UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 03/31/2025

Date of reporting period: 09/30/2024

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
iShares Biotechnology ETF

IBB | NASDAQ

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Biotechnology ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Biotechnology ETF	$23	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	6.21%	19.42%	8.18%	5.03%
MSCI USA Index...
	10.21	36.22	15.94	13.30
NYSE Biotechnology Index...
	6.36	19.80	8.57	5.37

Key Fund statistics

Net Assets...
$7,578,017,225
Number of Portfolio Holdings...
218
Portfolio Turnover Rate...
7%

The Fund has added the MSCI USA Index in response to new regulatory requirements.

The performance of the NYSE Biotechnology Index in this report reflects the performance of the NASDAQ Biotechnology Index through June 20, 2021 and, beginning on June 21, 2021, the performance of the NYSE Biotechnology Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Biotechnology...
80.5%
Life Sciences Tools & Services...
16.7
Pharmaceuticals...
2.5
Health Care Providers & Services...
0.2
Health Care Equipment & Supplies...
0.1
Chemicals...
0.0Footnote Reference(b)
Security	Percent of Total InvestmentsFootnote Reference(a)
Gilead Sciences, Inc...
8.6%
Amgen, Inc...
7.9
Vertex Pharmaceuticals, Inc...
7.6
Regeneron Pharmaceuticals, Inc...
7.2
IQVIA Holdings, Inc...
4.1
Alnylam Pharmaceuticals, Inc...
3.4
Mettler-Toledo International, Inc...
3.0
Biogen, Inc...
2.7
Argenx SE, ADR...
2.7
BioNTech SE, ADR...
2.3

Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. or ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Biotechnology ETF

Semi-Annual Shareholder Report — September 30, 2024

IBB-09/24-SAR

iShares Core S&P 500 ETF

IVV | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Core S&P 500 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P 500 ETF	$2	0.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	10.40%	36.30%	15.94%	13.34%
S&P Total Market Index...
	9.60	35.24	15.15	12.75
S&P 500®...
	10.42	36.35	15.98	13.38

Key Fund statistics

Net Assets...
$532,844,798,309
Number of Portfolio Holdings...
506
Portfolio Turnover Rate...
2%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
31.8%
Financials...
12.9
Health Care...
11.6
Consumer Discretionary...
10.1
Communication Services...
8.9
Industrials...
8.5
Consumer Staples...
5.9
Energy...
3.3
Utilities...
2.5
Real Estate...
2.3
Materials...
2.2

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
7.3%
Microsoft Corp...
6.6
NVIDIA Corp...
6.1
Amazon.com, Inc...
3.6
Meta Platforms, Inc., Class A...
2.6
Alphabet, Inc., Class A...
2.0
Berkshire Hathaway, Inc., Class B...
1.7
Alphabet, Inc., Class C, NVS...
1.6
Broadcom, Inc...
1.6
Tesla, Inc...
1.5

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core S&P 500 ETF

Semi-Annual Shareholder Report — September 30, 2024

IVV-09/24-SAR

iShares Core S&P Total U.S. Stock Market ETF

ITOT | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P Total U.S. Stock Market ETF	$2	0.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	9.61%	35.24%	15.15%	12.81%
S&P Total Market Index...
	9.60	35.24	15.15	12.75

Key Fund statistics

Net Assets...
$61,854,738,784
Number of Portfolio Holdings...
2,550
Portfolio Turnover Rate...
2%

The performance of the S&P Total Market Index in this report reflects the performance of the S&P Composite 1500 through December 20, 2015 and, beginning on December 21, 2015, the performance of the S&P Total Market Index.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
29.7%
Financials...
13.5
Health Care...
11.7
Consumer Discretionary...
10.4
Industrials...
9.7
Communication Services...
8.3
Consumer Staples...
5.5
Energy...
3.4
Real Estate...
2.8
Materials...
2.6
Utilities...
2.4

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
6.3%
Microsoft Corp...
5.7
NVIDIA Corp...
5.3
Amazon.com, Inc...
3.1
Meta Platforms, Inc., Class A...
2.2
Alphabet, Inc., Class A...
1.7
Berkshire Hathaway, Inc., Class B...
1.5
Alphabet, Inc., Class C, NVS...
1.4
Broadcom, Inc...
1.4
Tesla, Inc...
1.3

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core S&P Total U.S. Stock Market ETF

Semi-Annual Shareholder Report — September 30, 2024

ITOT-09/24-SAR

iShares Expanded Tech Sector ETF

IGM | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Expanded Tech Sector ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Expanded Tech Sector ETF	$21	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	11.50%	51.09%	22.00%	20.07%
S&P Total Market Index...
	9.60	35.24	15.15	12.75
S&P North American Expanded Technology Sector Index™...
	11.73	51.53	22.48	20.57

Key Fund statistics

Net Assets...
$5,354,375,310
Number of Portfolio Holdings...
285
Portfolio Turnover Rate...
5%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

The performance of the S&P North American Expanded Technology Sector Index™ in this report reflects the performance of the S&P North American Technology Sector Index™ through December 23, 2018 and, beginning on December 24, 2018, the performance of the S&P North America Expanded Technology Sector Index™.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Software...
27.7%
Semiconductors & Semiconductor Equipment...
27.4
Interactive Media & Services...
18.0
Technology Hardware, Storage & Peripherals...
10.2
IT Services...
7.0
Communications Equipment...
3.6
Entertainment...
3.1
Electronic Equipment, Instruments & Components...
3.0
Security	Percent of Total InvestmentsFootnote Reference(a)
Meta Platforms, Inc., Class A...
8.9%
Apple, Inc...
8.5
NVIDIA Corp...
8.3
Microsoft Corp...
8.2
Alphabet, Inc., Class A...
4.8
Broadcom, Inc...
4.5
Alphabet, Inc., Class C, NVS...
3.9
Netflix, Inc...
2.5
Oracle Corp...
2.2
Advanced Micro Devices, Inc...
2.1

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Expanded Tech Sector ETF

Semi-Annual Shareholder Report — September 30, 2024

IGM-09/24-SAR

iShares Expanded Tech-Software Sector ETF

IGV | Cboe BZX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Expanded Tech-Software Sector ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Expanded Tech-Software Sector ETF	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	4.75%	31.04%	16.25%	18.11%
S&P Total Market Index...
	9.60	35.24	15.15	12.75
S&P North American Expanded Technology Software Index™...
	4.94	30.91	16.59	18.47

Key Fund statistics

Net Assets...
$6,767,440,293
Number of Portfolio Holdings...
118
Portfolio Turnover Rate...
9%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

The performance of the S&P North American Expanded Technology Software Index™ in this report reflects the performance of the S&P North American Technology Software Index™ through December 23, 2018 and, beginning on December 24, 2018, the performance of the S&P North American Expanded Technology Software Index™.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Software...
97.1%
Entertainment...
2.4
Interactive Media & Services...
0.5
Security	Percent of Total InvestmentsFootnote Reference(a)
Salesforce, Inc...
9.0%
Oracle Corp...
8.8
Microsoft Corp...
8.4
Adobe, Inc...
7.3
ServiceNow, Inc...
7.1
Palo Alto Networks, Inc...
4.3
Intuit, Inc...
4.2
Synopsys, Inc...
3.1
Palantir Technologies, Inc., Class A...
3.0
Cadence Design Systems, Inc...
3.0

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Expanded Tech-Software Sector ETF

Semi-Annual Shareholder Report — September 30, 2024

IGV-09/24-SAR

iShares Micro-Cap ETF

IWC | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Micro-Cap ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Micro-Cap ETF	$30	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	2.50%	24.38%	8.19%	7.16%
Russell 3000® Index...
	9.65	35.19	15.26	12.83
Russell Microcap® Index...
	2.58	24.63	8.45	7.29

Key Fund statistics

Net Assets...
$900,032,540
Number of Portfolio Holdings...
1,448
Portfolio Turnover Rate...
22%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
25.2%
Financials...
23.1
Industrials...
13.6
Information Technology...
12.1
Consumer Discretionary...
8.2
Energy...
4.3
Real Estate...
4.0
Materials...
3.5
Communication Services...
3.0
Consumer Staples...
2.2
Utilities...
0.8

Security	Percent of Total InvestmentsFootnote Reference(a)
Core Scientific, Inc...
0.5%
MannKind Corp...
0.4
OneSpaWorld Holdings Ltd...
0.4
Aspen Aerogels, Inc...
0.4
CareDx, Inc...
0.4
Blue Bird Corp...
0.4
Mirum Pharmaceuticals, Inc...
0.4
REV Group, Inc...
0.4
Nurix Therapeutics, Inc...
0.4
Viridian Therapeutics, Inc...
0.4

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Micro-Cap ETF

Semi-Annual Shareholder Report — September 30, 2024

IWC-09/24-SAR

iShares North American Natural Resources ETF

IGE | Cboe BZX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares North American Natural Resources ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares North American Natural Resources ETF	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	(0.69)%	8.82%	12.80%	2.90%
S&P Global Broad Market Index...
	9.32	30.73	11.62	9.06
S&P North American Natural Resources Sector Index™...
	(0.42)	9.40	13.39	3.42

Key Fund statistics

Net Assets...
$506,959,053
Number of Portfolio Holdings...
129
Portfolio Turnover Rate...
6%

The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Oil, Gas & Consumable Fuels...
68.4%
Metals & Mining...
13.8
Energy Equipment & Services...
7.2
Containers & Packaging...
6.7
Construction Materials...
3.3
Paper & Forest Products...
0.6
Security	Percent of Total InvestmentsFootnote Reference(a)
Exxon Mobil Corp...
10.1%
Chevron Corp...
9.7
ConocoPhillips...
4.4
Enbridge, Inc...
3.4
Freeport-McMoRan, Inc...
2.8
Canadian Natural Resources Ltd...
2.8
EOG Resources, Inc...
2.7
Newmont Corp...
2.4
Schlumberger NV...
2.3
Williams Cos., Inc. (The)...
2.2

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares North American Natural Resources ETF

Semi-Annual Shareholder Report — September 30, 2024

IGE-09/24-SAR

iShares Russell 2000 ETF

IWM | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Russell 2000 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 ETF	$10	0.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	5.60%	26.60%	9.27%	8.74%
Russell 3000® Index...
	9.65	35.19	15.26	12.83
Russell 2000® Index...
	5.69	26.76	9.39	8.78

Key Fund statistics

Net Assets...
$69,550,238,452
Number of Portfolio Holdings...
1,986
Portfolio Turnover Rate...
13%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
17.9%
Health Care...
17.5
Industrials...
17.1
Information Technology...
12.8
Consumer Discretionary...
10.1
Real Estate...
6.5
Energy...
5.3
Materials...
4.5
Utilities...
2.8
Consumer Staples...
2.8
Communication Services...
2.7

Security	Percent of Total InvestmentsFootnote Reference(a)
Vaxcyte, Inc...
0.5%
FTAI Aviation Ltd...
0.5
Insmed, Inc...
0.4
Sprouts Farmers Market, Inc...
0.4
Fabrinet...
0.3
Applied Industrial Technologies, Inc...
0.3
Mueller Industries, Inc...
0.3
Fluor Corp...
0.3
Ensign Group, Inc. (The)...
0.3
UFP Industries, Inc...
0.3

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 2000 ETF

Semi-Annual Shareholder Report — September 30, 2024

IWM-09/24-SAR

iShares Russell 2000 Growth ETF

IWO | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Russell 2000 Growth ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 Growth ETF	$12	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	5.19%	27.57%	8.75%	8.96%
Russell 3000® Index...
	9.65	35.19	15.26	12.83
Russell 2000® Growth Index...
	5.25	27.66	8.82	8.95

Key Fund statistics

Net Assets...
$12,063,720,039
Number of Portfolio Holdings...
1,124
Portfolio Turnover Rate...
26%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
25.7%
Industrials...
21.8
Information Technology...
19.6
Consumer Discretionary...
10.1
Financials...
8.2
Materials...
3.9
Energy...
3.4
Consumer Staples...
3.2
Communication Services...
2.0
Real Estate...
1.6
Utilities...
0.5

Security	Percent of Total InvestmentsFootnote Reference(a)
Vaxcyte, Inc...
1.0%
FTAI Aviation Ltd...
1.0
Insmed, Inc...
0.8
Sprouts Farmers Market, Inc...
0.8
Fabrinet...
0.6
Applied Industrial Technologies, Inc...
0.6
Ensign Group, Inc. (The)...
0.6
Mueller Industries, Inc...
0.6
Carpenter Technology Corp...
0.6
Lantheus Holdings, Inc...
0.6

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 2000 Growth ETF

Semi-Annual Shareholder Report — September 30, 2024

IWO-09/24-SAR

iShares Russell 2000 Value ETF

IWN | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Russell 2000 Value ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 Value ETF	$12	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	5.96%	25.52%	9.06%	8.05%
Russell 3000® Index...
	9.65	35.19	15.26	12.83
Russell 2000® Value Index...
	6.14	25.88	9.29	8.22

Key Fund statistics

Net Assets...
$12,552,930,134
Number of Portfolio Holdings...
1,443
Portfolio Turnover Rate...
23%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
27.8%
Industrials...
12.2
Real Estate...
11.5
Consumer Discretionary...
10.0
Health Care...
9.3
Energy...
7.2
Information Technology...
5.9
Utilities...
5.3
Materials...
5.1
Communication Services...
3.4
Consumer Staples...
2.3

Security	Percent of Total InvestmentsFootnote Reference(a)
SouthState Corp...
0.6%
Meritage Homes Corp...
0.6
Lumen Technologies, Inc...
0.5
Taylor Morrison Home Corp...
0.5
Jackson Financial, Inc., Class A...
0.5
Essent Group Ltd...
0.5
Terreno Realty Corp...
0.5
Commercial Metals Co...
0.5
Essential Properties Realty Trust, Inc...
0.5
Old National Bancorp...
0.4

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 2000 Value ETF

Semi-Annual Shareholder Report — September 30, 2024

IWN-09/24-SAR

iShares Russell 2500 ETF

SMMD | Cboe BZX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Russell 2500 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2500 ETF	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	4.14%	26.09%	10.45%	9.56%
Russell 3000® Index...
	9.65	35.19	15.26	14.06
Russell 2500 Index™...
	4.10	26.17	10.43	9.57

Key Fund statistics

Net Assets...
$1,026,908,318
Number of Portfolio Holdings...
506
Portfolio Turnover Rate...
7%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

The inception date of the Fund was July 6, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Investment Funds...
41.8%
Industrials...
11.8
Financials...
9.1
Consumer Discretionary...
8.5
Information Technology...
6.4
Health Care...
5.5
Real Estate...
4.6
Materials...
4.1
Energy...
2.7
Consumer Staples...
2.2
OtherFootnote Reference(b)...
3.3

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 2000 ETF...
41.8%
Smurfit WestRock plc...
0.4
EQT Corp...
0.3
EMCOR Group, Inc...
0.3
Lennox International, Inc...
0.3
Packaging Corp. of America...
0.3
NRG Energy, Inc...
0.3
Carvana Co., Class A...
0.3
Avery Dennison Corp...
0.3
FactSet Research Systems, Inc...
0.3

Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 2500 ETF

Semi-Annual Shareholder Report — September 30, 2024

SMMD-09/24-SAR

iShares Russell Mid-Cap ETF

IWR | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Russell Mid-Cap ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Mid-Cap ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	5.47%	29.12%	11.13%	10.03%
Russell 3000® Index...
	9.65	35.19	15.26	12.83
Russell MidCap® Index...
	5.56	29.33	11.30	10.19

Key Fund statistics

Net Assets...
$36,577,669,608
Number of Portfolio Holdings...
819
Portfolio Turnover Rate...
9%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
17.4%
Financials...
15.6
Information Technology...
12.6
Consumer Discretionary...
10.9
Health Care...
10.2
Real Estate...
8.2
Materials...
5.9
Utilities...
5.8
Consumer Staples...
5.0
Energy...
5.0
Communication Services...
3.4

Security	Percent of Total InvestmentsFootnote Reference(a)
Palantir Technologies, Inc., Class A...
0.6%
Aflac, Inc...
0.5
Arthur J Gallagher & Co...
0.5
Hilton Worldwide Holdings, Inc...
0.5
DR Horton, Inc...
0.5
Williams Cos., Inc. (The)...
0.5
Realty Income Corp...
0.5
Simon Property Group, Inc...
0.5
United Rentals, Inc...
0.5
ONEOK, Inc...
0.5

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell Mid-Cap ETF

Semi-Annual Shareholder Report — September 30, 2024

IWR-09/24-SAR

iShares Russell Mid-Cap Growth ETF

IWP | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Russell Mid-Cap Growth ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Mid-Cap Growth ETF	$12	0.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	3.01%	29.07%	11.26%	11.07%
Russell 3000® Index...
	9.65	35.19	15.26	12.83
Russell MidCap® Growth Index...
	3.12	29.33	11.48	11.30

Key Fund statistics

Net Assets...
$14,976,364,566
Number of Portfolio Holdings...
292
Portfolio Turnover Rate...
25%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
24.7%
Industrials...
18.2
Consumer Discretionary...
15.5
Health Care...
13.8
Financials...
12.5
Communication Services...
4.4
Energy...
3.9
Consumer Staples...
2.5
Utilities...
1.7
Real Estate...
1.4
Materials...
1.4

Security	Percent of Total InvestmentsFootnote Reference(a)
Palantir Technologies, Inc., Class A...
2.7%
Trade Desk, Inc. (The), Class A...
1.7
NU Holdings Ltd., Class A...
1.5
Monolithic Power Systems, Inc...
1.5
Ameriprise Financial, Inc...
1.5
IDEXX Laboratories, Inc...
1.5
Vistra Corp...
1.5
WW Grainger, Inc...
1.4
Old Dominion Freight Line, Inc...
1.4
Fair Isaac Corp...
1.4

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell Mid-Cap Growth ETF

Semi-Annual Shareholder Report — September 30, 2024

IWP-09/24-SAR

iShares S&P Mid-Cap 400 Growth ETF

IJK | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Mid-Cap 400 Growth ETF	$8	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	1.02%	28.30%	11.45%	10.37%
S&P Total Market Index...
	9.60	35.24	15.15	12.75
S&P MidCap 400 Growth Index™...
	1.10	28.49	11.63	10.58

Key Fund statistics

Net Assets...
$9,798,351,336
Number of Portfolio Holdings...
259
Portfolio Turnover Rate...
13%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
29.6%
Consumer Discretionary...
18.0
Information Technology...
11.1
Health Care...
10.1
Financials...
9.6
Energy...
5.8
Materials...
5.7
Real Estate...
4.9
Consumer Staples...
3.4
Communication Services...
1.3
Utilities...
0.5

Security	Percent of Total InvestmentsFootnote Reference(a)
Carlisle Cos., Inc...
1.4%
EMCOR Group, Inc...
1.3
Williams-Sonoma, Inc...
1.3
Lennox International, Inc...
1.3
Manhattan Associates, Inc...
1.2
Watsco, Inc...
1.1
Dynatrace, Inc...
1.1
Reliance, Inc...
1.1
Toll Brothers, Inc...
1.1
Pure Storage, Inc., Class A...
1.0

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares S&P Mid-Cap 400 Growth ETF

Semi-Annual Shareholder Report — September 30, 2024

IJK-09/24-SAR

iShares S&P Mid-Cap 400 Value ETF

IJJ | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares S&P Mid-Cap 400 Value ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Mid-Cap 400 Value ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	5.55%	24.77%	11.26%	9.48%
S&P Total Market Index...
	9.60	35.24	15.15	12.75
S&P MidCap 400 Value Index™...
	5.66	24.99	11.45	9.69

Key Fund statistics

Net Assets...
$7,760,233,634
Number of Portfolio Holdings...
297
Portfolio Turnover Rate...
9%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
23.9%
Industrials...
15.1
Consumer Discretionary...
10.6
Real Estate...
10.2
Health Care...
9.7
Materials...
7.4
Information Technology...
7.1
Consumer Staples...
5.3
Utilities...
4.9
Energy...
4.2
Communication Services...
1.6

Security	Percent of Total InvestmentsFootnote Reference(a)
Illumina, Inc...
1.5%
Chesapeake Energy Corp...
1.2
Fidelity National Financial, Inc., Class A...
1.1
Tenet Healthcare Corp...
1.1
US Foods Holding Corp...
1.1
Reinsurance Group of America, Inc...
1.0
WP Carey, Inc...
1.0
Coherent Corp...
1.0
Jones Lang LaSalle, Inc...
0.9
Performance Food Group Co...
0.9

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares S&P Mid-Cap 400 Value ETF

Semi-Annual Shareholder Report — September 30, 2024

IJJ-09/24-SAR

iShares S&P Small-Cap 600 Growth ETF

IJT | NASDAQ

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares S&P Small-Cap 600 Growth ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Small-Cap 600 Growth ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	7.33%	28.41%	10.40%	10.59%
S&P Total Market Index...
	9.60	35.24	15.15	12.75
S&P SmallCap 600 Growth Index™...
	7.45	28.65	10.64	10.81

Key Fund statistics

Net Assets...
$6,519,740,052
Number of Portfolio Holdings...
391
Portfolio Turnover Rate...
13%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
19.2%
Consumer Discretionary...
16.1
Information Technology...
14.3
Health Care...
13.5
Financials...
10.7
Energy...
6.8
Materials...
6.6
Real Estate...
5.3
Communication Services...
3.2
Consumer Staples...
2.7
Utilities...
1.6

Security	Percent of Total InvestmentsFootnote Reference(a)
Mueller Industries, Inc...
1.3%
ATI, Inc...
1.2
Carpenter Technology Corp...
1.2
Meritage Homes Corp...
1.1
SPX Technologies, Inc...
1.1
SPS Commerce, Inc...
1.1
Glaukos Corp...
1.1
Badger Meter, Inc...
1.0
CSW Industrials, Inc...
0.9
Moog, Inc., Class A...
0.9

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares S&P Small-Cap 600 Growth ETF

Semi-Annual Shareholder Report — September 30, 2024

IJT-09/24-SAR

iShares Semiconductor ETF

SOXX | NASDAQ

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Semiconductor ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Semiconductor ETF	$17	0.34%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	2.41%	46.87%	27.95%	24.49%
MSCI USA Index...
	10.21	36.22	15.94	13.30
NYSE Semiconductor Index...
	2.62	47.47	28.52	25.10

Key Fund statistics

Net Assets...
$14,878,541,734
Number of Portfolio Holdings...
34
Portfolio Turnover Rate...
17%

The Fund has added the MSCI USA Index in response to new regulatory requirements.

The performance of the NYSE Semiconductor Index in this report reflects the performance of the PHLX Semiconductor Sector Index through June 20, 2021 and, beginning on June 21, 2021, the performance of the NYSE Semiconductor Index.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Semiconductors & Semiconductor Equipment...
100.0%
Security	Percent of Total InvestmentsFootnote Reference(a)
Advanced Micro Devices, Inc...
8.8%
Broadcom, Inc...
8.5
NVIDIA Corp...
8.1
QUALCOMM, Inc...
6.1
Texas Instruments, Inc...
6.0
Micron Technology, Inc...
4.3
Intel Corp...
4.3
Applied Materials, Inc...
4.1
Lam Research Corp...
4.0
Monolithic Power Systems, Inc...
4.0

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. or ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Semiconductor ETF

Semi-Annual Shareholder Report — September 30, 2024

SOXX-09/24-SAR

iShares U.S. Digital Infrastructure and Real Estate ETF

IDGT | NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares U.S. Digital Infrastructure and Real Estate ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Digital Infrastructure and Real Estate ETF	$21	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	10.56%	29.47%	8.89%	9.40%
S&P Total Market Index...
	9.60	35.24	15.15	12.75
S&P Data Center, Tower REIT and Communications Equipment Index™...
	10.84	30.08	9.33	9.81

Key Fund statistics

Net Assets...
$55,200,268
Number of Portfolio Holdings...
32
Portfolio Turnover Rate...
20%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

The performance of the S&P Data Center, Tower REIT and Communications Equipment Index™ in this report reflects the performance of the S&P North American Technology Multimedia Networking Index through December 17, 2023 and, beginning on December 18, 2023, the performance of the S&P Data Center, Tower REIT and Communications Equipment Index™.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Specialized REITs...
46.9%
Communications Equipment...
30.8
Semiconductors & Semiconductor Equipment...
8.3
Technology Hardware, Storage & Peripherals...
6.8
IT Services...
6.2
Software...
1.0
Security	Percent of Total InvestmentsFootnote Reference(a)
Equinix, Inc...
9.9%
Digital Realty Trust, Inc...
9.9
Crown Castle, Inc...
9.2
American Tower Corp...
9.2
Fastly, Inc., Class A...
6.2
Arista Networks, Inc...
4.9
Uniti Group, Inc...
4.6
Nokia OYJ, ADR, NVS...
4.5
Telefonaktiebolaget LM Ericsson, ADR...
4.5
Motorola Solutions, Inc...
4.5

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Digital Infrastructure and Real Estate ETF

Semi-Annual Shareholder Report — September 30, 2024

IDGT-09/24-SAR

 (b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
SEPTEMBER 30, 2024
2024 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares Biotechnology ETF | IBB | NASDAQ
iShares Expanded Tech Sector ETF | IGM | NYSE Arca
iShares Expanded Tech-Software Sector ETF | IGV | Cboe BZX
iShares North American Natural Resources ETF | IGE | Cboe BZX
iShares Semiconductor ETF | SOXX | NASDAQ
iShares U.S. Digital Infrastructure and Real Estate ETF | IDGT | NYSE Arca

Page
2

Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
Biotechnology ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 80.2%
4D Molecular Therapeutics, Inc.
(a)(b)
........ 319,810 $ 3,457,146
89bio, Inc.
(a)(b)
...................... 722,555 5,346,907
AC Immune SA
(b)
.................... 450,715 1,703,703
ACADIA Pharmaceuticals, Inc.
(a)(b)
......... 1,204,891 18,531,224
ACELYRIN, Inc.
(b)
.................... 469,803 2,316,129
ADMA Biologics, Inc.
(b)
................ 1,644,412 32,871,796
Agios Pharmaceuticals, Inc.
(b)
........... 403,707 17,936,702
Akero Therapeutics, Inc.
(a)(b)
............. 424,818 12,188,028
Alector, Inc.
(a)(b)
..................... 559,236 2,606,040
Alkermes plc
(a)(b)
..................... 1,179,991 33,027,948
Allogene Therapeutics, Inc.
(a)(b)
........... 998,822 2,796,702
Alnylam Pharmaceuticals, Inc.
(b)
.......... 929,950 255,764,148
ALX Oncology Holdings, Inc.
(a)(b)
.......... 209,147 380,648
Amgen, Inc. ....................... 1,843,538 594,006,379
Amicus Therapeutics, Inc.
(b)
............. 2,108,876 22,522,796
AnaptysBio, Inc.
(a)(b)
.................. 185,720 6,221,620
Anavex Life Sciences Corp.
(a)(b)
.......... 603,409 3,427,363
Apellis Pharmaceuticals, Inc.
(a)(b)
.......... 736,576 21,242,852
Apogee Therapeutics, Inc.
(a)(b)
........... 271,716 15,960,598
Arbutus Biopharma Corp.
(a)(b)
............ 1,073,487 4,132,925
Arcellx, Inc.
(a)(b)
..................... 294,069 24,557,702
Arcturus Therapeutics Holdings, Inc.
(a)(b)
..... 180,762 4,195,486
Arcus Biosciences, Inc.
(a)(b)
............. 354,980 5,427,644
Arcutis Biotherapeutics, Inc.
(a)(b)
.......... 741,024 6,891,523
Argenx SE , ADR
(a)(b)
.................. 371,256 201,250,452
Arrowhead Pharmaceuticals, Inc.
(a)(b)
....... 867,329 16,800,163
ARS Pharmaceuticals, Inc.
(a)(b)
........... 355,981 5,161,724
Ascendis Pharma A/S , ADR
(a)(b)
.......... 355,584 53,092,247
Aurinia Pharmaceuticals, Inc.
(a)(b)
......... 941,894 6,904,083
Autolus Therapeutics plc , ADR
(a)(b)
......... 1,479,433 5,370,342
Avidity Biosciences, Inc.
(b)
.............. 794,480 36,490,466
Beam Therapeutics, Inc.
(a)(b)
............. 523,955 12,836,897
BeiGene Ltd. , ADR
(a) (b)
................ 600,251 134,762,352
Bicycle Therapeutics plc , ADR
(a)(b)
......... 282,846 6,400,805
BioCryst Pharmaceuticals, Inc.
(b)
.......... 1,424,582 10,826,823
Biogen, Inc.
(b)
...................... 1,056,496 204,791,185
Biohaven Ltd.
(a)(b)
.................... 595,119 29,738,096
BioMarin Pharmaceutical, Inc.
(a)(b)
......... 1,374,110 96,586,192
Biomea Fusion, Inc.
(a)(b)
................ 207,013 2,090,831
BioNTech SE , ADR
(a)(b)
................ 1,480,564 175,846,586
Bluebird Bio, Inc.
(a)(b)
.................. 1,343,876 698,144
Blueprint Medicines Corp.
(b)
............. 454,547 42,045,597
Bridgebio Pharma, Inc.
(a)(b)
.............. 1,027,892 26,170,130
Cabaletta Bio, Inc.
(a)(b)
................. 306,301 1,445,741
CareDx, Inc.
(a)(b)
..................... 361,805 11,297,361
Caribou Biosciences, Inc.
(a)(b)
............ 593,732 1,163,715
Centessa Pharmaceuticals plc , ADR
(a)(b)
..... 519,493 8,306,693
Cogent Biosciences, Inc.
(a)(b)
............ 605,119 6,535,285
Coherus Biosciences, Inc.
(a)(b)
............ 787,341 818,835
Compass Pathways plc , ADR
(a)(b)
......... 385,408 2,428,070
Crinetics Pharmaceuticals, Inc.
(a)(b)
........ 548,588 28,032,847
CRISPR Therapeutics AG
(a)(b)
............ 596,268 28,012,671
Cullinan Therapeutics, Inc.
(a)(b)
........... 282,336 4,726,305
CureVac NV
(a)(b)
..................... 675,436 1,985,782
Cytokinetics, Inc.
(a)(b)
.................. 831,324 43,893,907
Day One Biopharmaceuticals, Inc.
(a)(b)
...... 433,068 6,032,637
Denali Therapeutics, Inc.
(a)(b)
............ 868,425 25,297,220
Disc Medicine, Inc.
(b)
.................. 113,393 5,572,132
Dynavax Technologies Corp.
(a)(b)
.......... 954,530 10,633,464
Dyne Therapeutics, Inc.
(b)
.............. 544,085 19,543,533
Editas Medicine, Inc.
(a)(b)
............... 588,593 2,007,102
Erasca, Inc.
(a)(b)
..................... 1,215,397 3,318,034
Exelixis, Inc.
(b)
...................... 2,032,394 52,740,624
Security
Shares
Shares Value
Biotechnology (continued)
Exscientia plc , ADR
(a)(b)
................ 670,525 $ 3,272,162
Galapagos NV , ADR
(a)(b)
............... 403,152 11,606,746
Genmab A/S , ADR
(a)(b)
................. 4,130,764 100,708,026
Geron Corp.
(a)(b)
..................... 4,039,016 18,337,133
Gilead Sciences, Inc. ................. 7,790,249 653,134,477
Halozyme Therapeutics, Inc.
(b)
........... 915,948 52,428,864
Humacyte, Inc.
(a)(b)
................... 678,810 3,692,726
Ideaya Biosciences, Inc.
(a)(b)
............. 560,122 17,744,665
Immunocore Holdings plc , ADR
(a)(b)
........ 303,881 9,459,816
Immunovant, Inc.
(a)(b)
.................. 453,107 12,918,081
Immutep Ltd. , ADR
(a)(b)
................ 908,141 2,006,992
Incyte Corp.
(a)(b)
..................... 1,391,183 91,957,196
Insmed, Inc.
(a)(b)
..................... 1,224,265 89,371,345
Intellia Therapeutics, Inc.
(a)(b)
............ 729,694 14,995,212
Ionis Pharmaceuticals, Inc.
(a)(b)
........... 979,284 39,230,117
Iovance Biotherapeutics, Inc.
(b)
........... 1,774,529 16,662,827
Ironwood Pharmaceuticals, Inc. , Class A
(b)
... 1,138,711 4,691,489
iTeos Therapeutics, Inc.
(a)(b)
............. 205,515 2,098,308
Janux Therapeutics, Inc.
(a)(b)
............. 277,099 12,588,608
KalVista Pharmaceuticals, Inc.
(a)(b)
......... 217,733 2,521,348
Keros Therapeutics, Inc.
(b)
.............. 216,192 12,554,269
Kiniksa Pharmaceuticals International plc
(b)
.. 283,811 7,092,437
Krystal Biotech, Inc.
(a)(b)
................ 176,398 32,109,728
Kura Oncology, Inc.
(b)
................. 474,741 9,276,439
Kymera Therapeutics, Inc.
(a)(b)
........... 418,443 19,804,907
Legend Biotech Corp. , ADR
(a)(b)
.......... 1,124,952 54,818,911
Lyell Immunopharma, Inc.
(b)
............. 824,690 1,138,072
MacroGenics, Inc.
(a)(b)
................. 408,976 1,345,531
Madrigal Pharmaceuticals, Inc.
(a)(b)
........ 131,756 27,961,258
MannKind Corp.
(a)(b)
.................. 1,948,626 12,256,858
MeiraGTx Holdings plc
(a)(b)
.............. 380,346 1,586,043
Merus NV
(a)(b)
....................... 432,712 21,618,292
Mineralys Therapeutics, Inc.
(a)(b)
.......... 164,166 1,988,050
Mirum Pharmaceuticals, Inc.
(a)(b)
.......... 276,985 10,802,415
Moderna, Inc.
(a)(b)
.................... 2,504,611 167,383,153
MorphoSys AG , ADR
(b)
................ 892 16,880
Myriad Genetics, Inc.
(b)
................ 638,105 17,477,696
Nanobiotix SA , ADR
(a)(b)
................ 228,919 1,316,284
Natera, Inc.
(a)(b)
..................... 849,124 107,796,292
Neurocrine Biosciences, Inc.
(b)
........... 721,666 83,150,356
Novavax, Inc.
(a)(b)
.................... 1,112,841 14,055,182
Nurix Therapeutics, Inc.
(a)(b)
............. 463,598 10,417,047
Nuvalent, Inc. , Class A
(a)(b)
.............. 244,605 25,023,091
Olema Pharmaceuticals, Inc.
(a)(b)
.......... 358,999 4,286,448
ORIC Pharmaceuticals, Inc.
(a)(b)
.......... 330,663 3,389,296
Ovid therapeutics, Inc.
(b)
............... 420,436 496,114
Precigen, Inc.
(a)(b)
.................... 851,235 806,205
Prime Medicine, Inc.
(a)(b)
............... 363,407 1,406,385
Protagonist Therapeutics, Inc.
(a)(b)
......... 407,238 18,325,710
Prothena Corp. plc
(a)(b)
................. 339,805 5,684,938
PTC Therapeutics, Inc.
(b)
............... 544,500 20,200,950
RAPT Therapeutics, Inc.
(b)
.............. 215,098 432,347
Recursion Pharmaceuticals, Inc. , Class A
(a)(b)
. 1,576,810 10,391,178
Regeneron Pharmaceuticals, Inc.
(b)
........ 519,488 546,106,565
REGENXBIO, Inc.
(a)(b)
................. 323,698 3,395,592
Relay Therapeutics, Inc.
(a)(b)
............. 816,124 5,778,158
Reneo Pharmaceuticals, Inc.
(a)(b)
.......... 145,716 247,717
Replimune Group, Inc.
(a)(b)
.............. 384,788 4,217,276
REVOLUTION Medicines, Inc.
(a)(b)
......... 1,014,436 46,004,673
Rhythm Pharmaceuticals, Inc.
(a)(b)
......... 399,213 20,914,769
Rocket Pharmaceuticals, Inc.
(a)(b)
......... 613,423 11,329,923
Roivant Sciences Ltd.
(a)(b)
.............. 3,238,820 37,375,983
Sage Therapeutics, Inc.
(a)(b)
............. 368,028 2,657,162
Sana Biotechnology, Inc.
(a)(b)
............ 885,995 3,685,739
Sarepta Therapeutics, Inc.
(a)(b)
........... 653,941 81,670,691

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Biotechnology ETF
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Savara, Inc.
(b)
...................... 670,452 $ 2,842,716
Scholar Rock Holding Corp.
(a)(b)
.......... 478,193 3,830,326
SpringWorks Therapeutics, Inc.
(a)(b)
........ 489,594 15,686,592
Summit Therapeutics, Inc.
(a)(b)
............ 628,739 13,769,384
Syndax Pharmaceuticals, Inc.
(a)(b)
......... 579,415 11,153,739
Tango Therapeutics, Inc.
(a)(b)
............. 419,052 3,226,700
Taysha Gene Therapies, Inc.
(a)(b)
.......... 1,154,054 2,319,649
Tourmaline Bio, Inc. .................. 109,234 2,808,406
Travere Therapeutics, Inc.
(a)(b)
........... 554,429 7,756,462
Twist Bioscience Corp.
(a)(b)
.............. 410,387 18,541,285
Ultragenyx Pharmaceutical, Inc.
(b)
......... 629,483 34,967,781
uniQure NV
(a)(b)
..................... 327,175 1,612,973
United Therapeutics Corp.
(b)
............. 319,520 114,499,992
UroGen Pharma Ltd.
(a)(b)
............... 279,004 3,543,351
Vanda Pharmaceuticals, Inc.
(a)(b)
.......... 400,902 1,880,230
Vaxcyte, Inc.
(a)(b)
..................... 781,116 89,258,125
Vera Therapeutics, Inc. , Class A
(b)
......... 302,619 13,375,760
Veracyte, Inc.
(b)
..................... 553,770 18,850,331
Vericel Corp.
(a)(b)
..................... 355,691 15,027,945
Vertex Pharmaceuticals, Inc.
(b)
........... 1,241,063 577,193,580
Verve Therapeutics, Inc.
(a)(b)
............. 456,008 2,207,079
Vir Biotechnology, Inc.
(b)
............... 638,947 4,785,713
Voyager Therapeutics, Inc.
(b)
............ 332,208 1,943,417
Xencor, Inc.
(b)
...................... 496,954 9,993,745
Xenon Pharmaceuticals, Inc.
(a)(b)
.......... 540,302 21,271,690
Y-mAbs Therapeutics, Inc.
(a)(b)
........... 269,394 3,542,531
Zai Lab Ltd. , ADR
(b)
.................. 619,069 14,944,326
Zentalis Pharmaceuticals, Inc.
(b)
.......... 447,501 1,646,804
Zymeworks, Inc.
(a)(b)
.................. 509,906 6,399,320
6,077,268,182
Chemicals — 0.0%
Ginkgo Bioworks Holdings, Inc.
(a)(b)
........ 260,700 2,124,705
Health Care Equipment & Supplies — 0.2%
Novocure Ltd.
(a)(b)
.................... 713,743 11,155,803
Health Care Providers & Services — 0.2%
(a)(b)
Castle Biosciences, Inc. ............... 189,766 5,412,127
Fulgent Genetics, Inc. ................. 143,996 3,129,033
OPKO Health, Inc. ................... 2,400,451 3,576,672
12,117,832
Life Sciences Tools & Services — 16.6%
10X Genomics, Inc. , Class A
(b)
........... 728,758 16,455,356
AbCellera Biologics, Inc.
(a)(b)
............. 1,511,233 3,929,206
Adaptive Biotechnologies Corp.
(a)(b)
........ 1,045,783 5,354,409
Bio-Techne Corp.
(a)
................... 1,147,005 91,680,110
Bruker Corp. ....................... 753,111 52,009,846
Charles River Laboratories International, Inc.
(a)(b)
373,089 73,487,340
Cytek Biosciences, Inc.
(a)(b)
............. 871,281 4,826,897
Fortrea Holdings, Inc.
(a)(b)
............... 642,478 12,849,560
Illumina, Inc.
(a)(b)
..................... 1,158,501 151,080,115
IQVIA Holdings, Inc.
(a)(b)
................ 1,321,579 313,174,576
Maravai LifeSciences Holdings, Inc. , Class A
(a)(b)
848,673 7,052,473
MaxCyte, Inc.
(a)(b)
.................... 708,730 2,756,960
Medpace Holdings, Inc.
(a)(b)
............. 186,259 62,173,254
Mettler-Toledo International, Inc.
(b)
........ 153,705 230,511,388
Nautilus Biotechnology, Inc.
(b)
............ 539,109 1,536,461
Olink Holding AB , ADR
(a)(b)
.............. 209,800 5,454,800
OmniAb, Inc., 12.50 Earnout Shares
(b)(c)
..... 46,839 —
OmniAb, Inc., 15.00 Earnout Shares
(b)(c)
..... 46,839 —
Pacific Biosciences of California, Inc.
(a)(b)
.... 1,897,516 3,225,777
Quanterix Corp.
(a)(b)
.................. 255,781 3,314,922
Repligen Corp.
(a)(b)
................... 380,658 56,649,523
Stevanato Group SpA
(a)
............... 363,385 7,267,700
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Waters Corp.
(a)(b)
.................... 432,853 $ 155,779,466
1,260,570,139
Pharmaceuticals — 2.5%
(b)
Aclaris Therapeutics, Inc.
(a)
............. 509,603 586,043
Amylyx Pharmaceuticals, Inc. ........... 302,853 981,244
Arvinas, Inc.
(a)
...................... 434,819 10,709,592
ATAI Life Sciences NV
(a)
............... 824,065 955,915
Atea Pharmaceuticals, Inc. ............. 531,617 1,780,917
Axsome Therapeutics, Inc.
(a)
............ 285,964 25,699,585
Edgewise Therapeutics, Inc.
(a)
........... 426,882 11,393,481
Enliven Therapeutics, Inc.
(a)
............. 210,728 5,381,993
Fulcrum Therapeutics, Inc.
(a)
............ 422,196 1,507,240
Intra-Cellular Therapies, Inc.
(a)
........... 721,905 52,821,789
Ligand Pharmaceuticals, Inc.
(a)
........... 130,528 13,064,547
Marinus Pharmaceuticals, Inc.
(a)
.......... 359,962 633,533
Nuvation Bio, Inc. , Class A
(a)
............ 1,204,991 2,759,429
Phathom Pharmaceuticals, Inc.
(a)
......... 237,580 4,295,446
Pliant Therapeutics, Inc.
(a)
.............. 390,194 4,374,075
Revance Therapeutics, Inc.
(a)
............ 686,271 3,561,746
Structure Therapeutics, Inc. , ADR
(a)
........ 342,466 15,030,833
Tarsus Pharmaceuticals, Inc.
(a)
........... 232,400 7,643,636
Terns Pharmaceuticals, Inc. ............. 432,143 3,604,073
Theravance Biopharma, Inc.
(a)
........... 329,433 2,655,230
Third Harmonic Bio, Inc.
(a)
.............. 109,945 1,489,755
Ventyx Biosciences, Inc. ............... 390,170 850,571
Verona Pharma plc , ADR
(a)
............. 393,063 11,308,422
WaVe Life Sciences Ltd.
(a)
.............. 719,339 5,898,580
188,987,675
Total Common Stocks — 99.7%
(Cost: $9,710,750,925) ............................ 7,552,224,336
Preferred Stocks
Biotechnology — 0.2%
Grifols SA
(a)(b)
...................... 1,627,137 14,448,976
Total Preferred Stocks — 0.2%
(Cost: $26,081,852) ............................... 14,448,976
Rights
Biotechnology — 0.0%
(b)
Akouos, Inc., CVR
(a)(c)
................ 157,087 2
Cartesian Therapeutics, Inc.
(c)
........... 6,098 2,439
Contra Chinook Therape, CVR
(c)
......... 320,962 269,608
Fusion Pharmaceuticals, Inc., CVR
(a)
...... 1,880 1,034
273,083
Total Rights — 0.0%
(Cost: $127,307) ................................. 273,083
Total Long-Term Investments — 99.9%
(Cost: $9,736,960,084) ............................ 7,566,946,395

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Biotechnology ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 11.9%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.05%
(f)
.................. 889,270,645 $ 889,982,062
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.88% ................... 14,981,842 14,981,842
Total Short-Term Securities — 11.9%
(Cost: $904,107,216) .............................. 904,963,904
Total Investments — 111.8%
(Cost: $ 10,641,067,300 ) ............................ 8,471,910,299
Liabilities in Excess of Other Assets — (11.8)% ............ (893,893,074)
Net Assets — 100.0% ...............................
$ 7,578,017,225
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 874,576,814 $ 15,122,171
(a)
$ — $ (27,782) $ 310,859 $ 889,982,062 889,270,645 $ 3,455,984
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 39,557,747 — (24,575,905)
(a)
— — 14,981,842 14,981,842 270,586 —
$ (27,782) $ 310,859 $ 904,963,904 $ 3,726,570 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ........................................... 58 12/20/24 $ 9,112 $ (112,110)
Russell 2000 E-Mini Index .................................................... 54 12/20/24 6,073 202,540
$ 90,430

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Biotechnology ETF
6
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 202,540 $ — $ — $ — $ 202,540
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 112,110 — — — 112,110
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 2,862,066 $ — $ — $ — $ 2,862,066
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (7,743) $ — $ — $ — $ (7,743)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 11,993,970
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,546,752,656 $ 5,471,680 $ — $ 7,552,224,336
Preferred Securities ....................................... 14,448,976 — — 14,448,976
Rights ................................................ — 1,034 272,049 273,083
Short-Term Securities
Money Market Funds ...................................... 904,963,904 — — 904,963,904
$ 8,466,165,536 $ 5,472,714 $ 272,049 $ 8,471,910,299
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 202,540 $ — $ — $ 202,540
Liabilities
Equity contracts ........................................... (112,110) — — (112,110)
$ 90,430 $ — $ — $ 90,430
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
Expanded Tech Sector ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 3.6%
ADTRAN Holdings, Inc.
(a)
.............. 30,606 $ 181,494
Applied Optoelectronics, Inc.
(a)(b)
.......... 14,684 210,128
Arista Networks, Inc.
(a)
................ 110,956 42,587,132
Aviat Networks, Inc.
(a)
................. 4,694 101,531
Calix, Inc.
(a)
........................ 25,545 990,890
Ciena Corp.
(a)
...................... 61,996 3,818,334
Cisco Systems, Inc. .................. 1,737,766 92,483,906
Clearfield, Inc.
(a)
..................... 5,461 212,761
CommScope Holding Co., Inc.
(a)
.......... 89,891 549,234
Digi International, Inc.
(a)
................ 15,359 422,833
Extreme Networks, Inc.
(a)
............... 56,908 855,327
F5, Inc.
(a)
......................... 25,149 5,537,810
Harmonic, Inc.
(a)
..................... 52,431 763,920
Infinera Corp.
(a)(b)
.................... 94,361 636,937
Juniper Networks, Inc. ................ 142,347 5,548,686
Lumentum Holdings, Inc.
(a)
............. 29,630 1,877,949
Motorola Solutions, Inc. ............... 71,952 32,351,778
NETGEAR, Inc.
(a)
.................... 12,502 250,790
NetScout Systems, Inc.
(a)
.............. 31,860 692,955
Ribbon Communications, Inc.
(a)(b)
......... 41,748 135,681
Viasat, Inc.
(a)
....................... 32,724 390,724
Viavi Solutions, Inc.
(a)
................. 95,229 858,966
191,459,766
Electronic Equipment, Instruments & Components — 3.0%
Advanced Energy Industries, Inc. ......... 16,414 1,727,409
Amphenol Corp. , Class A .............. 519,428 33,845,928
Arrow Electronics, Inc.
(a)(b)
.............. 22,829 3,032,376
Avnet, Inc. ........................ 38,006 2,064,106
Badger Meter, Inc. ................... 12,642 2,761,139
Belden, Inc. ....................... 17,967 2,104,475
Benchmark Electronics, Inc. ............ 15,275 676,988
CDW Corp. ........................ 57,625 13,040,538
Celestica, Inc.
(a)
..................... 50,960 2,605,075
Cognex Corp. ...................... 73,833 2,990,237
Coherent Corp.
(a)
.................... 66,077 5,874,906
Corning, Inc. ....................... 332,190 14,998,378
Crane NXT Co. ..................... 21,262 1,192,798
CTS Corp. ........................ 13,462 651,292
ePlus, Inc.
(a)(b)
...................... 11,643 1,144,973
Fabrinet
(a)
......................... 15,590 3,686,100
Insight Enterprises, Inc.
(a)(b)
............. 12,126 2,611,819
IPG Photonics Corp.
(a)(b)
............... 11,841 880,023
Itron, Inc.
(a)
........................ 19,388 2,070,832
Jabil, Inc. ......................... 48,947 5,865,319
Keysight Technologies, Inc.
(a)
............ 75,272 11,962,979
Knowles Corp.
(a)
.................... 39,177 706,361
Littelfuse, Inc. ...................... 10,670 2,830,218
Mirion Technologies, Inc. , Class A
(a)(b)
...... 77,806 861,312
Napco Security Technologies, Inc. ........ 15,877 642,383
Novanta, Inc.
(a)
..................... 15,714 2,811,549
OSI Systems, Inc.
(a)(b)
................. 6,977 1,059,318
PC Connection, Inc. .................. 4,818 363,422
Plexus Corp.
(a)(b)
..................... 11,843 1,619,057
Rogers Corp.
(a)
..................... 7,187 812,203
Sanmina Corp.
(a)
.................... 23,546 1,611,724
TD SYNNEX Corp. ................... 32,800 3,938,624
Teledyne Technologies, Inc.
(a)
............ 20,181 8,832,416
Trimble, Inc.
(a)
...................... 105,327 6,539,753
TTM Technologies, Inc.
(a)
............... 43,889 800,974
Vishay Intertechnology, Inc. ............. 48,959 925,815
Vontier Corp. ....................... 66,092 2,229,944
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp. , Class A
(a)
....... 22,248 $ 8,238,879
160,611,642
Entertainment — 3.1%
Electronic Arts, Inc. .................. 103,706 14,875,589
Netflix, Inc.
(a)
....................... 185,117 131,297,935
Playtika Holding Corp. ................ 22,493 178,145
ROBLOX Corp. , Class A
(a)
.............. 227,132 10,052,862
Take-Two Interactive Software, Inc.
(a)
....... 70,302 10,806,120
167,210,651
Interactive Media & Services — 18.0%
Alphabet, Inc. , Class A ................ 1,540,039 255,415,468
Alphabet, Inc. , Class C, NVS ............ 1,262,564 211,088,075
Bumble, Inc. , Class A
(a)(b)
............... 42,443 270,786
Cargurus, Inc. , Class A
(a)
............... 37,668 1,131,170
IAC, Inc.
(a)
......................... 30,573 1,645,439
Match Group, Inc.
(a)(b)
................. 111,258 4,210,003
Meta Platforms, Inc. , Class A ............ 827,491 473,688,948
Pinterest, Inc. , Class A
(a)
............... 260,321 8,426,591
Shutterstock, Inc. .................... 10,343 365,832
Snap, Inc. , Class A, NVS
(a)
............. 449,456 4,809,179
TripAdvisor, Inc.
(a)
................... 48,014 695,723
Yelp, Inc.
(a)(b)
....................... 29,723 1,042,683
Ziff Davis, Inc.
(a)
..................... 19,227 935,586
ZipRecruiter, Inc. , Class A
(a)
............. 31,595 300,152
ZoomInfo Technologies, Inc.
(a)
........... 123,481 1,274,324
965,299,959
IT Services — 7.0%
Accenture plc , Class A ................ 270,177 95,502,166
Akamai Technologies, Inc.
(a)
............. 65,368 6,598,900
ASGN, Inc.
(a)
....................... 19,320 1,801,204
CGI, Inc.
(a)(b)
....................... 87,909 10,106,019
Cloudflare, Inc. , Class A
(a)
.............. 130,971 10,594,244
Cognizant Technology Solutions Corp. , Class A 213,802 16,501,238
DigitalOcean Holdings, Inc.
(a)
............ 27,263 1,101,153
DXC Technology Co.
(a)
................ 79,092 1,641,159
EPAM Systems, Inc.
(a)
................. 24,561 4,888,376
Fastly, Inc. , Class A
(a)
................. 52,182 395,018
Gartner, Inc.
(a)
...................... 33,241 16,845,209
GoDaddy, Inc. , Class A
(a)
............... 60,795 9,531,440
Grid Dynamics Holdings, Inc. , Class A
(a)
..... 21,843 305,802
International Business Machines Corp. ..... 397,310 87,837,295
Kyndryl Holdings, Inc.
(a)
................ 100,752 2,315,281
MongoDB, Inc. , Class A
(a)
.............. 31,633 8,551,981
Okta, Inc. , Class A
(a)
.................. 69,418 5,160,534
Perficient, Inc.
(a)
..................... 15,711 1,185,866
Shopify, Inc. , Class A
(a)(b)
............... 522,123 41,842,937
Snowflake, Inc. , Class A
(a)
.............. 144,399 16,585,669
Squarespace, Inc. , Class A
(a)
............ 28,898 1,341,734
TE Connectivity plc .................. 131,084 19,792,373
Thoughtworks Holding, Inc.
(a)
............ 39,547 174,798
Twilio, Inc. , Class A
(a)
................. 69,290 4,519,094
VeriSign, Inc.
(a)
..................... 36,201 6,876,742
371,996,232
Semiconductors & Semiconductor Equipment — 27.4%
Advanced Micro Devices, Inc.
(a)(b)
......... 698,096 114,543,592
Allegro MicroSystems, Inc.
(a)(b)
........... 66,926 1,559,376
Ambarella, Inc.
(a)
.................... 17,109 965,033
Amkor Technology, Inc. ................ 48,873 1,495,514
Analog Devices, Inc. .................. 214,033 49,263,976
Applied Materials, Inc. ................ 357,135 72,159,127
Axcelis Technologies, Inc.
(a)(b)
............ 14,260 1,495,161
Broadcom, Inc. ..................... 1,398,828 241,297,830

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Expanded Tech Sector ETF
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Cirrus Logic, Inc.
(a)(b)
.................. 23,045 $ 2,862,419
Cohu, Inc.
(a)
....................... 20,301 521,736
Credo Technology Group Holding Ltd.
(a)
..... 61,247 1,886,408
Diodes, Inc.
(a)
...................... 20,193 1,294,169
Enphase Energy, Inc.
(a)
................ 58,404 6,600,820
Entegris, Inc. ....................... 65,113 7,327,166
First Solar, Inc.
(a)(b)
................... 46,165 11,515,398
FormFactor, Inc.
(a)
................... 33,779 1,553,834
Ichor Holdings Ltd.
(a)
.................. 14,652 466,080
Impinj, Inc.
(a)
....................... 9,827 2,127,742
Intel Corp. ........................ 1,840,444 43,176,816
KLA Corp. ......................... 57,983 44,902,615
Kulicke & Soffa Industries, Inc. ........... 23,372 1,054,778
Lam Research Corp. ................. 56,227 45,885,730
Lattice Semiconductor Corp.
(a)
........... 59,254 3,144,610
MACOM Technology Solutions Holdings, Inc.
(a)
24,901 2,770,485
Marvell Technology, Inc. ............... 373,363 26,926,940
MaxLinear, Inc.
(a)
.................... 31,740 459,595
Microchip Technology, Inc. .............. 231,411 18,579,989
Micron Technology, Inc. ................ 478,278 49,602,211
MKS Instruments, Inc. ................ 29,016 3,154,329
Monolithic Power Systems, Inc. .......... 21,030 19,442,235
NVIDIA Corp. ...................... 3,648,512 443,075,297
NXP Semiconductors NV .............. 109,865 26,368,699
ON Semiconductor Corp.
(a)
............. 184,775 13,416,513
Onto Innovation, Inc.
(a)
................ 21,293 4,419,575
PDF Solutions, Inc.
(a)
................. 12,787 405,092
Photronics, Inc.
(a)
.................... 27,752 687,139
Power Integrations, Inc. ............... 24,843 1,592,933
Qorvo, Inc.
(a)(b)
...................... 40,927 4,227,759
QUALCOMM, Inc. ................... 480,513 81,711,236
Rambus, Inc.
(a)
..................... 47,184 1,992,108
Semtech Corp.
(a)
.................... 32,341 1,476,690
Silicon Laboratories, Inc.
(a)(b)
............. 14,007 1,618,789
SiTime Corp.
(a)(b)
.................... 7,819 1,341,037
Skyworks Solutions, Inc. ............... 68,897 6,804,957
SolarEdge Technologies, Inc.
(a)(b)
......... 25,145 576,072
Synaptics, Inc.
(a)
.................... 17,327 1,344,229
Teradyne, Inc. ...................... 70,366 9,424,118
Texas Instruments, Inc. ................ 393,819 81,351,191
Ultra Clean Holdings, Inc.
(a)
............. 20,173 805,508
Universal Display Corp.
(b)
.............. 19,106 4,010,349
Veeco Instruments, Inc.
(a)
.............. 24,791 821,326
Wolfspeed, Inc.
(a)(b)
................... 55,094 534,412
1,466,040,743
Software — 27.7%
A10 Networks, Inc. ................... 31,230 450,961
ACI Worldwide, Inc.
(a)
................. 45,138 2,297,524
Adeia, Inc. ........................ 45,664 543,858
Adobe, Inc.
(a)(b)
...................... 191,254 99,027,496
Agilysys, Inc.
(a)
..................... 9,617 1,047,964
Alarm.com Holdings, Inc.
(a)
............. 21,996 1,202,521
Alkami Technology, Inc.
(a)
.............. 24,737 780,205
Altair Engineering, Inc. , Class A
(a)
......... 25,627 2,447,635
ANSYS, Inc.
(a)
...................... 37,695 12,010,758
Appfolio, Inc. , Class A
(a)
............... 9,921 2,335,403
Appian Corp. , Class A
(a)(b)
.............. 17,818 608,307
AppLovin Corp. , Class A
(a)
.............. 92,194 12,035,927
Asana, Inc. , Class A
(a)(b)
................ 36,461 422,583
Aspen Technology, Inc.
(a)
............... 11,457 2,736,161
Atlassian Corp. , Class A
(a)
.............. 68,715 10,912,629
Aurora Innovation, Inc. , Class A
(a)
......... 426,417 2,524,389
Autodesk, Inc.
(a)
..................... 92,921 25,597,877
AvePoint, Inc. , Class A
(a)
............... 40,987 482,417
Security
Shares
Shares Value
Software (continued)
Bentley Systems, Inc. , Class B
(b)
.......... 66,604 $ 3,384,149
BILL Holdings, Inc.
(a)
.................. 42,302 2,231,854
Blackbaud, Inc.
(a)
.................... 17,555 1,486,557
BlackBerry Ltd.
(a)(b)
................... 254,504 666,800
BlackLine, Inc.
(a)
.................... 22,462 1,238,555
Box, Inc. , Class A
(a)
.................. 63,236 2,069,714
Braze, Inc. , Class A
(a)
................. 24,885 804,781
C3.ai, Inc. , Class A
(a)(b)
................ 47,598 1,153,300
Cadence Design Systems, Inc.
(a)
......... 118,107 32,010,540
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
... 179,979 1,988,768
Cleanspark, Inc.
(a)(b)
.................. 106,981 999,203
Clear Secure, Inc. , Class A ............. 38,275 1,268,433
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 69,144 1,745,886
CommVault Systems, Inc.
(a)
............. 19,005 2,923,919
Confluent, Inc. , Class A
(a)
.............. 107,142 2,183,554
Crowdstrike Holdings, Inc. , Class A
(a)
....... 99,579 27,928,922
Datadog, Inc. , Class A
(a)
............... 134,181 15,438,866
Descartes Systems Group, Inc. (The)
(a)(b)
.... 37,312 3,841,644
DocuSign, Inc.
(a)
.................... 88,296 5,482,299
Dolby Laboratories, Inc. , Class A ......... 26,141 2,000,571
DoubleVerify Holdings, Inc.
(a)
............ 61,676 1,038,624
Dropbox, Inc. , Class A
(a)
............... 102,354 2,602,862
Dynatrace, Inc.
(a)
.................... 128,378 6,864,372
E2open Parent Holdings, Inc. , Class A
(a)(b)
... 90,249 397,998
Elastic NV
(a)
....................... 36,176 2,776,870
Envestnet, Inc.
(a)
.................... 12,856 805,043
Fair Isaac Corp.
(a)
.................... 10,569 20,541,063
Five9, Inc.
(a)
....................... 32,349 929,387
Fortinet, Inc.
(a)
...................... 273,831 21,235,594
Freshworks, Inc. , Class A
(a)
............. 79,868 916,885
Gen Digital, Inc. ..................... 233,645 6,408,882
Gitlab, Inc. , Class A
(a)
................. 49,792 2,566,280
Guidewire Software, Inc.
(a)
.............. 35,659 6,523,457
HashiCorp, Inc. , Class A
(a)
.............. 65,742 2,226,024
HubSpot, Inc.
(a)(b)
.................... 22,150 11,774,940
Intapp, Inc.
(a)(b)
...................... 21,204 1,014,187
InterDigital, Inc. ..................... 11,005 1,558,638
Intuit, Inc. ......................... 120,577 74,878,317
Jamf Holding Corp.
(a)
................. 27,724 481,011
Lightspeed Commerce, Inc.
(a)(b)
........... 61,028 1,006,352
LiveRamp Holdings, Inc.
(a)
.............. 29,357 727,466
Manhattan Associates, Inc.
(a)
............ 26,423 7,434,904
MARA Holdings, Inc.
(a)(b)
............... 126,976 2,059,551
Matterport, Inc. , Class A
(a)
.............. 122,312 550,404
Meridianlink, Inc.
(a)
................... 11,425 235,012
Microsoft Corp. ..................... 1,018,214 438,137,484
MicroStrategy, Inc. , Class A
(a)(b)
........... 75,302 12,695,917
N-able, Inc.
(a)
....................... 28,985 378,544
nCino, Inc.
(a)(b)
...................... 39,663 1,252,954
NCR Voyix Corp.
(a)
................... 62,003 841,381
Nutanix, Inc. , Class A
(a)
................ 105,702 6,262,843
Open Text Corp.
(b)
................... 115,693 3,850,263
Oracle Corp. ....................... 689,428 117,478,531
PagerDuty, Inc.
(a)
.................... 41,888 777,022
Palantir Technologies, Inc. , Class A
(a)
...... 868,525 32,309,130
Palo Alto Networks, Inc.
(a)
.............. 139,661 47,736,130
Pegasystems, Inc. ................... 18,990 1,387,979
PowerSchool Holdings, Inc. , Class A
(a)
...... 24,680 562,951
Procore Technologies, Inc.
(a)
............ 45,834 2,828,874
Progress Software Corp.
(b)
.............. 19,303 1,300,443
PROS Holdings, Inc.
(a)
................ 19,426 359,770
PTC, Inc.
(a)
........................ 51,809 9,359,814
Q2 Holdings, Inc.
(a)(b)
.................. 26,343 2,101,381
Qualys, Inc.
(a)
...................... 16,149 2,074,501
Rapid7, Inc.
(a)
...................... 27,268 1,087,721

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Expanded Tech Sector ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Software (continued)
RingCentral, Inc. , Class A
(a)
............. 36,821 $ 1,164,648
Riot Platforms, Inc.
(a)(b)
................ 118,322 877,949
Roper Technologies, Inc. ............... 46,229 25,723,665
Salesforce, Inc.
(b)
.................... 417,970 114,402,569
Samsara, Inc. , Class A
(a)(b)
.............. 88,269 4,247,504
SEMrush Holdings, Inc. , Class A
(a)
........ 13,335 209,493
SentinelOne, Inc. , Class A
(a)(b)
........... 124,977 2,989,450
ServiceNow, Inc.
(a)
................... 88,857 79,472,812
Smartsheet, Inc. , Class A
(a)
............. 60,285 3,337,378
SolarWinds Corp. ................... 20,921 273,019
Sprinklr, Inc. , Class A
(a)
................ 49,524 382,821
Sprout Social, Inc. , Class A
(a)
............ 21,917 637,127
SPS Commerce, Inc.
(a)
................ 16,243 3,153,903
Synopsys, Inc.
(a)
.................... 66,082 33,463,264
Tenable Holdings, Inc.
(a)
............... 52,075 2,110,079
Teradata Corp.
(a)
.................... 42,350 1,284,899
Tyler Technologies, Inc.
(a)
.............. 18,398 10,739,281
UiPath, Inc. , Class A
(a)
................ 192,373 2,462,374
Unity Software, Inc.
(a)(b)
................ 124,876 2,824,695
Varonis Systems, Inc.
(a)(b)
............... 48,844 2,759,686
Verint Systems, Inc.
(a)
................. 27,442 695,106
Vertex, Inc. , Class A
(a)(b)
................ 21,327 821,303
Workday, Inc. , Class A
(a)
............... 91,608 22,389,911
Workiva, Inc. , Class A
(a)
................ 22,164 1,753,616
Zeta Global Holdings Corp. , Class A
(a)
...... 86,856 2,590,914
Zoom Video Communications, Inc. , Class A
(a)
. 114,234 7,966,679
Zscaler, Inc.
(a)
...................... 40,408 6,907,344
Zuora, Inc. , Class A
(a)
................. 58,966 508,287
1,484,800,462
Technology Hardware, Storage & Peripherals — 10.2%
Apple, Inc. ........................ 1,952,353 454,898,249
Corsair Gaming, Inc.
(a)
................ 17,530 122,009
Dell Technologies, Inc. , Class C .......... 124,033 14,702,872
Diebold Nixdorf, Inc.
(a)
................. 16,466 735,371
Hewlett Packard Enterprise Co. .......... 560,580 11,469,467
HP, Inc. .......................... 421,852 15,131,831
IonQ, Inc.
(a)(b)
....................... 78,584 686,824
NetApp, Inc. ....................... 88,659 10,950,273
Pure Storage, Inc. , Class A
(a)
............ 133,830 6,723,619
Seagate Technology Holdings plc ......... 90,544 9,917,284
Super Micro Computer, Inc.
(a)(b)
........... 21,714 9,041,710
Western Digital Corp.
(a)
................ 140,835 9,617,622
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Xerox Holdings Corp. ................. 48,407 $ 502,465
544,499,596
Total Long-Term Investments — 100.0%
(Cost: $3,833,780,232) ............................ 5,351,919,051
Short-Term Securities
Money Market Funds — 2.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.05%
(e)
.................. 109,502,164 109,589,766
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.88% ................... 3,050,525 3,050,525
Total Short-Term Securities — 2.1%
(Cost: $112,601,176) .............................. 112,640,291
Total Investments — 102.1%
(Cost: $ 3,946,381,408 ) ............................ 5,464,559,342
Liabilities in Excess of Other Assets — (2.1)% ............. (110,184,032)
Net Assets — 100.0% ...............................
$ 5,354,375,310
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 46,764,146 $ 62,795,238
(a)
$ — $ 8,919 $ 21,463 $ 109,589,766 109,502,164 $ 85,747
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 4,622,477 — (1,571,952)
(a)
— — 3,050,525 3,050,525 142,432 —
$ 8,919 $ 21,463 $ 112,640,291 $ 228,179 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Expanded Tech Sector ETF
10
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 6 12/20/24 $ 1,380 $ 45,072
S&P E-Mini Communication Services Select Sector Index ............................... 6 12/20/24 716 27,923
$ 72,995
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 72,995 $ — $ — $ — $ 72,995
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 224,664 $ — $ — $ — $ 224,664
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 39,963 $ — $ — $ — $ 39,963
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,744,285

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Expanded Tech Sector ETF
Schedules of Investments
11
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,351,919,051 $ — $ — $ 5,351,919,051
Short-Term Securities
Money Market Funds ...................................... 112,640,291 — — 112,640,291
$ 5,464,559,342 $ — $ — $ 5,464,559,342
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 72,995 $ — $ — $ 72,995
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
Expanded Tech-Software Sector ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Entertainment — 2.4%
Electronic Arts, Inc. .................. 656,315 $ 94,141,823
Take-Two Interactive Software, Inc.
(a)
....... 444,918 68,388,346
162,530,169
Interactive Media & Services — 0.5%
Snap, Inc. , Class A, NVS
(a)(b)
............ 2,876,794 30,781,696
Software — 97.0%
A10 Networks, Inc. ................... 201,600 2,911,104
ACI Worldwide, Inc.
(a)
................. 285,669 14,540,552
Adeia, Inc. ........................ 298,395 3,553,884
Adobe, Inc.
(a)
....................... 956,553 495,284,012
Agilysys, Inc.
(a)
..................... 60,822 6,627,773
Alarm.com Holdings, Inc.
(a)
............. 133,282 7,286,527
Alkami Technology, Inc.
(a)
.............. 156,619 4,939,763
Altair Engineering, Inc. , Class A
(a)(b)
........ 162,202 15,491,913
ANSYS, Inc.
(a)
...................... 238,510 75,996,441
Appfolio, Inc. , Class A
(a)(b)
.............. 62,812 14,785,945
Appian Corp. , Class A
(a)(b)
.............. 112,344 3,835,424
AppLovin Corp. , Class A
(a)(b)
............. 583,508 76,176,969
Asana, Inc. , Class A
(a)(b)
................ 229,702 2,662,246
Aspen Technology, Inc.
(a)(b)
.............. 72,528 17,321,137
Atlassian Corp. , Class A
(a)(b)
............. 434,806 69,051,541
Aurora Innovation, Inc. , Class A
(a)(b)
........ 2,698,815 15,976,985
Autodesk, Inc.
(a)
..................... 588,106 162,011,441
AvePoint, Inc. , Class A
(a)
............... 280,276 3,298,849
Bentley Systems, Inc. , Class B ........... 421,268 21,404,627
BILL Holdings, Inc.
(a)
.................. 266,530 14,062,123
Blackbaud, Inc.
(a)(b)
................... 108,958 9,226,563
BlackBerry Ltd.
(a)(b)
................... 1,611,130 4,221,161
BlackLine, Inc.
(a)(b)
................... 140,864 7,767,241
Box, Inc. , Class A
(a)
.................. 397,138 12,998,327
Braze, Inc. , Class A
(a)
................. 164,863 5,331,669
C3.ai, Inc. , Class A
(a)(b)
................ 301,226 7,298,706
Cadence Design Systems, Inc.
(a)
......... 747,399 202,567,551
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
... 1,139,278 12,589,022
Cleanspark, Inc.
(a)(b)
.................. 677,091 6,324,030
Clear Secure, Inc. , Class A ............. 251,777 8,343,890
Clearwater Analytics Holdings, Inc. , Class A
(a)(b)
438,058 11,060,965
CommVault Systems, Inc.
(a)
............. 119,307 18,355,382
Confluent, Inc. , Class A
(a)(b)
............. 682,539 13,910,145
Crowdstrike Holdings, Inc. , Class A
(a)(b)
..... 630,249 176,765,937
Datadog, Inc. , Class A
(a)
............... 849,193 97,708,147
Descartes Systems Group, Inc. (The)
(a)(b)
.... 233,059 23,995,755
DocuSign, Inc.
(a)
.................... 558,811 34,696,575
Dolby Laboratories, Inc. , Class A ......... 162,877 12,464,977
DoubleVerify Holdings, Inc.
(a)
............ 385,281 6,488,132
Dropbox, Inc. , Class A
(a)(b)
.............. 647,651 16,469,765
Dynatrace, Inc.
(a)
.................... 812,584 43,448,866
E2open Parent Holdings, Inc. , Class A
(a)(b)
... 571,341 2,519,614
Elastic NV
(a)(b)
...................... 233,198 17,900,278
Envestnet, Inc.
(a)(b)
................... 131,345 8,224,824
Fair Isaac Corp.
(a)(b)
.................. 66,941 130,101,172
Five9, Inc.
(a)
....................... 203,983 5,860,432
Fortinet, Inc.
(a)
...................... 1,732,962 134,391,203
Freshworks, Inc. , Class A
(a)
............. 492,575 5,654,761
Gen Digital, Inc. ..................... 1,478,633 40,558,903
Gitlab, Inc. , Class A
(a)(b)
................ 315,071 16,238,759
Guidewire Software, Inc.
(a)
.............. 225,651 41,280,594
HashiCorp, Inc. , Class A
(a)
.............. 416,040 14,087,114
HubSpot, Inc.
(a)
..................... 140,135 74,495,766
Intapp, Inc.
(a)
....................... 134,187 6,418,164
InterDigital, Inc. ..................... 68,895 9,757,599
Intuit, Inc. ......................... 459,175 285,147,675
Security
Shares
Shares Value
Software (continued)
Jamf Holding Corp.
(a)
................. 170,682 $ 2,961,333
Lightspeed Commerce, Inc.
(a)(b)
........... 372,164 6,136,984
LiveRamp Holdings, Inc.
(a)
.............. 181,829 4,505,723
Manhattan Associates, Inc.
(a)(b)
........... 167,209 47,049,268
MARA Holdings, Inc.
(a)(b)
............... 803,589 13,034,214
Matterport, Inc. , Class A
(a)
.............. 774,042 3,483,189
Meridianlink, Inc.
(a)(b)
.................. 72,330 1,487,828
Microsoft Corp. ..................... 1,312,524 564,779,077
MicroStrategy, Inc. , Class A
(a)(b)
........... 476,632 80,360,155
N-able, Inc.
(a)(b)
..................... 195,006 2,546,778
nCino, Inc.
(a)(b)
...................... 250,991 7,928,806
NCR Voyix Corp.
(a)(b)
.................. 396,745 5,383,830
Nutanix, Inc. , Class A
(a)
................ 668,890 39,631,732
Open Text Corp.
(b)
................... 732,093 24,364,055
Oracle Corp. ....................... 3,475,201 592,174,250
PagerDuty, Inc.
(a)
.................... 260,979 4,841,160
Palantir Technologies, Inc. , Class A
(a)(b)
..... 5,496,597 204,473,408
Palo Alto Networks, Inc.
(a)(b)
............. 859,927 293,923,049
Pegasystems, Inc. ................... 121,232 8,860,847
PowerSchool Holdings, Inc. , Class A
(a)(b)
.... 158,578 3,617,164
Procore Technologies, Inc.
(a)(b)
........... 290,072 17,903,244
Progress Software Corp. ............... 116,777 7,867,266
PROS Holdings, Inc.
(a)
................ 120,073 2,223,752
PTC, Inc.
(a)(b)
....................... 327,901 59,238,595
Q2 Holdings, Inc.
(a)(b)
.................. 164,530 13,124,558
Qualys, Inc.
(a)(b)
..................... 100,506 12,911,001
Rapid7, Inc.
(a)
...................... 171,243 6,830,883
RingCentral, Inc. , Class A
(a)(b)
............ 223,528 7,070,191
Riot Platforms, Inc.
(a)(b)
................ 727,890 5,400,944
Roper Technologies, Inc. ............... 292,633 162,832,707
Salesforce, Inc. ..................... 2,213,065 605,738,021
Samsara, Inc. , Class A
(a)(b)
.............. 558,656 26,882,527
SEMrush Holdings, Inc. , Class A
(a)
........ 90,893 1,427,929
SentinelOne, Inc. , Class A
(a)(b)
........... 782,465 18,716,563
ServiceNow, Inc.
(a)
................... 533,664 477,303,745
Smartsheet, Inc. , Class A
(a)
............. 377,642 20,906,261
SolarWinds Corp. ................... 147,948 1,930,721
Sprinklr, Inc. , Class A
(a)(b)
............... 331,164 2,559,898
Sprout Social, Inc. , Class A
(a)(b)
........... 137,622 4,000,672
SPS Commerce, Inc.
(a)
................ 101,252 19,660,101
Synopsys, Inc.
(a)
.................... 418,238 211,791,541
Tenable Holdings, Inc.
(a)
............... 325,110 13,173,457
Teradata Corp.
(a)
.................... 262,345 7,959,547
Tyler Technologies, Inc.
(a)
.............. 116,474 67,988,203
UiPath, Inc. , Class A
(a)(b)
............... 1,217,598 15,585,254
Unity Software, Inc.
(a)(b)
................ 790,351 17,877,740
Varonis Systems, Inc.
(a)(b)
............... 306,224 17,301,656
Verint Systems, Inc.
(a)
................. 168,479 4,267,573
Vertex, Inc. , Class A
(a)(b)
................ 140,919 5,426,791
Workday, Inc. , Class A
(a)
............... 579,763 141,699,875
Workiva, Inc. , Class A
(a)
................ 140,238 11,095,631
Zeta Global Holdings Corp. , Class A
(a)(b)
..... 549,742 16,398,804
Zoom Video Communications, Inc. , Class A
(a)
. 719,576 50,183,230
Zscaler, Inc.
(a)
...................... 255,763 43,720,127
Zuora, Inc. , Class A
(a)(b)
................ 381,459 3,288,177
6,565,718,955
Total Long-Term Investments — 99.9%
(Cost: $7,462,210,228) ............................ 6,759,030,820

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Expanded Tech-Software Sector ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.05%
(e)
.................. 443,711,607 $ 444,066,576
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.88% ................... 9,397,134 9,397,134
Total Short-Term Securities — 6.7%
(Cost: $ 453,249,628) .............................. 453,463,710
Total Investments — 106.6%
(Cost: $7,915,459,856 ) ............................ 7,212,494,530
Liabilities in Excess of Other Assets — (6.6)% ............. (445,054,237)
Net Assets — 100.0% ...............................
$ 6,767,440,293
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 473,321,351 $ — $ (29,305,894)
(a)
$ 33,948 $ 17,171 $ 444,066,576 443,711,607 $ 370,960
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 9,057,865 339,269
(a)
— — — 9,397,134 9,397,134 160,925 —
$ 33,948 $ 17,171 $ 453,463,710 $ 531,885 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 35 12/20/24 $ 8,048 $ 85,094
Russell 2000 E-Mini Index .................................................... 35 12/20/24 3,936 4,866
$ 89,960

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Expanded Tech-Software Sector ETF
14
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 89,960 $ — $ — $ — $ 89,960
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (134,070) $ — $ — $ — $ (134,070)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 24,240 $ — $ — $ — $ 24,240
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 7,765,775
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,759,030,820 $ — $ — $ 6,759,030,820
Short-Term Securities
Money Market Funds ...................................... 453,463,710 — — 453,463,710
$ 7,212,494,530 $ — $ — $ 7,212,494,530
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 89,960 $ — $ — $ 89,960
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
North American Natural Resources ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Construction Materials — 3.3%
Eagle Materials, Inc. .................. 6,619 $ 1,903,955
Knife River Corp.
(a)
................... 11,146 996,341
Martin Marietta Materials, Inc. ........... 12,032 6,476,224
Summit Materials, Inc. , Class A
(a)
......... 23,507 917,478
Vulcan Materials Co. ................. 25,999 6,510,930
16,804,928
Containers & Packaging — 6.7%
Amcor plc ......................... 284,554 3,223,997
AptarGroup, Inc. .................... 13,070 2,093,683
Avery Dennison Corp. ................. 15,852 3,499,488
Ball Corp. ......................... 59,765 4,058,641
Berry Global Group, Inc. ............... 22,562 1,533,765
Crown Holdings, Inc. ................. 23,467 2,250,016
Graphic Packaging Holding Co. .......... 59,085 1,748,325
Greif, Inc. , Class A, NVS ............... 5,058 316,934
International Paper Co. ................ 68,389 3,340,803
O-I Glass, Inc.
(a)
..................... 30,619 401,721
Packaging Corp. of America ............ 17,554 3,781,132
Pactiv Evergreen, Inc. ................ 7,718 88,834
Sealed Air Corp. .................... 29,835 1,083,010
Silgan Holdings, Inc. .................. 15,938 836,745
Smurfit WestRock plc ................. 97,137 4,800,511
Sonoco Products Co. ................. 19,345 1,056,817
34,114,422
Energy Equipment & Services — 7.2%
Archrock, Inc. ...................... 33,251 673,000
Atlas Energy Solutions, Inc. ............. 11,758 256,325
Baker Hughes Co. , Class A ............. 195,582 7,070,289
Cactus, Inc. , Class A ................. 13,088 780,961
ChampionX Corp. ................... 37,505 1,130,776
Expro Group Holdings NV
(a)
............. 21,312 365,927
Halliburton Co. ..................... 173,808 5,049,122
Helmerich & Payne, Inc. ............... 19,388 589,783
Kodiak Gas Services, Inc. .............. 5,261 152,569
Liberty Energy, Inc. , Class A ............ 32,535 621,093
Noble Corp. plc ..................... 26,886 971,660
NOV, Inc. ......................... 77,512 1,237,867
Patterson-UTI Energy, Inc. ............. 70,311 537,879
Schlumberger NV ................... 279,564 11,727,710
TechnipFMC plc ..................... 84,336 2,212,133
Tidewater, Inc.
(a)
.................... 9,507 682,508
Transocean Ltd.
(a)(b)
.................. 153,349 651,733
Valaris Ltd.
(a)
....................... 13,115 731,161
Weatherford International plc ............ 14,403 1,223,103
36,665,599
Metals & Mining — 13.8%
Agnico Eagle Mines Ltd.
(b)
.............. 98,599 7,943,135
Alamos Gold, Inc. , Class A ............. 82,633 1,647,702
Alcoa Corp. ........................ 50,861 1,962,217
B2Gold Corp. ...................... 257,219 792,234
Barrick Gold Corp. ................... 345,072 6,863,482
Eldorado Gold Corp.
(a)(b)
............... 40,302 700,046
First Majestic Silver Corp.
(b)
............. 58,950 353,700
Franco-Nevada Corp. ................. 37,884 4,707,087
Freeport-McMoRan, Inc. ............... 282,883 14,121,519
Hecla Mining Co. .................... 122,241 815,347
Hudbay Minerals, Inc.
(b)
................ 77,399 711,297
Kinross Gold Corp. ................... 241,966 2,264,802
MP Materials Corp. , Class A
(a)(b)
.......... 23,903 421,888
Newmont Corp. ..................... 225,902 12,074,462
Novagold Resources, Inc.
(a)
............. 46,908 192,323
Security
Shares
Shares Value
Metals & Mining (continued)
Osisko Gold Royalties Ltd. ............. 36,472 $ 675,097
Pan American Silver Corp.
(b)
............ 71,460 1,491,370
Royal Gold, Inc. ..................... 12,943 1,815,903
Teck Resources Ltd. , Class B
(b)
.......... 90,653 4,735,713
Wheaton Precious Metals Corp.
(b)
......... 89,310 5,455,055
69,744,379
Oil, Gas & Consumable Fuels — 68.2%
Antero Midstream Corp. ............... 66,324 998,176
Antero Resources Corp.
(a)
.............. 57,556 1,648,979
APA Corp. ........................ 72,826 1,781,324
Baytex Energy Corp.
(b)
................ 136,140 404,336
California Resources Corp. ............. 13,698 718,734
Cameco Corp. ...................... 85,677 4,091,934
Canadian Natural Resources Ltd. ......... 418,931 13,912,699
Cenovus Energy, Inc. ................. 255,858 4,280,504
Cheniere Energy, Inc. ................. 44,548 8,011,512
Chesapeake Energy Corp. ............. 21,968 1,806,868
Chevron Corp. ...................... 333,438 49,105,414
Chord Energy Corp. .................. 12,183 1,586,592
Civitas Resources, Inc. ................ 17,814 902,635
CNX Resources Corp.
(a)
............... 29,773 969,707
Comstock Resources, Inc. .............. 17,962 199,917
ConocoPhillips ..................... 212,373 22,358,629
CONSOL Energy, Inc. ................. 5,250 549,413
Coterra Energy, Inc. .................. 145,545 3,485,803
CVR Energy, Inc. .................... 6,776 156,051
Devon Energy Corp. .................. 123,284 4,822,870
Diamondback Energy, Inc. .............. 36,853 6,353,457
DT Midstream, Inc. ................... 19,119 1,503,901
Enbridge, Inc. ...................... 428,682 17,408,776
EOG Resources, Inc. ................. 111,944 13,761,276
EQT Corp. ........................ 116,950 4,285,048
Exxon Mobil Corp. ................... 436,597 51,177,900
Gulfport Energy Corp.
(a)
............... 2,479 375,197
Hess Corp. ........................ 54,414 7,389,421
HF Sinclair Corp. .................... 31,932 1,423,209
International Seaways, Inc. ............. 7,977 411,294
Kinder Morgan, Inc. .................. 380,155 8,397,624
Kosmos Energy Ltd.
(a)
................. 92,730 373,702
Magnolia Oil & Gas Corp. , Class A ........ 37,045 904,639
Marathon Oil Corp. ................... 110,129 2,932,735
Marathon Petroleum Corp. ............. 65,891 10,734,303
Matador Resources Co. ............... 22,853 1,129,395
Murphy Oil Corp. .................... 27,924 942,156
New Fortress Energy, Inc. , Class A
(b)
....... 12,994 118,116
NexGen Energy Ltd.
(a)(b)
............... 111,167 725,921
Northern Oil & Gas, Inc. ............... 19,626 694,957
Occidental Petroleum Corp. ............. 132,562 6,832,246
ONEOK, Inc. ....................... 114,990 10,479,039
Ovintiv, Inc. ........................ 51,985 1,991,545
PBF Energy, Inc. , Class A .............. 19,579 605,970
Peabody Energy Corp. ................ 24,742 656,653
Pembina Pipeline Corp. ............... 114,196 4,709,443
Permian Resources Corp. , Class A ........ 124,937 1,700,393
Phillips 66 ......................... 82,406 10,832,269
Range Resources Corp. ............... 47,662 1,466,083
SM Energy Co. ..................... 22,526 900,364
Southwestern Energy Co.
(a)
............. 217,135 1,543,830
Suncor Energy, Inc. .................. 250,126 9,234,652
Targa Resources Corp. ................ 43,132 6,383,967
TC Energy Corp. .................... 204,257 9,712,420
Texas Pacific Land Corp. ............... 3,710 3,282,385
Uranium Energy Corp.
(a)(b)
.............. 80,473 499,737
Valero Energy Corp. .................. 63,075 8,517,017

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
North American Natural Resources ETF
16
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Veren, Inc. ........................ 121,621 $ 747,969
Vermilion Energy, Inc. ................. 31,358 306,368
Viper Energy, Inc. , Class A ............. 19,967 900,711
Williams Cos., Inc. (The) ............... 239,979 10,955,041
World Kinect Corp. ................... 11,548 356,949
345,450,175
Paper & Forest Products — 0.6%
Louisiana-Pacific Corp. ................ 12,314 1,323,263
Sylvamo Corp. ..................... 6,766 580,861
West Fraser Timber Co. Ltd.
(b)
........... 11,439 1,113,701
3,017,825
Total Long-Term Investments — 99.8%
(Cost: $540,366,339) .............................. 505,797,328
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.05%
(e)
.................. 14,285,499 $ 14,296,927
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.88% ................... 527,436 527,436
Total Short-Term Securities — 2.9%
(Cost: $14,820,731) ............................... 14,824,363
Total Investments — 102.7%
(Cost: $555,187,070 ) .............................. 520,621,691
Liabilities in Excess of Other Assets — (2.7)% ............. (13,662,638)
Net Assets — 100.0% ...............................
$ 506,959,053
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 11,933,058 $ 2,363,301
(a)
$ — $ 698 $ (130) $ 14,296,927 14,285,499 $ 12,046
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 999,492 — (472,056)
(a)
— — 527,436 527,436 22,805 —
$ 698 $ (130) $ 14,824,363 $ 34,851 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .............................................. 10 12/20/24 $ 928 $ 30,474
E-Mini Materials Select Sector Index ............................................. 2 12/20/24 207 9,155
$ 39,629

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
North American Natural Resources ETF
Schedules of Investments
17
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 39,629 $ — $ — $ — $ 39,629
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (52,844) $ — $ — $ — $ (52,844)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (44,703) $ — $ — $ — $ (44,703)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,096,660
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 505,797,328 $ — $ — $ 505,797,328
Short-Term Securities
Money Market Funds ...................................... 14,824,363 — — 14,824,363
$ 520,621,691 $ — $ — $ 520,621,691
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 39,629 $ — $ — $ 39,629
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
Semiconductor ETF
18
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Semiconductors & Semiconductor Equipment — 99.8%
Advanced Micro Devices, Inc.
(a)
.......... 8,003,556 $ 1,313,223,467
Analog Devices, Inc. .................. 2,531,526 582,681,339
Applied Materials, Inc. ................ 3,013,819 608,942,129
ARM Holdings plc , ADR
(a)(b)
............. 552,067 78,951,102
ASE Technology Holding Co. Ltd. , ADR ..... 9,660,111 94,282,683
ASML Holding NV, NYRS , ADR .......... 604,547 503,738,788
Broadcom, Inc. ..................... 7,302,574 1,259,694,015
Entegris, Inc. ....................... 2,247,086 252,864,588
Intel Corp. ........................ 26,973,853 632,806,591
KLA Corp. ......................... 725,511 561,842,974
Lam Research Corp. ................. 724,114 590,934,953
Lattice Semiconductor Corp.
(a)(b)
.......... 2,037,697 108,140,580
Marvell Technology, Inc. ............... 7,797,789 562,376,543
Microchip Technology, Inc. .............. 7,235,934 580,973,141
Micron Technology, Inc. ................ 6,177,297 640,647,472
MKS Instruments, Inc.
(b)
............... 1,000,975 108,815,992
Monolithic Power Systems, Inc. .......... 636,035 588,014,357
NVIDIA Corp. ...................... 9,960,696 1,209,626,922
NXP Semiconductors NV .............. 2,319,026 556,589,430
ON Semiconductor Corp.
(a)(b)
............ 6,372,238 462,688,201
Onto Innovation, Inc.
(a)
................ 732,560 152,050,154
Qorvo, Inc.
(a)
....................... 1,408,032 145,449,706
QUALCOMM, Inc. ................... 5,296,976 900,750,769
Skyworks Solutions, Inc. ............... 2,380,623 235,134,134
STMicroelectronics NV, NYRS , ADR ....... 3,973,374 118,128,409
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR .......................... 3,182,450 552,696,092
Teradyne, Inc. ...................... 2,396,512 320,964,852
Texas Instruments, Inc. ................ 4,332,181 894,898,629
United Microelectronics Corp. , ADR
(b)
...... 11,027,012 92,847,441
Universal Display Corp.
(b)
.............. 654,479 137,375,142
Total Long-Term Investments — 99.8%
(Cost: $15,384,078,331) ............................ 14,848,130,595
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.05%
(e)
.................. 100,834,837 $ 100,915,504
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.88% ................... 25,752,382 25,752,382
Total Short-Term Securities — 0.8%
(Cost: $ 126,596,219) .............................. 126,667,886
Total Investments — 100.6%
(Cost: $15,510,674,550 ) ............................ 14,974,798,481
Liabilities in Excess of Other Assets — (0.6)% ............. (96,256,747)
Net Assets — 100.0% ...............................
$ 14,878,541,734
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Sh ares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 170,427,701 $ — $ (69,611,631)
(a)
$ 97,785 $ 1,649 $ 100,915,504 100,834,837 $ 1,307,633
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 11,000,050 14,752,332
(a)
— — — 25,752,382 25,752,382 526,097 —
$ 97,785 $ 1,649 $ 126,667,886 $ 1,833,730 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Semiconductor ETF
Schedules of Investments
19
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 117 12/20/24 $ 26,904 $ 585,051
Russell 2000 E-Mini Index .................................................... 8 12/20/24 900 9,256
$ 594,307
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 594,307 $ — $ — $ — $ 594,307
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 1,244,142 $ — $ — $ — $ 1,244,142
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 541,940 $ — $ — $ — $ 541,940
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 24,449,660

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Semiconductor ETF
20
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 14,848,130,595 $ — $ — $ 14,848,130,595
Short-Term Securities
Money Market Funds ...................................... 126,667,886 — — 126,667,886
$ 14,974,798,481 $ — $ — $ 14,974,798,481
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 594,307 $ — $ — $ 594,307
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 30.7%
ADTRAN Holdings, Inc.
(a)
.............. 19,126 $ 113,417
Arista Networks, Inc.
(a)
................ 6,976 2,677,528
Calix, Inc.
(a)(b)
....................... 3,777 146,510
Ciena Corp.
(a)
...................... 19,535 1,203,161
Cisco Systems, Inc. .................. 42,642 2,269,407
Clearfield, Inc.
(a)(b)
.................... 2,706 105,426
CommScope Holding Co., Inc.
(a)
.......... 42,564 260,066
Extreme Networks, Inc.
(a)
............... 16,495 247,920
Infinera Corp.
(a)(b)
.................... 10,714 72,319
Juniper Networks, Inc. ................ 61,967 2,415,474
Motorola Solutions, Inc.
(b)
.............. 5,487 2,467,120
Nokia OYJ , ADR, NVS ................ 569,669 2,489,453
Telefonaktiebolaget LM Ericsson , ADR ..... 327,659 2,483,655
16,951,456
IT Services — 6.2%
Fastly, Inc. , Class A
(a)
................. 449,059 3,399,377
Semiconductors & Semiconductor Equipment — 8.3%
Credo Technology Group Holding Ltd.
(a)(b)
.... 7,417 228,444
Marvell Technology, Inc. ............... 31,726 2,288,079
QUALCOMM, Inc. ................... 10,080 1,714,104
SMART Global Holdings, Inc.
(a)
........... 17,759 372,051
4,602,678
Software — 1.0%
A10 Networks, Inc. ................... 24,836 358,632
Radware Ltd.
(a)
..................... 7,774 173,204
531,836
Specialized REITs — 46.9%
American Tower Corp. ................ 21,697 5,045,854
Crown Castle, Inc. ................... 42,885 5,087,448
Digital Realty Trust, Inc. ............... 33,562 5,431,338
Equinix, Inc. ....................... 6,128 5,439,398
SBA Communications Corp. ............ 9,731 2,342,252
Security
Shares
Shares Value
Specialized REITs (continued)
Uniti Group, Inc. .................... 449,735 $ 2,536,505
25,882,795
Technology Hardware, Storage & Peripherals — 6.8%
NetApp, Inc. ....................... 13,899 1,716,666
Super Micro Computer, Inc.
(a)
............ 4,898 2,039,527
3,756,193
Total Long-Term Investments — 99.9%
(Cost: $47,907,426) ............................... 55,124,335
Short-Term Securities
Money Market Funds — 5.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.05%
(e)
.................. 2,780,281 2,782,505
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.88% ................... 63,166 63,166
Total Short-Term Securities — 5.1%
(Cost: $2,845,706) ............................... 2,845,671
Total Investments — 105.0%
(Cost: $50,753,132 ) ............................... 57,970,006
Liabilities in Excess of Other Assets — (5.0)% ............. (2,769,738)
Net Assets — 100.0% ...............................
$ 55,200,268
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 92,709 $ 2,689,477
(a)
$ — $ 474 $ (155) $ 2,782,505 2,780,281 $ 1,737
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 46,037 17,129
(a)
— — — 63,166 63,166 1,738 —
$ 474 $ (155) $ 2,845,671 $ 3,475 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
22
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index ................................................ 3 12/20/24 $ 34 $ 519
S&P 500 Micro E-Mini Index ................................................... 1 12/20/24 29 617
$ 1,136
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,136 $ — $ — $ — $ 1,136
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (396) $ — $ — $ — $ (396)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 45 $ — $ — $ — $ 45
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 77,671

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
Schedules of Investments
23
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 55,124,335 $ — $ — $ 55,124,335
Short-Term Securities
Money Market Funds ...................................... 2,845,671 — — 2,845,671
$ 57,970,006 $ — $ — $ 57,970,006
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,136 $ — $ — $ 1,136
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)
September 30, 2024
2024
iShares Semi-Annual Financial Statements and Additional Information
24
See notes to financial statements.
iShares
Biotechnology
ETF
iShares
Expanded Tech
Sector ETF
iShares
Expanded Tech-
Software Sector
ETF
iShares North
American
Natural
Resources ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 7,566,946,395 $ 5,351,919,051 $ 6,759,030,820 $ 505,797,328
Investments, at value — affiliated
(c)
............................................ 904,963,904 112,640,291 453,463,710 14,824,363
Cash ............................................................... — — — 186
Cash pledged:
Futures contracts ...................................................... 1,102,000 120,000 519,000 77,000
Foreign currency, at value
(d)
................................................. — — — 35,856
Receivables: – – – –
Securities lending income — affiliated ........................................ 294,039 14,841 40,354 1,906
Capital shares sold ..................................................... 90,043 — 58,688 —
Dividends — unaffiliated ................................................. 356,701 867,444 964,052 629,184
Dividends — affiliated ................................................... 48,830 28,478 24,990 4,319
Variation margin on futures contracts ......................................... 87,174 6,700 20,278 6,751
Total a ssets ...........................................................
8,473,889,086 5,465,596,805 7,214,121,892 521,376,893
LIABILITIES
Bank overdraft .......................................................... 47,404 — 1,044 —
Collateral on securities loaned ............................................... 889,449,893 109,594,008 444,089,976 14,254,977
Payables: – – – –
Investments purchased .................................................. 3,600,475 — — —
Capital shares redeemed ................................................. — — 446,028 —
Investment advisory fees ................................................. 2,774,089 1,627,451 2,144,551 161,623
Other accrued expenses ................................................. — 36 — —
Variation margin on futures contracts ......................................... — — — 1,240
Total li abilities ..........................................................
895,871,861 111,221,495 446,681,599 14,417,840
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 7,578,017,225 $ 5,354,375,310 $ 6,767,440,293 $ 506,959,053
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 12,877,433,140 $ 3,646,246,127 $ 7,621,270,814 $ 1,033,542,121
Accumulated earnings (loss) ................................................ (5,299,415,915) 1,708,129,183 (853,830,521) (526,583,068)
NET ASSETS ..........................................................
$ 7,578,017,225 $ 5,354,375,310 $ 6,767,440,293 $ 506,959,053
NET ASSET VALUE
Shares outstanding ......................................................
52,050,000 55,800,000 75,700,000 11,500,000
Net asset value .........................................................
$ 145.59 $ 95.96 $ 89.40 $ 44.08
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 9,736,960,084 $ 3,833,780,232 $ 7,462,210,228 $ 540,366,339
(b)
  Securities loaned, at value ............................................ $ 867,756,784 $ 106,453,039 $ 430,920,222 $ 13,763,481
(c)
  Investments, at cost — affiliated ......................................... $ 904,107,216 $ 112,601,176 $ 453,249,628 $ 14,820,731
(d)
  Foreign currency, at cost ............................................. $ — $ — $ — $ 35,875

Statements of Assets and Liabilities
(unaudited) (continued)
September 30, 2024
25
Statements of Assets and Liabilities
See notes to financial statements.
iShares
Semiconductor
ETF
iShares
U.S. Digital
Infrastructure
and Real Estate
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 14,848,130,595 $ 55,124,335
Investments, at value — affiliated
(c)
........................................................................... 126,667,886 2,845,671
Cash pledged:
Futures contracts ..................................................................................... 1,693,000 4,000
Receivables: – –
Securities lending income — affiliated ....................................................................... 38,238 547
Capital shares sold .................................................................................... 46,774 —
Dividends — unaffiliated ................................................................................ 6,427,694 23,850
Dividends — affiliated .................................................................................. 109,214 368
Variation margin on futures contracts ........................................................................ 80,361 175
Total a ssets ..........................................................................................
14,983,193,762 57,998,946
LIABILITIES
Collateral on securities loaned .............................................................................. 100,521,445 2,781,306
Payables: – –
Capital shares redeemed ................................................................................ 93,548 —
Investment advisory fees ................................................................................ 4,037,035 17,372
Total li abilities .........................................................................................
104,652,028 2,798,678
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 14,878,541,734 $ 55,200,268
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 14,701,846,602 $ 139,619,500
Accumulated earnings (loss) ............................................................................... 176,695,132 (84,419,232)
NET ASSETS .........................................................................................
$ 14,878,541,734 $ 55,200,268
NET ASSET VALUE
Shares outstanding .....................................................................................
64,550,000 700,000
Net asset value ........................................................................................
$ 230.50 $ 78.86
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 15,384,078,331 $ 47,907,426
(b)
  Securities loaned, at value ........................................................................ $ 96,849,687 $ 2,736,547
(c)
  Investments, at cost — affiliated ..................................................................... $ 126,596,219 $ 2,845,706

Statements of Operations
(unaudited)
Six Months Ended September 30, 2024
2024
iShares Semi-Annual Financial Statements and Additional Information
26
iShares
Biotechnology
ETF
iShares
Expanded Tech
Sector ETF
iShares
Expanded Tech-
Software Sector
ETF
iShares North
American
Natural
Resources ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 22,513,264 $ 15,582,276 $ 10,499,765 $ 8,360,814
Dividends — affiliated ................................................... 270,586 142,432 160,925 22,805
Interest — unaffiliated ................................................... 54,284 8,662 21,911 3,259
Securities lending income — affiliated — net ................................... 3,455,984 85,747 370,960 12,046
Foreign taxes withheld .................................................. (3,065) (39,448) (54,125) (312,090)
Total investment income ...................................................
26,291,053 15,779,669 10,999,436 8,086,834
EXPENSES
Investment advisory .................................................... 16,510,640 9,378,407 12,775,255 1,087,547
Interest expense ...................................................... 32,346 — — —
Total expenses .........................................................
16,542,986 9,378,407 12,775,255 1,087,547
Net investment income (loss) ................................................
9,748,067 6,401,262 (1,775,819) 6,999,287
REALIZED AND UNREALIZED GAIN (LOSS) $ 433,669,364 $ 511,380,926 $ 272,227,585 $ (11,690,892)
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ (26,198,687) $ (10,353,639) $ (36,135,058) $ (3,233,656)
Investments — affiliated ............................................... (27,782) 8,919 33,948 698
Foreign currency transactions ........................................... — — — 94
Futures contracts .................................................... 2,862,066 224,664 (134,070) (52,844)
In-kind redemptions — unaffiliated
(a)
....................................... 362,308,491 323,991,081 516,825,576 25,063,747
338,944,088 313,871,025 480,590,396 21,778,039
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. 94,422,159 197,448,475 (208,404,221) (33,424,894)
Investments — affiliated ............................................... 310,859 21,463 17,171 (130)
Foreign currency translations ............................................ — — — 795
Futures contracts .................................................... (7,743) 39,963 24,240 (44,703)
94,725,275 197,509,901 (208,362,810) (33,468,932)
Net realized and unrealized gain (loss) .........................................
433,669,363 511,380,926 272,227,586 (11,690,893)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........
$ 443,417,430 $ 517,782,188 $ 270,451,767 $ (4,691,606)
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended September 30, 2024
27
Statements of Operations
iShares
Semiconductor
ETF
iShares
U.S. Digital
Infrastructure
and Real Estate
ETF
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 76,032,111 $ 572,869
Dividends — affiliated .................................................................................. 526,097 1,738
Interest — unaffiliated .................................................................................. 31,803 164
Securities lending income — affiliated — net .................................................................. 1,307,633 1,737
Foreign taxes withheld ................................................................................. (3,704,923) (12,887)
Total investment income ..................................................................................
74,192,721 563,621
EXPENSES
Investment advisory ................................................................................... 24,239,762 92,159
Commitment costs .................................................................................... 15,491 —
Interest expense ..................................................................................... — 33
Total expenses ........................................................................................
24,255,253 92,192
Net investment income ...................................................................................
49,937,468 471,429
REALIZED AND UNREALIZED GAIN (LOSS) $ 138,988,716 $ 4,963,215
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ $ (323,399,676) $ 299,423
Investments — affiliated .............................................................................. 97,785 474
Futures contracts ................................................................................... 1,244,142 (396)
In-kind redemptions — unaffiliated
(a)
...................................................................... 1,917,634,818 —
1,595,577,069 299,501
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ (1,457,131,942) 4,663,822
Investments — affiliated .............................................................................. 1,649 (155)
Futures contracts ................................................................................... 541,940 45
(1,456,588,353) 4,663,712
Net realized and unrealized gain ............................................................................
138,988,716 4,963,213
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 188,926,184 $ 5,434,642
(a)
  See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2024
iShares Semi-Annual Financial Statements and Additional Information
28
See notes to financial statements.
iShares Biotechnology ETF iShares Expanded Tech Sector ETF
Six Months Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Six Months Ended
09/30/24
(unaudited)
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 9,748,067 $ 19,301,833 $ 6,401,262 $ 14,210,599
Net realized gain (loss) ............................................ 338,944,088 (222,811,148) 313,871,025 357,642,335
Net change in unrealized appreciation (depreciation) ........................ 94,725,275 615,006,557 197,509,901 1,103,780,700
Net increase in net assets resulting from operations ...........................
443,417,430 411,497,242 517,782,188 1,475,633,634
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(10,514,861)
(b)
(23,105,878) (7,329,181)
(b)
(13,765,021)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(487,025,604) (781,957,787) 517,812,795 64,556,917
NET ASSETS
Total increase (decrease) in net assets ................................... (54,123,035) (393,566,423) 1,028,265,802 1,526,425,530
Beginning of period ................................................
7,632,140,260 8,025,706,683 4,326,109,508 2,799,683,978
End of period ....................................................
$ 7,578,017,225 $ 7,632,140,260 $ 5,354,375,310 $ 4,326,109,508
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
29
Statements of Changes in Net Assets
See notes to financial statements.
iShares Expanded Tech-Software Sector ETF iShares North American Natural Resources ETF
Six Months Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Six Months Ended
09/30/24
(unaudited)
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ........................................ $ (1,775,819) $ (2,224,701) $ 6,999,287 $ 15,811,917
Net realized gain ................................................ 480,590,396 1,010,482,775 21,778,039 29,580,143
Net change in unrealized appreciation (depreciation) ........................ (208,362,810) 1,232,901,237 (33,468,932) 39,261,765
Net increase (decrease) in net assets resulting from operations ...................
270,451,767 2,241,159,311 (4,691,606) 84,653,825
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
— (451,315) (7,055,001)
(b)
(15,706,447)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net decrease in net assets derived from capital share transactions .................
(961,871,382) (169,528,132) (43,690,303) (309,502,890)
NET ASSETS
Total increase (decrease) in net assets ................................... (691,419,615) 2,071,179,864 (55,436,910) (240,555,512)
Beginning of period ................................................
7,458,859,908 5,387,680,044 562,395,963 802,951,475
End of period ....................................................
$ 6,767,440,293 $ 7,458,859,908 $ 506,959,053 $ 562,395,963
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
30
See notes to financial statements.
iShares Semiconductor ETF
iShares U.S. Digital Infrastructure and Real
Estate ETF
Six Months Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Six Months Ended
09/30/24
(unaudited)
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 49,937,468 $ 79,676,905 $ 471,429 $ 366,296
Net realized gain (loss) ............................................ 1,595,577,069 2,748,128,526 299,501 (13,776,444)
Net change in unrealized appreciation (depreciation) ........................ (1,456,588,353) 1,506,288,099 4,663,712 9,166,827
Net increase (decrease) in net assets resulting from operations ...................
188,926,184 4,334,093,530 5,434,642 (4,243,321)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(55,493,718)
(b)
(73,820,852) (560,917)
(b)
(271,131)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
2,039,111,161 659,810,352 7,041,937 (59,406,422)
NET ASSETS
Total increase (decrease) in net assets ................................... 2,172,543,627 4,920,083,030 11,915,662 (63,920,874)
Beginning of period ................................................
12,705,998,107 7,785,915,077 43,284,606 107,205,480
End of period ....................................................
$ 14,878,541,734 $ 12,705,998,107 $ 55,200,268 $ 43,284,606
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
31
Financial Highlights
iShares Biotechnology ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period ................
$ 137.27  $ 129.24  $ 130.21  $ 150.36  $ 107.98  $ 111.78
Net investment income
(a)
........................
0 .18  0 .34  0 .33  0 .31  0 .34  0 .26
Net realized and unrealized gain (loss)
(b)
..............
8.34  8.10  (0.94) (20.15) 42.43  (3.80)
Net increase (decrease) from investment operations ....... 8.52  8.44  (0.61) (19.84) 42.77  (3.54)
Distributions from net investment income
(c)
........... (0.20)
(d)
(0.41) (0.36) (0.31) (0.39) (0.26)
Net asset value, end of period ..................... $ 145.59  $ 137.27  $ 129.24  $ 130.21  $ 150.36  $ 107.98
Total Return
(e)
— — — — — —
Based on net asset value ......................... 6.21%
(f)
6.56% (0.46)% (13.22)% 39.63% (3.17)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.44%
(h)
0.45% 0.45% 0.44% 0.45% 0.46%
Net investment income ...........................
0.26%
(h)
0.26% 0.26% 0.21% 0.24% 0.24%
Supplemental Data
Net assets, end of period (000) ..................... $ 7,578,017  $ 7,632,140  $ 8,025,707  $ 8,606,878  $ 9,848,582  $ 6,343,965
Portfolio turnover rate
(i)
........................... 7% 22% 13% 46% 34% 29%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Financial Statements and Additional Information
32
iShares Expanded Tech Sector ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Net asset value, beginning of period .................
$ 86.18  $ 56.56  $ 64.66  $ 60.11  $ 35.36  $ 34.37
Net investment income
(b)
.........................
0 .12  0 .29  0 .20  0 .11  0 .14  0 .21
Net realized and unrealized gain (loss)
(c)
...............
9.80  29.61  (8.03) 4.55  24.77  1.00
Net increase (decrease) from investment operations ........ 9.92  29.90  (7.83) 4.66  24.91  1.21
Distributions from net investment income
(d)
............ (0.14)
(e)
(0.28) (0.27) (0.11) (0.16) (0.22)
Net asset value, end of period ...................... $ 95.96  $ 86.18  $ 56.56  $ 64.66  $ 60.11  $ 35.36
Total Return
(f)
— — — — — —
Based on net asset value .......................... 11.50%
(g)
52.97% (12.06)% 7.76% 70.51% 3.51%
Ratios to Average Net Assets
(h)
Total expen ses .................................
0.39%
(i)
0.41% 0.41% 0.40% 0.43% 0.46%
Net investment income ............................
0.27%
(i)
0.42% 0.38% 0.16% 0.28% 0.56%
Supplemental Data
Net assets, end of period (000) ...................... $ 5,354,375  $ 4,326,110  $ 2,799,684  $ 4,480,979  $ 3,209,613  $ 1,707,788
Portfolio turnover rate
(j)
............................ 5% 29% 9% 8% 9% 10%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
33
Financial Highlights
iShares Expanded Tech-Software Sector ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Net asset value, beginning of period ...............
$ 85.34  $ 60.88  $ 68.83  $ 68.24  $ 41.95  $ 42.15
Net investment income (loss)
(b)
...................
( 0 .02 ) ( 0 .02 ) 0 .02  ( 0 .11 ) ( 0 .06 ) 0 .26
(c)
Net realized and unrealized gain (loss)
(d)
.............
4.08  24.49  (7.97) 0.70  26.36  (0.22)
Net increase (decrease) from investment operations ...... 4.06  24.47  (7.95) 0.59  26.30  0.04
Distributions from net investment income
(e)
.......... —  (0.01) —  —  (0.01) (0.24)
Net asset value, end of period .................... $ 89.40  $ 85.34  $ 60.88  $ 68.83  $ 68.24  $ 41.95
Total Return
(f)
— — — — — —
Based on net asset value ........................ 4.75%
(g)
40.20%
(h)
(11.55)% 0.86% 62.70% 0.13%
Ratios to Average Net Assets
(i)
Total expen ses ...............................
0.39%
(j)
0.41% 0.41% 0.40% 0.43% 0.46%
Net investment income (loss) ......................
(0.05)%
(j)
(0.03)% 0.03% (0.15)% (0.10)% 0.57%
(c)
Supplemental Data
Net assets, end of period (000) .................... $ 6,767,440  $ 7,458,860  $ 5,387,680  $ 5,403,390  $ 5,050,052  $ 3,031,151
Portfolio turnover rate
(k)
.......................... 9% 21% 13% 15% 22% 18%
(a)
Per share amounts reflect a five-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
Includes a one-time special distribution from NortonLifeLock Inc. Excluding such special distribution, the net investment income would have been $(0.01) per share and (0.03)% of average net assets.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(i)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Financial Statements and Additional Information
34
iShares North American Natural Resources ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period .................
$ 44.99  $ 39.17  $ 40.44  $ 27.57  $ 16.65  $ 31.40
Net investment income
(a)
.........................
0 .57  1 .05  1 .22  0 .93  0 .70  0 .78
Net realized and unrealized gain (loss)
(b)
...............
(0.88) 5.86  (1.22) 12.85  11.04  (13.82)
Net increase (decrease) from investment operations ........ (0.31) 6.91  0.00  13.78  11.74  (13.04)
Distributions from net investment income
(c)
............ (0.60)
(d)
(1.09) (1.27) (0.91) (0.82) (1.71)
Net asset value, end of period ...................... $ 44.08  $ 44.99  $ 39.17  $ 40.44  $ 27.57  $ 16.65
Total Return
(e)
— — — — — —
Based on net asset value .......................... (0.69)%
(f)
17.96% 0.19% 50.84% 71.57% (43.54)%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.39%
(h)
0.41% 0.41% 0.40% 0.43% 0.46%
Net investment income ............................
2.54%
(h)
2.61% 3.08% 2.92% 3.14% 2.72%
Supplemental Data
Net assets, end of period (000) ...................... $ 506,959  $ 562,396  $ 802,951  $ 942,142  $ 397,022  $ 294,696
Portfolio turnover rate
(i)
............................ 6% 9% 11% 15% 14% 16%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
35
Financial Highlights
iShares Semiconductor ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Net asset value, beginning of period .................
$ 225.88  $ 148.30  $ 157.48  $ 141.36  $ 68.32  $ 63.20
Net investment income
(b)
.........................
0 .81  1 .47  1 .49  1 .19  1 .12  1 .04
Net realized and unrealized gain (loss)
(c)
...............
4.67  77.48  (9.15) 16.12  72.96  5.17
Net increase (decrease) from investment operations ........ 5.48  78.95  (7.66) 17.31  74.08  6.21
Distributions from net investment income
(d)
............ (0.86)
(e)
(1.37) (1.52) (1.19) (1.04) (1.09)
Net asset value, end of period ...................... $ 230.50  $ 225.88  $ 148.30  $ 157.48  $ 141.36  $ 68.32
Total Return
(f)
— — — — — —
Based on net asset value .......................... 2.41%
(g)
53.53% (4.67)% 12.23% 108.93% 9.80%
Ratios to Average Net Assets
(h)
Total expen ses .................................
0.34%
(i)
0.35% 0.39% 0.40% 0.43% 0.46%
Net investment income ............................
0.71%
(i)
0.85% 1.17% 0.76% 1.02% 1.42%
Supplemental Data
Net assets, end of period (000) ...................... $ 14,878,542  $ 12,705,998  $ 7,785,915  $ 8,952,849  $ 6,318,968  $ 2,141,965
Portfolio turnover rate
(j)
............................ 17% 28% 18% 32% 23% 14%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Financial Statements and Additional Information
36
iShares U.S. Digital Infrastructure and Real Estate ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period ................
$ 72.14  $ 71.47  $ 74.08  $ 67.17  $ 43.34  $ 56.49
Net investment income
(a)
........................
0 .72  0 .40  0 .24  0 .16  0 .29  0 .26
Net realized and unrealized gain (loss)
(b)
..............
6.85  0.63  (2.60) 6.91  23.83  (13.10)
Net increase (decrease) from investment operations ....... 7.57  1.03  (2.36) 7.07  24.12  (12.84)
Distributions from net investment income
(c)
........... (0.85)
(d)
(0.36) (0.25) (0.16) (0.29) (0.31)
Net asset value, end of period ..................... $ 78.86  $ 72.14  $ 71.47  $ 74.08  $ 67.17  $ 43.34
Total Return
(e)
— — — — — —
Based on net asset value ......................... 10.56%
(f)
1.48% (3.16)% 10.53% 55.89% (22.80)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.39%
(h)
0.41% 0.41% 0.40% 0.43% 0.46%
Net investment income ...........................
2.02%
(h)
0.61% 0.34% 0.22% 0.52% 0.47%
Supplemental Data
Net assets, end of period (000) ..................... $ 55,200  $ 43,285  $ 107,205  $ 162,972  $ 100,755  $ 43,335
Portfolio turnover rate
(i)
........................... 20% 84% 31% 37% 38% 33%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
37
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
Biotechnology ....................................................................................................... Non-diversified
Expanded Tech Sector ................................................................................................. Non-diversified
Expanded Tech-Software Sector ........................................................................................... Non-diversified
North American Natural Resources ......................................................................................... Diversified
Semiconductor ...................................................................................................... Non-diversified
U.S. Digital Infrastructure and Real Estate .................................................................................... Non-diversified

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
38
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and

Notes to Financial Statements
(unaudited) (continued)
39
Notes to Financial Statements
a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Biotechnology
Barclays Bank plc ...................................... $ 37,426,435 $ (37,426,435) $ – $ –
Barclays Capital, Inc. ................................... 15,004,142 (15,004,142) – –
BMO Capital Markets Corp. ............................... 1,607 (1,607) – –
BNP Paribas SA ....................................... 110,515,619 (110,515,619) – –
BofA Securities, Inc. .................................... 71,093,299 (71,093,299) – –
Citadel Clearing LLC .................................... 1,582,978 (1,582,978) – –
Citigroup Global Markets, Inc. .............................. 71,883,393 (71,883,393) – –
Goldman Sachs & Co. LLC ............................... 40,960,512 (40,960,512) – –
HSBC Bank plc ....................................... 21,884,730 (21,884,730) – –
J.P. Morgan Securities LLC ............................... 212,794,783 (212,794,783) – –
Jefferies LLC ......................................... 107,773,255 (107,773,255) – –
Morgan Stanley ....................................... 56,810,516 (56,810,516) – –
National Financial Services LLC ............................ 8,684,639 (8,684,639) – –
Natixis SA ........................................... 709,304 (709,304) – –
Nomura Securities International, Inc. ......................... 1,055,502 (1,055,502) – –
Pershing LLC ......................................... 4,016,688 (4,016,688) – –
RBC Capital Markets LLC ................................ 108,416 (108,416) – –
SG Americas Securities LLC .............................. 6,384,825 (6,384,825) – –
State Street Bank & Trust Co. .............................. 9,836,492 (9,836,492) – –
Toronto-Dominion Bank (The) .............................. 23,826,320 (23,826,320) – –
UBS AG ............................................ 15,810,121 (15,810,121) – –
UBS Securities LLC .................................... 1,746,894 (1,746,894) – –
Virtu Americas LLC ..................................... 2,575,909 (2,575,909) – –
Wells Fargo Bank NA ................................... 34,148,806 (34,148,806) – –
Wells Fargo Securities LLC ............................... 11,121,599 (11,121,599) – –
$ 867,756,784 $ (867,756,784) $ – $ –
Expanded Tech Sector
Barclays Bank plc ...................................... $ 3,687,659 $ (3,687,659) $ – $ –
Barclays Capital, Inc. ................................... 979,425 (979,425) – –
BNP Paribas SA ....................................... 9,761,915 (9,761,915) – –
BofA Securities, Inc. .................................... 27,601,114 (27,601,114) – –
Citigroup Global Markets, Inc. .............................. 4,197,768 (4,197,768) – –
Goldman Sachs & Co. LLC ............................... 11,539,808 (11,539,808) – –
HSBC Bank plc ....................................... 11,456,200 (11,456,200) – –
J.P. Morgan Securities LLC ............................... 3,486,040 (3,486,040) – –
Morgan Stanley ....................................... 20,384,740 (20,384,740) – –
National Financial Services LLC ............................ 1,387,877 (1,387,877) – –
SG Americas Securities LLC .............................. 531,600 (531,600) – –
State Street Bank & Trust Co. .............................. 1,961,793 (1,961,793) – –
UBS AG ............................................ 5,384,905 (5,384,905) – –
UBS Securities LLC .................................... 30,888 (30,888) – –
Virtu Americas LLC ..................................... 115,082 (115,082) – –

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
40
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Expanded Tech Sector (continued)
Wells Fargo Bank NA ................................... 3,946,225 (3,946,225) – –
$ 106,453,039 $ (106,453,039) $ – $ –
Expanded Tech-Software Sector
Barclays Bank plc ...................................... $ 14,540,210 $ (14,540,210) $ – $ –
Barclays Capital, Inc. ................................... 2,879,462 (2,879,462) – –
BMO Capital Markets Corp. ............................... 65,275 (65,247) – 28
(b)
BNP Paribas SA ....................................... 21,693,558 (21,693,558) – –
BofA Securities, Inc. .................................... 45,561,497 (45,561,497) – –
Citadel Clearing LLC .................................... 6,970,203 (6,970,203) – –
Citigroup Global Markets, Inc. .............................. 29,639,243 (29,639,243) – –
Goldman Sachs & Co. LLC ............................... 133,017,312 (133,017,312) – –
HSBC Bank plc ....................................... 9,423 (9,423) – –
J.P. Morgan Securities LLC ............................... 92,835,962 (92,835,962) – –
Jefferies LLC ......................................... 1,503,509 (1,503,509) – –
Morgan Stanley ....................................... 16,729,208 (16,729,208) – –
National Financial Services LLC ............................ 4,769,930 (4,769,930) – –
Natixis SA ........................................... 6,692,995 (6,692,995) – –
RBC Capital Markets LLC ................................ 8,161,364 (8,161,364) – –
SG Americas Securities LLC .............................. 3,735,786 (3,735,786) – –
State Street Bank & Trust Co. .............................. 54,674 (54,674) – –
Toronto-Dominion Bank (The) .............................. 1,238,756 (1,238,756) – –
UBS AG ............................................ 6,434,539 (6,434,539) – –
UBS Securities LLC .................................... 929,364 (929,364) – –
Wells Fargo Bank NA ................................... 33,140,893 (33,140,893) – –
Wells Fargo Securities LLC ............................... 317,059 (317,059) – –
$ 430,920,222 $ (430,920,194) $ – $ 28
North American Natural Resources
Barclays Bank plc ...................................... $ 3,625,156 $ (3,625,156) $ – $ –
BNP Paribas SA ....................................... 7,360,513 (7,360,513) – –
BofA Securities, Inc. .................................... 492,453 (492,453) – –
Citigroup Global Markets, Inc. .............................. 601,042 (601,042) – –
Goldman Sachs & Co. LLC ............................... 417,652 (417,652) – –
J.P. Morgan Securities LLC ............................... 3,009 (3,009) – –
Jefferies LLC ......................................... 509,326 (509,326) – –
Morgan Stanley ....................................... 7,381 (7,381) – –
National Financial Services LLC ............................ 45,600 (45,600) – –
Nomura Securities International, Inc. ......................... 120,152 (120,152) – –
SG Americas Securities LLC .............................. 20,896 (20,896) – –
State Street Bank & Trust Co. .............................. 259,800 (259,800) – –
UBS AG ............................................ 300,501 (300,501) – –
$ 13,763,481 $ (13,763,481) $ – $ –
Semiconductor
BofA Securities, Inc. .................................... $ 4,266,828 $ (4,266,828) $ – $ –
Citigroup Global Markets, Inc. .............................. 30,723,982 (30,723,982) – –
Goldman Sachs & Co. LLC ............................... 26,062,232 (26,062,232) – –
Jefferies LLC ......................................... 3,373,646 (3,373,646) – –
Morgan Stanley ....................................... 31,150,210 (31,150,210) – –
Scotia Capital (USA), Inc. ................................ 286,020 (286,020) – –
UBS AG ............................................ 986,769 (986,769) – –
$ 96,849,687 $ (96,849,687) $ – $ –
U.S. Digital Infrastructure and Real Estate
Barclays Bank plc ...................................... $ 3,699 $ (3,699) $ – $ –
BofA Securities, Inc. .................................... 37,287 (37,287) – –
Goldman Sachs & Co. LLC ............................... 14,033 (14,033) – –
National Financial Services LLC ............................ 225,610 (225,610) – –
SG Americas Securities LLC .............................. 2,436,995 (2,436,995) – –
State Street Bank & Trust Co. .............................. 7,286 (7,286) – –
Virtu Americas LLC ..................................... 11,637 (11,637) – –
$ 2,736,547 $ (2,736,547) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
41
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the iShares Biotechnology ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to each of the iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF, iShares North American Natural
Resources ETF and iShares U.S. Digital Infrastructure and Real Estate ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the
Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to the iShares Semiconductor ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.4800%
Over $121 billion, up to and including $181 billion ............................................................................ 0.4560
Over $181 billion, up to and including $231 billion ............................................................................ 0.4332
Over $231 billion, up to and including $281 billion ............................................................................ 0.4116
Over $281 billion .................................................................................................. 0.3910
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion ................................................................................................... 0.4800%
Over $10 billion, up to and including $20 billion .............................................................................. 0.4300
Over $20 billion, up to and including $30 billion .............................................................................. 0.3800
Over $30 billion, up to and including $40 billion .............................................................................. 0.3420
Over $40 billion ................................................................................................... 0.3078
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion ................................................................................................... 0.3500%
Over $10 billion, up to and including $20 billion .............................................................................. 0.3500
Over $20 billion, up to and including $30 billion .............................................................................. 0.3500
Over $30 billion, up to and including $40 billion .............................................................................. 0.3420
Over $40 billion ................................................................................................... 0.3078

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
42
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
September 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
Biotechnology ........................................................................................................... $ 980,637
Expanded Tech Sector ..................................................................................................... 35,936
Expanded Tech-Software Sector ............................................................................................... 153,934
North American Natural Resources ............................................................................................. 4,530
Semiconductor .......................................................................................................... 341,786
U.S. Digital Infrastructure and Real Estate ........................................................................................ 699
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Biotechnology ........................................................................ $ 104,638,178 $ 55,517,051 $ (4,451,328)
Expanded Tech Sector .................................................................. 155,611,271 65,989,032 (3,588,906)
Expanded Tech-Software Sector ............................................................ 209,014,951 84,252,682 (4,088,343)
North American Natural Resources .......................................................... 9,452,230 16,019,363 (949,273)
Semiconductor ....................................................................... 394,897,976 578,996,864 (154,253,591)
U.S. Digital Infrastructure and Real Estate ..................................................... 3,311,248 3,274,244 132,456
iShares ETF Purchases Sales
Biotechnology ........................................................................................ $ 539,616,383 $ 535,665,468
Expanded Tech Sector .................................................................................. 245,638,923 249,484,926
Expanded Tech-Software Sector ............................................................................ 588,572,702 592,828,807
North American Natural Resources .......................................................................... 35,425,009 35,509,082
Semiconductor ....................................................................................... 2,375,865,205 2,387,002,409
U.S. Digital Infrastructure and Real Estate ..................................................................... 9,677,118 9,733,770

Notes to Financial Statements
(unaudited) (continued)
43
Notes to Financial Statements
For the six months ended September 30, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of March 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares Semiconductor ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”)
with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit
Agreement.
During the six months ended September 30, 2024, the Fund did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
iShares ETF
In-kind
Purchases
In-kind
Sales
Biotechnology ........................................................................................ $ 2,283,870,659 $ 2,768,394,500
Expanded Tech Sector .................................................................................. 1,016,070,022 492,550,954
Expanded Tech-Software Sector ............................................................................ 4,894,850,408 5,854,060,665
North American Natural Resources .......................................................................... 116,647,787 159,854,323
Semiconductor ....................................................................................... 13,836,896,248 11,802,185,068
U.S. Digital Infrastructure and Real Estate ..................................................................... 7,025,667 —
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Qualified
 Late-Year
Capital Losses
Biotechnology ......................................................................................... $ (3,357,196,628) $ —
Expanded Tech Sector ................................................................................... (119,536,931) —
Expanded Tech-Software Sector ............................................................................. (510,242,505) (1,125,009)
North American Natural Resources ........................................................................... (510,989,566) —
Semiconductor ........................................................................................ (764,976,614) —
U.S. Digital Infrastructure and Real Estate ...................................................................... (91,911,669) —
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Biotechnology ................................................... $ 10,761,459,932 $ 556,481,782 $ (2,845,940,985) $ (2,289,459,203)
Expanded Tech Sector .............................................. 3,950,321,875 1,666,777,966 (152,467,504) 1,514,310,462
Expanded Tech-Software Sector ....................................... 8,033,796,354 297,717,516 (1,118,929,380) (821,211,864)
North American Natural Resources ..................................... 558,091,497 41,017,028 (78,447,205) (37,430,177)
Semiconductor ................................................... 15,629,545,547 546,187,362 (1,200,340,121) (654,152,759)
U.S. Digital Infrastructure and Real Estate ................................. 50,782,792 8,976,119 (1,787,769) 7,188,350

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
44
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
45
Notes to Financial Statements
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
e
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Six Months Ended
09/30/24
Year Ended
03/31/24
iShares ETF Shares Amount Shares Amount
Biotechnology
Shares sold 16,600,000 $ 2,296,143,710 38,000,000 $ 4,963,306,396
Shares redeemed (20,150,000) (2,783,169,314) (44,500,000) (5,745,264,183)
(3,550,000) $ (487,025,604) (6,500,000) $ (781,957,787)
Expanded Tech Sector
Shares sold 11,150,000 $ 1,017,257,768 7,850,000
(a)
$ 597,872,471
Shares redeemed (5,550,000) (499,444,973) (7,150,000)
(a)
(533,315,554)
5,600,000 $ 517,812,795 700,000 $ 64,556,917
Expanded Tech-Software Sector
Shares sold 58,500,000 $ 4,905,682,984 143,350,000
(b)
$ 10,340,675,727
Shares redeemed (70,200,000) (5,867,554,366) (144,450,000)
(b)
(10,510,203,859)
(11,700,000) $ (961,871,382) (1,100,000) $ (169,528,132)
North American Natural Resources
Shares sold 2,600,000 $ 117,218,523 1,550,000 $ 63,568,112
Shares redeemed (3,600,000) (160,908,826) (9,550,000) (373,071,002)
(1,000,000) $ (43,690,303) (8,000,000) $ (309,502,890)
Semiconductor
Shares sold 60,500,000 $ 13,862,714,285 123,900,000
(c)
$ 22,043,609,910
Shares redeemed (52,200,000) (11,823,603,124) (120,150,000)
(c)
(21,383,799,558)
8,300,000 $ 2,039,111,161 3,750,000 $ 659,810,352
U.S. Digital Infrastructure and Real Estate
Shares sold 100,000 $ 7,041,937 — $ —
Shares redeemed — — (900,000) (59,406,422)
100,000 $ 7,041,937 (900,000) $ (59,406,422)
(a)
Share transactions reflect a six-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Share transactions reflect a five-for-one stock split effective after the close of trading on March 6, 2024.
(c)
Share transactions reflect a three-for-one stock split effective after the close of trading on March 6, 2024.

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
46
12. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds' financial statements was completed through the date the financial statements were available to be issued and the following items were noted:
Effective October 16, 2024, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 15, 2025 under the same terms.

Additional Information
47
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2024
iShares Semi-Annual Financial Statements and Additional Information
48
iShares Biotechnology ETF, iShares Semiconductor ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
49
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to

Board Review and Approval of Investment Advisory Contract
(continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
50
bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF, iShares North American Natural Resources ETF, iShares U.S. Digital
Infrastructure and Real Estate ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.

Board Review and Approval of Investment Advisory Contract
(continued)
51
Board Review and Approval of Investment Advisory Contract
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
52
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
53
Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
NYRS New York Registered Shares

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. or S&P Dow Jones Indices
LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2024
2024 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca
iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca
iShares S&P Small-Cap 600 Growth ETF | IJT | NASDAQ

Page
2

Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
BWX Technologies, Inc. ............... 596,566 $ 64,846,724
Curtiss-Wright Corp. .................. 162,457 53,397,992
Hexcel Corp. ....................... 260,599 16,112,836
Woodward, Inc.
(a)
.................... 389,318 66,771,930
201,129,482
Air Freight & Logistics — 0.3%
GXO Logistics, Inc.
(a)(b)
................ 490,734 25,552,519
Automobile Components — 0.6%
Autoliv, Inc. ........................ 286,067 26,710,076
Gentex Corp. ...................... 961,145 28,536,395
Visteon Corp.
(b)
..................... 81,051 7,719,297
62,965,768
Banks — 1.9%
Bank OZK ........................ 356,828 15,340,036
Commerce Bancshares, Inc. ............ 313,230 18,605,862
Cullen/Frost Bankers, Inc. .............. 175,110 19,587,805
East West Bancorp, Inc. ............... 488,415 40,411,457
First Financial Bankshares, Inc. .......... 336,614 12,458,084
Hancock Whitney Corp. ............... 293,894 15,038,556
International Bancshares Corp. .......... 150,534 9,000,428
Pinnacle Financial Partners, Inc. .......... 204,377 20,022,815
Western Alliance Bancorp .............. 363,001 31,395,956
181,860,999
Beverages — 0.9%
Boston Beer Co., Inc. (The) , Class A
(b)
...... 26,557 7,678,691
Celsius Holdings, Inc.
(a)(b)
............... 1,019,018 31,956,404
Coca-Cola Consolidated, Inc. ............ 38,467 50,637,959
90,273,054
Biotechnology — 3.9%
(b)
Arrowhead Pharmaceuticals, Inc.
(a)
........ 808,752 15,665,526
BioMarin Pharmaceutical, Inc. ........... 695,727 48,902,651
Cytokinetics, Inc.
(a)
................... 344,421 18,185,429
Exelixis, Inc. ....................... 1,861,435 48,304,238
Halozyme Therapeutics, Inc.
(a)
........... 826,652 47,317,560
Neurocrine Biosciences, Inc. ............ 658,929 75,921,799
Roivant Sciences Ltd.
(a)
................ 1,762,238 20,336,227
Sarepta Therapeutics, Inc.
(a)
............ 497,866 62,178,485
United Therapeutics Corp. .............. 130,655 46,820,219
383,632,134
Broadline Retail — 0.4%
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
..... 399,407 38,822,360
Building Products — 6.8%
AAON, Inc.
(a)
....................... 438,798 47,319,976
Advanced Drainage Systems, Inc. ........ 460,347 72,348,134
Carlisle Cos., Inc. ................... 300,931 135,343,717
Fortune Brands Innovations, Inc. ......... 323,817 28,991,336
Lennox International, Inc. .............. 209,129 126,374,563
Owens Corning ..................... 566,826 100,056,126
Simpson Manufacturing Co., Inc. ......... 275,147 52,627,367
Trex Co., Inc.
(b)
..................... 709,377 47,230,321
UFP Industries, Inc. .................. 397,529 52,159,780
662,451,320
Capital Markets — 3.1%
Carlyle Group, Inc. (The) ............... 658,318 28,347,173
Evercore, Inc. , Class A ................ 160,518 40,665,630
Hamilton Lane, Inc. , Class A ............ 264,511 44,541,007
Houlihan Lokey, Inc. , Class A ............ 346,646 54,777,001
Security
Shares
Shares Value
Capital Markets (continued)
Interactive Brokers Group, Inc. , Class A ..... 419,038 $ 58,397,136
Morningstar, Inc. .................... 176,118 56,202,776
SEI Investments Co. .................. 321,656 22,255,379
305,186,102
Chemicals — 2.4%
Arcadium Lithium plc
(a)(b)
............... 4,293,880 12,237,558
Axalta Coating Systems Ltd.
(b)
........... 1,431,100 51,791,509
Cabot Corp. ....................... 239,518 26,770,927
NewMarket Corp. .................... 50,044 27,618,783
Olin Corp. ......................... 313,317 15,032,950
RPM International, Inc. ................ 453,850 54,915,850
Scotts Miracle-Gro Co. (The) ............ 106,073 9,196,529
Westlake Corp. ..................... 218,139 32,784,110
230,348,216
Commercial Services & Supplies — 3.4%
Brink's Co. (The) .................... 288,016 33,306,170
Clean Harbors, Inc.
(b)
................. 331,066 80,021,963
MSA Safety, Inc. .................... 256,793 45,539,671
RB Global, Inc.
(a)
.................... 1,202,362 96,778,117
Tetra Tech, Inc. ..................... 1,745,508 82,318,157
337,964,078
Communications Equipment — 0.2%
Ciena Corp.
(a)(b)
..................... 384,050 23,653,639
Construction & Engineering — 2.7%
AECOM .......................... 402,449 41,560,908
Comfort Systems USA, Inc. ............. 232,082 90,593,209
EMCOR Group, Inc. .................. 304,245 130,986,600
263,140,717
Construction Materials — 0.9%
Eagle Materials, Inc.
(a)
................. 219,390 63,107,533
Knife River Corp.
(b)
................... 261,999 23,420,091
86,527,624
Consumer Finance — 0.4%
FirstCash Holdings, Inc. ............... 253,995 29,158,626
SLM Corp. ........................ 569,364 13,021,355
42,179,981
Consumer Staples Distribution & Retail — 1.2%
Casey's General Stores, Inc. ............ 242,175 90,987,569
Sprouts Farmers Market, Inc.
(a)(b)
......... 267,813 29,569,234
120,556,803
Containers & Packaging — 0.8%
AptarGroup, Inc. .................... 255,607 40,945,686
Crown Holdings, Inc. ................. 365,573 35,051,139
75,996,825
Diversified Consumer Services — 2.0%
Duolingo, Inc. , Class A
(b)
............... 244,302 68,898,050
Grand Canyon Education, Inc.
(b)
.......... 189,455 26,874,192
H&R Block, Inc. ..................... 910,923 57,889,156
Service Corp. International ............. 484,602 38,249,636
191,911,034
Diversified Telecommunication Services — 0.1%
Iridium Communications, Inc. ............ 387,439 11,797,517
Electric Utilities — 0.1%
IDACORP, Inc. ..................... 135,942 14,014,261
Electrical Equipment — 1.5%
Acuity Brands, Inc. ................... 102,340 28,183,412
EnerSys .......................... 113,275 11,559,714

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
NEXTracker, Inc. , Class A
(a)(b)
............ 936,033 $ 35,082,517
nVent Electric plc .................... 1,083,277 76,111,042
150,936,685
Electronic Equipment, Instruments & Components — 1.7%
Cognex Corp. ...................... 491,407 19,901,984
Fabrinet
(b)
......................... 235,871 55,769,339
IPG Photonics Corp.
(b)
................ 80,765 6,002,455
Littelfuse, Inc. ...................... 113,201 30,026,565
Novanta, Inc.
(a)(b)
.................... 135,747 24,287,853
Vontier Corp.
(a)
..................... 1,002,978 33,840,478
169,828,674
Energy Equipment & Services — 0.9%
ChampionX Corp. ................... 832,242 25,092,096
Valaris Ltd.
(a)(b)
...................... 434,261 24,210,051
Weatherford International plc ............ 477,393 40,540,214
89,842,361
Entertainment — 0.5%
TKO Group Holdings, Inc. , Class A
(b)
....... 186,176 23,031,833
Warner Music Group Corp. , Class A ....... 710,559 22,240,497
45,272,330
Financial Services — 1.5%
Equitable Holdings, Inc. ............... 868,782 36,514,907
Euronet Worldwide, Inc.
(a)(b)
............. 148,246 14,710,451
MGIC Investment Corp. ............... 640,967 16,408,755
Voya Financial, Inc. .................. 256,139 20,291,332
WEX, Inc.
(a)(b)
....................... 268,103 56,229,242
144,154,687
Food Products — 0.3%
Ingredion, Inc. ...................... 152,579 20,968,932
Lancaster Colony Corp. ............... 60,546 10,690,607
31,659,539
Ground Transportation — 1.6%
Avis Budget Group, Inc. ............... 112,046 9,814,109
Landstar System, Inc. ................. 157,260 29,701,696
Saia, Inc.
(a)(b)
....................... 173,504 75,866,359
XPO, Inc.
(b)
........................ 356,975 38,378,383
153,760,547
Health Care Equipment & Supplies — 1.5%
(b)
Haemonetics Corp.
(a)
................. 199,707 16,052,448
Lantheus Holdings, Inc.
(a)
.............. 453,088 49,726,408
LivaNova plc ....................... 131,089 6,887,416
Masimo Corp. ...................... 178,399 23,785,939
Penumbra, Inc. ..................... 253,487 49,255,059
145,707,270
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.
(b)
............ 606,013 38,427,284
Amedisys, Inc.
(b)
.................... 89,714 8,658,298
Chemed Corp.
(a)
.................... 58,925 35,412,157
Encompass Health Corp. .............. 295,331 28,540,788
Ensign Group, Inc. (The) ............... 369,946 53,205,634
HealthEquity, Inc.
(a)(b)
................. 289,223 23,672,903
Option Care Health, Inc.
(a)(b)
............. 612,575 19,173,597
207,090,661
Health Care REITs — 0.3%
Omega Healthcare Investors, Inc. ......... 689,529 28,063,830
Health Care Technology — 0.2%
Doximity, Inc. , Class A
(a)(b)
.............. 407,717 17,764,230
Security
Shares
Shares Value
Hotel & Resort REITs — 0.2%
Park Hotels & Resorts, Inc. ............. 1,360,872 $ 19,188,295
Hotels, Restaurants & Leisure — 5.0%
Boyd Gaming Corp. .................. 448,335 28,984,858
Choice Hotels International, Inc.
(a)
......... 72,688 9,471,246
Churchill Downs, Inc. ................. 479,101 64,779,246
Hilton Grand Vacations, Inc.
(a)(b)
.......... 259,499 9,425,004
Hyatt Hotels Corp. , Class A
(a)
............ 293,193 44,623,975
Light & Wonder, Inc. , Class A
(a)(b)
......... 578,990 52,531,763
Planet Fitness, Inc. , Class A
(b)
........... 551,924 44,827,267
Texas Roadhouse, Inc. ................ 435,101 76,838,837
Travel + Leisure Co. .................. 317,443 14,627,773
Vail Resorts, Inc. .................... 162,013 28,237,246
Wendy's Co. (The) ................... 598,508 10,485,860
Wingstop, Inc. ...................... 191,229 79,566,562
Wyndham Hotels & Resorts, Inc. ......... 339,948 26,563,537
490,963,174
Household Durables — 2.7%
KB Home ......................... 234,770 20,117,441
Tempur Sealy International, Inc. .......... 1,133,172 61,871,191
Toll Brothers, Inc. .................... 669,208 103,385,944
TopBuild Corp.
(a)(b)
................... 195,648 79,591,563
264,966,139
Industrial REITs — 1.1%
EastGroup Properties, Inc. ............. 196,820 36,769,912
First Industrial Realty Trust, Inc. .......... 414,036 23,177,735
Rexford Industrial Realty, Inc. ........... 557,295 28,037,512
STAG Industrial, Inc. ................. 593,483 23,199,251
111,184,410
Insurance — 2.7%
Kinsale Capital Group, Inc. ............. 144,359 67,209,220
Primerica, Inc. ...................... 220,750 58,531,863
RenaissanceRe Holdings Ltd.
(a)
.......... 187,196 50,992,190
RLI Corp. ......................... 176,476 27,350,250
Ryan Specialty Holdings, Inc. , Class A ...... 667,564 44,319,574
Selective Insurance Group, Inc. .......... 217,911 20,331,096
268,734,193
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc.
(a)(b)
.......... 621,345 6,412,280
Leisure Products — 0.6%
Brunswick Corp. .................... 263,232 22,064,106
Mattel, Inc.
(a)(b)
...................... 973,768 18,550,280
YETI Holdings, Inc.
(a)(b)
................ 354,626 14,550,305
55,164,691
Life Sciences Tools & Services — 2.1%
Avantor, Inc.
(a)(b)
..................... 1,863,266 48,202,691
Azenta, Inc.
(a)(b)
..................... 204,919 9,926,276
Bruker Corp.
(a)
...................... 432,558 29,872,456
Medpace Holdings, Inc.
(b)
.............. 165,895 55,375,751
Repligen Corp.
(a)(b)
................... 339,883 50,581,388
Sotera Health Co.
(a)(b)
................. 994,817 16,613,444
210,572,006
Machinery — 6.1%
Chart Industries, Inc.
(a)(b)
............... 274,374 34,060,788
Crane Co. ......................... 317,338 50,228,259
Donaldson Co., Inc. .................. 447,851 33,006,619
Esab Corp. ........................ 370,759 39,415,389
Flowserve Corp. .................... 384,919 19,896,463
Graco, Inc. ........................ 1,102,369 96,468,311
ITT, Inc. .......................... 533,138 79,709,462
Lincoln Electric Holdings, Inc. ........... 369,833 71,015,333

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Middleby Corp. (The)
(a)(b)
............... 175,268 $ 24,385,037
RBC Bearings, Inc.
(a)(b)
................ 189,613 56,766,340
Terex Corp. ........................ 245,224 12,974,802
Timken Co. (The) .................... 161,784 13,636,773
Toro Co. (The) ...................... 325,237 28,207,805
Watts Water Technologies, Inc. , Class A ..... 178,792 37,043,915
596,815,296
Marine Transportation — 0.2%
Kirby Corp.
(b)
....................... 158,369 19,389,117
Media — 0.6%
New York Times Co. (The) , Class A ........ 1,066,596 59,377,399
Metals & Mining — 1.4%
Reliance, Inc. ...................... 359,006 103,828,125
Royal Gold, Inc. ..................... 223,077 31,297,703
135,125,828
Office REITs — 0.1%
COPT Defense Properties .............. 286,060 8,676,200
Oil, Gas & Consumable Fuels — 4.9%
Antero Midstream Corp. ............... 1,272,423 19,149,966
Chord Energy Corp. .................. 403,799 52,586,744
Civitas Resources, Inc. ................ 590,433 29,917,240
CNX Resources Corp.
(a)(b)
.............. 986,765 32,138,936
DT Midstream, Inc. ................... 399,206 31,401,544
Matador Resources Co. ............... 757,489 37,435,106
Murphy Oil Corp. .................... 399,208 13,469,278
Ovintiv, Inc. ........................ 1,723,083 66,011,310
Permian Resources Corp. , Class A ........ 4,133,656 56,259,058
Range Resources Corp. ............... 1,579,782 48,594,094
Texas Pacific Land Corp.
(a)
............. 82,390 72,893,729
Viper Energy, Inc. , Class A ............. 422,723 19,069,035
478,926,040
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp. ................ 265,170 28,495,168
Personal Care Products — 0.9%
(a)(b)
BellRing Brands, Inc. ................. 446,749 27,126,600
Coty, Inc. , Class A ................... 2,375,503 22,305,973
elf Beauty, Inc. ..................... 367,973 40,120,096
89,552,669
Pharmaceuticals — 0.2%
Jazz Pharmaceuticals plc
(b)
............. 168,851 18,811,690
Professional Services — 2.8%
CACI International, Inc. , Class A
(a)(b)
....... 53,818 27,154,410
ExlService Holdings, Inc.
(a)(b)
............ 599,638 22,876,190
Exponent, Inc.
(a)
..................... 168,472 19,421,452
FTI Consulting, Inc.
(a)(b)
................ 230,243 52,394,097
Insperity, Inc. ....................... 116,708 10,270,304
KBR, Inc. ......................... 399,067 25,991,234
Maximus, Inc. ...................... 286,441 26,684,844
Parsons Corp.
(b)
..................... 220,193 22,829,610
Paylocity Holding Corp.
(b)
.............. 282,839 46,659,950
Science Applications International Corp. .... 116,653 16,246,263
270,528,354
Residential REITs — 1.0%
American Homes 4 Rent , Class A ......... 1,231,935 47,293,985
Equity LifeStyle Properties, Inc. .......... 778,977 55,572,219
102,866,204
Security
Shares
Shares Value
Retail REITs — 0.5%
Brixmor Property Group, Inc. ............ 864,340 $ 24,080,512
NNN REIT, Inc. ..................... 444,795 21,568,110
45,648,622
Semiconductors & Semiconductor Equipment — 3.4%
Allegro MicroSystems, Inc.
(a)(b)
........... 356,090 8,296,897
Cirrus Logic, Inc.
(a)(b)
.................. 198,488 24,654,195
Lattice Semiconductor Corp.
(a)(b)
.......... 899,048 47,712,477
MACOM Technology Solutions Holdings, Inc.
(a)(b)
237,220 26,393,097
MKS Instruments, Inc.
(a)
............... 214,918 23,363,736
Onto Innovation, Inc.
(b)
................ 322,251 66,886,418
Power Integrations, Inc. ............... 185,992 11,925,807
Rambus, Inc.
(b)
..................... 702,248 29,648,911
Silicon Laboratories, Inc.
(a)(b)
............. 210,690 24,349,443
Synaptics, Inc.
(b)
.................... 105,997 8,223,247
Universal Display Corp.
(a)
.............. 287,499 60,346,040
331,800,268
Software — 4.6%
Altair Engineering, Inc. , Class A
(a)(b)
........ 387,814 37,040,115
Appfolio, Inc. , Class A
(a)(b)
.............. 150,129 35,340,367
Aspen Technology, Inc.
(a)(b)
.............. 86,524 20,663,662
Blackbaud, Inc.
(a)(b)
................... 161,984 13,716,805
CommVault Systems, Inc.
(a)(b)
............ 171,025 26,312,196
Dolby Laboratories, Inc. , Class A ......... 221,377 16,941,982
Dropbox, Inc. , Class A
(b)
............... 1,548,218 39,371,184
Dynatrace, Inc.
(b)
.................... 1,944,004 103,945,894
Manhattan Associates, Inc.
(b)
............ 399,663 112,457,175
Qualys, Inc.
(b)
...................... 240,173 30,852,623
Teradata Corp.
(b)
.................... 625,650 18,982,221
455,624,224
Specialized REITs — 1.7%
CubeSmart ........................ 808,262 43,508,744
EPR Properties ..................... 305,286 14,971,225
Gaming & Leisure Properties, Inc. ........ 769,947 39,613,773
Lamar Advertising Co. , Class A .......... 332,630 44,439,368
National Storage Affiliates Trust .......... 224,102 10,801,716
Rayonier, Inc. ...................... 333,510 10,732,352
164,067,178
Specialty Retail — 5.2%
Abercrombie & Fitch Co. , Class A
(a)(b)
....... 333,484 46,654,412
Burlington Stores, Inc.
(b)
............... 247,156 65,120,663
Dick's Sporting Goods, Inc. ............. 200,326 41,808,036
Five Below, Inc.
(b)
.................... 359,378 31,751,046
Floor & Decor Holdings, Inc. , Class A
(a)(b)
.... 699,303 86,832,454
Murphy USA, Inc.
(a)
.................. 121,692 59,978,336
RH
(a)(b)
........................... 44,003 14,715,923
Valvoline, Inc.
(a)(b)
.................... 840,916 35,192,335
Williams-Sonoma, Inc. ................ 838,644 129,922,728
511,975,933
Technology Hardware, Storage & Peripherals — 1.0%
Pure Storage, Inc. , Class A
(b)
............ 2,016,225 101,295,144
Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.
(b)
................. 370,073 15,705,898
Columbia Sportswear Co. .............. 103,024 8,570,567
Crocs, Inc.
(a)(b)
...................... 387,532 56,118,509
Skechers USA, Inc. , Class A
(b)
........... 864,925 57,880,781
138,275,755
Trading Companies & Distributors — 2.3%
Applied Industrial Technologies, Inc. ....... 250,306 55,850,778
Core & Main, Inc. , Class A
(b)
............. 717,531 31,858,376
GATX Corp. ....................... 86,224 11,420,369

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF
6
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc. , Class A ..... 157,576 $ 13,560,990
Watsco, Inc. ....................... 227,010 111,661,679
224,352,192
Water Utilities — 0.3%
Essential Utilities, Inc. ................. 788,480 30,411,674
Total Long-Term Investments — 99.7%
(Cost: $7,694,638,598) ............................ 9,773,245,390
Short-Term Securities
Money Market Funds — 5.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.05%
(e)
.................. 476,332,717 476,713,783
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.88% ................... 20,992,988 20,992,988
Total Short-Term Securities — 5.1%
(Cost: $497,252,671) .............................. 497,706,771
Total Investments — 104.8%
(Cost: $8,191,891,269 ) ............................ 10,270,952,161
Liabilities in Excess of Other Assets — (4.8)% ............. (472,600,825)
Net Assets — 100.0% ...............................
$ 9,798,351,336
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 472,685,493 $ 3,866,993
(a)
$ — $ (4,162) $ 165,459 $ 476,713,783 476,332,717 $ 538,304
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 31,639,348 — (10,646,360)
(a)
— — 20,992,988 20,992,988 788,237 —
$ (4,162) $ 165,459 $ 497,706,771 $ 1,326,541 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedules of Investments
7
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 44 12/20/24 $ 13,854 $ 348,332
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 1,089,560 $ 31,174
(c)
$ 1,122,958 0.0%
Monthly HSBC Bank plc
(d)
02/09/28 4,947,467 188,488
(e)
5,145,102 0.1
Monthly
JPMorgan Chase
Bank NA
(f)
10/09/24 3,278,659 158,996
(g)
3,447,637 0.0
$ 378,658 $ 9,715,697
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $(2,224) of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $(9,147) of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $(9,982) of net dividends and financing fees.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF
8
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Financial Services
$
Equitable Holdings, Inc. ..... 26,718 $ 1,122,958 100.0%
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 1,122,958
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 9, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Financial Services
$
Equitable Holdings, Inc. ..... 122,415 5,145,102 100.0
Net Value of Reference Entity — HSBC Bank plc $ 5,145,102
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date October 9, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Financial Services
$
Equitable Holdings, Inc. ..... 82,028 3,447,637 100.0
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 3,447,637
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 378,658 $ —

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedules of Investments
9
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 348,332 $ — $ — $ — $ 348,332
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 378,658 — — — 378,658
$ — $ — $ 726,990 $ — $ — $ — $ 726,990
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (1,345,592) $ — $ — $ — $ (1,345,592)
Swaps .............................. — — 4,901,889 — — — 4,901,889
$ — $ — $ 3,556,297 $ — $ — $ — $ 3,556,297
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 59,135 $ — $ — $ — $ 59,135
Swaps .............................. — — (2,373,290) — — — (2,373,290)
$ — $ — $ (2,314,155) $ — $ — $ — $ (2,314,155)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 14,913,790
Total return swaps
Average notional value ............................................................................................... $ 18,168,087
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 7,855 $ —
Swaps — OTC
(a)
..................................................................................... 378,658 —
Total d erivative assets and liabilities in the
Statements
of Assets and Liabilities ...........................................
$ 386,513 $ —
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
(7,855) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 378,658 $ —
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF
10
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following table presents the Fund's derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the
Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Received
Cash Collateral
Received
(b)
Net Amount of
Derivative Assets
(c)
Goldman Sachs Bank USA ......................... $ 31,174 $ — $ — $ — $ 31,174
HSBC Bank plc ................................. 188,488 — — (188,488) —
JPMorgan Chase Bank NA ......................... 158,996 — — (158,996) —
$ 378,658 $ — $ — $ (347,484) $ 31,174
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,773,245,390 $ — $ — $ 9,773,245,390
Short-Term Securities
Money Market Funds ...................................... 497,706,771 — — 497,706,771
$ 10,270,952,161 $ — $ — $ 10,270,952,161
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 348,332 $ 378,658 $ — $ 726,990
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.5%
Curtiss-Wright Corp. .................. 73,534 $ 24,169,891
Hexcel Corp. ....................... 228,599 14,134,276
38,304,167
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.
(a)(b)
................ 242,200 12,611,354
Automobile Components — 1.1%
Autoliv, Inc. ........................ 160,401 14,976,641
Gentex Corp. ...................... 454,430 13,492,027
Goodyear Tire & Rubber Co. (The)
(a)(b)
...... 1,562,024 13,823,912
Lear Corp. ........................ 308,612 33,685,000
Visteon Corp.
(b)
..................... 83,295 7,933,016
83,910,596
Automobiles — 0.7%
Harley-Davidson, Inc. ................. 649,837 25,038,220
Thor Industries, Inc. .................. 291,831 32,069,308
57,107,528
Banks — 9.8%
Associated Banc-Corp. ................ 814,595 17,546,376
Bank OZK ........................ 277,292 11,920,783
Cadence Bank ..................... 1,001,563 31,899,782
Columbia Banking System, Inc. .......... 1,149,161 30,004,594
Commerce Bancshares, Inc. ............ 379,703 22,554,358
Cullen/Frost Bankers, Inc. .............. 203,698 22,785,658
East West Bancorp, Inc. ............... 349,763 28,939,391
First Financial Bankshares, Inc. .......... 423,168 15,661,448
First Horizon Corp. ................... 2,939,776 45,654,721
FNB Corp. ........................ 1,972,518 27,832,229
Glacier Bancorp, Inc. ................. 622,057 28,428,005
Hancock Whitney Corp. ............... 226,902 11,610,575
Home BancShares, Inc. ............... 1,018,728 27,597,342
International Bancshares Corp. .......... 167,847 10,035,572
New York Community Bancorp, Inc.
(a)
...... 1,634,982 18,360,848
Old National Bancorp ................. 1,749,790 32,651,081
Pinnacle Financial Partners, Inc. .......... 247,671 24,264,328
Prosperity Bancshares, Inc. ............. 522,578 37,662,196
SouthState Corp. .................... 418,042 40,625,322
Synovus Financial Corp. ............... 789,794 35,122,139
Texas Capital Bancshares, Inc.
(a)(b)
........ 253,425 18,109,750
UMB Financial Corp. ................. 243,341 25,577,573
United Bankshares, Inc. ............... 740,612 27,476,705
Valley National Bancorp ............... 2,346,511 21,259,390
Webster Financial Corp. ............... 940,400 43,832,044
Western Alliance Bancorp .............. 293,226 25,361,117
Wintrust Financial Corp. ............... 364,803 39,592,070
Zions Bancorp NA ................... 810,229 38,259,013
760,624,410
Beverages — 0.1%
Boston Beer Co., Inc. (The) , Class A
(b)
...... 26,122 7,552,915
Biotechnology — 1.6%
(b)
BioMarin Pharmaceutical, Inc.
(a)
.......... 459,533 32,300,575
Cytokinetics, Inc.
(a)
................... 354,999 18,743,947
Roivant Sciences Ltd.
(a)
................ 913,249 10,538,893
Sarepta Therapeutics, Inc.
(a)
............ 104,514 13,052,753
United Therapeutics Corp. .............. 134,236 48,103,471
122,739,639
Security
Shares
Shares Value
Broadline Retail — 0.5%
Macy's, Inc. ....................... 1,516,322 $ 23,791,092
Nordstrom, Inc. ..................... 528,808 11,892,892
35,683,984
Building Products — 0.5%
Fortune Brands Innovations, Inc. ......... 408,496 36,572,647
Capital Markets — 3.5%
Affiliated Managers Group, Inc. .......... 163,552 29,079,546
Carlyle Group, Inc. (The) ............... 599,789 25,826,914
Evercore, Inc. , Class A ................ 60,630 15,360,004
Federated Hermes, Inc. , Class B ......... 431,778 15,876,477
Interactive Brokers Group, Inc. , Class A ..... 244,789 34,113,795
Janus Henderson Group plc ............ 698,947 26,608,912
Jefferies Financial Group, Inc. ........... 890,545 54,813,045
SEI Investments Co. .................. 270,773 18,734,784
Stifel Financial Corp. ................. 562,361 52,805,698
273,219,175
Chemicals — 2.0%
Arcadium Lithium plc
(a)(b)
............... 2,299,133 6,552,529
Ashland, Inc. ....................... 267,881 23,297,611
Avient Corp. ....................... 500,920 25,206,294
Cabot Corp. ....................... 98,962 11,060,983
Chemours Co. (The) .................. 818,858 16,639,194
Olin Corp. ......................... 380,300 18,246,794
RPM International, Inc. ................ 325,012 39,326,452
Scotts Miracle-Gro Co. (The) ............ 144,944 12,566,645
152,896,502
Commercial Services & Supplies — 0.4%
Stericycle, Inc.
(b)
.................... 509,276 31,065,836
Communications Equipment — 0.7%
(b)
Ciena Corp. ....................... 465,115 28,646,433
Lumentum Holdings, Inc.
(a)
............. 372,482 23,607,909
52,254,342
Construction & Engineering — 2.4%
AECOM .......................... 397,148 41,013,474
Fluor Corp.
(b)
....................... 939,644 44,830,415
MasTec, Inc.
(a)(b)
..................... 337,594 41,557,821
MDU Resources Group, Inc. ............ 1,118,478 30,657,482
Valmont Industries, Inc. ................ 110,626 32,076,009
190,135,201
Construction Materials — 0.1%
Knife River Corp.
(b)
................... 90,206 8,063,514
Consumer Finance — 0.9%
Ally Financial, Inc. ................... 1,504,219 53,535,154
SLM Corp. ........................ 715,762 16,369,477
69,904,631
Consumer Staples Distribution & Retail — 3.2%
(b)
BJ's Wholesale Club Holdings, Inc.
(a)
....... 728,008 60,046,100
Performance Food Group Co.
(a)
.......... 854,872 66,996,319
Sprouts Farmers Market, Inc. ............ 324,080 35,781,673
US Foods Holding Corp. ............... 1,341,585 82,507,477
245,331,569
Containers & Packaging — 2.7%
AptarGroup, Inc. .................... 149,317 23,919,090
Berry Global Group, Inc. ............... 628,667 42,736,783
Crown Holdings, Inc. ................. 346,556 33,227,789
Graphic Packaging Holding Co.
(a)
......... 1,646,351 48,715,526
Greif, Inc. , Class A, NVS ............... 141,927 8,893,146
Silgan Holdings, Inc. .................. 445,180 23,371,950

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
S&P Mid-Cap 400 Value ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging (continued)
Sonoco Products Co. ................. 539,019 $ 29,446,608
210,310,892
Diversified Consumer Services — 0.6%
Graham Holdings Co. , Class B ........... 18,849 15,488,600
Service Corp. International
(a)
............ 391,407 30,893,755
46,382,355
Diversified REITs — 1.0%
WP Carey, Inc. ..................... 1,200,540 74,793,642
Diversified Telecommunication Services — 0.7%
Frontier Communications Parent, Inc.
(b)
..... 1,213,510 43,116,010
Iridium Communications, Inc. ............ 325,733 9,918,570
53,034,580
Electric Utilities — 1.7%
ALLETE, Inc. ...................... 316,824 20,336,933
IDACORP, Inc. ..................... 178,204 18,371,050
OGE Energy Corp. ................... 1,101,907 45,200,225
Portland General Electric Co. ............ 565,400 27,082,660
TXNM Energy, Inc. ................... 496,252 21,720,950
132,711,818
Electrical Equipment — 1.6%
Acuity Brands, Inc. ................... 82,697 22,773,927
EnerSys .......................... 125,710 12,828,706
Regal Rexnord Corp. ................. 365,027 60,550,679
Sensata Technologies Holding plc ......... 828,118 29,696,311
125,849,623
Electronic Equipment, Instruments & Components — 3.8%
Arrow Electronics, Inc.
(b)
............... 290,438 38,578,880
Avnet, Inc. ........................ 483,360 26,251,282
Belden, Inc. ....................... 223,846 26,219,082
Cognex Corp. ...................... 526,855 21,337,627
Coherent Corp.
(a)(b)
................... 840,965 74,770,198
Crane NXT Co. ..................... 269,474 15,117,491
IPG Photonics Corp.
(b)
................ 82,620 6,140,318
Littelfuse, Inc.
(a)
..................... 40,954 10,863,049
Novanta, Inc.
(a)(b)
.................... 82,704 14,797,400
TD SYNNEX Corp. ................... 417,243 50,102,539
Vishay Intertechnology, Inc. ............. 620,972 11,742,581
295,920,447
Energy Equipment & Services — 0.6%
ChampionX Corp. ................... 346,234 10,438,955
NOV, Inc. ......................... 2,159,778 34,491,655
44,930,610
Entertainment — 0.4%
TKO Group Holdings, Inc. , Class A
(b)
....... 207,747 25,700,381
Warner Music Group Corp. , Class A ....... 179,560 5,620,228
31,320,609
Financial Services — 1.9%
Equitable Holdings, Inc. ............... 656,540 27,594,376
Essent Group Ltd. ................... 582,856 37,471,812
Euronet Worldwide, Inc.
(b)
.............. 106,196 10,537,829
MGIC Investment Corp. ............... 881,698 22,571,469
Voya Financial, Inc. .................. 323,625 25,637,573
Western Union Co. (The) .............. 1,854,447 22,123,553
145,936,612
Food Products — 1.8%
Darling Ingredients, Inc.
(b)
.............. 872,366 32,417,121
Flowers Foods, Inc. .................. 1,074,414 24,786,731
Ingredion, Inc. ...................... 228,421 31,391,898
Security
Shares
Shares Value
Food Products (continued)
Lancaster Colony Corp. ............... 55,153 $ 9,738,365
Pilgrim's Pride Corp.
(b)
................ 221,818 10,214,719
Post Holdings, Inc.
(a)(b)
................. 259,622 30,051,246
138,600,080
Gas Utilities — 2.0%
National Fuel Gas Co. ................ 501,162 30,375,429
New Jersey Resources Corp. ............ 544,011 25,677,319
ONE Gas, Inc. ...................... 310,790 23,128,992
Southwest Gas Holdings, Inc. ........... 330,253 24,359,461
Spire, Inc. ......................... 316,791 21,316,866
UGI Corp. ......................... 1,177,730 29,466,805
154,324,872
Ground Transportation — 1.7%
Knight-Swift Transportation Holdings, Inc. ... 887,946 47,904,687
Landstar System, Inc. ................. 62,091 11,727,127
Ryder System, Inc. ................... 237,440 34,618,752
XPO, Inc.
(b)
........................ 338,407 36,382,136
130,632,702
Health Care Equipment & Supplies — 2.0%
Dentsply Sirona, Inc. ................. 1,112,039 30,091,775
Enovis Corp.
(a)(b)
..................... 306,139 13,179,284
Envista Holdings Corp.
(a)(b)
.............. 943,248 18,638,580
Globus Medical, Inc. , Class A
(b)
.......... 619,764 44,337,917
Haemonetics Corp.
(a)(b)
................ 112,683 9,057,460
LivaNova plc
(b)
...................... 188,254 9,890,865
Masimo Corp.
(b)
..................... 91,874 12,249,560
Neogen Corp.
(a)(b)
.................... 1,081,744 18,184,117
155,629,558
Health Care Providers & Services — 2.5%
Amedisys, Inc.
(a)(b)
................... 104,196 10,055,956
Chemed Corp.
(a)
.................... 33,025 19,847,034
Encompass Health Corp. .............. 303,602 29,340,097
HealthEquity, Inc.
(b)
................... 233,887 19,143,651
Option Care Health, Inc.
(a)(b)
............. 421,825 13,203,123
R1 RCM, Inc.
(a)(b)
.................... 855,458 12,121,840
Tenet Healthcare Corp.
(b)
............... 525,655 87,363,861
191,075,562
Health Care REITs — 1.2%
Healthcare Realty Trust, Inc. , Class A ...... 1,991,492 36,145,580
Omega Healthcare Investors, Inc. ......... 834,520 33,964,964
Sabra Health Care REIT, Inc. ............ 1,285,114 23,915,971
94,026,515
Health Care Technology — 0.2%
Doximity, Inc. , Class A
(a)(b)
.............. 343,216 14,953,921
Hotels, Restaurants & Leisure — 1.5%
Aramark .......................... 1,445,215 55,973,177
Choice Hotels International, Inc.
(a)
......... 63,523 8,277,047
Hilton Grand Vacations, Inc.
(a)(b)
.......... 132,751 4,821,516
Marriott Vacations Worldwide Corp. ........ 176,795 12,990,897
Travel + Leisure Co. .................. 114,414 5,272,197
Vail Resorts, Inc. .................... 70,114 12,220,169
Wendy's Co. (The) ................... 431,281 7,556,043
Wyndham Hotels & Resorts, Inc. ......... 147,031 11,489,002
118,600,048
Household Durables — 1.2%
KB Home ......................... 197,707 16,941,513
Taylor Morrison Home Corp.
(b)
........... 571,846 40,177,900
Whirlpool Corp. ..................... 301,135 32,221,445
89,340,858

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.3%
Ormat Technologies, Inc. ............... 295,151 $ 22,708,918
Industrial REITs — 1.2%
EastGroup Properties, Inc. ............. 101,415 18,946,350
First Industrial Realty Trust, Inc. .......... 377,514 21,133,234
Rexford Industrial Realty, Inc. ........... 733,032 36,878,840
STAG Industrial, Inc. ................. 499,505 19,525,650
96,484,074
Insurance — 6.5%
American Financial Group, Inc. .......... 395,838 53,279,795
Brighthouse Financial, Inc.
(b)
............ 333,218 15,004,807
CNO Financial Group, Inc. .............. 580,200 20,365,020
Fidelity National Financial, Inc. , Class A ..... 1,426,262 88,513,820
First American Financial Corp. ........... 564,418 37,257,232
Hanover Insurance Group, Inc. (The) ...... 197,399 29,236,766
Kemper Corp. ...................... 332,224 20,348,720
Old Republic International Corp. .......... 1,304,591 46,208,613
Reinsurance Group of America, Inc. ....... 361,280 78,712,074
RenaissanceRe Holdings Ltd.
(a)
.......... 128,751 35,071,772
RLI Corp. ......................... 79,819 12,370,349
Selective Insurance Group, Inc. .......... 150,078 14,002,277
Unum Group ....................... 938,323 55,773,919
506,145,164
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc.
(a)(b)
.......... 1,063,779 10,978,199
IT Services — 0.7%
(a)(b)
ASGN, Inc. ........................ 245,761 22,912,298
Kyndryl Holdings, Inc. ................. 1,268,344 29,146,545
52,058,843
Leisure Products — 0.8%
Brunswick Corp. .................... 141,389 11,851,226
Mattel, Inc.
(a)(b)
...................... 1,044,180 19,891,629
Polaris, Inc. ........................ 287,470 23,929,003
YETI Holdings, Inc.
(b)
................. 167,135 6,857,549
62,529,407
Life Sciences Tools & Services — 2.9%
Avantor, Inc.
(a)(b)
..................... 2,163,072 55,958,673
Azenta, Inc.
(a)(b)
..................... 96,114 4,655,762
Bio-Rad Laboratories, Inc. , Class A
(b)
....... 105,040 35,144,283
Bruker Corp. ....................... 242,509 16,747,671
Illumina, Inc.
(b)
...................... 873,880 113,962,692
226,469,081
Machinery — 3.0%
AGCO Corp. ....................... 339,858 33,258,504
CNH Industrial NV ................... 4,814,529 53,441,272
Donaldson Co., Inc. .................. 284,020 20,932,274
Flowserve Corp. .................... 396,376 20,488,675
Middleby Corp. (The)
(b)
................ 147,485 20,519,588
Oshkosh Corp. ..................... 357,046 35,779,580
Terex Corp. ........................ 161,817 8,561,737
Timken Co. (The) .................... 213,571 18,001,900
Toro Co. (The) ...................... 296,310 25,698,966
236,682,496
Marine Transportation — 0.3%
Kirby Corp.
(b)
....................... 184,222 22,554,299
Media — 0.4%
Nexstar Media Group, Inc. .............. 166,342 27,504,650
Security
Shares
Shares Value
Metals & Mining — 2.4%
Alcoa Corp. ........................ 1,417,189 $ 54,675,152
Cleveland-Cliffs, Inc.
(a)(b)
............... 2,567,552 32,787,639
Commercial Metals Co. ................ 630,818 34,669,757
Royal Gold, Inc. ..................... 173,106 24,286,772
United States Steel Corp. .............. 1,227,327 43,361,463
189,780,783
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Annaly Capital Management, Inc. ......... 2,748,461 55,161,612
Starwood Property Trust, Inc. ............ 1,741,661 35,495,051
90,656,663
Multi-Utilities — 0.5%
Black Hills Corp. .................... 382,620 23,385,734
Northwestern Energy Group, Inc. ......... 336,276 19,241,713
42,627,447
Office REITs — 1.2%
COPT Defense Properties .............. 375,332 11,383,820
Cousins Properties, Inc. ............... 834,603 24,604,096
Kilroy Realty Corp. ................... 579,551 22,428,624
Vornado Realty Trust ................. 909,100 35,818,540
94,235,080
Oil, Gas & Consumable Fuels — 3.6%
Antero Midstream Corp. ............... 774,649 11,658,467
Antero Resources Corp.
(b)
.............. 1,603,741 45,947,180
Chesapeake Energy Corp.
(a)
............ 1,132,675 93,162,519
DT Midstream, Inc. ................... 197,111 15,504,751
HF Sinclair Corp. .................... 889,759 39,656,559
Murphy Oil Corp. .................... 443,363 14,959,068
PBF Energy, Inc. , Class A .............. 546,257 16,906,654
Texas Pacific Land Corp.
(a)
............. 34,114 30,182,020
Viper Energy, Inc. , Class A ............. 200,821 9,059,035
277,036,253
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ................ 119,967 12,891,654
Passenger Airlines — 0.5%
American Airlines Group, Inc.
(b)
........... 3,602,515 40,492,269
Personal Care Products — 0.3%
BellRing Brands, Inc.
(b)
................ 333,225 20,233,422
Pharmaceuticals — 0.5%
Jazz Pharmaceuticals plc
(b)
............. 196,485 21,890,394
Perrigo Co. plc ..................... 748,339 19,628,932
41,519,326
Professional Services — 2.7%
CACI International, Inc. , Class A
(b)
........ 77,080 38,891,485
Concentrix Corp. .................... 257,828 13,213,685
ExlService Holdings, Inc.
(b)
............. 380,611 14,520,310
Exponent, Inc.
(a)
..................... 136,362 15,719,811
Genpact Ltd. ....................... 899,245 35,259,396
Insperity, Inc. ....................... 98,061 8,629,368
KBR, Inc.
(a)
........................ 394,135 25,670,012
ManpowerGroup, Inc. ................. 260,288 19,136,374
Maximus, Inc. ...................... 89,279 8,317,232
Parsons Corp.
(b)
..................... 71,765 7,440,595
Science Applications International Corp. .... 182,677 25,441,426
212,239,694
Real Estate Management & Development — 0.9%
Jones Lang LaSalle, Inc.
(b)
.............. 260,376 70,252,049

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
S&P Mid-Cap 400 Value ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Residential REITs — 1.0%
American Homes 4 Rent , Class A ......... 690,421 $ 26,505,262
Equity LifeStyle Properties, Inc. .......... 368,349 26,278,018
Independence Realty Trust, Inc. .......... 1,232,748 25,271,334
78,054,614
Retail REITs — 1.7%
Agree Realty Corp. .................. 550,758 41,488,600
Brixmor Property Group, Inc. ............ 925,738 25,791,061
Kite Realty Group Trust ................ 1,204,968 32,003,950
NNN REIT, Inc. ..................... 634,734 30,778,252
130,061,863
Semiconductors & Semiconductor Equipment — 1.3%
Allegro MicroSystems, Inc.
(a)(b)
........... 553,729 12,901,886
Amkor Technology, Inc. ................ 621,749 19,025,519
Cirrus Logic, Inc.
(b)
................... 125,987 15,648,845
MACOM Technology Solutions Holdings, Inc.
(a)(b)
117,127 13,031,550
MKS Instruments, Inc. ................ 188,254 20,465,092
Power Integrations, Inc. ............... 156,266 10,019,776
Synaptics, Inc.
(b)
.................... 128,220 9,947,308
101,039,976
Software — 0.6%
Aspen Technology, Inc.
(a)(b)
.............. 72,870 17,402,814
Blackbaud, Inc.
(b)
.................... 83,206 7,045,884
CommVault Systems, Inc.
(b)
............. 95,893 14,753,138
Dolby Laboratories, Inc. , Class A ......... 141,289 10,812,847
50,014,683
Specialized REITs — 1.9%
CubeSmart ........................ 555,923 29,925,335
EPR Properties ..................... 157,829 7,739,934
Gaming & Leisure Properties, Inc. ........ 857,987 44,143,431
Lamar Advertising Co. , Class A .......... 202,482 27,051,595
National Storage Affiliates Trust .......... 195,481 9,422,184
PotlatchDeltic Corp. .................. 393,936 17,746,817
Rayonier, Inc. ...................... 455,887 14,670,444
150,699,740
Specialty Retail — 3.2%
AutoNation, Inc.
(a)(b)
.................. 143,662 25,704,005
Burlington Stores, Inc.
(b)
............... 138,511 36,494,878
Dick's Sporting Goods, Inc. ............. 149,335 31,166,214
GameStop Corp. , Class A
(a)(b)
............ 2,127,695 48,788,046
Gap, Inc. (The) ..................... 1,213,939 26,767,355
Lithia Motors, Inc. , Class A
(a)
............ 146,689 46,594,294
Penske Automotive Group, Inc. .......... 102,561 16,657,958
RH
(b)
............................ 45,076 15,074,767
247,247,517
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.
(b)
................. 335,697 14,246,981
Carter's, Inc. ....................... 198,051 12,869,354
Columbia Sportswear Co. .............. 93,628 7,788,913
PVH Corp. ........................ 306,423 30,896,631
Under Armour, Inc. , Class A
(b)
............ 1,035,830 9,229,246
Under Armour, Inc. , Class C, NVS
(a)(b)
...... 708,898 5,926,387
80,957,512
Trading Companies & Distributors — 1.1%
Core & Main, Inc. , Class A
(a)(b)
........... 455,072 20,205,197
GATX Corp. ....................... 123,034 16,295,853
MSC Industrial Direct Co., Inc. , Class A ..... 113,664 9,781,924
WESCO International, Inc. .............. 245,404 41,222,964
87,505,938
Security
Shares
Shares Value
Water Utilities — 0.4%
Essential Utilities, Inc. ................. 718,225 $ 27,701,938
Total Long-Term Investments — 99.7%
(Cost: $6,775,156,378) ............................ 7,735,716,866
Short-Term Securities
Money Market Funds — 2.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.05%
(e)
.................. 207,924,379 208,090,719
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.88% ................... 17,922,203 17,922,203
Total Short-Term Securities — 2.9%
(Cost: $225,821,686) .............................. 226,012,922
Total Investments — 102.6%
(Cost: $7,000,978,064 ) ............................ 7,961,729,788
Liabilities in Excess of Other Assets — (2.6)% ............. (201,496,154)
Net Assets — 100.0% ...............................
$ 7,760,233,634
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
15
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 253,554,253 $ — $ (45,521,864)
(a)
$ 14,433 $ 43,897 $ 208,090,719 207,924,379 $ 426,876
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 52,737,987 — (34,815,784)
(a)
— — 17,922,203 17,922,203 785,045 —
$ 14,433 $ 43,897 $ 226,012,922 $ 1,211,921 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 51 12/20/24 $ 16,058 $ 589,801
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 1,011,491 $ (259)
(c)
$ 1,012,040 0.0%
Monthly HSBC Bank plc
(d)
02/09/28 5,180,791 258,800
(e)
5,447,803 0.1
Monthly
JPMorgan Chase
Bank NA
(f)
10/09/24 593,794 28,465
(g)
624,398 0.0
$ 287,006 $ 7,084,241
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $(808) of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $(8,212) of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $(2,139) of net dividends and financing fees.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
S&P Mid-Cap 400 Value ETF
16
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Financial Services
$
Equitable Holdings, Inc. ..... 24,079 $ 1,012,040 100.0%
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 1,012,040
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 9, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Financial Services
$
Equitable Holdings, Inc. ..... 129,617 5,447,803 100.0
Net Value of Reference Entity — HSBC Bank plc $ 5,447,803
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date October 9, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Financial Services
$
Equitable Holdings, Inc. ..... 14,856 624,398 100.0
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 624,398
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 287,265 $ (259)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
17
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 589,801 $ — $ — $ — $ 589,801
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 287,265 — — — 287,265
$ — $ — $ 877,066 $ — $ — $ — $ 877,066
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 259 — — — 259
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 131,735 $ — $ — $ — $ 131,735
Swaps .............................. — — 4,569,445 — — — 4,569,445
$ — $ — $ 4,701,180 $ — $ — $ — $ 4,701,180
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 26,397 $ — $ — $ — $ 26,397
Swaps .............................. — — (3,490,645) — — — (3,490,645)
$ — $ — $ (3,464,248) $ — $ — $ — $ (3,464,248)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 35,243,450
Total return swaps
Average notional value ............................................................................................... $ 15,187,840
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 12,181 $ —
Swaps — OTC
(a)
..................................................................................... 287,265 259
Total d erivative assets and liabilities in the
Statements
of Assets and Liabilities ...........................................
$ 299,446 $ 259
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
(12,181) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 287,265 $ 259
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
S&P Mid-Cap 400 Value ETF
18
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Received
Cash Collateral
Received
(b)
Net Amount of
Derivative Assets
(c)
HSBC Bank plc ................................. $ 258,800 $ — $ — $ (258,800) $ —
JPMorgan Chase Bank NA ......................... 28,465 — — — 28,465
$ 287,265 $ — $ — $ (258,800) $ 28,465
Counterparty
Derivative Liabilities
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Pledged Cash Collateral Pledged
Net Amount of
Derivative Liabilities
Goldman Sachs Bank USA ......................... $ 259 $ — $ — $ — $ 259
$ 259 $ — $ — $ — $ 259
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,735,716,866 $ — $ — $ 7,735,716,866
Short-Term Securities
Money Market Funds ...................................... 226,012,922 — — 226,012,922
$ 7,961,729,788 $ — $ — $ 7,961,729,788
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 589,801 $ 287,265 $ — $ 877,066
Liabilities
Equity contracts ........................................... — (259) — (259)
$ 589,801 $ 287,006 $ — $ 876,807
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
AAR Corp.
(a)(b)
...................... 244,500 $ 15,980,520
AeroVironment, Inc.
(a)(b)
................ 270,160 54,167,080
Moog, Inc. , Class A .................. 277,392 56,038,732
National Presto Industries, Inc. ........... 21,668 1,628,133
127,814,465
Automobile Components — 1.4%
Dorman Products, Inc.
(a)(b)
.............. 181,048 20,480,150
Fox Factory Holding Corp.
(a)(b)
........... 152,590 6,332,485
Gentherm, Inc.
(a)(b)
................... 138,857 6,463,793
LCI Industries ...................... 155,072 18,692,379
Patrick Industries, Inc. ................ 216,031 30,756,334
XPEL, Inc.
(a)(b)(c)
..................... 218,352 9,469,926
92,195,067
Automobiles — 0.1%
Winnebago Industries, Inc. ............. 156,366 9,086,428
Banks — 4.3%
Axos Financial, Inc.
(a)(b)
................ 326,647 20,539,563
BancFirst Corp. ..................... 118,461 12,468,020
Bancorp, Inc. (The)
(a)(b)
................ 468,188 25,048,058
Bank of Hawaii Corp. ................. 151,179 9,489,506
Berkshire Hills Bancorp, Inc. ............ 199,743 5,379,079
Cathay General Bancorp ............... 324,646 13,943,546
City Holding Co. .................... 84,612 9,932,603
Customers Bancorp, Inc.
(a)(b)
............ 284,279 13,204,760
First Bancorp ...................... 1,557,169 32,965,268
First Commonwealth Financial Corp. ....... 450,276 7,722,233
Lakeland Financial Corp. ............... 114,996 7,488,540
OFG Bancorp ...................... 444,292 19,957,597
Park National Corp. .................. 57,415 9,644,572
Pathward Financial, Inc. ............... 239,126 15,784,707
Preferred Bank ..................... 118,813 9,534,743
S&T Bancorp, Inc. ................... 193,894 8,137,731
ServisFirst Bancshares, Inc. ............ 222,541 17,903,423
Southside Bancshares, Inc. ............. 106,432 3,558,022
Triumph Financial, Inc.
(a)(b)
.............. 211,345 16,810,381
Westamerica Bancorp ................ 156,149 7,716,884
WSFS Financial Corp. ................ 255,052 13,005,101
280,234,337
Beverages — 0.2%
MGP Ingredients, Inc.
(a)
................ 78,628 6,545,781
National Beverage Corp. ............... 123,959 5,818,635
12,364,416
Biotechnology — 3.6%
(b)
ADMA Biologics, Inc. ................. 2,247,712 44,931,763
Alkermes plc
(a)
...................... 1,016,294 28,446,069
Arcus Biosciences, Inc.
(a)
............... 213,060 3,257,688
Catalyst Pharmaceuticals, Inc. ........... 1,075,882 21,388,534
Dynavax Technologies Corp.
(a)
........... 1,175,250 13,092,285
Ironwood Pharmaceuticals, Inc. , Class A
(a)
... 771,891 3,180,191
Krystal Biotech, Inc.
(a)
................. 160,913 29,290,993
Myriad Genetics, Inc. ................. 431,166 11,809,637
Protagonist Therapeutics, Inc. ........... 403,312 18,149,040
REGENXBIO, Inc. ................... 188,351 1,975,802
TG Therapeutics, Inc. ................. 1,286,511 30,091,492
Vericel Corp.
(a)
...................... 472,816 19,976,476
Xencor, Inc. ....................... 309,753 6,229,133
231,819,103
Broadline Retail — 0.4%
Etsy, Inc.
(a)(b)
....................... 486,904 27,037,779
Security
Shares
Shares Value
Building Products — 3.4%
American Woodmark Corp.
(b)
............ 84,788 $ 7,923,439
Apogee Enterprises, Inc. ............... 95,083 6,657,236
Armstrong World Industries, Inc. .......... 421,417 55,386,836
AZZ, Inc. ......................... 287,528 23,752,688
CSW Industrials, Inc.
(a)
................ 160,379 58,761,262
Gibraltar Industries, Inc.
(b)
.............. 293,921 20,553,896
Griffon Corp.
(a)
...................... 268,125 18,768,750
Insteel Industries, Inc. ................. 118,014 3,669,055
Quanex Building Products Corp. .......... 314,412 8,724,933
Zurn Elkay Water Solutions Corp. ......... 581,530 20,900,188
225,098,283
Capital Markets — 2.4%
Artisan Partners Asset Management, Inc. , Class
A ............................ 374,329 16,215,932
BGC Group, Inc. , Class A .............. 1,886,072 17,314,141
Brightsphere Investment Group, Inc. ....... 160,690 4,081,526
Cohen & Steers, Inc. ................. 126,599 12,147,174
Donnelley Financial Solutions, Inc.
(a)(b)
...... 257,579 16,956,426
Moelis & Co. , Class A ................. 268,568 18,399,594
Piper Sandler Cos. ................... 75,046 21,298,805
PJT Partners, Inc. , Class A ............. 130,789 17,439,405
StepStone Group, Inc. , Class A .......... 181,641 10,322,658
Virtus Investment Partners, Inc. .......... 40,402 8,462,199
WisdomTree, Inc. .................... 1,146,675 11,455,283
154,093,143
Chemicals — 2.0%
Balchem Corp. ..................... 175,207 30,836,432
Hawkins, Inc. ...................... 183,443 23,383,479
HB Fuller Co. ...................... 257,631 20,450,749
Innospec, Inc. ...................... 151,525 17,135,962
Koppers Holdings, Inc. ................ 104,765 3,827,066
Minerals Technologies, Inc. ............. 154,952 11,966,943
Quaker Chemical Corp. ............... 69,471 11,705,169
Sensient Technologies Corp. ............ 175,715 14,095,857
133,401,657
Commercial Services & Supplies — 1.1%
Brady Corp. , Class A, NVS ............. 275,726 21,128,883
HNI Corp. ......................... 273,704 14,736,223
Liquidity Services, Inc.
(a)(b)
.............. 214,718 4,895,570
Matthews International Corp. , Class A ...... 188,652 4,376,726
UniFirst Corp. ...................... 59,673 11,854,042
Vestis Corp.
(a)
...................... 584,644 8,711,196
Viad Corp.
(b)
....................... 203,884 7,305,164
73,007,804
Communications Equipment — 0.5%
(b)
Calix, Inc.
(a)
........................ 276,444 10,723,263
Extreme Networks, Inc.
(a)
............... 757,666 11,387,720
Harmonic, Inc. ...................... 605,765 8,825,996
30,936,979
Construction & Engineering — 0.9%
Arcosa, Inc. ....................... 277,562 26,301,775
Granite Construction, Inc. .............. 214,859 17,034,022
MYR Group, Inc.
(b)
................... 159,193 16,274,300
59,610,097
Consumer Finance — 0.4%
PROG Holdings, Inc. ................. 408,577 19,811,899
World Acceptance Corp.
(a)(b)
............. 31,716 3,741,853
23,553,752
Consumer Staples Distribution & Retail — 0.1%
Andersons, Inc. (The) ................. 165,339 8,290,097

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
S&P Small-Cap 600 Growth ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging — 0.3%
Myers Industries, Inc. ................. 175,705 $ 2,428,243
Sealed Air Corp. .................... 443,229 16,089,213
18,517,456
Diversified Consumer Services — 1.8%
Adtalem Global Education, Inc.
(b)
......... 363,460 27,433,961
Frontdoor, Inc.
(b)
..................... 737,961 35,414,749
Mister Car Wash, Inc.
(a)(b)
............... 413,586 2,692,445
Perdoceo Education Corp. .............. 334,366 7,436,300
Strategic Education, Inc. ............... 96,386 8,920,524
Stride, Inc.
(b)
....................... 410,298 35,002,522
116,900,501
Diversified REITs — 0.5%
Armada Hoffler Properties, Inc. .......... 280,296 3,035,606
Essential Properties Realty Trust, Inc. ...... 871,862 29,774,087
32,809,693
Diversified Telecommunication Services — 0.6%
Cogent Communications Holdings, Inc. ..... 406,645 30,872,488
Shenandoah Telecommunications Co. ...... 441,605 6,231,047
37,103,535
Electric Utilities — 0.7%
MGE Energy, Inc. .................... 191,873 17,546,786
Otter Tail Corp. ..................... 403,364 31,526,930
49,073,716
Electrical Equipment — 0.4%
(a)
Powell Industries, Inc. ................. 90,271 20,039,259
Vicor Corp.
(b)
....................... 117,433 4,943,930
24,983,189
Electronic Equipment, Instruments & Components — 3.7%
Advanced Energy Industries, Inc.
(a)
........ 225,243 23,704,573
Arlo Technologies, Inc.
(b)
............... 962,740 11,658,782
Badger Meter, Inc. ................... 283,632 61,948,065
CTS Corp. ........................ 163,812 7,925,225
ePlus, Inc.
(a)(b)
...................... 156,865 15,426,104
Insight Enterprises, Inc.
(a)(b)
............. 175,660 37,835,407
Itron, Inc.
(b)
........................ 212,462 22,693,066
Knowles Corp.
(b)
.................... 349,267 6,297,284
OSI Systems, Inc.
(a)(b)
................. 152,902 23,215,111
Plexus Corp.
(a)(b)
..................... 115,879 15,841,818
Rogers Corp.
(a)(b)
.................... 109,832 12,412,114
238,957,549
Energy Equipment & Services — 3.1%
Archrock, Inc. ...................... 1,629,146 32,973,915
Cactus, Inc. , Class A
(a)
................ 397,478 23,717,512
Core Laboratories, Inc.
(a)
............... 198,854 3,684,765
Helix Energy Solutions Group, Inc.
(b)
....... 1,382,935 15,350,578
Helmerich & Payne, Inc. ............... 514,260 15,643,789
Liberty Energy, Inc. , Class A ............ 1,594,363 30,436,390
Oceaneering International, Inc.
(a)(b)
........ 978,622 24,338,329
Patterson-UTI Energy, Inc. ............. 1,897,064 14,512,540
RPC, Inc. ......................... 795,881 5,061,803
Tidewater, Inc.
(a)(b)
................... 465,705 33,432,962
199,152,583
Entertainment — 1.0%
(b)
Cinemark Holdings, Inc.
(a)
.............. 1,029,778 28,669,020
Madison Square Garden Sports Corp. ...... 161,081 33,546,729
62,215,749
Financial Services — 1.1%
EVERTEC, Inc. ..................... 616,975 20,909,283
NMI Holdings, Inc. , Class A
(b)
............ 499,407 20,570,574
Security
Shares
Shares Value
Financial Services (continued)
Payoneer Global, Inc.
(b)
................ 933,084 $ 7,026,123
Radian Group, Inc. ................... 310,601 10,774,749
Walker & Dunlop, Inc. ................. 133,392 15,151,997
74,432,726
Food Products — 1.3%
Cal-Maine Foods, Inc. ................. 392,485 29,373,577
J & J Snack Foods Corp. ............... 149,851 25,792,354
John B Sanfilippo & Son, Inc. ............ 45,982 4,336,562
Simply Good Foods Co. (The)
(a)(b)
......... 554,232 19,270,647
Tootsie Roll Industries, Inc. ............. 96,876 3,000,250
81,773,390
Gas Utilities — 0.2%
Chesapeake Utilities Corp. ............. 97,850 12,150,034
Ground Transportation — 0.8%
ArcBest Corp. ...................... 228,028 24,729,637
Heartland Express, Inc. ................ 228,748 2,809,025
Marten Transport Ltd. ................. 261,726 4,632,550
RXO, Inc.
(b)
........................ 609,042 17,053,176
49,224,388
Health Care Equipment & Supplies — 5.2%
Artivion, Inc.
(b)
...................... 196,140 5,221,247
CONMED Corp. ..................... 297,026 21,362,110
Glaukos Corp.
(a)(b)
.................... 529,905 69,036,023
Inari Medical, Inc.
(a)(b)
................. 275,439 11,359,104
Inspire Medical Systems, Inc.
(a)(b)
......... 215,689 45,521,164
Integer Holdings Corp.
(a)(b)
.............. 323,353 42,035,890
LeMaitre Vascular, Inc. ................ 197,685 18,362,960
Merit Medical Systems, Inc.
(b)
............ 331,186 32,731,112
STAAR Surgical Co.
(b)
................. 289,253 10,745,749
Tandem Diabetes Care, Inc.
(a)(b)
.......... 290,400 12,315,864
TransMedics Group, Inc.
(b)
.............. 321,694 50,505,958
UFP Technologies, Inc.
(b)
............... 70,303 22,264,960
341,462,141
Health Care Providers & Services — 2.7%
Addus HomeCare Corp.
(a)(b)
............. 72,419 9,633,900
AMN Healthcare Services, Inc.
(a)(b)
........ 197,893 8,388,684
Astrana Health, Inc.
(a)(b)
................ 400,527 23,206,534
CorVel Corp.
(b)
...................... 87,557 28,621,508
National HealthCare Corp. .............. 55,870 7,026,770
NeoGenomics, Inc.
(a)(b)
................ 1,237,371 18,251,222
Privia Health Group, Inc.
(b)
.............. 990,740 18,041,375
Progyny, Inc.
(b)
...................... 757,590 12,697,209
RadNet, Inc.
(a)(b)
..................... 627,613 43,550,066
US Physical Therapy, Inc. .............. 79,883 6,760,498
176,177,766
Health Care REITs — 0.6%
CareTrust REIT, Inc. .................. 936,872 28,911,870
LTC Properties, Inc. .................. 180,160 6,610,070
Universal Health Realty Income Trust ...... 58,916 2,695,407
38,217,347
Health Care Technology — 0.3%
Certara, Inc.
(a)(b)
..................... 616,790 7,222,611
HealthStream, Inc.
(a)
.................. 122,652 3,537,284
Schrodinger, Inc.
(a)(b)
.................. 298,653 5,540,013
Simulations Plus, Inc. ................. 92,116 2,949,554
19,249,462
Hotel & Resort REITs — 1.3%
Apple Hospitality REIT, Inc. ............. 2,159,070 32,062,190
DiamondRock Hospitality Co. ............ 1,996,629 17,430,571
Summit Hotel Properties, Inc. ............ 529,990 3,635,731

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotel & Resort REITs (continued)
Sunstone Hotel Investors, Inc. ........... 1,960,917 $ 20,236,664
Xenia Hotels & Resorts, Inc. ............ 579,543 8,559,850
81,925,006
Hotels, Restaurants & Leisure — 2.4%
Bloomin' Brands, Inc. ................. 356,976 5,900,813
Brinker International, Inc.
(b)
............. 180,876 13,842,440
Cheesecake Factory, Inc. (The) .......... 209,034 8,476,329
Chuy's Holdings, Inc.
(b)
................ 94,611 3,538,452
Dave & Buster's Entertainment, Inc.
(b)
...... 304,882 10,381,232
Golden Entertainment, Inc. ............. 124,792 3,967,138
Jack in the Box, Inc. .................. 184,440 8,583,838
Monarch Casino & Resort, Inc. ........... 122,653 9,722,703
Papa John's International, Inc. ........... 147,723 7,957,838
Sabre Corp.
(a)(b)
..................... 1,969,279 7,227,254
Shake Shack, Inc. , Class A
(a)(b)
........... 385,572 39,794,886
Six Flags Entertainment Corp.
(a)
.......... 897,994 36,198,138
155,591,061
Household Durables — 4.7%
Cavco Industries, Inc.
(b)
................ 79,587 34,082,337
Century Communities, Inc. ............. 135,483 13,952,039
Ethan Allen Interiors, Inc. .............. 89,332 2,848,798
Green Brick Partners, Inc.
(a)(b)
............ 296,081 24,728,685
Installed Building Products, Inc.
(a)
......... 224,681 55,332,190
La-Z-Boy, Inc. ...................... 218,786 9,392,483
LGI Homes, Inc.
(a)(b)
.................. 120,086 14,232,593
M/I Homes, Inc.
(b)
.................... 264,345 45,298,159
Meritage Homes Corp. ................ 350,316 71,839,302
TRI Pointe Homes, Inc.
(b)
............... 550,535 24,944,741
Worthington Enterprises, Inc. ............ 208,180 8,629,061
305,280,388
Household Products — 0.7%
Energizer Holdings, Inc. ............... 289,526 9,195,346
WD-40 Co. ........................ 130,649 33,691,764
42,887,110
Industrial REITs — 0.3%
Innovative Industrial Properties, Inc. ....... 150,428 20,247,609
Insurance — 1.6%
Ambac Financial Group, Inc.
(b)
........... 458,838 5,143,574
AMERISAFE, Inc. ................... 78,945 3,815,412
Assured Guaranty Ltd. ................ 286,161 22,755,523
Goosehead Insurance, Inc. , Class A
(a)(b)
..... 233,690 20,868,517
HCI Group, Inc. ..................... 81,410 8,715,755
Palomar Holdings, Inc.
(b)
............... 252,512 23,905,311
SiriusPoint Ltd.
(b)
.................... 939,387 13,470,809
Trupanion, Inc.
(a)(b)
................... 154,028 6,466,095
105,140,996
Interactive Media & Services — 1.4%
Cargurus, Inc. , Class A
(b)
............... 842,544 25,301,596
Cars.com, Inc.
(b)
..................... 585,127 9,806,729
IAC, Inc.
(a)(b)
....................... 273,599 14,725,098
Shutterstock, Inc. .................... 120,067 4,246,770
TripAdvisor, Inc.
(a)(b)
.................. 1,055,750 15,297,818
Yelp, Inc.
(a)(b)
....................... 645,230 22,634,668
92,012,679
IT Services — 0.4%
(a)(b)
DigitalOcean Holdings, Inc. ............. 335,584 13,554,238
Perficient, Inc. ...................... 206,810 15,610,019
29,164,257
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.1%
(b)
BioLife Solutions, Inc.
(a)
................ 208,011 $ 5,208,595
OmniAb, Inc., 12.50 Earnout Shares
(d)
...... 76,503 1
OmniAb, Inc., 15.00 Earnout Shares
(d)
...... 76,503 1
5,208,597
Machinery — 6.6%
Alamo Group, Inc. ................... 100,275 18,062,536
Albany International Corp. , Class A ........ 144,420 12,831,717
Enerpac Tool Group Corp. , Class A ........ 350,479 14,681,565
Enpro, Inc. ........................ 91,330 14,811,899
ESCO Technologies, Inc. .............. 248,346 32,031,667
Federal Signal Corp. ................. 589,655 55,109,156
Franklin Electric Co., Inc. .............. 378,773 39,702,986
Gates Industrial Corp. plc
(a)(b)
............ 741,411 13,011,763
John Bean Technologies Corp.
(a)
.......... 184,233 18,148,793
Lindsay Corp. ...................... 51,387 6,404,876
Mueller Industries, Inc. ................ 1,092,829 80,978,629
Proto Labs, Inc.
(b)
.................... 157,470 4,624,894
SPX Technologies, Inc.
(a)(b)
.............. 445,824 71,091,095
Standex International Corp. ............. 114,323 20,895,958
Tennant Co. ....................... 182,299 17,507,996
Trinity Industries, Inc. ................. 397,535 13,850,119
433,745,649
Marine Transportation — 0.7%
Matson, Inc. ....................... 323,816 46,182,638
Media — 0.0%
TechTarget, Inc.
(b)
.................... 143,687 3,513,147
Metals & Mining — 4.2%
Alpha Metallurgical Resources, Inc. ....... 105,436 24,901,874
Arch Resources, Inc. , Class A ........... 120,330 16,624,793
ATI, Inc.
(a)(b)
........................ 1,200,256 80,309,129
Carpenter Technology Corp. ............ 481,659 76,863,143
Haynes International, Inc. .............. 68,507 4,078,907
Materion Corp. ..................... 200,072 22,380,054
Metallus, Inc.
(a)(b)
.................... 210,004 3,114,359
MP Materials Corp. , Class A
(a)(b)
.......... 475,124 8,385,939
Warrior Met Coal, Inc. ................. 504,456 32,234,738
Worthington Steel, Inc. ................ 233,082 7,927,119
276,820,055
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Apollo Commercial Real Estate Finance, Inc. . 760,213 6,986,357
ARMOUR Residential REIT, Inc. .......... 324,156 6,612,782
Ellington Financial, Inc. ................ 842,433 10,858,961
New York Mortgage Trust, Inc. ........... 872,596 5,523,533
Redwood Trust, Inc. .................. 1,273,709 9,845,771
Two Harbors Investment Corp. ........... 999,278 13,869,979
53,697,383
Multi-Utilities — 0.1%
Unitil Corp. ........................ 70,116 4,247,627
Oil, Gas & Consumable Fuels — 3.7%
California Resources Corp. ............. 670,972 35,205,901
Comstock Resources, Inc. .............. 445,132 4,954,319
CONSOL Energy, Inc.
(a)
............... 257,938 26,993,212
CVR Energy, Inc. .................... 181,105 4,170,848
Dorian LPG Ltd. ..................... 350,898 12,077,909
Magnolia Oil & Gas Corp. , Class A ........ 1,814,521 44,310,603
Northern Oil & Gas, Inc. ............... 961,370 34,042,112
Par Pacific Holdings, Inc.
(b)
............. 542,666 9,550,922
Peabody Energy Corp. ................ 546,347 14,500,049
REX American Resources Corp.
(a)(b)
....... 149,800 6,934,242
SM Energy Co. ..................... 1,103,378 44,102,019

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
S&P Small-Cap 600 Growth ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Vital Energy, Inc.
(a)(b)
.................. 125,684 $ 3,380,899
240,223,035
Passenger Airlines — 0.3%
(b)
SkyWest, Inc. ...................... 208,839 17,755,492
Sun Country Airlines Holdings, Inc. ........ 174,495 1,956,089
19,711,581
Personal Care Products — 0.3%
Inter Parfums, Inc. ................... 172,939 22,392,142
Pharmaceuticals — 1.5%
(b)
Amphastar Pharmaceuticals, Inc.
(a)
........ 366,134 17,768,483
ANI Pharmaceuticals, Inc. .............. 159,824 9,535,100
Collegium Pharmaceutical, Inc.
(a)
......... 310,652 12,003,593
Corcept Therapeutics, Inc.
(a)
............ 582,930 26,978,000
Harmony Biosciences Holdings, Inc.
(a)
...... 124,779 4,991,160
Innoviva, Inc.
(a)
..................... 265,187 5,120,761
Prestige Consumer Healthcare, Inc.
(a)
...... 229,391 16,539,091
Supernus Pharmaceuticals, Inc.
(a)
......... 212,342 6,620,824
99,557,012
Professional Services — 1.1%
CSG Systems International, Inc. .......... 133,382 6,489,035
Korn Ferry ........................ 295,051 22,199,637
Verra Mobility Corp. , Class A
(a)(b)
.......... 1,587,873 44,158,748
72,847,420
Real Estate Management & Development — 0.6%
eXp World Holdings, Inc. ............... 819,064 11,540,612
Marcus & Millichap, Inc. ............... 94,808 3,757,241
St. Joe Co. (The) .................... 366,051 21,344,434
36,642,287
Residential REITs — 0.1%
Veris Residential, Inc. ................. 311,244 5,558,818
Retail REITs — 1.5%
Getty Realty Corp. ................... 206,501 6,568,797
Phillips Edison & Co., Inc. .............. 602,471 22,719,181
Saul Centers, Inc. ................... 56,967 2,390,335
SITE Centers Corp. .................. 212,818 12,875,489
Tanger, Inc. ........................ 1,054,544 34,989,770
Urban Edge Properties ................ 692,718 14,817,238
Whitestone REIT .................... 207,968 2,813,807
97,174,617
Semiconductors & Semiconductor Equipment — 3.6%
Axcelis Technologies, Inc.
(a)(b)
............ 314,548 32,980,358
CEVA, Inc.
(b)
....................... 98,118 2,369,550
Cohu, Inc.
(a)(b)
...................... 185,322 4,762,775
Diodes, Inc.
(a)(b)
..................... 272,547 17,467,537
FormFactor, Inc.
(b)
................... 746,293 34,329,478
Impinj, Inc.
(a)(b)
...................... 151,537 32,810,791
Kulicke & Soffa Industries, Inc. ........... 331,161 14,945,296
MaxLinear, Inc.
(b)
.................... 456,008 6,602,996
PDF Solutions, Inc.
(b)
................. 298,600 9,459,648
Photronics, Inc.
(b)
.................... 427,247 10,578,636
Semtech Corp.
(a)(b)
................... 326,673 14,915,889
SiTime Corp.
(a)(b)
.................... 104,799 17,974,076
SMART Global Holdings, Inc.
(a)(b)
......... 209,003 4,378,613
SolarEdge Technologies, Inc.
(a)(b)
......... 215,276 4,931,973
Veeco Instruments, Inc.
(a)(b)
............. 548,245 18,163,357
Wolfspeed, Inc.
(a)(b)
................... 569,841 5,527,458
232,198,431
Security
Shares
Shares Value
Software — 6.0%
A10 Networks, Inc. ................... 335,827 $ 4,849,342
ACI Worldwide, Inc.
(b)
................. 635,827 32,363,594
Adeia, Inc. ........................ 419,650 4,998,032
Agilysys, Inc.
(b)
..................... 214,924 23,420,268
Alarm.com Holdings, Inc.
(a)(b)
............ 474,927 25,964,259
BlackLine, Inc.
(a)(b)
................... 333,426 18,385,110
Box, Inc. , Class A
(b)
.................. 855,829 28,011,283
Clear Secure, Inc. , Class A ............. 605,593 20,069,352
DoubleVerify Holdings, Inc.
(b)
............ 1,361,044 22,919,981
Envestnet, Inc.
(b)
.................... 127,316 7,972,528
InterDigital, Inc. ..................... 243,351 34,465,802
LiveRamp Holdings, Inc.
(b)
.............. 642,366 15,917,829
MARA Holdings, Inc.
(a)(b)
............... 2,839,740 46,060,583
N-able, Inc.
(b)
....................... 433,978 5,667,753
Progress Software Corp.
(a)
.............. 412,506 27,790,529
SolarWinds Corp. ................... 236,039 3,080,309
SPS Commerce, Inc.
(b)
................ 357,732 69,460,822
391,397,376
Specialized REITs — 0.4%
Four Corners Property Trust, Inc. ......... 393,186 11,524,282
Outfront Media, Inc. .................. 557,409 10,245,177
Uniti Group, Inc. .................... 1,234,178 6,960,764
28,730,223
Specialty Retail — 3.8%
American Eagle Outfitters, Inc. ........... 1,723,770 38,595,210
Asbury Automotive Group, Inc.
(a)(b)
......... 94,411 22,525,521
Boot Barn Holdings, Inc.
(b)
.............. 294,162 49,207,419
Buckle, Inc. (The) ................... 180,136 7,920,580
Group 1 Automotive, Inc.
(a)
.............. 126,194 48,337,350
Guess?, Inc. ....................... 274,253 5,520,713
Signet Jewelers Ltd. .................. 430,153 44,365,981
Upbound Group, Inc. ................. 264,565 8,463,434
Urban Outfitters, Inc.
(b)
................ 549,417 21,048,165
245,984,373
Textiles, Apparel & Luxury Goods — 1.3%
Kontoor Brands, Inc. .................. 483,293 39,523,702
Oxford Industries, Inc. ................ 142,707 12,381,259
Steven Madden Ltd. .................. 700,275 34,306,472
86,211,433
Tobacco — 0.1%
Vector Group Ltd. ................... 582,382 8,689,139
Trading Companies & Distributors — 1.7%
Air Lease Corp. , Class A ............... 209,548 9,490,429
Boise Cascade Co. .................. 375,311 52,911,345
GMS, Inc.
(b)
........................ 382,370 34,631,251
Rush Enterprises, Inc. , Class A .......... 269,432 14,234,092
111,267,117
Water Utilities — 0.6%
American States Water Co. ............. 191,443 15,945,288
California Water Service Group .......... 226,909 12,303,006
Middlesex Water Co. ................. 79,014 5,154,873
SJW Group ........................ 123,312 7,165,660
40,568,827

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)(b)
...................... 270,161 $ 1,939,756
Telephone & Data Systems, Inc. .......... 472,427 10,983,928
12,923,684
Total Long-Term Investments — 99.2%
(Cost: $5,181,853,737) ............................ 6,468,686,349
Short-Term Securities
Money Market Funds — 6.9%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.05%
(g)
.................. 402,571,367 402,893,425
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.88% ................... 43,265,223 43,265,223
Total Short-Term Securities — 6.9%
(Cost: $ 445,792,355) .............................. 446,158,648
Total Investments — 106.1%
(Cost: $5,627,646,092 ) ............................ 6,914,844,997
Liabilities in Excess of Other Assets — (6.1)% ............. (395,104,945)
Net Assets — 100.0% ...............................
$ 6,519,740,052
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 309,389,024 $ 93,368,062
(a)
$ — $ 22,799 $ 113,540 $ 402,893,425 402,571,367 $ 405,147
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 54,872,058 — (11,606,835)
(a)
— — 43,265,223 43,265,223 1,425,898 —
$ 22,799 $ 113,540 $ 446,158,648 $ 1,831,045 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
S&P Small-Cap 600 Growth ETF
24
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 125 12/20/24 $ 14,058 $ 499,924
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 9,337,874 $ 26,769
(c)
$ 9,318,360 0.1%
Monthly HSBC Bank plc
(d)
02/09/28 21,474,904 291,427
(e)
21,707,358 0.3
Monthly
JPMorgan Chase
Bank NA
(f)
10/09/24 4,088,960 127,518
(g)
4,217,593 0.1
$ 445,714 $ 35,243,311
(b) (d) (f)
Range: 0-40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $46,283 of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $58,973 of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $(1,115) of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
25
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Axos Financial, Inc. ........ 2,142 $ 134,689 1.5%
Bank of Hawaii Corp. ....... 2,074 130,185 1.4
City Holding Co. .......... 561 65,856 0.7
330,730
Capital Markets
Moelis & Co., Class A ...... 97,825 6,701,991 71.9
Financial Services
Payoneer Global, Inc. ...... 26,534 199,801 2.1
Radian Group, Inc. ........ 50,651 1,757,083 18.9
1,956,884
Software
Envestnet, Inc. ........... 5,250 328,755 3.5
Total Reference Entity — Long ............ 9,318,360
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 9,318,360
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 9, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Berkshire Hills Bancorp, Inc. .. 205 5,521 0.0
Cathay General Bancorp .... 333 14,302 0.1
19,823
Containers & Packaging
Sealed Air Corp. .......... 72,058 2,615,705 12.0
Financial Services
Payoneer Global, Inc. ...... 11,456 86,264 0.4
Radian Group, Inc. ........ 436,551 15,143,954 69.8
15,230,218
Software
Envestnet, Inc. ........... 61,348 3,841,612 17.7
Total Reference Entity — Long ............ 21,707,358
Net Value of Reference Entity — HSBC Bank plc $ 21,707,358
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date October 9, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Bancorp, Inc. (The) ........ 3,943 $ 210,951 5.0%
Berkshire Hills Bancorp, Inc. .. 205 5,521 0.1
Cathay General Bancorp .... 2,584 110,983 2.6
First Bancorp ............ 13,114 277,624 6.6
First Commonwealth Financial
Corp. ............... 3,888 66,679 1.6
Lakeland Financial Corp. .... 1,012 65,901 1.6
OFG Bancorp ............ 4,724 212,202 5.0
Pathward Financial, Inc. ..... 1,737 114,659 2.7
Preferred Bank ........... 963 77,281 1.8
S&T Bancorp, Inc. ......... 1,632 68,495 1.6
Westamerica Bancorp ...... 1,325 65,481 1.6
WSFS Financial Corp. ...... 2,148 109,527 2.6
1,385,304
Capital Markets
Artisan Partners Asset
Management, Inc., Class A . 3,152 136,545 3.2
Containers & Packaging
Sealed Air Corp. .......... 47,216 1,713,941 40.6
Diversified Consumer Services
Perdoceo Education Corp. ... 2,756 61,293 1.5
Diversified REITs
Essential Properties Realty Trust,
Inc. ................. 7,342 250,729 6.0
Financial Services
Payoneer Global, Inc. ...... 8,532 64,246 1.5
Software
Envestnet, Inc. ........... 9,670 605,535 14.4
Total Reference Entity — Long ............ 4,217,593
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 4,217,593

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
S&P Small-Cap 600 Growth ETF
26
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 445,714 $ —
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 499,924 $ — $ — $ — $ 499,924
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 445,714 — — — 445,714
$ — $ — $ 945,638 $ — $ — $ — $ 945,638
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (211,250) $ — $ — $ — $ (211,250)
Swaps .............................. — — 4,177,343 — — — 4,177,343
$ — $ — $ 3,966,093 $ — $ — $ — $ 3,966,093
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 222,591 $ — $ — $ — $ 222,591
Swaps .............................. — — (2,556,775) — — — (2,556,775)
$ — $ — $ (2,334,184) $ — $ — $ — $ (2,334,184)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 16,682,625
Total return swaps
Average notional value ............................................................................................... $ 35,650,715

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
27
Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 23,871 $ —
Swaps — OTC
(a)
..................................................................................... 445,714 —
Total derivative assets and liabilities in the
Statements
of Assets and Liabilities ...........................................
$ 469,585 $ —
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
(23,871) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 445,714 $ —
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund's derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the
Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Received
Cash Collateral
Received
(b)
Net Amount of
D erivative Assets
(c)
Goldman Sachs Bank USA ......................... $ 26,769 $ — $ — $ (26,769) $ —
HSBC Bank plc ................................. 291,427 — — (291,427) —
JPMorgan Chase Bank NA ......................... 127,518 — — (127,518) —
$ 445,714 $ — $ — $ (445,714) $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,468,686,347 $ — $ 2 $ 6,468,686,349
Short-Term Securities
Money Market Funds ...................................... 446,158,648 — — 446,158,648
$ 6,914,844,995 $ — $ 2 $ 6,914,844,997
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 499,924 $ 445,714 $ — $ 945,638
$ 499,924 $ 445,714 $ — $ 945,638
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)
September 30, 2024
2024
iShares Semi-Annual Financial Statements and Additional Information
28
See notes to financial statements.
iShares S&P
Mid-Cap 400
Growth ETF
iShares S&P
Mid-Cap 400
Value ETF
iShares S&P
Small-Cap 600
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 9,773,245,390 $ 7,735,716,866 $ 6,468,686,349
Investments, at value — affiliated
(c)
............................................................ 497,706,771 226,012,922 446,158,648
Cash ............................................................................... 224,390 3,192 400,218
Cash pledged:
Futures contracts ...................................................................... 736,470 1,043,510 887,000
Receivables: – – –
Investment s sold ...................................................................... 53,192,150 38,332,260 78,337,588
Securities lending income — affiliated ........................................................ 85,208 53,634 54,667
Swaps   ............................................................................ 26,112 22,887 505,499
Capital shares sold ..................................................................... 313,483 — —
Dividends — unaffiliated ................................................................. 3,633,579 10,914,087 3,495,850
Dividends — affiliated ................................................................... 90,566 88,271 242,132
Variation margin on futures contracts ......................................................... 7,855 12,181 23,871
Unrealized appreciation on: – – –
OTC swaps .......................................................................... 378,658 287,265 445,714
Total a ssets ...........................................................................
10,329,640,632 8,012,487,075 6,999,237,536
LIABILITIES
Cash received:
Collateral — OTC derivatives .............................................................. 720,000 410,000 1,030,000
Collateral on securities loaned ............................................................... 476,326,460 207,891,216 402,472,508
Payables: – – –
Investments purchased .................................................................. 52,931,282 42,601,179 75,055,583
Capital shares redeemed ................................................................. — 221,113 —
Investment advisory fees ................................................................. 1,311,554 1,129,674 939,393
Unrealized depreciation on: – – –
OTC swaps .......................................................................... — 259 —
Total li abilities ..........................................................................
531,289,296 252,253,441 479,497,484
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 9,798,351,336 $ 7,760,233,634 $ 6,519,740,052
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 8,224,544,695 $ 8,143,282,902 $ 5,670,840,595
Accumulated earnings (loss) ................................................................ 1,573,806,641 (383,049,268) 848,899,457
NET ASSETS ..........................................................................
$ 9,798,351,336 $ 7,760,233,634 $ 6,519,740,052
NET ASSET VALUE
Shares outstanding ......................................................................
106,600,000 62,800,000 46,750,000
Net asset value .........................................................................
$ 91.92 $ 123.57 $ 139.46
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated ..................................................... $ 7,694,638,598 $ 6,775,156,378 $ 5,181,853,737
(b)
  Securities loaned, at value .......................................................... $ 468,255,176 $ 203,324,466 $ 393,724,990
(c)
  Investments, at cost — affiliated ....................................................... $ 497,252,671 $ 225,821,686 $ 445,792,355

Statements of Operations
(unaudited)

Six Months Ended September 30, 2024
29
Statements of Operations
See notes to financial statements.
iShares S&P
Mid-Cap 400
Growth ETF
iShares S&P
Mid-Cap 400
Value ETF
iShares S&P
Small-Cap 600
Growth ETF
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ 47,834,938 $ 78,618,954 $ 40,168,937
Dividends — affiliated ................................................................... 788,237 785,045 1,425,898
Interest — unaffiliated ................................................................... 2,561 4,881 15,258
Securities lending income — affiliated — net ................................................... 538,304 426,876 405,147
Foreign taxes withheld .................................................................. (54,202) — (109,841)
Total investment income ...................................................................
49,109,838 79,835,756 41,905,399
EXPENSES
Investment advisory .................................................................... 7,959,963 6,746,583 5,421,468
Interest expense ...................................................................... 388 316 1,014
Total expenses .........................................................................
7,960,351 6,746,899 5,422,482
Net investment income ....................................................................
41,149,487 73,088,857 36,482,917
REALIZED AND UNREALIZED GAIN (LOSS) $ 58,021,478 $ 335,477,456 $ 394,083,527
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ 153,038,185 $ (111,528,527) $ 138,260,382
Investments — affiliated ............................................................... (4,162) 14,433 22,799
Futures contracts .................................................................... (1,345,592) 131,735 (211,250)
In-kind redemptions — unaffiliated
(a)
....................................................... 168,669,044 59,187,228 64,380,595
Swaps   .......................................................................... 4,901,889 4,569,445 4,177,343
325,259,364 (47,625,686) 206,629,869
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. (265,089,190) 386,523,490 189,674,301
Investments — affiliated ............................................................... 165,459 43,897 113,540
Futures contracts .................................................................... 59,135 26,397 222,591
Swaps   .......................................................................... (2,373,290) (3,490,645) (2,556,775)
(267,237,886) 383,103,139 187,453,657
Net realized and unrealized gain .............................................................
58,021,478 335,477,453 394,083,526
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 99,170,965 $ 408,566,310 $ 430,566,443
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2024
iShares Semi-Annual Financial Statements and Additional Information
30
See notes to financial statements.
iShares S&P Mid-Cap 400 Growth ETF iShares S&P Mid-Cap 400 Value ETF
Six Months Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Six Months Ended
09/30/24
(unaudited)
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 41,149,487 $ 89,635,234 $ 73,088,857 $ 126,127,048
Net realized gain (loss) ............................................ 325,259,364 686,818,671 (47,625,686) 97,904,030
Net change in unrealized appreciation (depreciation) ........................ (267,237,886) 1,339,634,715 383,103,139 917,880,077
Net increase in net assets resulting from operations ...........................
99,170,965 2,116,088,620 408,566,310 1,141,911,155
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(38,646,866)
(b)
(87,145,578) (79,388,803)
(b)
(120,010,335)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
296,454,018 36,678,166 (211,902,010) (844,650,673)
NET ASSETS
Total increase in net assets ........................................... 356,978,117 2,065,621,208 117,275,497 177,250,147
Beginning of period ................................................
9,441,373,219 7,375,752,011 7,642,958,137 7,465,707,990
End of period ....................................................
$ 9,798,351,336 $ 9,441,373,219 $ 7,760,233,634 $ 7,642,958,137
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
31
Statements of Changes in Net Assets
See notes to financial statements.
iShares S&P Small-Cap 600 Growth ETF
Six Months Ended
09/30/24
(unaudited)
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 36,482,917 $ 63,019,614
Net realized gain .................................................................................. 206,629,869 132,093,441
Net change in unrealized appreciation (depreciation) .......................................................... 187,453,657 775,316,618
Net increase in net assets resulting from operations .............................................................
430,566,443 970,429,673
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(40,014,821)
(b)
(53,500,032)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase (decrease) in net assets derived from capital share transactions ...........................................
217,498,911 (10,501,859)
NET ASSETS
Total increase in net assets ............................................................................. 608,050,533 906,427,782
Beginning of period ..................................................................................
5,911,689,519 5,005,261,737
End of period ......................................................................................
$ 6,519,740,052 $ 5,911,689,519
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Financial Statements and Additional Information
32
iShares S&P Mid-Cap 400 Growth ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Net asset value, beginning of period ................
$ 91.35  $ 71.54  $ 77.42  $ 78.31  $ 44.65  $ 54.76
Net investment income
(b)
........................
0 .38  0 .87  0 .75  0 .46  0 .44  0 .57
Net realized and unrealized gain (loss)
(c)
..............
0.55  19.78  (5.85) (0.87) 33.69  (10.05)
Net increase (decrease) from investment operations ....... 0.93  20.65  (5.10) (0.41) 34.13  (9.48)
Distributions from net investment income
(d)
........... (0.36)
(e)
(0.84) (0.78) (0.48) (0.47) (0.63)
Net asset value, end of period ..................... $ 91.92  $ 91.35  $ 71.54  $ 77.42  $ 78.31  $ 44.65
Total Return
(f)
— — — — — —
Based on net asset value ......................... 1.02%
(g)
29.11% (6.51)% (0.54)% 76.68% (17.49)%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.17%
(i)
0.17% 0.17% 0.17% 0.20% 0.24%
Net investment income ...........................
0.86%
(i)
1.14% 1.08% 0.57% 0.70% 1.01%
Supplemental Data
Net assets, end of period (000) ..................... $ 9,798,351  $ 9,441,373  $ 7,375,752  $ 7,540,709  $ 8,007,285  $ 5,260,096
Portfolio turnover rate
(j)
........................... 13% 50% 54% 45% 50% 51%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on October 16, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
33
Financial Highlights
iShares S&P Mid-Cap 400 Value ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Net asset value, beginning of period ................
$ 118.31  $ 102.83  $ 109.53  $ 101.82  $ 54.92  $ 78.47
Net investment income
(b)
........................
1 .14  1 .89  1 .89  1 .73  1 .36  1 .51
Net realized and unrealized gain (loss)
(c)
..............
5.36  15.42  (6.56) 7.80  46.95  (23.42)
Net increase (decrease) from investment operations ....... 6.50  17.31  (4.67) 9.53  48.31  (21.91)
Distributions from net investment income
(d)
........... (1.24)
(e)
(1.83) (2.03) (1.82) (1.41) (1.64)
Net asset value, end of period ..................... $ 123.57  $ 118.31  $ 102.83  $ 109.53  $ 101.82  $ 54.92
Total Return
(f)
— — — — — —
Based on net asset value ......................... 5.55%
(g)
17.03% (4.14)% 9.42% 88.83% (28.36)%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.18%
(i)
0.18% 0.18% 0.18% 0.21% 0.25%
Net investment income ...........................
1.95%
(i)
1.79% 1.85% 1.61% 1.78% 1.90%
Supplemental Data
Net assets, end of period (000) ..................... $ 7,760,234  $ 7,642,958  $ 7,465,708  $ 8,406,123  $ 8,109,620  $ 3,811,032
Portfolio turnover rate
(j)
........................... 9% 42% 41% 38% 43% 46%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on October 16, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Financial Statements and Additional Information
34
iShares S&P Small-Cap 600 Growth ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Net asset value, beginning of period ................
$ 130.79  $ 110.13  $ 125.31  $ 127.93  $ 69.20  $ 89.29
Net investment income
(b)
........................
0 .80  1 .41  1 .30  0 .98  0 .72  0 .81
Net realized and unrealized gain (loss)
(c)
..............
8.74  20.45  (15.24) (2.67) 58.76  (20.00)
Net increase (decrease) from investment operations ....... 9.54  21.86  (13.94) (1.69) 59.48  (19.19)
Distributions from net investment income
(d)
........... (0.87)
(e)
(1.20) (1.24) (0.93) (0.75) (0.90)
Net asset value, end of period ..................... $ 139.46  $ 130.79  $ 110.13  $ 125.31  $ 127.93  $ 69.20
Total Return
(f)
— — — — — —
Based on net asset value ......................... 7.33%
(g)
19.99% (11.09)% (1.35)% 86.30% (21.68)%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.18%
(i)
0.18% 0.18% 0.18% 0.21% 0.25%
Net investment income ...........................
1.21%
(i)
1.22% 1.16% 0.75% 0.73% 0.89%
Supplemental Data
Net assets, end of period (000) ..................... $ 6,519,740  $ 5,911,690  $ 5,005,262  $ 5,638,735  $ 6,191,623  $ 3,515,154
Portfolio turnover rate
(j)
........................... 13% 55% 54% 44% 52% 64%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on October 16, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
35
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  September 30, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft : The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund
iShares ETF
Diversification
Classification
S&P Mid-Cap 400 Growth ............................................................................................... Diversified
S&P Mid-Cap 400 Value ................................................................................................ Diversified
S&P Small-Cap 600 Growth .............................................................................................. Diversified

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
36
has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA :
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
S&P Mid-Cap 400 Growth
Barclays Bank plc ...................................... $ 27,235,028 $ (27,235,028) $ – $ –
Barclays Capital, Inc. ................................... 317,759 (317,759) – –
BMO Capital Markets Corp. ............................... 21,847 (21,847) – –
BNP Paribas SA ....................................... 74,662,670 (74,662,670) – –
BofA Securities, Inc. .................................... 24,778,846 (24,778,846) – –
Citadel Clearing LLC .................................... 7,973,881 (7,973,881) – –
Citigroup Global Markets, Inc. .............................. 17,887,249 (17,887,249) – –
Goldman Sachs & Co. LLC ............................... 144,984,529 (144,984,529) – –
J.P. Morgan Securities LLC ............................... 20,729,022 (20,729,022) – –
Jefferies LLC ......................................... 2,332,546 (2,332,546) – –
Morgan Stanley ....................................... 89,387,232 (89,387,232) – –
National Financial Services LLC ............................ 7,606,697 (7,606,697) – –
Natixis SA ........................................... 322,056 (322,056) – –
Scotia Capital (USA), Inc. ................................ 390,172 (390,172) – –
State Street Bank & Trust Co. .............................. 728,091 (728,091) – –
Toronto-Dominion Bank (The) .............................. 3,760,608 (3,760,608) – –
UBS AG ............................................ 28,671,320 (28,671,320) – –
Virtu Americas LLC ..................................... 735,480 (735,480) – –
Wells Fargo Bank NA ................................... 14,442,303 (14,442,303) – –
Wells Fargo Securities LLC ............................... 1,287,840 (1,287,840) – –
$ 468,255,176 $ (468,255,176) $ – $ –
S&P Mid-Cap 400 Value
Barclays Bank plc ...................................... $ 9,312,579 $ (9,312,579) $ – $ –
BMO Capital Markets Corp. ............................... 418,540 (418,540) – –
BNP Paribas SA ....................................... 39,018,284 (39,018,284) – –
BofA Securities, Inc. .................................... 293,885 (293,885) – –
Citadel Clearing LLC .................................... 15,621 (15,621) – –
Citigroup Global Markets, Inc. .............................. 3,215,487 (3,215,487) – –
Goldman Sachs & Co. LLC ............................... 42,465,036 (42,465,036) – –
HSBC Bank plc ....................................... 1,643,377 (1,643,377) – –
J.P. Morgan Securities LLC ............................... 17,515,075 (17,515,075) – –
Jefferies LLC ......................................... 19,323 (19,323) – –
Mizuho Securities USA LLC ............................... 675,013 (675,013) – –
Morgan Stanley ....................................... 32,776,752 (32,776,752) – –
National Financial Services LLC ............................ 5,864,333 (5,864,333) – –
Natixis SA ........................................... 382,296 (382,296) – –
Nomura Securities International, Inc. ......................... 670,560 (670,560) – –
SG Americas Securities LLC .............................. 9,963,306 (9,963,306) – –
Toronto-Dominion Bank (The) .............................. 30,288,208 (30,288,208) – –
UBS AG ............................................ 3,469,087 (3,469,087) – –
Virtu Americas LLC ..................................... 40,303 (40,303) – –
Wells Fargo Bank NA ................................... 4,143,051 (4,143,051) – –
Wells Fargo Securities LLC ............................... 1,134,350 (1,134,350) – –
$ 203,324,466 $ (203,324,466) $ – $ –
S&P Small-Cap 600 Growth
Barclays Bank plc ...................................... $ 12,295,560 $ (12,295,560) $ – $ –
Barclays Capital, Inc. ................................... 2,728,930 (2,728,930) – –
BMO Capital Markets Corp. ............................... 1,296 (1,296) – –
BNP Paribas SA ....................................... 42,867,187 (42,867,187) – –
BofA Securities, Inc. .................................... 24,524,555 (24,524,555) – –
Citadel Clearing LLC .................................... 566,190 (566,190) – –
Citigroup Global Markets, Inc. .............................. 14,387,095 (14,387,095) – –
Goldman Sachs & Co. LLC ............................... 84,041,148 (84,041,148) – –
HSBC Bank plc ....................................... 7,455,099 (7,455,099) – –

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
38
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter ("OTC")
market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF and iShares S&P Small-Cap 600 Growth ETF to
obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-
income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
S&P Small-Cap 600 Growth (continued)
J.P. Morgan Securities LLC ............................... 101,881,858 (101,881,858) – –
Jefferies LLC ......................................... 10,292,568 (10,292,568) – –
Morgan Stanley ....................................... 38,733,718 (38,733,718) – –
National Financial Services LLC ............................ 15,662,564 (15,662,564) – –
Natixis SA ........................................... 1,900,600 (1,900,600) – –
RBC Capital Markets LLC ................................ 527,517 (527,517) – –
Scotia Capital (USA), Inc. ................................ 245,485 (245,485) – –
SG Americas Securities LLC .............................. 2,554,380 (2,554,380) – –
State Street Bank & Trust Co. .............................. 4,356,235 (4,356,235) – –
Toronto-Dominion Bank (The) .............................. 4,892,001 (4,878,656) – 13,345
(b)
UBS AG ............................................ 15,933,598 (15,933,598) – –
UBS Securities LLC .................................... 20,383 (20,383) – –
Virtu Americas LLC ..................................... 445,224 (445,224) – –
Wells Fargo Bank NA ................................... 5,718,434 (5,718,434) – –
Wells Fargo Securities LLC ............................... 1,693,365 (1,693,365) – –
$ 393,724,990 $ (393,711,645) $ – $ 13,345
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
39
Notes to Financial Statements
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the
Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.1800%
Over $121 billion, up to and including $181 billion ............................................................................ 0.1710
Over $181 billion, up to and including $231 billion ............................................................................ 0.1624
Over $231 billion, up to and including $281 billion ............................................................................ 0.1543
Over $281 billion .................................................................................................. 0.1465
iShares ETF Investment Advisory Fees
S&P Mid-Cap 400 Value ............................................................................................. 0.18%
S&P Small-Cap 600 Growth ........................................................................................... 0.18

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
40
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
September 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2024, in-kind transactions were as follows:
iShares ETF Amounts
S&P Mid-Cap 400 Growth ................................................................................................... $ 220,646
S&P Mid-Cap 400 Value .................................................................................................... 143,051
S&P Small-Cap 600 Growth .................................................................................................. 168,428
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
S&P Mid-Cap 400 Growth ................................................................ $ 203,594,348 $ 287,469,466 $ 21,122,902
S&P Mid-Cap 400 Value ................................................................. 124,844,614 196,982,097 (126,092,027)
S&P Small-Cap 600 Growth ............................................................... 51,518,336 122,306,355 49,456,105
iShares ETF Purchases Sales
S&P Mid-Cap 400 Growth ................................................................................ $ 1,246,361,335 $ 1,227,448,187
S&P Mid-Cap 400 Value ................................................................................. 722,473,641 702,578,443
S&P Small-Cap 600 Growth ............................................................................... 842,244,881 795,376,503
iShares ETF
In-kind
Purchases
In-kind
Sales
S&P Mid-Cap 400 Growth ................................................................................ $ 797,250,178 $ 503,253,002
S&P Mid-Cap 400 Value ................................................................................. 167,530,382 371,664,527
S&P Small-Cap 600 Growth ............................................................................... 411,944,210 207,564,089

Notes to Financial Statements
(unaudited) (continued)
41
Notes to Financial Statements
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of March 31, 2024 , the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains  as follows:
As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
iShares ETF
Non-Expiring Capital
Loss Carryforwards
S&P Mid-Cap 400 Growth ............................................................................................... $ (829,998,730)
S&P Mid-Cap 400 Value ................................................................................................ (1,184,056,618)
S&P Small-Cap 600 Growth .............................................................................................. (640,814,612)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
S&P Mid-Cap 400 Growth ........................................... $ 8,203,301,019 $ 2,398,883,618 $ (330,505,486) $ 2,068,378,132
S&P Mid-Cap 400 Value ............................................. 7,116,794,995 1,199,810,456 (353,998,856) 845,811,600
S&P Small-Cap 600 Growth .......................................... 5,638,996,488 1,560,474,176 (283,680,029) 1,276,794,147

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
42
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Six Months Ended
09/30/24
Year Ended
03/31/24
iShares ETF Shares Amount Shares Amount
S&P Mid-Cap 400 Growth
Shares sold 8,950,000 $ 802,877,982 18,200,000 $ 1,455,945,184
Shares redeemed (5,700,000) (506,423,964) (17,950,000) (1,419,267,018)
3,250,000 $ 296,454,018 250,000 $ 36,678,166
S&P Mid-Cap 400 Value
Shares sold 1,500,000 $ 173,351,360 16,350,000 $ 1,800,568,048
Shares redeemed (3,300,000) (385,253,370) (24,350,000) (2,645,218,721)
(1,800,000) $ (211,902,010) (8,000,000) $ (844,650,673)
S&P Small-Cap 600 Growth
Shares sold 3,250,000 $ 439,537,911 2,900,000 $ 346,524,142
Shares redeemed (1,700,000) (222,039,000) (3,150,000) (357,026,001)
1,550,000 $ 217,498,911 (250,000) $ (10,501,859)

Notes to Financial Statements
(unaudited) (continued)
43
Notes to Financial Statements
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
2024
iShares Semi-Annual Financial Statements and Additional Information
44
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
45
Board Review and Approval of Investment Advisory Contract
iShares S&P Mid-Cap 400 Growth ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
46
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to

Board Review and Approval of Investment Advisory Contract
(continued)
47
Board Review and Approval of Investment Advisory Contract
bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares S&P Mid-Cap 400 Value ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.

Board Review and Approval of Investment Advisory Contract
(continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
48
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
49
Board Review and Approval of Investment Advisory Contract
iShares S&P Small-Cap 600 Growth ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
50
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
51
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2024
2024 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares Core S&P 500 ETF | IVV | NYSE Arca
iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca

Page
2

Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
Core S&P 500 ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
Axon Enterprise, Inc.
(a)(b)
............... 783,340 $ 313,022,664
Boeing Co. (The)
(a)(b)
.................. 6,390,689 971,640,356
General Dynamics Corp. ............... 2,814,950 850,677,890
General Electric Co. .................. 11,838,072 2,232,423,618
Howmet Aerospace, Inc. ............... 4,455,718 446,685,730
Huntington Ingalls Industries, Inc. ......... 427,993 113,152,789
L3Harris Technologies, Inc. ............. 2,070,908 492,606,886
Lockheed Martin Corp. ................ 2,315,618 1,353,617,658
Northrop Grumman Corp. .............. 1,500,516 792,377,484
RTX Corp. ........................ 14,522,619 1,759,560,518
Textron, Inc. ....................... 2,045,802 181,217,141
TransDigm Group, Inc. ................ 612,471 874,075,738
10,381,058,472
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ........... 1,280,059 141,280,112
Expeditors International of Washington, Inc. .. 1,540,316 202,397,522
FedEx Corp. ....................... 2,460,182 673,302,610
United Parcel Service, Inc. , Class B ....... 7,997,121 1,090,327,477
2,107,307,721
Automobile Components — 0.1%
Aptiv plc
(a)(b)
........................ 2,901,299 208,922,541
BorgWarner, Inc. .................... 2,487,043 90,254,790
299,177,331
Automobiles — 1.7%
Ford Motor Co. ..................... 42,625,462 450,124,879
General Motors Co. .................. 12,270,050 550,189,042
Tesla, Inc.
(a)(b)
...................... 30,290,683 7,924,951,393
8,925,265,314
Banks — 3.1%
Bank of America Corp. ................ 73,700,856 2,924,449,966
Citigroup, Inc. ...................... 20,827,654 1,303,811,140
Citizens Financial Group, Inc. ........... 4,894,321 201,009,763
Fifth Third Bancorp .................. 7,388,811 316,536,663
Huntington Bancshares, Inc. ............ 15,856,376 233,088,727
JPMorgan Chase & Co. ............... 31,061,333 6,549,592,676
KeyCorp .......................... 10,132,061 169,712,022
M&T Bank Corp. .................... 1,823,523 324,805,917
PNC Financial Services Group, Inc. (The) ... 4,339,677 802,189,293
Regions Financial Corp. ............... 9,990,935 233,088,514
Truist Financial Corp. ................. 14,619,614 625,280,891
US Bancorp ....................... 17,035,916 779,052,439
Wells Fargo & Co. ................... 37,159,777 2,099,155,803
16,561,773,814
Beverages — 1.3%
Brown-Forman Corp. , Class B, NVS ....... 2,001,034 98,450,873
Coca-Cola Co. (The) ................. 42,346,943 3,043,051,324
Constellation Brands, Inc. , Class A ........ 1,710,977 440,901,663
Keurig Dr Pepper, Inc. ................ 11,547,660 432,806,297
Molson Coors Beverage Co. , Class B ...... 1,918,279 110,339,408
Monster Beverage Corp.
(a)(b)
............. 7,699,977 401,707,800
PepsiCo, Inc. ...................... 14,996,041 2,550,076,772
7,077,334,137
Biotechnology — 1.9%
AbbVie, Inc. ....................... 19,283,970 3,808,198,396
Amgen, Inc. ....................... 5,866,633 1,890,287,819
Biogen, Inc.
(a)(b)
..................... 1,590,228 308,249,795
Gilead Sciences, Inc. ................. 13,592,231 1,139,572,647
Incyte Corp.
(a)(b)
..................... 1,744,731 115,326,719
Moderna, Inc.
(a)(b)
.................... 3,693,049 246,806,465
Security
Shares
Shares Value
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.
(b)
........ 1,158,793 $ 1,218,169,553
Vertex Pharmaceuticals, Inc.
(b)
........... 2,818,271 1,310,721,477
10,037,332,871
Broadline Retail — 3.6%
Amazon.com, Inc.
(b)
.................. 101,979,642 19,001,866,694
eBay, Inc. ......................... 5,338,628 347,598,069
19,349,464,763
Building Products — 0.6%
A O Smith Corp. .................... 1,309,767 117,656,370
Allegion plc ........................ 950,687 138,553,123
Builders FirstSource, Inc.
(a)(b)
............ 1,271,559 246,504,428
Carrier Global Corp. .................. 9,165,647 737,742,927
Johnson Controls International plc ........ 7,293,223 566,027,037
Masco Corp. ....................... 2,382,797 200,011,980
Trane Technologies plc ................ 2,463,353 957,579,212
2,964,075,077
Capital Markets — 3.0%
Ameriprise Financial, Inc. .............. 1,071,977 503,625,514
Bank of New York Mellon Corp. (The) ...... 8,056,419 578,934,269
BlackRock, Inc.
(c)
.................... 1,519,803 1,443,068,146
Blackstone, Inc. , Class A ............... 7,860,851 1,203,732,114
CBOE Global Markets, Inc. ............. 1,142,500 234,063,975
Charles Schwab Corp. (The) ............ 16,309,591 1,057,024,593
CME Group, Inc. , Class A .............. 3,931,418 867,467,382
FactSet Research Systems, Inc. .......... 414,767 190,730,605
Franklin Resources, Inc. ............... 3,368,426 67,873,784
Goldman Sachs Group, Inc. (The) ........ 3,448,120 1,707,198,693
Intercontinental Exchange, Inc. .......... 6,267,777 1,006,855,697
Invesco Ltd. ....................... 4,912,732 86,267,574
KKR & Co., Inc.
(a)
.................... 7,363,397 961,512,380
MarketAxess Holdings, Inc. ............. 411,908 105,530,830
Moody's Corp.
(a)
..................... 1,710,152 811,621,038
Morgan Stanley ..................... 13,600,190 1,417,683,806
MSCI, Inc. ........................ 858,136 500,233,218
Nasdaq, Inc. ....................... 4,518,115 329,867,576
Northern Trust Corp. .................. 2,201,146 198,169,174
Raymond James Financial, Inc. .......... 2,023,968 247,855,121
S&P Global, Inc. .................... 3,495,516 1,805,853,476
State Street Corp. ................... 3,259,708 288,386,367
T. Rowe Price Group, Inc. .............. 2,430,634 264,768,962
15,878,324,294
Chemicals — 1.5%
Air Products & Chemicals, Inc. ........... 2,426,710 722,528,635
Albemarle Corp. .................... 1,282,667 121,481,392
Celanese Corp. ..................... 1,193,267 162,236,581
CF Industries Holdings, Inc. ............. 1,970,002 169,026,172
Corteva, Inc.
(a)
...................... 7,557,381 444,298,429
Dow, Inc. ......................... 7,651,977 418,027,504
DuPont de Nemours, Inc. .............. 4,558,170 406,178,529
Eastman Chemical Co. ................ 1,276,210 142,871,709
Ecolab, Inc. ....................... 2,765,072 706,005,834
FMC Corp. ........................ 1,362,985 89,875,231
International Flavors & Fragrances, Inc. ..... 2,790,994 292,859,000
Linde plc ......................... 5,248,099 2,502,608,489
LyondellBasell Industries NV , Class A ...... 2,839,635 272,320,996
Mosaic Co. (The) .................... 3,478,399 93,151,525
PPG Industries, Inc. .................. 2,547,207 337,403,039
Sherwin-Williams Co. (The) ............. 2,533,483 966,954,457
7,847,827,522
Commercial Services & Supplies — 0.6%
Cintas Corp.
(a)
...................... 3,740,028 769,996,965
Copart, Inc.
(a)(b)
..................... 9,559,687 500,927,599

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P 500 ETF
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Republic Services, Inc. ................ 2,229,083 $ 447,689,030
Rollins, Inc. ........................ 3,066,659 155,111,612
Veralto Corp.
(a)
..................... 2,697,660 301,760,247
Waste Management, Inc. ............... 3,987,115 827,725,074
3,003,210,527
Communications Equipment — 0.8%
Arista Networks, Inc.
(b)
................ 2,812,120 1,079,347,898
Cisco Systems, Inc. .................. 43,984,202 2,340,839,231
F5, Inc.
(a)(b)
........................ 635,815 140,006,463
Juniper Networks, Inc. ................ 3,594,099 140,097,979
Motorola Solutions, Inc.
(a)
.............. 1,821,854 819,160,214
4,519,451,785
Construction & Engineering — 0.1%
Quanta Services, Inc.
(a)
................ 1,608,450 479,559,367
Construction Materials — 0.1%
(a)
Martin Marietta Materials, Inc. ........... 667,160 359,098,870
Vulcan Materials Co. ................. 1,441,757 361,059,206
720,158,076
Consumer Finance — 0.5%
American Express Co. ................ 6,131,546 1,662,875,275
Capital One Financial Corp. ............. 4,169,125 624,243,086
Discover Financial Services ............. 2,740,675 384,489,296
Synchrony Financial .................. 4,315,332 215,248,760
2,886,856,417
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp. ............... 4,840,060 4,290,809,991
Dollar General Corp. ................. 2,400,790 203,034,810
Dollar Tree, Inc.
(b)
.................... 2,205,415 155,084,783
Kroger Co. (The) .................... 7,249,232 415,380,994
Sysco Corp. ....................... 5,369,045 419,107,653
Target Corp. ....................... 5,050,456 787,164,072
Walgreens Boots Alliance, Inc. ........... 7,821,793 70,083,265
Walmart, Inc. ....................... 47,419,860 3,829,153,695
10,169,819,263
Containers & Packaging — 0.2%
Amcor plc ......................... 15,779,272 178,779,152
Avery Dennison Corp. ................. 879,427 194,142,305
Ball Corp.
(a)
........................ 3,313,760 225,037,442
International Paper Co. ................ 3,792,104 185,244,280
Packaging Corp. of America ............ 973,731 209,741,657
Smurfit WestRock plc
(a)
................ 5,386,894 266,220,301
1,259,165,137
Distributors — 0.1%
Genuine Parts Co. ................... 1,520,613 212,399,224
LKQ Corp. ........................ 2,874,503 114,750,160
Pool Corp. ........................ 418,013 157,507,298
484,656,682
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ......................... 78,279,846 1,722,156,612
Verizon Communications, Inc. ........... 45,956,287 2,063,896,849
3,786,053,461
Electric Utilities — 1.7%
Alliant Energy Corp. .................. 2,800,737 169,976,728
American Electric Power Co., Inc. ......... 5,808,855 595,988,523
Constellation Energy Corp.
(a)
............ 3,413,877 887,676,298
Duke Energy Corp. .................. 8,427,992 971,747,478
Edison International .................. 4,215,842 367,157,680
Entergy Corp. ...................... 2,333,866 307,160,104
Evergy, Inc. ........................ 2,510,699 155,688,445
Security
Shares
Shares Value
Electric Utilities (continued)
Eversource Energy .................. 3,901,512 $ 265,497,892
Exelon Corp. ....................... 10,917,444 442,702,354
FirstEnergy Corp. ................... 5,596,023 248,183,620
NextEra Energy, Inc. ................. 22,429,931 1,896,002,067
NRG Energy, Inc. .................... 2,253,226 205,268,889
PG&E Corp. ....................... 23,335,308 461,339,039
Pinnacle West Capital Corp. ............ 1,239,713 109,826,175
PPL Corp. ........................ 8,054,166 266,431,811
Southern Co. (The) .................. 11,937,122 1,076,489,662
Xcel Energy, Inc. .................... 6,085,958 397,413,057
8,824,549,822
Electrical Equipment — 0.8%
AMETEK, Inc.
(a)
..................... 2,527,983 434,079,961
Eaton Corp. plc ..................... 4,345,976 1,440,430,285
Emerson Electric Co. ................. 6,251,911 683,771,506
GE Vernova, Inc.
(a)(b)
.................. 2,999,732 764,871,665
Generac Holdings, Inc.
(a)(b)
.............. 657,107 104,401,160
Hubbell, Inc. ....................... 586,302 251,142,462
Rockwell Automation, Inc. .............. 1,238,754 332,555,899
4,011,252,938
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. , Class A .............. 13,148,037 856,726,091
CDW Corp. ........................ 1,458,394 330,034,562
Corning, Inc. ....................... 8,407,673 379,606,436
Jabil, Inc.
(a)
........................ 1,238,524 148,412,331
Keysight Technologies, Inc.
(a)(b)
........... 1,905,299 302,809,170
Teledyne Technologies, Inc.
(a)(b)
.......... 511,066 223,673,146
Trimble, Inc.
(a)(b)
..................... 2,665,782 165,518,404
Zebra Technologies Corp. , Class A
(b)
....... 562,591 208,338,699
2,615,118,839
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A ............. 10,845,555 392,066,813
Halliburton Co. ..................... 9,638,408 279,995,752
Schlumberger NV ................... 15,502,566 650,332,644
1,322,395,209
Entertainment — 1.2%
Electronic Arts, Inc.
(a)
................. 2,624,645 376,479,079
Live Nation Entertainment, Inc.
(a)(b)
........ 1,710,266 187,257,024
Netflix, Inc.
(b)
....................... 4,685,665 3,323,401,615
Take-Two Interactive Software, Inc.
(a)(b)
..... 1,779,308 273,497,433
Walt Disney Co. (The) ................ 19,799,822 1,904,544,878
Warner Bros Discovery, Inc.
(a)(b)
.......... 24,358,628 200,958,681
6,266,138,710
Financial Services — 4.1%
Berkshire Hathaway, Inc. , Class B
(a)(b)
...... 19,997,758 9,204,168,097
Corpay, Inc.
(b)
...................... 758,022 237,078,961
Fidelity National Information Services, Inc. ... 5,955,699 498,789,791
Fiserv, Inc.
(b)
....................... 6,285,113 1,129,120,551
Global Payments, Inc. ................ 2,777,422 284,463,561
Jack Henry & Associates, Inc. ........... 795,833 140,496,358
Mastercard, Inc. , Class A ............... 9,007,754 4,448,028,925
PayPal Holdings, Inc.
(a)(b)
............... 11,161,106 870,901,101
Visa, Inc. , Class A
(a)
.................. 18,236,702 5,014,181,215
21,827,228,560
Food Products — 0.7%
Archer-Daniels-Midland Co. ............. 5,220,429 311,868,429
Bunge Global SA .................... 1,546,743 149,477,244
Campbell Soup Co. .................. 2,150,771 105,215,717
Conagra Brands, Inc. ................. 5,229,897 170,076,250
General Mills, Inc. ................... 6,076,915 448,780,173
Hershey Co. (The) ................... 1,611,893 309,128,840

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P 500 ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Hormel Foods Corp. .................. 3,172,922 $ 100,581,627
J M Smucker Co. (The) ................ 1,162,088 140,728,857
Kellanova ......................... 2,929,366 236,429,130
Kraft Heinz Co. (The) ................. 9,636,308 338,330,774
Lamb Weston Holdings, Inc. ............ 1,568,637 101,553,559
McCormick & Co., Inc. (Non-Voting) , NVS ... 2,751,337 226,435,035
Mondelez International, Inc. , Class A ....... 14,583,075 1,074,335,135
Tyson Foods, Inc. , Class A ............. 3,120,439 185,853,347
3,898,794,117
Gas Utilities — 0.0%
Atmos Energy Corp. .................. 1,695,006 235,114,282
Ground Transportation — 1.0%
CSX Corp. ........................ 21,166,238 730,870,198
JB Hunt Transport Services, Inc. ......... 879,956 151,642,817
Norfolk Southern Corp. ................ 2,468,768 613,488,848
Old Dominion Freight Line, Inc.
(a)
......... 2,058,362 408,873,028
Uber Technologies, Inc.
(a)(b)
............. 22,936,206 1,723,885,243
Union Pacific Corp. .................. 6,650,887 1,639,310,628
5,268,070,762
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories .................. 18,994,922 2,165,611,057
Align Technology, Inc.
(a)(b)
............... 766,034 194,817,767
Baxter International, Inc. ............... 5,569,271 211,465,220
Becton Dickinson & Co. ............... 3,155,830 760,870,613
Boston Scientific Corp.
(a)(b)
.............. 16,076,893 1,347,243,634
Cooper Cos., Inc. (The)
(b)
.............. 2,174,204 239,901,670
Dexcom, Inc.
(a)(b)
.................... 4,375,027 293,301,810
Edwards Lifesciences Corp.
(b)
........... 6,576,683 433,995,311
GE HealthCare Technologies, Inc.
(a)
....... 4,983,779 467,727,659
Hologic, Inc.
(a)(b)
..................... 2,535,513 206,542,889
IDEXX Laboratories, Inc.
(a)(b)
............ 898,891 454,137,711
Insulet Corp.
(a)(b)
..................... 764,989 178,051,190
Intuitive Surgical, Inc.
(b)
................ 3,872,891 1,902,635,162
Medtronic plc ...................... 14,002,637 1,260,657,409
ResMed, Inc. ...................... 1,604,300 391,641,716
Solventum Corp.
(a)(b)
.................. 1,508,774 105,191,723
STERIS plc
(a)
...................... 1,076,295 261,044,589
Stryker Corp. ...................... 3,743,508 1,352,379,700
Teleflex, Inc. ....................... 514,538 127,255,538
Zimmer Biomet Holdings, Inc. ........... 2,222,977 239,970,367
12,594,442,735
Health Care Providers & Services — 2.5%
Cardinal Health, Inc. .................. 2,661,997 294,203,908
Cencora, Inc. ...................... 1,904,341 428,629,072
Centene Corp.
(a)(b)
................... 5,743,007 432,333,567
Cigna Group (The) ................... 3,051,720 1,057,237,877
CVS Health Corp. ................... 13,733,460 863,559,965
DaVita, Inc.
(a)(b)
..................... 503,574 82,550,886
Elevance Health, Inc. ................. 2,531,488 1,316,373,760
HCA Healthcare, Inc.
(a)
................ 2,028,813 824,570,468
Henry Schein, Inc.
(a)(b)
................. 1,383,460 100,854,234
Humana, Inc. ...................... 1,314,387 416,318,938
Labcorp Holdings, Inc.
(a)
............... 916,999 204,930,937
McKesson Corp. .................... 1,416,078 700,137,285
Molina Healthcare, Inc.
(a)(b)
.............. 640,083 220,546,998
Quest Diagnostics, Inc. ................ 1,215,505 188,707,151
UnitedHealth Group, Inc. ............... 10,081,558 5,894,485,331
Universal Health Services, Inc. , Class B .... 649,073 148,644,208
13,174,084,585
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ....... 1,699,710 201,840,563
Healthpeak Properties, Inc. ............. 7,683,614 175,724,252
Security
Shares
Shares Value
Health Care REITs (continued)
Ventas, Inc. ....................... 4,510,417 $ 289,253,042
Welltower, Inc. ...................... 6,317,840 808,873,055
1,475,690,912
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. ............. 7,668,646 134,968,170
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc. , Class A
(a)(b)
................ 4,803,646 609,150,349
Booking Holdings, Inc.
(a)
............... 366,161 1,542,314,071
Caesars Entertainment, Inc.
(a)(b)
.......... 2,362,040 98,591,550
Carnival Corp.
(a)(b)
.................... 11,028,881 203,813,721
Chipotle Mexican Grill, Inc.
(b)
............ 14,950,842 861,467,516
Darden Restaurants, Inc. .............. 1,293,348 212,277,207
Domino's Pizza, Inc.
(a)
................. 382,100 164,356,494
Expedia Group, Inc.
(a)(b)
................ 1,361,233 201,489,709
Hilton Worldwide Holdings, Inc.
(a)
......... 2,690,724 620,211,882
Las Vegas Sands Corp. ............... 3,859,125 194,268,353
Marriott International, Inc. , Class A ........ 2,550,858 634,143,299
McDonald's Corp. ................... 7,831,512 2,384,773,719
MGM Resorts International
(b)
............ 2,520,015 98,507,386
Norwegian Cruise Line Holdings Ltd.
(a)(b)
.... 4,800,403 98,456,266
Royal Caribbean Cruises Ltd.
(a)
.......... 2,585,492 458,562,861
Starbucks Corp. ..................... 12,371,917 1,206,138,188
Wynn Resorts Ltd. ................... 1,020,718 97,866,442
Yum! Brands, Inc. ................... 3,069,400 428,825,874
10,115,214,887
Household Durables — 0.4%
DR Horton, Inc.
(a)
.................... 3,203,163 611,067,405
Garmin Ltd. ........................ 1,678,933 295,542,576
Lennar Corp. , Class A ................. 2,638,976 494,755,220
Mohawk Industries, Inc.
(b)
.............. 571,981 91,905,907
NVR, Inc.
(a)(b)
....................... 33,742 331,069,756
PulteGroup, Inc.
(a)
................... 2,265,984 325,236,684
2,149,577,548
Household Products — 1.2%
Church & Dwight Co., Inc. .............. 2,673,085 279,925,461
Clorox Co. (The) .................... 1,351,980 220,251,062
Colgate-Palmolive Co. ................ 8,920,533 926,040,531
Kimberly-Clark Corp. ................. 3,676,949 523,156,304
Procter & Gamble Co. (The) ............ 25,699,831 4,451,210,729
6,400,584,087
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) .................... 7,761,260 155,690,876
Vistra Corp.
(a)
...................... 3,750,726 444,611,060
600,301,936
Industrial Conglomerates — 0.4%
3M Co. ........................... 5,997,831 819,903,498
Honeywell International, Inc. ............ 7,109,454 1,469,595,236
2,289,498,734
Industrial REITs — 0.2%
Prologis, Inc. ....................... 10,108,384 1,276,486,732
Insurance — 2.2%
Aflac, Inc. ......................... 5,502,750 615,207,450
Allstate Corp. (The) .................. 2,882,545 546,674,659
American International Group, Inc. ........ 7,030,693 514,857,648
Aon plc , Class A .................... 2,371,323 820,454,045
Arch Capital Group Ltd.
(b)
.............. 4,088,618 457,434,582
Arthur J Gallagher & Co.
(a)
.............. 2,391,526 672,903,671
Assurant, Inc. ...................... 565,786 112,512,204
Brown & Brown, Inc. .................. 2,585,014 267,807,450
Chubb Ltd. ........................ 4,101,184 1,182,740,454

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P 500 ETF
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Cincinnati Financial Corp. .............. 1,705,362 $ 232,133,875
Erie Indemnity Co. , Class A, NVS ......... 272,525 147,114,446
Everest Group Ltd. ................... 472,806 185,259,575
Globe Life, Inc. ..................... 980,562 103,851,321
Hartford Financial Services Group, Inc. (The) . 3,198,762 376,206,399
Loews Corp. ....................... 1,989,467 157,267,366
Marsh & McLennan Cos., Inc. ........... 5,369,025 1,197,775,787
MetLife, Inc. ....................... 6,422,737 529,747,348
Principal Financial Group, Inc. ........... 2,326,172 199,818,175
Progressive Corp. (The) ............... 6,393,905 1,622,517,333
Prudential Financial, Inc. ............... 3,897,497 471,986,887
Travelers Cos., Inc. (The) .............. 2,488,733 582,662,170
Willis Towers Watson plc ............... 1,108,746 326,558,959
WR Berkley Corp.
(a)
.................. 3,282,525 186,217,643
11,509,709,447
Interactive Media & Services — 6.2%
Alphabet, Inc. , Class A ................ 63,964,422 10,608,499,388
Alphabet, Inc. , Class C, NVS ............ 52,436,852 8,766,917,286
Match Group, Inc.
(a)(b)
................. 2,815,140 106,524,898
Meta Platforms, Inc. , Class A ............ 23,851,421 13,653,507,437
33,135,449,009
IT Services — 1.3%
Accenture plc , Class A ................ 6,838,244 2,417,182,489
Akamai Technologies, Inc.
(a)(b)
............ 1,654,692 167,041,158
Amentum Holdings, Inc.
(b)
.............. 1,362,528 43,941,528
Cognizant Technology Solutions Corp. , Class A 5,411,372 417,649,691
EPAM Systems, Inc.
(b)
................. 621,892 123,775,165
Gartner, Inc.
(b)
...................... 841,699 426,539,385
GoDaddy, Inc. , Class A
(b)
............... 1,538,700 241,237,386
International Business Machines Corp. ..... 10,056,229 2,223,231,107
TE Connectivity plc .................. 3,307,445 499,391,121
VeriSign, Inc.
(b)
..................... 916,717 174,139,561
6,734,128,591
Leisure Products — 0.0%
Hasbro, Inc. ....................... 1,430,174 103,430,184
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc. .............. 3,184,867 472,889,052
Bio-Techne Corp.
(a)
................... 1,720,216 137,496,865
Charles River Laboratories International, Inc.
(a)(b)
564,096 111,109,989
Danaher Corp. ..................... 7,017,544 1,951,017,583
IQVIA Holdings, Inc.
(a)(b)
................ 1,890,351 447,956,476
Mettler-Toledo International, Inc.
(a)(b)
....... 232,044 347,996,387
Revvity, Inc.
(a)
...................... 1,346,650 172,034,538
Thermo Fisher Scientific, Inc. ............ 4,170,585 2,579,798,763
Waters Corp.
(a)(b)
.................... 648,030 233,219,517
West Pharmaceutical Services, Inc.
(a)
...... 792,100 237,756,736
6,691,275,906
Machinery — 1.7%
Caterpillar, Inc. ..................... 5,294,195 2,070,665,548
Cummins, Inc. ...................... 1,496,257 484,473,054
Deere & Co. ....................... 2,797,471 1,167,468,572
Dover Corp.
(a)
...................... 1,500,388 287,684,395
Fortive Corp. ....................... 3,824,753 301,887,754
IDEX Corp. ........................ 826,720 177,331,440
Illinois Tool Works, Inc. ................ 2,950,011 773,109,383
Ingersoll Rand, Inc.
(a)
................. 4,404,606 432,356,125
Nordson Corp. ...................... 593,858 155,964,927
Otis Worldwide Corp. ................. 4,373,233 454,553,838
PACCAR, Inc. ...................... 5,723,325 564,777,711
Parker-Hannifin Corp. ................. 1,403,403 886,698,083
Pentair plc ........................ 1,807,021 176,708,584
Snap-on, Inc. ...................... 575,067 166,602,661
Security
Shares
Shares Value
Machinery (continued)
Stanley Black & Decker, Inc. ............ 1,680,892 $ 185,116,636
Westinghouse Air Brake Technologies Corp. .. 1,912,988 347,723,829
Xylem, Inc. ........................ 2,652,214 358,128,456
8,991,250,996
Media — 0.5%
Charter Communications, Inc. , Class A
(a)(b)
... 1,059,271 343,288,546
Comcast Corp. , Class A ............... 42,174,470 1,761,627,612
Fox Corp. , Class A, NVS
(a)
.............. 2,452,819 103,827,828
Fox Corp. , Class B ................... 1,440,208 55,880,070
Interpublic Group of Cos., Inc. (The) ....... 4,100,479 129,698,151
News Corp. , Class A, NVS ............. 4,130,802 110,003,257
News Corp. , Class B
(a)
................ 1,230,358 34,388,506
Omnicom Group, Inc. ................. 2,136,351 220,877,330
Paramount Global , Class B, NVS
(a)
........ 6,492,218 68,947,355
2,828,538,655
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. ............... 15,686,627 783,076,420
Newmont Corp. ..................... 12,526,782 669,556,498
Nucor Corp. ....................... 2,590,827 389,504,931
Steel Dynamics, Inc. .................. 1,566,872 197,551,222
2,039,689,071
Multi-Utilities — 0.7%
Ameren Corp. ...................... 2,913,295 254,796,781
CenterPoint Energy, Inc. ............... 7,114,888 209,320,005
CMS Energy Corp. ................... 3,261,817 230,382,135
Consolidated Edison, Inc. .............. 3,775,268 393,118,657
Dominion Energy, Inc. ................. 9,159,168 529,308,319
DTE Energy Co. .................... 2,259,756 290,175,268
NiSource, Inc. ...................... 4,896,511 169,664,106
Public Service Enterprise Group, Inc. ...... 5,438,168 485,138,967
Sempra .......................... 6,912,073 578,056,665
WEC Energy Group, Inc. ............... 3,451,030 331,920,065
3,471,880,968
Office REITs — 0.0%
BXP, Inc. ......................... 1,586,445 127,645,365
Oil, Gas & Consumable Fuels — 3.1%
APA Corp. ........................ 4,038,844 98,790,124
Chevron Corp. ...................... 18,569,127 2,734,675,333
ConocoPhillips ..................... 12,677,537 1,334,691,095
Coterra Energy, Inc. .................. 8,070,981 193,299,995
Devon Energy Corp. .................. 6,836,326 267,437,073
Diamondback Energy, Inc. .............. 2,044,981 352,554,725
EOG Resources, Inc. ................. 6,207,643 763,105,554
EQT Corp. ........................ 6,485,247 237,619,450
Exxon Mobil Corp. ................... 48,503,422 5,685,571,127
Hess Corp. ........................ 3,017,064 409,717,291
Kinder Morgan, Inc. .................. 21,080,536 465,669,040
Marathon Oil Corp. ................... 6,107,385 162,639,663
Marathon Petroleum Corp. ............. 3,654,013 595,275,258
Occidental Petroleum Corp. ............. 7,351,110 378,876,209
ONEOK, Inc. ....................... 6,376,319 581,073,951
Phillips 66 ......................... 4,569,370 600,643,687
Targa Resources Corp. ................ 2,391,318 353,938,977
Valero Energy Corp. .................. 3,497,393 472,252,977
Williams Cos., Inc. (The) ............... 13,307,208 607,474,045
16,295,305,574
Passenger Airlines — 0.1%
Delta Air Lines, Inc. .................. 7,000,901 355,575,762
Southwest Airlines Co. ................ 6,541,208 193,815,993

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P 500 ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a)(b)
.......... 3,589,695 $ 204,827,997
754,219,752
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ..... 2,544,307 253,641,965
Kenvue, Inc. ....................... 20,908,817 483,620,937
737,262,902
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co. ............... 22,133,677 1,145,196,448
Catalent, Inc.
(b)
..................... 1,975,925 119,681,777
Eli Lilly & Co.
(a)
..................... 8,612,028 7,629,740,086
Johnson & Johnson .................. 26,280,217 4,258,971,967
Merck & Co., Inc. .................... 27,673,442 3,142,596,074
Pfizer, Inc. ........................ 61,864,599 1,790,361,495
Viatris, Inc. ........................ 13,029,793 151,275,897
Zoetis, Inc. , Class A .................. 4,946,350 966,417,863
19,204,241,607
Professional Services — 0.6%
Automatic Data Processing, Inc. .......... 4,452,047 1,232,014,966
Broadridge Financial Solutions, Inc. ....... 1,274,219 273,995,312
Dayforce, Inc.
(a)(b)
.................... 1,725,587 105,692,204
Equifax, Inc.
(a)
...................... 1,350,811 396,949,320
Jacobs Solutions, Inc. ................. 1,362,528 178,354,915
Leidos Holdings, Inc.
(a)
................ 1,471,090 239,787,670
Paychex, Inc. ...................... 3,498,781 469,501,422
Paycom Software, Inc.
(a)
............... 531,493 88,530,789
Verisk Analytics, Inc.
(a)
................ 1,554,659 416,586,426
3,401,413,024
Real Estate Management & Development — 0.1%
(a)(b)
CBRE Group, Inc. , Class A ............. 3,288,384 409,338,040
CoStar Group, Inc. ................... 4,473,961 337,515,618
746,853,658
Residential REITs — 0.3%
AvalonBay Communities, Inc. ........... 1,550,675 349,289,544
Camden Property Trust ................ 1,164,195 143,813,008
Equity Residential ................... 3,725,195 277,378,019
Essex Property Trust, Inc. .............. 701,071 207,110,395
Invitation Homes, Inc. ................. 6,220,072 219,319,739
Mid-America Apartment Communities, Inc. ... 1,275,960 202,750,044
UDR, Inc. ......................... 3,276,385 148,551,296
1,548,212,045
Retail REITs — 0.3%
Federal Realty Investment Trust .......... 821,660 94,466,250
Kimco Realty Corp. .................. 7,359,154 170,879,556
Realty Income Corp. .................. 9,507,878 602,989,623
Regency Centers Corp. ............... 1,783,765 128,841,346
Simon Property Group, Inc. ............. 3,345,741 565,497,144
1,562,673,919
Semiconductors & Semiconductor Equipment — 11.1%
Advanced Micro Devices, Inc.
(a)(b)
......... 17,669,144 2,899,153,148
Analog Devices, Inc. .................. 5,417,202 1,246,877,384
Applied Materials, Inc. ................ 9,039,045 1,826,339,042
Broadcom, Inc. ..................... 50,819,307 8,766,330,457
Enphase Energy, Inc.
(a)(b)
............... 1,478,473 167,097,018
First Solar, Inc.
(a)(b)
................... 1,168,491 291,468,395
Intel Corp. ........................ 46,583,863 1,092,857,426
KLA Corp.
(a)
....................... 1,467,103 1,136,139,234
Lam Research Corp. ................. 1,423,378 1,161,590,318
Microchip Technology, Inc. .............. 5,857,212 470,275,551
Micron Technology, Inc. ................ 12,105,327 1,255,443,463
Monolithic Power Systems, Inc. .......... 532,417 492,219,517
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.
(a)
..................... 268,565,848 $ 32,614,636,581
NXP Semiconductors NV
(a)
............. 2,781,482 667,583,495
ON Semiconductor Corp.
(a)(b)
............ 4,676,401 339,553,477
Qorvo, Inc.
(a)(b)
...................... 1,035,615 106,979,029
QUALCOMM, Inc. ................... 12,161,611 2,068,081,951
Skyworks Solutions, Inc. ............... 1,743,267 172,182,482
Teradyne, Inc.
(a)
..................... 1,781,005 238,530,000
Texas Instruments, Inc. ................ 9,968,426 2,059,177,759
59,072,515,727
Software — 10.3%
Adobe, Inc.
(a)(b)
...................... 4,840,738 2,506,437,322
ANSYS, Inc.
(b)
...................... 954,361 304,088,045
Autodesk, Inc.
(b)
..................... 2,351,776 647,867,253
Cadence Design Systems, Inc.
(b)
......... 2,989,637 810,281,316
Crowdstrike Holdings, Inc. , Class A
(a)(b)
..... 2,520,200 706,840,494
Fair Isaac Corp.
(a)(b)
.................. 267,141 519,193,876
Fortinet, Inc.
(a)(b)
..................... 6,930,918 537,492,691
Gen Digital, Inc. ..................... 5,913,476 162,206,647
Intuit, Inc. ......................... 3,051,699 1,895,105,079
Microsoft Corp. ..................... 81,148,558 34,918,224,507
Oracle Corp. ....................... 17,449,772 2,973,441,149
Palantir Technologies, Inc. , Class A
(a)(b)
..... 21,985,109 817,846,055
Palo Alto Networks, Inc.
(a)(b)
............. 3,534,715 1,208,165,587
PTC, Inc.
(a)(b)
....................... 1,311,602 236,954,017
Roper Technologies, Inc. ............... 1,169,932 650,996,962
Salesforce, Inc. ..................... 10,579,260 2,895,649,255
ServiceNow, Inc.
(a)(b)
.................. 2,249,264 2,011,719,229
Synopsys, Inc.
(a)(b)
................... 1,673,144 847,263,390
Tyler Technologies, Inc.
(b)
.............. 465,711 271,844,825
54,921,617,699
Specialized REITs — 1.0%
American Tower Corp. ................ 5,099,295 1,185,892,045
Crown Castle, Inc. ................... 4,744,484 562,838,137
Digital Realty Trust, Inc. ............... 3,360,057 543,758,024
Equinix, Inc. ....................... 1,036,491 920,020,506
Extra Space Storage, Inc. .............. 2,313,432 416,857,312
Iron Mountain, Inc.
(a)
.................. 3,202,120 380,507,920
Public Storage ...................... 1,719,644 625,726,862
SBA Communications Corp. ............ 1,173,752 282,522,106
VICI Properties, Inc. .................. 11,432,567 380,818,807
Weyerhaeuser Co.
(a)
.................. 7,940,617 268,869,292
5,567,811,011
Specialty Retail — 1.9%
AutoZone, Inc.
(a)(b)
................... 186,428 587,255,657
Best Buy Co., Inc. ................... 2,143,138 221,386,155
CarMax, Inc.
(a)(b)
..................... 1,703,683 131,830,991
Home Depot, Inc. (The) ............... 10,825,852 4,386,635,230
Lowe's Cos., Inc. .................... 6,221,351 1,685,052,918
O'Reilly Automotive, Inc.
(a)(b)
............. 633,061 729,033,048
Ross Stores, Inc. .................... 3,641,620 548,100,226
TJX Cos., Inc. (The) .................. 12,338,444 1,450,260,708
Tractor Supply Co. ................... 1,177,892 342,684,120
Ulta Beauty, Inc.
(a)(b)
.................. 520,785 202,647,859
10,284,886,912
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.
(a)
....................... 165,988,147 38,675,238,251
Dell Technologies, Inc. , Class C .......... 3,140,570 372,283,168
Hewlett Packard Enterprise Co. .......... 14,188,961 290,306,142
HP, Inc. .......................... 10,683,096 383,202,653
NetApp, Inc. ....................... 2,243,754 277,126,057
Seagate Technology Holdings plc ......... 2,292,373 251,083,615
Super Micro Computer, Inc.
(a)(b)
........... 550,004 229,021,666

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P 500 ETF
8
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(b)
................ 3,564,788 $ 243,439,372
40,721,700,924
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.
(a)(b)
.............. 1,664,463 265,398,625
Lululemon Athletica, Inc.
(a)(b)
............. 1,255,588 340,703,804
NIKE, Inc. , Class B .................. 13,116,755 1,159,521,142
Ralph Lauren Corp. , Class A ............ 437,612 84,839,839
Tapestry, Inc. ....................... 2,513,297 118,074,693
1,968,538,103
Tobacco — 0.6%
Altria Group, Inc. .................... 18,627,207 950,732,645
Philip Morris International, Inc. ........... 16,974,573 2,060,713,162
3,011,445,807
Trading Companies & Distributors — 0.3%
Fastenal Co. ....................... 6,251,348 446,471,274
United Rentals, Inc. .................. 726,718 588,445,366
WW Grainger, Inc. ................... 484,879 503,697,154
1,538,613,794
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 2,127,182 311,079,096
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. .................... 5,350,398 1,104,108,131
Total Long-Term Investments — 99.8%
(Cost: $445,606,937,287) ........................... 531,602,883,473
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.05%
(e)
.................. 2,559,430,585 $ 2,561,478,130
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.88% ................... 842,863,520 842,863,520
Total Short-Term Securities — 0.6%
(Cost: $3,402,046,544) ............................ 3,404,341,650
Total Investments — 100.4%
(Cost: $449,008,983,831 ) ........................... 535,007,225,123
Liabilities in Excess of Other Assets — (0.4)% ............. (2,162,426,814)
Net Assets — 100.0% ...............................
$ 532,844,798,309
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,578,102,262 $ 982,637,448
(a)
$ — $ (9,788) $ 748,208 $ 2,561,478,130 2,559,430,585 $ 2,112,828
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 646,704,959 196,158,561
(a)
— — — 842,863,520 842,863,520 24,065,313 —
BlackRock, Inc. .......... 1,208,369,782 301,664,612 (246,898,954) 71,317,568 108,615,138 1,443,068,146 1,519,803 15,058,495 —
$ 71,307,780 $ 109,363,346 $ 4,847,409,796 $ 41,236,636 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 4,185 12/20/24 $ 1,216,632 $ 26,793,280

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P 500 ETF
Schedules of Investments
9
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 26,793,280 $ — $ — $ — $ 26,793,280
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 54,517,739 $ — $ — $ — $ 54,517,739
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 5,755,116 $ — $ — $ — $ 5,755,116
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,191,110,232
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 531,602,883,473 $ — $ — $ 531,602,883,473
Short-Term Securities
Money Market Funds ...................................... 3,404,341,650 — — 3,404,341,650
$ 535,007,225,123 $ — $ — $ 535,007,225,123
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 26,793,280 $ — $ — $ 26,793,280
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
AAR Corp.
(a)
....................... 38,566 $ 2,520,674
AeroVironment, Inc.
(a)(b)
................ 31,927 6,401,363
Air Industries Group
(a)
................. 2 11
Archer Aviation, Inc. , Class A
(a)(b)
.......... 219,290 664,449
Astronics Corp.
(a)
.................... 37,499 730,480
Axon Enterprise, Inc.
(a)
................ 79,494 31,765,802
Boeing Co. (The)
(a)
................... 651,726 99,088,421
BWX Technologies, Inc. ............... 102,098 11,098,053
Cadre Holdings, Inc. .................. 27,048 1,026,472
Curtiss-Wright Corp. .................. 42,661 14,022,244
Ducommun, Inc.
(a)
................... 15,636 1,029,318
General Dynamics Corp. ............... 281,012 84,921,826
General Electric Co. .................. 1,196,755 225,684,058
HEICO Corp.
(b)
..................... 39,564 10,345,195
HEICO Corp. , Class A ................. 90,821 18,505,687
Hexcel Corp. ....................... 96,123 5,943,285
Howmet Aerospace, Inc. ............... 453,512 45,464,578
Huntington Ingalls Industries, Inc. ......... 43,795 11,578,522
Kratos Defense & Security Solutions, Inc.
(a)
.. 175,199 4,082,137
L3Harris Technologies, Inc. ............. 211,156 50,227,678
Leonardo DRS, Inc.
(a)
................. 49,212 1,388,763
Loar Holdings, Inc.
(a)(b)
................. 13,919 1,038,218
Lockheed Martin Corp. ................ 234,598 137,136,607
Mercury Systems, Inc.
(a)(b)
.............. 63,376 2,344,912
Moog, Inc. , Class A .................. 33,427 6,752,923
National Presto Industries, Inc. ........... 8,971 674,081
Northrop Grumman Corp. .............. 152,119 80,329,480
Rocket Lab USA, Inc.
(a)(b)
............... 402,373 3,915,089
RTX Corp. ........................ 1,476,412 178,882,078
Spirit AeroSystems Holdings, Inc. , Class A
(a)
.. 136,353 4,432,836
Textron, Inc. ....................... 208,046 18,428,715
TransDigm Group, Inc. ................ 62,496 89,189,916
Triumph Group, Inc.
(a)(b)
................ 88,424 1,139,785
V2X, Inc.
(a)
........................ 14,345 801,312
Virgin Galactic Holdings, Inc.
(a)(b)
.......... 22,870 139,507
Woodward, Inc. ..................... 66,655 11,431,999
1,163,126,474
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.
(a)(b)
...... 61,576 996,915
CH Robinson Worldwide, Inc. ........... 131,279 14,489,263
Expeditors International of Washington, Inc. .. 153,556 20,177,258
FedEx Corp. ....................... 247,987 67,869,082
Forward Air Corp. ................... 23,012 814,625
GXO Logistics, Inc.
(a)
................. 134,096 6,982,379
Hub Group, Inc. , Class A ............... 71,477 3,248,630
United Parcel Service, Inc. , Class B ....... 813,526 110,916,135
225,494,287
Automobile Components — 0.1%
Adient plc
(a)
........................ 104,179 2,351,320
American Axle & Manufacturing Holdings, Inc.
(a)
156,646 968,072
Aptiv plc
(a)
......................... 294,085 21,177,061
Autoliv, Inc. ........................ 80,488 7,515,164
BorgWarner, Inc. .................... 255,249 9,262,986
Dana, Inc. ......................... 149,001 1,573,451
Dorman Products, Inc.
(a)
............... 32,574 3,684,771
Fox Factory Holding Corp.
(a)(b)
........... 47,226 1,959,879
Garrett Motion, Inc.
(a)(b)
................ 174,435 1,426,878
Gentex Corp. ...................... 242,626 7,203,566
Gentherm, Inc.
(a)
.................... 36,565 1,702,101
Goodyear Tire & Rubber Co. (The)
(a)
....... 321,567 2,845,868
LCI Industries ...................... 27,533 3,318,828
Lear Corp. ........................ 62,898 6,865,317
Security
Shares
Shares Value
Automobile Components (continued)
Luminar Technologies, Inc. , Class A
(a)(b)
..... 321,048 $ 288,847
Mobileye Global, Inc. , Class A
(a)(b)
......... 118,360 1,621,532
Modine Manufacturing Co.
(a)(b)
........... 58,896 7,820,800
Patrick Industries, Inc. ................ 25,573 3,640,828
Phinia, Inc. ........................ 51,265 2,359,728
QuantumScape Corp. , Class A
(a)(b)
........ 424,136 2,438,782
Solid Power, Inc. , Class A
(a)(b)
............ 224,533 303,119
Standard Motor Products, Inc. ........... 27,512 913,398
Stoneridge, Inc.
(a)
.................... 29,352 328,449
Visteon Corp.
(a)
..................... 30,770 2,930,535
XPEL, Inc.
(a)(b)(c)
..................... 25,378 1,100,644
95,601,924
Automobiles — 1.5%
Ford Motor Co. ..................... 4,331,960 45,745,498
General Motors Co. .................. 1,240,506 55,624,289
Harley-Davidson, Inc. ................. 137,274 5,289,167
Lucid Group, Inc.
(a)(b)
.................. 1,014,044 3,579,575
Rivian Automotive, Inc. , Class A
(a)(b)
........ 790,390 8,868,176
Tesla, Inc.
(a)
........................ 3,067,122 802,451,129
Thor Industries, Inc. .................. 59,426 6,530,323
Winnebago Industries, Inc. ............. 33,218 1,930,298
930,018,455
Banks — 3.4%
1st Source Corp. .................... 24,182 1,448,018
Amalgamated Financial Corp. ........... 29,671 930,779
Amerant Bancorp, Inc. , Class A .......... 68,513 1,464,123
Ameris Bancorp ..................... 67,547 4,214,257
Arrow Financial Corp. ................. 31,664 907,490
Associated Banc-Corp. ................ 207,734 4,474,590
Atlantic Union Bankshares Corp. ......... 103,460 3,897,338
Axos Financial, Inc.
(a)
................. 57,316 3,604,030
Banc of California, Inc. ................ 191,673 2,823,343
BancFirst Corp. ..................... 23,641 2,488,215
Bancorp, Inc. (The)
(a)(b)
................ 52,739 2,821,536
Bank First Corp. .................... 9,850 893,395
Bank of America Corp. ................ 7,491,890 297,278,195
Bank of Hawaii Corp. ................. 40,870 2,565,410
Bank of Marin Bancorp ................ 30,606 614,875
Bank OZK ........................ 118,174 5,080,300
BankUnited, Inc. .................... 54,710 1,993,632
Banner Corp. ...................... 19,279 1,148,257
Bar Harbor Bankshares ............... 27,616 851,677
BayCom Corp. ..................... 28,629 679,080
Berkshire Hills Bancorp, Inc. ............ 41,358 1,113,771
BOK Financial Corp. .................. 32,051 3,353,176
Bridgewater Bancshares, Inc.
(a)
.......... 54,581 773,413
Brookline Bancorp, Inc. ................ 95,395 962,536
Burke & Herbert Financial Services Corp. ... 12,049 734,869
Business First Bancshares, Inc. .......... 27,177 697,634
Byline Bancorp, Inc. .................. 49,010 1,311,998
Cadence Bank ..................... 126,472 4,028,133
Camden National Corp. ............... 28,393 1,173,199
Capital City Bank Group, Inc. ............ 16,918 597,036
Capitol Federal Financial, Inc. ........... 136,560 797,510
Carter Bankshares, Inc.
(a)(b)
............. 46,276 804,740
Cathay General Bancorp ............... 76,391 3,280,993
CB Financial Services, Inc. ............. 36,764 1,027,921
Citigroup, Inc. ...................... 2,117,785 132,573,341
Citizens Financial Group, Inc. ........... 511,207 20,995,271
City Holding Co. .................... 11,974 1,405,628
CNB Financial Corp. .................. 36,074 867,940
Coastal Financial Corp.
(a)
.............. 17,102 923,337
Colony Bankcorp, Inc. ................ 71,936 1,116,447

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Columbia Banking System, Inc. .......... 243,414 $ 6,355,540
Columbia Financial, Inc.
(a)(b)
............. 36,401 621,365
Comerica, Inc. ...................... 144,985 8,686,051
Commerce Bancshares, Inc. ............ 137,986 8,196,368
Community Financial System, Inc. ........ 43,616 2,532,781
Community Trust Bancorp, Inc. .......... 20,482 1,017,136
ConnectOne Bancorp, Inc. ............. 57,095 1,430,230
CrossFirst Bankshares, Inc.
(a)
............ 76,962 1,284,496
Cullen/Frost Bankers, Inc. .............. 73,085 8,175,288
Customers Bancorp, Inc.
(a)
.............. 31,287 1,453,281
CVB Financial Corp. .................. 147,231 2,623,656
Dime Community Bancshares, Inc. ........ 43,789 1,261,123
Eagle Bancorp Montana, Inc. ............ 47,624 751,983
Eagle Bancorp, Inc. .................. 21,374 482,625
East West Bancorp, Inc. ............... 159,823 13,223,755
Eastern Bankshares, Inc. .............. 249,486 4,089,076
Enterprise Financial Services Corp. ....... 48,741 2,498,464
Equity Bancshares, Inc. , Class A ......... 28,147 1,150,649
Esquire Financial Holdings, Inc. .......... 18,779 1,224,579
Evans Bancorp, Inc. .................. 17,244 671,999
Farmers National Banc Corp. ............ 75,110 1,135,663
FB Financial Corp. ................... 50,742 2,381,322
Fifth Third Bancorp .................. 762,238 32,654,276
First Bancorp ...................... 174,066 4,710,898
First Bancshares, Inc. (The) ............. 32,805 1,054,025
First Busey Corp. .................... 84,043 2,186,799
First Citizens BancShares, Inc. , Class A ..... 13,286 24,458,862
First Commonwealth Financial Corp. ....... 43,678 749,078
First Community Bankshares, Inc. ........ 19,065 822,655
First Financial Bancorp ................ 65,607 1,655,265
First Financial Bankshares, Inc. .......... 152,935 5,660,124
First Financial Corp. .................. 19,440 852,444
First Foundation, Inc. ................. 77,342 482,614
First Hawaiian, Inc. .................. 182,639 4,228,093
First Horizon Corp. ................... 605,661 9,405,915
First Interstate BancSystem, Inc. , Class A ... 97,388 2,987,864
First Merchants Corp. ................. 66,209 2,462,975
First Mid Bancshares, Inc. .............. 27,239 1,059,869
First of Long Island Corp. (The) .......... 48,718 627,001
First Savings Financial Group, Inc. ........ 33,597 799,945
First Western Financial, Inc.
(a)
........... 27,605 552,100
Flushing Financial Corp. ............... 45,453 662,705
FNB Corp. ........................ 435,152 6,139,995
Franklin Financial Services Corp. ......... 21,870 658,943
Fulton Financial Corp. ................. 170,324 3,087,974
German American Bancorp, Inc. .......... 46,522 1,802,727
Glacier Bancorp, Inc. ................. 127,160 5,811,212
Great Southern Bancorp, Inc. ............ 9,908 567,827
Hancock Whitney Corp. ............... 95,598 4,891,750
HarborOne Bancorp, Inc. .............. 71,438 927,265
Heartland Financial USA, Inc. ........... 49,579 2,811,129
Heritage Commerce Corp. .............. 82,569 815,782
Heritage Financial Corp. ............... 33,816 736,174
Hilltop Holdings, Inc. .................. 55,391 1,781,375
Hingham Institution for Savings (The)
(b)
..... 2,445 594,893
Home BancShares, Inc. ............... 227,320 6,158,099
HomeTrust Bancshares, Inc. ............ 24,085 820,817
Hope Bancorp, Inc. .................. 84,573 1,062,237
Horizon Bancorp, Inc. ................. 69,863 1,086,370
Huntington Bancshares, Inc. ............ 1,666,778 24,501,637
Independent Bank Corp. ............... 66,301 3,096,707
Independent Bank Group, Inc. ........... 38,784 2,236,285
International Bancshares Corp. .......... 61,621 3,684,320
John Marshall Bancorp, Inc. ............ 27,077 535,583
JPMorgan Chase & Co. ............... 3,138,644 661,814,474
Security
Shares
Shares Value
Banks (continued)
Kearny Financial Corp. ................ 88,350 $ 606,964
KeyCorp .......................... 1,062,425 17,795,619
Lakeland Financial Corp. ............... 24,540 1,598,045
Live Oak Bancshares, Inc.
(b)
............. 39,249 1,859,225
M&T Bank Corp. .................... 184,780 32,913,014
Mercantile Bank Corp. ................ 19,132 836,451
Metropolitan Bank Holding Corp.
(a)
........ 13,672 718,874
Mid Penn Bancorp, Inc. ................ 28,487 849,767
Midland States Bancorp, Inc. ............ 26,031 582,574
MidWestOne Financial Group, Inc. ........ 29,702 847,398
National Bank Holdings Corp. , Class A ..... 38,048 1,601,821
NB Bancorp, Inc.
(a)
................... 57,056 1,058,959
NBT Bancorp, Inc. ................... 59,867 2,647,917
New York Community Bancorp, Inc.
(b)
...... 334,324 3,754,459
Nicolet Bankshares, Inc. ............... 15,332 1,466,199
Northeast Bank ..................... 17,227 1,328,719
Northeast Community Bancorp, Inc. ....... 50,935 1,347,231
Northfield Bancorp, Inc. ............... 43,432 503,811
Northwest Bancshares, Inc. ............. 93,874 1,256,034
Norwood Financial Corp. ............... 23,225 640,545
OceanFirst Financial Corp. ............. 106,374 1,977,493
OFG Bancorp ...................... 34,652 1,556,568
Ohio Valley Banc Corp. ................ 22,723 550,806
Old National Bancorp ................. 381,579 7,120,264
Old Second Bancorp, Inc. .............. 45,618 711,185
Origin Bancorp, Inc. .................. 39,158 1,259,321
Orrstown Financial Services, Inc. ......... 17,441 627,178
Pacific Premier Bancorp, Inc. ............ 80,736 2,031,318
Park National Corp. .................. 18,905 3,175,662
Pathward Financial, Inc. ............... 25,564 1,687,480
PCB Bancorp ...................... 41,947 788,184
Peapack-Gladstone Financial Corp. ....... 40,451 1,108,762
Peoples Bancorp, Inc. ................ 38,550 1,159,969
Pinnacle Financial Partners, Inc. .......... 87,706 8,592,557
PNC Financial Services Group, Inc. (The) ... 441,434 81,599,075
Ponce Financial Group, Inc.
(a)
........... 86,613 1,012,506
Popular, Inc. ....................... 79,712 7,992,722
Premier Financial Corp. ............... 46,962 1,102,668
Princeton Bancorp, Inc. ................ 19,576 723,920
Prosperity Bancshares, Inc. ............. 105,081 7,573,188
Provident Financial Services, Inc. ......... 164,758 3,057,908
QCR Holdings, Inc. .................. 26,453 1,958,316
Red River Bancshares, Inc. ............. 11,048 574,496
Regions Financial Corp. ............... 1,053,703 24,582,891
Renasant Corp. ..................... 43,820 1,424,150
Republic Bancorp, Inc. , Class A .......... 13,495 881,223
S&T Bancorp, Inc. ................... 18,799 788,994
Sandy Spring Bancorp, Inc. ............. 56,800 1,781,816
Seacoast Banking Corp. of Florida ........ 87,963 2,344,214
ServisFirst Bancshares, Inc. ............ 56,260 4,526,117
Shore Bancshares, Inc. ................ 70,872 991,499
Simmons First National Corp. , Class A ..... 111,564 2,403,089
SmartFinancial, Inc. .................. 38,130 1,111,108
Sound Financial Bancorp, Inc. ........... 17,189 919,611
South Plains Financial, Inc. ............. 38,055 1,290,826
Southern Missouri Bancorp, Inc. .......... 14,164 800,124
Southside Bancshares, Inc. ............. 32,373 1,082,229
SouthState Corp. .................... 85,297 8,289,162
Stellar Bancorp, Inc. .................. 56,969 1,474,927
Stock Yards Bancorp, Inc. .............. 33,084 2,050,877
Synovus Financial Corp. ............... 167,904 7,466,691
Texas Capital Bancshares, Inc.
(a)
......... 54,993 3,929,800
TFS Financial Corp. .................. 69,156 889,346
Tompkins Financial Corp. .............. 13,406 774,733
Towne Bank ....................... 84,430 2,791,256

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
TriCo Bancshares ................... 39,141 $ 1,669,364
Triumph Financial, Inc.
(a)(b)
.............. 22,437 1,784,639
Truist Financial Corp. ................. 1,500,420 64,172,963
Trustmark Corp. .................... 60,597 1,928,197
UMB Financial Corp. ................. 48,537 5,101,724
United Bankshares, Inc. ............... 147,489 5,471,842
United Community Banks, Inc. ........... 95,857 2,787,522
Univest Financial Corp. ................ 35,198 990,472
US Bancorp ....................... 1,737,252 79,444,534
Valley National Bancorp ............... 491,484 4,452,845
Veritex Holdings, Inc. ................. 32,548 856,663
Virginia National Bankshares Corp. ........ 13,024 542,450
WaFd, Inc. ........................ 87,417 3,046,482
Washington Trust Bancorp, Inc. .......... 26,233 844,965
Webster Financial Corp. ............... 196,523 9,159,937
Wells Fargo & Co. ................... 3,776,688 213,345,105
WesBanco, Inc. ..................... 76,498 2,278,110
Westamerica Bancorp ................ 18,607 919,558
Western Alliance Bancorp .............. 123,102 10,647,092
Wintrust Financial Corp. ............... 72,409 7,858,549
WSFS Financial Corp. ................ 60,018 3,060,318
Zions Bancorp NA ................... 169,376 7,997,935
2,136,773,066
Beverages — 1.2%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 10,557 3,052,451
Brown-Forman Corp. , Class A ........... 59,962 2,882,973
Brown-Forman Corp. , Class B, NVS ....... 202,954 9,985,337
Celsius Holdings, Inc.
(a)(b)
............... 167,970 5,267,539
Coca-Cola Co. (The) ................. 4,259,209 306,066,759
Coca-Cola Consolidated, Inc. ............ 6,481 8,531,588
Constellation Brands, Inc. , Class A ........ 173,614 44,738,592
Duckhorn Portfolio, Inc. (The)
(a)(b)
......... 56,085 325,854
Keurig Dr Pepper, Inc. ................ 1,170,992 43,888,780
MGP Ingredients, Inc.
(b)
................ 18,942 1,576,922
Molson Coors Beverage Co. , Class B ...... 192,039 11,046,083
Monster Beverage Corp.
(a)
.............. 779,066 40,643,873
National Beverage Corp. ............... 25,816 1,211,803
PepsiCo, Inc. ...................... 1,519,087 258,320,744
Vita Coco Co., Inc. (The)
(a)(b)
............ 36,879 1,044,045
738,583,343
Biotechnology — 2.4%
4D Molecular Therapeutics, Inc.
(a)(b)
........ 49,990 540,392
89bio, Inc.
(a)(b)
...................... 100,166 741,228
AbbVie, Inc. ....................... 1,953,364 385,750,323
Absci Corp.
(a)(b)
..................... 125,331 478,764
ACADIA Pharmaceuticals, Inc.
(a)(b)
......... 137,811 2,119,533
ACELYRIN, Inc.
(a)(b)
.................. 56,716 279,610
ADMA Biologics, Inc.
(a)
................ 263,803 5,273,422
Adverum Biotechnologies, Inc.
(a)
.......... 35,847 251,646
Agenus, Inc.
(a)(b)
..................... 20,291 111,195
Agios Pharmaceuticals, Inc.
(a)
........... 68,314 3,035,191
Akebia Therapeutics, Inc.
(a)(b)
............ 409,107 540,021
Akero Therapeutics, Inc.
(a)
.............. 74,194 2,128,626
Aldeyra Therapeutics, Inc.
(a)(b)
............ 80,634 434,617
Alector, Inc.
(a)
...................... 99,950 465,767
Alkermes plc
(a)(b)
..................... 187,734 5,254,675
Allogene Therapeutics, Inc.
(a)(b)
........... 38 106
Alnylam Pharmaceuticals, Inc.
(a)(b)
......... 141,845 39,011,630
Altimmune, Inc.
(a)(b)
................... 71,361 438,157
ALX Oncology Holdings, Inc.
(a)
........... 31,715 57,721
Amgen, Inc. ....................... 596,038 192,049,404
Amicus Therapeutics, Inc.
(a)(b)
............ 302,368 3,229,290
AnaptysBio, Inc.
(a)
................... 27,146 909,391
Security
Shares
Shares Value
Biotechnology (continued)
Anavex Life Sciences Corp.
(a)(b)
.......... 91,894 $ 521,958
Anika Therapeutics, Inc.
(a)
.............. 41,352 1,021,394
Annexon, Inc.
(a)
..................... 118,072 698,986
Apellis Pharmaceuticals, Inc.
(a)(b)
.......... 115,591 3,333,644
Apogee Therapeutics, Inc.
(a)(b)
........... 37,514 2,203,572
Applied Therapeutics, Inc.
(a)(b)
............ 111,580 948,430
Arbutus Biopharma Corp.
(a)
............. 227,024 874,042
Arcellx, Inc.
(a)(b)
..................... 44,099 3,682,708
Arcturus Therapeutics Holdings, Inc.
(a)(b)
..... 25,998 603,414
Arcus Biosciences, Inc.
(a)(b)
............. 68,173 1,042,365
Arcutis Biotherapeutics, Inc.
(a)(b)
.......... 111,967 1,041,293
Ardelyx, Inc.
(a)(b)
..................... 264,857 1,824,865
ArriVent Biopharma, Inc.
(a)(b)
............. 28,477 669,210
Arrowhead Pharmaceuticals, Inc.
(a)
........ 142,279 2,755,944
ARS Pharmaceuticals, Inc.
(a)(b)
........... 69,787 1,011,912
Astria Therapeutics, Inc.
(a)
.............. 60,646 667,712
Aura Biosciences, Inc.
(a)
............... 59,755 532,417
Avid Bioservices, Inc.
(a)(b)
............... 69,738 793,618
Avidity Biosciences, Inc.
(a)(b)
............. 132,000 6,062,760
Avita Medical, Inc.
(a)(b)
................. 37,868 405,945
Beam Therapeutics, Inc.
(a)(b)
............. 87,237 2,137,307
BioCryst Pharmaceuticals, Inc.
(a)(b)
........ 251,287 1,909,781
Biogen, Inc.
(a)
...................... 162,574 31,513,344
Biohaven Ltd.
(a)
..................... 87,829 4,388,815
BioMarin Pharmaceutical, Inc.
(a)
.......... 210,924 14,825,848
Bluebird Bio, Inc.
(a)
................... 72 37
Blueprint Medicines Corp.
(a)
............. 70,212 6,494,610
Bridgebio Pharma, Inc.
(a)(b)
.............. 159,845 4,069,654
C4 Therapeutics, Inc.
(a)(b)
............... 76,764 437,555
Cabaletta Bio, Inc.
(a)(b)
................. 46,476 219,367
CareDx, Inc.
(a)(b)
..................... 65,057 2,031,405
Cargo Therapeutics, Inc.
(a)(b)
............. 42,502 784,162
Caribou Biosciences, Inc.
(a)(b)
............ 133,346 261,358
Catalyst Pharmaceuticals, Inc.
(a)
.......... 125,842 2,501,739
Celcuity, Inc.
(a)
...................... 32,398 483,054
Celldex Therapeutics, Inc.
(a)(b)
............ 75,011 2,549,624
CG oncology, Inc.
(a)
.................. 52,116 1,966,337
Cogent Biosciences, Inc.
(a)(b)
............ 105,579 1,140,253
Coherus Biosciences, Inc.
(a)(b)
............ 143,562 149,304
Corbus Pharmaceuticals Holdings, Inc.
(a)(b)
... 14,997 309,388
Crinetics Pharmaceuticals, Inc.
(a)(b)
........ 90,659 4,632,675
CRISPR Therapeutics AG
(a)(b)
............ 97,044 4,559,127
Cullinan Therapeutics, Inc.
(a)(b)
........... 62,515 1,046,501
Cytokinetics, Inc.
(a)
................... 130,290 6,879,312
Day One Biopharmaceuticals, Inc.
(a)
....... 93,087 1,296,702
Denali Therapeutics, Inc.
(a)(b)
............ 143,312 4,174,679
Dianthus Therapeutics, Inc.
(a)(b)
........... 27,880 763,354
Disc Medicine, Inc.
(a)(b)
................ 24,041 1,181,375
Dynavax Technologies Corp.
(a)(b)
.......... 181,025 2,016,619
Dyne Therapeutics, Inc.
(a)(b)
............. 50,830 1,825,814
Editas Medicine, Inc.
(a)(b)
............... 130,849 446,195
Emergent BioSolutions, Inc.
(a)(b)
.......... 47,835 399,422
Enanta Pharmaceuticals, Inc.
(a)
.......... 40,928 424,014
Erasca, Inc.
(a)
...................... 215,709 588,886
Exact Sciences Corp.
(a)(b)
............... 204,944 13,960,785
Exelixis, Inc.
(a)
...................... 324,129 8,411,148
Fate Therapeutics, Inc.
(a)(b)
.............. 124,627 436,195
Geron Corp.
(a)(b)
..................... 619,244 2,811,368
Gilead Sciences, Inc. ................. 1,376,479 115,403,999
GRAIL, Inc.
(a)(b)
..................... 29,642 407,874
Gyre Therapeutics, Inc.
(a)(b)
............. 15,687 196,715
Halozyme Therapeutics, Inc.
(a)
........... 144,493 8,270,779
Heron Therapeutics, Inc.
(a)(b)
............. 208,726 415,365
HilleVax, Inc.
(a)(b)
.................... 37,268 65,592
Humacyte, Inc.
(a)(b)
................... 92,676 504,157

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Ideaya Biosciences, Inc.
(a)(b)
............. 101,679 $ 3,221,191
ImmunityBio, Inc.
(a)(b)
.................. 203,378 756,566
Immunome, Inc.
(a)
................... 63,851 933,502
Immunovant, Inc.
(a)(b)
.................. 78,836 2,247,614
Incyte Corp.
(a)
...................... 184,133 12,171,191
Inhibrx Biosciences, Inc.
(a)
.............. 9,042 141,598
Insmed, Inc.
(a)(b)
..................... 191,488 13,978,624
Intellia Therapeutics, Inc.
(a)
............. 24 493
Ionis Pharmaceuticals, Inc.
(a)(b)
........... 177,962 7,129,158
Iovance Biotherapeutics, Inc.
(a)(b)
.......... 253,591 2,381,220
Ironwood Pharmaceuticals, Inc. , Class A
(a)
... 168,789 695,411
iTeos Therapeutics, Inc.
(a)(b)
............. 36,766 375,381
Janux Therapeutics, Inc.
(a)(b)
............. 30,377 1,380,027
KalVista Pharmaceuticals, Inc.
(a)(b)
......... 45,937 531,950
Keros Therapeutics, Inc.
(a)(b)
............. 38,306 2,224,429
Korro Bio, Inc.
(a)(b)
.................... 12,571 420,123
Krystal Biotech, Inc.
(a)(b)
................ 28,107 5,116,317
Kura Oncology, Inc.
(a)
................. 92,302 1,803,581
Kymera Therapeutics, Inc.
(a)(b)
........... 51,031 2,415,297
Larimar Therapeutics, Inc.
(a)(b)
............ 74,097 485,335
Lexicon Pharmaceuticals, Inc.
(a)
.......... 46 72
Lyell Immunopharma, Inc.
(a)
............. 288,468 398,086
MacroGenics, Inc.
(a)
.................. 78,475 258,183
Madrigal Pharmaceuticals, Inc.
(a)(b)
........ 19,250 4,085,235
MannKind Corp.
(a)(b)
.................. 315,059 1,981,721
Mersana Therapeutics, Inc.
(a)(b)
........... 161,985 306,152
MiMedx Group, Inc.
(a)(b)
................ 131,800 778,938
Mirum Pharmaceuticals, Inc.
(a)(b)
.......... 42,857 1,671,423
Moderna, Inc.
(a)(b)
.................... 376,972 25,193,039
Myriad Genetics, Inc.
(a)
................ 106,962 2,929,689
Natera, Inc.
(a)
...................... 138,372 17,566,325
Neurocrine Biosciences, Inc.
(a)
........... 114,427 13,184,279
Neurogene, Inc.
(a)(b)
.................. 13,821 579,929
Nkarta, Inc.
(a)
....................... 52,777 238,552
Novavax, Inc.
(a)(b)
.................... 170,925 2,158,783
Nurix Therapeutics, Inc.
(a)(b)
............. 82,586 1,855,707
Nuvalent, Inc. , Class A
(a)
............... 42,346 4,331,996
Ocugen, Inc.
(a)(b)
..................... 355,662 352,888
Olema Pharmaceuticals, Inc.
(a)(b)
.......... 54,833 654,706
ORIC Pharmaceuticals, Inc.
(a)(b)
.......... 69,890 716,373
PDL BioPharma, Inc.
(a)(d)
............... 135,868 1
Perspective Therapeutics, Inc.
(a)(b)
......... 55,765 744,463
Praxis Precision Medicines, Inc.
(a)
......... 18,633 1,072,143
Prime Medicine, Inc.
(a)(b)
............... 94,633 366,230
Protagonist Therapeutics, Inc.
(a)
.......... 71,217 3,204,765
Prothena Corp. plc
(a)(b)
................. 45,074 754,088
PTC Therapeutics, Inc.
(a)
............... 88,435 3,280,939
RAPT Therapeutics, Inc.
(a)(b)
............. 33,138 66,607
Recursion Pharmaceuticals, Inc. , Class A
(a)(b)
. 279,015 1,838,709
Regeneron Pharmaceuticals, Inc.
(a)
........ 118,037 124,085,216
REGENXBIO, Inc.
(a)
.................. 56,955 597,458
Relay Therapeutics, Inc.
(a)
.............. 166,468 1,178,593
Replimune Group, Inc.
(a)(b)
.............. 70,062 767,880
REVOLUTION Medicines, Inc.
(a)
.......... 178,911 8,113,614
Rhythm Pharmaceuticals, Inc.
(a)(b)
......... 61,154 3,203,858
Rocket Pharmaceuticals, Inc.
(a)
........... 82,348 1,520,968
Roivant Sciences Ltd.
(a)
................ 482,843 5,572,008
Sage Therapeutics, Inc.
(a)
.............. 67,802 489,530
Sana Biotechnology, Inc.
(a)(b)
............ 146,403 609,036
Sarepta Therapeutics, Inc.
(a)(b)
........... 105,866 13,221,605
Savara, Inc.
(a)(b)
..................... 145,399 616,492
Scholar Rock Holding Corp.
(a)(b)
.......... 56,464 452,277
Soleno Therapeutics, Inc.
(a)(b)
............ 27,656 1,396,351
SpringWorks Therapeutics, Inc.
(a)(b)
........ 87,672 2,809,011
Spyre Therapeutics, Inc.
(a)(b)
............. 50,757 1,492,763
Security
Shares
Shares Value
Biotechnology (continued)
Stoke Therapeutics, Inc.
(a)(b)
............. 46,869 $ 576,020
Summit Therapeutics, Inc.
(a)(b)
............ 153,681 3,365,614
Sutro Biopharma, Inc.
(a)(b)
.............. 108,141 374,168
Syndax Pharmaceuticals, Inc.
(a)(b)
......... 103,078 1,984,252
Tango Therapeutics, Inc.
(a)(b)
............. 61,219 471,386
Taysha Gene Therapies, Inc.
(a)
........... 154,376 310,296
TG Therapeutics, Inc.
(a)(b)
............... 160,141 3,745,698
Tourmaline Bio, Inc. .................. 22,596 580,943
Travere Therapeutics, Inc.
(a)(b)
........... 81,269 1,136,953
Twist Bioscience Corp.
(a)(b)
.............. 64,847 2,929,787
Tyra Biosciences, Inc.
(a)
............... 26,614 625,695
Ultragenyx Pharmaceutical, Inc.
(a)
......... 106,275 5,903,576
uniQure NV
(a)(b)
..................... 74,959 369,548
United Therapeutics Corp.
(a)
............. 49,759 17,831,138
Vanda Pharmaceuticals, Inc.
(a)
........... 101,775 477,325
Vaxcyte, Inc.
(a)
...................... 125,026 14,286,721
Vera Therapeutics, Inc. , Class A
(a)(b)
........ 53,636 2,370,711
Veracyte, Inc.
(a)
..................... 89,585 3,049,473
Vericel Corp.
(a)
...................... 56,230 2,375,718
Vertex Pharmaceuticals, Inc.
(a)
........... 286,912 133,437,033
Verve Therapeutics, Inc.
(a)(b)
............. 67,282 325,645
Viking Therapeutics, Inc.
(a)(b)
............. 124,666 7,892,604
Vir Biotechnology, Inc.
(a)
............... 115,463 864,818
Viridian Therapeutics, Inc.
(a)(b)
............ 78,404 1,783,691
Xencor, Inc.
(a)
...................... 71,338 1,434,607
Y-mAbs Therapeutics, Inc.
(a)(b)
........... 46,697 614,066
Zentalis Pharmaceuticals, Inc.
(a)
.......... 74,728 274,999
1,457,586,666
Broadline Retail — 3.2%
Amazon.com, Inc.
(a)(b)
................. 10,320,427 1,923,005,163
Dillard's, Inc. , Class A
(b)
................ 3,515 1,348,670
eBay, Inc. ......................... 539,582 35,132,184
Etsy, Inc.
(a)
........................ 131,933 7,326,240
Groupon, Inc.
(a)
..................... 21,908 214,260
Kohl's Corp. ....................... 129,089 2,723,778
Macy's, Inc. ....................... 310,298 4,868,576
Nordstrom, Inc. ..................... 24 540
Ollie's Bargain Outlet Holdings, Inc.
(a)
...... 68,187 6,627,776
Qurate Retail, Inc.
(a)
.................. 780,402 476,123
Savers Value Village, Inc.
(a)(b)
............ 29,499 310,329
1,982,033,639
Building Products — 0.8%
A O Smith Corp. .................... 129,682 11,649,334
AAON, Inc.
(b)
....................... 74,306 8,013,159
Advanced Drainage Systems, Inc. ........ 78,289 12,303,899
Allegion plc ........................ 96,435 14,054,437
American Woodmark Corp.
(a)
............ 19,252 1,799,099
Apogee Enterprises, Inc. ............... 28,285 1,980,374
Armstrong World Industries, Inc. .......... 48,346 6,354,115
AZEK Co., Inc. (The) , Class A
(a)
.......... 169,393 7,927,592
AZZ, Inc. ......................... 32,212 2,661,033
Builders FirstSource, Inc.
(a)
............. 129,069 25,021,316
Carlisle Cos., Inc. ................... 50,674 22,790,632
Carrier Global Corp. .................. 929,721 74,833,243
CSW Industrials, Inc.
(b)
................ 18,554 6,798,000
Fortune Brands Innovations, Inc. ......... 138,884 12,434,285
Gibraltar Industries, Inc.
(a)
.............. 37,111 2,595,172
Griffon Corp.
(b)
...................... 45,469 3,182,830
Hayward Holdings, Inc.
(a)(b)
.............. 153,693 2,357,651
Insteel Industries, Inc. ................. 22,883 711,433
Janus International Group, Inc.
(a)(b)
........ 165,088 1,669,040
JELD-WEN Holding, Inc.
(a)
.............. 94,646 1,496,353
Johnson Controls International plc ........ 741,329 57,534,544

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Lennox International, Inc. .............. 35,291 $ 21,325,998
Masco Corp. ....................... 238,343 20,006,511
Masterbrand, Inc.
(a)
.................. 146,077 2,708,268
Owens Corning ..................... 96,608 17,053,244
Quanex Building Products Corp. .......... 49,425 1,371,544
Resideo Technologies, Inc.
(a)
............ 161,581 3,254,241
Simpson Manufacturing Co., Inc. ......... 46,319 8,859,435
Tecnoglass, Inc. ..................... 21,910 1,504,341
Trane Technologies plc ................ 248,840 96,731,573
Trex Co., Inc.
(a)
..................... 120,758 8,040,068
UFP Industries, Inc. .................. 68,384 8,972,665
Zurn Elkay Water Solutions Corp. ......... 163,665 5,882,120
473,877,549
Capital Markets — 3.1%
Affiliated Managers Group, Inc. .......... 31,920 5,675,376
Ameriprise Financial, Inc. .............. 105,138 49,394,884
Ares Management Corp. , Class A ......... 205,510 32,026,678
Artisan Partners Asset Management, Inc. , Class
A ............................ 75,667 3,277,894
B Riley Financial, Inc.
(b)
................ 18,537 97,319
Bank of New York Mellon Corp. (The) ...... 816,135 58,647,461
BGC Group, Inc. , Class A .............. 433,248 3,977,217
BlackRock, Inc.
(e)
.................... 154,673 146,863,560
Blackstone, Inc. , Class A ............... 799,281 122,393,899
Blue Owl Capital, Inc. , Class A ........... 577,804 11,186,285
Bridge Investment Group Holdings, Inc. , Class A 65,894 650,374
Brightsphere Investment Group, Inc. ....... 56,389 1,432,281
Carlyle Group, Inc. (The) ............... 243,887 10,501,774
CBOE Global Markets, Inc. ............. 115,669 23,697,108
Charles Schwab Corp. (The) ............ 1,658,114 107,462,368
CME Group, Inc. , Class A .............. 398,523 87,934,100
Cohen & Steers, Inc. ................. 32,699 3,137,469
Coinbase Global, Inc. , Class A
(a)(b)
......... 225,345 40,149,719
Diamond Hill Investment Group, Inc. ....... 5,926 957,701
Donnelley Financial Solutions, Inc.
(a)
....... 29,221 1,923,618
Evercore, Inc. , Class A ................ 39,249 9,943,342
FactSet Research Systems, Inc. .......... 41,794 19,218,971
Federated Hermes, Inc. , Class B ......... 99,362 3,653,541
Franklin Resources, Inc. ............... 337,398 6,798,570
GCM Grosvenor, Inc. , Class A ........... 69,816 790,317
Goldman Sachs Group, Inc. (The) ........ 346,433 171,522,443
Hamilton Lane, Inc. , Class A
(b)
........... 45,261 7,621,500
Houlihan Lokey, Inc. , Class A ............ 57,507 9,087,256
Interactive Brokers Group, Inc. , Class A ..... 117,676 16,399,327
Intercontinental Exchange, Inc. .......... 628,356 100,939,108
Invesco Ltd. ....................... 498,848 8,759,771
Janus Henderson Group plc ............ 145,678 5,545,961
Jefferies Financial Group, Inc. ........... 181,639 11,179,880
KKR & Co., Inc. ..................... 739,119 96,514,159
Lazard, Inc. ....................... 126,111 6,353,472
LPL Financial Holdings, Inc. ............. 84,022 19,546,038
MarketAxess Holdings, Inc. ............. 41,384 10,602,581
Moelis & Co. , Class A ................. 67,479 4,622,986
Moody's Corp. ...................... 174,018 82,587,203
Morgan Stanley ..................... 1,380,638 143,917,705
Morningstar, Inc. .................... 30,207 9,639,658
MSCI, Inc. ........................ 87,180 50,819,837
Nasdaq, Inc. ....................... 453,012 33,074,406
Northern Trust Corp. .................. 221,257 19,919,768
Open Lending Corp. , Class A
(a)(b)
......... 106,714 653,090
P10, Inc. , Class A ................... 75,737 811,143
Perella Weinberg Partners , Class C ....... 71,653 1,383,619
Piper Sandler Cos. ................... 17,637 5,005,557
PJT Partners, Inc. , Class A ............. 25,825 3,443,505
Security
Shares
Shares Value
Capital Markets (continued)
Raymond James Financial, Inc. .......... 205,684 $ 25,188,063
Robinhood Markets, Inc. , Class A
(a)
........ 788,652 18,470,230
S&P Global, Inc. .................... 355,635 183,728,154
SEI Investments Co. .................. 112,088 7,755,369
State Street Corp. ................... 328,640 29,074,781
StepStone Group, Inc. , Class A .......... 71,888 4,085,395
Stifel Financial Corp. ................. 111,811 10,499,053
StoneX Group, Inc.
(a)
................. 28,512 2,334,562
T. Rowe Price Group, Inc. .............. 247,788 26,991,547
TPG, Inc. , Class A ................... 99,669 5,736,948
Tradeweb Markets, Inc. , Class A .......... 129,295 15,989,913
Victory Capital Holdings, Inc. , Class A ...... 50,799 2,814,265
Virtu Financial, Inc. , Class A ............. 91,271 2,780,115
Virtus Investment Partners, Inc. .......... 8,627 1,806,925
WisdomTree, Inc. .................... 126,636 1,265,094
1,910,262,213
Chemicals — 1.5%
AdvanSix, Inc. ...................... 30,191 917,203
Air Products & Chemicals, Inc. ........... 244,340 72,749,792
Albemarle Corp. .................... 131,114 12,417,807
American Vanguard Corp. .............. 45,432 240,790
Arcadium Lithium plc
(a)(b)
............... 1,172,067 3,340,391
Ashland, Inc. ....................... 55,019 4,785,002
Aspen Aerogels, Inc.
(a)(b)
............... 70,243 1,945,029
Avient Corp. ....................... 105,292 5,298,293
Axalta Coating Systems Ltd.
(a)
........... 248,528 8,994,228
Balchem Corp. ..................... 36,968 6,506,368
Cabot Corp. ....................... 61,502 6,874,078
Celanese Corp. ..................... 118,110 16,058,236
CF Industries Holdings, Inc. ............. 199,086 17,081,579
Chemours Co. (The) .................. 165,702 3,367,065
Corteva, Inc. ....................... 768,231 45,164,300
Dow, Inc. ......................... 792,049 43,269,637
DuPont de Nemours, Inc. .............. 462,189 41,185,662
Eastman Chemical Co. ................ 130,521 14,611,826
Ecolab, Inc. ....................... 280,648 71,657,854
Ecovyst, Inc.
(a)(b)
..................... 133,659 915,564
Element Solutions, Inc. ................ 246,746 6,701,621
FMC Corp. ........................ 139,288 9,184,651
Ginkgo Bioworks Holdings, Inc.
(a)(b)
........ 38,750 315,812
Hawkins, Inc.
(b)
..................... 19,784 2,521,866
HB Fuller Co. ...................... 59,422 4,716,918
Huntsman Corp. .................... 194,018 4,695,236
Ingevity Corp.
(a)
..................... 38,644 1,507,116
Innospec, Inc. ...................... 28,754 3,251,790
International Flavors & Fragrances, Inc. ..... 282,992 29,694,351
Koppers Holdings, Inc. ................ 22,951 838,400
Linde plc ......................... 531,887 253,635,635
LSB Industries, Inc.
(a)
................. 74,853 601,818
LyondellBasell Industries NV , Class A ...... 287,238 27,546,124
Mativ Holdings, Inc. .................. 56,824 965,440
Minerals Technologies, Inc. ............. 39,046 3,015,523
Mosaic Co. (The) .................... 358,345 9,596,479
NewMarket Corp. .................... 8,200 4,525,498
Olin Corp. ......................... 135,359 6,494,525
Orion SA ......................... 67,552 1,203,101
Perimeter Solutions SA
(a)
............... 161,641 2,174,071
PPG Industries, Inc. .................. 259,871 34,422,513
PureCycle Technologies, Inc.
(a)(b)
.......... 157,230 1,493,685
Quaker Chemical Corp. ............... 16,131 2,717,912
RPM International, Inc. ................ 134,641 16,291,561
Scotts Miracle-Gro Co. (The) ............ 47,881 4,151,283
Sensient Technologies Corp. ............ 49,068 3,936,235
Sherwin-Williams Co. (The) ............. 256,986 98,083,847

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Stepan Co. ........................ 25,152 $ 1,942,992
Trinseo plc ........................ 59,391 303,488
Tronox Holdings plc .................. 134,685 1,970,441
Westlake Corp. ..................... 36,895 5,544,949
921,425,585
Commercial Services & Supplies — 0.7%
ABM Industries, Inc. .................. 71,592 3,777,194
ACCO Brands Corp. .................. 109,229 597,483
ACV Auctions, Inc. , Class A
(a)(b)
........... 176,501 3,588,265
Aris Water Solutions, Inc. , Class A ........ 38,019 641,381
Brady Corp. , Class A, NVS ............. 47,784 3,661,688
BrightView Holdings, Inc.
(a)
............. 58,135 915,045
Brink's Co. (The) .................... 48,348 5,590,963
Casella Waste Systems, Inc. , Class A
(a)(b)
.... 68,025 6,767,807
CECO Environmental Corp.
(a)(b)
.......... 37,068 1,045,318
Cimpress plc
(a)(b)
.................... 20,700 1,695,744
Cintas Corp. ....................... 378,624 77,951,109
Clean Harbors, Inc.
(a)
................. 55,009 13,296,225
Copart, Inc.
(a)
...................... 970,673 50,863,265
CoreCivic, Inc.
(a)
.................... 147,397 1,864,572
Deluxe Corp. ....................... 49,832 971,226
Driven Brands Holdings, Inc.
(a)(b)
.......... 69,281 988,640
Ennis, Inc. ........................ 28,990 705,037
Enviri Corp.
(a)
...................... 88,108 911,037
GEO Group, Inc. (The)
(a)
............... 156,507 2,011,115
Healthcare Services Group, Inc.
(a)
......... 79,248 885,200
HNI Corp. ......................... 59,821 3,220,763
Interface, Inc. ...................... 83,090 1,576,217
LanzaTech Global, Inc.
(a)(b)
.............. 89,874 171,659
Liquidity Services, Inc.
(a)
............... 36,553 833,409
Matthews International Corp. , Class A ...... 39,776 922,803
MillerKnoll, Inc. ..................... 84,112 2,082,613
Montrose Environmental Group, Inc.
(a)
...... 8 210
MSA Safety, Inc. .................... 41,543 7,367,236
OPENLANE, Inc.
(a)(b)
.................. 130,224 2,198,181
RB Global, Inc.
(b)
.................... 202,276 16,281,195
Republic Services, Inc. ................ 222,679 44,722,850
Rollins, Inc. ........................ 314,128 15,888,594
Steelcase, Inc. , Class A ............... 107,292 1,447,369
Stericycle, Inc.
(a)
.................... 102,586 6,257,746
Tetra Tech, Inc. ..................... 292,770 13,807,033
UniFirst Corp. ...................... 16,042 3,186,743
Veralto Corp. ....................... 272,570 30,489,680
Vestis Corp. ....................... 143,829 2,143,052
Viad Corp.
(a)
....................... 31,324 1,122,339
VSE Corp.
(b)
....................... 16,765 1,386,969
Waste Management, Inc. ............... 403,969 83,863,964
417,698,939
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.
(a)
.............. 82,908 491,644
Applied Optoelectronics, Inc.
(a)(b)
.......... 38,772 554,827
Arista Networks, Inc.
(a)
................ 284,134 109,056,312
Aviat Networks, Inc.
(a)(b)
................ 16,252 351,531
Calix, Inc.
(a)
........................ 67,598 2,622,126
Ciena Corp.
(a)
...................... 162,875 10,031,471
Cisco Systems, Inc. .................. 4,463,650 237,555,453
Clearfield, Inc.
(a)(b)
.................... 18,153 707,241
CommScope Holding Co., Inc.
(a)
.......... 224,107 1,369,294
Digi International, Inc.
(a)
................ 48,159 1,325,817
Extreme Networks, Inc.
(a)
............... 144,885 2,177,622
F5, Inc.
(a)
......................... 65,465 14,415,393
Harmonic, Inc.
(a)
..................... 123,775 1,803,402
Infinera Corp.
(a)(b)
.................... 237,559 1,603,523
Security
Shares
Shares Value
Communications Equipment (continued)
Juniper Networks, Inc. ................ 361,773 $ 14,101,912
Lumentum Holdings, Inc.
(a)(b)
............ 75,540 4,787,725
Motorola Solutions, Inc. ............... 184,134 82,792,170
NETGEAR, Inc.
(a)
.................... 8 161
NetScout Systems, Inc.
(a)
.............. 92,284 2,007,177
Ribbon Communications, Inc.
(a)
.......... 175,173 569,312
Ubiquiti, Inc. ....................... 5,333 1,182,433
Viasat, Inc.
(a)(b)
...................... 84,684 1,011,127
Viavi Solutions, Inc.
(a)(b)
................ 247,486 2,232,324
492,749,997
Construction & Engineering — 0.3%
AECOM .......................... 148,063 15,290,466
Ameresco, Inc. , Class A
(a)(b)
............. 40,800 1,547,952
API Group Corp.
(a)
................... 266,177 8,789,165
Arcosa, Inc. ....................... 53,777 5,095,908
Argan, Inc. ........................ 15,939 1,616,693
Centuri Holdings, Inc.
(a)(b)
............... 29,138 470,579
Comfort Systems USA, Inc. ............. 39,015 15,229,505
Construction Partners, Inc. , Class A
(a)
...... 50,329 3,512,964
Dycom Industries, Inc.
(a)
............... 32,763 6,457,587
EMCOR Group, Inc. .................. 51,965 22,372,491
Fluor Corp.
(a)
....................... 192,773 9,197,200
Granite Construction, Inc. .............. 52,259 4,143,094
Great Lakes Dredge & Dock Corp.
(a)
....... 101,249 1,066,152
IES Holdings, Inc.
(a)(b)
................. 9,888 1,973,843
Limbach Holdings, Inc.
(a)(b)
.............. 13,269 1,005,259
MasTec, Inc.
(a)
...................... 68,592 8,443,675
MDU Resources Group, Inc. ............ 225,832 6,190,055
MYR Group, Inc.
(a)
................... 18,505 1,891,766
Northwest Pipe Co.
(a)
................. 15,432 696,446
Orion Group Holdings, Inc.
(a)(b)
........... 50,297 290,214
Primoris Services Corp. ............... 61,197 3,554,322
Quanta Services, Inc. ................. 162,974 48,590,698
Sterling Infrastructure, Inc.
(a)
............ 32,941 4,777,104
Tutor Perini Corp.
(a)
.................. 55,767 1,514,632
Valmont Industries, Inc. ................ 22,915 6,644,204
WillScot Holdings Corp.
(a)(b)
............. 210,303 7,907,393
188,269,367
Construction Materials — 0.3%
CRH plc .......................... 756,348 70,143,714
Eagle Materials, Inc.
(b)
................. 37,329 10,737,687
Knife River Corp.
(a)
................... 63,695 5,693,696
Martin Marietta Materials, Inc. ........... 67,993 36,597,232
Summit Materials, Inc. , Class A
(a)(b)
........ 131,163 5,119,292
United States Lime & Minerals, Inc.
(b)
...... 16,181 1,580,236
Vulcan Materials Co. ................. 147,251 36,876,068
166,747,925
Consumer Finance — 0.6%
Ally Financial, Inc. ................... 301,814 10,741,560
American Express Co. ................ 623,800 169,174,560
Bread Financial Holdings, Inc. ........... 48,318 2,298,970
Capital One Financial Corp. ............. 421,094 63,050,405
Credit Acceptance Corp.
(a)(b)
............. 7,304 3,238,740
Discover Financial Services ............. 279,287 39,181,173
Encore Capital Group, Inc.
(a)(b)
........... 25,896 1,224,104
Enova International, Inc.
(a)
.............. 30,319 2,540,429
EZCORP, Inc. , Class A, NVS
(a)(b)
.......... 58,642 657,377
FirstCash Holdings, Inc. ............... 41,036 4,710,933
Green Dot Corp. , Class A
(a)
............. 39,323 460,472
LendingClub Corp.
(a)
.................. 121,790 1,392,060
LendingTree, Inc.
(a)(b)
................. 16,985 985,639
Moneylion, Inc. , Class A
(a)(b)
............. 6,772 281,377
Navient Corp.
(b)
..................... 103,966 1,620,830

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
Nelnet, Inc. , Class A .................. 19,714 $ 2,233,202
NerdWallet, Inc. , Class A
(a)
.............. 59,439 755,470
OneMain Holdings, Inc. ................ 134,191 6,316,370
PRA Group, Inc.
(a)
................... 49,005 1,095,752
PROG Holdings, Inc. ................. 52,959 2,567,982
SLM Corp. ........................ 258,668 5,915,737
SoFi Technologies, Inc.
(a)(b)
............. 1,189,484 9,349,344
Synchrony Financial .................. 436,935 21,794,318
Upstart Holdings, Inc.
(a)(b)
............... 89,113 3,565,411
World Acceptance Corp.
(a)
.............. 3,884 458,234
355,610,449
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc. , Class A ........... 451,550 8,344,644
Andersons, Inc. (The) ................. 35,821 1,796,065
BJ's Wholesale Club Holdings, Inc.
(a)
....... 148,966 12,286,716
Casey's General Stores, Inc. ............ 41,188 15,474,743
Chefs' Warehouse, Inc. (The)
(a)(b)
......... 44,165 1,855,372
Costco Wholesale Corp. ............... 489,579 434,021,575
Dollar General Corp. ................. 244,726 20,696,478
Dollar Tree, Inc.
(a)
.................... 224,677 15,799,287
Grocery Outlet Holding Corp.
(a)(b)
.......... 116,859 2,050,875
Ingles Markets, Inc. , Class A ............ 15,986 1,192,555
Kroger Co. (The) .................... 731,816 41,933,057
Maplebear, Inc.
(a)
.................... 183,560 7,478,234
Performance Food Group Co.
(a)
.......... 175,235 13,733,167
PriceSmart, Inc. ..................... 29,015 2,662,997
SpartanNash Co. .................... 46,411 1,040,070
Sprouts Farmers Market, Inc.
(a)(b)
......... 112,608 12,433,049
Sysco Corp. ....................... 548,297 42,800,064
Target Corp. ....................... 512,500 79,878,250
United Natural Foods, Inc.
(a)
............. 63,501 1,068,087
US Foods Holding Corp.
(a)
.............. 270,994 16,666,131
Walgreens Boots Alliance, Inc. ........... 800,878 7,175,867
Walmart, Inc. ....................... 4,808,492 388,285,729
Weis Markets, Inc. ................... 18,433 1,270,587
1,129,943,599
Containers & Packaging — 0.3%
Amcor plc ......................... 1,616,861 18,319,035
AptarGroup, Inc. .................... 72,758 11,655,104
Avery Dennison Corp. ................. 89,694 19,800,847
Ball Corp. ......................... 336,878 22,877,385
Berry Global Group, Inc. ............... 125,839 8,554,535
Crown Holdings, Inc. ................. 130,789 12,540,049
Graphic Packaging Holding Co. .......... 322,784 9,551,179
Greif, Inc. , Class A, NVS ............... 26,380 1,652,971
Greif, Inc. , Class B ................... 9,777 682,728
International Paper Co. ................ 383,349 18,726,599
Myers Industries, Inc. ................. 46,094 637,019
O-I Glass, Inc.
(a)(b)
.................... 167,724 2,200,539
Packaging Corp. of America ............ 96,831 20,857,397
Pactiv Evergreen, Inc. ................ 55,031 633,407
Sealed Air Corp. .................... 150,300 5,455,890
Silgan Holdings, Inc. .................. 91,527 4,805,168
Smurfit WestRock plc ................. 543,215 26,845,685
Sonoco Products Co. ................. 106,146 5,798,756
TriMas Corp. ....................... 49,908 1,274,151
192,868,444
Distributors — 0.1%
A-Mark Precious Metals, Inc. ............ 22,212 980,882
Genuine Parts Co. ................... 154,552 21,587,823
LKQ Corp. ........................ 296,238 11,825,821
Security
Shares
Shares Value
Distributors (continued)
Pool Corp. ........................ 42,638 $ 16,065,999
50,460,525
Diversified Consumer Services — 0.1%
ADT, Inc. ......................... 308,608 2,231,236
Adtalem Global Education, Inc.
(a)
......... 43,958 3,317,950
American Public Education, Inc.
(a)(b)
........ 30,641 451,955
Bright Horizons Family Solutions, Inc.
(a)(b)
.... 64,509 9,039,646
Carriage Services, Inc. ................ 19,462 638,937
Chegg, Inc.
(a)(b)
..................... 136,844 242,214
Coursera, Inc.
(a)
..................... 26 206
Duolingo, Inc. , Class A
(a)
............... 41,632 11,741,057
European Wax Center, Inc. , Class A
(a)
...... 38,025 258,570
Frontdoor, Inc.
(a)
..................... 88,848 4,263,815
Graham Holdings Co. , Class B ........... 3,708 3,046,938
Grand Canyon Education, Inc.
(a)
.......... 31,916 4,527,285
H&R Block, Inc. ..................... 154,156 9,796,614
Laureate Education, Inc. ............... 156,052 2,592,024
Mister Car Wash, Inc.
(a)(b)
............... 134,681 876,773
OneSpaWorld Holdings Ltd. ............. 117,965 1,947,602
Perdoceo Education Corp. .............. 66,393 1,476,580
Service Corp. International ............. 159,556 12,593,755
Strategic Education, Inc. ............... 26,624 2,464,051
Stride, Inc.
(a)
....................... 46,925 4,003,172
Udemy, Inc.
(a)(b)
..................... 107,443 799,376
Universal Technical Institute, Inc.
(a)
........ 54,776 890,658
WW International, Inc.
(a)(b)
.............. 97,630 85,700
77,286,114
Diversified REITs — 0.1%
Alexander & Baldwin, Inc. .............. 121,258 2,328,153
American Assets Trust, Inc. ............. 57,372 1,532,980
Armada Hoffler Properties, Inc. .......... 68,860 745,754
Broadstone Net Lease, Inc. ............. 212,764 4,031,878
CTO Realty Growth, Inc. ............... 31,836 605,521
Empire State Realty Trust, Inc. , Class A ..... 171,396 1,899,067
Essential Properties Realty Trust, Inc. ...... 187,702 6,410,023
Gladstone Commercial Corp. ............ 57,458 933,118
Global Net Lease, Inc. ................ 214,707 1,807,833
One Liberty Properties, Inc. ............. 35,268 971,281
WP Carey, Inc. ..................... 235,729 14,685,917
35,951,525
Diversified Telecommunication Services — 0.7%
Anterix, Inc.
(a)
...................... 22,506 847,576
AST SpaceMobile, Inc. , Class A
(a)(b)
........ 157,674 4,123,175
AT&T, Inc. ......................... 7,910,746 174,036,412
ATN International, Inc. ................ 19,992 646,541
Bandwidth, Inc. , Class A
(a)
.............. 27,286 477,778
Cogent Communications Holdings, Inc.
(b)
.... 47,142 3,579,021
Frontier Communications Parent, Inc.
(a)
..... 244,519 8,687,760
Globalstar, Inc.
(a)(b)
................... 820,603 1,017,548
IDT Corp. , Class B ................... 22,293 850,924
Iridium Communications, Inc. ............ 137,741 4,194,213
Liberty Global Ltd. , Class A
(a)
............ 160,995 3,398,605
Liberty Global Ltd. , Class C, NVS
(a)(b)
....... 209,379 4,524,680
Liberty Latin America Ltd. , Class A
(a)(b)
...... 58,170 557,269
Liberty Latin America Ltd. , Class C, NVS
(a)(b)
.. 165,425 1,569,883
Lumen Technologies, Inc.
(a)
............. 1,139,277 8,088,867
Shenandoah Telecommunications Co. ...... 61,968 874,368
Verizon Communications, Inc. ........... 4,663,888 209,455,210
426,929,830
Electric Utilities — 1.5%
ALLETE, Inc. ...................... 67,734 4,347,846
Alliant Energy Corp. .................. 295,219 17,916,841

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
American Electric Power Co., Inc. ......... 587,430 $ 60,270,318
Avangrid, Inc. ...................... 80,246 2,872,004
Constellation Energy Corp. ............. 347,235 90,288,045
Duke Energy Corp. .................. 852,372 98,278,492
Edison International .................. 431,843 37,609,207
Entergy Corp. ...................... 232,735 30,630,253
Evergy, Inc. ........................ 245,133 15,200,697
Eversource Energy .................. 399,452 27,182,709
Exelon Corp. ....................... 1,108,344 44,943,349
FirstEnergy Corp. ................... 561,572 24,905,718
Genie Energy Ltd. , Class B ............. 21,398 347,718
Hawaiian Electric Industries, Inc.
(a)
........ 181,610 1,757,985
IDACORP, Inc. ..................... 52,793 5,442,430
MGE Energy, Inc. .................... 40,239 3,679,857
NextEra Energy, Inc. ................. 2,278,378 192,591,292
NRG Energy, Inc. .................... 228,424 20,809,426
OGE Energy Corp. ................... 238,084 9,766,206
Oklo, Inc.
(a)(b)
....................... 79,488 643,058
Otter Tail Corp. ..................... 46,277 3,617,010
PG&E Corp. ....................... 2,392,120 47,292,212
Pinnacle West Capital Corp. ............ 121,413 10,755,978
Portland General Electric Co. ............ 105,364 5,046,936
PPL Corp. ........................ 847,525 28,036,127
Southern Co. (The) .................. 1,182,610 106,647,770
TXNM Energy, Inc. ................... 110,142 4,820,915
Xcel Energy, Inc. .................... 610,577 39,870,678
935,571,077
Electrical Equipment — 0.8%
Acuity Brands, Inc. ................... 34,197 9,417,512
Allient, Inc. ........................ 21,047 399,683
American Superconductor Corp.
(a)
........ 10 236
AMETEK, Inc. ...................... 255,722 43,910,025
Array Technologies, Inc.
(a)
.............. 156,453 1,032,590
Atkore, Inc.
(b)
....................... 41,694 3,533,150
Blink Charging Co.
(a)(b)
................. 179,310 308,413
Bloom Energy Corp. , Class A
(a)(b)
......... 233,761 2,468,516
ChargePoint Holdings, Inc. , Class A
(a)(b)
..... 387,968 531,516
Eaton Corp. plc ..................... 441,517 146,336,394
Emerson Electric Co. ................. 638,067 69,785,388
EnerSys .......................... 46,278 4,722,670
Enovix Corp.
(a)(b)
..................... 155,100 1,448,634
Eos Energy Enterprises, Inc. , Class A
(a)(b)
.... 347,174 1,031,107
Fluence Energy, Inc. , Class A
(a)(b)
......... 64,287 1,459,958
FuelCell Energy, Inc.
(a)(b)
............... 628,817 238,950
GE Vernova, Inc.
(a)
................... 299,123 76,270,383
Generac Holdings, Inc.
(a)
............... 67,494 10,723,447
GrafTech International Ltd.
(a)
............ 236,289 311,902
Hubbell, Inc. ....................... 58,698 25,143,288
LSI Industries, Inc. ................... 33,267 537,262
NEXTracker, Inc. , Class A
(a)
............. 158,326 5,934,058
NuScale Power Corp. , Class A
(a)(b)
......... 78,194 905,487
nVent Electric plc .................... 185,839 13,057,048
Plug Power, Inc.
(a)(b)
.................. 966,774 2,184,909
Powell Industries, Inc.
(b)
............... 10,157 2,254,752
Preformed Line Products Co. ............ 3,377 432,526
Regal Rexnord Corp. ................. 74,368 12,336,164
Rockwell Automation, Inc. .............. 126,395 33,932,002
Sensata Technologies Holding plc ......... 167,784 6,016,734
SES AI Corp. , Class A
(a)(b)
.............. 224,760 143,801
Shoals Technologies Group, Inc. , Class A
(a)(b)
. 189,418 1,062,635
Stem, Inc.
(a)
........................ 34 12
Sunrun, Inc.
(a)(b)
..................... 254,219 4,591,195
Thermon Group Holdings, Inc.
(a)
.......... 37,452 1,117,568
Vertiv Holdings Co. , Class A
(b)
........... 416,115 41,399,281
Security
Shares
Shares Value
Electrical Equipment (continued)
Vicor Corp.
(a)(b)
...................... 26,962 $ 1,135,100
526,114,296
Electronic Equipment, Instruments & Components — 0.7%
Advanced Energy Industries, Inc. ......... 41,693 4,387,771
Amphenol Corp. , Class A .............. 1,335,300 87,008,148
Arlo Technologies, Inc.
(a)(b)
.............. 106,329 1,287,644
Arrow Electronics, Inc.
(a)(b)
.............. 52,935 7,031,356
Avnet, Inc. ........................ 97,691 5,305,598
Badger Meter, Inc.
(b)
.................. 31,973 6,983,223
Bel Fuse, Inc. , Class B, NVS ............ 15,539 1,219,967
Belden, Inc. ....................... 46,066 5,395,711
Benchmark Electronics, Inc. ............ 44,454 1,970,201
CDW Corp. ........................ 148,102 33,515,483
Cognex Corp. ...................... 195,564 7,920,342
Coherent Corp.
(a)(b)
................... 170,391 15,149,464
Corning, Inc. ....................... 853,898 38,553,495
Crane NXT Co. ..................... 52,142 2,925,166
CTS Corp. ........................ 41,701 2,017,494
Daktronics, Inc.
(a)(b)
................... 60,246 777,776
ePlus, Inc.
(a)
....................... 29,455 2,896,605
Evolv Technologies Holdings, Inc.
(a)(b)
...... 107,315 434,626
Fabrinet
(a)
......................... 40,434 9,560,215
Flex Ltd.
(a)(b)
....................... 430,077 14,377,474
Insight Enterprises, Inc.
(a)(b)
............. 30,499 6,569,180
IPG Photonics Corp.
(a)
................ 35,375 2,629,070
Itron, Inc.
(a)
........................ 49,367 5,272,889
Jabil, Inc. ......................... 124,822 14,957,420
Keysight Technologies, Inc.
(a)
............ 194,505 30,912,680
Kimball Electronics, Inc.
(a)
.............. 31,534 583,694
Knowles Corp.
(a)
.................... 112,780 2,033,423
Lightwave Logic, Inc.
(a)(b)
............... 127,828 352,805
Littelfuse, Inc. ...................... 27,908 7,402,597
Methode Electronics, Inc. .............. 39,570 473,257
MicroVision, Inc.
(a)(b)
.................. 297,875 339,578
Mirion Technologies, Inc. , Class A
(a)
....... 232,800 2,577,096
M-Tron Industries, Inc.
(a)(b)
.............. 5,916 246,638
Napco Security Technologies, Inc. ........ 41,567 1,681,801
nLight, Inc.
(a)
....................... 69,835 746,536
Novanta, Inc.
(a)
..................... 40,107 7,175,944
OSI Systems, Inc.
(a)(b)
................. 17,751 2,695,134
Ouster, Inc. , Class A
(a)(b)
............... 58,679 369,678
PAR Technology Corp.
(a)(b)
.............. 43,554 2,268,292
PC Connection, Inc. .................. 17,815 1,343,786
Plexus Corp.
(a)
...................... 29,318 4,008,064
Powerfleet, Inc.
(a)(b)
................... 122,318 611,590
Rogers Corp.
(a)
..................... 19,256 2,176,121
Sanmina Corp.
(a)
.................... 61,812 4,231,031
ScanSource, Inc.
(a)(b)
.................. 30,917 1,484,944
SmartRent, Inc. , Class A
(a)(b)
............. 269,411 466,081
TD SYNNEX Corp. ................... 84,140 10,103,531
Teledyne Technologies, Inc.
(a)(b)
.......... 52,465 22,961,832
Trimble, Inc.
(a)
...................... 274,445 17,040,290
TTM Technologies, Inc.
(a)
............... 123,954 2,262,161
Vishay Intertechnology, Inc. ............. 138,857 2,625,786
Vishay Precision Group, Inc.
(a)
........... 16,949 438,979
Vontier Corp. ....................... 176,587 5,958,045
Vuzix Corp.
(a)(b)
..................... 176,331 206,307
Zebra Technologies Corp. , Class A
(a)
....... 57,291 21,216,003
435,140,022
Energy Equipment & Services — 0.4%
Archrock, Inc. ...................... 184,234 3,728,896
Atlas Energy Solutions, Inc. ............. 66,514 1,450,005
Baker Hughes Co. , Class A ............. 1,083,144 39,155,656

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Bristow Group, Inc.
(a)
................. 29,106 $ 1,009,687
Cactus, Inc. , Class A ................. 70,771 4,222,906
ChampionX Corp. ................... 218,439 6,585,936
Core Laboratories, Inc. ................ 62,218 1,152,899
DMC Global, Inc.
(a)(b)
.................. 24,968 324,085
Expro Group Holdings NV
(a)(b)
............ 131,252 2,253,597
Halliburton Co. ..................... 978,604 28,428,446
Helix Energy Solutions Group, Inc.
(a)(b)
...... 177,805 1,973,635
Helmerich & Payne, Inc. ............... 114,311 3,477,341
Innovex International, Inc.
(a)(b)
............ 37,785 554,684
Kodiak Gas Services, Inc. .............. 38,805 1,125,345
Liberty Energy, Inc. , Class A ............ 182,077 3,475,850
Nabors Industries Ltd.
(a)
............... 12,099 780,022
Newpark Resources, Inc.
(a)
............. 109,582 759,403
Noble Corp. plc ..................... 144,392 5,218,327
NOV, Inc. ......................... 446,953 7,137,839
Oceaneering International, Inc.
(a)
......... 117,304 2,917,350
Oil States International, Inc.
(a)
............ 76,798 353,271
Patterson-UTI Energy, Inc. ............. 411,355 3,146,866
ProPetro Holding Corp.
(a)
............... 90,181 690,786
RPC, Inc. ......................... 90,900 578,124
Schlumberger NV ................... 1,570,915 65,899,884
SEACOR Marine Holdings, Inc.
(a)
......... 49,719 479,788
Select Water Solutions, Inc. , Class A ....... 108,966 1,212,792
Solaris Energy Infrastructure, Inc. , Class A ... 56,005 714,624
TechnipFMC plc ..................... 484,263 12,702,218
TETRA Technologies, Inc.
(a)
............. 146,236 453,332
Tidewater, Inc.
(a)
.................... 52,511 3,769,765
Transocean Ltd.
(a)(b)
.................. 926,212 3,936,401
Valaris Ltd.
(a)
....................... 67,281 3,750,916
Weatherford International plc ............ 78,929 6,702,651
220,123,327
Entertainment — 1.2%
AMC Entertainment Holdings, Inc. , Class A
(a)(b)
421,786 1,919,126
Atlanta Braves Holdings, Inc. , Class A
(a)
..... 13,899 585,843
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)
46,427 1,847,795
Cinemark Holdings, Inc.
(a)(b)
............. 120,199 3,346,340
Electronic Arts, Inc. .................. 265,144 38,032,255
Endeavor Group Holdings, Inc. , Class A
(b)
... 209,842 5,993,088
Eventbrite, Inc. , Class A
(a)
.............. 110,184 300,802
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
........................... 26,468 1,893,256
Liberty Media Corp.-Liberty Formula One , Class
C
(a)
........................... 241,078 18,666,670
Liberty Media Corp.-Liberty Live , Class A
(a)
... 30,146 1,492,529
Liberty Media Corp.-Liberty Live , Class C,
NVS
(a)(b)
........................ 52,943 2,717,564
Lions Gate Entertainment Corp. , Class A
(a)(b)
.. 61,905 484,716
Lions Gate Entertainment Corp. , Class B,
NVS
(a)
......................... 154,037 1,065,936
Live Nation Entertainment, Inc.
(a)
......... 172,909 18,931,807
Madison Square Garden Entertainment Corp.
(a)
51,294 2,181,534
Madison Square Garden Sports Corp.
(a)
..... 18,193 3,788,874
Netflix, Inc.
(a)
....................... 476,178 337,738,770
Playtika Holding Corp. ................ 94,148 745,652
ROBLOX Corp. , Class A
(a)(b)
............. 586,958 25,978,761
Roku, Inc. , Class A
(a)(b)
................ 139,652 10,426,418
Sphere Entertainment Co. , Class A
(a)
....... 28,278 1,249,322
Take-Two Interactive Software, Inc.
(a)
....... 180,831 27,795,533
TKO Group Holdings, Inc. , Class A
(a)
....... 73,055 9,037,634
Vivid Seats, Inc. , Class A
(a)(b)
............ 96,726 357,886
Walt Disney Co. (The) ................ 2,009,173 193,262,351
Warner Bros Discovery, Inc.
(a)
........... 2,466,937 20,352,230
Security
Shares
Shares Value
Entertainment (continued)
Warner Music Group Corp. , Class A ....... 151,124 $ 4,730,181
734,922,873
Financial Services — 4.0%
Affirm Holdings, Inc. , Class A
(a)(b)
.......... 264,112 10,781,052
Alerus Financial Corp. ................ 28,840 659,859
Apollo Global Management, Inc. .......... 499,225 62,358,195
AvidXchange Holdings, Inc.
(a)
............ 218,256 1,770,056
Berkshire Hathaway, Inc. , Class B
(a)
....... 2,024,045 931,586,952
Block, Inc. , Class A
(a)(b)
................ 618,909 41,547,361
Cannae Holdings, Inc. ................ 88,810 1,692,719
Cantaloupe, Inc.
(a)
................... 92,075 681,355
Cass Information Systems, Inc. .......... 19,356 802,887
Corpay, Inc.
(a)
...................... 77,036 24,093,779
Enact Holdings, Inc. .................. 47,375 1,721,134
Equitable Holdings, Inc. ............... 334,792 14,071,308
Essent Group Ltd. ................... 118,203 7,599,271
Euronet Worldwide, Inc.
(a)
.............. 49,693 4,931,036
EVERTEC, Inc. ..................... 76,864 2,604,921
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 10,292 1,928,824
Fidelity National Information Services, Inc. ... 608,572 50,967,905
Fiserv, Inc.
(a)
....................... 634,459 113,980,559
Flywire Corp.
(a)
..................... 120,225 1,970,488
Global Payments, Inc. ................ 282,188 28,901,695
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 128,365 4,424,741
I3 Verticals, Inc. , Class A
(a)(b)
............ 27,592 587,985
International Money Express, Inc.
(a)
........ 42,227 780,777
Jack Henry & Associates, Inc. ........... 80,714 14,249,250
Jackson Financial, Inc. , Class A .......... 57,529 5,248,371
Marqeta, Inc. , Class A
(a)
............... 564,613 2,777,896
Mastercard, Inc. , Class A ............... 910,798 449,752,052
Merchants Bancorp .................. 33,001 1,483,725
MGIC Investment Corp. ............... 289,195 7,403,392
Mr Cooper Group, Inc.
(a)(b)
.............. 73,194 6,747,023
NCR Atleos Corp.
(a)(b)
................. 78,462 2,238,521
NewtekOne, Inc. .................... 34,915 435,041
NMI Holdings, Inc. , Class A
(a)
............ 96,165 3,961,036
Paymentus Holdings, Inc. , Class A
(a)(b)
...... 23,190 464,264
Payoneer Global, Inc.
(a)
................ 201,006 1,513,575
PayPal Holdings, Inc.
(a)
................ 1,133,431 88,441,621
PennyMac Financial Services, Inc. ........ 35,111 4,001,601
Radian Group, Inc. ................... 161,239 5,593,381
Remitly Global, Inc.
(a)
................. 174,097 2,331,159
Repay Holdings Corp. , Class A
(a)(b)
........ 98,431 803,197
Rocket Cos., Inc. , Class A
(a)(b)
............ 159,964 3,069,709
Shift4 Payments, Inc. , Class A
(a)(b)
......... 70,065 6,207,759
Toast, Inc. , Class A
(a)(b)
................ 449,268 12,718,777
UWM Holdings Corp. , Class A ........... 100,055 852,469
Velocity Financial, Inc.
(a)
............... 31,098 609,832
Visa, Inc. , Class A ................... 1,847,969 508,099,076
Voya Financial, Inc. .................. 105,686 8,372,445
Walker & Dunlop, Inc. ................. 39,682 4,507,478
Waterstone Financial, Inc. .............. 47,159 693,237
Western Union Co. (The) .............. 288,726 3,444,501
WEX, Inc.
(a)(b)
....................... 45,705 9,585,710
2,466,050,957
Food Products — 0.7%
Alico, Inc. ......................... 22,093 617,941
Archer-Daniels-Midland Co. ............. 525,032 31,365,412
B&G Foods, Inc. .................... 86,904 771,707
Beyond Meat, Inc.
(a)(b)
................. 91,342 619,299
Bunge Global SA .................... 157,598 15,230,271

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Calavo Growers, Inc. ................. 21,102 $ 602,040
Cal-Maine Foods, Inc. ................. 43,238 3,235,932
Campbell Soup Co. .................. 221,066 10,814,549
Conagra Brands, Inc. ................. 523,047 17,009,488
Darling Ingredients, Inc.
(a)
.............. 177,371 6,591,106
Flowers Foods, Inc. .................. 224,670 5,183,137
Fresh Del Monte Produce, Inc. ........... 45,171 1,334,351
Freshpet, Inc.
(a)
..................... 55,271 7,559,415
General Mills, Inc. ................... 592,421 43,750,291
Hain Celestial Group, Inc. (The)
(a)(b)
........ 98,729 852,031
Hershey Co. (The) ................... 160,114 30,706,663
Hormel Foods Corp. .................. 323,938 10,268,835
Ingredion, Inc. ...................... 70,653 9,709,842
J & J Snack Foods Corp. ............... 18,321 3,153,411
J M Smucker Co. (The) ................ 117,415 14,218,956
John B Sanfilippo & Son, Inc. ............ 10,793 1,017,888
Kellanova ......................... 294,802 23,793,469
Kraft Heinz Co. (The) ................. 966,043 33,917,770
Lamb Weston Holdings, Inc. ............ 162,608 10,527,242
Lancaster Colony Corp. ............... 22,022 3,888,425
McCormick & Co., Inc. (Non-Voting) , NVS ... 281,906 23,200,864
Mission Produce, Inc.
(a)
................ 56,222 720,766
Mondelez International, Inc. , Class A ....... 1,482,252 109,197,505
Pilgrim's Pride Corp.
(a)
................ 49,030 2,257,831
Post Holdings, Inc.
(a)
.................. 49,767 5,760,530
Seaboard Corp. ..................... 260 815,620
Simply Good Foods Co. (The)
(a)(b)
......... 105,480 3,667,540
SunOpta, Inc.
(a)
..................... 111,475 711,210
Tootsie Roll Industries, Inc. ............. 4 124
TreeHouse Foods, Inc.
(a)(b)
.............. 55,486 2,329,302
Tyson Foods, Inc. , Class A ............. 320,660 19,098,510
Utz Brands, Inc. , Class A ............... 80,886 1,431,682
Vital Farms, Inc.
(a)(b)
.................. 33,726 1,182,771
WK Kellogg Co. ..................... 72,000 1,231,920
458,345,646
Gas Utilities — 0.1%
Atmos Energy Corp. .................. 165,925 23,015,457
Chesapeake Utilities Corp. ............. 25,001 3,104,374
National Fuel Gas Co. ................ 101,490 6,151,309
New Jersey Resources Corp. ............ 116,727 5,509,514
Northwest Natural Holding Co. ........... 40,690 1,660,966
ONE Gas, Inc. ...................... 62,564 4,656,013
Southwest Gas Holdings, Inc. ........... 67,825 5,002,772
Spire, Inc. ......................... 63,648 4,282,874
UGI Corp. ......................... 234,097 5,857,107
59,240,386
Ground Transportation — 1.0%
ArcBest Corp. ...................... 26,584 2,883,035
Avis Budget Group, Inc. ............... 21,057 1,844,383
Covenant Logistics Group, Inc. , Class A ..... 10,789 570,091
CSX Corp. ........................ 2,137,548 73,809,532
FTAI Infrastructure, Inc. ................ 166,868 1,561,884
Heartland Express, Inc.
(b)
.............. 51,568 633,255
Hertz Global Holdings, Inc.
(a)(b)
........... 155,239 512,289
JB Hunt Transport Services, Inc. ......... 89,830 15,480,404
Knight-Swift Transportation Holdings, Inc. ... 179,677 9,693,574
Landstar System, Inc. ................. 38,798 7,327,778
Lyft, Inc. , Class A
(a)(b)
.................. 390,021 4,972,768
Marten Transport Ltd. ................. 71,386 1,263,532
Norfolk Southern Corp. ................ 250,437 62,233,594
Old Dominion Freight Line, Inc. .......... 208,079 41,332,813
RXO, Inc.
(a)(b)
....................... 151,125 4,231,500
Ryder System, Inc. ................... 48,215 7,029,747
Security
Shares
Shares Value
Ground Transportation (continued)
Saia, Inc.
(a)
........................ 30,004 $ 13,119,549
Schneider National, Inc. , Class B
(b)
........ 49,523 1,413,386
Uber Technologies, Inc.
(a)
.............. 2,331,435 175,230,655
U-Haul Holding Co.
(a)
................. 10,460 810,441
U-Haul Holding Co. , NVS
(b)
............. 111,827 8,051,544
Union Pacific Corp. .................. 663,937 163,647,192
Werner Enterprises, Inc. ............... 74,784 2,885,914
XPO, Inc.
(a)
........................ 129,608 13,934,156
614,473,016
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories .................. 1,905,017 217,190,988
Align Technology, Inc.
(a)
................ 78,462 19,954,456
Alphatec Holdings, Inc.
(a)(b)
.............. 108,727 604,522
AngioDynamics, Inc.
(a)
................ 72,018 560,300
Artivion, Inc.
(a)
...................... 58,702 1,562,647
Aspira Women's Health, Inc.
(a)
........... 1 1
AtriCure, Inc.
(a)(b)
.................... 56,294 1,578,484
Avanos Medical, Inc.
(a)
................ 55,810 1,341,114
AxoGen, Inc.
(a)
...................... 45,297 635,064
Axonics, Inc.
(a)
...................... 60,144 4,186,022
Baxter International, Inc. ............... 568,895 21,600,943
Becton Dickinson & Co. ............... 319,872 77,121,139
Boston Scientific Corp.
(a)
............... 1,631,761 136,741,572
Cerus Corp.
(a)
...................... 298,276 519,000
CONMED Corp. ..................... 36,593 2,631,769
Cooper Cos., Inc. (The)
(a)
.............. 222,756 24,578,897
Dentsply Sirona, Inc. ................. 242,819 6,570,682
Dexcom, Inc.
(a)
..................... 443,171 29,710,184
Edwards Lifesciences Corp.
(a)
........... 668,005 44,081,650
Embecta Corp. ..................... 61,366 865,261
Enovis Corp.
(a)(b)
..................... 68,606 2,953,488
Envista Holdings Corp.
(a)(b)
.............. 198,575 3,923,842
GE HealthCare Technologies, Inc. ........ 506,710 47,554,734
Glaukos Corp.
(a)
..................... 61,893 8,063,420
Globus Medical, Inc. , Class A
(a)
.......... 126,469 9,047,592
Haemonetics Corp.
(a)
................. 57,953 4,658,262
Hologic, Inc.
(a)
...................... 254,733 20,750,550
ICU Medical, Inc.
(a)
................... 26,986 4,917,389
IDEXX Laboratories, Inc.
(a)
.............. 91,274 46,113,450
Inari Medical, Inc.
(a)
.................. 59,714 2,462,605
Inspire Medical Systems, Inc.
(a)(b)
......... 33,509 7,072,075
Insulet Corp.
(a)
...................... 77,206 17,969,697
Integer Holdings Corp.
(a)(b)
.............. 37,373 4,858,490
Integra LifeSciences Holdings Corp.
(a)
...... 77,996 1,417,187
Intuitive Surgical, Inc.
(a)
................ 393,779 193,451,809
iRhythm Technologies, Inc.
(a)(b)
........... 36,909 2,740,124
Lantheus Holdings, Inc.
(a)
.............. 76,360 8,380,510
LeMaitre Vascular, Inc. ................ 23,448 2,178,085
LivaNova plc
(a)
...................... 60,130 3,159,230
Masimo Corp.
(a)
..................... 50,004 6,667,033
Medtronic plc ...................... 1,423,376 128,146,541
Merit Medical Systems, Inc.
(a)
............ 65,757 6,498,764
Neogen Corp.
(a)(b)
.................... 223,192 3,751,858
Nevro Corp.
(a)
...................... 41,027 229,341
Novocure Ltd.
(a)
..................... 115,423 1,804,062
Omnicell, Inc.
(a)
..................... 50,367 2,196,001
OraSure Technologies, Inc.
(a)
............ 105,399 450,054
Orthofix Medical, Inc.
(a)
................ 44,908 701,463
OrthoPediatrics Corp.
(a)
................ 17,308 469,220
Paragon 28, Inc.
(a)(b)
.................. 65,239 435,797
Penumbra, Inc.
(a)
.................... 43,306 8,414,789
PROCEPT BioRobotics Corp.
(a)(b)
......... 58,293 4,670,435
Pulmonx Corp.
(a)
.................... 58,880 488,115
Pulse Biosciences, Inc.
(a)(b)
.............. 34,157 599,114

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
QuidelOrtho Corp.
(a)
.................. 65,434 $ 2,983,790
ResMed, Inc.
(b)
..................... 162,895 39,765,928
RxSight, Inc.
(a)
...................... 40,264 1,990,250
Senseonics Holdings, Inc.
(a)(b)
............ 887,107 310,221
SI-BONE, Inc.
(a)
..................... 48,885 683,412
Solventum Corp.
(a)
................... 151,194 10,541,246
STAAR Surgical Co.
(a)(b)
................ 55,247 2,052,426
STERIS plc ........................ 109,627 26,588,933
Stryker Corp. ...................... 379,689 137,166,448
Surmodics, Inc.
(a)
.................... 15,568 603,727
Tandem Diabetes Care, Inc.
(a)(b)
.......... 74,447 3,157,297
Teleflex, Inc. ....................... 52,519 12,988,999
TransMedics Group, Inc.
(a)(b)
............. 35,998 5,651,686
Treace Medical Concepts, Inc.
(a)(b)
......... 62,731 363,840
UFP Technologies, Inc.
(a)
............... 8,107 2,567,487
Varex Imaging Corp.
(a)
................ 45,149 538,176
Zimmer Biomet Holdings, Inc. ........... 225,372 24,328,907
Zimvie, Inc.
(a)
....................... 37,329 592,411
1,422,105,005
Health Care Providers & Services — 2.4%
23andMe Holding Co. , Class A
(a)(b)
........ 547,230 190,162
Acadia Healthcare Co., Inc.
(a)
............ 104,552 6,629,642
Accolade, Inc.
(a)
..................... 77,790 299,492
AdaptHealth Corp.
(a)
.................. 119,901 1,346,488
Addus HomeCare Corp.
(a)
.............. 20,845 2,773,010
agilon health, Inc.
(a)(b)
................. 338,304 1,329,535
Alignment Healthcare, Inc.
(a)(b)
........... 142,040 1,678,913
Amedisys, Inc.
(a)
.................... 37,436 3,612,948
AMN Healthcare Services, Inc.
(a)
.......... 40,423 1,713,531
Astrana Health, Inc.
(a)(b)
................ 47,659 2,761,362
BrightSpring Health Services, Inc.
(a)(b)
...... 65,353 959,382
Brookdale Senior Living, Inc.
(a)
........... 204,953 1,391,631
Cardinal Health, Inc. .................. 270,402 29,884,829
Castle Biosciences, Inc.
(a)
.............. 29,849 851,294
Cencora, Inc. ...................... 184,154 41,449,382
Centene Corp.
(a)
.................... 582,265 43,832,909
Chemed Corp. ...................... 16,532 9,935,236
Cigna Group (The) ................... 306,982 106,350,844
Clover Health Investments Corp.
(a)(b)
....... 525,449 1,481,766
Community Health Systems, Inc.
(a)
........ 174,674 1,060,271
CorVel Corp.
(a)(b)
..................... 9,990 3,265,631
Cross Country Healthcare, Inc.
(a)
......... 38,544 518,031
CVS Health Corp. ................... 1,388,131 87,285,677
DaVita, Inc.
(a)(b)
..................... 49,307 8,082,897
Elevance Health, Inc. ................. 257,049 133,665,480
Encompass Health Corp. .............. 109,736 10,604,887
Enhabit, Inc.
(a)
...................... 12 95
Ensign Group, Inc. (The) ............... 62,141 8,937,119
Fulgent Genetics, Inc.
(a)(b)
.............. 32,277 701,379
GeneDx Holdings Corp. , Class A
(a)
........ 28,974 1,229,657
Guardant Health, Inc.
(a)
................ 135,363 3,105,227
HCA Healthcare, Inc. ................. 206,532 83,940,801
HealthEquity, Inc.
(a)
................... 97,806 8,005,421
Henry Schein, Inc.
(a)
.................. 137,416 10,017,626
Hims & Hers Health, Inc. , Class A
(a)(b)
...... 214,564 3,952,269
Humana, Inc. ...................... 133,792 42,377,278
Labcorp Holdings, Inc. ................ 92,492 20,670,112
LifeStance Health Group, Inc.
(a)(b)
......... 165,078 1,155,546
McKesson Corp. .................... 143,473 70,935,921
ModivCare, Inc.
(a)
.................... 4 57
Molina Healthcare, Inc.
(a)
............... 65,210 22,468,758
National HealthCare Corp. .............. 16,910 2,126,771
National Research Corp. ............... 21,000 480,060
NeoGenomics, Inc.
(a)
................. 147,064 2,169,194
Security
Shares
Shares Value
Health Care Providers & Services (continued)
OPKO Health, Inc.
(a)(b)
................. 435,843 $ 649,406
Option Care Health, Inc.
(a)(b)
............. 194,814 6,097,678
Owens & Minor, Inc.
(a)
................. 90,352 1,417,623
PACS Group, Inc.
(a)(b)
................. 41,700 1,666,749
Patterson Cos., Inc. .................. 91,533 1,999,081
Pediatrix Medical Group, Inc.
(a)
........... 98,911 1,146,379
Pennant Group, Inc. (The)
(a)(b)
........... 40,593 1,449,170
PetIQ, Inc. , Class A
(a)
................. 33,314 1,025,072
Premier, Inc. , Class A ................. 24 480
Privia Health Group, Inc.
(a)
.............. 121,699 2,216,139
Progyny, Inc.
(a)(b)
.................... 95,352 1,598,100
Quest Diagnostics, Inc. ................ 122,693 19,048,088
R1 RCM, Inc.
(a)
..................... 184,049 2,607,974
RadNet, Inc.
(a)(b)
..................... 72,984 5,064,360
Select Medical Holdings Corp. ........... 120,775 4,211,424
Surgery Partners, Inc.
(a)(b)
.............. 93,189 3,004,413
Talkspace, Inc.
(a)(b)
................... 185,943 388,621
Tenet Healthcare Corp.
(a)
............... 106,417 17,686,505
UnitedHealth Group, Inc. ............... 1,023,775 598,580,767
Universal Health Services, Inc. , Class B
(b)
... 65,887 15,088,782
US Physical Therapy, Inc. .............. 17,709 1,498,713
1,471,674,045
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ....... 171,997 20,424,644
American Healthcare REIT, Inc. .......... 164,483 4,293,006
CareTrust REIT, Inc. .................. 174,369 5,381,027
Community Healthcare Trust, Inc. ......... 43,562 790,650
Diversified Healthcare Trust ............. 285,858 1,197,745
Global Medical REIT, Inc. .............. 58,750 582,213
Healthcare Realty Trust, Inc. , Class A ...... 433,367 7,865,611
Healthpeak Properties, Inc. ............. 789,191 18,048,798
LTC Properties, Inc. .................. 56,075 2,057,392
Medical Properties Trust, Inc.
(b)
........... 669,207 3,914,861
National Health Investors, Inc. ........... 48,567 4,082,542
Omega Healthcare Investors, Inc. ......... 284,370 11,573,859
Sabra Health Care REIT, Inc. ............ 274,318 5,105,058
Sila Realty Trust, Inc. ................. 60,519 1,530,526
Universal Health Realty Income Trust ...... 13,037 596,443
Ventas, Inc. ....................... 456,593 29,281,309
Welltower, Inc. ...................... 638,648 81,766,103
198,491,787
Health Care Technology — 0.1%
American Well Corp. , Class A
(a)(b)
......... 21,288 201,810
Certara, Inc.
(a)(b)
..................... 125,046 1,464,289
Definitive Healthcare Corp. , Class A
(a)
...... 84,781 378,971
Doximity, Inc. , Class A
(a)(b)
.............. 138,854 6,049,869
Evolent Health, Inc. , Class A
(a)(b)
.......... 122,019 3,450,697
GoodRx Holdings, Inc. , Class A
(a)(b)
........ 107,985 749,416
Health Catalyst, Inc.
(a)
................. 72,266 588,245
HealthStream, Inc. ................... 28,789 830,275
LifeMD, Inc.
(a)
...................... 35,402 185,507
Multiplan Corp.
(a)(b)
................... 9,042 69,081
Phreesia, Inc.
(a)(b)
.................... 71,057 1,619,389
Schrodinger, Inc.
(a)(b)
.................. 60,648 1,125,020
Sharecare, Inc. , Class A
(a)
.............. 432,763 614,524
Simulations Plus, Inc. ................. 21,019 673,028
Teladoc Health, Inc.
(a)
................. 198,988 1,826,710
Veeva Systems, Inc. , Class A
(a)
.......... 165,020 34,632,747
Waystar Holding Corp.
(a)(b)
.............. 49,690 1,385,854
55,845,432
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc. ............. 272,524 4,046,981
Chatham Lodging Trust ................ 101,347 863,476

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotel & Resort REITs (continued)
DiamondRock Hospitality Co. ............ 232,534 $ 2,030,022
Host Hotels & Resorts, Inc. ............. 788,032 13,869,363
Park Hotels & Resorts, Inc. ............. 248,590 3,505,119
Pebblebrook Hotel Trust ............... 142,280 1,882,364
RLJ Lodging Trust ................... 186,770 1,714,549
Ryman Hospitality Properties, Inc. ........ 65,745 7,050,494
Service Properties Trust ............... 189,903 865,958
Summit Hotel Properties, Inc. ............ 140,432 963,363
Sunstone Hotel Investors, Inc. ........... 245,206 2,530,526
Xenia Hotels & Resorts, Inc. ............ 109,910 1,623,371
40,945,586
Hotels, Restaurants & Leisure — 2.1%
Accel Entertainment, Inc. , Class A
(a)
....... 68,365 794,401
Airbnb, Inc. , Class A
(a)
................. 488,569 61,955,435
Aramark .......................... 294,681 11,412,995
BJ's Restaurants, Inc.
(a)(b)
.............. 28,777 936,979
Bloomin' Brands, Inc. ................. 96,830 1,600,600
Booking Holdings, Inc. ................ 37,146 156,463,410
Bowlero Corp. , Class A
(b)
............... 45,435 533,407
Boyd Gaming Corp.
(b)
................. 75,579 4,886,182
Brinker International, Inc.
(a)
............. 51,410 3,934,407
Caesars Entertainment, Inc.
(a)
........... 246,303 10,280,687
Carnival Corp.
(a)
..................... 1,125,218 20,794,029
Cava Group, Inc.
(a)(b)
.................. 89,907 11,134,982
Cheesecake Factory, Inc. (The) .......... 59,468 2,411,427
Chipotle Mexican Grill, Inc.
(a)
............ 1,516,275 87,367,766
Choice Hotels International, Inc.
(b)
......... 22,716 2,959,895
Churchill Downs, Inc. ................. 79,979 10,813,961
Chuy's Holdings, Inc.
(a)
................ 25,645 959,123
Cracker Barrel Old Country Store, Inc. ...... 26,917 1,220,686
Darden Restaurants, Inc. .............. 131,504 21,583,752
Dave & Buster's Entertainment, Inc.
(a)(b)
..... 40,548 1,380,659
Denny's Corp.
(a)(b)
.................... 70,267 453,222
Dine Brands Global, Inc. ............... 19,451 607,455
Domino's Pizza, Inc.
(b)
................. 38,612 16,608,566
DoorDash, Inc. , Class A
(a)
.............. 365,848 52,217,485
DraftKings, Inc. , Class A
(a)
.............. 544,668 21,350,986
Dutch Bros, Inc. , Class A
(a)(b)
............ 126,745 4,059,642
Empire Resorts, Inc.
(a)(d)
............... 635 —
Everi Holdings, Inc.
(a)
................. 117,131 1,539,101
Expedia Group, Inc.
(a)
................. 138,338 20,476,791
First Watch Restaurant Group, Inc.
(a)
....... 39,960 623,376
Flutter Entertainment plc
(a)
.............. 196,568 46,641,655
Global Business Travel Group I
(a)
......... 20 154
Golden Entertainment, Inc. ............. 23,870 758,827
Hilton Grand Vacations, Inc.
(a)(b)
.......... 76,377 2,774,013
Hilton Worldwide Holdings, Inc. .......... 269,986 62,231,773
Hyatt Hotels Corp. , Class A
(b)
............ 50,147 7,632,373
Jack in the Box, Inc. .................. 22,820 1,062,043
Krispy Kreme, Inc. ................... 109,449 1,175,482
Kura Sushi USA, Inc. , Class A
(a)(b)
......... 8,447 680,490
Las Vegas Sands Corp. ............... 393,544 19,811,005
Life Time Group Holdings, Inc.
(a)(b)
......... 79,863 1,950,254
Light & Wonder, Inc. , Class A
(a)
........... 98,311 8,919,757
Lindblad Expeditions Holdings, Inc.
(a)
....... 57,124 528,397
Marriott International, Inc. , Class A ........ 256,964 63,881,250
Marriott Vacations Worldwide Corp. ........ 8 588
McDonald's Corp. ................... 785,584 239,218,184
MGM Resorts International
(a)
............ 262,378 10,256,356
Monarch Casino & Resort, Inc. ........... 14,287 1,132,531
Norwegian Cruise Line Holdings Ltd.
(a)(b)
.... 473,418 9,709,803
Papa John's International, Inc. ........... 38,689 2,084,176
Penn Entertainment, Inc.
(a)(b)
............ 168,919 3,185,812
Planet Fitness, Inc. , Class A
(a)(b)
.......... 93,315 7,579,044
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Playa Hotels & Resorts NV
(a)(b)
........... 150,819 $ 1,168,847
PlayAGS, Inc.
(a)
..................... 49,197 560,354
Portillo's, Inc. , Class A
(a)(b)
.............. 90,156 1,214,401
RCI Hospitality Holdings, Inc.
(b)
........... 9,991 445,099
Red Rock Resorts, Inc. , Class A .......... 53,332 2,903,394
Royal Caribbean Cruises Ltd. ........... 261,371 46,356,761
Rush Street Interactive, Inc. , Class A
(a)
..... 94,472 1,025,021
Sabre Corp.
(a)(b)
..................... 439,318 1,612,297
Shake Shack, Inc. , Class A
(a)
............ 44,943 4,638,567
Six Flags Entertainment Corp.
(b)
.......... 103,001 4,151,970
Soho House & Co., Inc. , Class A
(a)(b)
....... 70,957 361,881
Starbucks Corp. ..................... 1,255,902 122,437,886
Sweetgreen, Inc. , Class A
(a)(b)
............ 109,440 3,879,648
Target Hospitality Corp.
(a)
.............. 33,010 256,818
Texas Roadhouse, Inc. ................ 73,068 12,903,809
Travel + Leisure Co. .................. 86,855 4,002,278
United Parks & Resorts, Inc.
(a)(b)
.......... 36,926 1,868,456
Vail Resorts, Inc. .................... 41,771 7,280,268
Wendy's Co. (The) ................... 197,963 3,468,312
Wingstop, Inc. ...................... 32,576 13,554,222
Wyndham Hotels & Resorts, Inc. ......... 86,633 6,769,503
Wynn Resorts Ltd. ................... 106,215 10,183,894
Xponential Fitness, Inc. , Class A
(a)(b)
....... 27,971 346,840
Yum! Brands, Inc. ................... 307,432 42,951,325
1,316,917,225
Household Durables — 0.6%
Beazer Homes USA, Inc.
(a)
............. 31,503 1,076,457
Cavco Industries, Inc.
(a)
................ 9,707 4,156,926
Century Communities, Inc. ............. 31,019 3,194,337
Champion Homes, Inc.
(a)
............... 59,846 5,676,393
Cricut, Inc. , Class A .................. 63,133 437,512
DR Horton, Inc. ..................... 324,672 61,937,677
Dream Finders Homes, Inc. , Class A
(a)(b)
..... 26,166 947,471
Ethan Allen Interiors, Inc. .............. 31,399 1,001,314
Garmin Ltd. ........................ 171,979 30,273,463
GoPro, Inc. , Class A
(a)
................. 245,262 333,556
Green Brick Partners, Inc.
(a)
............. 11,004 919,054
Helen of Troy Ltd.
(a)(b)
................. 25,240 1,561,094
Hovnanian Enterprises, Inc. , Class A
(a)
...... 5,596 1,143,655
Installed Building Products, Inc.
(b)
......... 26,703 6,576,148
iRobot Corp.
(a)(b)
..................... 35,538 308,825
KB Home ......................... 84,630 7,251,945
La-Z-Boy, Inc. ...................... 50,027 2,147,659
Leggett & Platt, Inc. .................. 147,958 2,015,188
Lennar Corp. , Class A ................. 259,569 48,663,996
Lennar Corp. , Class B
(b)
............... 22,255 3,848,780
LGI Homes, Inc.
(a)
................... 22,565 2,674,404
Lovesac Co. (The)
(a)(b)
................. 23,176 663,992
M/I Homes, Inc.
(a)
.................... 31,607 5,416,176
Meritage Homes Corp. ................ 39,358 8,071,145
Mohawk Industries, Inc.
(a)
.............. 57,938 9,309,478
Newell Brands, Inc. .................. 441,397 3,389,929
NVR, Inc.
(a)
........................ 3,378 33,144,260
PulteGroup, Inc. .................... 227,300 32,624,369
Sonos, Inc.
(a)
....................... 156,544 1,923,926
Taylor Morrison Home Corp.
(a)
........... 118,889 8,353,141
Tempur Sealy International, Inc. .......... 194,693 10,630,238
Toll Brothers, Inc. .................... 115,037 17,772,066
TopBuild Corp.
(a)
.................... 33,411 13,591,929
TRI Pointe Homes, Inc.
(a)
............... 115,153 5,217,582
Vizio Holding Corp. , Class A
(a)(b)
.......... 128,902 1,439,835
Whirlpool Corp. ..................... 62,495 6,686,965

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Worthington Enterprises, Inc. ............ 34,997 $ 1,450,626
345,831,511
Household Products — 1.1%
Central Garden & Pet Co. , Class A, NVS
(a)
... 74,626 2,343,256
Church & Dwight Co., Inc. .............. 270,157 28,290,841
Clorox Co. (The) .................... 136,462 22,231,025
Colgate-Palmolive Co. ................ 903,495 93,791,816
Energizer Holdings, Inc. ............... 83,104 2,639,383
Kimberly-Clark Corp. ................. 370,244 52,678,316
Procter & Gamble Co. (The) ............ 2,600,050 450,328,660
Reynolds Consumer Products, Inc. ........ 70,907 2,205,208
Spectrum Brands Holdings, Inc. .......... 33,881 3,223,438
WD-40 Co. ........................ 15,299 3,945,306
661,677,249
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) .................... 795,366 15,955,042
Altus Power, Inc. , Class A
(a)
............. 18 57
Clearway Energy, Inc. , Class A ........... 38,768 1,103,725
Clearway Energy, Inc. , Class C .......... 94,661 2,904,199
Montauk Renewables, Inc.
(a)(b)
........... 86,148 448,831
Ormat Technologies, Inc. ............... 62,545 4,812,212
Sunnova Energy International, Inc.
(a)(b)
...... 115,821 1,128,097
Talen Energy Corp.
(a)(b)
................ 55,660 9,920,838
Vistra Corp. ....................... 380,525 45,107,434
81,380,435
Industrial Conglomerates — 0.4%
3M Co. ........................... 609,663 83,340,932
Honeywell International, Inc. ............ 721,055 149,049,279
232,390,211
Industrial REITs — 0.3%
Americold Realty Trust, Inc. ............. 291,536 8,241,723
EastGroup Properties, Inc. ............. 53,365 9,969,649
First Industrial Realty Trust, Inc. .......... 139,838 7,828,131
Industrial Logistics Properties Trust ........ 117,340 558,538
Innovative Industrial Properties, Inc. ....... 30,936 4,163,986
Lineage, Inc. ....................... 63,662 4,989,828
LXP Industrial Trust .................. 321,930 3,235,396
Plymouth Industrial REIT, Inc. ........... 39,866 900,972
Prologis, Inc. ....................... 1,026,715 129,653,570
Rexford Industrial Realty, Inc. ........... 236,821 11,914,464
STAG Industrial, Inc. ................. 190,774 7,457,356
Terreno Realty Corp. ................. 104,102 6,957,137
195,870,750
Insurance — 2.3%
Aflac, Inc. ......................... 555,628 62,119,210
Allstate Corp. (The) .................. 292,192 55,414,213
Ambac Financial Group, Inc.
(a)
........... 47,590 533,484
American Financial Group, Inc. .......... 80,407 10,822,782
American International Group, Inc. ........ 720,737 52,779,571
AMERISAFE, Inc. ................... 20,971 1,013,528
Aon plc , Class A .................... 240,967 83,372,172
Arch Capital Group Ltd.
(a)
.............. 407,017 45,537,062
Arthur J Gallagher & Co. ............... 244,170 68,702,113
Assurant, Inc. ...................... 60,491 12,029,240
Assured Guaranty Ltd. ................ 59,376 4,721,580
Axis Capital Holdings Ltd. .............. 92,475 7,361,935
Baldwin Insurance Group, Inc. (The) , Class A
(a)
(b)
............................ 72,451 3,608,060
Brighthouse Financial, Inc.
(a)
............ 79,631 3,585,784
Brown & Brown, Inc. .................. 270,145 27,987,022
Chubb Ltd. ........................ 415,909 119,943,996
Cincinnati Financial Corp. .............. 174,669 23,775,944
Security
Shares
Shares Value
Insurance (continued)
CNA Financial Corp. .................. 27,473 $ 1,344,529
CNO Financial Group, Inc. .............. 139,786 4,906,489
Donegal Group, Inc. , Class A ............ 48,449 714,138
Employers Holdings, Inc. ............... 19,655 942,850
Enstar Group Ltd.
(a)
.................. 15,148 4,871,445
Erie Indemnity Co. , Class A, NVS
(b)
........ 27,670 14,936,819
Everest Group Ltd. ................... 47,957 18,790,991
F&G Annuities & Life, Inc. .............. 20,487 916,179
Fidelity National Financial, Inc. , Class A ..... 259,376 16,096,875
First American Financial Corp. ........... 117,898 7,782,447
Fundamental Global, Inc.
(a)
............. 3,050 3,202
Genworth Financial, Inc. , Class A
(a)
........ 402,637 2,758,063
Globe Life, Inc. ..................... 100,490 10,642,896
Goosehead Insurance, Inc. , Class A
(a)(b)
..... 28,440 2,539,692
Hanover Insurance Group, Inc. (The) ...... 41,341 6,123,016
Hartford Financial Services Group, Inc. (The) . 333,273 39,196,238
HCI Group, Inc. ..................... 9,924 1,062,463
Heritage Insurance Holdings, Inc.
(a)(b)
....... 35,527 434,850
Horace Mann Educators Corp. ........... 20,403 713,085
James River Group Holdings Ltd. ......... 53,351 334,511
Kemper Corp. ...................... 69,346 4,247,442
Kinsale Capital Group, Inc.
(b)
............ 25,079 11,676,030
Lemonade, Inc.
(a)(b)
................... 68,595 1,131,132
Lincoln National Corp. ................ 164,472 5,182,513
Loews Corp. ....................... 201,118 15,898,378
Markel Group, Inc.
(a)
.................. 14,344 22,499,712
Marsh & McLennan Cos., Inc. ........... 534,216 119,178,247
MBIA, Inc.
(a)
....................... 58,954 210,466
Mercury General Corp. ................ 33,156 2,088,165
MetLife, Inc. ....................... 667,754 55,076,350
Old Republic International Corp. .......... 266,840 9,451,473
Oscar Health, Inc. , Class A
(a)
............ 218,614 4,636,803
Palomar Holdings, Inc.
(a)
............... 30,330 2,871,341
Primerica, Inc. ...................... 40,876 10,838,271
Principal Financial Group, Inc. ........... 234,316 20,127,744
ProAssurance Corp.
(a)
................. 35,368 531,935
Progressive Corp. (The) ............... 642,128 162,946,401
Prudential Financial, Inc. ............... 407,443 49,341,347
Reinsurance Group of America, Inc. ....... 73,274 15,964,206
RenaissanceRe Holdings Ltd.
(b)
.......... 56,750 15,458,700
RLI Corp. ......................... 44,718 6,930,396
Root, Inc. , Class A
(a)
.................. 12,659 478,257
Ryan Specialty Holdings, Inc. , Class A ...... 115,820 7,689,290
Safety Insurance Group, Inc. ............ 17,344 1,418,392
Selective Insurance Group, Inc. .......... 68,377 6,379,574
SiriusPoint Ltd.
(a)
.................... 117,009 1,677,909
Skyward Specialty Insurance Group, Inc.
(a)
... 42,220 1,719,621
Stewart Information Services Corp. ........ 16,242 1,213,927
Tiptree, Inc. ....................... 38,607 755,539
Travelers Cos., Inc. (The) .............. 252,022 59,003,391
Trupanion, Inc.
(a)(b)
................... 45,771 1,921,467
United Fire Group, Inc. ................ 22,961 480,574
Universal Insurance Holdings, Inc. ........ 32,168 712,843
Unum Group ....................... 165,559 9,840,827
White Mountains Insurance Group Ltd.
(b)
.... 2,833 4,805,335
Willis Towers Watson plc ............... 113,759 33,505,438
WR Berkley Corp. ................... 332,240 18,847,975
1,405,155,885
Interactive Media & Services — 5.5%
Alphabet, Inc. , Class A ................ 6,463,509 1,071,972,968
Alphabet, Inc. , Class C, NVS ............ 5,320,665 889,561,981
Bumble, Inc. , Class A
(a)(b)
............... 131,639 839,857
Cargurus, Inc. , Class A
(a)
............... 100,254 3,010,628
Cars.com, Inc.
(a)
..................... 78,533 1,316,213

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services (continued)
EverQuote, Inc. , Class A
(a)
.............. 21,989 $ 463,748
fuboTV, Inc.
(a)(b)
..................... 345,073 490,004
IAC, Inc.
(a)
......................... 79,830 4,296,451
Match Group, Inc.
(a)
.................. 288,218 10,906,169
MediaAlpha, Inc. , Class A
(a)(b)
............ 28,319 512,857
Meta Platforms, Inc. , Class A ............ 2,413,482 1,381,573,636
Nextdoor Holdings, Inc. , Class A
(a)
........ 284,413 705,344
Pinterest, Inc. , Class A
(a)(b)
.............. 666,221 21,565,574
QuinStreet, Inc.
(a)
.................... 69,186 1,323,528
Reddit, Inc. , Class A
(a)(b)
................ 90,099 5,939,326
Rumble, Inc. , Class A
(a)(b)
............... 101,662 544,908
Shutterstock, Inc. .................... 26,490 936,951
Snap, Inc. , Class A, NVS
(a)(b)
............ 1,175,865 12,581,755
TripAdvisor, Inc.
(a)
................... 126,843 1,837,955
Trump Media & Technology Group Corp.
(a)(b)
.. 79,438 1,276,569
Vimeo, Inc.
(a)
....................... 160,176 808,889
Yelp, Inc.
(a)
........................ 79,852 2,801,208
Ziff Davis, Inc.
(a)(b)
.................... 52,831 2,570,756
ZipRecruiter, Inc. , Class A
(a)(b)
............ 96,721 918,850
ZoomInfo Technologies, Inc.
(a)
........... 331,850 3,424,692
3,422,180,817
IT Services — 1.3%
Accenture plc , Class A ................ 689,083 243,577,059
Akamai Technologies, Inc.
(a)
............. 166,484 16,806,560
Amentum Holdings, Inc.
(a)
.............. 138,489 4,466,270
Applied Digital Corp.
(a)(b)
............... 28 231
ASGN, Inc.
(a)(b)
...................... 52,724 4,915,458
Backblaze, Inc. , Class A
(a)
.............. 51,738 330,606
BigCommerce Holdings, Inc.
(a)(b)
.......... 101,458 593,529
Cloudflare, Inc. , Class A
(a)
.............. 336,794 27,243,267
Cognizant Technology Solutions Corp. , Class A 537,987 41,521,837
Core Scientific, Inc.
(a)(b)
................ 291,365 3,455,589
Couchbase, Inc.
(a)
................... 39,723 640,335
DigitalOcean Holdings, Inc.
(a)(b)
........... 71,443 2,885,583
DXC Technology Co.
(a)(b)
............... 204,602 4,245,491
EPAM Systems, Inc.
(a)
................. 64,423 12,822,110
Fastly, Inc. , Class A
(a)(b)
................ 134,722 1,019,846
Gartner, Inc.
(a)
...................... 85,360 43,257,034
GoDaddy, Inc. , Class A
(a)
............... 155,840 24,432,595
Grid Dynamics Holdings, Inc. , Class A
(a)
..... 69,467 972,538
Hackett Group, Inc. (The) .............. 28,883 758,756
International Business Machines Corp. ..... 1,013,757 224,121,398
Kyndryl Holdings, Inc.
(a)
................ 260,428 5,984,635
MongoDB, Inc. , Class A
(a)(b)
............. 81,803 22,115,441
Okta, Inc. , Class A
(a)
.................. 179,526 13,345,963
Perficient, Inc.
(a)
..................... 39,181 2,957,382
Snowflake, Inc. , Class A
(a)
.............. 373,361 42,884,244
Squarespace, Inc. , Class A
(a)
............ 78,511 3,645,266
TE Connectivity plc .................. 334,007 50,431,717
Thoughtworks Holding, Inc.
(a)
............ 151,998 671,831
Twilio, Inc. , Class A
(a)
................. 180,845 11,794,711
VeriSign, Inc.
(a)
..................... 91,390 17,360,444
XTI Aerospace, Inc.
(a)
................. 1 —
829,257,726
Leisure Products — 0.1%
Acushnet Holdings Corp. ............... 32,120 2,047,650
Brunswick Corp. .................... 71,891 6,025,904
Funko, Inc. , Class A
(a)
................. 60,169 735,265
Hasbro, Inc. ....................... 145,062 10,490,884
Johnson Outdoors, Inc. , Class A .......... 9,167 331,845
Malibu Boats, Inc. , Class A
(a)
............ 4 155
MasterCraft Boat Holdings, Inc.
(a)
......... 29,047 528,946
Mattel, Inc.
(a)
....................... 375,804 7,159,066
Security
Shares
Shares Value
Leisure Products (continued)
Peloton Interactive, Inc. , Class A
(a)(b)
....... 410,348 $ 1,920,429
Polaris, Inc. ........................ 55,636 4,631,141
Smith & Wesson Brands, Inc. ............ 58,725 762,250
Sturm Ruger & Co., Inc. ............... 23,875 995,110
Topgolf Callaway Brands Corp.
(a)
......... 169,229 1,858,134
Vista Outdoor, Inc.
(a)
.................. 71,511 2,801,801
YETI Holdings, Inc.
(a)
................. 95,423 3,915,206
44,203,786
Life Sciences Tools & Services — 1.2%
10X Genomics, Inc. , Class A
(a)(b)
.......... 118,186 2,668,640
Adaptive Biotechnologies Corp.
(a)(b)
........ 117,700 602,624
Agilent Technologies, Inc. .............. 324,709 48,212,792
Avantor, Inc.
(a)(b)
..................... 755,168 19,536,196
Azenta, Inc.
(a)(b)
..................... 65,705 3,182,750
BioLife Solutions, Inc.
(a)(b)
............... 40,767 1,020,806
Bio-Rad Laboratories, Inc. , Class A
(a)(b)
..... 21,778 7,286,483
Bio-Techne Corp. .................... 175,054 13,992,066
Bruker Corp. ....................... 122,735 8,476,079
Charles River Laboratories International, Inc.
(a)
58,144 11,452,624
CryoPort, Inc.
(a)(b)
.................... 55,130 447,104
Cytek Biosciences, Inc.
(a)(b)
............. 102,414 567,374
Danaher Corp. ..................... 712,930 198,208,799
Fortrea Holdings, Inc.
(a)(b)
............... 92,995 1,859,900
Illumina, Inc.
(a)
...................... 177,856 23,194,201
IQVIA Holdings, Inc.
(a)
................. 191,931 45,481,889
Maravai LifeSciences Holdings, Inc. , Class A
(a)(b)
129,350 1,074,898
MaxCyte, Inc.
(a)
..................... 141,989 552,337
Medpace Holdings, Inc.
(a)
.............. 28,479 9,506,290
Mesa Laboratories, Inc. ............... 5,756 747,474
Mettler-Toledo International, Inc.
(a)
........ 23,676 35,506,897
Nautilus Biotechnology, Inc.
(a)
............ 137,888 392,981
OmniAb, Inc.
(a)(b)
.................... 112,358 475,274
OmniAb, Inc., 12.50 Earnout Shares
(a)(d)
..... 7,100 —
OmniAb, Inc., 15.00 Earnout Shares
(a)(d)
..... 7,100 —
Pacific Biosciences of California, Inc.
(a)(b)
.... 293,930 499,681
Quanterix Corp.
(a)
.................... 43,657 565,795
Repligen Corp.
(a)(b)
................... 58,379 8,687,963
Revvity, Inc.
(b)
...................... 138,389 17,679,195
Sotera Health Co.
(a)(b)
................. 167,604 2,798,987
Standard BioTools, Inc.
(a)(b)
.............. 287,286 554,462
Thermo Fisher Scientific, Inc. ............ 423,515 261,973,674
Waters Corp.
(a)
..................... 65,662 23,631,097
West Pharmaceutical Services, Inc. ....... 81,244 24,386,199
775,223,531
Machinery — 1.9%
3D Systems Corp.
(a)(b)
................. 162,848 462,488
AGCO Corp. ....................... 68,245 6,678,456
Alamo Group, Inc. ................... 11,183 2,014,394
Albany International Corp. , Class A ........ 38,200 3,394,070
Allison Transmission Holdings, Inc. ........ 96,003 9,223,008
Astec Industries, Inc. ................. 23,696 756,850
Atmus Filtration Technologies, Inc. ........ 94,688 3,553,641
Barnes Group, Inc. ................... 56,309 2,275,447
Blue Bird Corp.
(a)(b)
................... 35,690 1,711,692
Caterpillar, Inc. ..................... 537,261 210,133,522
Chart Industries, Inc.
(a)(b)
............... 47,736 5,925,947
CNH Industrial NV ................... 964,254 10,703,219
Columbus McKinnon Corp. ............. 39,454 1,420,344
Crane Co. ......................... 54,041 8,553,610
Cummins, Inc. ...................... 151,339 49,002,055
Deere & Co. ....................... 283,353 118,251,708
Desktop Metal, Inc. , Class A
(a)(b)
.......... 36,089 168,536
Donaldson Co., Inc. .................. 130,042 9,584,095

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Douglas Dynamics, Inc. ............... 28,191 $ 777,508
Dover Corp. ....................... 150,856 28,925,129
Energy Recovery, Inc.
(a)(b)
.............. 70,189 1,220,587
Enerpac Tool Group Corp. , Class A ........ 62,248 2,607,569
Enpro, Inc. ........................ 23,530 3,816,095
Esab Corp. ........................ 65,268 6,938,641
ESCO Technologies, Inc. .............. 29,504 3,805,426
Federal Signal Corp. ................. 68,285 6,381,916
Flowserve Corp. .................... 149,592 7,732,410
Fortive Corp. ....................... 391,094 30,869,049
Franklin Electric Co., Inc. .............. 44,740 4,689,647
Gates Industrial Corp. plc
(a)
............. 251,846 4,419,897
Gorman-Rupp Co. (The) ............... 32,727 1,274,717
Graco, Inc. ........................ 185,299 16,215,516
Greenbrier Cos., Inc. (The) ............. 35,001 1,781,201
Helios Technologies, Inc. ............... 39,460 1,882,242
Hillenbrand, Inc. .................... 79,381 2,206,792
Hillman Solutions Corp.
(a)
.............. 216,036 2,281,340
Hyster-Yale, Inc. , Class A .............. 11,230 716,137
IDEX Corp. ........................ 82,600 17,717,700
Illinois Tool Works, Inc. ................ 289,903 75,974,879
Ingersoll Rand, Inc.
(b)
................. 448,072 43,982,748
ITT, Inc. .......................... 90,549 13,537,981
John Bean Technologies Corp. ........... 36,802 3,625,365
Kadant, Inc.
(b)
...................... 14,000 4,732,000
Kennametal, Inc. .................... 89,005 2,307,900
Lincoln Electric Holdings, Inc. ........... 62,850 12,068,457
Lindsay Corp. ...................... 13,624 1,698,095
Luxfer Holdings plc .................. 52,286 677,104
Manitowoc Co., Inc. (The)
(a)
............. 48,196 463,646
Middleby Corp. (The)
(a)(b)
............... 59,693 8,305,087
Miller Industries, Inc. ................. 13,645 832,345
Mueller Industries, Inc. ................ 122,554 9,081,251
Mueller Water Products, Inc. , Class A ...... 176,710 3,834,607
Nikola Corp.
(a)(b)
..................... 54,717 250,604
Nordson Corp. ...................... 59,983 15,753,335
Omega Flex, Inc. .................... 5,909 294,977
Oshkosh Corp. ..................... 69,870 7,001,673
Otis Worldwide Corp. ................. 439,618 45,693,895
PACCAR, Inc. ...................... 579,108 57,146,377
Parker-Hannifin Corp. ................. 142,495 90,031,191
Pentair plc ........................ 180,742 17,674,760
Proto Labs, Inc.
(a)
.................... 29,364 862,421
RBC Bearings, Inc.
(a)(b)
................ 31,987 9,576,268
REV Group, Inc. .................... 49,820 1,397,949
Shyft Group, Inc. (The) ................ 39,125 491,019
Snap-on, Inc. ...................... 57,872 16,766,097
SPX Technologies, Inc.
(a)
............... 51,664 8,238,341
Standex International Corp.
(b)
............ 15,613 2,853,744
Stanley Black & Decker, Inc. ............ 173,639 19,122,863
Symbotic, Inc. , Class A
(a)(b)
.............. 38,334 934,966
Tennant Co. ....................... 20,840 2,001,474
Terex Corp. ........................ 79,584 4,210,789
Timken Co. (The) .................... 71,533 6,029,517
Titan International, Inc.
(a)
............... 65,957 536,230
Toro Co. (The) ...................... 116,644 10,116,534
Trinity Industries, Inc. ................. 98,262 3,423,448
Wabash National Corp. ................ 52,011 998,091
Watts Water Technologies, Inc. , Class A ..... 29,578 6,128,266
Westinghouse Air Brake Technologies Corp. .. 193,506 35,173,586
Xylem, Inc. ........................ 269,898 36,444,327
1,170,346,808
Security
Shares
Shares Value
Marine Transportation — 0.0%
Genco Shipping & Trading Ltd. ........... 54,915 $ 1,070,843
Kirby Corp.
(a)
....................... 65,765 8,051,609
Matson, Inc. ....................... 38,734 5,524,243
14,646,695
Media — 0.6%
Altice USA, Inc. , Class A
(a)(b)
............. 308,595 759,144
Boston Omaha Corp. , Class A
(a)(b)
......... 49,420 734,875
Cable One, Inc. ..................... 5,674 1,984,708
Cardlytics, Inc.
(a)(b)
................... 41,094 131,501
Charter Communications, Inc. , Class A
(a)
.... 107,529 34,847,998
Clear Channel Outdoor Holdings, Inc.
(a)
..... 459,092 734,547
Comcast Corp. , Class A ............... 4,288,593 179,134,530
EchoStar Corp. , Class A
(a)(b)
............. 134,594 3,340,623
EW Scripps Co. (The) , Class A
(a)
......... 92,062 206,679
Fox Corp. , Class A, NVS
(b)
.............. 262,014 11,091,053
Fox Corp. , Class B ................... 122,487 4,752,495
Gannett Co., Inc.
(a)(b)
.................. 151,827 853,268
Gray Television, Inc. .................. 90,817 486,779
Ibotta, Inc. , Class A
(a)(b)
................ 9,071 558,864
Integral Ad Science Holding Corp.
(a)
....... 73,282 792,178
Interpublic Group of Cos., Inc. (The) ....... 419,216 13,259,802
John Wiley & Sons, Inc. , Class A ......... 49,207 2,374,238
Liberty Broadband Corp. , Class A
(a)
........ 19,733 1,515,889
Liberty Broadband Corp. , Class C, NVS
(a)(b)
.. 125,140 9,672,071
Magnite, Inc.
(a)
...................... 28 388
National CineMedia, Inc.
(a)(b)
............. 122,423 863,082
New York Times Co. (The) , Class A ........ 178,976 9,963,594
News Corp. , Class A, NVS ............. 418,836 11,153,603
News Corp. , Class B
(b)
................ 127,075 3,551,746
Nexstar Media Group, Inc. .............. 32,992 5,455,227
Omnicom Group, Inc. ................. 214,721 22,200,004
Paramount Global , Class B, NVS ......... 680,565 7,227,600
PubMatic, Inc. , Class A
(a)
............... 51,513 765,998
Scholastic Corp. .................... 33,248 1,064,269
Sinclair, Inc. , Class A ................. 48,315 739,220
Sirius XM Holdings, Inc.
(b)
.............. 287,217 6,792,682
Stagwell, Inc. , Class A
(a)(b)
.............. 122,031 856,658
TechTarget, Inc.
(a)
.................... 30,616 748,561
TEGNA, Inc. ....................... 178,224 2,812,375
Thryv Holdings, Inc.
(a)(b)
................ 33,603 578,980
Trade Desk, Inc. (The) , Class A
(a)(b)
........ 495,174 54,295,829
WideOpenWest, Inc.
(a)
................ 77,391 406,303
396,707,361
Metals & Mining — 0.5%
Alcoa Corp. ........................ 289,110 11,153,864
Alpha Metallurgical Resources, Inc. ....... 12,250 2,893,205
Arch Resources, Inc. , Class A ........... 20,707 2,860,879
ATI, Inc.
(a)(b)
........................ 141,687 9,480,277
Carpenter Technology Corp. ............ 54,654 8,721,685
Century Aluminum Co.
(a)
............... 57,471 932,754
Cleveland-Cliffs, Inc.
(a)(b)
............... 540,140 6,897,588
Coeur Mining, Inc.
(a)(b)
................. 453,087 3,117,239
Commercial Metals Co. ................ 121,057 6,653,293
Compass Minerals International, Inc. ....... 39,850 478,997
Freeport-McMoRan, Inc. ............... 1,597,493 79,746,851
Gatos Silver, Inc.
(a)
................... 49,530 746,912
Haynes International, Inc. .............. 21,524 1,281,539
Hecla Mining Co. .................... 696,743 4,647,276
Ivanhoe Electric, Inc.
(a)(b)
............... 102,394 866,253
Kaiser Aluminum Corp. ................ 20,420 1,480,858
Materion Corp. ..................... 23,654 2,645,936
McEwen Mining, Inc.
(a)(b)
............... 46,312 430,702
Metallus, Inc.
(a)
..................... 56,554 838,696

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
MP Materials Corp. , Class A
(a)(b)
.......... 151,621 $ 2,676,111
Newmont Corp. ..................... 1,276,373 68,222,137
Nucor Corp. ....................... 262,956 39,532,805
Olympic Steel, Inc. ................... 10,171 396,669
Radius Recycling, Inc. , Class A .......... 29,423 545,502
Ramaco Resources, Inc. , Class A ......... 45,606 533,590
Reliance, Inc. ...................... 60,462 17,486,215
Royal Gold, Inc. ..................... 71,796 10,072,979
Ryerson Holding Corp. ................ 33,252 662,047
Steel Dynamics, Inc. .................. 157,646 19,876,008
SunCoke Energy, Inc. ................. 108,524 941,988
United States Steel Corp. .............. 251,650 8,890,794
Warrior Met Coal, Inc.
(b)
................ 59,434 3,797,833
Worthington Steel, Inc. ................ 34,997 1,190,248
320,699,730
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp. ............... 864,764 9,045,431
Annaly Capital Management, Inc. ......... 561,743 11,274,182
Apollo Commercial Real Estate Finance, Inc. . 140,296 1,289,320
Arbor Realty Trust, Inc.
(b)
............... 190,696 2,967,230
Ares Commercial Real Estate Corp. ....... 91,523 640,661
ARMOUR Residential REIT, Inc. .......... 54,561 1,113,044
Blackstone Mortgage Trust, Inc. , Class A .... 184,055 3,498,886
BrightSpire Capital, Inc. , Class A ......... 203,211 1,137,982
Chimera Investment Corp. .............. 92,842 1,469,689
Claros Mortgage Trust, Inc. ............. 133,685 1,001,301
Dynex Capital, Inc. ................... 20 255
Ellington Financial, Inc. ................ 91,869 1,184,191
Franklin BSP Realty Trust, Inc. ........... 99,000 1,292,940
Granite Point Mortgage Trust, Inc. ........ 125,811 398,821
Invesco Mortgage Capital, Inc. ........... 63,514 596,397
KKR Real Estate Finance Trust, Inc. ....... 71,561 883,778
Ladder Capital Corp. , Class A ........... 124,133 1,439,943
MFA Financial, Inc. ................... 112,742 1,434,078
New York Mortgage Trust, Inc. ........... 101,731 643,957
Orchid Island Capital, Inc. .............. 122,833 1,009,687
PennyMac Mortgage Investment Trust ...... 95,764 1,365,595
Ready Capital Corp. .................. 36 275
Redwood Trust, Inc. .................. 173,387 1,340,282
Rithm Capital Corp. .................. 521,699 5,921,284
Starwood Property Trust, Inc. ............ 332,027 6,766,710
TPG RE Finance Trust, Inc. ............. 76,842 655,462
Two Harbors Investment Corp. ........... 117,764 1,634,564
60,005,945
Multi-Utilities — 0.6%
Ameren Corp. ...................... 291,292 25,476,398
Avista Corp. ....................... 84,292 3,266,315
Black Hills Corp. .................... 71,699 4,382,243
CenterPoint Energy, Inc. ............... 725,873 21,355,184
CMS Energy Corp. ................... 313,226 22,123,152
Consolidated Edison, Inc. .............. 377,805 39,340,835
Dominion Energy, Inc. ................. 927,895 53,623,052
DTE Energy Co. .................... 229,534 29,474,461
NiSource, Inc. ...................... 498,063 17,257,883
Northwestern Energy Group, Inc. ......... 79,655 4,557,859
Public Service Enterprise Group, Inc. ...... 555,973 49,598,351
Sempra .......................... 703,296 58,816,645
Unitil Corp. ........................ 23,459 1,421,146
WEC Energy Group, Inc. ............... 341,878 32,881,826
363,575,350
Office REITs — 0.1%
Brandywine Realty Trust ............... 182,229 991,326
BXP, Inc. ......................... 157,498 12,672,289
Security
Shares
Shares Value
Office REITs (continued)
COPT Defense Properties .............. 125,015 $ 3,791,705
Cousins Properties, Inc. ............... 169,535 4,997,892
Douglas Emmett, Inc. ................. 171,842 3,019,264
Easterly Government Properties, Inc. ...... 148,411 2,015,422
Equity Commonwealth
(a)
............... 119,822 2,384,458
Highwoods Properties, Inc. ............. 117,932 3,951,901
Hudson Pacific Properties, Inc. ........... 168,340 804,665
JBG SMITH Properties ................ 90,827 1,587,656
Kilroy Realty Corp. ................... 118,566 4,588,504
NET Lease Office Properties
(b)
........... 21,618 661,943
Orion Office REIT, Inc. ................ 139,455 557,820
Paramount Group, Inc. ................ 207,765 1,022,204
Peakstone Realty Trust , Class E ......... 45,502 620,192
Piedmont Office Realty Trust, Inc. , Class A ... 136,011 1,373,711
Postal Realty Trust, Inc. , Class A ......... 50,197 734,884
SL Green Realty Corp. ................ 71,421 4,971,616
Vornado Realty Trust ................. 178,270 7,023,838
57,771,290
Oil, Gas & Consumable Fuels — 3.1%
Antero Midstream Corp. ............... 408,938 6,154,517
Antero Resources Corp.
(a)
.............. 327,723 9,389,264
APA Corp. ........................ 397,532 9,723,633
Berry Corp. ........................ 85,095 437,388
California Resources Corp. ............. 70,746 3,712,043
Calumet, Inc.
(a)
..................... 77,311 1,377,682
Centrus Energy Corp. , Class A
(a)(b)
........ 15,625 857,031
Cheniere Energy, Inc. ................. 247,790 44,562,554
Chesapeake Energy Corp. ............. 126,062 10,368,599
Chevron Corp. ...................... 1,869,718 275,353,370
Chord Energy Corp. .................. 65,932 8,586,324
Civitas Resources, Inc. ................ 99,048 5,018,762
Clean Energy Fuels Corp.
(a)(b)
............ 251,869 783,313
CNX Resources Corp.
(a)(b)
.............. 165,584 5,393,071
Comstock Resources, Inc. .............. 121,131 1,348,188
ConocoPhillips ..................... 1,286,400 135,432,192
CONSOL Energy, Inc. ................. 29,347 3,071,164
Coterra Energy, Inc. .................. 833,954 19,973,198
Crescent Energy, Inc. , Class A ........... 185,162 2,027,524
CVR Energy, Inc. .................... 36,511 840,848
Delek US Holdings, Inc. ............... 80,021 1,500,394
Devon Energy Corp. .................. 701,704 27,450,660
Diamondback Energy, Inc. .............. 209,799 36,169,348
Dorian LPG Ltd. ..................... 36,327 1,250,375
DT Midstream, Inc. ................... 107,631 8,466,254
EOG Resources, Inc. ................. 612,708 75,320,194
EQT Corp. ........................ 666,755 24,429,903
Excelerate Energy, Inc. , Class A .......... 35,078 772,067
Exxon Mobil Corp. ................... 4,925,123 577,322,918
Gevo, Inc.
(a)(b)
...................... 509,457 830,415
Green Plains, Inc.
(a)(b)
................. 22,860 309,524
Gulfport Energy Corp.
(a)
............... 10,410 1,575,554
Harvest Natural Resources, Inc.
(a)(d)
........ 8,626 —
Hess Corp. ........................ 306,226 41,585,491
HF Sinclair Corp. .................... 169,421 7,551,094
International Seaways, Inc. ............. 44,718 2,305,660
Kinder Morgan, Inc. .................. 2,155,580 47,616,762
Kinetik Holdings, Inc. , Class A ........... 41,916 1,897,118
Kosmos Energy Ltd.
(a)
................. 518,188 2,088,298
Magnolia Oil & Gas Corp. , Class A ........ 201,152 4,912,132
Marathon Oil Corp. ................... 628,113 16,726,649
Marathon Petroleum Corp. ............. 367,467 59,864,049
Matador Resources Co. ............... 128,222 6,336,731
Murphy Oil Corp. .................... 163,317 5,510,316
New Fortress Energy, Inc. , Class A
(b)
....... 75,534 686,604

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
26
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
NextDecade Corp.
(a)(b)
................. 168,517 $ 793,715
Northern Oil & Gas, Inc. ............... 113,034 4,002,534
Occidental Petroleum Corp. ............. 750,282 38,669,534
ONEOK, Inc. ....................... 649,342 59,174,536
Ovintiv, Inc. ........................ 294,308 11,274,939
Par Pacific Holdings, Inc.
(a)
............. 59,773 1,052,005
PBF Energy, Inc. , Class A .............. 111,395 3,447,675
Peabody Energy Corp. ................ 140,767 3,735,956
Permian Resources Corp. , Class A ........ 696,056 9,473,322
Phillips 66 ......................... 463,517 60,929,310
Range Resources Corp. ............... 277,641 8,540,237
REX American Resources Corp.
(a)
........ 17,348 803,039
Sable Offshore Corp. , Class A
(a)
.......... 49,179 1,162,100
SandRidge Energy, Inc. ............... 49,468 604,994
Sitio Royalties Corp. , Class A ............ 99,659 2,076,894
SM Energy Co. ..................... 136,812 5,468,376
Southwestern Energy Co.
(a)
............. 1,241,315 8,825,750
Talos Energy, Inc.
(a)(b)
................. 159,754 1,653,454
Targa Resources Corp. ................ 244,881 36,244,837
Tellurian, Inc.
(a)
..................... 968,682 937,684
Texas Pacific Land Corp. ............... 20,624 18,246,878
Uranium Energy Corp.
(a)(b)
.............. 470,388 2,921,109
VAALCO Energy, Inc. ................. 118,173 678,313
Valero Energy Corp. .................. 353,984 47,798,460
Viper Energy, Inc. , Class A ............. 121,503 5,481,000
Vital Energy, Inc.
(a)(b)
.................. 29,774 800,921
Vitesse Energy, Inc. .................. 34,119 819,538
W&T Offshore, Inc. ................... 154,106 331,328
Williams Cos., Inc. (The) ............... 1,353,361 61,780,930
World Kinect Corp. ................... 79,335 2,452,245
1,897,070,788
Paper & Forest Products — 0.0%
Clearwater Paper Corp.
(a)(b)
............. 19,589 559,070
Louisiana-Pacific Corp. ................ 67,616 7,266,015
Mercer International, Inc. ............... 71,901 486,770
Sylvamo Corp. ..................... 39,154 3,361,371
11,673,226
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(a)
................ 141,754 6,408,698
Allegiant Travel Co. .................. 18,020 992,181
American Airlines Group, Inc.
(a)
........... 742,121 8,341,440
Delta Air Lines, Inc. .................. 705,086 35,811,318
Frontier Group Holdings, Inc.
(a)(b)
.......... 68,831 368,246
JetBlue Airways Corp.
(a)(b)
.............. 361,779 2,373,270
Joby Aviation, Inc. , Class A
(a)(b)
........... 519,487 2,613,020
SkyWest, Inc.
(a)(b)
.................... 48,112 4,090,482
Southwest Airlines Co. ................ 661,293 19,594,112
Spirit Airlines, Inc.
(b)
.................. 119,489 286,774
Sun Country Airlines Holdings, Inc.
(a)(b)
...... 41,301 462,984
United Airlines Holdings, Inc.
(a)
........... 362,697 20,695,491
102,038,016
Personal Care Products — 0.2%
Beauty Health Co. (The) , Class A
(a)(b)
....... 116,122 167,216
BellRing Brands, Inc.
(a)
................ 141,887 8,615,379
Coty, Inc. , Class A
(a)
.................. 427,950 4,018,450
Edgewell Personal Care Co. ............ 59,463 2,160,885
elf Beauty, Inc.
(a)(b)
................... 61,774 6,735,219
Estee Lauder Cos., Inc. (The) , Class A ..... 260,730 25,992,174
Herbalife Ltd.
(a)(b)
.................... 118,367 851,059
Honest Co., Inc. (The)
(a)
............... 156,353 558,180
Inter Parfums, Inc. ................... 21,010 2,720,375
Kenvue, Inc. ....................... 2,128,407 49,230,054
Nu Skin Enterprises, Inc. , Class A ......... 59,376 437,601
Security
Shares
Shares Value
Personal Care Products (continued)
Olaplex Holdings, Inc.
(a)
............... 216,557 $ 508,909
USANA Health Sciences, Inc.
(a)
.......... 19,368 734,434
102,729,935
Pharmaceuticals — 3.3%
Amneal Pharmaceuticals, Inc. , Class A
(a)(b)
... 174,688 1,453,404
Amphastar Pharmaceuticals, Inc.
(a)
........ 41,954 2,036,028
ANI Pharmaceuticals, Inc.
(a)(b)
............ 24,107 1,438,224
Arvinas, Inc.
(a)(b)
..................... 81,919 2,017,665
Atea Pharmaceuticals, Inc.
(a)
............ 163,749 548,559
Axsome Therapeutics, Inc.
(a)
............ 47,821 4,297,673
Bristol-Myers Squibb Co. ............... 2,244,977 116,155,110
Cassava Sciences, Inc.
(a)(b)
............. 58,879 1,732,809
Catalent, Inc.
(a)
..................... 201,153 12,183,837
Collegium Pharmaceutical, Inc.
(a)(b)
........ 38,147 1,474,000
Corcept Therapeutics, Inc.
(a)(b)
........... 105,136 4,865,694
Edgewise Therapeutics, Inc.
(a)
........... 77,164 2,059,507
Elanco Animal Health, Inc.
(a)
............. 563,483 8,277,565
Eli Lilly & Co. ...................... 871,489 772,086,965
Enliven Therapeutics, Inc.
(a)(b)
............ 34,967 893,057
Esperion Therapeutics, Inc.
(a)(b)
........... 235,666 388,849
Evolus, Inc.
(a)
...................... 62,521 1,012,840
EyePoint Pharmaceuticals, Inc.
(a)
......... 39,651 316,812
Fulcrum Therapeutics, Inc.
(a)
............ 10 36
Harmony Biosciences Holdings, Inc.
(a)(b)
..... 39,226 1,569,040
Harrow, Inc.
(a)(b)
..................... 31,949 1,436,427
Impact BioMedical, Inc., (Acquired 07/07/23,
cost $2)
(a)(f)
...................... 360 720
Innoviva, Inc.
(a)(b)
.................... 72,639 1,402,659
Intra-Cellular Therapies, Inc.
(a)
........... 112,823 8,255,259
Jazz Pharmaceuticals plc
(a)
............. 67,851 7,559,280
Johnson & Johnson .................. 2,659,233 430,955,300
Ligand Pharmaceuticals, Inc.
(a)(b)
.......... 20,201 2,021,918
Liquidia Corp.
(a)(b)
.................... 73,038 730,380
Longboard Pharmaceuticals, Inc.
(a)(b)
....... 40,049 1,334,833
Marinus Pharmaceuticals, Inc.
(a)(b)
......... 80,327 141,376
Merck & Co., Inc. .................... 2,800,875 318,067,365
Mind Medicine MindMed, Inc.
(a)(b)
......... 91,269 519,321
Neumora Therapeutics, Inc.
(a)
............ 100,249 1,324,289
Nuvation Bio, Inc. , Class A
(a)
............ 218,536 500,447
Ocular Therapeutix, Inc.
(a)(b)
............. 158,946 1,382,830
Organon & Co. ..................... 288,690 5,522,640
Pacira BioSciences, Inc.
(a)
.............. 59,768 899,508
Perrigo Co. plc ..................... 149,569 3,923,195
Pfizer, Inc. ........................ 6,291,744 182,083,071
Phathom Pharmaceuticals, Inc.
(a)(b)
........ 47,256 854,389
Phibro Animal Health Corp. , Class A ....... 41,043 924,288
Pliant Therapeutics, Inc.
(a)
.............. 65,997 739,826
Prestige Consumer Healthcare, Inc.
(a)
...... 58,973 4,251,953
Revance Therapeutics, Inc.
(a)
............ 106,909 554,858
Royalty Pharma plc , Class A ............ 436,913 12,360,269
Scilex Holding Co., (Acquired 01/06/23, cost
$526,994)
(a)(b)(f)
................... 50,286 44,906
SIGA Technologies, Inc. ............... 53,228 359,289
Supernus Pharmaceuticals, Inc.
(a)(b)
........ 60,478 1,885,704
Tarsus Pharmaceuticals, Inc.
(a)(b)
.......... 38,037 1,251,037
Terns Pharmaceuticals, Inc.
(a)
............ 66,611 555,536
Theravance Biopharma, Inc.
(a)(b)
.......... 85,260 687,196
Viatris, Inc. ........................ 1,346,589 15,633,898
WaVe Life Sciences Ltd.
(a)(b)
............. 117,130 960,466
Xeris Biopharma Holdings, Inc.
(a)
......... 234,351 667,900
Zevra Therapeutics, Inc.
(a)(b)
............. 82,320 571,301
Zoetis, Inc. , Class A .................. 502,905 98,257,579
2,043,428,887

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services — 0.9%
Alight, Inc. , Class A
(a)(b)
................ 513,089 $ 3,796,859
Automatic Data Processing, Inc. .......... 451,134 124,842,312
Barrett Business Services, Inc. ........... 38,260 1,435,133
Booz Allen Hamilton Holding Corp. ........ 141,243 22,988,711
Broadridge Financial Solutions, Inc. ....... 129,537 27,854,341
CACI International, Inc. , Class A
(a)
........ 24,328 12,274,936
CBIZ, Inc.
(a)
........................ 54,952 3,697,720
Clarivate plc
(a)
...................... 491,656 3,490,758
Concentrix Corp. .................... 52,504 2,690,830
Conduent, Inc.
(a)
.................... 256,598 1,034,090
CRA International, Inc. ................ 9,811 1,720,064
CSG Systems International, Inc. .......... 31,152 1,515,545
Dayforce, Inc.
(a)(b)
.................... 173,836 10,647,455
Dun & Bradstreet Holdings, Inc. .......... 348,749 4,014,101
Equifax, Inc. ....................... 137,537 40,416,623
ExlService Holdings, Inc.
(a)
............. 183,391 6,996,367
Exponent, Inc. ...................... 56,386 6,500,178
First Advantage Corp.
(a)
................ 74,836 1,485,495
Forrester Research, Inc.
(a)(b)
............. 18,771 338,066
Franklin Covey Co.
(a)
................. 18,915 777,974
FTI Consulting, Inc.
(a)
................. 39,330 8,949,935
Genpact Ltd. ....................... 183,435 7,192,486
Heidrick & Struggles International, Inc. ..... 32,872 1,277,406
Huron Consulting Group, Inc.
(a)
........... 18,722 2,035,081
ICF International, Inc. ................. 19,779 3,298,939
Innodata, Inc.
(a)(b)
.................... 33,643 564,193
Insperity, Inc. ....................... 38,804 3,414,752
Jacobs Solutions, Inc. ................. 138,489 18,128,210
KBR, Inc. ......................... 153,147 9,974,464
Kelly Services, Inc. , Class A, NVS ........ 49,991 1,070,307
Kforce, Inc. ........................ 23,817 1,463,555
Korn Ferry ........................ 59,491 4,476,103
Legalzoom.com, Inc.
(a)
................ 151,221 960,253
Leidos Holdings, Inc. ................. 149,745 24,408,435
ManpowerGroup, Inc. ................. 56,204 4,132,118
Maximus, Inc. ...................... 61,893 5,765,952
NV5 Global, Inc.
(a)
................... 13,881 1,297,596
Parsons Corp.
(a)(b)
.................... 51,351 5,324,072
Paychex, Inc. ...................... 352,478 47,299,023
Paycom Software, Inc. ................ 55,147 9,185,836
Paycor HCM, Inc.
(a)
.................. 102,100 1,448,799
Paylocity Holding Corp.
(a)
.............. 48,093 7,933,902
Planet Labs PBC , Class A
(a)(b)
............ 200,256 446,571
Resources Connection, Inc. ............. 39,388 382,064
Robert Half, Inc. .................... 113,604 7,658,046
Science Applications International Corp. .... 55,776 7,767,923
SS&C Technologies Holdings, Inc. ........ 235,950 17,509,849
Sterling Check Corp.
(a)(b)
............... 43,280 723,642
TransUnion ........................ 217,154 22,736,024
TriNet Group, Inc. ................... 35,182 3,411,598
TrueBlue, Inc.
(a)
..................... 40,316 318,093
TTEC Holdings, Inc. .................. 36,527 214,413
UL Solutions, Inc. , Class A
(b)
............ 65,878 3,247,785
Upwork, Inc.
(a)
...................... 147,296 1,539,243
Verisk Analytics, Inc. .................. 156,953 42,057,126
Verra Mobility Corp. , Class A
(a)(b)
.......... 189,439 5,268,298
Willdan Group, Inc.
(a)
................. 15,426 631,695
562,031,345
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.
(a)
............ 125,715 638,632
CBRE Group, Inc. , Class A
(a)
............ 333,300 41,489,184
Compass, Inc. , Class A
(a)
............... 471,659 2,881,837
CoStar Group, Inc.
(a)
.................. 456,221 34,417,312
Cushman & Wakefield plc
(a)
............. 163,287 2,225,602
Security
Shares
Shares Value
Real Estate Management & Development (continued)
DigitalBridge Group, Inc. , Class A ......... 38 $ 537
eXp World Holdings, Inc.
(b)
.............. 85,005 1,197,720
Forestar Group, Inc.
(a)
................. 23,952 775,326
FRP Holdings, Inc.
(a)(b)
................. 18,310 546,737
Howard Hughes Holdings, Inc.
(a)(b)
......... 37,549 2,907,419
Jones Lang LaSalle, Inc.
(a)
.............. 52,691 14,216,559
Kennedy-Wilson Holdings, Inc. ........... 146,871 1,622,925
Marcus & Millichap, Inc. ............... 28,900 1,145,307
Newmark Group, Inc. , Class A ........... 174,105 2,703,851
Opendoor Technologies, Inc.
(a)(b)
.......... 662,546 1,325,092
RE/MAX Holdings, Inc. , Class A
(a)
......... 40,165 500,054
Redfin Corp.
(a)(b)
..................... 137,829 1,726,997
RMR Group, Inc. (The) , Class A .......... 23,170 588,055
Seritage Growth Properties , Class A
(a)
...... 61,353 285,291
St. Joe Co. (The) .................... 42,539 2,480,449
Tejon Ranch Co.
(a)
................... 40,266 706,668
Zillow Group, Inc. , Class A
(a)(b)
........... 63,374 3,924,752
Zillow Group, Inc. , Class C, NVS
(a)(b)
....... 164,824 10,524,012
128,830,318
Residential REITs — 0.3%
American Homes 4 Rent , Class A ......... 345,708 13,271,730
Apartment Investment & Management Co. ,
Class A
(a)
....................... 165,759 1,498,461
AvalonBay Communities, Inc. ........... 156,684 35,293,071
Camden Property Trust ................ 115,912 14,318,609
Centerspace ....................... 18,706 1,318,212
Elme Communities ................... 119,401 2,100,264
Equity LifeStyle Properties, Inc. .......... 202,148 14,421,238
Equity Residential ................... 371,818 27,685,568
Essex Property Trust, Inc. .............. 70,094 20,707,169
Independence Realty Trust, Inc. .......... 259,547 5,320,714
Invitation Homes, Inc. ................. 637,821 22,489,568
Mid-America Apartment Communities, Inc. ... 128,844 20,473,312
NexPoint Residential Trust, Inc. .......... 31,062 1,367,039
Sun Communities, Inc. ................ 128,984 17,432,188
UDR, Inc. ......................... 327,148 14,832,890
UMH Properties, Inc. ................. 71,765 1,411,618
Veris Residential, Inc. ................. 98,542 1,759,960
215,701,611
Retail REITs — 0.4%
Acadia Realty Trust
(b)
................. 144,418 3,390,935
Agree Realty Corp. .................. 103,772 7,817,145
Alexander's, Inc. .................... 2,331 564,941
Brixmor Property Group, Inc. ............ 327,084 9,112,560
CBL & Associates Properties, Inc. ......... 37,902 955,130
Federal Realty Investment Trust .......... 80,844 9,294,635
Getty Realty Corp. ................... 61,161 1,945,531
InvenTrust Properties Corp. ............. 86,702 2,459,736
Kimco Realty Corp. .................. 748,576 17,381,935
Kite Realty Group Trust ................ 245,104 6,509,962
Macerich Co. (The) .................. 254,366 4,639,636
NETSTREIT Corp. ................... 96,552 1,596,005
NNN REIT, Inc. ..................... 195,166 9,463,599
Phillips Edison & Co., Inc. .............. 127,769 4,818,169
Realty Income Corp. .................. 961,944 61,006,488
Regency Centers Corp. ............... 174,786 12,624,793
Retail Opportunity Investments Corp. ...... 162,407 2,554,662
Saul Centers, Inc. ................... 25,054 1,051,266
Simon Property Group, Inc. ............. 343,060 57,984,001
SITE Centers Corp. .................. 50,723 3,068,742
Tanger, Inc. ........................ 124,294 4,124,075
Urban Edge Properties ................ 130,265 2,786,368

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs (continued)
Whitestone REIT .................... 52,087 $ 704,737
225,855,051
Semiconductors & Semiconductor Equipment — 10.0%
ACM Research, Inc. , Class A
(a)(b)
.......... 56,998 1,157,059
Advanced Micro Devices, Inc.
(a)
.......... 1,795,232 294,561,667
Aehr Test Systems
(a)(b)
................. 30,331 389,753
Allegro MicroSystems, Inc.
(a)(b)
........... 169,319 3,945,133
Alpha & Omega Semiconductor Ltd.
(a)
...... 29,843 1,107,772
Ambarella, Inc.
(a)
.................... 42,961 2,423,215
Amkor Technology, Inc. ................ 116,029 3,550,487
Analog Devices, Inc. .................. 548,953 126,352,512
Applied Materials, Inc. ................ 917,603 185,401,686
Astera Labs, Inc.
(a)(b)
.................. 23,702 1,241,748
Axcelis Technologies, Inc.
(a)(b)
............ 36,209 3,796,514
Broadcom, Inc. ..................... 5,138,239 886,346,228
CEVA, Inc.
(a)
....................... 33,026 797,578
Cirrus Logic, Inc.
(a)(b)
.................. 58,454 7,260,571
Cohu, Inc.
(a)
....................... 52,479 1,348,710
Credo Technology Group Holding Ltd.
(a)
..... 158,710 4,888,268
Diodes, Inc.
(a)
...................... 51,205 3,281,728
Enphase Energy, Inc.
(a)
................ 151,197 17,088,285
Entegris, Inc. ....................... 166,837 18,774,168
First Solar, Inc.
(a)
.................... 119,172 29,726,264
FormFactor, Inc.
(a)(b)
.................. 88,392 4,066,032
Ichor Holdings Ltd.
(a)
.................. 45,608 1,450,791
Impinj, Inc.
(a)(b)
...................... 26,442 5,725,222
indie Semiconductor, Inc. , Class A
(a)(b)
...... 168,295 671,497
Intel Corp. ........................ 4,731,785 111,007,676
KLA Corp. ......................... 148,966 115,360,760
Kulicke & Soffa Industries, Inc. ........... 66,113 2,983,680
Lam Research Corp. ................. 144,579 117,988,030
Lattice Semiconductor Corp.
(a)(b)
.......... 153,050 8,122,364
MACOM Technology Solutions Holdings, Inc.
(a)(b)
62,193 6,919,593
Marvell Technology, Inc. ............... 960,733 69,288,064
MaxLinear, Inc.
(a)
.................... 84,934 1,229,844
Microchip Technology, Inc. .............. 595,259 47,793,345
Micron Technology, Inc. ................ 1,230,600 127,625,526
MKS Instruments, Inc. ................ 74,999 8,153,141
Monolithic Power Systems, Inc. .......... 54,298 50,198,501
Navitas Semiconductor Corp.
(a)(b)
......... 150,721 369,266
NVE Corp. ........................ 7,077 565,240
NVIDIA Corp. ...................... 27,181,623 3,300,936,297
NXP Semiconductors NV .............. 278,771 66,907,828
ON Semiconductor Corp.
(a)
............. 475,227 34,506,232
Onto Innovation, Inc.
(a)(b)
............... 55,040 11,424,102
PDF Solutions, Inc.
(a)
................. 36,308 1,150,237
Photronics, Inc.
(a)
.................... 71,354 1,766,725
Power Integrations, Inc. ............... 62,799 4,026,672
Qorvo, Inc.
(a)
....................... 105,090 10,855,797
QUALCOMM, Inc. ................... 1,234,536 209,932,847
Rambus, Inc.
(a)
..................... 119,584 5,048,837
Semtech Corp.
(a)(b)
................... 83,718 3,822,564
Silicon Laboratories, Inc.
(a)(b)
............. 38,482 4,447,365
SiTime Corp.
(a)
...................... 21,124 3,622,977
Skyworks Solutions, Inc. ............... 177,820 17,563,281
SMART Global Holdings, Inc.
(a)(b)
......... 60,864 1,275,101
SolarEdge Technologies, Inc.
(a)(b)
......... 62,385 1,429,240
Synaptics, Inc.
(a)
.................... 45,618 3,539,044
Teradyne, Inc. ...................... 179,447 24,033,337
Texas Instruments, Inc. ................ 998,457 206,251,263
Ultra Clean Holdings, Inc.
(a)
............. 49,793 1,988,235
Universal Display Corp. ............... 48,571 10,195,053
Veeco Instruments, Inc.
(a)
.............. 70,614 2,339,442
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Wolfspeed, Inc.
(a)(b)
................... 138,946 $ 1,347,776
6,201,368,170
Software — 10.1%
8x8, Inc.
(a)(b)
........................ 190,096 387,796
A10 Networks, Inc. ................... 76,993 1,111,779
ACI Worldwide, Inc.
(a)
................. 121,511 6,184,910
Adeia, Inc. ........................ 132,548 1,578,647
Adobe, Inc.
(a)
....................... 489,794 253,605,537
Agilysys, Inc.
(a)(b)
.................... 24,700 2,691,559
Alarm.com Holdings, Inc.
(a)
............. 55,362 3,026,641
Alkami Technology, Inc.
(a)
.............. 72,013 2,271,290
Altair Engineering, Inc. , Class A
(a)(b)
........ 66,782 6,378,349
American Software, Inc. , Class A ......... 54,526 610,146
Amplitude, Inc. , Class A
(a)
.............. 106,374 954,175
ANSYS, Inc.
(a)
...................... 96,786 30,838,923
Appfolio, Inc. , Class A
(a)
............... 25,335 5,963,859
Appian Corp. , Class A
(a)(b)
.............. 56,933 1,943,693
AppLovin Corp. , Class A
(a)(b)
............. 236,910 30,928,600
Asana, Inc. , Class A
(a)(b)
................ 97,664 1,131,926
Aspen Technology, Inc.
(a)(b)
.............. 29,608 7,070,983
Atlassian Corp. , Class A
(a)
.............. 177,990 28,266,592
Aurora Innovation, Inc. , Class A
(a)
......... 1,107,852 6,558,484
Autodesk, Inc.
(a)
..................... 238,882 65,807,213
AvePoint, Inc. , Class A
(a)
............... 135,234 1,591,704
Bentley Systems, Inc. , Class B
(b)
.......... 177,061 8,996,469
BILL Holdings, Inc.
(a)
.................. 108,546 5,726,887
Blackbaud, Inc.
(a)
.................... 47,375 4,011,715
BlackLine, Inc.
(a)(b)
................... 56,215 3,099,695
Blend Labs, Inc. , Class A
(a)(b)
............ 215,980 809,925
Box, Inc. , Class A
(a)
.................. 160,847 5,264,522
Braze, Inc. , Class A
(a)(b)
................ 70,969 2,295,137
C3.ai, Inc. , Class A
(a)(b)
................ 127,691 3,093,953
Cadence Design Systems, Inc.
(a)
......... 303,369 82,222,100
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
... 461,169 5,095,917
Cerence, Inc.
(a)
..................... 47,119 148,425
Cipher Mining, Inc.
(a)(b)
................. 267,931 1,036,893
Cleanspark, Inc.
(a)(b)
.................. 286,006 2,671,296
Clear Secure, Inc. , Class A ............. 101,053 3,348,896
Clearwater Analytics Holdings, Inc. , Class A
(a)(b)
178,325 4,502,706
CommVault Systems, Inc.
(a)
............. 47,828 7,358,338
Confluent, Inc. , Class A
(a)(b)
............. 275,567 5,616,055
Consensus Cloud Solutions, Inc.
(a)(b)
....... 23,673 557,499
Crowdstrike Holdings, Inc. , Class A
(a)
....... 257,214 72,140,811
Daily Journal Corp.
(a)(b)
................ 2,015 987,551
Datadog, Inc. , Class A
(a)
............... 344,015 39,582,366
Digimarc Corp.
(a)(b)
................... 21,268 571,684
DocuSign, Inc.
(a)
.................... 227,163 14,104,551
Dolby Laboratories, Inc. , Class A ......... 64,568 4,941,389
DoubleVerify Holdings, Inc.
(a)
............ 32 539
Dropbox, Inc. , Class A
(a)
............... 265,162 6,743,070
Dynatrace, Inc.
(a)
.................... 329,557 17,621,413
E2open Parent Holdings, Inc. , Class A
(a)(b)
... 224,385 989,538
Elastic NV
(a)(b)
...................... 95,395 7,322,520
Envestnet, Inc.
(a)
.................... 47,342 2,964,556
Fair Isaac Corp.
(a)(b)
.................. 26,972 52,420,621
Five9, Inc.
(a)
....................... 81,112 2,330,348
Fortinet, Inc.
(a)
...................... 703,186 54,532,074
Freshworks, Inc. , Class A
(a)
............. 212,076 2,434,632
Gen Digital, Inc. ..................... 599,848 16,453,831
Gitlab, Inc. , Class A
(a)
................. 129,494 6,674,121
Guidewire Software, Inc.
(a)(b)
............. 91,809 16,795,538
HashiCorp, Inc. , Class A
(a)
.............. 173,421 5,872,035
HubSpot, Inc.
(a)(b)
.................... 57,226 30,421,342
Hut 8 Corp.
(a)(b)
..................... 97,702 1,197,827

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Informatica, Inc. , Class A
(a)(b)
............ 75,011 $ 1,896,278
Instructure Holdings, Inc.
(a)
............. 4 94
Intapp, Inc.
(a)
....................... 56,259 2,690,868
InterDigital, Inc. ..................... 28,420 4,025,125
Intuit, Inc. ......................... 310,249 192,664,629
Jamf Holding Corp.
(a)(b)
................ 78,109 1,355,191
Klaviyo, Inc. , Class A
(a)(b)
............... 82,315 2,912,305
LiveRamp Holdings, Inc.
(a)
.............. 80,766 2,001,381
Manhattan Associates, Inc.
(a)
............ 68,147 19,175,203
MARA Holdings, Inc.
(a)(b)
............... 329,690 5,347,572
Matterport, Inc. , Class A
(a)
.............. 302,171 1,359,769
Meridianlink, Inc.
(a)(b)
.................. 37,662 774,707
Microsoft Corp. ..................... 8,213,520 3,534,277,656
MicroStrategy, Inc. , Class A
(a)(b)
........... 193,860 32,684,796
Mitek Systems, Inc.
(a)(b)
................ 70,998 615,553
N-able, Inc.
(a)
....................... 92,346 1,206,039
nCino, Inc.
(a)(b)
...................... 107,680 3,401,611
NCR Voyix Corp.
(a)
................... 156,925 2,129,472
NextNav, Inc.
(a)(b)
.................... 65,167 488,101
Nutanix, Inc. , Class A
(a)
................ 273,080 16,179,990
Olo, Inc. , Class A
(a)
................... 146,278 725,539
ON24, Inc.
(a)
....................... 96,893 592,985
OneSpan, Inc.
(a)
..................... 43,798 730,113
Onestream, Inc.
(a)(b)
.................. 31,474 1,066,969
Ooma, Inc.
(a)(b)
...................... 48,074 547,563
Oracle Corp. ....................... 1,771,766 301,908,926
PagerDuty, Inc.
(a)(b)
................... 110,449 2,048,829
Palantir Technologies, Inc. , Class A
(a)
...... 2,233,987 83,104,316
Palo Alto Networks, Inc.
(a)
.............. 358,812 122,641,942
Pegasystems, Inc. ................... 47,085 3,441,443
PowerSchool Holdings, Inc. , Class A
(a)
...... 62,835 1,433,266
Procore Technologies, Inc.
(a)(b)
........... 119,708 7,388,378
Progress Software Corp. ............... 49,729 3,350,243
PROS Holdings, Inc.
(a)
................ 48,426 896,849
PTC, Inc.
(a)(b)
....................... 132,358 23,911,796
Q2 Holdings, Inc.
(a)(b)
.................. 68,937 5,499,104
Qualys, Inc.
(a)
...................... 41,502 5,331,347
QXO, Inc.
(b)
........................ 270,452 4,265,028
Rapid7, Inc.
(a)
...................... 69,675 2,779,336
Red Violet, Inc.
(a)(b)
................... 25,635 729,316
RingCentral, Inc. , Class A
(a)
............. 20,539 649,649
Riot Platforms, Inc.
(a)(b)
................ 309,344 2,295,332
Roper Technologies, Inc. ............... 117,381 65,315,484
Rubrik, Inc. , Class A
(a)(b)
................ 68,607 2,205,715
Salesforce, Inc. ..................... 1,074,410 294,076,761
Samsara, Inc. , Class A
(a)(b)
.............. 228,009 10,971,793
SEMrush Holdings, Inc. , Class A
(a)
........ 43,243 679,348
SentinelOne, Inc. , Class A
(a)(b)
........... 324,890 7,771,369
ServiceNow, Inc.
(a)
................... 228,416 204,292,986
Smartsheet, Inc. , Class A
(a)
............. 153,271 8,485,083
SolarWinds Corp. ................... 65,216 851,069
SoundHound AI, Inc. , Class A
(a)(b)
......... 362,026 1,687,041
Sprinklr, Inc. , Class A
(a)(b)
............... 124,722 964,101
Sprout Social, Inc. , Class A
(a)(b)
........... 45,899 1,334,284
SPS Commerce, Inc.
(a)
................ 40,746 7,911,651
SRAX, Inc.
(a)(b)
...................... 10,903 654
Synopsys, Inc.
(a)
.................... 170,441 86,309,618
Tenable Holdings, Inc.
(a)
............... 136,875 5,546,175
Teradata Corp.
(a)
.................... 113,949 3,457,213
Terawulf, Inc.
(a)(b)
.................... 361,388 1,691,296
Tyler Technologies, Inc.
(a)
.............. 47,213 27,559,172
UiPath, Inc. , Class A
(a)
................ 503,330 6,442,624
Unity Software, Inc.
(a)(b)
................ 325,551 7,363,964
Varonis Systems, Inc.
(a)(b)
............... 126,863 7,167,759
Verint Systems, Inc.
(a)(b)
................ 78,488 1,988,101
Security
Shares
Shares Value
Software (continued)
Vertex, Inc. , Class A
(a)(b)
................ 12 $ 462
Workday, Inc. , Class A
(a)
............... 236,170 57,722,310
Workiva, Inc. , Class A
(a)
................ 60,726 4,804,641
Xperi, Inc.
(a)(b)
...................... 48,243 445,765
Yext, Inc.
(a)
........................ 124,000 858,080
Zeta Global Holdings Corp. , Class A
(a)
...... 225,800 6,735,614
Zoom Video Communications, Inc. , Class A
(a)(b)
292,384 20,390,860
Zscaler, Inc.
(a)
...................... 104,805 17,915,367
Zuora, Inc. , Class A
(a)
................. 184,575 1,591,036
6,226,923,596
Specialized REITs — 1.0%
American Tower Corp. ................ 516,753 120,176,078
Crown Castle, Inc. ................... 478,044 56,710,360
CubeSmart ........................ 246,650 13,277,170
Digital Realty Trust, Inc. ............... 340,504 55,103,762
EPR Properties ..................... 88,830 4,356,223
Equinix, Inc. ....................... 104,799 93,022,736
Extra Space Storage, Inc. .............. 234,243 42,208,246
Farmland Partners, Inc. ............... 76,754 802,079
Four Corners Property Trust, Inc. ......... 106,149 3,111,227
Gaming & Leisure Properties, Inc. ........ 299,132 15,390,341
Gladstone Land Corp. ................ 49,515 688,259
Iron Mountain, Inc. ................... 322,550 38,328,617
Lamar Advertising Co. , Class A .......... 96,784 12,930,342
National Storage Affiliates Trust .......... 82,977 3,999,491
Outfront Media, Inc. .................. 174,727 3,211,482
PotlatchDeltic Corp. .................. 83,419 3,758,026
Public Storage ...................... 173,154 63,005,546
Rayonier, Inc. ...................... 149,730 4,818,312
Safehold, Inc.
(b)
..................... 66,158 1,735,324
SBA Communications Corp. ............ 119,124 28,673,147
Uniti Group, Inc. .................... 283,735 1,600,266
VICI Properties, Inc. .................. 1,158,986 38,605,824
Weyerhaeuser Co. ................... 806,734 27,316,013
632,828,871
Specialty Retail — 2.1%
Abercrombie & Fitch Co. , Class A
(a)
........ 55,824 7,809,778
Academy Sports & Outdoors, Inc. ......... 82,896 4,837,811
Advance Auto Parts, Inc. ............... 65,167 2,540,861
American Eagle Outfitters, Inc. ........... 209,017 4,679,891
America's Car-Mart, Inc.
(a)(b)
............. 7,852 329,156
Arhaus, Inc. , Class A ................. 53,756 661,736
Arko Corp. ........................ 92,238 647,511
Asbury Automotive Group, Inc.
(a)(b)
......... 22,560 5,382,590
AutoNation, Inc.
(a)(b)
.................. 27,624 4,942,486
AutoZone, Inc.
(a)
.................... 18,856 59,397,154
Barnes & Noble Education, Inc.
(a)(b)
........ 13,533 125,316
Bath & Body Works, Inc. ............... 252,373 8,055,746
Best Buy Co., Inc. ................... 214,582 22,166,321
Beyond, Inc.
(a)(b)
..................... 49,421 498,164
Boot Barn Holdings, Inc.
(a)(b)
............. 33,760 5,647,373
Buckle, Inc. (The) ................... 33,996 1,494,804
Build-A-Bear Workshop, Inc. ............ 16,945 582,400
Burlington Stores, Inc.
(a)
............... 70,256 18,511,051
Caleres, Inc.
(b)
...................... 41,524 1,372,368
Camping World Holdings, Inc. , Class A ..... 57,436 1,391,100
CarMax, Inc.
(a)(b)
..................... 171,290 13,254,420
Carvana Co. , Class A
(a)(b)
............... 126,408 22,008,897
Chewy, Inc. , Class A
(a)(b)
............... 157,740 4,620,205
Children's Place, Inc. (The)
(a)(b)
........... 19,624 303,779
Designer Brands, Inc. , Class A ........... 60,194 444,232
Dick's Sporting Goods, Inc. ............. 65,052 13,576,352
EVgo, Inc. , Class A
(a)(b)
................ 147,504 610,667

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Five Below, Inc.
(a)
.................... 61,905 $ 5,469,307
Floor & Decor Holdings, Inc. , Class A
(a)(b)
.... 117,689 14,613,443
Foot Locker, Inc. .................... 93,046 2,404,309
GameStop Corp. , Class A
(a)(b)
............ 432,797 9,924,035
Gap, Inc. (The) ..................... 246,782 5,441,543
Genesco, Inc.
(a)
..................... 16,893 458,983
Group 1 Automotive, Inc.
(b)
.............. 14,071 5,389,756
Guess?, Inc. ....................... 40,794 821,183
Haverty Furniture Cos., Inc. ............. 18,133 498,113
Home Depot, Inc. (The) ............... 1,094,529 443,503,151
Leslie's, Inc.
(a)(b)
..................... 218,355 690,002
Lithia Motors, Inc. , Class A ............. 29,445 9,352,910
Lowe's Cos., Inc. .................... 631,376 171,008,190
MarineMax, Inc.
(a)
.................... 21,956 774,388
Monro, Inc. ........................ 38,565 1,112,986
Murphy USA, Inc.
(b)
.................. 20,651 10,178,258
National Vision Holdings, Inc.
(a)
.......... 88,360 964,008
ODP Corp. (The)
(a)
................... 36,127 1,074,778
O'Reilly Automotive, Inc.
(a)
.............. 63,761 73,427,168
Penske Automotive Group, Inc. .......... 21,864 3,551,151
PetMed Express, Inc.
(a)
................ 71,466 262,995
RealReal, Inc. (The)
(a)(b)
................ 147,740 463,904
Revolve Group, Inc. , Class A
(a)(b)
.......... 43,030 1,066,283
RH
(a)(b)
........................... 16,617 5,557,223
Ross Stores, Inc. .................... 370,905 55,824,911
Sally Beauty Holdings, Inc.
(a)
............ 117,198 1,590,377
Shoe Carnival, Inc. ................... 27,289 1,196,623
Signet Jewelers Ltd. .................. 50,667 5,225,794
Sleep Number Corp.
(a)(b)
............... 26,816 491,269
Sonic Automotive, Inc. , Class A .......... 18,462 1,079,658
Stitch Fix, Inc. , Class A
(a)(b)
.............. 153,660 433,321
TJX Cos., Inc. (The) .................. 1,244,720 146,304,389
Tractor Supply Co. ................... 118,935 34,601,759
Ulta Beauty, Inc.
(a)(b)
.................. 53,211 20,705,464
Upbound Group, Inc. ................. 57,837 1,850,206
Urban Outfitters, Inc.
(a)
................ 60,588 2,321,126
Valvoline, Inc.
(a)
..................... 144,007 6,026,693
Victoria's Secret & Co.
(a)(b)
.............. 93,942 2,414,309
Vitamin Oldco Holdings, Inc.
(a)(d)
.......... 83,651 1
Warby Parker, Inc. , Class A
(a)(b)
........... 91,450 1,493,378
Wayfair, Inc. , Class A
(a)(b)
............... 108,930 6,119,687
Williams-Sonoma, Inc. ................ 143,058 22,162,545
Winmark Corp. ..................... 2,925 1,120,070
Zumiez, Inc.
(a)(b)
..................... 29,974 638,446
1,285,500,262
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc. ........................ 16,800,271 3,914,463,143
Corsair Gaming, Inc.
(a)
................ 100,758 701,275
Dell Technologies, Inc. , Class C .......... 319,076 37,823,269
Diebold Nixdorf, Inc.
(a)(b)
................ 41,242 1,841,868
Eastman Kodak Co.
(a)(b)
................ 107,207 506,017
Hewlett Packard Enterprise Co. .......... 1,453,846 29,745,689
HP, Inc. .......................... 1,081,308 38,786,518
Immersion Corp. .................... 57,739 515,032
IonQ, Inc.
(a)(b)
....................... 229,829 2,008,705
NetApp, Inc. ....................... 230,484 28,467,079
Pure Storage, Inc. , Class A
(a)
............ 341,524 17,158,166
Seagate Technology Holdings plc ......... 234,475 25,682,047
Super Micro Computer, Inc.
(a)(b)
........... 56,228 23,413,339
Western Digital Corp.
(a)
................ 366,234 25,010,120
Xerox Holdings Corp. ................. 128,350 1,332,273
4,147,454,540
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.
(a)
................. 129,565 $ 5,498,739
Carter's, Inc. ....................... 8 520
Columbia Sportswear Co. .............. 35,662 2,966,722
Crocs, Inc.
(a)(b)
...................... 65,642 9,505,618
Deckers Outdoor Corp.
(a)
............... 168,896 26,930,467
Figs, Inc. , Class A
(a)(b)
................. 144,428 987,888
G-III Apparel Group Ltd.
(a)(b)
............. 48,872 1,491,574
Hanesbrands, Inc.
(a)
.................. 394,968 2,903,015
Kontoor Brands, Inc. .................. 55,671 4,552,774
Levi Strauss & Co. , Class A ............. 117,218 2,555,352
Lululemon Athletica, Inc.
(a)(b)
............. 127,421 34,575,688
Movado Group, Inc. .................. 22,244 413,738
NIKE, Inc. , Class B .................. 1,331,868 117,737,131
Oxford Industries, Inc. ................ 17,354 1,505,633
PVH Corp. ........................ 63,066 6,358,945
Ralph Lauren Corp. , Class A ............ 43,209 8,376,929
Skechers USA, Inc. , Class A
(a)
........... 145,765 9,754,594
Steven Madden Ltd. .................. 82,190 4,026,488
Tapestry, Inc. ....................... 255,509 12,003,813
Under Armour, Inc. , Class A
(a)
............ 158,454 1,411,825
Under Armour, Inc. , Class C, NVS
(a)(b)
...... 214,450 1,792,802
VF Corp. ......................... 375,257 7,486,377
Wolverine World Wide, Inc. ............. 90,186 1,571,040
264,407,672
Tobacco — 0.5%
Altria Group, Inc. .................... 1,870,207 95,455,365
Philip Morris International, Inc. ........... 1,723,768 209,265,435
Turning Point Brands, Inc. .............. 26,387 1,138,599
Universal Corp. ..................... 27,172 1,443,105
Vector Group Ltd. ................... 152,142 2,269,959
309,572,463
Trading Companies & Distributors — 0.5%
Air Lease Corp. , Class A ............... 117,681 5,329,772
Alta Equipment Group, Inc. , Class A ....... 46,908 316,160
Applied Industrial Technologies, Inc. ....... 42,094 9,392,434
Beacon Roofing Supply, Inc.
(a)
........... 70,731 6,113,280
BlueLinx Holdings, Inc.
(a)
............... 9,547 1,006,445
Boise Cascade Co. .................. 42,861 6,042,544
Core & Main, Inc. , Class A
(a)
............. 213,012 9,457,733
Custom Truck One Source, Inc.
(a)(b)
........ 107,336 370,309
Distribution Solutions Group, Inc.
(a)(b)
....... 18,756 722,294
DNOW, Inc.
(a)
...................... 117,600 1,520,568
DXP Enterprises, Inc.
(a)
................ 19,083 1,018,269
Fastenal Co. ....................... 634,832 45,339,701
Ferguson Enterprises, Inc. .............. 222,662 44,213,993
FTAI Aviation Ltd. .................... 115,348 15,329,749
GATX Corp. ....................... 39,517 5,234,027
Global Industrial Co. .................. 19,969 678,347
GMS, Inc.
(a)
........................ 46,229 4,186,961
H&E Equipment Services, Inc. ........... 37,145 1,808,219
Herc Holdings, Inc. ................... 31,963 5,095,861
Hudson Technologies, Inc.
(a)
............ 53,714 447,975
McGrath RentCorp ................... 27,641 2,910,044
MRC Global, Inc.
(a)
................... 111,994 1,426,804
MSC Industrial Direct Co., Inc. , Class A ..... 48,923 4,210,313
Rush Enterprises, Inc. , Class A .......... 57,655 3,045,914
Rush Enterprises, Inc. , Class B .......... 23,534 1,128,455
SiteOne Landscape Supply, Inc.
(a)(b)
........ 51,273 7,737,608
Titan Machinery, Inc.
(a)(b)
............... 27,101 377,517
Transcat, Inc.
(a)(b)
.................... 9,584 1,157,460
United Rentals, Inc. .................. 73,896 59,835,808
Watsco, Inc. ....................... 38,002 18,692,424
WESCO International, Inc. .............. 49,550 8,323,409

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
WW Grainger, Inc. ................... 47,663 $ 49,512,801
Xometry, Inc. , Class A
(a)
............... 50,720 931,726
322,914,924
Water Utilities — 0.1%
American States Water Co. ............. 40,304 3,356,920
American Water Works Co., Inc. .......... 217,185 31,761,134
Artesian Resources Corp. , Class A, NVS .... 15,356 570,936
California Water Service Group .......... 65,264 3,538,614
Consolidated Water Co. Ltd. ............ 15,931 401,620
Essential Utilities, Inc. ................. 278,336 10,735,420
Middlesex Water Co. ................. 20,540 1,340,030
SJW Group ........................ 38,336 2,227,705
York Water Co. (The) ................. 22,711 850,754
54,783,133
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)(b)
...................... 76,316 547,949
Telephone & Data Systems, Inc. .......... 116,101 2,699,348
T-Mobile US, Inc. .................... 541,911 111,828,754
United States Cellular Corp.
(a)(b)
.......... 15,964 872,433
115,948,484
Total Common Stocks — 99.9%
(Cost: $39,460,095,975) ............................ 61,753,246,967
Rights
Biotechnology — 0.0%
(a)
Contra Aduro Biotech I, CVR
(d)
.......... 4,142 1,988
Contra Miragen Therape, CVR
(d)
......... 119 —
Dianthus Therapeutics, Inc., CVR ........ 19,942 977
F-star Therapeutics, Inc., CVR .......... 22,168 8,201
Gyre Therapeutics, Inc., CVR
(d)
.......... 7,839 —
Inhibrx, Inc., CVR
(d)
.................. 34,925 39,116
Neurogene, Inc., CVR
(d)
............... 10 —
Oncternal Therapeutics, Inc., CVR
(b)(d)
...... 722 740
Qualigen Therapeutics, Inc., CVR
(b)(d)
...... 14,465 —
Spyre Therapeutics, Inc., CVR
(d)
......... 33,740 —
51,022
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(a)(d)
........ 2,058 2,723
Financial Services — 0.0%
Contra Costa County Board of Education, CVR
(a)(d)
........................... 266 37
Pharmaceuticals — 0.0%
(a)
Contra CVR Bioblast PH, CVR
(b)(d)
........ 167,980 2
Contra Spectrum Pharmaals, Inc., CVR .... 146,012 10,330
Contran Corp., CVR
(b)
................ 97 3
Seelos Therapeutics, Inc., CVR .......... 43 24
10,359
Real Estate Management & Development — 0.0%
Seaport Entertainment Group, Inc. (Expires
10/10/24, Strike Price USD 25.00)
(a)(b)
.... 4,129 12,181
Total Rights — 0.0%
(Cost: $36,886) ................................. 76,322
Security
Shares
Shares Value
Warrants
Biotechnology — 0.0%
Salarius Pharmaceuticals, Inc. (Issued/
Exercisable 07/02/21, 1 Share for 1 Warrant,
Expires 01/20/25, Strike Price USD 15.17)
(a)
(b)(d)
........................... 19,965 $ —
Total Warrants — 0.0%
(Cost: $—) ..................................... —
Total Long-Term Investments — 99.9%
(Cost: $39,460,132,861) ............................ 61,753,323,289
Short-Term Securities
Money Market Funds — 1.6%
(e)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.05%
(h)
.................. 940,386,722 941,139,032
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.88% ................... 63,635,790 63,635,790
Total Short-Term Securities — 1.6%
(Cost: $1,003,909,572) ............................ 1,004,774,822
Total Investments — 101.5%
(Cost: $40,464,042,433 ) ............................ 62,758,098,111
Liabilities in Excess of Other Assets — (1.5)% ............. (903,359,327)
Net Assets — 100.0% ...............................
$ 61,854,738,784
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $45,626, representing less than 0.05% of its net assets as of period end, and an original cost of $526,996.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
32
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 706,466,895 $ 234,403,489
(a)
$ — $ 7,684 $ 260,964 $ 941,139,032 940,386,722 $ 3,256,071
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 50,987,760 12,648,030
(a)
— — — 63,635,790 63,635,790 2,848,846 —
BlackRock, Inc. .......... 123,988,698 7,268,957 (2,503,043) 837,765 17,271,183 146,863,560 154,673 1,568,036 —
$ 845,449 $ 17,532,147 $ 1,151,638,382 $ 7,672,953 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 263 12/20/24 $ 76,457 $ 1,988,007
S&P Midcap 400 E-Mini Index ................................................. 30 12/20/24 9,446 400,930
$ 2,388,937
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 2,388,937 $ — $ — $ — $ 2,388,937
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 7,702,214 $ — $ — $ — $ 7,702,214
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 374,016 $ — $ — $ — $ 374,016

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
33
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 111,566,529
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 61,753,201,405 $ 45,560 $ 2 $ 61,753,246,967
Rights ................................................ 12,181 15,768 48,373 76,322
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 1,004,774,822 — — 1,004,774,822
$ 62,757,988,408 $ 61,328 $ 48,375 $ 62,758,098,111
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 2,388,937 $ — $ — $ 2,388,937
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)
September 30, 2024
2024
iShares Semi-Annual Financial Statements and Additional Information
34
See notes to financial statements.
iShares Core
S&P 500 ETF
iShares Core
S&P Total U.S.
Stock Market
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 530,159,815,327 $ 61,606,459,729
Investments, at value — affiliated
(c)
........................................................................... 4,847,409,796 1,151,638,382
Cash .............................................................................................. 1,324 104,023
Cash pledged:
Futures contracts ..................................................................................... 55,090,000 4,879,790
Receivables: – –
Investment s sold ..................................................................................... 77,530,333 —
Securities lending income — affiliated ....................................................................... 314,092 445,320
Capital shares sold .................................................................................... 6,295,611 175,489
Dividends — unaffiliated ................................................................................ 260,523,023 32,231,754
Dividends — affiliated .................................................................................. 4,404,926 516,299
Variation margin on futures contracts ........................................................................ 4,250,511 309,682
Total a ssets ..........................................................................................
535,415,634,943 62,796,760,468
LIABILITIES
Cash received:
Futures contracts ..................................................................................... 334 —
Collateral on securities loaned .............................................................................. 2,558,076,697 940,531,269
Payables: – –
Investment advisory fees ................................................................................ 12,759,603 1,490,415
Total li abilities .........................................................................................
2,570,836,634 942,021,684
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 532,844,798,309 $ 61,854,738,784
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 422,817,977,791 $ 40,405,807,271
Accumulated earnings ................................................................................... 110,026,820,518 21,448,931,513
NET ASSETS .........................................................................................
$ 532,844,798,309 $ 61,854,738,784
NET ASSET VALUE
Shares outstanding .....................................................................................
923,800,000 492,250,000
Net asset value ........................................................................................
$ 576.80 $ 125.66
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 444,427,826,317 $ 39,369,611,066
(b)
  Securities loaned, at value ........................................................................ $ 2,514,678,363 $ 912,878,253
(c)
  Investments, at cost — affiliated ..................................................................... $ 4,581,157,514 $ 1,094,431,367

Statements of Operations
(unaudited)

Six Months Ended September 30, 2024
35
Statements of Operations
See notes to financial statements.
iShares Core
S&P 500 ETF
iShares Core
S&P Total U.S.
Stock Market
ETF
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 3,279,341,741 $ 382,820,896
Dividends — affiliated .................................................................................. 39,123,808 4,416,882
Interest — unaffiliated .................................................................................. 1,950,118 189,152
Securities lending income — affiliated — net .................................................................. 2,112,828 3,256,071
Foreign taxes withheld ................................................................................. (979,345) (141,422)
Total investment income ..................................................................................
3,321,549,150 390,541,579
EXPENSES
Investment advisory ................................................................................... 72,498,902 8,540,300
Interest expense ..................................................................................... 2,872 970
Total expenses ........................................................................................
72,501,774 8,541,270
Net investment income ...................................................................................
3,249,047,376 382,000,309
REALIZED AND UNREALIZED GAIN (LOSS) $ 45,708,016,696 $ 4,998,266,997
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ $ (1,327,891,601) $ (97,569,508)
Investments — affiliated .............................................................................. 3,014,476 137,723
Foreign currency transactions .......................................................................... 94,738 16,572
Futures contracts ................................................................................... 54,517,739 7,702,214
In-kind redemptions — unaffiliated
(a)
...................................................................... 34,418,756,037 350,025,925
In-kind redemptions — affiliated
(a)
........................................................................ 68,293,304 707,726
33,216,784,693 261,020,652
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ 12,376,113,541 4,719,340,180
Investments — affiliated .............................................................................. 109,363,346 17,532,147
Futures contracts ................................................................................... 5,755,116 374,016
12,491,232,003 4,737,246,343
Net realized and unrealized gain ............................................................................
45,708,016,696 4,998,266,995
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 48,957,064,072 $ 5,380,267,304
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2024
iShares Semi-Annual Financial Statements and Additional Information
36
See notes to financial statements.
iShares Core S&P 500 ETF iShares Core S&P Total U.S. Stock Market ETF
Six Months Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Six Months Ended
09/30/24
(unaudited)
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 3,249,047,376 $ 5,616,615,023 $ 382,000,309 $ 708,938,990
Net realized gain ................................................ 33,216,784,693 35,569,128,753 261,020,652 265,970,780
Net change in unrealized appreciation (depreciation) ........................ 12,491,232,003 58,376,846,073 4,737,246,343 11,289,478,791
Net increase in net assets resulting from operations ...........................
48,957,064,072 99,562,589,849 5,380,267,304 12,264,388,561
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(3,310,742,033)
(b)
(5,491,086,671) (388,957,012)
(b)
(699,179,416)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
29,192,949,539 58,278,478,066 2,625,321,242 1,479,428,534
NET ASSETS
Total increase in net assets ........................................... 74,839,271,578 152,349,981,244 7,616,631,534 13,044,637,679
Beginning of period ................................................
458,005,526,731 305,655,545,487 54,238,107,250 41,193,469,571
End of period ....................................................
$ 532,844,798,309 $ 458,005,526,731 $ 61,854,738,784 $ 54,238,107,250
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
37
Financial Highlights
iShares Core S&P 500 ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period ................
$ 526.05  $ 411.24  $ 453.38  $ 397.36  $ 258.44  $ 284.57
Net investment income
(a)
........................
3 .65  7 .03  6 .66  5 .98  5 .60  5 .90
Net realized and unrealized gain (loss)
(b)
..............
50.95  114.70  (42.24) 55.94  139.01  (25.20)
Net increase (decrease) from investment operations ....... 54.60  121.73  (35.58) 61.92  144.61  (19.30)
Distributions from net investment income
(c)
........... (3.85)
(d)
(6.92) (6.56) (5.90) (5.69) (6.83)
Net asset value, end of period ..................... $ 576.80  $ 526.05  $ 411.24  $ 453.38  $ 397.36  $ 258.44
Total Return
(e)
— — — — — —
Based on net asset value ......................... 10.40%
(f)
29.85% (7.76)% 15.61% 56.31% (7.01)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.03%
(h)
0.03% 0.03% 0.03% 0.03% 0.04%
Net investment income ...........................
1.34%
(h)
1.54% 1.67% 1.35% 1.64% 1.96%
Supplemental Data
Net assets, end of period (000) ..................... $ 532,844,798  $ 458,005,527  $ 305,655,545  $ 332,965,823  $ 261,940,015  $ 162,018,956
Portfolio turnover rate
(i)
........................... 2% 3% 3% 3% 5% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Financial Statements and Additional Information
38
iShares Core S&P Total U.S. Stock Market ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period ................
$ 115.40  $ 90.56  $ 100.92  $ 91.51  $ 57.19  $ 64.40
Net investment income
(a)
........................
0 .79  1 .53  1 .43  1 .29  1 .20  1 .27
Net realized and unrealized gain (loss)
(b)
..............
10.27  24.82  (10.35) 9.41  34.37  (7.09)
Net increase (decrease) from investment operations ....... 11.06  26.35  (8.92) 10.70  35.57  (5.82)
Distributions from net investment income
(c)
........... (0.80)
(d)
(1.51) (1.44) (1.29) (1.25) (1.39)
Net asset value, end of period ..................... $ 125.66  $ 115.40  $ 90.56  $ 100.92  $ 91.51  $ 57.19
Total Return
(e)
— — — — — —
Based on net asset value ......................... 9.61%
(f)
29.36% (8.76)% 11.70% 62.58% (9.28)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.03%
(h)
0.03% 0.03% 0.03% 0.03% 0.03%
Net investment income ...........................
1.34%
(h)
1.54% 1.62% 1.29% 1.54% 1.88%
Supplemental Data
Net assets, end of period (000) ..................... $ 61,854,739  $ 54,238,107  $ 41,193,470  $ 44,742,605  $ 36,065,476  $ 21,439,033
Portfolio turnover rate
(i)
........................... 2% 4% 4% 4% 5% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
39
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
Core S&P 500 ....................................................................................................... Diversified
Core S&P Total U.S. Stock Market ......................................................................................... Diversified

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
40
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Notes to Financial Statements
(unaudited) (continued)
41
Notes to Financial Statements
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Core S&P 500
Barclays Bank plc ...................................... $ 93,049,126 $ (93,049,126) $ – $ –
Barclays Capital, Inc. ................................... 10,564,542 (10,564,542) – –
BMO Capital Markets Corp. ............................... 181,710 (181,710) – –
BNP Paribas SA ....................................... 64,586,279 (64,586,279) – –
BofA Securities, Inc. .................................... 78,253,681 (78,253,681) – –
Citadel Clearing LLC .................................... 8,672,112 (8,672,112) – –
Citigroup Global Markets, Inc. .............................. 238,767,852 (238,767,852) – –
Goldman Sachs & Co. LLC ............................... 319,692,592 (319,692,592) – –
HSBC Bank plc ....................................... 99,734,903 (99,734,903) – –
J.P. Morgan Securities LLC ............................... 11,112,219 (11,112,219) – –
Jefferies LLC ......................................... 21,888,645 (21,888,645) – –
Morgan Stanley ....................................... 261,764,158 (261,764,158) – –
National Financial Services LLC ............................ 27,278,298 (27,278,298) – –
Natixis SA ........................................... 127,340,405 (127,340,405) – –
RBC Capital Markets LLC ................................ 114,751 (114,751) – –
Scotia Capital (USA), Inc. ................................ 940,956 (940,956) – –
SG Americas Securities LLC .............................. 24,301,704 (24,301,704) – –
State Street Bank & Trust Co. .............................. 12,432,000 (12,432,000) – –
Toronto-Dominion Bank (The) .............................. 129,119,475 (129,119,475) – –
UBS AG ............................................ 312,239,340 (312,239,340) – –
UBS Securities LLC .................................... 35,719,135 (35,719,135) – –
Virtu Americas LLC ..................................... 9,489,524 (9,489,524) – –
Wells Fargo Bank NA ................................... 255,945,280 (255,945,280) – –
Wells Fargo Securities LLC ............................... 371,489,676 (371,489,676) – –
$ 2,514,678,363 $ (2,514,678,363) $ – $ –
Core S&P Total U.S. Stock Market
Barclays Bank plc ...................................... $ 50,565,872 $ (50,565,872) $ – $ –
Barclays Capital, Inc. ................................... 9,103,764 (9,103,764) – –
BMO Capital Markets Corp. ............................... 228 (228) – –
BNP Paribas SA ....................................... 70,463,461 (70,463,461) – –
BofA Securities, Inc. .................................... 48,929,194 (48,929,194) – –
Citadel Clearing LLC .................................... 3,042,548 (3,042,548) – –
Citigroup Global Markets, Inc. .............................. 54,013,998 (54,013,998) – –
Deutsche Bank Securities, Inc. ............................. 45,451 (45,451) – –
Goldman Sachs & Co. LLC ............................... 197,164,814 (197,164,814) – –
HSBC Bank plc ....................................... 2,273,227 (2,273,227) – –
J.P. Morgan Securities LLC ............................... 117,648,115 (117,648,115) – –
Jefferies LLC ......................................... 9,542,393 (9,542,393) – –
Mizuho Securities USA LLC ............................... 659 (659) – –

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
42
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Core S&P Total U.S. Stock Market (continued)
Morgan Stanley ....................................... 145,211,308 (145,211,308) – –
National Financial Services LLC ............................ 31,821,240 (31,821,240) – –
Natixis SA ........................................... 28,179,956 (28,179,956) – –
Nomura Securities International, Inc. ......................... 125,517 (125,517) – –
RBC Capital Markets LLC ................................ 1,648,360 (1,648,360) – –
Scotia Capital (USA), Inc. ................................ 2,455,262 (2,455,262) – –
SG Americas Securities LLC .............................. 14,514,028 (14,514,028) – –
State Street Bank & Trust Co. .............................. 21,836,102 (21,836,102) – –
Toronto-Dominion Bank (The) .............................. 3,999,713 (3,999,713) – –
UBS AG ............................................ 27,483,582 (27,483,582) – –
UBS Securities LLC .................................... 4,289,741 (4,289,741) – –
Virtu Americas LLC ..................................... 6,976,813 (6,976,813) – –
Wells Fargo Bank NA ................................... 55,425,395 (55,425,395) – –
Wells Fargo Securities LLC ............................... 6,117,512 (6,117,512) – –
$ 912,878,253 $ (912,878,253) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
iShares ETF Investment Advisory Fees
Core S&P 500 .................................................................................................... 0.03%
Core S&P Total U.S. Stock Market ...................................................................................... 0.03

Notes to Financial Statements
(unaudited) (continued)
43
Notes to Financial Statements
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
September 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
iShares ETF Amounts
Core S&P 500 ........................................................................................................... $ 899,284
Core S&P Total U.S. Stock Market ............................................................................................. 925,115
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Core S&P 500 ........................................................................ $ 2,654,663,658 $ 2,002,267,669 $ (998,862,312)
Core S&P Total U.S. Stock Market .......................................................... 104,390,593 148,148,031 (12,287,259)
iShares ETF Purchases Sales
Core S&P 500 ........................................................................................ $ 9,956,340,492 $ 10,054,031,780
Core S&P Total U.S. Stock Market .......................................................................... 1,168,824,464 1,145,049,236
iShares ETF
In-kind
Purchases
In-kind
Sales
Core S&P 500 ........................................................................................ $ 117,206,873,589 $ 88,080,372,316
Core S&P Total U.S. Stock Market .......................................................................... 3,219,915,977 611,715,541

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
44
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of March 31, 2024, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Core S&P 500 ....................................................................................................... $ (7,252,532,244)
Core S&P Total U.S. Stock Market ......................................................................................... (889,484,911)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core S&P 500 ................................................... $ 451,049,834,253 $ 100,943,344,525 $ (16,959,160,375) $ 83,984,184,150
Core S&P Total U.S. Stock Market ...................................... 40,695,294,848 24,481,203,646 (2,416,011,446) 22,065,192,200

Notes to Financial Statements
(unaudited) (continued)
45
Notes to Financial Statements
offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Six Months Ended
09/30/24
Year Ended
03/31/24
iShares ETF Shares Amount Shares Amount
Core S&P 500
Shares sold 214,400,000 $ 117,522,436,253 326,150,000 $ 152,122,306,107
Shares redeemed (161,250,000) (88,329,486,714) (198,750,000) (93,843,828,041)
53,150,000 $ 29,192,949,539 127,400,000 $ 58,278,478,066
Core S&P Total U.S. Stock Market
Shares sold 27,450,000 $ 3,241,339,002 25,050,000 $ 2,505,110,285
Shares redeemed (5,200,000) (616,017,760) (9,950,000) (1,025,681,751)
22,250,000 $ 2,625,321,242 15,100,000 $ 1,479,428,534

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
46
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
47
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2024
iShares Semi-Annual Financial Statements and Additional Information
48
iShares Core S&P 500 ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
49
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
50
iShares Core S&P Total U.S. Stock Market ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
51
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
2024
iShares Semi-Annual Financial Statements and Additional Information
52
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2024
2024 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares Russell 2000 ETF | IWM | NYSE Arca
iShares Russell 2000 Growth ETF | IWO | NYSE Arca
iShares Russell 2000 Value ETF | IWN | NYSE Arca

Page
2

Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
Russell 2000 ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.1%
AAR Corp.
(a)
....................... 899,072 $ 58,763,346
AeroVironment, Inc.
(a)(b)
................ 679,551 136,249,976
AerSale Corp.
(a)(b)
.................... 871,543 4,401,292
Archer Aviation, Inc. , Class A
(a)(b)
.......... 6,133,479 18,584,441
Astronics Corp.
(a)
.................... 751,660 14,642,337
Byrna Technologies, Inc.
(a)(b)
............. 441,549 7,493,087
Cadre Holdings, Inc.
(b)
................. 677,050 25,694,047
Ducommun, Inc.
(a)
................... 362,052 23,833,883
Eve Holding, Inc.
(a)(b)
.................. 589,163 1,908,888
Intuitive Machines, Inc. , Class A
(a)(b)
........ 740,828 5,963,665
Kratos Defense & Security Solutions, Inc.
(a)(b)
. 3,851,872 89,748,618
Leonardo DRS, Inc.
(a)(b)
................ 1,598,430 45,107,695
Mercury Systems, Inc.
(a)(b)
.............. 1,432,384 52,998,208
Moog, Inc. , Class A
(b)
................. 746,455 150,798,839
National Presto Industries, Inc. ........... 131,796 9,903,151
Park Aerospace Corp. ................. 472,629 6,158,356
Redwire Corp.
(a)(b)
.................... 608,483 4,180,278
Rocket Lab USA, Inc.
(a)(b)
............... 9,039,805 87,957,303
Terran Orbital Corp.
(a)(b)
................ 3,996,216 1,003,849
Triumph Group, Inc.
(a)(b)
................ 1,914,348 24,675,946
V2X, Inc.
(a)
........................ 318,615 17,797,834
Virgin Galactic Holdings, Inc.
(a)(b)
.......... 526,184 3,209,722
VirTra, Inc.
(a)(b)
...................... 294,258 1,830,285
792,905,046
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.
(a)(b)
...... 1,335,606 21,623,461
Forward Air Corp.
(b)
.................. 648,417 22,953,962
Hub Group, Inc. , Class A ............... 1,596,087 72,542,154
Radiant Logistics, Inc.
(a)(b)
.............. 889,214 5,717,646
122,837,223
Automobile Components — 1.2%
Adient plc
(a)(b)
....................... 2,386,219 53,856,963
American Axle & Manufacturing Holdings, Inc.
(a)
(b)
............................ 3,038,456 18,777,658
Cooper-Standard Holdings, Inc.
(a)(b)
........ 420,172 5,827,786
Dana, Inc. ......................... 3,451,310 36,445,834
Dorman Products, Inc.
(a)(b)
.............. 676,599 76,536,879
Fox Factory Holding Corp.
(a)(b)
........... 1,099,052 45,610,658
Gentherm, Inc.
(a)(b)
................... 808,735 37,646,614
Goodyear Tire & Rubber Co. (The)
(a)(b)
...... 7,408,748 65,567,420
Holley, Inc.
(a)(b)
...................... 1,137,718 3,356,268
LCI Industries ...................... 645,280 77,782,051
Luminar Technologies, Inc. , Class A
(a)(b)
..... 8,645,781 7,778,609
Modine Manufacturing Co.
(a)(b)
........... 1,343,679 178,427,135
Patrick Industries, Inc. ................ 567,621 80,812,202
Phinia, Inc. ........................ 1,122,136 51,651,920
Solid Power, Inc. , Class A
(a)(b)
............ 4,025,337 5,434,205
Standard Motor Products, Inc. ........... 528,277 17,538,796
Stoneridge, Inc.
(a)
.................... 692,264 7,746,434
Visteon Corp.
(a)
..................... 708,276 67,456,206
XPEL, Inc.
(a)(b)(c)
..................... 646,692 28,047,032
866,300,670
Automobiles — 0.1%
Canoo, Inc. , Class A
(a)(b)
............... 1,509,563 1,484,655
Livewire Group, Inc.
(a)(b)
................ 405,014 2,470,585
Winnebago Industries, Inc. ............. 744,279 43,250,053
47,205,293
Banks — 9.8%
1st Source Corp. .................... 525,910 31,491,491
ACNB Corp. ....................... 230,288 10,056,677
Amalgamated Financial Corp. ........... 555,822 17,436,136
Security
Shares
Shares Value
Banks (continued)
Amerant Bancorp, Inc. , Class A .......... 852,578 $ 18,219,592
Ameris Bancorp ..................... 1,714,393 106,960,979
Ames National Corp. ................. 259,742 4,735,097
Arrow Financial Corp. ................. 461,637 13,230,516
Associated Banc-Corp. ................ 3,929,315 84,637,445
Atlantic Union Bankshares Corp. ......... 2,076,186 78,209,927
Axos Financial, Inc.
(a)(b)
................ 1,418,248 89,179,434
Banc of California, Inc. ................ 3,533,063 52,042,018
BancFirst Corp. ..................... 527,544 55,524,006
Bancorp, Inc. (The)
(a)(b)
................ 1,214,269 64,963,392
Bank First Corp. .................... 262,668 23,823,988
Bank of Hawaii Corp. ................. 899,859 56,484,149
Bank of Marin Bancorp ................ 469,709 9,436,454
Bank of NT Butterfield & Son Ltd. (The) ..... 1,279,219 47,177,597
Bank7 Corp. ....................... 119,186 4,465,899
BankUnited, Inc. .................... 1,694,034 61,730,599
Bankwell Financial Group, Inc. ........... 185,363 5,551,622
Banner Corp. ...................... 787,353 46,894,745
Bar Harbor Bankshares ............... 468,268 14,441,385
BayCom Corp. ..................... 321,323 7,621,782
BCB Bancorp, Inc. ................... 461,615 5,696,329
Berkshire Hills Bancorp, Inc. ............ 927,122 24,967,395
Blue Foundry Bancorp
(a)(b)
.............. 620,349 6,358,577
Bridgewater Bancshares, Inc.
(a)(b)
......... 549,168 7,781,711
Brookline Bancorp, Inc. ................ 2,191,696 22,114,213
Burke & Herbert Financial Services Corp. ... 350,962 21,405,172
Business First Bancshares, Inc. .......... 669,660 17,190,172
Byline Bancorp, Inc. .................. 923,924 24,733,446
Cadence Bank ..................... 3,889,500 123,880,575
California Bancorp
(a)(b)
................. 563,596 8,335,585
Camden National Corp. ............... 442,506 18,284,348
Capital Bancorp, Inc. ................. 282,838 7,271,765
Capital City Bank Group, Inc. ............ 390,057 13,765,112
Capitol Federal Financial, Inc. ........... 3,260,962 19,044,018
Carter Bankshares, Inc.
(a)(b)
............. 620,807 10,795,834
Cathay General Bancorp ............... 1,584,800 68,067,160
Central Pacific Financial Corp. ........... 535,366 15,798,651
Chemung Financial Corp. .............. 110,637 5,312,789
ChoiceOne Financial Services, Inc. ........ 221,873 6,858,094
Citizens & Northern Corp. .............. 421,184 8,293,113
Citizens Financial Services, Inc. .......... 119,079 6,995,891
City Holding Co. .................... 362,931 42,604,470
Civista Bancshares, Inc. ............... 458,403 8,168,741
CNB Financial Corp. .................. 614,758 14,791,078
Coastal Financial Corp.
(a)(b)
............. 331,519 17,898,711
Colony Bankcorp, Inc. ................ 517,910 8,037,963
Columbia Financial, Inc.
(a)(b)
............. 754,391 12,877,454
Community Financial System, Inc. ........ 1,233,873 71,651,005
Community Trust Bancorp, Inc. .......... 466,783 23,180,444
Community West Bancshares
(b)
.......... 480,806 9,260,324
ConnectOne Bancorp, Inc. ............. 1,001,190 25,079,810
CrossFirst Bankshares, Inc.
(a)
............ 1,299,288 21,685,117
Customers Bancorp, Inc.
(a)
.............. 766,445 35,601,370
CVB Financial Corp. .................. 3,415,451 60,863,337
Dime Community Bancshares, Inc. ........ 926,906 26,694,893
Eagle Bancorp, Inc. .................. 742,154 16,757,837
Eastern Bankshares, Inc. .............. 5,056,697 82,879,264
Enterprise Bancorp, Inc. ............... 283,357 9,056,090
Enterprise Financial Services Corp. ....... 995,848 51,047,168
Equity Bancshares, Inc. , Class A ......... 431,240 17,629,091
Esquire Financial Holdings, Inc. .......... 191,774 12,505,583
ESSA Bancorp, Inc. .................. 223,164 4,289,212
Farmers & Merchants Bancorp, Inc. ....... 358,755 9,919,576
Farmers National Banc Corp. ............ 1,055,578 15,960,339
FB Financial Corp. ................... 978,404 45,916,500

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 ETF
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Fidelity D&D Bancorp, Inc. .............. 127,578 $ 6,294,699
Financial Institutions, Inc. .............. 440,684 11,224,222
First Bancorp ...................... 4,686,051 119,779,198
First Bancorp, Inc. (The) ............... 302,252 7,955,273
First Bancshares, Inc. (The) ............. 840,055 26,990,967
First Bank ......................... 631,684 9,601,597
First Busey Corp. .................... 1,495,816 38,921,132
First Business Financial Services, Inc. ...... 230,660 10,515,789
First Commonwealth Financial Corp. ....... 2,604,546 44,667,964
First Community Bankshares, Inc. ........ 474,316 20,466,735
First Financial Bancorp ................ 2,297,144 57,956,943
First Financial Bankshares, Inc. .......... 3,391,882 125,533,553
First Financial Corp. .................. 357,685 15,684,487
First Financial Northwest, Inc. ........... 195,862 4,410,812
First Foundation, Inc.
(b)
................ 1,613,814 10,070,199
First Internet Bancorp ................. 226,478 7,759,136
First Interstate BancSystem, Inc. , Class A ... 2,125,010 65,195,307
First Merchants Corp. ................. 1,583,083 58,890,688
First Mid Bancshares, Inc. .............. 671,767 26,138,454
First of Long Island Corp. (The) .......... 707,052 9,099,759
First Western Financial, Inc.
(a)(b)
.......... 225,804 4,516,080
Five Star Bancorp ................... 481,512 14,315,352
Flushing Financial Corp. ............... 741,229 10,807,119
FS Bancorp, Inc. .................... 191,105 8,502,261
Fulton Financial Corp. ................. 4,007,331 72,652,911
FVCBankcorp, Inc.
(a)(b)
................ 421,912 5,505,952
German American Bancorp, Inc. .......... 818,005 31,697,694
Glacier Bancorp, Inc. ................. 2,971,303 135,788,547
Great Southern Bancorp, Inc. ............ 257,492 14,756,867
Greene County Bancorp, Inc. ............ 186,386 5,759,327
Guaranty Bancshares, Inc. ............. 232,510 7,993,694
Hancock Whitney Corp. ............... 2,266,638 115,983,866
Hanmi Financial Corp. ................ 646,586 12,026,500
HarborOne Bancorp, Inc. .............. 1,092,714 14,183,428
HBT Financial, Inc. ................... 406,831 8,901,462
Heartland Financial USA, Inc. ........... 1,121,777 63,604,756
Heritage Commerce Corp. .............. 1,844,401 18,222,682
Heritage Financial Corp. ............... 816,178 17,768,195
Hilltop Holdings, Inc. .................. 1,299,287 41,785,070
Hingham Institution for Savings (The)
(b)
..... 44,111 10,732,647
Home Bancorp, Inc. .................. 211,272 9,418,506
Home BancShares, Inc. ............... 4,941,791 133,873,118
HomeStreet, Inc. .................... 495,379 7,807,173
HomeTrust Bancshares, Inc. ............ 447,226 15,241,462
Hope Bancorp, Inc. .................. 2,893,657 36,344,332
Horizon Bancorp, Inc. ................. 1,246,935 19,389,839
Independent Bank Corp. ............... 1,587,764 79,006,332
Independent Bank Group, Inc. ........... 944,420 54,455,257
International Bancshares Corp. .......... 1,438,139 85,986,331
Investar Holding Corp. ................ 241,112 4,677,573
John Marshall Bancorp, Inc.
(b)
........... 319,937 6,328,354
Kearny Financial Corp. ................ 1,676,791 11,519,554
Lakeland Financial Corp. ............... 650,903 42,386,803
LCNB Corp. ....................... 331,944 5,002,396
LINKBANCORP, Inc. ................. 411,491 2,637,657
Live Oak Bancshares, Inc.
(b)
............. 907,132 42,970,843
Mercantile Bank Corp. ................ 479,981 20,984,769
Metrocity Bankshares, Inc. ............. 543,776 16,650,421
Metropolitan Bank Holding Corp.
(a)(b)
....... 286,214 15,049,132
Mid Penn Bancorp, Inc. ................ 440,751 13,147,602
Middlefield Banc Corp. ................ 185,426 5,340,269
Midland States Bancorp, Inc. ............ 553,299 12,382,832
MidWestOne Financial Group, Inc. ........ 441,089 12,584,269
MVB Financial Corp. ................. 309,095 5,984,079
National Bank Holdings Corp. , Class A ..... 810,224 34,110,430
Security
Shares
Shares Value
Banks (continued)
National Bankshares, Inc. .............. 165,762 $ 4,956,284
NB Bancorp, Inc.
(a)(b)
.................. 1,147,315 21,294,166
NBT Bancorp, Inc. ................... 1,104,777 48,864,287
New York Community Bancorp, Inc.
(b)
...... 6,589,906 74,004,644
Nicolet Bankshares, Inc.
(b)
.............. 372,453 35,617,680
Northeast Bank
(b)
.................... 199,153 15,360,671
Northeast Community Bancorp, Inc. ....... 375,911 9,942,846
Northfield Bancorp, Inc. ............... 1,153,947 13,385,785
Northrim Bancorp, Inc. ................ 165,017 11,752,511
Northwest Bancshares, Inc. ............. 3,132,005 41,906,227
Norwood Financial Corp. ............... 185,998 5,129,825
Oak Valley Bancorp .................. 192,815 5,123,095
OceanFirst Financial Corp. ............. 1,541,398 28,654,589
OFG Bancorp ...................... 1,156,673 51,957,751
Old National Bancorp ................. 8,240,591 153,769,428
Old Second Bancorp, Inc. .............. 1,288,952 20,094,762
Orange County Bancorp, Inc. ............ 141,866 8,557,357
Origin Bancorp, Inc. .................. 826,869 26,592,107
Orrstown Financial Services, Inc. ......... 562,788 20,237,856
Pacific Premier Bancorp, Inc. ............ 2,232,995 56,182,154
Park National Corp. .................. 382,620 64,272,508
Parke Bancorp, Inc. .................. 331,930 6,937,337
Pathward Financial, Inc.
(b)
.............. 637,998 42,114,248
PCB Bancorp ...................... 346,082 6,502,881
Peapack-Gladstone Financial Corp. ....... 500,168 13,709,605
Peoples Bancorp of North Carolina, Inc. .... 135,484 3,439,939
Peoples Bancorp, Inc. ................ 990,655 29,808,809
Peoples Financial Services Corp. ......... 241,849 11,337,881
Pioneer Bancorp, Inc.
(a)
................ 301,170 3,303,835
Plumas Bancorp .................... 154,348 6,294,311
Ponce Financial Group, Inc.
(a)(b)
.......... 498,296 5,825,080
Preferred Bank ..................... 200,051 16,054,093
Premier Financial Corp. ............... 1,034,530 24,290,764
Primis Financial Corp. ................. 623,039 7,588,615
Princeton Bancorp, Inc. ................ 142,236 5,259,887
Provident Bancorp, Inc.
(a)
.............. 324,498 3,501,333
Provident Financial Services, Inc. ......... 2,976,427 55,242,485
QCR Holdings, Inc.
(b)
................. 463,531 34,315,200
RBB Bancorp ...................... 533,291 12,276,359
Red River Bancshares, Inc.
(b)
............ 121,721 6,329,492
Renasant Corp. ..................... 1,500,846 48,777,495
Republic Bancorp, Inc. , Class A .......... 242,875 15,859,738
S&T Bancorp, Inc. ................... 925,582 38,846,677
Sandy Spring Bancorp, Inc. ............. 1,212,208 38,026,965
Seacoast Banking Corp. of Florida ........ 2,105,060 56,099,849
ServisFirst Bancshares, Inc. ............ 1,321,365 106,303,814
Shore Bancshares, Inc. ................ 854,940 11,960,611
Sierra Bancorp ..................... 388,835 11,229,555
Simmons First National Corp. , Class A ..... 3,149,601 67,842,406
SmartFinancial, Inc. .................. 468,664 13,656,869
South Plains Financial, Inc. ............. 376,849 12,782,718
Southern First Bancshares, Inc.
(a)
......... 207,278 7,064,034
Southern Missouri Bancorp, Inc. .......... 273,690 15,460,748
Southern States Bancshares, Inc. ......... 211,295 6,493,095
Southside Bancshares, Inc. ............. 759,723 25,397,540
SouthState Corp. .................... 1,991,797 193,562,832
Stellar Bancorp, Inc. .................. 1,332,044 34,486,619
Sterling Bancorp, Inc.
(a)(b)
............... 576,039 2,620,977
Stock Yards Bancorp, Inc.
(b)
............. 699,870 43,384,941
Texas Capital Bancshares, Inc.
(a)
......... 1,209,489 86,430,084
Third Coast Bancshares, Inc.
(a)
........... 335,703 8,986,769
Timberland Bancorp, Inc. .............. 213,958 6,474,369
Tompkins Financial Corp. .............. 354,609 20,492,854
Towne Bank ....................... 1,902,809 62,906,866
TriCo Bancshares ................... 897,492 38,278,034

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Triumph Financial, Inc.
(a)(b)
.............. 575,219 $ 45,752,919
TrustCo Bank Corp. .................. 439,297 14,527,552
Trustmark Corp. .................... 1,402,281 44,620,581
UMB Financial Corp. ................. 1,182,021 124,242,227
United Bankshares, Inc. ............... 3,487,442 129,384,098
United Community Banks, Inc. ........... 2,762,502 80,333,558
Unity Bancorp, Inc. ................... 221,947 7,559,515
Univest Financial Corp. ................ 865,602 24,358,040
USCB Financial Holdings, Inc. , Class A ..... 269,877 4,115,624
Valley National Bancorp ............... 11,233,076 101,771,669
Veritex Holdings, Inc. ................. 1,242,348 32,698,599
Virginia National Bankshares Corp. ........ 118,784 4,947,354
WaFd, Inc. ........................ 1,785,083 62,210,143
Washington Trust Bancorp, Inc. .......... 515,007 16,588,375
WesBanco, Inc. ..................... 1,543,444 45,963,762
West BanCorp, Inc. .................. 470,688 8,947,779
Westamerica Bancorp ................ 648,452 32,046,498
WSFS Financial Corp. ................ 1,398,409 71,304,875
6,814,149,228
Beverages — 0.3%
Duckhorn Portfolio, Inc. (The)
(a)(b)
......... 1,365,193 7,931,771
MGP Ingredients, Inc.
(b)
................ 365,939 30,464,422
National Beverage Corp. ............... 604,225 28,362,322
Primo Water Corp.
(b)
.................. 4,112,290 103,835,322
Vita Coco Co., Inc. (The)
(a)(b)
............ 1,007,178 28,513,209
199,107,046
Biotechnology — 9.0%
2seventy bio, Inc.
(a)(b)
................. 1,307,265 6,170,291
4D Molecular Therapeutics, Inc.
(a)(b)
........ 1,294,872 13,997,566
89bio, Inc.
(a)(b)
...................... 2,159,210 15,978,154
Absci Corp.
(a)(b)
..................... 2,135,352 8,157,045
ACADIA Pharmaceuticals, Inc.
(a)(b)
......... 3,100,246 47,681,783
ACELYRIN, Inc.
(a)(b)
.................. 1,908,970 9,411,222
Achieve Life Sciences, Inc.
(a)(b)
........... 840,745 3,985,131
Acrivon Therapeutics, Inc.
(a)(b)
............ 285,011 1,995,077
Actinium Pharmaceuticals, Inc.
(a)(b)
........ 786,803 1,479,190
Acumen Pharmaceuticals, Inc.
(a)(b)
......... 1,020,079 2,529,796
ADC Therapeutics SA
(a)(b)
.............. 2,022,008 6,369,325
ADMA Biologics, Inc.
(a)(b)
............... 5,842,195 116,785,478
Adverum Biotechnologies, Inc.
(a)(b)
......... 549,569 3,857,974
Aerovate Therapeutics, Inc.
(a)
............ 455,159 951,282
Agenus, Inc.
(a)(b)
..................... 529,688 2,902,690
Agios Pharmaceuticals, Inc.
(a)(b)
.......... 1,470,137 65,318,187
Akebia Therapeutics, Inc.
(a)(b)
............ 5,590,709 7,379,736
Akero Therapeutics, Inc.
(a)(b)
............. 1,755,036 50,351,983
Aldeyra Therapeutics, Inc.
(a)(b)
............ 1,310,462 7,063,390
Alector, Inc.
(a)(b)
..................... 2,121,257 9,885,058
Alkermes plc
(a)(b)
..................... 4,249,527 118,944,261
Allogene Therapeutics, Inc.
(a)(b)
........... 3,260,805 9,130,254
Altimmune, Inc.
(a)(b)
................... 1,850,966 11,364,931
ALX Oncology Holdings, Inc.
(a)(b)
.......... 876,651 1,595,505
Amicus Therapeutics, Inc.
(a)(b)
............ 7,613,426 81,311,390
AnaptysBio, Inc.
(a)(b)
.................. 508,637 17,039,340
Anavex Life Sciences Corp.
(a)(b)
.......... 1,921,414 10,913,632
Anika Therapeutics, Inc.
(a)(b)
............. 352,758 8,713,123
Annexon, Inc.
(a)(b)
.................... 2,460,777 14,567,800
Apogee Therapeutics, Inc.
(a)(b)
........... 987,721 58,018,732
Applied Therapeutics, Inc.
(a)(b)
............ 2,513,285 21,362,923
Arbutus Biopharma Corp.
(a)(b)
............ 3,725,124 14,341,727
Arcellx, Inc.
(a)(b)
..................... 1,118,956 93,444,016
Arcturus Therapeutics Holdings, Inc.
(a)(b)
..... 600,241 13,931,594
Arcus Biosciences, Inc.
(a)(b)
............. 1,404,821 21,479,713
Arcutis Biotherapeutics, Inc.
(a)(b)
.......... 2,751,495 25,588,904
Security
Shares
Shares Value
Biotechnology (continued)
Ardelyx, Inc.
(a)(b)
..................... 6,040,213 $ 41,617,068
ArriVent Biopharma, Inc.
(a)(b)
............. 707,187 16,618,895
Arrowhead Pharmaceuticals, Inc.
(a)(b)
....... 3,105,067 60,145,148
ARS Pharmaceuticals, Inc.
(a)(b)
........... 1,288,026 18,676,377
Artiva Biotherapeutics, Inc.
(a)(b)
........... 271,843 4,199,974
Astria Therapeutics, Inc.
(a)(b)
............. 1,169,514 12,876,349
Atossa Therapeutics, Inc.
(a)(b)
............ 3,303,968 5,022,031
Aura Biosciences, Inc.
(a)(b)
.............. 1,145,600 10,207,296
Aurinia Pharmaceuticals, Inc.
(a)(b)
......... 3,439,882 25,214,335
Avid Bioservices, Inc.
(a)(b)
............... 1,601,893 18,229,542
Avidity Biosciences, Inc.
(a)(b)
............. 2,803,445 128,762,229
Avita Medical, Inc.
(a)(b)
................. 663,824 7,116,193
Beam Therapeutics, Inc.
(a)(b)
............. 1,987,423 48,691,864
BioCryst Pharmaceuticals, Inc.
(a)(b)
........ 5,351,468 40,671,157
Biohaven Ltd.
(a)(b)
.................... 1,952,788 97,580,816
Biomea Fusion, Inc.
(a)(b)
................ 726,688 7,339,549
Black Diamond Therapeutics, Inc.
(a)(b)
...... 1,041,284 4,529,585
Bluebird Bio, Inc.
(a)(b)
.................. 5,060,076 2,628,709
Blueprint Medicines Corp.
(a)(b)
............ 1,633,712 151,118,360
Boundless Bio, Inc.
(a)
................. 187,681 651,253
Bridgebio Pharma, Inc.
(a)(b)
.............. 3,643,582 92,765,598
C4 Therapeutics, Inc.
(a)(b)
............... 1,551,521 8,843,670
Cabaletta Bio, Inc.
(a)(b)
................. 1,129,038 5,329,059
Candel Therapeutics, Inc.
(a)(b)
............ 517,358 3,585,291
Capricor Therapeutics, Inc.
(a)(b)
........... 672,876 10,234,444
Cardiff Oncology, Inc.
(a)(b)
............... 967,116 2,582,200
CareDx, Inc.
(a)(b)
..................... 1,323,784 41,335,155
Cargo Therapeutics, Inc.
(a)(b)
............. 869,360 16,039,692
Caribou Biosciences, Inc.
(a)(b)
............ 2,203,065 4,318,007
Cartesian Therapeutics, Inc.
(a)(b)
.......... 179,706 2,896,861
Catalyst Pharmaceuticals, Inc.
(a)
.......... 2,899,716 57,646,354
Celcuity, Inc.
(a)(b)
..................... 690,681 10,298,054
Celldex Therapeutics, Inc.
(a)(b)
............ 1,669,891 56,759,595
Century Therapeutics, Inc.
(a)(b)
........... 1,038,198 1,775,319
CervoMed, Inc.
(a)(b)
................... 129,372 1,888,831
CG oncology, Inc.
(a)(b)
................. 1,224,505 46,200,574
Cibus, Inc.
(a)(b)
...................... 386,432 1,259,768
Cogent Biosciences, Inc.
(a)(b)
............ 2,400,354 25,923,823
Coherus Biosciences, Inc.
(a)(b)
............ 2,879,121 2,994,286
Compass Therapeutics, Inc.
(a)(b)
.......... 2,543,366 4,679,793
Corbus Pharmaceuticals Holdings, Inc.
(a)(b)
... 272,167 5,614,805
Crinetics Pharmaceuticals, Inc.
(a)(b)
........ 2,018,526 103,146,679
Cullinan Therapeutics, Inc.
(a)(b)
........... 1,337,724 22,393,500
Cytokinetics, Inc.
(a)(b)
.................. 2,963,742 156,485,578
Day One Biopharmaceuticals, Inc.
(a)(b)
...... 1,343,623 18,716,668
Denali Therapeutics, Inc.
(a)(b)
............ 3,219,190 93,775,005
Design Therapeutics, Inc.
(a)(b)
............ 818,108 4,401,421
Dianthus Therapeutics, Inc.
(a)(b)
........... 624,978 17,111,898
Disc Medicine, Inc.
(a)(b)
................ 511,551 25,137,616
Dynavax Technologies Corp.
(a)(b)
.......... 3,424,666 38,150,779
Dyne Therapeutics, Inc.
(a)(b)
............. 2,100,384 75,445,793
Editas Medicine, Inc.
(a)(b)
............... 2,176,100 7,420,501
Elevation Oncology, Inc.
(a)(b)
............. 1,330,814 798,355
Eliem Therapeutics, Inc.
(a)(b)
............. 682,748 3,475,187
Enanta Pharmaceuticals, Inc.
(a)
.......... 530,091 5,491,743
Entrada Therapeutics, Inc.
(a)(b)
........... 641,764 10,255,389
Erasca, Inc.
(a)(b)
..................... 4,486,076 12,246,987
Fate Therapeutics, Inc.
(a)(b)
.............. 2,610,851 9,137,979
Fennec Pharmaceuticals, Inc.
(a)(b)
......... 565,491 2,827,455
Fibrobiologics, Inc.
(a)(b)
................. 634,544 1,960,741
Foghorn Therapeutics, Inc.
(a)(b)
........... 624,995 5,818,703
Galectin Therapeutics, Inc.
(a)(b)
........... 376,181 1,034,498
Generation Bio Co.
(a)(b)
................ 1,263,025 3,119,672
Geron Corp.
(a)(b)
..................... 15,065,448 68,397,134
Greenwich Lifesciences, Inc.
(a)(b)
.......... 143,260 2,058,646

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 ETF
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Gyre Therapeutics, Inc.
(a)(b)
............. 147,198 $ 1,845,863
Halozyme Therapeutics, Inc.
(a)(b)
.......... 3,231,026 184,943,928
Heron Therapeutics, Inc.
(a)(b)
............. 3,070,844 6,110,980
HilleVax, Inc.
(a)(b)
.................... 816,783 1,437,538
Humacyte, Inc.
(a)(b)
................... 2,331,903 12,685,552
Ideaya Biosciences, Inc.
(a)(b)
............. 2,165,432 68,600,886
IGM Biosciences, Inc.
(a)(b)
.............. 405,641 6,709,302
ImmunityBio, Inc.
(a)(b)
.................. 3,780,520 14,063,534
Immunome, Inc.
(a)(b)
.................. 1,329,591 19,438,620
Immunovant, Inc.
(a)(b)
.................. 1,515,800 43,215,458
Inhibrx Biosciences, Inc.
(a)(b)
............. 271,548 4,252,442
Inmune Bio, Inc.
(a)(b)
.................. 314,309 1,694,126
Inovio Pharmaceuticals, Inc.
(a)(b)
.......... 688,816 3,981,356
Inozyme Pharma, Inc.
(a)(b)
.............. 1,347,140 7,045,542
Insmed, Inc.
(a)(b)
..................... 4,074,171 297,414,483
Intellia Therapeutics, Inc.
(a)(b)
............ 2,499,923 51,373,418
Invivyd, Inc.
(a)(b)
..................... 1,621,655 1,654,088
Iovance Biotherapeutics, Inc.
(a)(b)
.......... 6,598,611 61,960,957
Ironwood Pharmaceuticals, Inc. , Class A
(a)
... 3,663,694 15,094,419
iTeos Therapeutics, Inc.
(a)(b)
............. 678,875 6,931,314
Janux Therapeutics, Inc.
(a)(b)
............. 730,476 33,185,525
Jasper Therapeutics, Inc.
(a)(b)
............ 299,939 5,641,853
KalVista Pharmaceuticals, Inc.
(a)(b)
......... 987,328 11,433,258
Keros Therapeutics, Inc.
(a)(b)
............. 764,778 44,410,658
Kiniksa Pharmaceuticals International plc
(a)(b)
. 978,812 24,460,512
Kodiak Sciences, Inc.
(a)
................ 811,396 2,117,744
Korro Bio, Inc.
(a)(b)
.................... 159,625 5,334,668
Krystal Biotech, Inc.
(a)(b)
................ 643,750 117,181,813
Kura Oncology, Inc.
(a)(b)
................ 1,895,195 37,032,110
Kymera Therapeutics, Inc.
(a)(b)
........... 1,155,728 54,700,606
Kyverna Therapeutics, Inc.
(a)(b)
........... 456,723 2,233,375
Larimar Therapeutics, Inc.
(a)(b)
............ 1,107,953 7,257,092
LENZ Therapeutics, Inc.
(b)
.............. 328,762 7,804,810
Lexeo Therapeutics, Inc.
(a)(b)
............. 574,626 5,194,619
Lexicon Pharmaceuticals, Inc.
(a)(b)
......... 2,996,334 4,704,244
Lineage Cell Therapeutics, Inc.
(a)(b)
........ 3,724,844 3,372,101
Lyell Immunopharma, Inc.
(a)(b)
............ 4,333,172 5,979,777
MacroGenics, Inc.
(a)
.................. 1,606,196 5,284,385
Madrigal Pharmaceuticals, Inc.
(a)(b)
........ 455,723 96,713,535
MannKind Corp.
(a)(b)
.................. 6,824,283 42,924,740
MeiraGTx Holdings plc
(a)(b)
.............. 983,244 4,100,127
Mersana Therapeutics, Inc.
(a)
............ 2,999,068 5,668,239
Metagenomi, Inc.
(a)(b)
.................. 164,940 357,920
MiMedx Group, Inc.
(a)(b)
................ 3,030,171 17,908,311
Mineralys Therapeutics, Inc.
(a)(b)
.......... 752,784 9,116,214
Mirum Pharmaceuticals, Inc.
(a)(b)
.......... 1,017,400 39,678,600
Monte Rosa Therapeutics, Inc.
(a)(b)
........ 990,440 5,249,332
Myriad Genetics, Inc.
(a)(b)
............... 2,329,231 63,797,637
Neurogene, Inc.
(a)(b)
.................. 263,721 11,065,733
Nkarta, Inc.
(a)(b)
..................... 1,388,139 6,274,388
Novavax, Inc.
(a)(b)
.................... 3,679,933 46,477,554
Nurix Therapeutics, Inc.
(a)(b)
............. 1,660,234 37,305,458
Nuvalent, Inc. , Class A
(a)(b)
.............. 898,578 91,924,529
Ocugen, Inc.
(a)(b)
..................... 6,725,748 6,673,287
Olema Pharmaceuticals, Inc.
(a)(b)
.......... 1,030,243 12,301,101
Organogenesis Holdings, Inc. , Class A
(a)(b)
... 1,957,241 5,597,709
ORIC Pharmaceuticals, Inc.
(a)(b)
.......... 1,609,225 16,494,556
Outlook Therapeutics, Inc.
(a)(b)
........... 373,426 1,994,095
Ovid therapeutics, Inc.
(a)
............... 1,624,980 1,917,476
PDL BioPharma, Inc.
(a)(d)
............... 11,853 —
PepGen, Inc.
(a)(b)
.................... 401,131 3,429,670
Perspective Therapeutics, Inc.
(a)(b)
......... 1,409,170 18,812,420
Poseida Therapeutics, Inc.
(a)(b)
........... 1,726,554 4,937,944
Praxis Precision Medicines, Inc.
(a)(b)
........ 445,258 25,620,145
Precigen, Inc.
(a)(b)
.................... 3,397,998 3,218,244
Security
Shares
Shares Value
Biotechnology (continued)
Prelude Therapeutics, Inc.
(a)(b)
........... 362,646 $ 750,677
Prime Medicine, Inc.
(a)(b)
............... 1,477,175 5,716,667
ProKidney Corp. , Class A
(a)(b)
............ 2,470,462 4,743,287
Protagonist Therapeutics, Inc.
(a)(b)
......... 1,514,245 68,141,025
Prothena Corp. plc
(a)(b)
................. 1,097,953 18,368,754
PTC Therapeutics, Inc.
(a)(b)
.............. 1,975,900 73,305,890
Puma Biotechnology, Inc.
(a)(b)
............ 1,092,613 2,786,163
Pyxis Oncology, Inc.
(a)(b)
................ 1,244,936 4,568,915
Q32 Bio, Inc.
(a)(b)
.................... 157,061 7,008,062
RAPT Therapeutics, Inc.
(a)(b)
............. 738,750 1,484,888
Recursion Pharmaceuticals, Inc. , Class A
(a)(b)
. 6,188,302 40,780,910
REGENXBIO, Inc.
(a)(b)
................. 1,196,566 12,551,977
Regulus Therapeutics, Inc.
(a)(b)
........... 1,635,676 2,568,011
Relay Therapeutics, Inc.
(a)(b)
............. 2,555,620 18,093,790
Renovaro, Inc.
(a)(b)
................... 1,188,137 574,227
Replimune Group, Inc.
(a)(b)
.............. 1,555,780 17,051,349
REVOLUTION Medicines, Inc.
(a)(b)
......... 3,957,109 179,454,893
Rhythm Pharmaceuticals, Inc.
(a)(b)
......... 1,420,267 74,407,788
Rigel Pharmaceuticals, Inc.
(a)
............ 467,802 7,569,036
Rocket Pharmaceuticals, Inc.
(a)(b)
......... 1,715,642 31,687,908
Sage Therapeutics, Inc.
(a)(b)
............. 1,407,714 10,163,695
Sana Biotechnology, Inc.
(a)(b)
............ 3,479,193 14,473,443
Savara, Inc.
(a)(b)
..................... 2,934,252 12,441,228
Scholar Rock Holding Corp.
(a)(b)
.......... 1,805,353 14,460,878
Sera Prognostics, Inc. , Class A
(a)(b)
........ 705,237 5,500,849
Shattuck Labs, Inc.
(a)(b)
................ 1,032,657 3,603,973
Skye Bioscience, Inc.
(a)(b)
............... 451,710 1,766,186
Soleno Therapeutics, Inc.
(a)(b)
............ 603,359 30,463,596
Solid Biosciences, Inc.
(a)(b)
.............. 605,956 4,223,513
SpringWorks Therapeutics, Inc.
(a)(b)
........ 1,783,359 57,138,822
Spyre Therapeutics, Inc.
(a)(b)
............. 894,533 26,308,216
Stoke Therapeutics, Inc.
(a)(b)
............. 921,943 11,330,679
Summit Therapeutics, Inc.
(a)(b)
............ 2,269,231 49,696,159
Sutro Biopharma, Inc.
(a)(b)
.............. 2,117,121 7,325,239
Syndax Pharmaceuticals, Inc.
(a)(b)
......... 2,150,591 41,398,877
Tango Therapeutics, Inc.
(a)(b)
............. 1,241,358 9,558,457
Taysha Gene Therapies, Inc.
(a)(b)
.......... 4,386,764 8,817,396
Tenaya Therapeutics, Inc.
(a)
............. 1,444,291 2,787,482
TG Therapeutics, Inc.
(a)(b)
............... 3,620,508 84,683,682
Tourmaline Bio, Inc.
(b)
................. 597,615 15,364,682
Travere Therapeutics, Inc.
(a)(b)
........... 1,903,788 26,633,994
TScan Therapeutics, Inc.
(a)(b)
............ 978,017 4,870,525
Twist Bioscience Corp.
(a)(b)
.............. 1,494,375 67,515,863
Tyra Biosciences, Inc.
(a)(b)
.............. 537,133 12,627,997
UroGen Pharma Ltd.
(a)(b)
............... 968,416 12,298,883
Vanda Pharmaceuticals, Inc.
(a)(b)
.......... 1,479,834 6,940,421
Vaxcyte, Inc.
(a)(b)
..................... 3,095,232 353,692,161
Vera Therapeutics, Inc. , Class A
(a)(b)
........ 1,014,561 44,843,596
Veracyte, Inc.
(a)(b)
.................... 1,991,123 67,777,827
Verastem, Inc.
(a)(b)
.................... 911,636 2,725,792
Vericel Corp.
(a)(b)
..................... 1,260,725 53,265,631
Verve Therapeutics, Inc.
(a)(b)
............. 1,851,830 8,962,857
Vir Biotechnology, Inc.
(a)
............... 2,338,245 17,513,455
Viridian Therapeutics, Inc.
(a)(b)
............ 1,611,468 36,660,897
Voyager Therapeutics, Inc.
(a)(b)
........... 1,219,477 7,133,940
Werewolf Therapeutics, Inc.
(a)(b)
.......... 684,303 1,450,722
X4 Pharmaceuticals, Inc.
(a)(b)
............ 4,241,620 2,838,916
XBiotech, Inc.
(a)
..................... 455,830 3,523,566
Xencor, Inc.
(a)
...................... 1,525,534 30,678,489
XOMA Royalty Corp.
(a)(b)
............... 195,438 5,175,198
Y-mAbs Therapeutics, Inc.
(a)(b)
........... 962,354 12,654,955
Zentalis Pharmaceuticals, Inc.
(a)(b)
......... 1,448,315 5,329,799
Zura Bio Ltd. , Class A
(a)(b)
.............. 951,762 3,864,154

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Zymeworks, Inc.
(a)(b)
.................. 1,438,448 $ 18,052,522
6,255,169,388
Broadline Retail — 0.0%
(a)(b)
1stdibs.com, Inc. .................... 564,497 2,489,432
Groupon, Inc. ...................... 595,440 5,823,403
Savers Value Village, Inc. .............. 585,510 6,159,565
14,472,400
Building Products — 1.5%
American Woodmark Corp.
(a)
............ 405,328 37,877,902
Apogee Enterprises, Inc. ............... 576,880 40,390,253
AZZ, Inc. ......................... 762,359 62,978,477
Caesarstone Ltd.
(a)(b)
.................. 427,443 1,949,140
CSW Industrials, Inc.
(b)
................ 428,644 157,050,875
Gibraltar Industries, Inc.
(a)(b)
............. 785,900 54,957,987
Griffon Corp.
(b)
...................... 985,869 69,010,830
Insteel Industries, Inc. ................. 460,152 14,306,126
Janus International Group, Inc.
(a)(b)
........ 3,671,659 37,120,472
JELD-WEN Holding, Inc.
(a)(b)
............. 2,247,428 35,531,837
Masterbrand, Inc.
(a)
.................. 3,297,759 61,140,452
Quanex Building Products Corp. .......... 1,145,152 31,777,968
Resideo Technologies, Inc.
(a)
............ 3,818,219 76,898,931
Tecnoglass, Inc. ..................... 581,600 39,932,656
UFP Industries, Inc. .................. 1,577,448 206,976,952
Zurn Elkay Water Solutions Corp.
(b)
........ 3,732,030 134,129,158
1,062,030,016
Capital Markets — 1.7%
AlTi Global, Inc. , Class A
(a)(b)
............ 802,253 3,000,426
Artisan Partners Asset Management, Inc. , Class
A ............................ 1,625,092 70,398,985
B Riley Financial, Inc.
(b)
................ 543,637 2,854,094
BGC Group, Inc. , Class A .............. 8,446,764 77,541,294
Brightsphere Investment Group, Inc. ....... 746,616 18,964,046
Cohen & Steers, Inc. ................. 730,705 70,111,145
Diamond Hill Investment Group, Inc. ....... 78,658 12,711,919
Donnelley Financial Solutions, Inc.
(a)(b)
...... 678,242 44,648,671
Forge Global Holdings, Inc.
(a)(b)
........... 3,063,502 4,013,188
GCM Grosvenor, Inc. , Class A ........... 1,166,389 13,203,523
Hamilton Lane, Inc. , Class A ............ 998,679 168,167,557
MarketWise, Inc. , Class A .............. 747,770 499,735
Moelis & Co. , Class A ................. 1,470,957 100,775,264
Open Lending Corp. , Class A
(a)(b)
......... 2,644,805 16,186,207
P10, Inc. , Class A ................... 966,691 10,353,261
Patria Investments Ltd. , Class A .......... 1,477,393 16,502,480
Perella Weinberg Partners , Class C ....... 1,411,498 27,256,026
Piper Sandler Cos.
(b)
.................. 460,215 130,613,619
PJT Partners, Inc. , Class A ............. 626,762 83,572,445
Silvercrest Asset Management Group, Inc. ,
Class A ........................ 250,502 4,318,655
StepStone Group, Inc. , Class A .......... 1,634,866 92,909,435
StoneX Group, Inc.
(a)
................. 741,724 60,732,361
Value Line, Inc. ..................... 22,666 1,053,969
Victory Capital Holdings, Inc. , Class A ...... 1,102,515 61,079,331
Virtus Investment Partners, Inc. .......... 185,000 38,748,250
WisdomTree, Inc. .................... 3,671,406 36,677,346
1,166,893,232
Chemicals — 2.0%
AdvanSix, Inc. ...................... 664,614 20,190,973
American Vanguard Corp. .............. 670,071 3,551,376
Arcadium Lithium plc
(a)(b)
............... 28,150,990 80,230,322
Arq, Inc.
(a)(b)
........................ 633,653 3,719,543
ASP Isotopes, Inc.
(a)(b)
................. 1,235,626 3,435,040
Aspen Aerogels, Inc.
(a)(b)
............... 1,519,907 42,086,225
Security
Shares
Shares Value
Chemicals (continued)
Avient Corp. ....................... 2,386,772 $ 120,102,367
Balchem Corp. ..................... 833,807 146,750,032
Cabot Corp. ....................... 1,409,155 157,501,254
Core Molding Technologies, Inc.
(a)
......... 184,060 3,167,673
Ecovyst, Inc.
(a)(b)
..................... 2,987,509 20,464,437
Hawkins, Inc.
(b)
..................... 501,681 63,949,277
HB Fuller Co. ...................... 1,421,072 112,804,695
Ingevity Corp.
(a)(b)
.................... 936,624 36,528,336
Innospec, Inc. ...................... 642,160 72,621,874
Intrepid Potash, Inc.
(a)(b)
................ 279,309 6,703,416
Koppers Holdings, Inc. ................ 531,974 19,433,010
Kronos Worldwide, Inc. ................ 591,992 7,370,300
LSB Industries, Inc.
(a)(b)
................ 1,397,288 11,234,196
Mativ Holdings, Inc. .................. 1,401,157 23,805,658
Minerals Technologies, Inc. ............. 836,240 64,582,815
Northern Technologies International Corp. ... 152,736 1,877,126
Orion SA ......................... 1,491,109 26,556,651
Perimeter Solutions SA
(a)(b)
............. 3,459,428 46,529,307
PureCycle Technologies, Inc.
(a)(b)
.......... 3,204,635 30,444,033
Quaker Chemical Corp. ............... 364,704 61,448,977
Rayonier Advanced Materials, Inc.
(a)
....... 1,678,489 14,367,866
Sensient Technologies Corp. ............ 1,089,561 87,404,583
Stepan Co. ........................ 549,033 42,412,799
Tronox Holdings plc .................. 3,118,809 45,628,176
Valhi, Inc. ......................... 73,860 2,464,708
1,379,367,045
Commercial Services & Supplies — 1.7%
ABM Industries, Inc. .................. 1,657,054 87,426,169
ACCO Brands Corp. .................. 2,417,791 13,225,317
ACV Auctions, Inc. , Class A
(a)(b)
........... 3,852,280 78,316,852
Aris Water Solutions, Inc. , Class A ........ 712,960 12,027,635
BrightView Holdings, Inc.
(a)(b)
............ 1,517,037 23,878,162
Brink's Co. (The) .................... 1,172,851 135,628,490
Casella Waste Systems, Inc. , Class A
(a)(b)
.... 1,595,164 158,702,866
CECO Environmental Corp.
(a)(b)
.......... 754,137 21,266,663
Cimpress plc
(a)(b)
.................... 449,981 36,862,444
CompX International, Inc. .............. 32,106 937,816
CoreCivic, Inc.
(a)
.................... 2,870,235 36,308,473
Deluxe Corp. ....................... 1,181,950 23,036,205
Driven Brands Holdings, Inc.
(a)(b)
.......... 1,552,069 22,148,025
Ennis, Inc. ........................ 622,015 15,127,405
Enviri Corp.
(a)
...................... 2,066,174 21,364,239
GEO Group, Inc. (The)
(a)
............... 3,252,305 41,792,119
Healthcare Services Group, Inc.
(a)
......... 1,894,590 21,162,570
HNI Corp. ......................... 1,242,774 66,910,952
Interface, Inc. ...................... 1,508,001 28,606,779
LanzaTech Global, Inc.
(a)(b)
.............. 2,708,583 5,173,394
Liquidity Services, Inc.
(a)(b)
.............. 533,736 12,169,181
Matthews International Corp. , Class A ...... 778,211 18,054,495
MillerKnoll, Inc. ..................... 1,831,331 45,343,756
Montrose Environmental Group, Inc.
(a)(b)
..... 828,492 21,789,340
NL Industries, Inc. ................... 214,179 1,591,350
OPENLANE, Inc.
(a)(b)
.................. 2,821,523 47,627,308
Perma-Fix Environmental Services, Inc.
(a)(b)
.. 358,618 4,400,243
Pitney Bowes, Inc. ................... 2,823,565 20,132,018
Quad/Graphics, Inc. , Class A
(b)
........... 792,222 3,596,688
Quest Resource Holding Corp.
(a)(b)
........ 317,790 2,535,964
Steelcase, Inc. , Class A ............... 2,456,832 33,142,664
UniFirst Corp.
(b)
..................... 391,799 77,830,871
Viad Corp.
(a)
....................... 548,466 19,651,537
Virco Mfg. Corp.
(b)
................... 292,611 4,040,958
VSE Corp.
(b)
....................... 415,123 34,343,126
1,196,152,074

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 ETF
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment — 0.6%
(a)
ADTRAN Holdings, Inc. ............... 2,091,549 $ 12,402,886
Applied Optoelectronics, Inc.
(b)
........... 964,424 13,800,907
Aviat Networks, Inc. .................. 286,321 6,193,123
Calix, Inc. ......................... 1,532,963 59,463,635
Clearfield, Inc.
(b)
..................... 318,315 12,401,552
CommScope Holding Co., Inc. ........... 5,519,777 33,725,838
Digi International, Inc.
(b)
................ 926,046 25,494,046
Extreme Networks, Inc.
(b)
............... 3,292,737 49,489,837
Harmonic, Inc. ...................... 2,865,404 41,748,936
Infinera Corp.
(b)
..................... 5,277,894 35,625,785
NETGEAR, Inc. ..................... 731,166 14,667,190
NetScout Systems, Inc. ................ 1,823,603 39,663,365
Ribbon Communications, Inc.
(b)
.......... 2,375,907 7,721,698
Viasat, Inc.
(b)
....................... 3,222,791 38,480,125
Viavi Solutions, Inc.
(b)
................. 5,705,859 51,466,848
442,345,771
Construction & Engineering — 1.6%
Ameresco, Inc. , Class A
(a)(b)
............. 838,298 31,805,026
Arcosa, Inc. ....................... 1,260,207 119,417,215
Argan, Inc. ........................ 318,190 32,274,012
Bowman Consulting Group Ltd.
(a)(b)
........ 344,155 8,287,252
Centuri Holdings, Inc.
(a)(b)
............... 325,592 5,258,311
Concrete Pumping Holdings, Inc.
(a)(b)
....... 601,617 3,483,362
Construction Partners, Inc. , Class A
(a)(b)
..... 1,113,837 77,745,823
Dycom Industries, Inc.
(a)
............... 739,328 145,721,549
Fluor Corp.
(a)
....................... 4,446,437 212,139,509
Granite Construction, Inc. .............. 1,151,246 91,270,783
Great Lakes Dredge & Dock Corp.
(a)
....... 1,680,427 17,694,896
IES Holdings, Inc.
(a)(b)
................. 214,227 42,763,994
Limbach Holdings, Inc.
(a)(b)
.............. 266,188 20,166,403
Matrix Service Co.
(a)
.................. 682,848 7,873,238
MYR Group, Inc.
(a)
................... 425,756 43,525,036
Northwest Pipe Co.
(a)
................. 239,892 10,826,326
Orion Group Holdings, Inc.
(a)
............ 817,729 4,718,296
Primoris Services Corp. ............... 1,404,903 81,596,766
Southland Holdings, Inc.
(a)(b)
............. 134,694 498,368
Sterling Infrastructure, Inc.
(a)(b)
........... 784,892 113,825,038
Tutor Perini Corp.
(a)
.................. 1,136,770 30,874,673
1,101,765,876
Construction Materials — 0.4%
(b)
Knife River Corp.
(a)
................... 1,478,556 132,168,121
Smith-Midland Corp.
(a)
................ 111,896 3,736,207
Summit Materials, Inc. , Class A
(a)
......... 3,175,243 123,929,734
United States Lime & Minerals, Inc. ........ 272,521 26,614,401
286,448,463
Consumer Finance — 0.8%
Atlanticus Holdings Corp.
(a)(b)
............ 142,901 5,012,967
Bread Financial Holdings, Inc. ........... 642,741 30,581,617
Consumer Portfolio Services, Inc.
(a)(b)
....... 213,131 1,999,169
Encore Capital Group, Inc.
(a)(b)
........... 624,656 29,527,489
Enova International, Inc.
(a)
.............. 665,405 55,754,285
FirstCash Holdings, Inc. ............... 1,004,251 115,288,015
Green Dot Corp. , Class A
(a)(b)
............ 1,011,599 11,845,824
LendingClub Corp.
(a)
.................. 2,851,217 32,589,410
LendingTree, Inc.
(a)(b)
................. 263,143 15,270,188
Medallion Financial Corp. .............. 497,928 4,053,134
Moneylion, Inc. , Class A
(a)(b)
............. 226,766 9,422,127
Navient Corp. ...................... 2,194,761 34,216,324
Nelnet, Inc. , Class A
(b)
................. 388,024 43,955,359
NerdWallet, Inc. , Class A
(a)(b)
............ 1,045,575 13,289,258
OppFi, Inc. , Class A .................. 451,737 2,136,716
PRA Group, Inc.
(a)
................... 1,010,393 22,592,388
PROG Holdings, Inc. ................. 1,085,526 52,637,156
Security
Shares
Shares Value
Consumer Finance (continued)
Regional Management Corp. ............ 223,176 $ 7,300,087
Upstart Holdings, Inc.
(a)(b)
............... 2,005,436 80,237,494
World Acceptance Corp.
(a)(b)
............. 92,723 10,939,460
578,648,467
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc. (The) ................. 868,558 43,549,498
Chefs' Warehouse, Inc. (The)
(a)(b)
......... 912,285 38,325,093
HF Foods Group, Inc.
(a)(b)
............... 932,951 3,330,635
Ingles Markets, Inc. , Class A ............ 374,490 27,936,954
Natural Grocers by Vitamin Cottage, Inc. .... 259,258 7,697,370
PriceSmart, Inc. ..................... 647,965 59,470,228
SpartanNash Co. .................... 885,890 19,852,795
Sprouts Farmers Market, Inc.
(a)(b)
......... 2,617,036 288,946,945
United Natural Foods, Inc.
(a)(b)
........... 1,534,736 25,814,259
Village Super Market, Inc. , Class A ........ 221,414 7,038,751
Weis Markets, Inc.
(b)
.................. 423,424 29,186,616
551,149,144
Containers & Packaging — 0.3%
Ardagh Metal Packaging SA ............ 3,712,256 13,995,205
Greif, Inc. , Class A, NVS ............... 666,713 41,776,237
Greif, Inc. , Class B ................... 123,962 8,656,266
Myers Industries, Inc. ................. 949,446 13,121,344
O-I Glass, Inc.
(a)(b)
.................... 4,037,582 52,973,076
Pactiv Evergreen, Inc. ................ 1,064,493 12,252,314
Ranpak Holdings Corp. , Class A
(a)
........ 1,158,326 7,563,869
TriMas Corp. ....................... 1,022,849 26,113,335
176,451,646
Distributors — 0.1%
A-Mark Precious Metals, Inc. ............ 457,390 20,198,342
GigaCloud Technology, Inc. , Class A
(a)(b)
..... 609,768 14,012,469
Weyco Group, Inc. ................... 137,224 4,671,105
38,881,916
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.
(a)
......... 973,913 73,510,953
American Public Education, Inc.
(a)(b)
........ 409,957 6,046,866
Carriage Services, Inc. ................ 340,706 11,185,378
Chegg, Inc.
(a)(b)
..................... 2,646,369 4,684,073
Coursera, Inc.
(a)
..................... 3,581,084 28,433,807
European Wax Center, Inc. , Class A
(a)(b)
..... 833,088 5,664,998
Frontdoor, Inc.
(a)
..................... 2,032,520 97,540,635
Graham Holdings Co. , Class B ........... 85,629 70,363,062
Laureate Education, Inc. ............... 3,486,364 57,908,506
Lincoln Educational Services Corp.
(a)
....... 682,937 8,154,268
Mister Car Wash, Inc.
(a)(b)
............... 2,446,947 15,929,625
Nerdy, Inc. , Class A
(a)(b)
................ 1,915,287 1,882,919
OneSpaWorld Holdings Ltd. ............. 2,633,839 43,484,682
Perdoceo Education Corp. .............. 1,555,878 34,602,727
Strategic Education, Inc. ............... 577,863 53,481,220
Stride, Inc.
(a)(b)
...................... 1,109,663 94,665,350
Udemy, Inc.
(a)(b)
..................... 2,491,314 18,535,376
Universal Technical Institute, Inc.
(a)(b)
....... 1,022,038 16,618,338
642,692,783
Diversified REITs — 0.7%
Alexander & Baldwin, Inc. .............. 1,983,231 38,078,035
Alpine Income Property Trust, Inc. ........ 327,329 5,957,388
American Assets Trust, Inc. ............. 1,276,393 34,105,221
Armada Hoffler Properties, Inc. .......... 1,720,688 18,635,051
Broadstone Net Lease, Inc. ............. 4,945,411 93,715,538
CTO Realty Growth, Inc. ............... 527,335 10,029,912
Empire State Realty Trust, Inc. , Class A
(b)
.... 3,519,595 38,997,112
Essential Properties Realty Trust, Inc. ...... 4,605,427 157,275,332
Gladstone Commercial Corp. ............ 1,047,879 17,017,555

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified REITs (continued)
Global Net Lease, Inc. ................ 5,237,840 $ 44,102,613
NexPoint Diversified Real Estate Trust
(b)
.... 858,108 5,363,175
One Liberty Properties, Inc. ............. 439,594 12,106,419
475,383,351
Diversified Telecommunication Services — 0.7%
Anterix, Inc.
(a)
...................... 260,257 9,801,279
AST SpaceMobile, Inc. , Class A
(a)(b)
........ 3,484,002 91,106,652
ATN International, Inc. ................ 275,454 8,908,182
Bandwidth, Inc. , Class A
(a)(b)
............. 645,901 11,309,727
Cogent Communications Holdings, Inc. ..... 1,144,236 86,870,397
Consolidated Communications Holdings, Inc.
(a)
1,896,305 8,798,855
Globalstar, Inc.
(a)(b)
................... 18,970,399 23,523,295
IDT Corp. , Class B ................... 399,292 15,240,976
Liberty Latin America Ltd. , Class A
(a)(b)
...... 835,149 8,000,727
Liberty Latin America Ltd. , Class C, NVS
(a)(b)
.. 3,373,589 32,015,360
Lumen Technologies, Inc.
(a)
............. 26,255,771 186,415,974
Shenandoah Telecommunications Co. ...... 1,259,066 17,765,421
499,756,845
Electric Utilities — 0.8%
ALLETE, Inc. ...................... 1,526,934 98,013,893
Genie Energy Ltd. , Class B ............. 352,814 5,733,227
Hawaiian Electric Industries, Inc.
(a)
........ 4,044,656 39,152,270
MGE Energy, Inc. .................... 943,737 86,304,749
Otter Tail Corp. ..................... 1,076,747 84,158,546
Portland General Electric Co. ............ 2,668,991 127,844,669
TXNM Energy, Inc. ................... 2,330,758 102,017,278
543,224,632
Electrical Equipment — 1.3%
Allient, Inc. ........................ 354,980 6,741,070
American Superconductor Corp.
(a)(b)
....... 912,794 21,541,938
Amprius Technologies, Inc.
(a)(b)
........... 182,984 203,112
Array Technologies, Inc.
(a)(b)
............. 3,939,317 25,999,492
Atkore, Inc.
(b)
....................... 957,155 81,109,315
Blink Charging Co.
(a)(b)
................. 2,512,506 4,321,510
Bloom Energy Corp. , Class A
(a)(b)
......... 5,152,210 54,407,338
ChargePoint Holdings, Inc. , Class A
(a)(b)
..... 10,004,875 13,706,679
Energy Vault Holdings, Inc.
(a)(b)
........... 2,420,950 2,324,112
EnerSys
(b)
......................... 1,035,233 105,645,528
Enovix Corp.
(a)(b)
..................... 3,953,741 36,927,941
Fluence Energy, Inc. , Class A
(a)(b)
......... 1,581,226 35,909,642
Freyr Battery, Inc.
(a)(b)
................. 2,871,037 2,785,193
FuelCell Energy, Inc.
(a)(b)
............... 12,662,892 4,811,899
GrafTech International Ltd.
(a)
............ 6,854,257 9,047,619
LSI Industries, Inc. ................... 693,139 11,194,195
NANO Nuclear Energy, Inc.
(a)(b)
........... 109,831 1,582,665
Net Power, Inc. , Class A
(a)(b)
............. 502,573 3,523,037
NEXTracker, Inc. , Class A
(a)(b)
............ 3,736,625 140,048,705
NuScale Power Corp. , Class A
(a)(b)
......... 2,065,664 23,920,389
Plug Power, Inc.
(a)(b)
.................. 19,309,430 43,639,312
Powell Industries, Inc.
(b)
............... 242,598 53,854,330
Preformed Line Products Co.
(b)
........... 58,803 7,531,488
SES AI Corp. , Class A
(a)(b)
.............. 3,155,795 2,019,078
Shoals Technologies Group, Inc. , Class A
(a)(b)
. 4,406,309 24,719,393
Stem, Inc.
(a)(b)
...................... 3,935,935 1,370,493
Sunrun, Inc.
(a)(b)
..................... 5,684,611 102,664,075
Thermon Group Holdings, Inc.
(a)(b)
......... 853,689 25,474,080
TPI Composites, Inc.
(a)(b)
............... 1,196,295 5,443,142
Ultralife Corp.
(a)(b)
.................... 224,157 2,026,379
Vicor Corp.
(a)
....................... 583,929 24,583,411
879,076,560
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 3.0%
908 Devices, Inc.
(a)(b)
.................. 625,547 $ 2,170,648
Advanced Energy Industries, Inc.
(b)
........ 969,125 101,990,715
Aeva Technologies, Inc.
(a)(b)
............. 583,266 1,918,945
Arlo Technologies, Inc.
(a)(b)
.............. 2,472,218 29,938,560
Badger Meter, Inc. ................... 759,530 165,888,947
Bel Fuse, Inc. , Class A ................ 37,601 3,738,667
Bel Fuse, Inc. , Class B, NVS ............ 278,599 21,872,808
Belden, Inc.
(b)
...................... 1,053,166 123,357,334
Benchmark Electronics, Inc. ............ 938,156 41,579,074
Climb Global Solutions, Inc. ............. 108,788 10,828,758
CTS Corp. ........................ 762,776 36,903,103
Daktronics, Inc.
(a)(b)
................... 970,378 12,527,580
ePlus, Inc.
(a)(b)
...................... 695,319 68,377,670
Evolv Technologies Holdings, Inc.
(a)(b)
...... 3,367,638 13,638,934
Fabrinet
(a)(b)
........................ 945,769 223,617,622
FARO Technologies, Inc.
(a)(b)
............ 464,189 8,884,577
Insight Enterprises, Inc.
(a)(b)
............. 732,099 157,686,804
Iteris, Inc.
(a)(b)
....................... 1,093,080 7,804,591
Itron, Inc.
(a)(b)
....................... 1,193,753 127,504,758
Kimball Electronics, Inc.
(a)(b)
............. 622,217 11,517,237
Knowles Corp.
(a)(b)
................... 2,320,010 41,829,780
Lightwave Logic, Inc.
(a)(b)
............... 3,124,277 8,623,005
Methode Electronics, Inc. .............. 927,948 11,098,258
MicroVision, Inc.
(a)(b)
.................. 5,374,659 6,127,111
Mirion Technologies, Inc. , Class A
(a)(b)
...... 5,169,210 57,223,155
Motomova, Inc.
(a)(d)
................... 26,106 —
Napco Security Technologies, Inc. ........ 914,175 36,987,521
nLight, Inc.
(a)
....................... 1,197,463 12,800,879
Novanta, Inc.
(a)(b)
.................... 927,579 165,962,435
OSI Systems, Inc.
(a)(b)
................. 416,413 63,223,986
Ouster, Inc. , Class A
(a)(b)
............... 1,135,085 7,151,035
PAR Technology Corp.
(a)(b)
.............. 940,097 48,960,252
PC Connection, Inc. .................. 307,129 23,166,740
Plexus Corp.
(a)(b)
..................... 708,776 96,896,767
Powerfleet, Inc.
(a)(b)
................... 2,473,011 12,365,055
Richardson Electronics Ltd. ............. 289,265 3,569,530
Rogers Corp.
(a)(b)
.................... 481,250 54,386,063
Sanmina Corp.
(a)
.................... 1,406,880 96,300,936
ScanSource, Inc.
(a)(b)
.................. 659,979 31,698,791
SmartRent, Inc. , Class A
(a)(b)
............. 4,945,664 8,555,999
TTM Technologies, Inc.
(a)
............... 2,626,440 47,932,530
Vishay Intertechnology, Inc. ............. 3,278,418 61,994,884
Vishay Precision Group, Inc.
(a)(b)
.......... 299,704 7,762,334
2,076,364,378
Energy Equipment & Services — 2.1%
Archrock, Inc. ...................... 4,335,981 87,760,255
Atlas Energy Solutions, Inc. ............. 1,761,166 38,393,419
Borr Drilling Ltd.
(b)
................... 6,097,292 33,474,133
Bristow Group, Inc.
(a)(b)
................ 641,994 22,270,772
Cactus, Inc. , Class A
(b)
................ 1,694,840 101,131,103
ChampionX Corp. ................... 4,976,062 150,028,269
Core Laboratories, Inc.
(b)
............... 1,217,942 22,568,465
DMC Global, Inc.
(a)(b)
.................. 486,721 6,317,639
Drilling Tools International Corp.
(a)(b)
........ 117,307 437,555
Expro Group Holdings NV
(a)(b)
............ 2,466,981 42,358,064
Forum Energy Technologies, Inc.
(a)
........ 264,936 4,095,911
Geospace Technologies Corp.
(a)(b)
......... 280,746 2,902,914
Helix Energy Solutions Group, Inc.
(a)
....... 3,744,008 41,558,489
Helmerich & Payne, Inc. ............... 2,542,147 77,332,112
Innovex International, Inc.
(a)(b)
............ 841,658 12,355,539
Kodiak Gas Services, Inc. .............. 496,301 14,392,729
Liberty Energy, Inc. , Class A ............ 4,195,681 80,095,550
Mammoth Energy Services, Inc.
(a)(b)
........ 560,389 2,291,991
Nabors Industries Ltd.
(a)(b)
.............. 241,000 15,537,270

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Natural Gas Services Group, Inc.
(a)
........ 267,223 $ 5,106,632
Newpark Resources, Inc.
(a)
............. 2,121,139 14,699,493
Noble Corp. plc ..................... 3,589,567 129,726,951
Oceaneering International, Inc.
(a)(b)
........ 2,640,705 65,674,333
Oil States International, Inc.
(a)
............ 1,618,210 7,443,766
Patterson-UTI Energy, Inc. ............. 10,230,233 78,261,283
ProFrac Holding Corp. , Class A
(a)(b)
........ 549,640 3,732,056
ProPetro Holding Corp.
(a)(b)
............. 2,297,366 17,597,824
Ranger Energy Services, Inc. ............ 384,587 4,580,431
RPC, Inc. ......................... 2,188,170 13,916,761
SEACOR Marine Holdings, Inc.
(a)
......... 617,374 5,957,659
Seadrill Ltd.
(a)
...................... 1,790,333 71,147,833
Select Water Solutions, Inc. , Class A ....... 2,386,414 26,560,788
Solaris Energy Infrastructure, Inc. , Class A ... 650,216 8,296,756
TETRA Technologies, Inc.
(a)(b)
............ 3,301,434 10,234,445
Tidewater, Inc.
(a)(b)
................... 1,267,255 90,976,236
Transocean Ltd.
(a)(b)
.................. 19,065,645 81,028,991
Valaris Ltd.
(a)(b)
...................... 1,621,702 90,409,887
1,480,654,304
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a)(b)
8,811,606 40,092,807
Atlanta Braves Holdings, Inc. , Class A
(a)(b)
.... 291,407 12,282,805
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)(b)
1,288,044 51,264,151
Cinemark Holdings, Inc.
(a)(b)
............. 2,871,483 79,942,087
Eventbrite, Inc. , Class A
(a)
.............. 2,071,057 5,653,986
Golden Matrix Group, Inc.
(a)(b)
............ 426,499 993,743
IMAX Corp.
(a)(b)
..................... 1,116,170 22,892,647
Lions Gate Entertainment Corp. , Class A
(a)(b)
.. 1,714,756 13,426,540
Lions Gate Entertainment Corp. , Class B,
NVS
(a)
......................... 3,062,296 21,191,088
LiveOne, Inc.
(a)(b)
.................... 1,771,300 1,680,609
Madison Square Garden Entertainment Corp.
(a)
(b)
............................ 1,004,761 42,732,485
Marcus Corp. (The) .................. 631,530 9,517,157
Playstudios, Inc. , Class A
(a)
............. 2,269,625 3,427,134
Reservoir Media, Inc.
(a)(b)
............... 483,420 3,920,536
Sphere Entertainment Co. , Class A
(a)(b)
...... 695,653 30,733,950
Vivid Seats, Inc. , Class A
(a)(b)
............ 2,015,765 7,458,330
347,210,055
Financial Services — 2.7%
Acacia Research Corp.
(a)(b)
.............. 893,924 4,165,686
Alerus Financial Corp. ................ 511,219 11,696,691
AvidXchange Holdings, Inc.
(a)(b)
........... 4,536,330 36,789,636
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 760,168 24,697,858
Burford Capital Ltd. .................. 5,218,652 69,199,326
Cannae Holdings, Inc. ................ 1,534,663 29,250,677
Cantaloupe, Inc.
(a)(b)
.................. 1,549,696 11,467,750
Cass Information Systems, Inc. .......... 382,480 15,865,270
Compass Diversified Holdings ........... 1,839,912 40,717,253
Enact Holdings, Inc. .................. 831,484 30,207,814
Essent Group Ltd. ................... 2,722,466 175,027,339
EVERTEC, Inc. ..................... 1,646,296 55,792,972
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 242,697 45,483,845
Flywire Corp.
(a)(b)
.................... 3,151,044 51,645,611
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
.................... 2,928,669 100,951,220
I3 Verticals, Inc. , Class A
(a)(b)
............ 591,340 12,601,455
International Money Express, Inc.
(a)(b)
....... 822,462 15,207,322
Jackson Financial, Inc. , Class A .......... 1,716,369 156,584,344
Marqeta, Inc. , Class A
(a)
............... 12,295,951 60,496,079
Merchants Bancorp .................. 498,249 22,401,275
Mr Cooper Group, Inc.
(a)
............... 1,690,176 155,800,424
Security
Shares
Shares Value
Financial Services (continued)
NCR Atleos Corp.
(a)(b)
................. 1,889,857 $ 53,917,620
NewtekOne, Inc. .................... 686,957 8,559,484
NMI Holdings, Inc. , Class A
(a)
............ 2,090,142 86,092,949
Onity Group, Inc.
(a)
................... 167,699 5,356,306
Pagseguro Digital Ltd. , Class A
(a)(b)
........ 4,962,435 42,726,565
Payoneer Global, Inc.
(a)
................ 6,161,115 46,393,196
Paysafe Ltd.
(a)(b)
..................... 859,305 19,274,211
Paysign, Inc.
(a)
...................... 830,930 3,049,513
PennyMac Financial Services, Inc. ........ 706,266 80,493,136
Priority Technology Holdings, Inc.
(a)
........ 423,301 2,891,146
Radian Group, Inc. ................... 3,231,567 112,103,059
Remitly Global, Inc.
(a)(b)
................ 3,836,714 51,373,601
Repay Holdings Corp. , Class A
(a)(b)
........ 2,391,963 19,518,418
Sezzle, Inc.
(a)(b)
..................... 62,053 10,585,621
StoneCo Ltd. , Class A
(a)(b)
.............. 7,492,756 84,368,433
SWK Holdings Corp.
(a)(b)
............... 41,363 715,166
Velocity Financial, Inc.
(a)(b)
.............. 242,754 4,760,406
Walker & Dunlop, Inc. ................. 847,450 96,261,846
Waterstone Financial, Inc. .............. 497,280 7,310,016
1,861,800,539
Food Products — 1.0%
Alico, Inc.
(b)
........................ 177,565 4,966,493
B&G Foods, Inc. .................... 1,989,666 17,668,234
Beyond Meat, Inc.
(a)(b)
................. 1,561,481 10,586,841
BRC, Inc. , Class A
(a)(b)
................. 1,343,489 4,594,732
Calavo Growers, Inc. ................. 425,785 12,147,646
Cal-Maine Foods, Inc.
(b)
............... 1,071,068 80,158,729
Dole plc .......................... 1,986,456 32,359,368
Forafric Global plc
(a)(b)
................. 50,959 577,875
Fresh Del Monte Produce, Inc. ........... 887,576 26,218,995
Hain Celestial Group, Inc. (The)
(a)
......... 2,291,694 19,777,319
J & J Snack Foods Corp. ............... 394,920 67,973,630
John B Sanfilippo & Son, Inc. ............ 225,985 21,312,645
Lancaster Colony Corp. ............... 506,311 89,399,333
Lifeway Foods, Inc.
(a)(b)
................ 118,055 3,059,986
Limoneira Co. ...................... 428,278 11,349,367
Mama's Creations, Inc.
(a)
............... 833,501 6,084,557
Mission Produce, Inc.
(a)(b)
............... 1,110,863 14,241,264
Seneca Foods Corp. , Class A
(a)(b)
......... 121,401 7,566,924
Simply Good Foods Co. (The)
(a)(b)
......... 2,357,120 81,957,063
SunOpta, Inc.
(a)(b)
.................... 2,389,988 15,248,124
TreeHouse Foods, Inc.
(a)(b)
.............. 1,237,625 51,955,498
Utz Brands, Inc. , Class A
(b)
............. 1,675,846 29,662,474
Vital Farms, Inc.
(a)(b)
.................. 841,851 29,523,715
Westrock Coffee Co.
(a)(b)
............... 828,311 5,384,022
WK Kellogg Co. ..................... 1,700,429 29,094,340
672,869,174
Gas Utilities — 1.0%
Brookfield Infrastructure Corp. , Class A ..... 3,118,679 135,444,229
Chesapeake Utilities Corp. ............. 563,753 70,001,210
New Jersey Resources Corp. ............ 2,556,144 120,649,997
Northwest Natural Holding Co. ........... 981,481 40,064,054
ONE Gas, Inc. ...................... 1,465,936 109,094,957
RGC Resources, Inc. ................. 178,959 4,039,105
Southwest Gas Holdings, Inc. ........... 1,591,204 117,367,207
Spire, Inc. ......................... 1,487,219 100,074,967
696,735,726
Ground Transportation — 0.5%
ArcBest Corp.
(b)
..................... 613,922 66,579,841
Covenant Logistics Group, Inc. , Class A ..... 213,449 11,278,645
FTAI Infrastructure, Inc. ................ 2,625,262 24,572,452
Heartland Express, Inc. ................ 1,181,089 14,503,773
Hertz Global Holdings, Inc.
(a)(b)
........... 3,235,931 10,678,572

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation (continued)
Marten Transport Ltd. ................. 1,437,405 $ 25,442,069
PAM Transportation Services, Inc.
(a)
....... 167,289 3,094,846
Proficient Auto Logistics, Inc.
(a)(b)
.......... 303,654 4,305,814
RXO, Inc.
(a)(b)
....................... 3,528,710 98,803,880
Universal Logistics Holdings, Inc. ......... 183,160 7,896,028
Werner Enterprises, Inc. ............... 1,570,039 60,587,805
327,743,725
Health Care Equipment & Supplies — 3.2%
Accuray, Inc.
(a)(b)
..................... 2,316,624 4,169,923
Alphatec Holdings, Inc.
(a)(b)
.............. 2,653,602 14,754,027
AngioDynamics, Inc.
(a)
................ 996,291 7,751,144
Artivion, Inc.
(a)(b)
..................... 1,033,145 27,502,320
AtriCure, Inc.
(a)(b)
.................... 1,224,068 34,322,867
Avanos Medical, Inc.
(a)
................ 1,162,351 27,931,295
AxoGen, Inc.
(a)
...................... 1,096,122 15,367,630
Axonics, Inc.
(a)
...................... 1,317,924 91,727,510
Bioventus, Inc. , Class A
(a)(b)
............. 968,351 11,571,794
Cerus Corp.
(a)(b)
..................... 4,695,165 8,169,587
CONMED Corp. ..................... 797,925 57,386,766
CVRx, Inc.
(a)(b)
...................... 342,208 3,014,853
Embecta Corp. ..................... 1,499,595 21,144,290
Fractyl Health, Inc.
(a)(b)
................. 653,891 1,654,344
Glaukos Corp.
(a)(b)
.................... 1,271,770 165,686,196
Haemonetics Corp.
(a)(b)
................ 1,297,785 104,315,958
ICU Medical, Inc.
(a)(b)
.................. 555,728 101,264,756
Inari Medical, Inc.
(a)(b)
................. 1,371,100 56,544,164
Inmode Ltd.
(a)(b)
..................... 2,047,364 34,702,820
Inogen, Inc.
(a)(b)
..................... 631,522 6,125,763
Integer Holdings Corp.
(a)(b)
.............. 866,530 112,648,900
Integra LifeSciences Holdings Corp.
(a)
...... 1,748,335 31,767,247
iRadimed Corp. ..................... 174,138 8,757,400
iRhythm Technologies, Inc.
(a)(b)
........... 811,532 60,248,136
Lantheus Holdings, Inc.
(a)(b)
............. 1,784,334 195,830,657
LeMaitre Vascular, Inc. ................ 523,263 48,605,900
LivaNova plc
(a)
...................... 1,412,230 74,198,564
Merit Medical Systems, Inc.
(a)(b)
........... 1,480,167 146,284,905
Neogen Corp.
(a)(b)
.................... 5,650,808 94,990,082
NeuroPace, Inc.
(a)(b)
.................. 292,256 2,037,024
Nevro Corp.
(a)(b)
..................... 954,016 5,332,949
Novocure Ltd.
(a)(b)
.................... 2,758,596 43,116,855
Omnicell, Inc.
(a)(b)
.................... 1,181,944 51,532,758
OraSure Technologies, Inc.
(a)(b)
........... 1,849,777 7,898,548
Orchestra BioMed Holdings, Inc.
(a)(b)
....... 526,136 2,704,339
Orthofix Medical, Inc.
(a)
................ 861,604 13,458,254
OrthoPediatrics Corp.
(a)(b)
............... 415,150 11,254,717
Paragon 28, Inc.
(a)(b)
.................. 1,221,733 8,161,176
PROCEPT BioRobotics Corp.
(a)(b)
......... 1,099,348 88,079,762
Pulmonx Corp.
(a)(b)
................... 989,606 8,203,834
Pulse Biosciences, Inc.
(a)(b)
.............. 482,230 8,458,314
RxSight, Inc.
(a)(b)
..................... 934,258 46,180,373
Sanara Medtech, Inc.
(a)(b)
............... 95,673 2,893,152
Semler Scientific, Inc.
(a)(b)
............... 121,280 2,856,144
SI-BONE, Inc.
(a)(b)
.................... 1,045,760 14,619,725
Sight Sciences, Inc.
(a)(b)
................ 871,248 5,488,862
STAAR Surgical Co.
(a)(b)
................ 1,277,199 47,447,943
Stereotaxis, Inc.
(a)(b)
.................. 1,324,424 2,701,825
Surmodics, Inc.
(a)(b)
................... 354,676 13,754,335
Tactile Systems Technology, Inc.
(a)
........ 587,939 8,589,789
Tandem Diabetes Care, Inc.
(a)(b)
.......... 1,683,293 71,388,456
TransMedics Group, Inc.
(a)(b)
............. 832,294 130,670,158
Treace Medical Concepts, Inc.
(a)(b)
......... 1,259,072 7,302,618
UFP Technologies, Inc.
(a)(b)
.............. 188,505 59,699,534
Utah Medical Products, Inc. ............. 57,577 3,852,477
Varex Imaging Corp.
(a)(b)
............... 999,085 11,909,093
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Zimvie, Inc.
(a)
....................... 717,372 $ 11,384,694
Zynex, Inc.
(a)(b)
...................... 376,600 3,073,056
2,262,490,562
Health Care Providers & Services — 2.8%
Accolade, Inc.
(a)(b)
.................... 1,857,945 7,153,088
AdaptHealth Corp.
(a)(b)
................. 2,638,144 29,626,357
Addus HomeCare Corp.
(a)
.............. 448,720 59,693,222
agilon health, Inc.
(a)(b)
................. 8,035,468 31,579,389
AirSculpt Technologies, Inc.
(a)(b)
.......... 290,541 1,473,043
Alignment Healthcare, Inc.
(a)
............ 2,598,736 30,717,060
AMN Healthcare Services, Inc.
(a)(b)
........ 981,270 41,596,035
Ardent Health Partners, Inc.
(a)(b)
.......... 276,465 5,081,427
Astrana Health, Inc.
(a)(b)
................ 1,115,997 64,660,866
Aveanna Healthcare Holdings, Inc.
(a)(b)
...... 1,344,767 6,992,788
BrightSpring Health Services, Inc.
(a)(b)
...... 1,377,807 20,226,207
Brookdale Senior Living, Inc.
(a)
........... 4,979,940 33,813,793
Castle Biosciences, Inc.
(a)(b)
............. 672,819 19,188,798
Community Health Systems, Inc.
(a)
........ 3,246,417 19,705,751
Concentra Group Holdings Parent, Inc.
(a)(b)
... 530,828 11,869,314
CorVel Corp.
(a)(b)
..................... 228,427 74,670,502
Cross Country Healthcare, Inc.
(a)(b)
........ 850,217 11,426,917
DocGo, Inc.
(a)(b)
..................... 2,650,778 8,800,583
Enhabit, Inc.
(a)
...................... 1,255,979 9,922,234
Ensign Group, Inc. (The)
(b)
.............. 1,441,931 207,378,516
Fulgent Genetics, Inc.
(a)(b)
.............. 530,586 11,529,634
GeneDx Holdings Corp. , Class A
(a)(b)
....... 324,158 13,757,266
Guardant Health, Inc.
(a)(b)
............... 3,063,764 70,282,746
HealthEquity, Inc.
(a)(b)
................. 2,199,403 180,021,136
Hims & Hers Health, Inc. , Class A
(a)(b)
...... 4,924,893 90,716,529
InfuSystem Holdings, Inc.
(a)
............. 449,262 3,010,055
Innovage Holding Corp.
(a)(b)
............. 472,266 2,833,596
Joint Corp. (The)
(a)(b)
.................. 303,653 3,473,790
LifeStance Health Group, Inc.
(a)(b)
......... 3,553,270 24,872,890
ModivCare, Inc.
(a)(b)
................... 294,180 4,200,890
Nano-X Imaging Ltd.
(a)(b)
............... 1,412,174 8,586,018
National HealthCare Corp. .............. 325,814 40,977,627
National Research Corp. ............... 375,737 8,589,348
NeoGenomics, Inc.
(a)(b)
................ 3,308,321 48,797,735
OPKO Health, Inc.
(a)(b)
................. 8,495,062 12,657,642
Option Care Health, Inc.
(a)(b)
............. 4,459,203 139,573,054
Owens & Minor, Inc.
(a)
................. 1,978,522 31,043,010
PACS Group, Inc.
(a)(b)
................. 1,016,265 40,620,112
Patterson Cos., Inc. .................. 2,064,443 45,087,435
Pediatrix Medical Group, Inc.
(a)
........... 2,191,353 25,397,781
Pennant Group, Inc. (The)
(a)(b)
........... 742,589 26,510,427
Performant Financial Corp.
(a)
............ 1,790,525 6,696,564
PetIQ, Inc. , Class A
(a)(b)
................ 703,083 21,633,864
Privia Health Group, Inc.
(a)(b)
............. 2,634,420 47,972,788
Progyny, Inc.
(a)(b)
.................... 2,167,846 36,333,099
Quipt Home Medical Corp.
(a)(b)
........... 969,975 2,832,327
RadNet, Inc.
(a)
...................... 1,728,478 119,939,088
Select Medical Holdings Corp. ........... 2,813,345 98,101,340
Sonida Senior Living, Inc.
(a)(b)
............ 92,920 2,484,681
Surgery Partners, Inc.
(a)(b)
.............. 1,996,074 64,353,426
Talkspace, Inc.
(a)(b)
................... 3,058,978 6,393,264
US Physical Therapy, Inc. .............. 377,427 31,941,647
Viemed Healthcare, Inc.
(a)
.............. 844,082 6,187,121
1,972,983,820
Health Care REITs — 0.7%
American Healthcare REIT, Inc. .......... 2,049,366 53,488,452
CareTrust REIT, Inc. .................. 3,730,730 115,130,328
Community Healthcare Trust, Inc. ......... 696,586 12,643,036
Diversified Healthcare Trust ............. 5,757,373 24,123,393

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care REITs (continued)
Global Medical REIT, Inc. .............. 1,581,434 $ 15,672,011
LTC Properties, Inc. .................. 1,125,178 41,282,781
National Health Investors, Inc. ........... 1,107,586 93,103,679
Sabra Health Care REIT, Inc. ............ 6,066,571 112,898,886
Strawberry Fields REIT, Inc. ............ 95,988 1,218,088
Universal Health Realty Income Trust ...... 335,492 15,348,759
484,909,413
Health Care Technology — 0.4%
Definitive Healthcare Corp. , Class A
(a)(b)
..... 1,416,654 6,332,443
Evolent Health, Inc. , Class A
(a)(b)
.......... 2,992,547 84,629,229
Health Catalyst, Inc.
(a)
................. 1,521,568 12,385,564
HealthStream, Inc. ................... 615,345 17,746,550
LifeMD, Inc.
(a)(b)
..................... 892,604 4,677,245
OptimizeRx Corp.
(a)(b)
................. 458,812 3,542,029
Phreesia, Inc.
(a)(b)
.................... 1,446,822 32,973,073
Schrodinger, Inc.
(a)(b)
.................. 1,464,699 27,170,166
Simulations Plus, Inc.
(b)
................ 399,824 12,802,365
Teladoc Health, Inc.
(a)(b)
................ 4,431,747 40,683,437
Waystar Holding Corp.
(a)(b)
.............. 1,111,101 30,988,607
273,930,708
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc. ............. 6,127,688 90,996,167
Braemar Hotels & Resorts, Inc. .......... 1,683,157 5,200,955
Chatham Lodging Trust ................ 1,323,287 11,274,405
DiamondRock Hospitality Co. ............ 5,594,707 48,841,792
Pebblebrook Hotel Trust
(b)
.............. 3,155,812 41,751,393
RLJ Lodging Trust ................... 4,061,006 37,280,035
Ryman Hospitality Properties, Inc. ........ 1,547,779 165,983,820
Service Properties Trust ............... 4,366,158 19,909,681
Summit Hotel Properties, Inc. ............ 2,755,099 18,899,979
Sunstone Hotel Investors, Inc. ........... 5,410,597 55,837,361
Xenia Hotels & Resorts, Inc. ............ 2,713,236 40,074,496
536,050,084
Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment, Inc. , Class A
(a)
....... 1,286,517 14,949,328
Bally's Corp.
(a)(b)
..................... 616,538 10,635,281
Biglari Holdings, Inc. , Class B, NVS
(a)(b)
..... 17,846 3,069,690
BJ's Restaurants, Inc.
(a)(b)
.............. 501,937 16,343,069
Bloomin' Brands, Inc. ................. 2,100,934 34,728,439
Brinker International, Inc.
(a)(b)
............ 1,152,432 88,195,621
Cheesecake Factory, Inc. (The) .......... 1,273,697 51,648,413
Chuy's Holdings, Inc.
(a)
................ 444,036 16,606,946
Cracker Barrel Old Country Store, Inc. ...... 586,072 26,578,365
Dave & Buster's Entertainment, Inc.
(a)(b)
..... 850,265 28,951,523
Denny's Corp.
(a)
..................... 1,260,543 8,130,502
Despegar.com Corp.
(a)(b)
............... 1,582,526 19,623,322
Dine Brands Global, Inc. ............... 417,800 13,047,894
El Pollo Loco Holdings, Inc.
(a)
............ 671,899 9,205,016
Empire Resorts, Inc.
(a)(b)(d)
.............. 70,419 1
Everi Holdings, Inc.
(a)
................. 2,052,684 26,972,268
First Watch Restaurant Group, Inc.
(a)(b)
...... 775,061 12,090,952
Full House Resorts, Inc.
(a)(b)
............. 784,724 3,939,314
Global Business Travel Group I
(a)(b)
........ 3,225,893 24,807,117
Golden Entertainment, Inc. ............. 524,240 16,665,590
Hilton Grand Vacations, Inc.
(a)(b)
.......... 1,936,746 70,342,615
Inspired Entertainment, Inc.
(a)(b)
........... 573,140 5,313,008
International Game Technology plc ........ 2,980,419 63,482,925
Jack in the Box, Inc. .................. 512,005 23,828,713
Krispy Kreme, Inc. ................... 2,214,738 23,786,286
Kura Sushi USA, Inc. , Class A
(a)(b)
......... 152,159 12,257,929
Life Time Group Holdings, Inc.
(a)(b)
......... 1,561,108 38,122,257
Lindblad Expeditions Holdings, Inc.
(a)(b)
..... 912,749 8,442,928
Monarch Casino & Resort, Inc. ........... 326,562 25,886,570
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Mondee Holdings, Inc. , Class A
(a)(b)
........ 1,126,130 $ 1,565,321
Nathan's Famous, Inc. ................ 53,616 4,337,534
ONE Group Hospitality, Inc. (The)
(a)(b)
...... 508,398 1,870,905
Papa John's International, Inc. ........... 861,091 46,386,972
PlayAGS, Inc.
(a)
..................... 991,494 11,293,117
Portillo's, Inc. , Class A
(a)(b)
.............. 1,391,320 18,741,080
Potbelly Corp.
(a)(b)
.................... 706,428 5,891,610
RCI Hospitality Holdings, Inc.
(b)
........... 212,362 9,460,727
Red Rock Resorts, Inc. , Class A .......... 1,289,910 70,222,700
Rush Street Interactive, Inc. , Class A
(a)(b)
.... 1,982,621 21,511,438
Sabre Corp.
(a)(b)
..................... 9,775,206 35,875,006
Shake Shack, Inc. , Class A
(a)
............ 987,645 101,934,840
Six Flags Entertainment Corp.
(b)
.......... 2,413,460 97,286,573
Super Group SGHC Ltd.
(b)
.............. 3,816,467 13,853,775
Sweetgreen, Inc. , Class A
(a)(b)
............ 2,566,054 90,966,614
Target Hospitality Corp.
(a)(b)
............. 861,777 6,704,625
United Parks & Resorts, Inc.
(a)(b)
.......... 930,301 47,073,231
Vacasa, Inc. , Class A
(a)(b)
............... 178,281 500,970
Xponential Fitness, Inc. , Class A
(a)(b)
....... 615,202 7,628,505
1,290,757,425
Household Durables — 2.4%
Beazer Homes USA, Inc.
(a)
............. 752,632 25,717,435
Cavco Industries, Inc.
(a)(b)
............... 213,203 91,302,053
Century Communities, Inc. ............. 732,869 75,470,850
Champion Homes, Inc.
(a)
............... 1,384,571 131,326,559
Cricut, Inc. , Class A .................. 1,247,877 8,647,788
Dream Finders Homes, Inc. , Class A
(a)(b)
..... 716,063 25,928,641
Ethan Allen Interiors, Inc. .............. 578,167 18,437,746
Flexsteel Industries, Inc. ............... 115,474 5,114,343
GoPro, Inc. , Class A
(a)(b)
................ 3,521,245 4,788,893
Green Brick Partners, Inc.
(a)(b)
............ 797,651 66,619,811
Hamilton Beach Brands Holding Co. , Class A . 212,920 6,479,156
Helen of Troy Ltd.
(a)(b)
................. 591,461 36,581,863
Hooker Furnishings Corp. .............. 263,896 4,771,240
Hovnanian Enterprises, Inc. , Class A
(a)(b)
.... 129,539 26,473,885
Installed Building Products, Inc. .......... 622,878 153,396,165
iRobot Corp.
(a)(b)
..................... 742,662 6,453,733
KB Home ......................... 1,759,660 150,785,265
Landsea Homes Corp.
(a)(b)
.............. 471,952 5,828,607
La-Z-Boy, Inc. ...................... 1,103,235 47,361,879
Legacy Housing Corp.
(a)(b)
.............. 246,991 6,755,204
LGI Homes, Inc.
(a)(b)
.................. 533,370 63,215,012
Lifetime Brands, Inc. .................. 268,131 1,753,577
Lovesac Co. (The)
(a)(b)
................. 365,134 10,461,089
M/I Homes, Inc.
(a)
.................... 693,099 118,769,445
Meritage Homes Corp. ................ 929,775 190,668,959
Purple Innovation, Inc.
(a)(b)
.............. 1,413,649 1,397,675
Sonos, Inc.
(a)(b)
...................... 3,201,884 39,351,154
Taylor Morrison Home Corp.
(a)
........... 2,679,169 188,238,414
Traeger, Inc.
(a)(b)
..................... 885,195 3,257,518
TRI Pointe Homes, Inc.
(a)
............... 2,389,637 108,274,452
United Homes Group, Inc. , Class A
(a)(b)
...... 96,706 593,775
Vizio Holding Corp. , Class A
(a)(b)
.......... 2,336,162 26,094,930
Worthington Enterprises, Inc. ............ 820,186 33,996,710
1,684,313,826
Household Products — 0.3%
Central Garden & Pet Co.
(a)(b)
............ 281,073 10,250,733
Central Garden & Pet Co. , Class A, NVS
(a)
... 1,319,063 41,418,578
Energizer Holdings, Inc. ............... 1,863,222 59,175,931
Oil-Dri Corp. of America ............... 125,156 8,634,512
WD-40 Co.
(b)
....................... 352,330 90,858,860
210,338,614

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers
— 0.2%
(b)
Altus Power, Inc. , Class A
(a)
............. 1,946,331 $ 6,189,333
Montauk Renewables, Inc.
(a)
............ 1,706,943 8,893,173
Ormat Technologies, Inc. ............... 1,397,026 107,487,180
Sunnova Energy International, Inc.
(a)
....... 2,804,992 27,320,622
149,890,308
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A
(b)
....... 697,115 17,657,923
Industrial REITs — 0.5%
Industrial Logistics Properties Trust ........ 1,665,834 7,929,370
Innovative Industrial Properties, Inc. ....... 745,022 100,279,961
LXP Industrial Trust .................. 7,637,218 76,754,041
Plymouth Industrial REIT, Inc. ........... 1,038,938 23,479,999
Terreno Realty Corp. ................. 2,481,449 165,835,236
374,278,607
Insurance — 1.9%
Ambac Financial Group, Inc.
(a)
........... 1,160,244 13,006,335
American Coastal Insurance Corp.
(a)(b)
...... 678,696 7,648,904
AMERISAFE, Inc. ................... 510,765 24,685,272
Baldwin Insurance Group, Inc. (The) , Class A
(a)
(b)
............................ 1,720,949 85,703,260
Bowhead Specialty Holdings, Inc.
(a)(b)
....... 151,460 4,242,395
CNO Financial Group, Inc. .............. 2,815,203 98,813,625
Crawford & Co. , Class A, NVS ........... 477,673 5,240,073
Donegal Group, Inc. , Class A ............ 450,415 6,639,117
Employers Holdings, Inc. ............... 565,634 27,133,463
Enstar Group Ltd.
(a)
.................. 336,735 108,290,609
F&G Annuities & Life, Inc. .............. 472,494 21,129,932
Fidelis Insurance Holdings Ltd. ........... 1,394,957 25,192,923
Genworth Financial, Inc. , Class A
(a)
........ 9,668,006 66,225,841
GoHealth, Inc. , Class A
(a)(b)
............. 106,585 999,767
Goosehead Insurance, Inc. , Class A
(a)(b)
..... 585,095 52,248,983
Greenlight Capital Re Ltd. , Class A
(a)(b)
...... 756,763 10,329,815
Hamilton Insurance Group Ltd. , Class B
(a)(b)
.. 1,048,794 20,283,676
HCI Group, Inc. ..................... 218,394 23,381,262
Heritage Insurance Holdings, Inc.
(a)(b)
....... 617,986 7,564,149
Hippo Holdings, Inc.
(a)(b)
................ 527,674 8,907,137
Horace Mann Educators Corp. ........... 946,803 33,090,765
Investors Title Co. ................... 41,167 9,460,177
James River Group Holdings Ltd. ......... 877,478 5,501,787
Kingsway Financial Services, Inc.
(a)(b)
....... 357,930 2,963,660
Lemonade, Inc.
(a)(b)
................... 1,353,854 22,325,052
Maiden Holdings Ltd.
(a)(b)
............... 2,277,808 4,031,720
MBIA, Inc.
(a)
....................... 1,200,126 4,284,450
Mercury General Corp. ................ 709,544 44,687,081
NI Holdings, Inc.
(a)
................... 211,326 3,313,592
Oscar Health, Inc. , Class A
(a)(b)
........... 5,068,831 107,509,906
Palomar Holdings, Inc.
(a)
............... 642,287 60,805,310
ProAssurance Corp.
(a)
................. 1,214,961 18,273,013
Root, Inc. , Class A
(a)(b)
................. 233,135 8,807,840
Safety Insurance Group, Inc. ............ 394,863 32,291,896
Selective Insurance Group, Inc. .......... 1,598,745 149,162,909
Selectquote, Inc.
(a)(b)
.................. 3,815,509 8,279,655
SiriusPoint Ltd.
(a)(b)
................... 2,703,168 38,763,429
Skyward Specialty Insurance Group, Inc.
(a)
... 976,949 39,791,133
Stewart Information Services Corp. ........ 613,545 45,856,353
Tiptree, Inc. ....................... 670,023 13,112,350
Trupanion, Inc.
(a)(b)
................... 872,237 36,616,509
United Fire Group, Inc. ................ 573,948 12,012,732
Universal Insurance Holdings, Inc. ........ 678,286 15,030,818
1,333,638,675
Security
Shares
Shares Value
Interactive Media & Services — 0.6%
Bumble, Inc. , Class A
(a)(b)
............... 2,522,390 $ 16,092,848
Cargurus, Inc. , Class A
(a)
............... 2,306,628 69,268,039
Cars.com, Inc.
(a)
..................... 1,719,492 28,818,686
EverQuote, Inc. , Class A
(a)(b)
............. 667,979 14,087,677
fuboTV, Inc.
(a)(b)
..................... 7,677,986 10,902,740
Getty Images Holdings, Inc. , Class A
(a)(b)
.... 2,572,260 9,800,311
Grindr, Inc.
(a)(b)
...................... 665,857 7,943,674
MediaAlpha, Inc. , Class A
(a)(b)
............ 775,287 14,040,448
Nextdoor Holdings, Inc. , Class A
(a)(b)
....... 4,537,611 11,253,275
Outbrain, Inc.
(a)
..................... 1,030,898 5,010,164
QuinStreet, Inc.
(a)
.................... 1,377,144 26,344,765
Shutterstock, Inc. .................... 647,059 22,886,477
System1, Inc. , Class A
(a)
............... 776,272 869,425
TrueCar, Inc.
(a)(b)
..................... 2,220,662 7,661,284
Vimeo, Inc.
(a)
....................... 3,846,303 19,423,830
Webtoon Entertainment, Inc.
(a)(b)
.......... 384,487 4,398,531
Yelp, Inc.
(a)
........................ 1,704,440 59,791,755
Ziff Davis, Inc.
(a)(b)
.................... 1,178,596 57,350,481
ZipRecruiter, Inc. , Class A
(a)(b)
............ 1,862,354 17,692,363
403,636,773
IT Services — 0.8%
Applied Digital Corp.
(a)(b)
............... 3,050,563 25,167,145
ASGN, Inc.
(a)(b)
...................... 1,187,467 110,707,548
Backblaze, Inc. , Class A
(a)
.............. 1,069,309 6,832,885
BigBear.ai Holdings, Inc.
(a)(b)
............. 2,698,735 3,940,153
BigCommerce Holdings, Inc.
(a)(b)
.......... 1,815,620 10,621,377
Core Scientific, Inc.
(a)(b)
................ 4,641,870 55,052,578
Couchbase, Inc.
(a)
................... 1,031,851 16,633,438
DigitalOcean Holdings, Inc.
(a)(b)
........... 1,708,375 69,001,266
Fastly, Inc. , Class A
(a)(b)
................ 3,364,647 25,470,378
Grid Dynamics Holdings, Inc. , Class A
(a)(b)
... 1,518,014 21,252,196
Hackett Group, Inc. (The) .............. 607,765 15,965,987
Information Services Group, Inc. .......... 1,021,221 3,370,029
Perficient, Inc.
(a)
..................... 900,572 67,975,175
Rackspace Technology, Inc.
(a)(b)
.......... 1,792,106 4,390,660
Squarespace, Inc. , Class A
(a)
............ 1,577,070 73,223,360
Thoughtworks Holding, Inc.
(a)(b)
........... 2,597,291 11,480,026
Tucows, Inc. , Class A
(a)(b)
............... 204,805 4,278,376
Unisys Corp.
(a)
...................... 1,762,804 10,012,727
535,375,304
Leisure Products — 0.4%
Acushnet Holdings Corp.
(b)
............. 751,996 47,939,745
AMMO, Inc.
(a)(b)
..................... 2,374,860 3,396,050
Clarus Corp. ....................... 647,880 2,915,460
Escalade, Inc. ...................... 237,754 3,345,199
Funko, Inc. , Class A
(a)(b)
................ 811,772 9,919,854
JAKKS Pacific, Inc.
(a)
................. 210,728 5,377,778
Johnson Outdoors, Inc. , Class A .......... 120,977 4,379,367
Latham Group, Inc.
(a)(b)
................ 1,076,314 7,318,935
Malibu Boats, Inc. , Class A
(a)(b)
........... 517,311 20,076,840
Marine Products Corp. ................ 195,304 1,892,496
MasterCraft Boat Holdings, Inc.
(a)(b)
........ 440,875 8,028,334
Peloton Interactive, Inc. , Class A
(a)(b)
....... 8,872,696 41,524,217
Smith & Wesson Brands, Inc. ............ 1,187,382 15,412,218
Solo Brands, Inc. , Class A
(a)(b)
............ 497,363 701,282
Sturm Ruger & Co., Inc. ............... 400,623 16,697,967
Topgolf Callaway Brands Corp.
(a)(b)
........ 3,688,761 40,502,596
Vista Outdoor, Inc.
(a)
.................. 1,518,534 59,496,162
288,924,500
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp.
(a)(b)
........ 3,026,323 15,494,774
Akoya Biosciences, Inc.
(a)(b)
............. 656,458 1,785,566
BioLife Solutions, Inc.
(a)(b)
............... 936,409 23,447,681

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
ChromaDex Corp.
(a)(b)
................. 1,223,596 $ 4,466,125
Codexis, Inc.
(a)
...................... 1,831,456 5,640,885
CryoPort, Inc.
(a)(b)
.................... 1,127,763 9,146,158
Cytek Biosciences, Inc.
(a)(b)
............. 3,155,687 17,482,506
Harvard Bioscience, Inc.
(a)(b)
............. 962,525 2,589,192
Lifecore Biomedical, Inc.
(a)(b)
............. 486,000 2,395,980
Maravai LifeSciences Holdings, Inc. , Class A
(a)(b)
2,879,799 23,931,130
MaxCyte, Inc.
(a)(b)
.................... 2,740,048 10,658,787
Mesa Laboratories, Inc. ............... 133,373 17,319,818
Nautilus Biotechnology, Inc.
(a)
............ 1,215,999 3,465,597
OmniAb, Inc.
(a)(b)
.................... 2,324,567 9,832,918
OmniAb, Inc., 12.50 Earnout Shares
(a)(d)
..... 130,676 1
OmniAb, Inc., 15.00 Earnout Shares
(a)(d)
..... 130,676 1
Pacific Biosciences of California, Inc.
(a)(b)
.... 7,124,476 12,111,609
Quanterix Corp.
(a)(b)
.................. 936,661 12,139,127
Quantum-Si, Inc. , Class A
(a)(b)
............ 2,468,378 2,177,603
Standard BioTools, Inc.
(a)(b)
.............. 7,651,926 14,768,217
188,853,675
Machinery — 3.8%
374Water, Inc.
(a)(b)
................... 1,336,508 1,817,651
3D Systems Corp.
(a)(b)
................. 3,289,865 9,343,217
Alamo Group, Inc. ................... 264,155 47,582,240
Albany International Corp. , Class A ........ 804,499 71,479,736
Astec Industries, Inc. ................. 592,364 18,920,106
Atmus Filtration Technologies, Inc.
(b)
....... 2,166,280 81,300,488
Barnes Group, Inc. ................... 1,202,785 48,604,542
Blue Bird Corp.
(a)(b)
................... 833,041 39,952,646
Chart Industries, Inc.
(a)(b)
............... 1,114,570 138,362,720
Columbus McKinnon Corp. ............. 728,666 26,231,976
Commercial Vehicle Group, Inc.
(a)
......... 808,421 2,627,368
Douglas Dynamics, Inc. ............... 572,210 15,781,552
Eastern Co. (The) ................... 118,234 3,836,693
Energy Recovery, Inc.
(a)(b)
.............. 1,466,151 25,496,366
Enerpac Tool Group Corp. , Class A ........ 1,401,814 58,721,988
Enpro, Inc. ........................ 547,144 88,735,814
ESCO Technologies, Inc. .............. 667,727 86,123,428
Federal Signal Corp. ................. 1,561,559 145,943,304
Franklin Electric Co., Inc. .............. 1,157,386 121,317,201
Gencor Industries, Inc.
(a)
............... 238,246 4,969,812
Gorman-Rupp Co. (The) ............... 522,139 20,337,314
Graham Corp.
(a)
..................... 261,679 7,743,082
Greenbrier Cos., Inc. (The) ............. 797,223 40,570,679
Helios Technologies, Inc. ............... 855,980 40,830,246
Hillenbrand, Inc. .................... 1,826,389 50,773,614
Hillman Solutions Corp.
(a)(b)
............. 5,008,762 52,892,527
Hyliion Holdings Corp. , Class A
(a)(b)
........ 3,704,184 9,186,376
Hyster-Yale, Inc. , Class A .............. 301,011 19,195,472
John Bean Technologies Corp.
(b)
.......... 816,011 80,385,244
Kadant, Inc.
(b)
...................... 303,555 102,601,590
Kennametal, Inc. .................... 2,074,813 53,799,901
L B Foster Co. , Class A
(a)(b)
............. 228,268 4,663,515
Lindsay Corp. ...................... 274,679 34,235,991
Luxfer Holdings plc .................. 690,302 8,939,411
Manitowoc Co., Inc. (The)
(a)
............. 912,273 8,776,066
Mayville Engineering Co., Inc.
(a)
.......... 319,812 6,741,637
Miller Industries, Inc. ................. 281,811 17,190,471
Mueller Industries, Inc. ................ 2,908,212 215,498,509
Mueller Water Products, Inc. , Class A ...... 4,038,443 87,634,213
NN, Inc.
(a)(b)
........................ 1,103,532 4,303,775
Omega Flex, Inc. .................... 72,824 3,635,374
Park-Ohio Holdings Corp. .............. 221,938 6,813,497
Proto Labs, Inc.
(a)
.................... 656,930 19,294,034
REV Group, Inc. .................... 1,351,980 37,936,559
Shyft Group, Inc. (The) ................ 877,242 11,009,387
Security
Shares
Shares Value
Machinery (continued)
SPX Technologies, Inc.
(a)(b)
.............. 1,172,518 $ 186,969,720
Standex International Corp. ............. 299,782 54,794,154
Taylor Devices, Inc.
(a)(b)
................ 53,601 2,675,762
Tennant Co. ....................... 489,173 46,980,175
Terex Corp. ........................ 1,729,608 91,513,559
Titan International, Inc.
(a)(b)
.............. 1,300,975 10,576,927
Trinity Industries, Inc. ................. 2,126,064 74,072,070
Twin Disc, Inc.
(b)
..................... 220,972 2,759,940
Wabash National Corp. ................ 1,128,655 21,658,889
Watts Water Technologies, Inc. , Class A ..... 704,548 145,975,300
2,620,113,828
Marine Transportation — 0.3%
Costamare, Inc. ..................... 1,125,093 17,686,462
Genco Shipping & Trading Ltd. ........... 1,111,542 21,675,069
Golden Ocean Group Ltd. .............. 3,193,493 42,728,936
Himalaya Shipping Ltd. ................ 716,887 6,208,242
Matson, Inc. ....................... 889,534 126,865,339
Pangaea Logistics Solutions Ltd. ......... 857,727 6,201,366
Safe Bulkers, Inc. ................... 1,669,194 8,646,425
230,011,839
Media — 0.8%
Advantage Solutions, Inc. , Class A
(a)(b)
...... 2,779,031 9,532,076
AMC Networks, Inc. , Class A
(a)
........... 854,030 7,421,521
Boston Omaha Corp. , Class A
(a)(b)
......... 599,112 8,908,795
Cable One, Inc. ..................... 147,054 51,438,019
Cardlytics, Inc.
(a)(b)
................... 1,055,798 3,378,554
Clear Channel Outdoor Holdings, Inc.
(a)(b)
.... 9,380,859 15,009,374
EchoStar Corp. , Class A
(a)(b)
............. 3,154,398 78,292,158
Emerald Holding, Inc.
(b)
................ 404,738 2,019,643
Entravision Communications Corp. , Class A .. 1,630,875 3,375,911
EW Scripps Co. (The) , Class A
(a)
......... 1,578,903 3,544,637
Gambling.com Group Ltd.
(a)(b)
............ 403,950 4,047,579
Gannett Co., Inc.
(a)(b)
.................. 3,713,173 20,868,032
Gray Television, Inc. .................. 2,259,757 12,112,298
Ibotta, Inc. , Class A
(a)(b)
................ 196,659 12,116,161
iHeartMedia, Inc. , Class A
(a)(b)
............ 2,631,660 4,868,571
Innovid Corp.
(a)(b)
.................... 2,429,662 4,373,392
Integral Ad Science Holding Corp.
(a)(b)
...... 1,879,527 20,317,687
John Wiley & Sons, Inc. , Class A ......... 949,160 45,796,970
Magnite, Inc.
(a)(b)
..................... 3,263,656 45,201,636
National CineMedia, Inc.
(a)(b)
............. 1,866,608 13,159,586
PubMatic, Inc. , Class A
(a)(b)
.............. 1,092,959 16,252,300
Scholastic Corp. .................... 606,346 19,409,135
Sinclair, Inc. , Class A
(b)
................ 861,602 13,182,511
Stagwell, Inc. , Class A
(a)(b)
.............. 2,261,941 15,878,826
TechTarget, Inc.
(a)
.................... 679,610 16,616,465
TEGNA, Inc. ....................... 4,421,799 69,775,988
Thryv Holdings, Inc.
(a)(b)
................ 818,747 14,107,011
Townsquare Media, Inc. , Class A ......... 329,948 3,352,272
WideOpenWest, Inc.
(a)
................ 1,313,889 6,897,917
541,255,025
Metals & Mining — 1.7%
Alpha Metallurgical Resources, Inc. ....... 285,458 67,419,470
Arch Resources, Inc. , Class A ........... 455,497 62,931,466
Caledonia Mining Corp. plc ............. 386,477 5,781,696
Carpenter Technology Corp. ............ 1,235,876 197,221,092
Century Aluminum Co.
(a)(b)
.............. 1,385,445 22,485,772
Coeur Mining, Inc.
(a)(b)
................. 10,309,384 70,928,562
Commercial Metals Co. ................ 3,024,953 166,251,417
Compass Minerals International, Inc.
(b)
...... 897,486 10,787,782
Constellium SE , Class A
(a)
.............. 3,383,105 55,009,287
Contango ORE, Inc.
(a)(b)
................ 253,957 4,891,212
Critical Metals Corp.
(a)(b)
................ 178,745 1,329,863

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Dakota Gold Corp.
(a)(b)
................. 1,595,352 $ 3,765,031
Haynes International, Inc. .............. 311,134 18,524,918
Hecla Mining Co. .................... 15,232,496 101,600,748
i-80 Gold Corp.
(a)(b)
................... 7,573,031 8,784,716
Ivanhoe Electric, Inc.
(a)(b)
............... 2,143,260 18,131,980
Kaiser Aluminum Corp. ................ 417,794 30,298,421
Lifezone Metals Ltd.
(a)(b)
................ 901,542 6,310,794
Materion Corp. ..................... 535,634 59,916,019
Metallus, Inc.
(a)
..................... 1,101,592 16,336,609
Metals Acquisition Ltd. , Class A
(a)(b)
........ 1,348,492 18,676,614
Novagold Resources, Inc.
(a)(b)
............ 6,376,805 26,144,901
Olympic Steel, Inc. ................... 263,898 10,292,022
Perpetua Resources Corp.
(a)
............ 1,029,331 9,624,245
Piedmont Lithium, Inc.
(a)(b)
.............. 476,254 4,252,948
Radius Recycling, Inc. , Class A .......... 680,076 12,608,609
Ramaco Resources, Inc. , Class A ......... 699,668 8,186,116
Ramaco Resources, Inc. , Class B ......... 109,295 1,176,014
Ryerson Holding Corp. ................ 733,158 14,597,176
SSR Mining, Inc. .................... 5,253,130 29,837,778
SunCoke Energy, Inc. ................. 2,202,235 19,115,400
Tredegar Corp.
(a)
.................... 689,603 5,027,206
Universal Stainless & Alloy Products, Inc.
(a)(b)
. 227,194 8,776,504
Warrior Met Coal, Inc.
(b)
................ 1,342,118 85,761,340
Worthington Steel, Inc. ................ 842,103 28,639,923
1,211,423,651
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
AFC Gamma, Inc. ................... 468,878 4,787,244
AG Mortgage Investment Trust, Inc. ....... 709,007 5,324,643
Angel Oak Mortgage REIT, Inc. .......... 363,490 3,791,201
Apollo Commercial Real Estate Finance, Inc. . 3,777,076 34,711,328
Arbor Realty Trust, Inc.
(b)
............... 3,767,702 58,625,443
Ares Commercial Real Estate Corp. ....... 1,465,891 10,261,237
ARMOUR Residential REIT, Inc. .......... 1,279,040 26,092,416
Blackstone Mortgage Trust, Inc. , Class A .... 4,577,851 87,024,947
BrightSpire Capital, Inc. , Class A ......... 3,592,838 20,119,893
Chicago Atlantic Real Estate Finance, Inc. ... 447,356 6,938,492
Chimera Investment Corp. .............. 2,094,005 33,148,099
Claros Mortgage Trust, Inc. ............. 2,300,569 17,231,262
Dynex Capital, Inc. ................... 1,857,128 23,696,953
Ellington Financial, Inc. ................ 2,152,656 27,747,736
Franklin BSP Realty Trust, Inc. ........... 2,115,489 27,628,286
Granite Point Mortgage Trust, Inc. ........ 1,349,389 4,277,563
Invesco Mortgage Capital, Inc. ........... 1,304,935 12,253,340
KKR Real Estate Finance Trust, Inc. ....... 1,514,178 18,700,098
Ladder Capital Corp. , Class A ........... 3,186,835 36,967,286
MFA Financial, Inc. ................... 2,700,230 34,346,926
New York Mortgage Trust, Inc. ........... 2,376,328 15,042,156
Nexpoint Real Estate Finance, Inc. ........ 224,021 3,501,448
Orchid Island Capital, Inc. .............. 1,818,477 14,947,881
PennyMac Mortgage Investment Trust ...... 2,372,745 33,835,344
Ready Capital Corp. .................. 4,500,387 34,337,953
Redwood Trust, Inc. .................. 3,509,424 27,127,848
Seven Hills Realty Trust ............... 322,818 4,445,204
Sunrise Realty Trust, Inc.
(b)
............. 148,147 2,131,835
TPG RE Finance Trust, Inc. ............. 1,570,474 13,396,143
Two Harbors Investment Corp. ........... 2,715,918 37,696,942
680,137,147
Multi-Utilities — 0.4%
Avista Corp. ....................... 2,074,422 80,383,853
Black Hills Corp. .................... 1,815,210 110,945,635
Northwestern Energy Group, Inc. ......... 1,608,311 92,027,555
Unitil Corp. ........................ 399,083 24,176,448
307,533,491
Security
Shares
Shares Value
Office REITs — 0.8%
Brandywine Realty Trust ............... 4,430,760 $ 24,103,334
City Office REIT, Inc. ................. 1,055,351 6,163,250
COPT Defense Properties .............. 2,961,082 89,809,617
Douglas Emmett, Inc. ................. 2,468,712 43,375,270
Easterly Government Properties, Inc. ...... 2,491,163 33,829,993
Equity Commonwealth
(a)
............... 2,698,555 53,701,244
Franklin Street Properties Corp. .......... 2,427,287 4,296,298
Hudson Pacific Properties, Inc. ........... 3,535,869 16,901,454
JBG SMITH Properties ................ 2,179,845 38,103,691
NET Lease Office Properties
(b)
........... 390,382 11,953,497
Orion Office REIT, Inc. ................ 1,423,874 5,695,496
Paramount Group, Inc. ................ 4,852,906 23,876,297
Peakstone Realty Trust , Class E ......... 973,744 13,272,131
Piedmont Office Realty Trust, Inc. , Class A ... 3,326,738 33,600,054
Postal Realty Trust, Inc. , Class A ......... 441,945 6,470,075
SL Green Realty Corp. ................ 1,718,849 119,649,079
524,800,780
Oil, Gas & Consumable Fuels — 3.1%
Aemetis, Inc.
(a)(b)
.................... 940,549 2,163,263
Amplify Energy Corp.
(a)(b)
............... 1,007,754 6,580,634
Ardmore Shipping Corp. ............... 1,064,469 19,266,889
Berry Corp. ........................ 2,109,488 10,842,768
California Resources Corp. ............. 1,791,485 93,999,218
Centrus Energy Corp. , Class A
(a)(b)
........ 357,332 19,599,660
Clean Energy Fuels Corp.
(a)(b)
............ 4,335,056 13,482,024
CNX Resources Corp.
(a)(b)
.............. 3,858,152 125,660,011
Comstock Resources, Inc.
(b)
............. 2,440,492 27,162,676
CONSOL Energy, Inc.
(b)
............... 760,280 79,563,302
Crescent Energy, Inc. , Class A ........... 3,705,941 40,580,054
CVR Energy, Inc. .................... 925,927 21,324,099
Delek US Holdings, Inc. ............... 1,668,182 31,278,412
DHT Holdings, Inc. ................... 3,443,632 37,983,261
Diversified Energy Co. plc
(b)(c)
............ 1,217,550 13,855,719
Dorian LPG Ltd. ..................... 936,200 32,224,004
Empire Petroleum Corp.
(a)(b)
............. 354,550 1,861,387
Encore Energy Corp.
(a)(b)
............... 4,622,401 18,674,500
Energy Fuels, Inc.
(a)(b)
................. 4,716,173 25,891,790
Evolution Petroleum Corp. .............. 731,399 3,883,729
Excelerate Energy, Inc. , Class A .......... 453,203 9,974,998
FLEX LNG Ltd. ..................... 742,185 18,881,186
FutureFuel Corp. .................... 676,683 3,890,927
Golar LNG Ltd. ..................... 2,554,167 93,891,179
Granite Ridge Resources, Inc. ........... 1,320,703 7,844,976
Green Plains, Inc.
(a)(b)
................. 1,662,637 22,512,105
Gulfport Energy Corp.
(a)
............... 333,888 50,533,949
Hallador Energy Co.
(a)(b)
................ 672,448 6,341,185
HighPeak Energy, Inc.
(b)
............... 369,334 5,126,356
International Seaways, Inc. ............. 1,038,944 53,567,953
Kinetik Holdings, Inc. , Class A ........... 979,064 44,312,437
Kosmos Energy Ltd.
(a)
................. 12,142,759 48,935,319
Magnolia Oil & Gas Corp. , Class A ........ 4,475,776 109,298,450
Murphy Oil Corp. .................... 3,852,189 129,972,857
NACCO Industries, Inc. , Class A .......... 98,622 2,795,934
NextDecade Corp.
(a)(b)
................. 2,957,441 13,929,547
Nordic American Tankers Ltd. ........... 5,041,852 18,503,597
Northern Oil & Gas, Inc. ............... 2,587,582 91,626,279
Par Pacific Holdings, Inc.
(a)
............. 1,451,722 25,550,307
PBF Energy, Inc. , Class A .............. 2,715,271 84,037,637
Peabody Energy Corp. ................ 3,296,333 87,484,678
PrimeEnergy Resources Corp.
(a)
.......... 13,550 1,867,190
REX American Resources Corp.
(a)
........ 393,948 18,235,853
Riley Exploration Permian, Inc. ........... 294,952 7,813,278
Ring Energy, Inc.
(a)(b)
.................. 3,901,268 6,242,029
Sable Offshore Corp. , Class A
(a)(b)
......... 1,299,163 30,699,222

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
SandRidge Energy, Inc. ............... 797,427 $ 9,752,532
Scorpio Tankers, Inc. ................. 1,213,851 86,547,576
SFL Corp. Ltd. ...................... 2,987,259 34,562,587
Sitio Royalties Corp. , Class A ............ 2,032,488 42,357,050
SM Energy Co. ..................... 3,005,434 120,127,197
Talos Energy, Inc.
(a)(b)
................. 3,862,094 39,972,673
Teekay Corp.
(a)(b)
.................... 1,480,613 13,621,639
Teekay Tankers Ltd. , Class A ............ 620,777 36,160,260
Uranium Energy Corp.
(a)(b)
.............. 10,318,669 64,078,934
Ur-Energy, Inc.
(a)(b)
................... 8,240,060 9,805,671
VAALCO Energy, Inc. ................. 2,692,333 15,453,991
Verde Clean Fuels, Inc. , Class A
(a)(b)
....... 93,242 372,035
Vital Energy, Inc.
(a)(b)
.................. 743,921 20,011,475
Vitesse Energy, Inc. .................. 617,656 14,836,097
W&T Offshore, Inc.
(b)
................. 2,572,985 5,531,918
World Kinect Corp. ................... 1,525,545 47,154,596
2,180,093,059
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)(b)
............. 423,148 12,076,644
Sylvamo Corp. ..................... 919,423 78,932,465
91,009,109
Passenger Airlines — 0.4%
Allegiant Travel Co. .................. 410,959 22,627,402
Blade Air Mobility, Inc. , Class A
(a)(b)
........ 1,484,022 4,363,025
Frontier Group Holdings, Inc.
(a)(b)
.......... 1,130,402 6,047,651
JetBlue Airways Corp.
(a)(b)
.............. 8,110,155 53,202,617
Joby Aviation, Inc. , Class A
(a)(b)
........... 10,414,644 52,385,659
SkyWest, Inc.
(a)(b)
.................... 1,040,348 88,450,387
Spirit Airlines, Inc.
(b)
.................. 2,861,630 6,867,912
Sun Country Airlines Holdings, Inc.
(a)(b)
...... 1,018,655 11,419,122
Wheels Up Experience, Inc. , Class A
(a)(b)
.... 2,364,749 5,722,693
251,086,468
Personal Care Products — 0.3%
Beauty Health Co. (The) , Class A
(a)(b)
....... 2,001,080 2,881,555
Edgewell Personal Care Co. ............ 1,285,084 46,699,952
Herbalife Ltd.
(a)(b)
.................... 2,578,156 18,536,942
Honest Co., Inc. (The)
(a)
............... 2,092,930 7,471,760
Inter Parfums, Inc. ................... 472,363 61,161,561
Medifast, Inc.
(a)
..................... 295,964 5,664,751
Nature's Sunshine Products, Inc.
(a)
........ 319,520 4,351,862
Nu Skin Enterprises, Inc. , Class A ......... 1,349,664 9,947,024
Olaplex Holdings, Inc.
(a)
............... 3,578,494 8,409,461
USANA Health Sciences, Inc.
(a)
.......... 292,449 11,089,666
Veru, Inc.
(a)
........................ 3,299,053 2,536,972
Waldencast plc , Class A
(a)(b)
............. 609,576 2,218,857
180,970,363
Pharmaceuticals — 1.7%
Alto Neuroscience, Inc.
(a)(b)
.............. 513,767 5,877,494
Alumis, Inc.
(a)(b)
..................... 297,762 3,180,098
Amneal Pharmaceuticals, Inc. , Class A
(a)
.... 4,173,804 34,726,049
Amphastar Pharmaceuticals, Inc.
(a)(b)
....... 994,561 48,266,045
ANI Pharmaceuticals, Inc.
(a)(b)
............ 475,304 28,356,637
Aquestive Therapeutics, Inc.
(a)(b)
.......... 1,941,869 9,670,508
Arvinas, Inc.
(a)(b)
..................... 1,664,083 40,986,364
Atea Pharmaceuticals, Inc.
(a)(b)
........... 2,000,475 6,701,591
Avadel Pharmaceuticals plc , ADR
(a)(b)
...... 2,427,346 31,834,643
Axsome Therapeutics, Inc.
(a)(b)
........... 945,849 85,003,450
Biote Corp. , Class A
(a)
................. 680,878 3,799,299
Cassava Sciences, Inc.
(a)(b)
............. 1,056,942 31,105,803
Collegium Pharmaceutical, Inc.
(a)(b)
........ 842,118 32,539,440
Contineum Therapeutics, Inc. , Class A
(a)
.... 144,435 2,764,486
Corcept Therapeutics, Inc.
(a)(b)
........... 2,091,787 96,807,902
Security
Shares
Shares Value
Pharmaceuticals (continued)
CorMedix, Inc.
(a)(b)
................... 1,419,236 $ 11,467,427
Edgewise Therapeutics, Inc.
(a)(b)
.......... 1,887,776 50,384,741
Enliven Therapeutics, Inc.
(a)(b)
............ 915,484 23,381,461
Esperion Therapeutics, Inc.
(a)(b)
........... 4,803,318 7,925,475
Evolus, Inc.
(a)
...................... 1,422,827 23,049,797
EyePoint Pharmaceuticals, Inc.
(a)(b)
........ 1,302,198 10,404,562
Fulcrum Therapeutics, Inc.
(a)(b)
........... 1,643,842 5,868,516
Harmony Biosciences Holdings, Inc.
(a)(b)
..... 779,992 31,199,680
Harrow, Inc.
(a)(b)
..................... 794,439 35,717,977
Innoviva, Inc.
(a)(b)
.................... 1,410,064 27,228,336
Ligand Pharmaceuticals, Inc.
(a)(b)
.......... 443,401 44,380,006
Liquidia Corp.
(a)(b)
.................... 1,494,806 14,948,060
Longboard Pharmaceuticals, Inc.
(a)(b)
....... 836,893 27,893,644
Lyra Therapeutics, Inc.
(a)(b)
.............. 2,348,596 603,589
MediWound Ltd.
(a)(b)
.................. 208,624 3,767,749
Mind Medicine MindMed, Inc.
(a)(b)
......... 1,892,477 10,768,194
Nektar Therapeutics
(a)
................. 4,848,919 6,303,595
Neumora Therapeutics, Inc.
(a)(b)
.......... 2,188,374 28,908,421
Nuvation Bio, Inc. , Class A
(a)(b)
........... 4,727,853 10,826,783
Ocular Therapeutix, Inc.
(a)(b)
............. 4,059,285 35,315,780
Omeros Corp.
(a)(b)
.................... 1,472,616 5,846,286
Pacira BioSciences, Inc.
(a)(b)
............. 1,168,627 17,587,836
Phathom Pharmaceuticals, Inc.
(a)(b)
........ 870,053 15,730,558
Phibro Animal Health Corp. , Class A ....... 534,820 12,044,146
Pliant Therapeutics, Inc.
(a)(b)
............. 1,460,843 16,376,050
Prestige Consumer Healthcare, Inc.
(a)(b)
..... 1,278,928 92,210,709
Rapport Therapeutics, Inc.
(a)(b)
........... 210,383 4,308,644
Revance Therapeutics, Inc.
(a)(b)
........... 2,729,430 14,165,742
Scilex Holding Co., (Acquired 01/06/23, cost
$14,991,359)
(a)(b)(e)
................. 1,430,473 1,277,427
scPharmaceuticals, Inc.
(a)(b)
............. 703,158 3,206,400
SIGA Technologies, Inc. ............... 1,219,253 8,229,958
Supernus Pharmaceuticals, Inc.
(a)(b)
........ 1,302,351 40,607,304
Tarsus Pharmaceuticals, Inc.
(a)(b)
.......... 956,065 31,444,978
Terns Pharmaceuticals, Inc.
(a)(b)
.......... 1,486,874 12,400,529
Theravance Biopharma, Inc.
(a)(b)
.......... 959,328 7,732,184
Third Harmonic Bio, Inc.
(a)(b)
............. 520,229 7,049,103
Trevi Therapeutics, Inc.
(a)(b)
............. 1,414,018 4,722,820
Ventyx Biosciences, Inc.
(a)(b)
............. 1,594,514 3,476,041
Verrica Pharmaceuticals, Inc.
(a)(b)
......... 546,882 792,979
WaVe Life Sciences Ltd.
(a)(b)
............. 2,018,376 16,550,683
Xeris Biopharma Holdings, Inc.
(a)(b)
........ 3,632,146 10,351,616
Zevra Therapeutics, Inc.
(a)(b)
............. 1,095,324 7,601,549
1,205,677,144
Professional Services — 2.3%
Alight, Inc. , Class A
(a)(b)
................ 11,059,930 81,843,482
Asure Software, Inc.
(a)(b)
................ 610,931 5,528,926
Barrett Business Services, Inc. ........... 660,018 24,757,275
BlackSky Technology, Inc.
(a)(b)
............ 371,503 1,760,924
CBIZ, Inc.
(a)(b)
....................... 1,244,963 83,773,560
Conduent, Inc.
(a)
.................... 4,230,065 17,047,162
CRA International, Inc. ................ 172,131 30,178,007
CSG Systems International, Inc. .......... 786,007 38,239,241
DLH Holdings Corp.
(a)(b)
................ 133,391 1,248,540
ExlService Holdings, Inc.
(a)(b)
............ 4,074,554 155,444,235
Exponent, Inc.
(b)
..................... 1,305,262 150,470,603
First Advantage Corp.
(a)(b)
.............. 1,317,091 26,144,256
FiscalNote Holdings, Inc. , Class A
(a)(b)
...... 1,459,485 1,868,141
Forrester Research, Inc.
(a)
.............. 316,888 5,707,153
Franklin Covey Co.
(a)(b)
................ 279,949 11,514,302
Heidrick & Struggles International, Inc. ..... 528,386 20,533,080
HireQuest, Inc.
(b)
.................... 115,056 1,629,193
Huron Consulting Group, Inc.
(a)(b)
......... 454,500 49,404,150
IBEX Holdings Ltd.
(a)
.................. 245,894 4,912,962

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
ICF International, Inc.
(b)
................ 484,755 $ 80,852,287
Innodata, Inc.
(a)(b)
.................... 723,319 12,130,060
Insperity, Inc. ....................... 938,637 82,600,056
Kelly Services, Inc. , Class A, NVS ........ 844,139 18,073,016
Kforce, Inc. ........................ 481,448 29,584,980
Korn Ferry ........................ 1,376,352 103,556,725
Legalzoom.com, Inc.
(a)
................ 3,557,792 22,591,979
Maximus, Inc. ...................... 1,591,710 148,283,704
Mistras Group, Inc.
(a)
................. 522,144 5,936,777
NV5 Global, Inc.
(a)
................... 362,354 33,872,852
Planet Labs PBC , Class A
(a)(b)
............ 5,527,792 12,326,976
Resources Connection, Inc. ............. 887,426 8,608,032
Spire Global, Inc. , Class A
(a)(b)
........... 570,777 5,702,062
Sterling Check Corp.
(a)(b)
............... 865,928 14,478,316
TriNet Group, Inc. ................... 829,396 80,426,530
TrueBlue, Inc.
(a)
..................... 805,580 6,356,026
TTEC Holdings, Inc. .................. 610,314 3,582,543
Upwork, Inc.
(a)(b)
..................... 3,210,985 33,554,793
Verra Mobility Corp. , Class A
(a)(b)
.......... 4,345,760 120,855,586
Willdan Group, Inc.
(a)
................. 330,752 13,544,294
WNS Holdings Ltd.
(a)(b)
................ 1,184,472 62,433,519
1,611,356,305
Real Estate Management & Development — 0.8%
American Realty Investors, Inc.
(a)
......... 33,204 582,398
Anywhere Real Estate, Inc.
(a)
............ 2,574,229 13,077,083
Compass, Inc. , Class A
(a)
............... 9,912,679 60,566,469
Cushman & Wakefield plc
(a)
............. 3,370,926 45,945,721
DigitalBridge Group, Inc. , Class A
(b)
........ 4,165,113 58,853,047
eXp World Holdings, Inc.
(b)
.............. 2,149,914 30,292,288
Forestar Group, Inc.
(a)
................. 489,602 15,848,417
FRP Holdings, Inc.
(a)
.................. 318,124 9,499,183
Kennedy-Wilson Holdings, Inc. ........... 2,990,963 33,050,141
Marcus & Millichap, Inc. ............... 631,017 25,007,204
Maui Land & Pineapple Co., Inc.
(a)(b)
....... 190,800 4,283,460
Newmark Group, Inc. , Class A
(b)
.......... 3,561,717 55,313,465
Offerpad Solutions, Inc. , Class A
(a)(b)
....... 165,879 673,469
Opendoor Technologies, Inc.
(a)(b)
.......... 16,122,249 32,244,498
RE/MAX Holdings, Inc. , Class A
(a)
......... 474,998 5,913,725
Real Brokerage, Inc. (The)
(a)(b)
........... 2,549,562 14,150,069
Redfin Corp.
(a)(b)
..................... 3,053,150 38,255,969
RMR Group, Inc. (The) , Class A .......... 456,202 11,578,407
St. Joe Co. (The) .................... 936,381 54,600,376
Star Holdings
(a)(b)
.................... 337,490 4,670,862
Stratus Properties, Inc.
(a)
............... 144,651 3,759,479
Tejon Ranch Co.
(a)(b)
.................. 527,047 9,249,675
Transcontinental Realty Investors, Inc.
(a)
.... 29,032 835,831
528,251,236
Residential REITs — 0.5%
Apartment Investment & Management Co. ,
Class A
(a)
....................... 3,736,414 33,777,183
BRT Apartments Corp. ................ 319,731 5,620,871
Centerspace ....................... 396,340 27,930,080
Clipper Realty, Inc. ................... 353,713 2,016,164
Elme Communities ................... 2,302,699 40,504,475
Independence Realty Trust, Inc. .......... 5,907,233 121,098,276
NexPoint Residential Trust, Inc. .......... 591,406 26,027,778
UMH Properties, Inc. ................. 1,691,083 33,263,603
Veris Residential, Inc. ................. 2,026,921 36,200,809
326,439,239
Retail REITs — 1.3%
Acadia Realty Trust .................. 2,750,565 64,583,266
Alexander's, Inc. .................... 56,079 13,591,306
CBL & Associates Properties, Inc. ......... 618,029 15,574,331
Security
Shares
Shares Value
Retail REITs (continued)
Getty Realty Corp. ................... 1,287,809 $ 40,965,204
InvenTrust Properties Corp. ............. 1,796,524 50,967,386
Kite Realty Group Trust ................ 5,703,367 151,481,428
Macerich Co. (The) .................. 5,695,321 103,882,655
NETSTREIT Corp. ................... 1,957,458 32,356,781
Phillips Edison & Co., Inc. .............. 3,201,575 120,731,393
Retail Opportunity Investments Corp. ...... 3,244,371 51,033,956
Saul Centers, Inc. ................... 289,032 12,127,783
SITE Centers Corp. .................. 1,285,069 77,746,675
Tanger, Inc. ........................ 2,806,168 93,108,654
Urban Edge Properties ................ 3,253,583 69,594,140
Whitestone REIT .................... 1,308,695 17,706,643
915,451,601
Semiconductors & Semiconductor Equipment — 2.2%
ACM Research, Inc. , Class A
(a)(b)
.......... 1,314,472 26,683,782
Aehr Test Systems
(a)(b)
................. 712,790 9,159,352
Alpha & Omega Semiconductor Ltd.
(a)
...... 612,786 22,746,616
Ambarella, Inc.
(a)
.................... 976,111 55,057,541
Axcelis Technologies, Inc.
(a)(b)
............ 844,593 88,555,576
CEVA, Inc.
(a)
....................... 596,674 14,409,677
Cohu, Inc.
(a)
....................... 1,207,539 31,033,752
Credo Technology Group Holding Ltd.
(a)(b)
.... 3,340,831 102,897,595
Diodes, Inc.
(a)(b)
..................... 1,184,384 75,907,171
Everspin Technologies, Inc.
(a)(b)
........... 395,842 2,335,468
FormFactor, Inc.
(a)(b)
.................. 2,013,019 92,598,874
GCT Semiconductor Holding, Inc.
(a)(b)
...... 200,302 671,012
Ichor Holdings Ltd.
(a)
.................. 854,043 27,167,108
Impinj, Inc.
(a)(b)
...................... 594,830 128,792,592
indie Semiconductor, Inc. , Class A
(a)(b)
...... 4,231,272 16,882,775
Kulicke & Soffa Industries, Inc. ........... 1,411,338 63,693,684
MaxLinear, Inc.
(a)(b)
................... 2,063,817 29,884,070
Navitas Semiconductor Corp.
(a)(b)
......... 3,252,418 7,968,424
NVE Corp. ........................ 114,752 9,165,242
PDF Solutions, Inc.
(a)
................. 781,946 24,772,049
Photronics, Inc.
(a)
.................... 1,600,444 39,626,993
Power Integrations, Inc. ............... 1,455,177 93,305,949
QuickLogic Corp.
(a)(b)
.................. 360,857 2,767,773
Rambus, Inc.
(a)(b)
.................... 2,824,700 119,258,834
Rigetti Computing, Inc.
(a)(b)
.............. 3,514,297 2,752,046
Semtech Corp.
(a)(b)
................... 1,679,540 76,687,796
Silicon Laboratories, Inc.
(a)(b)
............. 833,500 96,327,595
SiTime Corp.
(a)(b)
.................... 476,543 81,731,890
SkyWater Technology, Inc.
(a)(b)
........... 724,985 6,582,864
SMART Global Holdings, Inc.
(a)(b)
......... 1,367,415 28,647,344
Synaptics, Inc.
(a)(b)
................... 1,014,224 78,683,498
Ultra Clean Holdings, Inc.
(a)
............. 1,160,518 46,339,484
Veeco Instruments, Inc.
(a)(b)
............. 1,444,915 47,870,034
1,550,964,460
Software — 6.0%
8x8, Inc.
(a)(b)
........................ 3,110,235 6,344,879
A10 Networks, Inc. ................... 1,834,222 26,486,166
ACI Worldwide, Inc.
(a)
................. 2,767,608 140,871,247
Adeia, Inc. ........................ 2,875,188 34,243,489
Agilysys, Inc.
(a)
..................... 586,368 63,896,521
Airship AI Holdings, Inc.
(a)(b)
............. 296,743 682,509
Alarm.com Holdings, Inc.
(a)(b)
............ 1,254,465 68,581,602
Alkami Technology, Inc.
(a)(b)
............. 1,186,662 37,427,319
Altair Engineering, Inc. , Class A
(a)(b)
........ 1,491,586 142,461,379
American Software, Inc. , Class A ......... 824,194 9,222,731
Amplitude, Inc. , Class A
(a)(b)
............. 2,010,930 18,038,042
Appian Corp. , Class A
(a)(b)
.............. 1,054,290 35,993,461
Arteris, Inc.
(a)(b)
...................... 719,930 5,557,860
Asana, Inc. , Class A
(a)(b)
................ 2,163,198 25,071,465

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
AudioEye, Inc.
(a)(b)
................... 184,220 $ 4,209,427
Aurora Innovation, Inc. , Class A
(a)(b)
........ 24,315,337 143,946,795
AvePoint, Inc. , Class A
(a)(b)
.............. 3,355,675 39,496,295
Bit Digital, Inc.
(a)(b)
.................... 3,178,739 11,157,374
Blackbaud, Inc.
(a)(b)
................... 1,073,206 90,879,084
BlackLine, Inc.
(a)(b)
................... 1,498,791 82,643,336
Blend Labs, Inc. , Class A
(a)(b)
............ 6,076,061 22,785,229
Box, Inc. , Class A
(a)(b)
................. 3,642,631 119,223,313
Braze, Inc. , Class A
(a)(b)
................ 1,720,138 55,629,263
C3.ai, Inc. , Class A
(a)(b)
................ 2,200,557 53,319,496
Cerence, Inc.
(a)(b)
.................... 1,111,704 3,501,868
Cipher Mining, Inc.
(a)(b)
................. 4,696,983 18,177,324
Cleanspark, Inc.
(a)(b)
.................. 5,990,294 55,949,346
Clear Secure, Inc. , Class A ............. 2,278,810 75,519,763
Clearwater Analytics Holdings, Inc. , Class A
(a)(b)
3,937,730 99,427,682
CommVault Systems, Inc.
(a)
............. 1,134,438 174,533,286
Consensus Cloud Solutions, Inc.
(a)(b)
....... 473,199 11,143,836
CS Disco, Inc.
(a)(b)
.................... 769,943 4,527,265
Daily Journal Corp.
(a)(b)
................ 35,632 17,463,243
Dave, Inc. , Class A
(a)(b)
................ 204,191 8,159,472
Digimarc Corp.
(a)(b)
................... 405,936 10,911,560
Digital Turbine, Inc.
(a)(b)
................ 2,617,720 8,036,400
Domo, Inc. , Class B
(a)(b)
................ 915,845 6,877,996
D-Wave Quantum, Inc.
(a)(b)
.............. 2,295,798 2,256,540
E2open Parent Holdings, Inc. , Class A
(a)(b)
... 5,280,572 23,287,323
eGain Corp.
(a)
...................... 518,893 2,646,354
Enfusion, Inc. , Class A
(a)(b)
.............. 1,250,354 11,865,859
Envestnet, Inc.
(a)
.................... 1,091,954 68,378,159
EverCommerce, Inc.
(a)(b)
............... 579,297 6,001,517
Freshworks, Inc. , Class A
(a)(b)
............ 5,401,057 62,004,134
Hut 8 Corp.
(a)(b)
..................... 2,103,275 25,786,151
iLearningEngines Holdings, Inc.
(a)(b)
........ 789,090 1,317,780
Instructure Holdings, Inc.
(a)(b)
............ 580,107 13,661,520
Intapp, Inc.
(a)(b)
...................... 1,016,748 48,631,057
InterDigital, Inc. ..................... 657,190 93,077,820
Jamf Holding Corp.
(a)(b)
................ 2,130,891 36,970,959
Kaltura, Inc.
(a)(b)
..................... 2,198,024 2,989,313
Life360, Inc.
(a)(b)
..................... 159,747 6,286,044
LiveRamp Holdings, Inc.
(a)(b)
............. 1,707,050 42,300,699
MARA Holdings, Inc.
(a)(b)
............... 7,104,026 115,227,302
Matterport, Inc. , Class A
(a)(b)
............. 6,874,534 30,935,403
Meridianlink, Inc.
(a)(b)
.................. 710,950 14,624,241
Mitek Systems, Inc.
(a)(b)
................ 1,215,314 10,536,772
N-able, Inc.
(a)
....................... 1,851,647 24,182,510
NCR Voyix Corp.
(a)(b)
.................. 3,822,008 51,864,649
NextNav, Inc.
(a)(b)
.................... 1,927,148 14,434,339
Olo, Inc. , Class A
(a)
................... 2,758,885 13,684,070
ON24, Inc.
(a)
....................... 756,369 4,628,978
OneSpan, Inc.
(a)(b)
.................... 991,337 16,525,588
Ooma, Inc.
(a)(b)
...................... 617,081 7,028,553
Pagaya Technologies Ltd. , Class A
(a)(b)
...... 1,215,519 12,848,036
PagerDuty, Inc.
(a)(b)
................... 2,398,646 44,494,883
Porch Group, Inc.
(a)(b)
................. 2,036,908 3,126,654
PowerSchool Holdings, Inc. , Class A
(a)(b)
.... 1,553,688 35,439,623
Prairie Operating Co.
(a)
................ 100,991 884,681
Progress Software Corp.
(b)
.............. 1,100,979 74,172,955
PROS Holdings, Inc.
(a)(b)
............... 1,201,626 22,254,113
Q2 Holdings, Inc.
(a)(b)
.................. 1,544,674 123,218,645
Qualys, Inc.
(a)(b)
..................... 962,036 123,583,145
Rapid7, Inc.
(a)
...................... 1,613,528 64,363,632
Red Violet, Inc.
(a)(b)
................... 277,039 7,881,760
Rekor Systems, Inc.
(a)(b)
................ 1,857,810 2,192,216
ReposiTrak, Inc.
(b)
................... 296,079 5,468,579
Rimini Street, Inc.
(a)
.................. 1,310,082 2,423,652
Riot Platforms, Inc.
(a)(b)
................ 7,415,460 55,022,713
Security
Shares
Shares Value
Software (continued)
Roadzen, Inc.
(a)(b)
.................... 376,532 $ 448,073
Sapiens International Corp. NV .......... 812,876 30,295,889
SEMrush Holdings, Inc. , Class A
(a)
........ 958,535 15,058,585
Silvaco Group, Inc.
(a)(b)
................ 159,748 2,284,396
SolarWinds Corp. ................... 1,459,590 19,047,649
SoundHound AI, Inc. , Class A
(a)(b)
......... 7,652,921 35,662,612
SoundThinking, Inc.
(a)
................. 263,164 3,050,071
Sprinklr, Inc. , Class A
(a)(b)
............... 3,317,640 25,645,357
Sprout Social, Inc. , Class A
(a)(b)
........... 1,291,288 37,537,742
SPS Commerce, Inc.
(a)(b)
............... 966,487 187,662,781
Telos Corp.
(a)(b)
...................... 1,492,800 5,359,152
Tenable Holdings, Inc.
(a)(b)
.............. 3,084,812 124,996,582
Terawulf, Inc.
(a)(b)
.................... 6,087,148 28,487,853
Varonis Systems, Inc.
(a)(b)
............... 2,873,180 162,334,670
Verint Systems, Inc.
(a)(b)
................ 1,603,733 40,622,557
Vertex, Inc. , Class A
(a)(b)
................ 1,421,590 54,745,431
Viant Technology, Inc. , Class A
(a)(b)
........ 428,641 4,745,056
Weave Communications, Inc.
(a)(b)
......... 1,031,260 13,200,128
WM Technology, Inc. , Class A
(a)
.......... 1,965,427 1,709,921
Workiva, Inc. , Class A
(a)(b)
.............. 1,318,131 104,290,525
Xperi, Inc.
(a)(b)
...................... 1,194,271 11,035,064
Yext, Inc.
(a)(b)
....................... 2,722,786 18,841,679
Zeta Global Holdings Corp. , Class A
(a)(b)
..... 4,646,724 138,611,777
Zuora, Inc. , Class A
(a)
................. 3,599,652 31,029,000
4,157,608,794
Specialized REITs — 0.5%
Farmland Partners, Inc. ............... 1,132,149 11,830,957
Four Corners Property Trust, Inc. ......... 2,406,919 70,546,796
Gladstone Land Corp. ................ 804,444 11,181,771
Outfront Media, Inc. .................. 3,885,919 71,423,191
PotlatchDeltic Corp. .................. 2,083,942 93,881,587
Safehold, Inc.
(b)
..................... 1,377,686 36,136,704
Uniti Group, Inc. .................... 6,220,326 35,082,639
330,083,645
Specialty Retail — 2.4%
1-800-Flowers.com, Inc. , Class A
(a)(b)
....... 670,975 5,320,832
Aaron's Co., Inc. (The) ................ 840,852 8,366,477
Abercrombie & Fitch Co. , Class A
(a)(b)
....... 1,306,480 182,776,552
Academy Sports & Outdoors, Inc.
(b)
........ 1,838,046 107,268,365
American Eagle Outfitters, Inc. ........... 4,755,344 106,472,152
America's Car-Mart, Inc.
(a)(b)
............. 152,390 6,388,189
Arhaus, Inc. , Class A ................. 1,314,050 16,175,955
Arko Corp. ........................ 2,052,409 14,407,911
Asbury Automotive Group, Inc.
(a)(b)
......... 527,134 125,768,901
BARK, Inc.
(a)(b)
...................... 3,387,807 5,522,125
Beyond, Inc.
(a)(b)
..................... 1,196,223 12,057,928
Boot Barn Holdings, Inc.
(a)(b)
............. 768,319 128,524,402
Buckle, Inc. (The) ................... 795,696 34,986,753
Build-A-Bear Workshop, Inc. ............ 319,019 10,964,683
Caleres, Inc.
(b)
...................... 897,831 29,673,315
Camping World Holdings, Inc. , Class A ..... 1,113,155 26,960,614
Citi Trends, Inc.
(a)(b)
................... 166,649 3,061,342
Designer Brands, Inc. , Class A ........... 1,123,188 8,289,127
Destination XL Group, Inc.
(a)(b)
........... 1,367,169 4,019,477
EVgo, Inc. , Class A
(a)(b)
................ 2,599,141 10,760,444
Foot Locker, Inc. .................... 2,169,937 56,071,172
Genesco, Inc.
(a)(b)
.................... 289,856 7,875,388
Group 1 Automotive, Inc.
(b)
.............. 345,165 132,212,002
GrowGeneration Corp.
(a)(b)
.............. 1,484,833 3,162,694
Haverty Furniture Cos., Inc. ............. 368,738 10,129,233
J Jill, Inc. ......................... 142,256 3,509,456
Lands' End, Inc.
(a)(b)
.................. 373,257 6,446,148
Leslie's, Inc.
(a)(b)
..................... 4,653,544 14,705,199

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
MarineMax, Inc.
(a)(b)
.................. 556,163 $ 19,615,869
Monro, Inc. ........................ 767,621 22,153,542
National Vision Holdings, Inc.
(a)(b)
......... 2,021,526 22,054,849
ODP Corp. (The)
(a)(b)
.................. 915,741 27,243,295
OneWater Marine, Inc. , Class A
(a)(b)
........ 306,853 7,336,855
Petco Health & Wellness Co., Inc.
(a)(b)
...... 2,137,442 9,725,361
RealReal, Inc. (The)
(a)(b)
................ 2,503,248 7,860,199
Revolve Group, Inc. , Class A
(a)(b)
.......... 999,865 24,776,655
RumbleON, Inc. , Class B
(a)(b)
............ 348,390 1,668,788
Sally Beauty Holdings, Inc.
(a)(b)
........... 2,678,181 36,342,916
Shoe Carnival, Inc.
(b)
................. 476,447 20,892,201
Signet Jewelers Ltd. .................. 1,109,527 114,436,615
Sleep Number Corp.
(a)(b)
............... 556,599 10,196,894
Sonic Automotive, Inc. , Class A .......... 381,313 22,299,184
Stitch Fix, Inc. , Class A
(a)(b)
.............. 2,326,332 6,560,256
ThredUp, Inc. , Class A
(a)(b)
.............. 2,080,783 1,752,019
Tile Shop Holdings, Inc.
(a)
.............. 710,442 4,681,813
Tilly's, Inc. , Class A
(a)(b)
................ 456,765 2,329,501
Torrid Holdings, Inc.
(a)(b)
................ 341,801 1,343,278
Upbound Group, Inc. ................. 1,393,962 44,592,844
Urban Outfitters, Inc.
(a)(b)
............... 1,673,380 64,107,188
Victoria's Secret & Co.
(a)(b)
.............. 2,046,765 52,601,860
Warby Parker, Inc. , Class A
(a)(b)
........... 2,269,605 37,062,650
Winmark Corp. ..................... 72,141 27,624,953
Zumiez, Inc.
(a)(b)
..................... 432,796 9,218,555
1,680,354,976
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure, Inc. , Class A
(b)
........... 634,624 8,897,428
Corsair Gaming, Inc.
(a)(b)
............... 1,207,423 8,403,664
CPI Card Group, Inc.
(a)(b)
............... 127,309 3,543,009
Diebold Nixdorf, Inc.
(a)
................. 668,948 29,875,218
Eastman Kodak Co.
(a)(b)
................ 1,636,470 7,724,138
Immersion Corp. .................... 811,966 7,242,737
IonQ, Inc.
(a)(b)
....................... 5,175,517 45,234,019
Turtle Beach Corp.
(a)(b)
................. 455,680 6,990,131
Xerox Holdings Corp. ................. 3,068,686 31,852,961
149,763,305
Textiles, Apparel & Luxury Goods — 0.6%
Figs, Inc. , Class A
(a)(b)
................. 3,369,508 23,047,435
G-III Apparel Group Ltd.
(a)(b)
............. 1,047,035 31,955,508
Hanesbrands, Inc.
(a)(b)
................. 9,164,585 67,359,700
Kontoor Brands, Inc. .................. 1,450,075 118,587,133
Movado Group, Inc. .................. 394,236 7,332,790
Oxford Industries, Inc. ................ 382,373 33,174,681
Rocky Brands, Inc. ................... 188,419 6,003,029
Steven Madden Ltd. .................. 1,878,524 92,028,891
Superior Group of Cos., Inc. ............ 345,392 5,350,122
Vera Bradley, Inc.
(a)(b)
................. 641,907 3,504,812
Wolverine World Wide, Inc. ............. 2,076,475 36,172,195
424,516,296
Tobacco — 0.2%
Ispire Technology, Inc.
(a)(b)
.............. 486,844 3,020,867
Turning Point Brands, Inc. .............. 448,089 19,335,040
Universal Corp. ..................... 629,443 33,429,718
Vector Group Ltd. ................... 3,794,401 56,612,463
112,398,088
Trading Companies & Distributors — 2.3%
Alta Equipment Group, Inc. , Class A ....... 686,992 4,630,326
Applied Industrial Technologies, Inc. ....... 999,412 222,998,800
Beacon Roofing Supply, Inc.
(a)
........... 1,658,899 143,378,641
BlueLinx Holdings, Inc.
(a)
............... 221,077 23,305,937
Boise Cascade Co. .................. 1,031,150 145,371,527
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Custom Truck One Source, Inc.
(a)(b)
........ 1,285,816 $ 4,436,065
Distribution Solutions Group, Inc.
(a)(b)
....... 272,735 10,503,025
DNOW, Inc.
(a)
...................... 2,728,269 35,276,518
DXP Enterprises, Inc.
(a)(b)
............... 322,666 17,217,458
EVI Industries, Inc. ................... 132,941 2,569,750
FTAI Aviation Ltd. .................... 2,641,408 351,043,123
GATX Corp. ....................... 920,672 121,943,006
Global Industrial Co. .................. 338,774 11,508,153
GMS, Inc.
(a)(b)
....................... 1,055,387 95,586,401
H&E Equipment Services, Inc. ........... 837,983 40,793,012
Herc Holdings, Inc. ................... 734,456 117,094,320
Hudson Technologies, Inc.
(a)
............ 1,121,596 9,354,111
Karat Packaging, Inc. ................. 176,223 4,562,413
McGrath RentCorp ................... 627,399 66,052,567
MRC Global, Inc.
(a)
................... 2,202,796 28,063,621
Rush Enterprises, Inc. , Class A .......... 1,583,039 83,631,950
Rush Enterprises, Inc. , Class B .......... 229,072 10,984,003
Titan Machinery, Inc.
(a)(b)
............... 530,332 7,387,525
Transcat, Inc.
(a)(b)
.................... 228,348 27,577,588
Willis Lease Finance Corp.
(b)
............ 74,150 11,034,261
Xometry, Inc. , Class A
(a)(b)
.............. 1,101,490 20,234,371
1,616,538,472
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a)(b)
...... 266,505 2,942,215
Water Utilities — 0.4%
American States Water Co. ............. 956,469 79,664,303
Cadiz, Inc.
(a)(b)
...................... 1,070,802 3,244,530
California Water Service Group .......... 1,498,567 81,252,303
Consolidated Water Co. Ltd. ............ 376,454 9,490,405
Global Water Resources, Inc. ............ 261,181 3,288,269
Middlesex Water Co. ................. 451,093 29,429,307
Pure Cycle Corp.
(a)(b)
.................. 493,746 5,317,645
SJW Group ........................ 828,775 48,160,115
York Water Co. (The) ................. 312,373 11,701,493
271,548,370
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a)(b)
...................... 1,658,371 11,907,104
Spok Holdings, Inc. .................. 452,335 6,812,165
Telephone & Data Systems, Inc.
(b)
......... 2,559,038 59,497,633
78,216,902
Total Common Stocks — 99.8%
(Cost: $87,122,748,225) ............................ 69,384,368,041
Rights
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I, CVR
(b)
.......... 272,340 130,723
Contra Chinook Therape, CVR
(b)
......... 1,316,575 1,105,923
Inhibrx, Inc., CVR ................... 794,436 889,768
Oncternal Therapeutics, Inc., CVR
(b)
....... 13,273 13,605
2,140,019
Oil, Gas & Consumable Fuels — 0.0%
Empire Petroleum Corp. (Expires 10/16/24,
Strike Price USD 5.05)
(a)
............. 354,550 4,432
Total Rights — 0.0%
(Cost: $1,055,069) ............................... 2,144,451

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 ETF
20
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Warrants
Health Care Equipment & Supplies — 0.0%
(a)(b)
Pulse Biosciences, Inc. (1 Share for 1 Warrant,
Expires 06/26/29, Strike Price USD 11.00) . 39,821 $ 130,215
Pulse Biosciences, Inc. (1 Share for 1 Warrant,
Expires 06/27/29) ................. 39,821 130,214
Oil, Gas & Consumable Fuels — 0.0%
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/25, Strike Price USD 133.70)
(a)(b)
... 46,322 597,091
Total Warrants — 0.0%
(Cost: $3,782,609) ............................... 857,520
Total Long-Term Investments — 99.8%
(Cost: $87,127,585,903) ............................ 69,387,370,012
Short-Term Securities
Money Market Funds — 10.7%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.05%
(h)
.................. 7,388,504,621 7,394,415,424
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.88% ................... 86,225,471 86,225,471
Total Short-Term Securities — 10.7%
(Cost: $7,474,069,552) ............................ 7,480,640,895
Total Investments — 110.5%
(Cost: $94,601,655,455 ) ............................ 76,868,010,907
Liabilities in Excess of Other Assets — (10.5)% ............ (7,317,772,455)
Net Assets — 100.0% ...............................
$ 69,550,238,452
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,277,427, representing less than 0.05% of its net assets as of period end, and an original cost of $14,991,359.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Sh ares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 7,033,688,348 $ 358,350,807
(a)
$ — $ (22,417) $ 2,398,686 $ 7,394,415,424 7,388,504,621 $ 40,581,436
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 173,435,949 — (87,210,478)
(a)
— — 86,225,471 86,225,471 3,740,976 —
$ (22,417) $ 2,398,686 $ 7,480,640,895 $ 44,322,412 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 ETF
Schedules of Investments
21
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 1,656 12/20/24 $ 186,234 $ 3,324,978
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 3,324,978 $ — $ — $ — $ 3,324,978
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (9,435,657) $ — $ — $ — $ (9,435,657)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (1,781,228) $ — $ — $ — $ (1,781,228)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 93,116,880

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 ETF
22
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 69,383,090,611 $ 1,277,427 $ 3 $ 69,384,368,041
Rights ................................................ — 4,432 2,140,019 2,144,451
Warrants .............................................. 597,091 260,429 — 857,520
Short-Term Securities
Money Market Funds ...................................... 7,480,640,895 — — 7,480,640,895
$ 76,864,328,597 $ 1,542,288 $ 2,140,022 $ 76,868,010,907
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 3,324,978 $ — $ — $ 3,324,978
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
AAR Corp.
(a)
....................... 62,951 $ 4,114,477
AeroVironment, Inc.
(a)(b)
................ 232,613 46,638,907
Archer Aviation, Inc. , Class A
(a)(b)
.......... 1,961,280 5,942,678
Byrna Technologies, Inc.
(a)
.............. 156,081 2,648,695
Cadre Holdings, Inc. .................. 233,361 8,856,050
Eve Holding, Inc.
(a)(b)
.................. 270,323 875,847
Kratos Defense & Security Solutions, Inc.
(a)
.. 589,443 13,734,022
Leonardo DRS, Inc.
(a)
................. 576,820 16,277,860
Moog, Inc. , Class A .................. 254,389 51,391,666
Park Aerospace Corp. ................. 72,264 941,600
Redwire Corp.
(a)(b)
.................... 60,255 413,952
Rocket Lab USA, Inc.
(a)(b)
............... 3,102,647 30,188,755
Virgin Galactic Holdings, Inc.
(a)(b)
.......... 330 2,013
VirTra, Inc.
(a)(b)
...................... 93,806 583,473
182,609,995
Automobile Components — 1.6%
Dorman Products, Inc.
(a)(b)
.............. 233,199 26,379,471
Gentherm, Inc.
(a)
.................... 278,250 12,952,537
Holley, Inc.
(a)
....................... 213,928 631,088
LCI Industries ...................... 221,602 26,711,905
Luminar Technologies, Inc. , Class A
(a)(b)
..... 2,619,702 2,356,946
Modine Manufacturing Co.
(a)(b)
........... 460,414 61,138,375
Patrick Industries, Inc. ................ 192,367 27,387,290
Visteon Corp.
(a)
..................... 242,477 23,093,509
XPEL, Inc.
(a)(b)(c)
..................... 221,922 9,624,757
190,275,878
Automobiles — 0.0%
Livewire Group, Inc.
(a)(b)
................ 161,487 985,071
Banks — 1.1%
Axos Financial, Inc.
(a)
................. 52,431 3,296,861
BancFirst Corp. ..................... 24,399 2,567,995
Bancorp, Inc. (The)
(a)(b)
................ 397,221 21,251,324
Bank7 Corp. ....................... 4,049 151,716
Citizens Financial Services, Inc. .......... 4,207 247,161
City Holding Co. .................... 10,625 1,247,269
Coastal Financial Corp.
(a)(b)
............. 93,354 5,040,182
Columbia Financial, Inc.
(a)(b)
............. 19,351 330,322
Esquire Financial Holdings, Inc. .......... 55,597 3,625,480
First Bancorp ...................... 109,834 2,325,186
First Business Financial Services, Inc. ...... 4,715 214,957
First Financial Bankshares, Inc. .......... 1,163,757 43,070,647
First Foundation, Inc. ................. 157,982 985,808
First Internet Bancorp ................. 29,651 1,015,843
First Western Financial, Inc.
(a)
........... 22,043 440,860
Greene County Bancorp, Inc. ............ 62,051 1,917,376
Lakeland Financial Corp. ............... 13,277 864,598
Live Oak Bancshares, Inc.
(b)
............. 270,002 12,789,995
Metrocity Bankshares, Inc. ............. 20,026 613,196
Nicolet Bankshares, Inc. ............... 28,460 2,721,630
Pathward Financial, Inc. ............... 62,596 4,131,962
Peoples Financial Services Corp. ......... 18,826 882,563
ServisFirst Bancshares, Inc. ............ 128,472 10,335,572
Shore Bancshares, Inc. ................ 51,882 725,829
Triumph Financial, Inc.
(a)(b)
.............. 180,444 14,352,516
USCB Financial Holdings, Inc. , Class A ..... 26,014 396,713
135,543,561
Beverages — 0.3%
MGP Ingredients, Inc.
(b)
................ 125,712 10,465,524
National Beverage Corp. ............... 207,590 9,744,275
Primo Water Corp.
(b)
.................. 176,246 4,450,211
Security
Shares
Shares Value
Beverages (continued)
Vita Coco Co., Inc. (The)
(a)(b)
............ 348,280 $ 9,859,807
34,519,817
Biotechnology — 13.5%
(a)
4D Molecular Therapeutics, Inc.
(b)
......... 288,167 3,115,085
Absci Corp.
(b)
...................... 527,838 2,016,341
ACADIA Pharmaceuticals, Inc.
(b)
.......... 1,064,124 16,366,227
Achieve Life Sciences, Inc. ............. 184,012 872,217
Actinium Pharmaceuticals, Inc.
(b)
......... 270,257 508,083
ADC Therapeutics SA ................. 433,906 1,366,804
ADMA Biologics, Inc. ................. 2,003,825 40,056,462
Aerovate Therapeutics, Inc.
(b)
............ 112,043 234,170
Agenus, Inc.
(b)
...................... 24,616 134,896
Akebia Therapeutics, Inc.
(b)
............. 181,952 240,177
Akero Therapeutics, Inc.
(b)
.............. 102,960 2,953,922
Aldeyra Therapeutics, Inc.
(b)
............. 42,035 226,569
Alector, Inc.
(b)
...................... 719,448 3,352,628
Alkermes plc
(b)
...................... 1,453,797 40,691,778
Altimmune, Inc.
(b)
.................... 349,089 2,143,406
ALX Oncology Holdings, Inc. ............ 298,798 543,812
Amicus Therapeutics, Inc. .............. 2,609,964 27,874,416
AnaptysBio, Inc.
(b)
................... 172,591 5,781,799
Anavex Life Sciences Corp.
(b)
............ 187,467 1,064,813
Anika Therapeutics, Inc. ............... 22,144 546,957
Apogee Therapeutics, Inc.
(b)
............. 337,388 19,818,171
Applied Therapeutics, Inc.
(b)
............. 518,968 4,411,228
Arbutus Biopharma Corp. .............. 1,217,133 4,685,962
Arcellx, Inc.
(b)
...................... 382,712 31,960,279
Arcturus Therapeutics Holdings, Inc.
(b)
...... 182,878 4,244,598
Arcus Biosciences, Inc.
(b)
............... 483,753 7,396,583
Arcutis Biotherapeutics, Inc. ............ 947,687 8,813,489
Ardelyx, Inc.
(b)
...................... 2,056,204 14,167,246
ArriVent Biopharma, Inc.
(b)
.............. 151,087 3,550,545
Arrowhead Pharmaceuticals, Inc. ......... 1,063,624 20,602,397
ARS Pharmaceuticals, Inc.
(b)
............ 439,385 6,371,082
Artiva Biotherapeutics, Inc.
(b)
............ 68,367 1,056,270
Astria Therapeutics, Inc.
(b)
.............. 333,075 3,667,156
Atossa Therapeutics, Inc.
(b)
............. 124,234 188,836
Aurinia Pharmaceuticals, Inc.
(b)
........... 876,944 6,428,000
Avid Bioservices, Inc.
(b)
................ 515,296 5,864,068
Avidity Biosciences, Inc.
(b)
.............. 959,171 44,054,724
Avita Medical, Inc.
(b)
.................. 232,193 2,489,109
BioCryst Pharmaceuticals, Inc.
(b)
.......... 1,825,866 13,876,582
Biohaven Ltd.
(b)
..................... 666,384 33,299,208
Biomea Fusion, Inc. .................. 249,576 2,520,718
Black Diamond Therapeutics, Inc. ......... 251,656 1,094,704
Blueprint Medicines Corp.
(b)
............. 558,681 51,677,993
Boundless Bio, Inc. .................. 34,149 118,497
Bridgebio Pharma, Inc.
(b)
............... 780,142 19,862,415
Cabaletta Bio, Inc. ................... 91,108 430,030
Candel Therapeutics, Inc.
(b)
............. 178,783 1,238,966
Capricor Therapeutics, Inc.
(b)
............ 192,548 2,928,655
Cardiff Oncology, Inc.
(b)
................ 140,860 376,096
CareDx, Inc.
(b)
...................... 99,322 3,101,329
Cargo Therapeutics, Inc.
(b)
.............. 30,696 566,341
Cartesian Therapeutics, Inc.
(b)
........... 63,034 1,016,108
Catalyst Pharmaceuticals, Inc. ........... 992,104 19,723,028
Celcuity, Inc. ....................... 222,634 3,319,473
Celldex Therapeutics, Inc.
(b)
............. 466,648 15,861,366
CervoMed, Inc.
(b)
.................... 48,163 703,180
CG oncology, Inc.
(b)
.................. 255,606 9,644,014
Cogent Biosciences, Inc.
(b)
.............. 761,207 8,221,036
Coherus Biosciences, Inc.
(b)
............. 275,282 286,293
Corbus Pharmaceuticals Holdings, Inc.
(b)
.... 55,311 1,141,066
Crinetics Pharmaceuticals, Inc. .......... 690,539 35,286,543

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Growth ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Cullinan Therapeutics, Inc. ............. 408,107 $ 6,831,711
Cytokinetics, Inc.
(b)
................... 93,701 4,947,413
Day One Biopharmaceuticals, Inc.
(b)
....... 409,846 5,709,155
Denali Therapeutics, Inc.
(b)
............. 633,792 18,462,361
Dianthus Therapeutics, Inc.
(b)
............ 15,655 428,634
Disc Medicine, Inc.
(b)
.................. 19,258 946,338
Dynavax Technologies Corp.
(b)
........... 938,324 10,452,929
Dyne Therapeutics, Inc. ............... 718,305 25,801,516
Elevation Oncology, Inc. ............... 280,841 168,477
Eliem Therapeutics, Inc.
(b)
.............. 14,945 76,070
Fennec Pharmaceuticals, Inc. ........... 39,031 195,155
Fibrobiologics, Inc.
(b)
.................. 259,907 803,113
Foghorn Therapeutics, Inc.
(b)
............ 133,939 1,246,972
Galectin Therapeutics, Inc.
(b)
............ 107,606 295,917
Geron Corp.
(b)
...................... 3,604,070 16,362,478
Greenwich Lifesciences, Inc.
(b)
........... 50,781 729,723
Halozyme Therapeutics, Inc.
(b)
........... 1,106,906 63,359,299
Heron Therapeutics, Inc.
(b)
.............. 112,270 223,417
HilleVax, Inc.
(b)
...................... 53,344 93,885
Humacyte, Inc.
(b)
.................... 791,253 4,304,416
Ideaya Biosciences, Inc.
(b)
.............. 736,281 23,325,382
IGM Biosciences, Inc.
(b)
................ 124,157 2,053,557
ImmunityBio, Inc.
(b)
................... 986,415 3,669,464
Immunome, Inc.
(b)
................... 459,072 6,711,633
Immunovant, Inc.
(b)
................... 515,932 14,709,221
Inhibrx Biosciences, Inc. ............... 56,756 888,799
Inmune Bio, Inc.
(b)
................... 131,489 708,726
Insmed, Inc.
(b)
...................... 1,397,062 101,985,526
Iovance Biotherapeutics, Inc.
(b)
........... 2,254,088 21,165,886
Ironwood Pharmaceuticals, Inc. , Class A .... 428,168 1,764,052
Janux Therapeutics, Inc.
(b)
.............. 248,090 11,270,729
Jasper Therapeutics, Inc.
(b)
............. 100,577 1,891,853
KalVista Pharmaceuticals, Inc.
(b)
.......... 338,517 3,920,027
Keros Therapeutics, Inc. ............... 261,316 15,174,620
Kiniksa Pharmaceuticals International plc .... 332,401 8,306,701
Korro Bio, Inc.
(b)
..................... 15,151 506,346
Krystal Biotech, Inc.
(b)
................. 220,852 40,201,690
Kura Oncology, Inc. .................. 646,578 12,634,134
Kymera Therapeutics, Inc.
(b)
............. 396,223 18,753,235
Kyverna Therapeutics, Inc.
(b)
............ 93,429 456,868
Larimar Therapeutics, Inc.
(b)
............. 373,311 2,445,187
Lexeo Therapeutics, Inc. ............... 195,288 1,765,404
Lexicon Pharmaceuticals, Inc.
(b)
.......... 336,507 528,316
Lineage Cell Therapeutics, Inc.
(b)
......... 1,308,584 1,184,661
MacroGenics, Inc.
(b)
.................. 467,936 1,539,509
Madrigal Pharmaceuticals, Inc.
(b)
......... 155,720 33,046,898
MannKind Corp.
(b)
................... 1,802,702 11,338,996
MeiraGTx Holdings plc ................ 231,738 966,347
Mersana Therapeutics, Inc.
(b)
............ 528,376 998,631
Metagenomi, Inc. .................... 33,857 73,470
MiMedx Group, Inc. .................. 492,521 2,910,799
Mineralys Therapeutics, Inc.
(b)
........... 46,336 561,129
Mirum Pharmaceuticals, Inc.
(b)
........... 348,408 13,587,912
Neurogene, Inc.
(b)
.................... 48,383 2,030,151
Novavax, Inc.
(b)
..................... 978,378 12,356,914
Nurix Therapeutics, Inc.
(b)
.............. 392,088 8,810,217
Nuvalent, Inc. , Class A
(b)
............... 308,670 31,576,941
Ocugen, Inc.
(b)
...................... 2,289,989 2,272,127
Olema Pharmaceuticals, Inc. ............ 92,132 1,100,056
Organogenesis Holdings, Inc. , Class A
(b)
.... 75,650 216,359
ORIC Pharmaceuticals, Inc.
(b)
........... 125,061 1,281,875
Outlook Therapeutics, Inc.
(b)
............. 79,913 426,735
Ovid therapeutics, Inc. ................ 521,142 614,948
PepGen, Inc. ....................... 120,441 1,029,771
Perspective Therapeutics, Inc.
(b)
.......... 391,139 5,221,706
Security
Shares
Shares Value
Biotechnology (continued)
Poseida Therapeutics, Inc. ............. 171,633 $ 490,870
Praxis Precision Medicines, Inc. .......... 153,573 8,836,590
Precigen, Inc.
(b)
..................... 98,960 93,725
Prime Medicine, Inc.
(b)
................. 509,847 1,973,108
ProKidney Corp. , Class A
(b)
............. 716,071 1,374,856
Protagonist Therapeutics, Inc. ........... 518,847 23,348,115
Prothena Corp. plc ................... 219,269 3,668,370
PTC Therapeutics, Inc. ................ 513,763 19,060,607
Puma Biotechnology, Inc.
(b)
............. 119,364 304,378
Recursion Pharmaceuticals, Inc. , Class A
(b)
.. 2,122,347 13,986,267
Renovaro, Inc.
(b)
.................... 259,454 125,394
REVOLUTION Medicines, Inc. ........... 882,793 40,034,663
Rhythm Pharmaceuticals, Inc.
(b)
.......... 487,659 25,548,455
Rigel Pharmaceuticals, Inc. ............. 116,192 1,879,987
Rocket Pharmaceuticals, Inc.
(b)
........... 587,673 10,854,320
Sana Biotechnology, Inc.
(b)
.............. 1,182,761 4,920,286
Savara, Inc.
(b)
...................... 820,224 3,477,750
Scholar Rock Holding Corp.
(b)
........... 551,622 4,418,492
Sera Prognostics, Inc. , Class A ........... 244,963 1,910,711
Shattuck Labs, Inc.
(b)
................. 238,529 832,466
Skye Bioscience, Inc. ................. 23,669 92,546
Soleno Therapeutics, Inc.
(b)
............. 205,835 10,392,609
Solid Biosciences, Inc.
(b)
............... 22,043 153,640
SpringWorks Therapeutics, Inc.
(b)
......... 611,728 19,599,765
Spyre Therapeutics, Inc.
(b)
.............. 25,774 758,013
Stoke Therapeutics, Inc.
(b)
.............. 317,739 3,905,012
Summit Therapeutics, Inc.
(b)
............. 739,157 16,187,538
Syndax Pharmaceuticals, Inc. ........... 732,706 14,104,590
Tango Therapeutics, Inc.
(b)
.............. 423,861 3,263,730
Taysha Gene Therapies, Inc.
(b)
........... 1,526,540 3,068,345
Tenaya Therapeutics, Inc. .............. 139,303 268,855
Tevogen Bio Holdings, Inc.
(b)
............ 146,243 53,876
TG Therapeutics, Inc.
(b)
................ 1,242,282 29,056,976
TScan Therapeutics, Inc.
(b)
............. 222,034 1,105,729
Twist Bioscience Corp.
(b)
............... 512,402 23,150,322
Tyra Biosciences, Inc.
(b)
............... 180,144 4,235,185
UroGen Pharma Ltd.
(b)
................ 259,430 3,294,761
Vaxcyte, Inc.
(b)
...................... 1,061,625 121,311,889
Vera Therapeutics, Inc. , Class A .......... 348,499 15,403,656
Verastem, Inc. ...................... 343,616 1,027,412
Vericel Corp.
(b)
...................... 431,478 18,229,946
Viridian Therapeutics, Inc.
(b)
............. 409,734 9,321,448
Werewolf Therapeutics, Inc. ............. 67,091 142,233
X4 Pharmaceuticals, Inc.
(b)
............. 1,643,707 1,100,133
Xencor, Inc. ....................... 239,477 4,815,882
XOMA Royalty Corp. ................. 44,952 1,190,329
Y-mAbs Therapeutics, Inc.
(b)
............. 328,256 4,316,566
Zura Bio Ltd. , Class A
(b)
................ 383,832 1,558,358
1,633,825,187
Broadline Retail — 0.0%
(a)
1stdibs.com, Inc. .................... 49,565 218,582
Groupon, Inc.
(b)
..................... 101,662 994,254
Qurate Retail, Inc. , Class B
(b)
............ 15,086 64,568
Savers Value Village, Inc.
(b)
............. 206,508 2,172,464
3,449,868
Building Products — 1.9%
American Woodmark Corp.
(a)
............ 7,770 726,107
Apogee Enterprises, Inc. ............... 63,003 4,411,155
AZZ, Inc. ......................... 215,819 17,828,808
CSW Industrials, Inc.
(b)
................ 147,823 54,160,869
Gibraltar Industries, Inc.
(a)
.............. 128,208 8,965,585
Griffon Corp. ....................... 334,384 23,406,880
Insteel Industries, Inc. ................. 72,036 2,239,599

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Janus International Group, Inc.
(a)(b)
........ 1,256,959 $ 12,707,856
JELD-WEN Holding, Inc.
(a)
.............. 262,719 4,153,587
Tecnoglass, Inc. ..................... 199,985 13,730,970
UFP Industries, Inc. .................. 304,525 39,956,725
Zurn Elkay Water Solutions Corp.
(b)
........ 1,220,471 43,863,728
226,151,869
Capital Markets — 2.8%
Artisan Partners Asset Management, Inc. , Class
A ............................ 563,027 24,390,330
B Riley Financial, Inc.
(b)
................ 187,266 983,147
Brightsphere Investment Group, Inc. ....... 250,805 6,370,447
Cohen & Steers, Inc. ................. 249,586 23,947,777
Diamond Hill Investment Group, Inc. ....... 22,921 3,704,263
Donnelley Financial Solutions, Inc.
(a)(b)
...... 148,098 9,749,291
GCM Grosvenor, Inc. , Class A ........... 362,122 4,099,221
Hamilton Lane, Inc. , Class A ............ 343,611 57,860,656
MarketWise, Inc. , Class A .............. 97,062 64,867
Moelis & Co. , Class A ................. 438,004 30,007,654
Open Lending Corp. , Class A
(a)(b)
......... 910,728 5,573,655
P10, Inc. , Class A ................... 359,895 3,854,475
Patria Investments Ltd. , Class A .......... 522,599 5,837,431
Perella Weinberg Partners , Class C ....... 476,668 9,204,459
Piper Sandler Cos.
(b)
.................. 156,196 44,329,987
PJT Partners, Inc. , Class A ............. 212,807 28,375,685
StepStone Group, Inc. , Class A .......... 558,076 31,715,459
StoneX Group, Inc.
(a)
................. 25,921 2,122,411
Value Line, Inc. ..................... 6,999 325,454
Victory Capital Holdings, Inc. , Class A ...... 371,984 20,607,914
Virtus Investment Partners, Inc. .......... 51,572 10,801,755
WisdomTree, Inc. .................... 1,257,252 12,559,947
336,486,285
Chemicals — 2.0%
Arq, Inc.
(a)(b)
........................ 27,220 159,781
ASP Isotopes, Inc.
(a)(b)
................. 448,819 1,247,717
Aspen Aerogels, Inc.
(a)(b)
............... 115,317 3,193,128
Balchem Corp. ..................... 287,918 50,673,568
Cabot Corp. ....................... 482,459 53,924,442
Hawkins, Inc. ...................... 171,956 21,919,231
HB Fuller Co. ...................... 139,117 11,043,107
Ingevity Corp.
(a)(b)
.................... 322,968 12,595,752
Innospec, Inc. ...................... 188,781 21,349,243
Northern Technologies International Corp. ... 67,216 826,085
Orion SA ......................... 508,531 9,056,937
PureCycle Technologies, Inc.
(a)(b)
.......... 203,529 1,933,526
Quaker Chemical Corp. ............... 124,267 20,937,747
Sensient Technologies Corp. ............ 356,468 28,595,863
Stepan Co. ........................ 19,411 1,499,500
238,955,627
Commercial Services & Supplies — 1.6%
ACV Auctions, Inc. , Class A
(a)(b)
........... 1,314,940 26,732,730
Aris Water Solutions, Inc. , Class A ........ 14,236 240,161
Bridger Aerospace Group Holdings, Inc.
(a)(b)
.. 27,418 60,868
Brink's Co. (The) .................... 399,274 46,172,045
Casella Waste Systems, Inc. , Class A
(a)(b)
.... 548,932 54,613,245
CECO Environmental Corp.
(a)
............ 258,816 7,298,611
Cimpress plc
(a)(b)
.................... 103,883 8,510,095
CompX International, Inc. .............. 7,348 214,635
Driven Brands Holdings, Inc.
(a)(b)
.......... 528,923 7,547,731
HNI Corp. ......................... 201,171 10,831,047
Interface, Inc. ...................... 48,500 920,045
LanzaTech Global, Inc.
(a)(b)
.............. 1,058,057 2,020,889
Liquidity Services, Inc.
(a)(b)
.............. 186,764 4,258,219
Montrose Environmental Group, Inc.
(a)(b)
..... 279,934 7,362,264
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Perma-Fix Environmental Services, Inc.
(a)(b)
.. 129,302 $ 1,586,536
Pitney Bowes, Inc. ................... 420,342 2,997,039
Quad/Graphics, Inc. , Class A ............ 166,914 757,790
Quest Resource Holding Corp.
(a)(b)
........ 140,742 1,123,121
Viad Corp.
(a)
....................... 177,177 6,348,252
Virco Mfg. Corp. .................... 99 1,367
VSE Corp.
(b)
....................... 22,820 1,887,899
191,484,589
Communications Equipment — 0.4%
(a)
Calix, Inc. ......................... 385,219 14,942,645
Extreme Networks, Inc. ................ 601,582 9,041,777
Harmonic, Inc.
(b)
..................... 978,438 14,255,842
Infinera Corp.
(b)
..................... 1,802,557 12,167,260
50,407,524
Construction & Engineering — 2.4%
Ameresco, Inc. , Class A
(a)(b)
............. 96,547 3,662,993
Argan, Inc. ........................ 109,917 11,148,881
Bowman Consulting Group Ltd.
(a)(b)
........ 118,264 2,847,797
Centuri Holdings, Inc.
(a)(b)
............... 112,971 1,824,482
Construction Partners, Inc. , Class A
(a)(b)
..... 380,914 26,587,797
Dycom Industries, Inc.
(a)
............... 252,917 49,849,941
Fluor Corp.
(a)
....................... 1,392,018 66,413,179
Granite Construction, Inc. .............. 323,279 25,629,559
IES Holdings, Inc.
(a)(b)
................. 73,082 14,588,629
Limbach Holdings, Inc.
(a)(b)
.............. 91,056 6,898,403
MYR Group, Inc.
(a)
................... 145,658 14,890,617
Northwest Pipe Co.
(a)
................. 11,872 535,783
Orion Group Holdings, Inc.
(a)(b)
........... 41,739 240,834
Primoris Services Corp. ............... 438,094 25,444,499
Sterling Infrastructure, Inc.
(a)(b)
........... 268,538 38,943,381
289,506,775
Construction Materials — 0.5%
Knife River Corp.
(a)
................... 505,911 45,223,384
Smith-Midland Corp.
(a)(b)
............... 38,895 1,298,704
United States Lime & Minerals, Inc. ........ 93,665 9,147,324
55,669,412
Consumer Finance — 0.7%
Atlanticus Holdings Corp.
(a)
............. 3,134 109,941
FirstCash Holdings, Inc. ............... 343,581 39,443,099
LendingTree, Inc.
(a)(b)
................. 84,091 4,879,801
Moneylion, Inc. , Class A
(a)(b)
............. 76,024 3,158,797
NerdWallet, Inc. , Class A
(a)(b)
............ 358,236 4,553,179
OppFi, Inc. , Class A .................. 172,577 816,289
PROG Holdings, Inc. ................. 60,726 2,944,604
Regional Management Corp. ............ 12,531 409,889
Upstart Holdings, Inc.
(a)(b)
............... 686,772 27,477,748
World Acceptance Corp.
(a)
.............. 29,031 3,425,077
87,218,424
Consumer Staples Distribution & Retail — 1.1%
Andersons, Inc. (The) ................. 35,369 1,773,402
Chefs' Warehouse, Inc. (The)
(a)(b)
......... 312,240 13,117,202
Natural Grocers by Vitamin Cottage, Inc. .... 21,559 640,087
PriceSmart, Inc. ..................... 140,350 12,881,323
Sprouts Farmers Market, Inc.
(a)(b)
......... 897,298 99,070,672
127,482,686
Containers & Packaging — 0.1%
Ardagh Metal Packaging SA ............ 1,259,733 4,749,193
Myers Industries, Inc. ................. 327,068 4,520,080
Pactiv Evergreen, Inc. ................ 43,372 499,212
9,768,485

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Growth ETF
26
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Distributors — 0.0%
GigaCloud Technology, Inc. , Class A
(a)(b)
..... 202,551 $ 4,654,622
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.
(a)
......... 61,392 4,633,868
American Public Education, Inc.
(a)
......... 12,273 181,027
Carriage Services, Inc. ................ 89,816 2,948,659
Coursera, Inc.
(a)
..................... 1,230,347 9,768,955
European Wax Center, Inc. , Class A
(a)(b)
..... 273,109 1,857,141
Frontdoor, Inc.
(a)(b)
................... 695,635 33,383,524
Laureate Education, Inc. ............... 968,764 16,091,170
Mister Car Wash, Inc.
(a)
................ 718,007 4,674,226
Nerdy, Inc. , Class A
(a)(b)
................ 648,898 637,932
OneSpaWorld Holdings Ltd. ............. 894,818 14,773,445
Stride, Inc.
(a)(b)
...................... 379,010 32,333,343
Udemy, Inc.
(a)(b)
..................... 854,267 6,355,746
Universal Technical Institute, Inc.
(a)
........ 352,774 5,736,105
133,375,141
Diversified REITs — 0.0%
Armada Hoffler Properties, Inc. .......... 28,966 313,702
Gladstone Commercial Corp. ............ 58,572 951,209
1,264,911
Diversified Telecommunication Services — 0.4%
Anterix, Inc.
(a)(b)
..................... 81,597 3,072,943
Bandwidth, Inc. , Class A
(a)
.............. 197,436 3,457,104
Cogent Communications Holdings, Inc. ..... 391,318 29,708,863
Globalstar, Inc.
(a)(b)
................... 5,524,559 6,850,453
IDT Corp. , Class B ................... 94,460 3,605,538
46,694,901
Electric Utilities — 0.2%
Genie Energy Ltd. , Class B ............. 51,587 838,289
MGE Energy, Inc. .................... 139,601 12,766,512
Otter Tail Corp. ..................... 164,471 12,855,053
26,459,854
Electrical Equipment — 1.7%
Allient, Inc. ........................ 110 2,089
American Superconductor Corp.
(a)(b)
....... 309,254 7,298,394
Amprius Technologies, Inc.
(a)(b)
........... 138,306 153,520
Array Technologies, Inc.
(a)
.............. 1,342,947 8,863,450
Atkore, Inc. ........................ 326,745 27,688,371
Blink Charging Co.
(a)(b)
................. 321,247 552,545
Bloom Energy Corp. , Class A
(a)(b)
......... 1,618,031 17,086,407
ChargePoint Holdings, Inc. , Class A
(a)(b)
..... 1,923,078 2,634,617
EnerSys .......................... 327,172 33,387,903
Enovix Corp.
(a)(b)
..................... 1,365,552 12,754,256
Fluence Energy, Inc. , Class A
(a)(b)
......... 544,931 12,375,383
GrafTech International Ltd.
(a)
............ 2,117,390 2,794,955
LSI Industries, Inc. ................... 168,110 2,714,976
NEXTracker, Inc. , Class A
(a)(b)
............ 951,023 35,644,342
NuScale Power Corp. , Class A
(a)(b)
......... 706,043 8,175,978
Plug Power, Inc.
(a)(b)
.................. 537,044 1,213,719
Powell Industries, Inc. ................. 82,663 18,350,359
Preformed Line Products Co. ............ 1,584 202,879
SES AI Corp. , Class A
(a)(b)
.............. 123,556 79,051
Shoals Technologies Group, Inc. , Class A
(a)(b)
. 1,528,508 8,574,930
Thermon Group Holdings, Inc.
(a)
.......... 27,728 827,404
Ultralife Corp.
(a)
..................... 10,623 96,032
Vicor Corp.
(a)(b)
...................... 110,677 4,659,502
206,131,062
Electronic Equipment, Instruments & Components — 3.8%
908 Devices, Inc.
(a)(b)
.................. 21,939 76,128
Advanced Energy Industries, Inc. ......... 333,072 35,052,497
Arlo Technologies, Inc.
(a)(b)
.............. 847,319 10,261,033
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Badger Meter, Inc. ................... 261,098 $ 57,026,414
Belden, Inc.
(b)
...................... 192,824 22,585,475
Climb Global Solutions, Inc. ............. 37,757 3,758,332
CTS Corp. ........................ 207,049 10,017,031
Daktronics, Inc.
(a)(b)
................... 44,784 578,161
ePlus, Inc.
(a)(b)
...................... 157,770 15,515,102
Evolv Technologies Holdings, Inc.
(a)(b)
...... 1,166,199 4,723,106
Fabrinet
(a)(b)
........................ 324,107 76,631,859
Insight Enterprises, Inc.
(a)(b)
............. 248,221 53,464,321
Iteris, Inc.
(a)
........................ 359,110 2,564,045
Itron, Inc.
(a)
........................ 368,777 39,389,071
Lightwave Logic, Inc.
(a)(b)
............... 1,073,046 2,961,607
MicroVision, Inc.
(a)(b)
.................. 1,025,818 1,169,433
Mirion Technologies, Inc. , Class A
(a)(b)
...... 216,045 2,391,618
Napco Security Technologies, Inc. ........ 312,429 12,640,877
nLight, Inc.
(a)
....................... 24,871 265,871
Novanta, Inc.
(a)(b)
.................... 318,681 57,018,405
OSI Systems, Inc.
(a)(b)
................. 134,997 20,496,595
Ouster, Inc. , Class A
(a)(b)
............... 69,143 435,601
PAR Technology Corp.
(a)(b)
.............. 305,032 15,886,067
Plexus Corp.
(a)(b)
..................... 72,284 9,881,946
454,790,595
Energy Equipment & Services — 2.1%
Archrock, Inc. ...................... 1,484,263 30,041,483
Atlas Energy Solutions, Inc. ............. 600,626 13,093,647
Cactus, Inc. , Class A
(b)
................ 583,558 34,820,906
ChampionX Corp. ................... 1,702,296 51,324,224
Core Laboratories, Inc.
(b)
............... 415,321 7,695,898
DMC Global, Inc.
(a)(b)
.................. 42,413 550,521
Drilling Tools International Corp.
(a)
......... 54,445 203,080
Helix Energy Solutions Group, Inc.
(a)(b)
...... 234,700 2,605,170
Kodiak Gas Services, Inc. .............. 48,742 1,413,518
Liberty Energy, Inc. , Class A
(b)
........... 79,472 1,517,120
Nabors Industries Ltd.
(a)
............... 22,777 1,468,433
Natural Gas Services Group, Inc.
(a)
........ 17,720 338,629
Noble Corp. plc ..................... 806,956 29,163,390
Oceaneering International, Inc.
(a)
......... 897,660 22,324,804
Seadrill Ltd.
(a)
...................... 181,071 7,195,762
TETRA Technologies, Inc.
(a)(b)
............ 1,111,409 3,445,368
Tidewater, Inc.
(a)(b)
................... 433,662 31,132,595
Valaris Ltd.
(a)(b)
...................... 356,249 19,860,882
258,195,430
Entertainment — 0.5%
(a)
Atlanta Braves Holdings, Inc. , Class A
(b)
..... 91,948 3,875,608
Atlanta Braves Holdings, Inc. , Class C, NVS .. 445,493 17,730,622
Cinemark Holdings, Inc.
(b)
.............. 779,676 21,706,180
Eventbrite, Inc. , Class A
(b)
.............. 608,638 1,661,582
Golden Matrix Group, Inc.
(b)
............. 172,016 400,797
IMAX Corp.
(b)
...................... 379,697 7,787,585
LiveOne, Inc. ...................... 592,548 562,209
Madison Square Garden Entertainment Corp. . 31,634 1,345,394
Reservoir Media, Inc.
(b)
................ 14,370 116,541
Vivid Seats, Inc. , Class A
(b)
............. 674,827 2,496,860
57,683,378
Financial Services — 1.9%
AvidXchange Holdings, Inc.
(a)(b)
........... 1,549,142 12,563,542
Cantaloupe, Inc.
(a)(b)
.................. 488,234 3,612,932
Cass Information Systems, Inc. .......... 104,713 4,343,495
EVERTEC, Inc. ..................... 571,814 19,378,776
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 73,100 13,699,671
Flywire Corp.
(a)
..................... 1,077,173 17,654,865
I3 Verticals, Inc. , Class A
(a)(b)
............ 7,767 165,515

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
International Money Express, Inc.
(a)(b)
....... 280,208 $ 5,181,046
Marqeta, Inc. , Class A
(a)
............... 3,593,693 17,680,969
Mr Cooper Group, Inc.
(a)
............... 213,760 19,704,397
NCR Atleos Corp.
(a)(b)
................. 641,572 18,304,049
NMI Holdings, Inc. , Class A
(a)
............ 53,859 2,218,452
Pagseguro Digital Ltd. , Class A
(a)(b)
........ 870,588 7,495,763
Payoneer Global, Inc.
(a)
................ 1,892,002 14,246,775
Paysign, Inc.
(a)
...................... 306,076 1,123,299
PennyMac Financial Services, Inc. ........ 133,543 15,219,896
Priority Technology Holdings, Inc.
(a)
........ 151,482 1,034,622
Remitly Global, Inc.
(a)(b)
................ 1,306,194 17,489,938
Sezzle, Inc.
(a)(b)
..................... 17,959 3,063,626
StoneCo Ltd. , Class A
(a)
............... 1,322,726 14,893,895
Walker & Dunlop, Inc. ................. 209,528 23,800,285
232,875,808
Food Products — 1.1%
Beyond Meat, Inc.
(a)(b)
................. 537,491 3,644,189
BRC, Inc. , Class A
(a)
.................. 415,923 1,422,457
Calavo Growers, Inc. ................. 22,876 652,652
Cal-Maine Foods, Inc. ................. 22,538 1,686,744
Forafric Global plc
(a)
.................. 24,521 278,068
J & J Snack Foods Corp. ............... 135,846 23,381,813
John B Sanfilippo & Son, Inc. ............ 80,322 7,575,168
Lancaster Colony Corp. ............... 174,362 30,787,098
Lifeway Foods, Inc.
(a)
................. 39,676 1,028,402
Mama's Creations, Inc.
(a)
............... 287,582 2,099,349
Mission Produce, Inc.
(a)(b)
............... 43,580 558,696
Simply Good Foods Co. (The)
(a)(b)
......... 812,346 28,245,270
SunOpta, Inc.
(a)(b)
.................... 818,105 5,219,510
Utz Brands, Inc. , Class A ............... 394,853 6,988,898
Vital Farms, Inc.
(a)(b)
.................. 291,036 10,206,632
Westrock Coffee Co.
(a)(b)
............... 304,768 1,980,992
WK Kellogg Co. ..................... 583,679 9,986,748
135,742,686
Ground Transportation — 0.5%
ArcBest Corp.
(b)
..................... 209,729 22,745,110
Covenant Logistics Group, Inc. , Class A ..... 11,573 611,517
Heartland Express, Inc. ................ 172,857 2,122,684
Marten Transport Ltd. ................. 106,068 1,877,404
PAM Transportation Services, Inc.
(a)
....... 8,144 150,664
Proficient Auto Logistics, Inc.
(a)
........... 35,021 496,598
RXO, Inc.
(a)
........................ 1,203,472 33,697,216
Universal Logistics Holdings, Inc. ......... 21,127 910,785
Werner Enterprises, Inc. ............... 70,699 2,728,274
65,340,252
Health Care Equipment & Supplies — 4.8%
Accuray, Inc.
(a)(b)
..................... 785,625 1,414,125
Alphatec Holdings, Inc.
(a)(b)
.............. 922,643 5,129,895
Artivion, Inc.
(a)
...................... 265,417 7,065,401
AtriCure, Inc.
(a)(b)
.................... 277,185 7,772,267
AxoGen, Inc.
(a)
...................... 377,663 5,294,835
Axonics, Inc.
(a)
...................... 453,851 31,588,030
Bioventus, Inc. , Class A
(a)
.............. 117,276 1,401,448
Cerus Corp.
(a)(b)
..................... 1,608,085 2,798,068
CONMED Corp. ..................... 273,862 19,696,155
CVRx, Inc.
(a)(b)
...................... 118,116 1,040,602
Embecta Corp. ..................... 46,216 651,646
Fractyl Health, Inc.
(a)(b)
................. 171,770 434,578
Glaukos Corp.
(a)(b)
.................... 435,251 56,704,500
Haemonetics Corp.
(a)(b)
................ 444,707 35,745,549
Inari Medical, Inc.
(a)
.................. 471,254 19,434,515
Inmode Ltd.
(a)(b)
..................... 88,434 1,498,956
Integer Holdings Corp.
(a)(b)
.............. 208,121 27,055,730
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
iRadimed Corp. ..................... 69,153 $ 3,477,704
iRhythm Technologies, Inc.
(a)(b)
........... 278,313 20,661,957
Lantheus Holdings, Inc.
(a)(b)
............. 611,690 67,132,978
LeMaitre Vascular, Inc. ................ 179,737 16,695,770
LivaNova plc
(a)
...................... 29,583 1,554,291
Merit Medical Systems, Inc.
(a)
............ 508,499 50,254,956
NeuroPace, Inc.
(a)
................... 117,221 817,030
Novocure Ltd.
(a)(b)
.................... 947,986 14,817,021
Orchestra BioMed Holdings, Inc.
(a)(b)
....... 94,635 486,424
Paragon 28, Inc.
(a)(b)
.................. 421,049 2,812,607
PROCEPT BioRobotics Corp.
(a)(b)
......... 377,713 30,262,366
Pulmonx Corp.
(a)
.................... 341,132 2,827,984
Pulse Biosciences, Inc.
(a)(b)
.............. 162,051 2,842,375
RxSight, Inc.
(a)(b)
..................... 319,410 15,788,436
Sanara Medtech, Inc.
(a)(b)
............... 35,685 1,079,114
Semler Scientific, Inc.
(a)(b)
............... 40,042 942,989
SI-BONE, Inc.
(a)(b)
.................... 292,643 4,091,149
Sight Sciences, Inc.
(a)(b)
................ 305,495 1,924,618
STAAR Surgical Co.
(a)(b)
................ 439,767 16,337,344
Stereotaxis, Inc.
(a)(b)
.................. 445,268 908,347
Surmodics, Inc.
(a)
.................... 78,652 3,050,125
Tandem Diabetes Care, Inc.
(a)(b)
.......... 573,954 24,341,389
TransMedics Group, Inc.
(a)(b)
............. 285,448 44,815,336
Treace Medical Concepts, Inc.
(a)(b)
......... 433,316 2,513,233
UFP Technologies, Inc.
(a)(b)
.............. 64,575 20,450,903
Zynex, Inc.
(a)(b)
...................... 136,344 1,112,567
576,725,313
Health Care Providers & Services — 4.1%
Accolade, Inc.
(a)(b)
.................... 223,607 860,887
AdaptHealth Corp.
(a)(b)
................. 393,239 4,416,074
Addus HomeCare Corp.
(a)(b)
............. 60,745 8,080,907
agilon health, Inc.
(a)(b)
................. 2,735,210 10,749,375
AirSculpt Technologies, Inc.
(a)(b)
.......... 99,521 504,571
Alignment Healthcare, Inc.
(a)(b)
........... 893,076 10,556,158
AMN Healthcare Services, Inc.
(a)
.......... 337,466 14,305,184
Ardent Health Partners, Inc.
(a)(b)
.......... 67,904 1,248,076
Astrana Health, Inc.
(a)(b)
................ 383,425 22,215,644
Aveanna Healthcare Holdings, Inc.
(a)(b)
...... 305,644 1,589,349
BrightSpring Health Services, Inc.
(a)(b)
...... 473,607 6,952,551
Brookdale Senior Living, Inc.
(a)
........... 1,452,355 9,861,490
Castle Biosciences, Inc.
(a)(b)
............. 75,619 2,156,654
Community Health Systems, Inc.
(a)
........ 599,169 3,636,956
Concentra Group Holdings Parent, Inc.
(a)(b)
... 134,592 3,009,477
CorVel Corp.
(a)(b)
..................... 78,437 25,640,271
DocGo, Inc.
(a)(b)
..................... 163,479 542,750
Enhabit, Inc.
(a)
...................... 38,092 300,927
Ensign Group, Inc. (The)
(b)
.............. 494,227 71,079,727
GeneDx Holdings Corp. , Class A
(a)(b)
....... 14,410 611,560
Guardant Health, Inc.
(a)
................ 1,049,872 24,084,064
HealthEquity, Inc.
(a)(b)
................. 753,153 61,645,573
Hims & Hers Health, Inc. , Class A
(a)
........ 1,688,335 31,099,131
InfuSystem Holdings, Inc.
(a)
............. 171,575 1,149,553
Innovage Holding Corp.
(a)
.............. 61,050 366,300
Joint Corp. (The)
(a)
................... 99,100 1,133,704
LifeStance Health Group, Inc.
(a)(b)
......... 568,579 3,980,053
ModivCare, Inc.
(a)(b)
................... 49,156 701,948
Nano-X Imaging Ltd.
(a)(b)
............... 460,194 2,797,980
National Research Corp. ............... 139,063 3,178,980
NeoGenomics, Inc.
(a)(b)
................ 89,793 1,324,447
Option Care Health, Inc.
(a)
.............. 718,192 22,479,410
Owens & Minor, Inc.
(a)
................. 100,650 1,579,198
PACS Group, Inc.
(a)(b)
................. 350,844 14,023,235
Patterson Cos., Inc. .................. 128,239 2,800,740
Pennant Group, Inc. (The)
(a)
............. 254,225 9,075,832

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Growth ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Performant Financial Corp.
(a)
............ 442,046 $ 1,653,252
PetIQ, Inc. , Class A
(a)(b)
................ 34,816 1,071,288
Privia Health Group, Inc.
(a)(b)
............. 904,457 16,470,162
Progyny, Inc.
(a)(b)
.................... 750,356 12,575,967
RadNet, Inc.
(a)
...................... 589,275 40,889,792
Select Medical Holdings Corp. ........... 658,907 22,976,087
Sonida Senior Living, Inc.
(a)
............. 16,415 438,937
Talkspace, Inc.
(a)
.................... 1,094,567 2,287,645
US Physical Therapy, Inc. .............. 133,780 11,321,801
Viemed Healthcare, Inc.
(a)
.............. 295,429 2,165,495
491,589,162
Health Care REITs — 0.1%
CareTrust REIT, Inc. .................. 107,939 3,330,998
Community Healthcare Trust, Inc. ......... 18,396 333,887
Strawberry Fields REIT, Inc. ............ 52,104 661,200
Universal Health Realty Income Trust ...... 95,910 4,387,882
8,713,967
Health Care Technology — 0.6%
Evolent Health, Inc. , Class A
(a)(b)
.......... 1,023,570 28,946,559
Health Catalyst, Inc.
(a)
................. 43,630 355,148
HealthStream, Inc. ................... 73,872 2,130,468
LifeMD, Inc.
(a)(b)
..................... 194,045 1,016,796
OptimizeRx Corp.
(a)(b)
................. 156,397 1,207,385
Phreesia, Inc.
(a)(b)
.................... 493,368 11,243,857
Schrodinger, Inc.
(a)(b)
.................. 493,269 9,150,140
Simulations Plus, Inc.
(b)
................ 140,645 4,503,453
Teladoc Health, Inc.
(a)(b)
................ 233,598 2,144,430
Waystar Holding Corp.
(a)(b)
.............. 250,473 6,985,692
67,683,928
Hotel & Resort REITs — 0.5%
Ryman Hospitality Properties, Inc. ........ 523,392 56,128,558
Hotels, Restaurants & Leisure — 2.6%
Accel Entertainment, Inc. , Class A
(a)
....... 453,885 5,274,144
BJ's Restaurants, Inc.
(a)
................ 90,329 2,941,112
Bloomin' Brands, Inc. ................. 373,114 6,167,574
Brinker International, Inc.
(a)
............. 355,013 27,169,145
Cheesecake Factory, Inc. (The) .......... 432,202 17,525,791
Cracker Barrel Old Country Store, Inc.
(b)
.... 47,230 2,141,881
Dave & Buster's Entertainment, Inc.
(a)
...... 287,102 9,775,823
Denny's Corp.
(a)(b)
.................... 319,516 2,060,878
Despegar.com Corp.
(a)(b)
............... 74,175 919,770
Dine Brands Global, Inc. ............... 22,240 694,555
Empire Resorts, Inc.
(a)(b)(d)
.............. 25,366 —
Everi Holdings, Inc.
(a)
................. 376,609 4,948,642
First Watch Restaurant Group, Inc.
(a)(b)
...... 269,438 4,203,233
Global Business Travel Group I
(a)(b)
........ 948,221 7,291,820
Hilton Grand Vacations, Inc.
(a)(b)
.......... 653,625 23,739,660
Inspired Entertainment, Inc.
(a)(b)
........... 187,160 1,734,973
International Game Technology plc ........ 137,566 2,930,156
Jack in the Box, Inc. .................. 175,839 8,183,547
Krispy Kreme, Inc. ................... 762,127 8,185,244
Kura Sushi USA, Inc. , Class A
(a)(b)
......... 51,957 4,185,656
Lindblad Expeditions Holdings, Inc.
(a)(b)
..... 225,253 2,083,590
Monarch Casino & Resort, Inc. ........... 114,337 9,063,494
Mondee Holdings, Inc. , Class A
(a)(b)
........ 287,952 400,253
Nathan's Famous, Inc. ................ 20,475 1,656,428
ONE Group Hospitality, Inc. (The)
(a)(b)
...... 179,114 659,140
Papa John's International, Inc. ........... 215,234 11,594,656
PlayAGS, Inc.
(a)
..................... 337,845 3,848,055
Portillo's, Inc. , Class A
(a)(b)
.............. 379,086 5,106,288
Potbelly Corp.
(a)(b)
.................... 243,251 2,028,713
RCI Hospitality Holdings, Inc.
(b)
........... 38,797 1,728,406
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Red Rock Resorts, Inc. , Class A .......... 200,306 $ 10,904,659
Rush Street Interactive, Inc. , Class A
(a)
..... 680,838 7,387,092
Sabre Corp.
(a)(b)
..................... 693,264 2,544,279
Shake Shack, Inc. , Class A
(a)
............ 338,669 34,954,027
Six Flags Entertainment Corp. ........... 612,969 24,708,780
Super Group SGHC Ltd. ............... 1,330,269 4,828,876
Sweetgreen, Inc. , Class A
(a)
............. 876,495 31,071,748
Target Hospitality Corp.
(a)
.............. 291,997 2,271,737
United Parks & Resorts, Inc.
(a)(b)
.......... 293,771 14,864,813
Xponential Fitness, Inc. , Class A
(a)(b)
....... 207,511 2,573,136
314,351,774
Household Durables — 1.5%
Cavco Industries, Inc.
(a)(b)
............... 74,190 31,771,126
Century Communities, Inc. ............. 30,365 3,126,988
Champion Homes, Inc.
(a)
............... 224,458 21,289,841
Cricut, Inc. , Class A .................. 333,147 2,308,709
Dream Finders Homes, Inc. , Class A
(a)(b)
..... 247,503 8,962,084
Green Brick Partners, Inc.
(a)(b)
............ 75,853 6,335,242
Hovnanian Enterprises, Inc. , Class A
(a)
...... 2,671 545,872
Installed Building Products, Inc. .......... 213,506 52,580,123
KB Home ......................... 85,455 7,322,639
Landsea Homes Corp.
(a)(b)
.............. 11,602 143,285
LGI Homes, Inc.
(a)
................... 12,283 1,455,781
Lovesac Co. (The)
(a)(b)
................. 66,741 1,912,130
Sonos, Inc.
(a)
....................... 982,089 12,069,874
TRI Pointe Homes, Inc.
(a)
............... 238,351 10,799,684
United Homes Group, Inc. , Class A
(a)(b)
...... 40,160 246,582
Vizio Holding Corp. , Class A
(a)(b)
.......... 791,766 8,844,026
Worthington Enterprises, Inc. ............ 251,499 10,424,633
180,138,619
Household Products — 0.5%
Central Garden & Pet Co.
(a)(b)
............ 20,661 753,507
Central Garden & Pet Co. , Class A, NVS
(a)
... 72,343 2,271,570
Energizer Holdings, Inc. ............... 637,817 20,257,068
Oil-Dri Corp. of America ............... 9,238 637,329
WD-40 Co. ........................ 121,383 31,302,248
55,221,722
Independent Power and Renewable Electricity Producers — 0.0%
Montauk Renewables, Inc.
(a)(b)
........... 580,413 3,023,952
Insurance — 1.6%
American Coastal Insurance Corp.
(a)
....... 94,431 1,064,237
AMERISAFE, Inc. ................... 75,526 3,650,172
Baldwin Insurance Group, Inc. (The) , Class A
(a)
(b)
............................ 587,500 29,257,500
Bowhead Specialty Holdings, Inc.
(a)
........ 13,347 373,850
Crawford & Co. , Class A, NVS ........... 142,486 1,563,071
F&G Annuities & Life, Inc. .............. 9,152 409,278
Goosehead Insurance, Inc. , Class A
(a)(b)
..... 200,088 17,867,858
HCI Group, Inc. ..................... 73,822 7,903,383
Investors Title Co. ................... 2,164 497,287
Kingsway Financial Services, Inc.
(a)(b)
....... 116,362 963,477
Lemonade, Inc.
(a)(b)
................... 379,358 6,255,613
Mercury General Corp. ................ 30,512 1,921,646
Oscar Health, Inc. , Class A
(a)
............ 1,726,412 36,617,199
Palomar Holdings, Inc.
(a)
............... 217,832 20,622,156
Root, Inc. , Class A
(a)(b)
................. 77,155 2,914,916
Selective Insurance Group, Inc. .......... 461,852 43,090,792
SiriusPoint Ltd.
(a)
.................... 68,668 984,699
Skyward Specialty Insurance Group, Inc.
(a)
... 77,970 3,175,718
Tiptree, Inc. ....................... 53,093 1,039,030
Trupanion, Inc.
(a)(b)
................... 293,211 12,308,998

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Universal Insurance Holdings, Inc. ........ 41,471 $ 918,997
193,399,877
Interactive Media & Services — 0.7%
Bumble, Inc. , Class A
(a)(b)
............... 75,684 482,864
Cargurus, Inc. , Class A
(a)
............... 786,892 23,630,367
EverQuote, Inc. , Class A
(a)
.............. 220,949 4,659,815
fuboTV, Inc.
(a)(b)
..................... 199,129 282,763
Getty Images Holdings, Inc. , Class A
(a)(b)
.... 876,431 3,339,202
Grindr, Inc.
(a)(b)
...................... 220,699 2,632,939
MediaAlpha, Inc. , Class A
(a)
............. 265,201 4,802,790
QuinStreet, Inc.
(a)
.................... 467,141 8,936,407
Shutterstock, Inc. .................... 176,297 6,235,625
System1, Inc. , Class A
(a)
............... 277,811 311,148
Webtoon Entertainment, Inc.
(a)(b)
.......... 58,620 670,613
Yelp, Inc.
(a)(b)
....................... 581,342 20,393,477
ZipRecruiter, Inc. , Class A
(a)(b)
............ 632,317 6,007,012
82,385,022
IT Services — 1.1%
Applied Digital Corp.
(a)(b)
............... 726,777 5,995,910
ASGN, Inc.
(a)(b)
...................... 90,262 8,415,126
Backblaze, Inc. , Class A
(a)
.............. 356,273 2,276,585
BigBear.ai Holdings, Inc.
(a)(b)
............. 681,887 995,555
BigCommerce Holdings, Inc.
(a)(b)
.......... 629,937 3,685,131
Core Scientific, Inc.
(a)(b)
................ 1,249,177 14,815,239
Couchbase, Inc.
(a)
................... 342,010 5,513,201
DigitalOcean Holdings, Inc.
(a)(b)
........... 584,848 23,622,011
Fastly, Inc. , Class A
(a)(b)
................ 917,536 6,945,748
Grid Dynamics Holdings, Inc. , Class A
(a)
..... 387,128 5,419,792
Hackett Group, Inc. (The) .............. 200,743 5,273,519
Perficient, Inc.
(a)
..................... 307,197 23,187,230
Squarespace, Inc. , Class A
(a)
............ 540,933 25,115,519
Tucows, Inc. , Class A
(a)(b)
............... 73,134 1,527,769
132,788,335
Leisure Products — 0.3%
Acushnet Holdings Corp.
(b)
............. 257,931 16,443,101
Marine Products Corp. ................ 41,218 399,402
Peloton Interactive, Inc. , Class A
(a)(b)
....... 2,803,844 13,121,990
Smith & Wesson Brands, Inc. ............ 35,246 457,493
Sturm Ruger & Co., Inc. ............... 39,892 1,662,699
32,084,685
Life Sciences Tools & Services — 0.2%
Akoya Biosciences, Inc.
(a)(b)
............. 212,840 578,925
BioLife Solutions, Inc.
(a)(b)
............... 284,852 7,132,694
ChromaDex Corp.
(a)(b)
................. 422,388 1,541,716
Codexis, Inc.
(a)
...................... 93,616 288,337
Conduit Pharmaceuticals, Inc.
(a)(b)
......... 103,477 12,262
CryoPort, Inc.
(a)(b)
.................... 314,756 2,552,671
Harvard Bioscience, Inc.
(a)
.............. 125,940 338,779
Maravai LifeSciences Holdings, Inc. , Class A
(a)(b)
973,016 8,085,763
Mesa Laboratories, Inc. ............... 15,258 1,981,404
OmniAb, Inc.
(a)(b)
.................... 92,157 389,824
OmniAb, Inc., 12.50 Earnout Shares
(a)(d)
..... 5,861 —
OmniAb, Inc., 15.00 Earnout Shares
(a)(d)
..... 5,861 —
Quanterix Corp.
(a)(b)
.................. 41,610 539,266
Standard BioTools, Inc.
(a)(b)
.............. 603,896 1,165,519
24,607,160
Machinery — 5.0%
374Water, Inc.
(a)(b)
................... 600,958 817,303
Alamo Group, Inc. ................... 90,973 16,386,966
Albany International Corp. , Class A ........ 67,386 5,987,246
Atmus Filtration Technologies, Inc. ........ 741,857 27,841,893
Blue Bird Corp.
(a)(b)
................... 285,807 13,707,304
Security
Shares
Shares Value
Machinery (continued)
Chart Industries, Inc.
(a)(b)
............... 382,600 $ 47,495,964
Douglas Dynamics, Inc. ............... 168,608 4,650,209
Energy Recovery, Inc.
(a)(b)
.............. 504,183 8,767,742
Enerpac Tool Group Corp. , Class A ........ 482,819 20,225,288
Enpro, Inc.
(b)
....................... 20,187 3,273,928
ESCO Technologies, Inc. .............. 112,567 14,518,892
Federal Signal Corp. ................. 535,610 50,058,111
Franklin Electric Co., Inc. .............. 404,918 42,443,505
Gorman-Rupp Co. (The) ............... 184,323 7,179,381
Graham Corp.
(a)
..................... 92,481 2,736,513
Helios Technologies, Inc. ............... 200,540 9,565,758
Hillenbrand, Inc. .................... 207,985 5,781,983
Hillman Solutions Corp.
(a)
.............. 289,102 3,052,917
Hyster-Yale, Inc. , Class A .............. 60,501 3,858,149
John Bean Technologies Corp.
(b)
.......... 18,165 1,789,434
Kadant, Inc.
(b)
...................... 104,062 35,172,956
Lindsay Corp. ...................... 47,773 5,954,427
Mayville Engineering Co., Inc.
(a)
.......... 10,414 219,527
Miller Industries, Inc. ................. 5,263 321,043
Mueller Industries, Inc. ................ 919,065 68,102,716
Mueller Water Products, Inc. , Class A ...... 1,376,639 29,873,066
Omega Flex, Inc. .................... 30,242 1,509,681
REV Group, Inc. .................... 356,867 10,013,688
Shyft Group, Inc. (The) ................ 16,831 211,229
SPX Technologies, Inc.
(a)(b)
.............. 400,773 63,907,262
Standex International Corp. ............. 78,955 14,431,395
Taylor Devices, Inc.
(a)(b)
................ 20,117 1,004,241
Tennant Co. ....................... 74,212 7,127,320
Trinity Industries, Inc. ................. 666,132 23,208,039
Watts Water Technologies, Inc. , Class A ..... 243,963 50,546,694
601,741,770
Marine Transportation — 0.0%
Costamare, Inc. ..................... 27,087 425,808
Himalaya Shipping Ltd. ................ 245,540 2,126,376
2,552,184
Media — 0.4%
Boston Omaha Corp. , Class A
(a)(b)
......... 13,044 193,964
Cardlytics, Inc.
(a)(b)
................... 358,779 1,148,093
Clear Channel Outdoor Holdings, Inc.
(a)(b)
.... 379,099 606,558
Entravision Communications Corp. , Class A .. 113,605 235,162
Gambling.com Group Ltd.
(a)
............. 143,585 1,438,722
Ibotta, Inc. , Class A
(a)(b)
................ 67,426 4,154,116
Innovid Corp.
(a)(b)
.................... 107,356 193,241
Integral Ad Science Holding Corp.
(a)
....... 77,433 837,051
John Wiley & Sons, Inc. , Class A ......... 169,325 8,169,931
Magnite, Inc.
(a)(b)
..................... 996,238 13,797,896
PubMatic, Inc. , Class A
(a)
............... 374,573 5,569,901
Sinclair, Inc. , Class A ................. 288,570 4,415,121
Stagwell, Inc. , Class A
(a)(b)
.............. 132,520 930,290
TechTarget, Inc.
(a)(b)
.................. 230,575 5,637,559
Thryv Holdings, Inc.
(a)(b)
................ 278,347 4,795,919
Townsquare Media, Inc. , Class A ......... 116,803 1,186,718
53,310,242
Metals & Mining — 1.3%
Alpha Metallurgical Resources, Inc. ....... 97,712 23,077,620
Carpenter Technology Corp. ............ 423,334 67,555,640
Century Aluminum Co.
(a)(b)
.............. 463,830 7,527,961
Constellium SE , Class A
(a)
.............. 1,151,422 18,722,122
Contango ORE, Inc.
(a)
................. 37,645 725,043
Critical Metals Corp.
(a)(b)
................ 59,899 445,648
Dakota Gold Corp.
(a)
.................. 361,785 853,812
Ivanhoe Electric, Inc.
(a)(b)
............... 743,404 6,289,198
Kaiser Aluminum Corp. ................ 134,359 9,743,715

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Growth ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Materion Corp. ..................... 172,143 $ 19,255,916
Metals Acquisition Ltd. , Class A
(a)(b)
........ 130,766 1,811,109
Perpetua Resources Corp.
(a)
............ 341,289 3,191,052
Piedmont Lithium, Inc.
(a)(b)
.............. 51,819 462,744
Ramaco Resources, Inc. , Class A ......... 236,144 2,762,885
Ramaco Resources, Inc. , Class B ......... 44,548 479,336
162,903,801
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AG Mortgage Investment Trust, Inc. ....... 31,195 234,274
Angel Oak Mortgage REIT, Inc. .......... 37,916 395,464
KKR Real Estate Finance Trust, Inc. ....... 136,343 1,683,836
2,313,574
Office REITs — 0.0%
Postal Realty Trust, Inc. , Class A ......... 59,723 874,345
Oil, Gas & Consumable Fuels — 1.3%
Berry Corp. ........................ 224,509 1,153,976
Centrus Energy Corp. , Class A
(a)(b)
........ 88,451 4,851,537
Crescent Energy, Inc. , Class A ........... 332,345 3,639,178
CVR Energy, Inc. .................... 278,858 6,422,100
Delek US Holdings, Inc. ............... 155,932 2,923,725
Diversified Energy Co. plc
(c)
............. 28,749 327,164
Dorian LPG Ltd. ..................... 159,713 5,497,321
Empire Petroleum Corp.
(a)(b)
............. 123,227 646,942
Encore Energy Corp.
(a)
................ 1,160,968 4,690,311
Evolution Petroleum Corp. .............. 96,207 510,859
FLEX LNG Ltd. ..................... 159,238 4,051,015
Gulfport Energy Corp.
(a)(b)
.............. 58,884 8,912,093
Kinetik Holdings, Inc. , Class A ........... 38,716 1,752,286
Kosmos Energy Ltd.
(a)
................. 4,134,597 16,662,426
Magnolia Oil & Gas Corp. , Class A ........ 1,427,938 34,870,246
NextDecade Corp.
(a)(b)
................. 1,026,252 4,833,647
Northern Oil & Gas, Inc. ............... 51,099 1,809,416
REX American Resources Corp.
(a)(b)
....... 27,095 1,254,228
Riley Exploration Permian, Inc. ........... 15,211 402,939
Sable Offshore Corp. , Class A
(a)(b)
......... 446,230 10,544,415
SFL Corp. Ltd. ...................... 213,010 2,464,526
SM Energy Co. ..................... 172,862 6,909,294
Uranium Energy Corp.
(a)(b)
.............. 3,535,882 21,957,827
Ur-Energy, Inc.
(a)(b)
................... 2,741,149 3,261,967
VAALCO Energy, Inc. ................. 86,096 494,191
Verde Clean Fuels, Inc. , Class A
(a)
........ 25,566 102,008
W&T Offshore, Inc. ................... 806,948 1,734,938
World Kinect Corp. ................... 53,405 1,650,749
154,331,324
Paper & Forest Products — 0.0%
Sylvamo Corp. ..................... 68,032 5,840,547
Passenger Airlines — 0.2%
(a)(b)
Frontier Group Holdings, Inc. ............ 388,557 2,078,780
Joby Aviation, Inc. , Class A ............. 3,587,973 18,047,504
Sun Country Airlines Holdings, Inc. ........ 166,609 1,867,687
Wheels Up Experience, Inc. , Class A ....... 807,238 1,953,516
23,947,487
Personal Care Products — 0.2%
Beauty Health Co. (The) , Class A
(a)(b)
....... 606,131 872,828
Herbalife Ltd.
(a)(b)
.................... 598,020 4,299,764
Honest Co., Inc. (The)
(a)
............... 288,702 1,030,666
Inter Parfums, Inc. ................... 162,703 21,066,784
Nature's Sunshine Products, Inc.
(a)
........ 19,556 266,353
Veru, Inc.
(a)(b)
....................... 879,010 675,959
28,212,354
Security
Shares
Shares Value
Pharmaceuticals — 2.4%
Alto Neuroscience, Inc.
(a)
............... 115,291 $ 1,318,929
Alumis, Inc.
(a)(b)
..................... 64,935 693,506
Amneal Pharmaceuticals, Inc. , Class A
(a)
.... 1,185,608 9,864,259
Amphastar Pharmaceuticals, Inc.
(a)(b)
....... 341,665 16,581,002
ANI Pharmaceuticals, Inc.
(a)
............. 115,962 6,918,293
Aquestive Therapeutics, Inc.
(a)(b)
.......... 184,963 921,116
Arvinas, Inc.
(a)(b)
..................... 572,211 14,093,557
Avadel Pharmaceuticals plc , ADR
(a)(b)
...... 817,531 10,721,919
Axsome Therapeutics, Inc.
(a)(b)
........... 324,799 29,189,686
Biote Corp. , Class A
(a)
................. 221,095 1,233,710
Cassava Sciences, Inc.
(a)(b)
............. 359,439 10,578,290
Collegium Pharmaceutical, Inc.
(a)(b)
........ 288,104 11,132,339
Contineum Therapeutics, Inc. , Class A
(a)(b)
... 27,815 532,379
Corcept Therapeutics, Inc.
(a)(b)
........... 719,579 33,302,116
CorMedix, Inc.
(a)(b)
................... 448,509 3,623,953
Edgewise Therapeutics, Inc.
(a)
........... 646,350 17,251,081
Enliven Therapeutics, Inc.
(a)(b)
............ 296,067 7,561,551
Esperion Therapeutics, Inc.
(a)(b)
........... 459,238 757,743
Evolus, Inc.
(a)
...................... 493,679 7,997,600
EyePoint Pharmaceuticals, Inc.
(a)(b)
........ 206,330 1,648,577
Fulcrum Therapeutics, Inc.
(a)(b)
........... 237,907 849,328
Harmony Biosciences Holdings, Inc.
(a)(b)
..... 268,368 10,734,720
Harrow, Inc.
(a)(b)
..................... 272,089 12,233,121
Innoviva, Inc.
(a)(b)
.................... 36,712 708,909
Liquidia Corp.
(a)(b)
.................... 515,278 5,152,780
Longboard Pharmaceuticals, Inc.
(a)(b)
....... 287,989 9,598,673
Lyra Therapeutics, Inc.
(a)(b)
.............. 410,803 105,576
MediWound Ltd.
(a)
................... 70,316 1,269,907
Mind Medicine MindMed, Inc.
(a)(b)
......... 642,288 3,654,619
Neumora Therapeutics, Inc.
(a)(b)
.......... 748,335 9,885,505
Ocular Therapeutix, Inc.
(a)(b)
............. 1,385,934 12,057,626
Omeros Corp.
(a)(b)
.................... 175,204 695,560
Pacira BioSciences, Inc.
(a)(b)
............. 29,902 450,025
Phathom Pharmaceuticals, Inc.
(a)(b)
........ 68,048 1,230,308
Phibro Animal Health Corp. , Class A ....... 39,274 884,450
Rapport Therapeutics, Inc.
(a)(b)
........... 45,075 923,136
Revance Therapeutics, Inc.
(a)(b)
........... 925,172 4,801,643
Scilex Holding Co., (Acquired 01/06/23, cost
$809,658)
(a)(b)(e)
................... 77,257 68,992
scPharmaceuticals, Inc.
(a)
.............. 265,861 1,212,326
SIGA Technologies, Inc. ............... 291,641 1,968,577
Supernus Pharmaceuticals, Inc.
(a)(b)
........ 30,344 946,126
Tarsus Pharmaceuticals, Inc.
(a)(b)
.......... 328,979 10,820,119
Telomir Pharmaceuticals, Inc.
(a)(b)
......... 28,789 184,825
Terns Pharmaceuticals, Inc.
(a)
............ 31,489 262,618
Trevi Therapeutics, Inc.
(a)(b)
............. 300,094 1,002,314
Verrica Pharmaceuticals, Inc.
(a)(b)
......... 113,284 164,262
WaVe Life Sciences Ltd.
(a)(b)
............. 590,505 4,842,141
Xeris Biopharma Holdings, Inc.
(a)
......... 1,241,560 3,538,446
Zevra Therapeutics, Inc.
(a)(b)
............. 192,389 1,335,180
287,503,418
Professional Services — 3.6%
Barrett Business Services, Inc. ........... 206,115 7,731,374
CBIZ, Inc.
(a)
........................ 424,454 28,561,510
CRA International, Inc. ................ 58,802 10,309,167
CSG Systems International, Inc. .......... 265,680 12,925,332
DLH Holdings Corp.
(a)
................. 26,764 250,511
ExlService Holdings, Inc.
(a)
............. 1,397,850 53,327,977
Exponent, Inc. ...................... 448,972 51,757,492
First Advantage Corp.
(a)
................ 267,963 5,319,066
FiscalNote Holdings, Inc. , Class A
(a)(b)
...... 513,432 657,193
Franklin Covey Co.
(a)(b)
................ 101,123 4,159,189
HireQuest, Inc. ..................... 46,520 658,723
Huron Consulting Group, Inc.
(a)
........... 154,834 16,830,456

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
ICF International, Inc. ................. 165,991 $ 27,685,639
Innodata, Inc.
(a)(b)
.................... 242,607 4,068,519
Insperity, Inc. ....................... 319,090 28,079,920
Kforce, Inc. ........................ 164,812 10,127,697
Legalzoom.com, Inc.
(a)
................ 1,227,741 7,796,155
Maximus, Inc. ...................... 543,670 50,648,297
NV5 Global, Inc.
(a)
................... 22,464 2,099,935
Spire Global, Inc. , Class A
(a)(b)
........... 204,088 2,038,839
Sterling Check Corp.
(a)(b)
............... 175,683 2,937,420
TriNet Group, Inc. ................... 283,207 27,462,583
Upwork, Inc.
(a)
...................... 1,109,493 11,594,202
Verra Mobility Corp. , Class A
(a)
........... 1,483,099 41,244,983
WNS Holdings Ltd.
(a)(b)
................ 402,926 21,238,229
429,510,408
Real Estate Management & Development — 0.6%
Compass, Inc. , Class A
(a)
............... 3,382,324 20,666,000
DigitalBridge Group, Inc. , Class A
(b)
........ 379,087 5,356,499
eXp World Holdings, Inc. ............... 730,031 10,286,137
Forestar Group, Inc.
(a)
................. 19,396 627,848
Maui Land & Pineapple Co., Inc.
(a)(b)
....... 64,862 1,456,152
Opendoor Technologies, Inc.
(a)(b)
.......... 270,190 540,380
Real Brokerage, Inc. (The)
(a)(b)
........... 865,437 4,803,175
Redfin Corp.
(a)(b)
..................... 1,045,149 13,095,717
St. Joe Co. (The) .................... 320,187 18,670,104
75,502,012
Residential REITs — 0.1%
Apartment Investment & Management Co. ,
Class A
(a)
....................... 597,434 5,400,803
Clipper Realty, Inc. ................... 91,044 518,951
UMH Properties, Inc. ................. 82,814 1,628,952
7,548,706
Retail REITs — 0.3%
Alexander's, Inc. .................... 19,341 4,687,485
CBL & Associates Properties, Inc. ......... 134,950 3,400,740
NETSTREIT Corp. ................... 130,547 2,157,942
Phillips Edison & Co., Inc. .............. 166,146 6,265,366
Saul Centers, Inc. ................... 83,784 3,515,576
Tanger, Inc. ........................ 372,488 12,359,152
32,386,261
Semiconductors & Semiconductor Equipment — 3.4%
ACM Research, Inc. , Class A
(a)(b)
.......... 311,067 6,314,660
Aehr Test Systems
(a)(b)
................. 240,732 3,093,406
Ambarella, Inc.
(a)
.................... 176,840 9,974,660
Axcelis Technologies, Inc.
(a)(b)
............ 289,474 30,351,349
CEVA, Inc.
(a)(b)
...................... 175,784 4,245,184
Credo Technology Group Holding Ltd.
(a)(b)
.... 1,142,394 35,185,735
Diodes, Inc.
(a)(b)
..................... 42,613 2,731,067
Everspin Technologies, Inc.
(a)(b)
........... 145,471 858,279
FormFactor, Inc.
(a)(b)
.................. 686,025 31,557,150
GCT Semiconductor Holding, Inc.
(a)(b)
...... 64,434 215,854
Ichor Holdings Ltd.
(a)
.................. 91,441 2,908,738
Impinj, Inc.
(a)(b)
...................... 203,490 44,059,655
indie Semiconductor, Inc. , Class A
(a)(b)
...... 458,400 1,829,016
Kulicke & Soffa Industries, Inc. ........... 484,730 21,875,865
MaxLinear, Inc.
(a)
.................... 671,774 9,727,288
Navitas Semiconductor Corp.
(a)(b)
......... 152,722 374,169
NVE Corp. ........................ 42,405 3,386,887
PDF Solutions, Inc.
(a)
................. 278,313 8,816,956
Photronics, Inc.
(a)
.................... 185,290 4,587,780
Power Integrations, Inc. ............... 503,541 32,287,049
QuickLogic Corp.
(a)(b)
.................. 105,450 808,802
Rambus, Inc.
(a)
..................... 964,695 40,729,423
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Semtech Corp.
(a)(b)
................... 574,481 $ 26,230,802
Silicon Laboratories, Inc.
(a)(b)
............. 286,643 33,127,332
SiTime Corp.
(a)(b)
.................... 163,818 28,096,425
SkyWater Technology, Inc.
(a)(b)
........... 240,809 2,186,546
Synaptics, Inc.
(a)(b)
................... 25,216 1,956,257
Ultra Clean Holdings, Inc.
(a)
............. 392,438 15,670,049
Veeco Instruments, Inc.
(a)
.............. 416,188 13,788,308
416,974,691
Software — 10.7%
8x8, Inc.
(a)(b)
........................ 1,120,168 2,285,143
A10 Networks, Inc. ................... 625,423 9,031,108
ACI Worldwide, Inc.
(a)
................. 940,842 47,888,858
Adeia, Inc. ........................ 813,659 9,690,679
Agilysys, Inc.
(a)
..................... 199,975 21,791,276
Airship AI Holdings, Inc.
(a)(b)
............. 78,383 180,281
Alarm.com Holdings, Inc.
(a)
............. 426,632 23,323,971
Alkami Technology, Inc.
(a)(b)
............. 398,873 12,580,454
Altair Engineering, Inc. , Class A
(a)(b)
........ 509,952 48,705,516
Amplitude, Inc. , Class A
(a)(b)
............. 686,368 6,156,721
Appian Corp. , Class A
(a)(b)
.............. 360,868 12,320,033
Arteris, Inc.
(a)(b)
...................... 261,143 2,016,024
Asana, Inc. , Class A
(a)(b)
................ 730,857 8,470,633
AudioEye, Inc.
(a)(b)
................... 62,961 1,438,659
Aurora Innovation, Inc. , Class A
(a)(b)
........ 4,500,079 26,640,468
AvePoint, Inc. , Class A
(a)(b)
.............. 1,135,610 13,366,130
Blackbaud, Inc.
(a)(b)
................... 368,385 31,194,842
BlackLine, Inc.
(a)(b)
................... 512,723 28,271,546
Blend Labs, Inc. , Class A
(a)(b)
............ 2,064,317 7,741,189
Box, Inc. , Class A
(a)
.................. 1,250,852 40,940,386
Braze, Inc. , Class A
(a)
................. 587,759 19,008,126
C3.ai, Inc. , Class A
(a)(b)
................ 743,138 18,006,234
Cipher Mining, Inc.
(a)(b)
................. 1,039,467 4,022,737
Cleanspark, Inc.
(a)(b)
.................. 2,035,521 19,011,766
Clear Secure, Inc. , Class A ............. 778,930 25,813,740
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 1,352,863 34,159,791
CommVault Systems, Inc.
(a)
............. 362,490 55,769,086
CS Disco, Inc.
(a)(b)
.................... 163,625 962,115
Daily Journal Corp.
(a)(b)
................ 8,775 4,300,627
Dave, Inc. , Class A
(a)(b)
................ 70,136 2,802,635
Digimarc Corp.
(a)(b)
................... 129,010 3,467,789
Domo, Inc. , Class B
(a)(b)
................ 302,423 2,271,197
D-Wave Quantum, Inc.
(a)(b)
.............. 436,223 428,764
eGain Corp.
(a)
...................... 179,367 914,772
Enfusion, Inc. , Class A
(a)(b)
.............. 429,261 4,073,687
Envestnet, Inc.
(a)
.................... 421,233 26,377,610
EverCommerce, Inc.
(a)
................ 128,864 1,335,031
Freshworks, Inc. , Class A
(a)
............. 1,843,817 21,167,019
iLearningEngines Holdings, Inc.
(a)(b)
........ 269,059 449,329
Instructure Holdings, Inc.
(a)(b)
............ 106,970 2,519,143
Intapp, Inc.
(a)
....................... 348,156 16,652,301
InterDigital, Inc. ..................... 224,490 31,794,519
Jamf Holding Corp.
(a)(b)
................ 728,712 12,643,153
Kaltura, Inc.
(a)
...................... 941,335 1,280,216
Life360, Inc.
(a)
...................... 42,864 1,686,698
LiveRamp Holdings, Inc.
(a)(b)
............. 583,574 14,460,964
MARA Holdings, Inc.
(a)(b)
............... 1,993,936 32,341,642
Matterport, Inc. , Class A
(a)(b)
............. 2,367,398 10,653,291
Meridianlink, Inc.
(a)(b)
.................. 144,502 2,972,406
Mitek Systems, Inc.
(a)(b)
................ 414,647 3,594,989
N-able, Inc.
(a)
....................... 634,051 8,280,706
NCR Voyix Corp.
(a)(b)
.................. 1,171,594 15,898,531
NextNav, Inc.
(a)(b)
.................... 668,113 5,004,166
Olo, Inc. , Class A
(a)
................... 445,618 2,210,265
OneSpan, Inc.
(a)
..................... 310,938 5,183,336

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Growth ETF
32
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Ooma, Inc.
(a)(b)
...................... 28,316 $ 322,519
PagerDuty, Inc.
(a)(b)
................... 818,196 15,177,536
Porch Group, Inc.
(a)(b)
................. 682,841 1,048,161
PowerSchool Holdings, Inc. , Class A
(a)(b)
.... 471,160 10,747,160
Prairie Operating Co.
(a)
................ 34,867 305,435
Progress Software Corp. ............... 376,398 25,357,933
PROS Holdings, Inc.
(a)
................ 411,203 7,615,480
Q2 Holdings, Inc.
(a)(b)
.................. 526,371 41,988,615
Qualys, Inc.
(a)
...................... 330,475 42,452,818
Rapid7, Inc.
(a)(b)
..................... 551,098 21,983,299
Red Violet, Inc.
(a)
.................... 98,618 2,805,682
Rekor Systems, Inc.
(a)(b)
................ 562,876 664,194
ReposiTrak, Inc.
(b)
................... 108,151 1,997,549
Rimini Street, Inc.
(a)
.................. 78,723 145,638
Riot Platforms, Inc.
(a)(b)
................ 325,581 2,415,811
Sapiens International Corp. NV .......... 272,610 10,160,175
SEMrush Holdings, Inc. , Class A
(a)
........ 318,158 4,998,262
Silvaco Group, Inc.
(a)
................. 44,898 642,041
SoundHound AI, Inc. , Class A
(a)(b)
......... 2,604,996 12,139,281
SoundThinking, Inc.
(a)(b)
................ 83,096 963,083
Sprinklr, Inc. , Class A
(a)(b)
............... 1,126,818 8,710,303
Sprout Social, Inc. , Class A
(a)(b)
........... 440,632 12,809,172
SPS Commerce, Inc.
(a)
................ 331,135 64,296,483
Tenable Holdings, Inc.
(a)
............... 1,054,371 42,723,113
Terawulf, Inc.
(a)(b)
.................... 1,938,406 9,071,740
Varonis Systems, Inc.
(a)(b)
............... 983,590 55,572,835
Vertex, Inc. , Class A
(a)(b)
................ 485,290 18,688,518
Viant Technology, Inc. , Class A
(a)
.......... 142,342 1,575,726
Weave Communications, Inc.
(a)
.......... 352,207 4,508,250
WM Technology, Inc. , Class A
(a)
.......... 671,120 583,874
Workiva, Inc. , Class A
(a)(b)
.............. 451,599 35,730,513
Yext, Inc.
(a)
........................ 922,024 6,380,406
Zeta Global Holdings Corp. , Class A
(a)
...... 1,588,764 47,392,830
Zuora, Inc. , Class A
(a)
................. 1,238,000 10,671,560
1,288,198,293
Specialized REITs — 0.1%
Outfront Media, Inc. .................. 521,746 9,589,692
Specialty Retail — 2.0%
1-800-Flowers.com, Inc. , Class A
(a)
........ 48,634 385,668
Abercrombie & Fitch Co. , Class A
(a)
........ 446,823 62,510,538
Academy Sports & Outdoors, Inc.
(b)
........ 164,411 9,595,026
American Eagle Outfitters, Inc. ........... 1,288,132 28,841,275
Arhaus, Inc. , Class A ................. 389,950 4,800,285
Arko Corp. ........................ 70,784 496,904
Boot Barn Holdings, Inc.
(a)
.............. 263,661 44,105,212
Buckle, Inc. (The) ................... 275,518 12,114,526
Build-A-Bear Workshop, Inc. ............ 113,814 3,911,787
Caleres, Inc.
(b)
...................... 92,035 3,041,757
Camping World Holdings, Inc. , Class A ..... 380,698 9,220,506
EVgo, Inc. , Class A
(a)(b)
................ 125,734 520,539
Genesco, Inc.
(a)
..................... 25,271 686,613
GrowGeneration Corp.
(a)(b)
.............. 48,744 103,825
J Jill, Inc. ......................... 41,860 1,032,686
Leslie's, Inc.
(a)(b)
..................... 968,807 3,061,430
National Vision Holdings, Inc.
(a)
.......... 37,152 405,328
RealReal, Inc. (The)
(a)(b)
................ 612,253 1,922,474
Revolve Group, Inc. , Class A
(a)(b)
.......... 341,045 8,451,095
Sonic Automotive, Inc. , Class A .......... 36,523 2,135,865
ThredUp, Inc. , Class A
(a)
............... 116,611 98,186
Tile Shop Holdings, Inc.
(a)
.............. 89,127 587,347
Torrid Holdings, Inc.
(a)
................. 98,132 385,659
Upbound Group, Inc. ................. 473,829 15,157,790
Urban Outfitters, Inc.
(a)
................ 158,474 6,071,139
Security
Shares
Shares Value
Specialty Retail (continued)
Victoria's Secret & Co.
(a)(b)
.............. 163,595 $ 4,204,391
Warby Parker, Inc. , Class A
(a)(b)
........... 772,233 12,610,565
236,458,416
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure, Inc. , Class A
(b)
........... 188,017 2,635,998
Corsair Gaming, Inc.
(a)(b)
............... 87,261 607,337
CPI Card Group, Inc.
(a)
................ 45,531 1,267,128
IonQ, Inc.
(a)(b)
....................... 1,770,871 15,477,412
Turtle Beach Corp.
(a)(b)
................. 89,781 1,377,241
21,365,116
Textiles, Apparel & Luxury Goods — 1.0%
Figs, Inc. , Class A
(a)
.................. 68,865 471,037
Hanesbrands, Inc.
(a)(b)
................. 3,141,859 23,092,664
Kontoor Brands, Inc. .................. 496,184 40,577,927
Oxford Industries, Inc. ................ 91,852 7,969,079
Rocky Brands, Inc. ................... 22,823 727,141
Steven Madden Ltd. .................. 645,010 31,599,040
Superior Group of Cos., Inc. ............ 18,224 282,290
Wolverine World Wide, Inc. ............. 702,974 12,245,807
116,964,985
Tobacco — 0.1%
Ispire Technology, Inc.
(a)(b)
.............. 172,435 1,069,959
Turning Point Brands, Inc. .............. 128,324 5,537,181
Vector Group Ltd. ................... 195,586 2,918,143
9,525,283
Trading Companies & Distributors — 3.3%
Alta Equipment Group, Inc. , Class A ....... 232,181 1,564,900
Applied Industrial Technologies, Inc. ....... 343,025 76,539,168
Beacon Roofing Supply, Inc.
(a)
........... 529,515 45,765,982
Boise Cascade Co. .................. 169,146 23,846,203
Custom Truck One Source, Inc.
(a)
......... 288,433 995,094
Distribution Solutions Group, Inc.
(a)(b)
....... 79,931 3,078,143
DXP Enterprises, Inc.
(a)(b)
............... 8,774 468,181
EVI Industries, Inc. ................... 37,393 722,807
FTAI Aviation Ltd. .................... 904,252 120,175,091
Global Industrial Co. .................. 119,861 4,071,678
GMS, Inc.
(a)
........................ 320,111 28,992,453
H&E Equipment Services, Inc. ........... 263,294 12,817,152
Herc Holdings, Inc. ................... 251,126 40,037,018
Hudson Technologies, Inc.
(a)(b)
........... 48,951 408,251
Karat Packaging, Inc. ................. 60,770 1,573,335
McGrath RentCorp ................... 215,854 22,725,109
Transcat, Inc.
(a)(b)
.................... 79,895 9,648,919
Xometry, Inc. , Class A
(a)(b)
.............. 375,340 6,894,996
400,324,480
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a)(b)
...... 95,605 1,055,479
Water Utilities — 0.2%
American States Water Co. ............. 187,851 15,646,110
Cadiz, Inc.
(a)(b)
...................... 379,799 1,150,791
California Water Service Group .......... 136,592 7,406,018
Consolidated Water Co. Ltd. ............ 32,049 807,955
Global Water Resources, Inc. ............ 104,320 1,313,389
Middlesex Water Co. ................. 20,724 1,352,034
York Water Co. (The) ................. 18,377 688,402
28,364,699

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a)(b)
...................... 237,657 $ 1,706,377
Total Common Stocks — 99.8%
(Cost: $11,051,760,009) ............................ 12,035,397,711
Rights
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I, CVR ............ 105,692 50,732
Contra Chinook Therape, CVR .......... 137,855 115,798
Inhibrx, Inc., CVR ................... 193,298 216,494
Oncternal Therapeutics, Inc., CVR
(b)
....... 6,020 6,171
389,195
Oil, Gas & Consumable Fuels — 0.0%
Empire Petroleum Corp. (Expires 10/16/24,
Strike Price USD 5.05)
(a)
............. 123,227 1,540
Total Rights — 0.0%
(Cost: $191,265) ................................. 390,735
Warrants
Health Care Equipment & Supplies — 0.0%
(a)(b)
Pulse Biosciences, Inc. (1 Share for 1 Warrant,
Expires 06/26/29, Strike Price USD 11.00) . 3,797 12,416
Pulse Biosciences, Inc. (1 Share for 1 Warrant,
Expires 06/27/29) ................. 3,797 12,416
Total Warrants — 0.0%
(Cost: $—) ..................................... 24,832
Total Long-Term Investments — 99.8%
(Cost: $11,051,951,274) ............................ 12,035,813,278
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 15.9%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.05%
(h)
.................. 1,896,032,723 $ 1,897,549,549
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.88% ................... 23,123,469 23,123,469
Total Short-Term Securities — 15.9%
(Cost: $1,919,098,748) ............................ 1,920,673,018
Total Investments — 115.7%
(Cost: $12,971,050,022 ) ............................ 13,956,486,296
Liabilities in Excess of Other Assets — (15.7)% ............ (1,892,766,257)
Net Assets — 100.0% ...............................
$ 12,063,720,039
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $68,992, representing less than 0.05% of its net assets as of period end, and an original cost of $809,658.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
fro m Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,749,782,858 $ 147,212,056
(a)
$ — $ (19,367) $ 574,002 $ 1,897,549,549 1,896,032,723 $ 9,659,092
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 48,768,473 — (25,645,004)
(a)
— — 23,123,469 23,123,469 676,631 —
$ (19,367) $ 574,002 $ 1,920,673,018 $ 10,335,723 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Growth ETF
34
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 318 12/20/24 $ 35,762 $ 879,173
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 879,173 $ — $ — $ — $ 879,173
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (163,738) $ — $ — $ — $ (163,738)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (214,325) $ — $ — $ — $ (214,325)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 17,881,140

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
35
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,035,328,719 $ 68,992 $ — $ 12,035,397,711
Rights ................................................ — 1,540 389,195 390,735
Warrants .............................................. — 24,832 — 24,832
Short-Term Securities
Money Market Funds ...................................... 1,920,673,018 — — 1,920,673,018
$ 13,956,001,737 $ 95,364 $ 389,195 $ 13,956,486,296
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 879,173 $ — $ — $ 879,173
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
Russell 2000 Value ETF
36
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.8%
AAR Corp.
(a)
....................... 260,343 $ 17,016,019
AerSale Corp.
(a)(b)
.................... 314,345 1,587,442
Archer Aviation, Inc. , Class A
(a)(b)
.......... 134,125 406,399
Astronics Corp.
(a)
.................... 268,830 5,236,808
Ducommun, Inc.
(a)
................... 126,962 8,357,909
Intuitive Machines, Inc. , Class A
(a)(b)
........ 253,304 2,039,097
Kratos Defense & Security Solutions, Inc.
(a)(b)
. 779,045 18,151,749
Mercury Systems, Inc.
(a)(b)
.............. 517,956 19,164,372
National Presto Industries, Inc. ........... 46,481 3,492,582
Park Aerospace Corp. ................. 89,723 1,169,091
Redwire Corp.
(a)(b)
.................... 153,478 1,054,394
Terran Orbital Corp.
(a)(b)
................ 1,336,753 335,792
Triumph Group, Inc.
(a)(b)
................ 690,618 8,902,066
V2X, Inc.
(a)
........................ 116,527 6,509,198
Virgin Galactic Holdings, Inc.
(a)(b)
.......... 165,692 1,010,721
94,433,639
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.
(a)(b)
...... 488,219 7,904,266
Forward Air Corp. ................... 235,986 8,353,904
Hub Group, Inc. , Class A ............... 580,651 26,390,588
Radiant Logistics, Inc.
(a)
............... 316,617 2,035,847
44,684,605
Automobile Components — 0.9%
Adient plc
(a)(b)
....................... 856,097 19,322,109
American Axle & Manufacturing Holdings, Inc.
(a)
1,104,160 6,823,709
Cooper-Standard Holdings, Inc.
(a)
......... 158,893 2,203,846
Dana, Inc. ......................... 1,240,293 13,097,494
Fox Factory Holding Corp.
(a)(b)
........... 399,338 16,572,527
Goodyear Tire & Rubber Co. (The)
(a)
....... 2,699,215 23,888,053
Holley, Inc.
(a)
....................... 244,924 722,526
Luminar Technologies, Inc. , Class A
(a)(b)
..... 412,452 371,083
Phinia, Inc. ........................ 411,524 18,942,450
Solid Power, Inc. , Class A
(a)(b)
............ 1,480,290 1,998,391
Standard Motor Products, Inc. ........... 195,737 6,498,468
Stoneridge, Inc.
(a)
.................... 250,706 2,805,400
113,246,056
Automobiles — 0.1%
Canoo, Inc. , Class A
(a)(b)
............... 550,401 541,319
Winnebago Industries, Inc. ............. 268,227 15,586,671
16,127,990
Banks — 18.6%
1st Source Corp. .................... 181,926 10,893,729
ACNB Corp. ....................... 80,500 3,515,435
Amalgamated Financial Corp. ........... 176,981 5,551,894
Amerant Bancorp, Inc. , Class A .......... 281,418 6,013,903
Ameris Bancorp ..................... 615,074 38,374,467
Ames National Corp. ................. 87,818 1,600,922
Arrow Financial Corp. ................. 162,615 4,660,546
Associated Banc-Corp. ................ 1,442,056 31,061,886
Atlantic Union Bankshares Corp. ......... 823,904 31,036,464
Axos Financial, Inc.
(a)
................. 461,777 29,036,538
Banc of California, Inc. ................ 1,315,653 19,379,569
BancFirst Corp. ..................... 167,544 17,634,006
Bancorp, Inc. (The)
(a)(b)
................ 22,531 1,205,408
Bank First Corp. .................... 91,011 8,254,698
Bank of Hawaii Corp. ................. 358,628 22,511,080
Bank of Marin Bancorp ................ 152,687 3,067,482
Bank of NT Butterfield & Son Ltd. (The) ..... 448,777 16,550,896
Bank7 Corp. ....................... 38,892 1,457,283
BankUnited, Inc. .................... 689,318 25,118,748
Bankwell Financial Group, Inc. ........... 63,511 1,902,154
Security
Shares
Shares Value
Banks (continued)
Banner Corp. ...................... 314,851 $ 18,752,526
Bar Harbor Bankshares ............... 153,386 4,730,424
BayCom Corp. ..................... 108,330 2,569,588
BCB Bancorp, Inc. ................... 148,765 1,835,760
Berkshire Hills Bancorp, Inc. ............ 385,135 10,371,686
Blue Foundry Bancorp
(a)(b)
.............. 208,581 2,137,955
Bridgewater Bancshares, Inc.
(a)(b)
......... 202,121 2,864,055
Brookline Bancorp, Inc. ................ 824,878 8,323,019
Burke & Herbert Financial Services Corp. ... 128,466 7,835,141
Business First Bancshares, Inc. .......... 228,619 5,868,650
Byline Bancorp, Inc. .................. 310,499 8,312,058
Cadence Bank ..................... 1,592,456 50,719,724
California Bancorp
(a)(b)
................. 224,509 3,320,488
Camden National Corp. ............... 141,358 5,840,913
Capital Bancorp, Inc. ................. 95,393 2,452,554
Capital City Bank Group, Inc. ............ 132,132 4,662,938
Capitol Federal Financial, Inc. ........... 1,158,955 6,768,297
Carter Bankshares, Inc.
(a)
.............. 219,394 3,815,262
Cathay General Bancorp ............... 621,558 26,695,916
Central Pacific Financial Corp. ........... 237,117 6,997,323
Chemung Financial Corp. .............. 32,487 1,560,026
ChoiceOne Financial Services, Inc. ........ 79,559 2,459,169
Citizens & Northern Corp. .............. 143,502 2,825,554
Citizens Financial Services, Inc. .......... 38,933 2,287,314
City Holding Co. .................... 126,402 14,838,331
Civista Bancshares, Inc. ............... 146,339 2,607,761
CNB Financial Corp. .................. 201,724 4,853,479
Coastal Financial Corp.
(a)
.............. 10,713 578,395
Colony Bankcorp, Inc. ................ 168,989 2,622,709
Columbia Financial, Inc.
(a)(b)
............. 250,211 4,271,102
Community Financial System, Inc. ........ 485,680 28,203,438
Community Trust Bancorp, Inc. .......... 148,892 7,393,977
Community West Bancshares
(b)
.......... 162,746 3,134,488
ConnectOne Bancorp, Inc. ............. 345,379 8,651,744
CrossFirst Bankshares, Inc.
(a)
............ 443,779 7,406,671
Customers Bancorp, Inc.
(a)(b)
............ 280,886 13,047,155
CVB Financial Corp. .................. 1,234,644 22,001,356
Dime Community Bancshares, Inc. ........ 329,813 9,498,614
Eagle Bancorp, Inc. .................. 275,801 6,227,587
Eastern Bankshares, Inc. .............. 1,834,258 30,063,489
Enterprise Bancorp, Inc. ............... 95,934 3,066,051
Enterprise Financial Services Corp. ....... 353,981 18,145,066
Equity Bancshares, Inc. , Class A ......... 143,304 5,858,268
Esquire Financial Holdings, Inc. .......... 9,677 631,037
ESSA Bancorp, Inc. .................. 85,321 1,639,870
Farmers & Merchants Bancorp, Inc. ....... 123,892 3,425,614
Farmers National Banc Corp. ............ 358,738 5,424,119
FB Financial Corp. ................... 345,690 16,223,232
Fidelity D&D Bancorp, Inc. .............. 44,134 2,177,572
Financial Institutions, Inc. .............. 153,702 3,914,790
First Bancorp ...................... 1,714,779 43,903,135
First Bancorp, Inc. (The) ............... 99,056 2,607,154
First Bancshares, Inc. (The) ............. 288,386 9,265,842
First Bank ......................... 211,045 3,207,884
First Busey Corp. .................... 518,676 13,495,950
First Business Financial Services, Inc. ...... 75,535 3,443,641
First Commonwealth Financial Corp. ....... 945,152 16,209,357
First Community Bankshares, Inc. ........ 167,159 7,212,911
First Financial Bancorp ................ 882,366 22,262,094
First Financial Corp. .................. 111,354 4,882,873
First Financial Northwest, Inc.
(b)
.......... 66,755 1,503,323
First Foundation, Inc. ................. 427,040 2,664,730
First Internet Bancorp ................. 47,212 1,617,483
First Interstate BancSystem, Inc. , Class A ... 760,086 23,319,438
First Merchants Corp. ................. 566,821 21,085,741

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Value ETF
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Mid Bancshares, Inc. .............. 220,307 $ 8,572,145
First of Long Island Corp. (The) .......... 197,275 2,538,929
First Western Financial, Inc.
(a)
........... 56,972 1,139,440
Five Star Bancorp ................... 159,465 4,740,894
Flushing Financial Corp. ............... 259,690 3,786,280
FS Bancorp, Inc. .................... 64,528 2,870,851
Fulton Financial Corp. ................. 1,618,965 29,351,835
FVCBankcorp, Inc.
(a)(b)
................ 157,444 2,054,644
German American Bancorp, Inc. .......... 273,574 10,600,992
Glacier Bancorp, Inc. ................. 1,081,865 49,441,230
Great Southern Bancorp, Inc. ............ 81,118 4,648,873
Guaranty Bancshares, Inc. ............. 80,330 2,761,745
Hancock Whitney Corp. ............... 825,504 42,241,040
Hanmi Financial Corp. ................ 269,582 5,014,225
HarborOne Bancorp, Inc. .............. 366,969 4,763,258
HBT Financial, Inc. ................... 131,888 2,885,709
Heartland Financial USA, Inc. ........... 405,253 22,977,845
Heritage Commerce Corp. .............. 573,847 5,669,608
Heritage Financial Corp. ............... 320,694 6,981,508
Hilltop Holdings, Inc. .................. 452,748 14,560,376
Hingham Institution for Savings (The)
(b)
..... 15,142 3,684,200
Home Bancorp, Inc. .................. 69,951 3,118,416
Home BancShares, Inc. ............... 1,802,840 48,838,936
HomeStreet, Inc. .................... 178,137 2,807,439
HomeTrust Bancshares, Inc. ............ 149,812 5,105,593
Hope Bancorp, Inc. .................. 1,082,565 13,597,016
Horizon Bancorp, Inc. ................. 426,571 6,633,179
Independent Bank Corp. ............... 589,441 29,709,118
Independent Bank Group, Inc. ........... 343,457 19,803,731
International Bancshares Corp. .......... 519,079 31,035,733
Investar Holding Corp. ................ 94,355 1,830,487
John Marshall Bancorp, Inc. ............ 119,267 2,359,101
Kearny Financial Corp. ................ 518,647 3,563,105
Lakeland Financial Corp. ............... 218,607 14,235,688
LCNB Corp. ....................... 119,511 1,801,031
LINKBANCORP, Inc. ................. 198,053 1,269,520
Live Oak Bancshares, Inc. .............. 44,131 2,090,485
Mercantile Bank Corp. ................ 153,109 6,693,925
Metrocity Bankshares, Inc. ............. 171,492 5,251,085
Metropolitan Bank Holding Corp.
(a)
........ 101,366 5,329,824
Mid Penn Bancorp, Inc. ................ 147,080 4,387,396
Middlefield Banc Corp. ................ 70,483 2,029,910
Midland States Bancorp, Inc. ............ 195,483 4,374,910
MidWestOne Financial Group, Inc. ........ 147,297 4,202,383
MVB Financial Corp. ................. 110,163 2,132,756
National Bank Holdings Corp. , Class A ..... 341,527 14,378,287
National Bankshares, Inc. .............. 58,049 1,735,665
NB Bancorp, Inc.
(a)(b)
.................. 378,113 7,017,777
NBT Bancorp, Inc. ................... 430,107 19,023,633
New York Community Bancorp, Inc.
(b)
...... 2,413,000 27,097,990
Nicolet Bankshares, Inc. ............... 97,841 9,356,535
Northeast Bank ..................... 65,502 5,052,169
Northeast Community Bancorp, Inc. ....... 121,437 3,212,009
Northfield Bancorp, Inc. ............... 367,608 4,264,253
Northrim Bancorp, Inc. ................ 56,350 4,013,247
Northwest Bancshares, Inc. ............. 1,190,712 15,931,727
Norwood Financial Corp. ............... 71,342 1,967,612
Oak Valley Bancorp .................. 65,839 1,749,342
OceanFirst Financial Corp. ............. 550,148 10,227,251
OFG Bancorp ...................... 428,147 19,232,363
Old National Bancorp ................. 3,005,405 56,080,857
Old Second Bancorp, Inc. .............. 404,661 6,308,665
Orange County Bancorp, Inc. ............ 49,681 2,996,758
Origin Bancorp, Inc. .................. 279,317 8,982,835
Orrstown Financial Services, Inc. ......... 178,218 6,408,719
Security
Shares
Shares Value
Banks (continued)
Pacific Premier Bancorp, Inc. ............ 895,395 $ 22,528,138
Park National Corp. .................. 138,500 23,265,230
Parke Bancorp, Inc. .................. 109,136 2,280,942
Pathward Financial, Inc. ............... 169,350 11,178,793
PCB Bancorp ...................... 110,603 2,078,230
Peapack-Gladstone Financial Corp. ....... 160,885 4,409,858
Peoples Bancorp of North Carolina, Inc. .... 42,801 1,086,717
Peoples Bancorp, Inc. ................ 325,687 9,799,922
Peoples Financial Services Corp. ......... 66,757 3,129,568
Pioneer Bancorp, Inc.
(a)
................ 115,043 1,262,022
Plumas Bancorp .................... 51,980 2,119,744
Ponce Financial Group, Inc.
(a)
........... 186,283 2,177,648
Preferred Bank ..................... 91,874 7,372,888
Premier Financial Corp. ............... 339,922 7,981,369
Primis Financial Corp. ................. 207,727 2,530,115
Princeton Bancorp, Inc. ................ 50,337 1,861,462
Provident Bancorp, Inc.
(a)
.............. 146,655 1,582,407
Provident Financial Services, Inc. ......... 1,115,242 20,698,892
QCR Holdings, Inc. .................. 158,340 11,721,910
RBB Bancorp ...................... 174,301 4,012,409
Red River Bancshares, Inc. ............. 46,207 2,402,764
Renasant Corp. ..................... 527,843 17,154,897
Republic Bancorp, Inc. , Class A .......... 83,198 5,432,829
S&T Bancorp, Inc. ................... 355,885 14,936,493
Sandy Spring Bancorp, Inc. ............. 420,577 13,193,500
Seacoast Banking Corp. of Florida ........ 789,361 21,036,471
ServisFirst Bancshares, Inc.
(b)
........... 344,288 27,697,970
Shore Bancshares, Inc. ................ 263,268 3,683,119
Sierra Bancorp ..................... 127,407 3,679,514
Simmons First National Corp. , Class A ..... 1,159,805 24,982,200
SmartFinancial, Inc. .................. 157,699 4,595,349
South Plains Financial, Inc. ............. 116,080 3,937,434
Southern First Bancshares, Inc.
(a)
......... 76,295 2,600,134
Southern Missouri Bancorp, Inc. .......... 90,723 5,124,942
Southern States Bancshares, Inc. ......... 79,802 2,452,315
Southside Bancshares, Inc. ............. 272,793 9,119,470
SouthState Corp. .................... 723,740 70,333,054
Stellar Bancorp, Inc. .................. 463,837 12,008,740
Sterling Bancorp, Inc.
(a)
................ 214,856 977,595
Stock Yards Bancorp, Inc.
(b)
............. 244,499 15,156,493
Texas Capital Bancshares, Inc.
(a)
......... 441,213 31,529,081
Third Coast Bancshares, Inc.
(a)
........... 105,275 2,818,212
Timberland Bancorp, Inc. .............. 73,937 2,237,334
Tompkins Financial Corp. .............. 120,420 6,959,072
Towne Bank ....................... 681,393 22,526,853
TriCo Bancshares ................... 306,992 13,093,209
Triumph Financial, Inc.
(a)(b)
.............. 20,502 1,630,729
TrustCo Bank Corp. .................. 168,755 5,580,728
Trustmark Corp. .................... 566,621 18,029,880
UMB Financial Corp. ................. 429,572 45,152,313
United Bankshares, Inc. ............... 1,259,515 46,728,006
United Community Banks, Inc. ........... 1,099,184 31,964,271
Unity Bancorp, Inc. ................... 71,457 2,433,825
Univest Financial Corp. ................ 280,505 7,893,411
USCB Financial Holdings, Inc. , Class A ..... 85,607 1,305,507
Valley National Bancorp ............... 4,091,603 37,069,923
Veritex Holdings, Inc. ................. 490,420 12,907,854
Virginia National Bankshares Corp. ........ 45,911 1,912,193
WaFd, Inc. ........................ 645,663 22,501,356
Washington Trust Bancorp, Inc. .......... 161,923 5,215,540
WesBanco, Inc. ..................... 551,934 16,436,594
West BanCorp, Inc. .................. 159,123 3,024,928
Westamerica Bancorp ................ 239,993 11,860,454

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Value ETF
38
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
WSFS Financial Corp. ................ 550,191 $ 28,054,239
2,336,394,066
Beverages — 0.3%
Duckhorn Portfolio, Inc. (The)
(a)(b)
......... 484,438 2,814,585
Primo Water Corp. ................... 1,312,761 33,147,215
35,961,800
Biotechnology — 4.3%
2seventy bio, Inc.
(a)(b)
................. 482,800 2,278,816
4D Molecular Therapeutics, Inc.
(a)(b)
........ 167,055 1,805,865
89bio, Inc.
(a)(b)
...................... 795,141 5,884,043
Absci Corp.
(a)(b)
..................... 209,592 800,641
ACELYRIN, Inc.
(a)
.................... 675,212 3,328,795
Achieve Life Sciences, Inc.
(a)
............ 122,371 580,039
Acrivon Therapeutics, Inc.
(a)(b)
............ 115,254 806,778
Acumen Pharmaceuticals, Inc.
(a)
.......... 385,315 955,581
ADC Therapeutics SA
(a)(b)
.............. 302,900 954,135
Adverum Biotechnologies, Inc.
(a)(b)
......... 192,359 1,350,360
Agenus, Inc.
(a)(b)
..................... 166,229 910,935
Agios Pharmaceuticals, Inc.
(a)(b)
.......... 534,282 23,738,149
Akebia Therapeutics, Inc.
(a)(b)
............ 1,772,801 2,340,097
Akero Therapeutics, Inc.
(a)
.............. 534,509 15,335,063
Aldeyra Therapeutics, Inc.
(a)(b)
............ 414,759 2,235,551
Allogene Therapeutics, Inc.
(a)(b)
........... 1,211,743 3,392,880
Altimmune, Inc.
(a)(b)
................... 310,898 1,908,914
Anavex Life Sciences Corp.
(a)(b)
.......... 522,729 2,969,101
Anika Therapeutics, Inc.
(a)(b)
............. 101,404 2,504,679
Annexon, Inc.
(a)
..................... 908,348 5,377,420
Applied Therapeutics, Inc.
(a)(b)
............ 357,378 3,037,713
Arbutus Biopharma Corp.
(a)
............. 80,705 310,714
Arcturus Therapeutics Holdings, Inc.
(a)(b)
..... 25,430 590,230
ArriVent Biopharma, Inc.
(a)(b)
............. 104,340 2,451,990
Artiva Biotherapeutics, Inc.
(a)(b)
........... 53,097 820,349
Astria Therapeutics, Inc.
(a)(b)
............. 66,656 733,883
Atossa Therapeutics, Inc.
(a)(b)
............ 1,063,813 1,616,996
Aura Biosciences, Inc.
(a)(b)
.............. 434,412 3,870,611
Aurinia Pharmaceuticals, Inc.
(a)
........... 341,115 2,500,373
Avid Bioservices, Inc.
(a)(b)
............... 34,636 394,158
Beam Therapeutics, Inc.
(a)(b)
............. 723,112 17,716,244
Black Diamond Therapeutics, Inc.
(a)
....... 116,508 506,810
Bluebird Bio, Inc.
(a)(b)
.................. 1,838,497 955,099
Boundless Bio, Inc.
(a)(b)
................ 28,047 97,323
Bridgebio Pharma, Inc.
(a)(b)
.............. 498,743 12,697,997
C4 Therapeutics, Inc.
(a)(b)
............... 554,856 3,162,679
Cabaletta Bio, Inc.
(a)(b)
................. 315,441 1,488,882
Capricor Therapeutics, Inc.
(a)(b)
........... 39,778 605,023
Cardiff Oncology, Inc.
(a)(b)
............... 234,131 625,130
CareDx, Inc.
(a)(b)
..................... 376,330 11,750,904
Cargo Therapeutics, Inc.
(a)(b)
............. 291,405 5,376,422
Caribou Biosciences, Inc.
(a)(b)
............ 806,070 1,579,897
Celcuity, Inc.
(a)
...................... 22 328
Celldex Therapeutics, Inc.
(a)(b)
............ 113,114 3,844,745
Century Therapeutics, Inc.
(a)
............ 417,666 714,209
CG oncology, Inc.
(a)(b)
................. 176,937 6,675,833
Cibus, Inc.
(a)(b)
...................... 139,835 455,862
Cogent Biosciences, Inc.
(a)
.............. 65,134 703,447
Coherus Biosciences, Inc.
(a)(b)
............ 762,927 793,444
Compass Therapeutics, Inc.
(a)
........... 938,146 1,726,189
Corbus Pharmaceuticals Holdings, Inc.
(a)(b)
... 38,141 786,849
Cullinan Therapeutics, Inc.
(a)(b)
........... 56,159 940,102
Cytokinetics, Inc.
(a)
................... 980,285 51,759,048
Day One Biopharmaceuticals, Inc.
(a)(b)
...... 52,952 737,621
Denali Therapeutics, Inc.
(a)(b)
............ 503,654 14,671,441
Design Therapeutics, Inc.
(a)
............. 292,015 1,571,041
Security
Shares
Shares Value
Biotechnology (continued)
Dianthus Therapeutics, Inc.
(a)(b)
........... 206,945 $ 5,666,154
Disc Medicine, Inc.
(a)
.................. 167,083 8,210,459
Dynavax Technologies Corp.
(a)
........... 246,437 2,745,308
Editas Medicine, Inc.
(a)
................ 783,445 2,671,547
Elevation Oncology, Inc.
(a)
.............. 193,183 115,891
Eliem Therapeutics, Inc.
(a)
.............. 257,469 1,310,517
Enanta Pharmaceuticals, Inc.
(a)
.......... 188,129 1,949,016
Entrada Therapeutics, Inc.
(a)(b)
........... 228,549 3,652,213
Erasca, Inc.
(a)(b)
..................... 1,676,332 4,576,386
Fate Therapeutics, Inc.
(a)(b)
.............. 943,853 3,303,486
Fennec Pharmaceuticals, Inc.
(a)
.......... 165,290 826,450
Foghorn Therapeutics, Inc.
(a)(b)
........... 89,716 835,256
Galectin Therapeutics, Inc.
(a)(b)
........... 73,772 202,873
Generation Bio Co.
(a)
................. 466,691 1,152,727
Geron Corp.
(a)(b)
..................... 1,670,274 7,583,044
Gyre Therapeutics, Inc.
(a)(b)
............. 65,701 823,891
Heron Therapeutics, Inc.
(a)(b)
............. 1,001,265 1,992,517
HilleVax, Inc.
(a)
...................... 234,286 412,343
IGM Biosciences, Inc.
(a)(b)
.............. 16 265
ImmunityBio, Inc.
(a)(b)
.................. 301,341 1,120,989
Inhibrx Biosciences, Inc.
(a)(b)
............. 40,681 637,064
Inovio Pharmaceuticals, Inc.
(a)(b)
.......... 258,714 1,495,367
Inozyme Pharma, Inc.
(a)(b)
.............. 483,649 2,529,484
Intellia Therapeutics, Inc.
(a)(b)
............ 911,558 18,732,517
Invivyd, Inc.
(a)(b)
..................... 718,070 732,431
Ironwood Pharmaceuticals, Inc. , Class A
(a)
... 874,280 3,602,034
iTeos Therapeutics, Inc.
(a)
.............. 255,404 2,607,675
Kodiak Sciences, Inc.
(a)
................ 295,583 771,472
Korro Bio, Inc.
(a)(b)
.................... 42,258 1,412,262
Kyverna Therapeutics, Inc.
(a)(b)
........... 61,663 301,532
LENZ Therapeutics, Inc.
(b)
.............. 118,341 2,809,415
Lexeo Therapeutics, Inc.
(a)
.............. 18 163
Lexicon Pharmaceuticals, Inc.
(a)(b)
......... 675,207 1,060,075
Lyell Immunopharma, Inc.
(a)(b)
............ 1,549,859 2,138,805
MacroGenics, Inc.
(a)(b)
................. 100,001 329,003
MannKind Corp.
(a)(b)
.................. 575,809 3,621,839
MeiraGTx Holdings plc
(a)
............... 119,763 499,412
Mersana Therapeutics, Inc.
(a)
............ 519,494 981,844
Metagenomi, Inc.
(a)(b)
.................. 29,523 64,065
MiMedx Group, Inc.
(a)
................. 593,554 3,507,904
Mineralys Therapeutics, Inc.
(a)(b)
.......... 210,650 2,550,972
Monte Rosa Therapeutics, Inc.
(a)(b)
........ 385,183 2,041,470
Myriad Genetics, Inc.
(a)
................ 848,849 23,249,974
Neurogene, Inc.
(a)(b)
.................. 45,856 1,924,118
Nkarta, Inc.
(a)(b)
..................... 492,045 2,224,043
Novavax, Inc.
(a)(b)
.................... 304,046 3,840,101
Nurix Therapeutics, Inc.
(a)(b)
............. 189,322 4,254,065
Olema Pharmaceuticals, Inc.
(a)(b)
.......... 279,250 3,334,245
Organogenesis Holdings, Inc. , Class A
(a)(b)
... 606,704 1,735,173
ORIC Pharmaceuticals, Inc.
(a)(b)
.......... 447,725 4,589,181
Outlook Therapeutics, Inc.
(a)(b)
........... 56,804 303,333
PepGen, Inc.
(a)
..................... 20,225 172,924
Perspective Therapeutics, Inc.
(a)(b)
......... 98,479 1,314,695
Poseida Therapeutics, Inc.
(a)
............ 480,797 1,375,079
Precigen, Inc.
(a)(b)
.................... 1,089,356 1,031,729
Prelude Therapeutics, Inc.
(a)
............. 129,276 267,601
ProKidney Corp. , Class A
(a)(b)
............ 202,441 388,687
Prothena Corp. plc
(a)(b)
................. 165,899 2,775,490
PTC Therapeutics, Inc.
(a)
............... 172,111 6,385,318
Puma Biotechnology, Inc.
(a)
............. 280,394 715,005
Pyxis Oncology, Inc.
(a)(b)
................ 452,557 1,660,884
Q32 Bio, Inc.
(a)(b)
.................... 57,818 2,579,839
RAPT Therapeutics, Inc.
(a)(b)
............. 282,855 568,539
REGENXBIO, Inc.
(a)(b)
................. 433,432 4,546,702
Regulus Therapeutics, Inc.
(a)
............ 436,154 684,762

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Value ETF
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Relay Therapeutics, Inc.
(a)(b)
............. 936,396 $ 6,629,684
Renovaro, Inc.
(a)(b)
................... 163,160 78,855
Replimune Group, Inc.
(a)
............... 575,639 6,309,003
REVOLUTION Medicines, Inc.
(a)
.......... 502,541 22,790,234
Rigel Pharmaceuticals, Inc.
(a)
............ 33,425 540,817
Sage Therapeutics, Inc.
(a)(b)
............. 506,110 3,654,114
Savara, Inc.
(a)(b)
..................... 228,756 969,925
Scholar Rock Holding Corp.
(a)(b)
.......... 71,819 575,270
Shattuck Labs, Inc.
(a)(b)
................ 126,605 441,851
Skye Bioscience, Inc.
(a)(b)
............... 136,637 534,251
Solid Biosciences, Inc.
(a)(b)
.............. 192,715 1,343,224
Spyre Therapeutics, Inc.
(a)(b)
............. 295,508 8,690,890
Summit Therapeutics, Inc.
(a)(b)
............ 45,861 1,004,356
Sutro Biopharma, Inc.
(a)(b)
.............. 770,060 2,664,408
Tenaya Therapeutics, Inc.
(a)(b)
............ 374,520 722,824
Tourmaline Bio, Inc. .................. 217,411 5,589,637
Travere Therapeutics, Inc.
(a)
............. 692,200 9,683,878
TScan Therapeutics, Inc.
(a)(b)
............ 127,207 633,491
UroGen Pharma Ltd.
(a)(b)
............... 81,842 1,039,393
Vanda Pharmaceuticals, Inc.
(a)
........... 531,955 2,494,869
Veracyte, Inc.
(a)
..................... 726,495 24,729,890
Verve Therapeutics, Inc.
(a)(b)
............. 668,871 3,237,336
Vir Biotechnology, Inc.
(a)(b)
.............. 844,671 6,326,586
Viridian Therapeutics, Inc.
(a)(b)
............ 156,889 3,569,225
Voyager Therapeutics, Inc.
(a)
............ 426,220 2,493,387
Werewolf Therapeutics, Inc.
(a)
........... 211,487 448,352
XBiotech, Inc.
(a)(b)
.................... 187,551 1,449,769
Xencor, Inc.
(a)
...................... 300,277 6,038,571
XOMA Royalty Corp.
(a)
................ 29,040 768,979
Zentalis Pharmaceuticals, Inc.
(a)(b)
......... 537,240 1,977,043
Zymeworks, Inc.
(a)(b)
.................. 526,533 6,607,989
543,265,153
Broadline Retail — 0.0%
(a)
1stdibs.com, Inc. .................... 202,193 891,671
Groupon, Inc.
(b)
..................... 109,218 1,068,152
1,959,823
Building Products — 1.2%
American Woodmark Corp.
(a)
............ 138,659 12,957,683
Apogee Enterprises, Inc. ............... 141,741 9,923,996
AZZ, Inc. ......................... 49,710 4,106,543
Caesarstone Ltd.
(a)
................... 178,138 812,309
Gibraltar Industries, Inc.
(a)
.............. 151,106 10,566,843
Insteel Industries, Inc. ................. 94,613 2,941,518
JELD-WEN Holding, Inc.
(a)
.............. 534,526 8,450,856
Masterbrand, Inc.
(a)
.................. 1,198,194 22,214,517
Quanex Building Products Corp. .......... 415,449 11,528,710
Resideo Technologies, Inc.
(a)
............ 1,386,158 27,917,222
UFP Industries, Inc. .................. 249,227 32,701,075
Zurn Elkay Water Solutions Corp. ......... 67,679 2,432,383
146,553,655
Capital Markets — 0.5%
AlTi Global, Inc. , Class A
(a)(b)
............ 333,010 1,245,457
BGC Group, Inc. , Class A .............. 2,862,943 26,281,817
Diamond Hill Investment Group, Inc. ....... 3,602 582,119
Donnelley Financial Solutions, Inc.
(a)(b)
...... 88,770 5,843,729
Forge Global Holdings, Inc.
(a)(b)
........... 1,112,614 1,457,524
GCM Grosvenor, Inc. , Class A ........... 71,960 814,587
MarketWise, Inc. , Class A .............. 406,785 271,855
P10, Inc. , Class A ................... 100,608 1,077,512
Silvercrest Asset Management Group, Inc. ,
Class A ........................ 84,532 1,457,332
StoneX Group, Inc.
(a)
................. 239,673 19,624,425
Security
Shares
Shares Value
Capital Markets (continued)
Virtus Investment Partners, Inc. .......... 12,774 $ 2,675,514
61,331,871
Chemicals — 2.0%
AdvanSix, Inc. ...................... 240,806 7,315,686
American Vanguard Corp. .............. 232,740 1,233,522
Arcadium Lithium plc
(a)(b)
............... 10,262,448 29,247,977
Arq, Inc.
(a)(b)
........................ 205,522 1,206,414
Aspen Aerogels, Inc.
(a)(b)
............... 428,808 11,873,694
Avient Corp. ....................... 858,703 43,209,935
Core Molding Technologies, Inc.
(a)
......... 70,383 1,211,291
Ecovyst, Inc.
(a)(b)
..................... 1,095,771 7,506,031
HB Fuller Co. ...................... 370,507 29,410,846
Innospec, Inc. ...................... 34,123 3,858,970
Intrepid Potash, Inc.
(a)
................. 103,538 2,484,912
Koppers Holdings, Inc. ................ 192,938 7,048,025
Kronos Worldwide, Inc. ................ 210,767 2,624,049
LSB Industries, Inc.
(a)
................. 502,578 4,040,727
Mativ Holdings, Inc. .................. 507,401 8,620,743
Minerals Technologies, Inc. ............. 304,586 23,523,177
Perimeter Solutions SA
(a)
............... 1,267,926 17,053,605
PureCycle Technologies, Inc.
(a)(b)
.......... 946,005 8,987,048
Rayonier Advanced Materials, Inc.
(a)
....... 607,654 5,201,518
Sensient Technologies Corp. ............ 20,084 1,611,139
Stepan Co. ........................ 180,553 13,947,719
Tronox Holdings plc .................. 1,133,835 16,588,006
Valhi, Inc. ......................... 25,290 843,927
248,648,961
Commercial Services & Supplies — 1.9%
ABM Industries, Inc. .................. 601,799 31,750,915
ACCO Brands Corp. .................. 881,414 4,821,335
Aris Water Solutions, Inc. , Class A ........ 238,469 4,022,972
Bridger Aerospace Group Holdings, Inc.
(a)
... 91,534 203,205
BrightView Holdings, Inc.
(a)
............. 558,969 8,798,172
Cimpress plc
(a)(b)
.................... 53,585 4,389,683
CoreCivic, Inc.
(a)
.................... 1,051,121 13,296,681
Deluxe Corp. ....................... 419,951 8,184,845
Ennis, Inc. ........................ 229,015 5,569,645
Enviri Corp.
(a)
...................... 761,007 7,868,812
GEO Group, Inc. (The)
(a)
............... 1,180,896 15,174,514
Healthcare Services Group, Inc.
(a)
......... 697,219 7,787,936
HNI Corp. ......................... 237,115 12,766,272
Interface, Inc. ...................... 498,592 9,458,290
Matthews International Corp. , Class A ...... 278,405 6,458,996
MillerKnoll, Inc. ..................... 663,126 16,419,000
NL Industries, Inc. ................... 73,526 546,298
OPENLANE, Inc.
(a)
................... 1,022,707 17,263,294
Pitney Bowes, Inc. ................... 652,856 4,654,863
Quad/Graphics, Inc. , Class A ............ 136,193 618,316
Steelcase, Inc. , Class A ............... 888,313 11,983,342
UniFirst Corp. ...................... 142,830 28,373,180
Virco Mfg. Corp.
(b)
................... 100,137 1,382,892
VSE Corp.
(b)
....................... 127,301 10,531,612
232,325,070
Communications Equipment — 0.9%
(a)
ADTRAN Holdings, Inc. ............... 750,365 4,449,665
Applied Optoelectronics, Inc.
(b)
........... 351,791 5,034,129
Aviat Networks, Inc. .................. 112,798 2,439,821
Calix, Inc. ......................... 146,675 5,689,523
Clearfield, Inc.
(b)
..................... 115,936 4,516,867
CommScope Holding Co., Inc. ........... 2,010,284 12,282,835
Digi International, Inc.
(b)
................ 338,574 9,320,942
Extreme Networks, Inc. ................ 552,641 8,306,194
NETGEAR, Inc. ..................... 267,022 5,356,461

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Value ETF
40
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
NetScout Systems, Inc. ................ 658,053 $ 14,312,653
Ribbon Communications, Inc. ........... 868,340 2,822,105
Viasat, Inc.
(b)
....................... 1,169,056 13,958,529
Viavi Solutions, Inc. .................. 2,084,720 18,804,174
107,293,898
Construction & Engineering — 0.7%
Ameresco, Inc. , Class A
(a)(b)
............. 203,752 7,730,351
Arcosa, Inc. ....................... 458,248 43,423,580
Concrete Pumping Holdings, Inc.
(a)
........ 222,716 1,289,526
Fluor Corp.
(a)(b)
...................... 136,339 6,504,734
Granite Construction, Inc. .............. 74,992 5,945,366
Great Lakes Dredge & Dock Corp.
(a)
....... 616,038 6,486,880
Matrix Service Co.
(a)(b)
................. 249,046 2,871,500
Northwest Pipe Co.
(a)
................. 74,900 3,380,237
Orion Group Holdings, Inc.
(a)(b)
........... 258,560 1,491,891
Primoris Services Corp. ............... 43,023 2,498,776
Southland Holdings, Inc.
(a)(b)
............. 103,998 384,793
Tutor Perini Corp.
(a)(b)
................. 410,259 11,142,634
93,150,268
Construction Materials — 0.4%
Summit Materials, Inc. , Class A
(a)(b)
........ 1,151,474 44,942,030
Consumer Finance — 1.0%
Atlanticus Holdings Corp.
(a)(b)
............ 53,488 1,876,359
Bread Financial Holdings, Inc. ........... 403,728 19,209,378
Consumer Portfolio Services, Inc.
(a)(b)
....... 81,713 766,468
Encore Capital Group, Inc.
(a)(b)
........... 225,275 10,648,749
Enova International, Inc.
(a)
.............. 246,144 20,624,406
Green Dot Corp. , Class A
(a)
............. 419,834 4,916,256
LendingClub Corp.
(a)
.................. 1,058,292 12,096,278
LendingTree, Inc.
(a)
................... 7,801 452,692
Medallion Financial Corp. .............. 175,702 1,430,214
Navient Corp. ...................... 769,559 11,997,425
Nelnet, Inc. , Class A
(b)
................. 136,732 15,489,001
PRA Group, Inc.
(a)
................... 368,838 8,247,218
PROG Holdings, Inc. ................. 329,541 15,979,443
Regional Management Corp. ............ 74,937 2,451,189
World Acceptance Corp.
(a)
.............. 3,326 392,402
126,577,478
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) ................. 275,271 13,802,088
HF Foods Group, Inc.
(a)(b)
............... 359,560 1,283,629
Ingles Markets, Inc. , Class A ............ 135,601 10,115,835
Natural Grocers by Vitamin Cottage, Inc. .... 68,994 2,048,432
PriceSmart, Inc. ..................... 86,489 7,937,960
SpartanNash Co. .................... 319,174 7,152,689
United Natural Foods, Inc.
(a)(b)
........... 556,144 9,354,342
Village Super Market, Inc. , Class A ........ 78,591 2,498,408
Weis Markets, Inc. ................... 154,860 10,674,500
64,867,883
Containers & Packaging — 0.4%
Greif, Inc. , Class A, NVS ............... 239,623 15,014,777
Greif, Inc. , Class B ................... 44,600 3,114,418
O-I Glass, Inc.
(a)
..................... 1,476,731 19,374,711
Pactiv Evergreen, Inc. ................ 336,222 3,869,915
Ranpak Holdings Corp. , Class A
(a)
........ 408,554 2,667,857
TriMas Corp. ....................... 379,658 9,692,669
53,734,347
Security
Shares
Shares Value
Distributors — 0.1%
A-Mark Precious Metals, Inc. ............ 163,899 $ 7,237,780
Weyco Group, Inc. ................... 53,633 1,825,667
9,063,447
Diversified Consumer Services — 0.7%
Adtalem Global Education, Inc.
(a)
......... 289,788 21,873,198
American Public Education, Inc.
(a)
......... 136,427 2,012,298
Carriage Services, Inc. ................ 30,369 997,014
Chegg, Inc.
(a)
....................... 973,111 1,722,406
European Wax Center, Inc. , Class A
(a)(b)
..... 19,188 130,478
Graham Holdings Co. , Class B ........... 30,984 25,460,173
Laureate Education, Inc. ............... 246,131 4,088,236
Lincoln Educational Services Corp.
(a)
....... 256,791 3,066,085
Mister Car Wash, Inc.
(a)
................ 126,978 826,627
Perdoceo Education Corp. .............. 582,441 12,953,488
Strategic Education, Inc. ............... 210,046 19,439,757
92,569,760
Diversified REITs — 1.4%
Alexander & Baldwin, Inc. .............. 707,991 13,593,427
Alpine Income Property Trust, Inc. ........ 119,148 2,168,493
American Assets Trust, Inc. ............. 457,800 12,232,416
Armada Hoffler Properties, Inc. .......... 582,207 6,305,302
Broadstone Net Lease, Inc. ............. 1,794,397 34,003,823
CTO Realty Growth, Inc. ............... 210,799 4,009,397
Empire State Realty Trust, Inc. , Class A ..... 1,289,024 14,282,386
Essential Properties Realty Trust, Inc. ...... 1,668,440 56,977,226
Gladstone Commercial Corp. ............ 327,870 5,324,609
Global Net Lease, Inc. ................ 1,922,595 16,188,250
NexPoint Diversified Real Estate Trust ..... 315,015 1,968,844
One Liberty Properties, Inc. ............. 159,590 4,395,109
171,449,282
Diversified Telecommunication Services — 1.1%
Anterix, Inc.
(a)
...................... 9,847 370,838
AST SpaceMobile, Inc. , Class A
(a)(b)
........ 1,267,855 33,154,408
ATN International, Inc. ................ 100,133 3,238,301
Bandwidth, Inc. , Class A
(a)(b)
............. 29,093 509,418
Consolidated Communications Holdings, Inc.
(a)
724,356 3,361,012
Globalstar, Inc.
(a)(b)
................... 1,090,123 1,351,753
IDT Corp. , Class B ................... 44,682 1,705,512
Liberty Latin America Ltd. , Class A
(a)(b)
...... 295,554 2,831,408
Liberty Latin America Ltd. , Class C, NVS
(a)(b)
.. 1,238,527 11,753,621
Lumen Technologies, Inc.
(a)
............. 9,615,594 68,270,717
Shenandoah Telecommunications Co. ...... 455,054 6,420,812
132,967,800
Electric Utilities — 1.4%
ALLETE, Inc. ...................... 551,177 35,380,052
Genie Energy Ltd. , Class B ............. 70,187 1,140,539
Hawaiian Electric Industries, Inc.
(a)
........ 1,535,299 14,861,694
MGE Energy, Inc. .................... 197,859 18,094,205
Otter Tail Corp. ..................... 218,399 17,070,066
Portland General Electric Co. ............ 961,965 46,078,123
TXNM Energy, Inc. ................... 849,544 37,184,541
169,809,220
Electrical Equipment — 0.8%
Allient, Inc. ........................ 125,266 2,378,802
Blink Charging Co.
(a)(b)
................. 507,474 872,855
Bloom Energy Corp. , Class A
(a)(b)
......... 163,322 1,724,680
ChargePoint Holdings, Inc. , Class A
(a)(b)
..... 1,631,849 2,235,633
Energy Vault Holdings, Inc.
(a)(b)
........... 982,073 942,790
EnerSys .......................... 31,145 3,178,347
Freyr Battery, Inc.
(a)(b)
................. 1,042,770 1,011,591
FuelCell Energy, Inc.
(a)(b)
............... 4,722,987 1,794,735
GrafTech International Ltd.
(a)
............ 236,444 312,106

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Value ETF
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
LSI Industries, Inc. ................... 75,921 $ 1,226,124
NANO Nuclear Energy, Inc.
(a)(b)
........... 33,379 480,992
Net Power, Inc. , Class A
(a)(b)
............. 193,277 1,354,872
NEXTracker, Inc. , Class A
(a)(b)
............ 351,096 13,159,078
Plug Power, Inc.
(a)(b)
.................. 6,503,118 14,697,047
Preformed Line Products Co. ............ 20,474 2,622,310
SES AI Corp. , Class A
(a)(b)
.............. 1,116,543 714,364
SolarMax Technology, Inc.
(a)(b)
........... 29,155 18,412
Stem, Inc.
(a)(b)
...................... 1,435,899 499,980
Sunrun, Inc.
(a)(b)
..................... 2,073,904 37,454,706
Thermon Group Holdings, Inc.
(a)(b)
......... 280,363 8,366,032
TPI Composites, Inc.
(a)(b)
............... 433,646 1,973,089
Ultralife Corp.
(a)
..................... 90,478 817,921
Vicor Corp.
(a)(b)
...................... 97,497 4,104,624
101,941,090
Electronic Equipment, Instruments & Components — 2.2%
908 Devices, Inc.
(a)
................... 219,884 762,997
Aeva Technologies, Inc.
(a)(b)
............. 223,601 735,647
Bel Fuse, Inc. , Class A
(b)
............... 16,690 1,659,487
Bel Fuse, Inc. , Class B, NVS ............ 98,786 7,755,689
Belden, Inc. ....................... 178,719 20,933,356
Benchmark Electronics, Inc. ............ 340,840 15,106,029
CTS Corp. ........................ 59,948 2,900,284
Daktronics, Inc.
(a)(b)
................... 299,733 3,869,553
ePlus, Inc.
(a)(b)
...................... 83,131 8,175,103
FARO Technologies, Inc.
(a)
.............. 179,137 3,428,682
Iteris, Inc.
(a)
........................ 23,985 171,253
Itron, Inc.
(a)
........................ 43,331 4,628,184
Kimball Electronics, Inc.
(a)
.............. 229,019 4,239,142
Knowles Corp.
(a)
.................... 836,784 15,087,216
Methode Electronics, Inc. .............. 330,525 3,953,079
MicroVision, Inc.
(a)(b)
.................. 904,231 1,030,823
Mirion Technologies, Inc. , Class A
(a)(b)
...... 1,644,251 18,201,859
Motomova, Inc.
(a)(c)
................... 19,086 —
nLight, Inc.
(a)(b)
...................... 414,451 4,430,481
OSI Systems, Inc.
(a)(b)
................. 8,776 1,332,460
Ouster, Inc. , Class A
(a)(b)
............... 338,450 2,132,235
PAR Technology Corp.
(a)(b)
.............. 20,908 1,088,889
PC Connection, Inc. .................. 112,200 8,463,246
Plexus Corp.
(a)
...................... 180,585 24,687,775
Powerfleet, Inc.
(a)(b)
................... 904,119 4,520,595
Richardson Electronics Ltd. ............. 122,171 1,507,590
Rogers Corp.
(a)
..................... 176,278 19,921,177
Sanmina Corp.
(a)
.................... 509,306 34,861,996
ScanSource, Inc.
(a)(b)
.................. 240,169 11,535,317
SmartRent, Inc. , Class A
(a)(b)
............. 1,793,976 3,103,578
TTM Technologies, Inc.
(a)
............... 955,702 17,441,562
Vishay Intertechnology, Inc. ............. 1,188,631 22,477,012
Vishay Precision Group, Inc.
(a)
........... 107,397 2,781,582
272,923,878
Energy Equipment & Services — 2.1%
Borr Drilling Ltd.
(b)
................... 2,235,754 12,274,289
Bristow Group, Inc.
(a)
................. 230,814 8,006,938
DMC Global, Inc.
(a)(b)
.................. 134,921 1,751,275
Drilling Tools International Corp.
(a)
......... 39,389 146,921
Expro Group Holdings NV
(a)(b)
............ 897,189 15,404,735
Forum Energy Technologies, Inc.
(a)
........ 109,009 1,685,279
Geospace Technologies Corp.
(a)(b)
......... 114,612 1,185,088
Helix Energy Solutions Group, Inc.
(a)
....... 1,104,564 12,260,660
Helmerich & Payne, Inc. ............... 917,217 27,901,741
Innovex International, Inc.
(a)(b)
............ 317,635 4,662,882
Kodiak Gas Services, Inc. .............. 134,079 3,888,291
Liberty Energy, Inc. , Class A ............ 1,441,839 27,524,707
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Mammoth Energy Services, Inc.
(a)(b)
........ 214,254 $ 876,299
Nabors Industries Ltd.
(a)
............... 59,448 3,832,613
Natural Gas Services Group, Inc.
(a)
........ 82,702 1,580,435
Newpark Resources, Inc.
(a)(b)
............ 783,074 5,426,703
Noble Corp. plc ..................... 451,187 16,305,898
Oil States International, Inc.
(a)
............ 589,484 2,711,626
Patterson-UTI Energy, Inc. ............. 3,700,921 28,312,046
ProFrac Holding Corp. , Class A
(a)(b)
........ 211,090 1,433,301
ProPetro Holding Corp.
(a)
............... 839,599 6,431,328
Ranger Energy Services, Inc. ............ 146,155 1,740,706
RPC, Inc. ......................... 800,353 5,090,245
SEACOR Marine Holdings, Inc.
(a)
......... 228,255 2,202,661
Seadrill Ltd.
(a)
...................... 455,481 18,100,815
Select Water Solutions, Inc. , Class A ....... 867,039 9,650,144
Solaris Energy Infrastructure, Inc. , Class A ... 238,371 3,041,614
Transocean Ltd.
(a)(b)
.................. 6,908,370 29,360,573
Valaris Ltd.
(a)(b)
...................... 213,750 11,916,562
264,706,375
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a)(b)
3,190,938 14,518,768
Cinemark Holdings, Inc.
(a)(b)
............. 218,249 6,076,052
Eventbrite, Inc. , Class A
(a)
.............. 124 338
Lions Gate Entertainment Corp. , Class A
(a)(b)
.. 607,432 4,756,193
Lions Gate Entertainment Corp. , Class B,
NVS
(a)
......................... 1,141,482 7,899,055
LiveOne, Inc.
(a)
..................... 101,284 96,098
Madison Square Garden Entertainment Corp.
(a)
333,479 14,182,862
Marcus Corp. (The) .................. 223,583 3,369,396
Playstudios, Inc. , Class A
(a)
............. 837,860 1,265,169
Reservoir Media, Inc.
(a)(b)
............... 169,187 1,372,107
Sphere Entertainment Co. , Class A
(a)(b)
...... 253,714 11,209,084
64,745,122
Financial Services — 3.5%
Acacia Research Corp.
(a)(b)
.............. 347,713 1,620,343
Alerus Financial Corp. ................ 175,537 4,016,287
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 263,909 8,574,403
Burford Capital Ltd. .................. 1,898,048 25,168,116
Cannae Holdings, Inc. ................ 545,073 10,389,091
Cantaloupe, Inc.
(a)
................... 30,882 228,527
Cass Information Systems, Inc. .......... 22,200 920,856
Compass Diversified Holdings ........... 644,112 14,254,199
Enact Holdings, Inc. .................. 277,845 10,094,109
Essent Group Ltd. ................... 991,017 63,712,483
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 11,221 2,102,928
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 1,066,130 36,749,501
I3 Verticals, Inc. , Class A
(a)(b)
............ 199,823 4,258,228
Jackson Financial, Inc. , Class A .......... 709,170 64,697,579
Marqeta, Inc. , Class A
(a)
............... 628,025 3,089,883
Merchants Bancorp .................. 172,967 7,776,596
Mr Cooper Group, Inc.
(a)
............... 388,753 35,835,251
NewtekOne, Inc. .................... 228,909 2,852,206
NMI Holdings, Inc. , Class A
(a)
............ 692,909 28,540,922
Onity Group, Inc.
(a)
................... 66,250 2,116,025
Pagseguro Digital Ltd. , Class A
(a)(b)
........ 858,921 7,395,310
Payoneer Global, Inc.
(a)
................ 421,374 3,172,946
Paysafe Ltd.
(a)(b)
..................... 307,131 6,888,948
PennyMac Financial Services, Inc. ........ 116,103 13,232,259
Radian Group, Inc. ................... 1,371,706 47,584,481
Repay Holdings Corp. , Class A
(a)(b)
........ 859,357 7,012,353
Sezzle, Inc.
(a)
...................... 2,861 488,058

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Value ETF
42
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
StoneCo Ltd. , Class A
(a)
............... 1,312,385 $ 14,777,455
SWK Holdings Corp.
(a)(b)
............... 36,910 638,174
Velocity Financial, Inc.
(a)(b)
.............. 94,955 1,862,068
Walker & Dunlop, Inc. ................. 85,891 9,756,359
Waterstone Financial, Inc. .............. 160,635 2,361,334
442,167,278
Food Products — 0.8%
Alico, Inc. ......................... 63,860 1,786,164
B&G Foods, Inc. .................... 731,337 6,494,273
BRC, Inc. , Class A
(a)(b)
................. 64 219
Calavo Growers, Inc. ................. 130,300 3,717,459
Cal-Maine Foods, Inc. ................. 366,028 27,393,536
Dole plc .......................... 714,301 11,635,963
Fresh Del Monte Produce, Inc. ........... 321,937 9,510,019
Hain Celestial Group, Inc. (The)
(a)
......... 844,886 7,291,366
Limoneira Co. ...................... 151,532 4,015,598
Mission Produce, Inc.
(a)(b)
............... 360,194 4,617,687
Seneca Foods Corp. , Class A
(a)(b)
......... 43,915 2,737,222
TreeHouse Foods, Inc.
(a)(b)
.............. 451,791 18,966,186
Utz Brands, Inc. , Class A ............... 194,471 3,442,137
101,607,829
Gas Utilities — 2.0%
Brookfield Infrastructure Corp. , Class A ..... 1,135,737 49,325,058
Chesapeake Utilities Corp. ............. 208,485 25,887,582
New Jersey Resources Corp. ............ 927,827 43,793,434
Northwest Natural Holding Co. ........... 355,352 14,505,469
ONE Gas, Inc. ...................... 532,738 39,646,362
RGC Resources, Inc. ................. 72,240 1,630,457
Southwest Gas Holdings, Inc. ........... 577,452 42,592,860
Spire, Inc. ......................... 538,103 36,208,951
253,590,173
Ground Transportation — 0.4%
Covenant Logistics Group, Inc. , Class A ..... 63,895 3,376,212
FTAI Infrastructure, Inc. ................ 967,336 9,054,265
Heartland Express, Inc. ................ 249,295 3,061,342
Hertz Global Holdings, Inc.
(a)(b)
........... 1,156,849 3,817,602
Marten Transport Ltd. ................. 422,442 7,477,223
PAM Transportation Services, Inc.
(a)
....... 50,496 934,176
Proficient Auto Logistics, Inc.
(a)
........... 94,694 1,342,761
Universal Logistics Holdings, Inc. ......... 42,907 1,849,721
Werner Enterprises, Inc. ............... 506,235 19,535,609
50,448,911
Health Care Equipment & Supplies — 1.7%
Accuray, Inc.
(a)(b)
..................... 70,361 126,650
AngioDynamics, Inc.
(a)
................ 358,296 2,787,543
Artivion, Inc.
(a)
...................... 90,521 2,409,669
AtriCure, Inc.
(a)(b)
.................... 155,379 4,356,827
Avanos Medical, Inc.
(a)
................ 424,931 10,211,092
Bioventus, Inc. , Class A
(a)
.............. 229,179 2,738,689
Embecta Corp. ..................... 493,144 6,953,330
Fractyl Health, Inc.
(a)(b)
................. 111,542 282,201
ICU Medical, Inc.
(a)
................... 202,761 36,947,110
Inmode Ltd.
(a)
...................... 653,939 11,084,266
Inogen, Inc.
(a)
...................... 230,029 2,231,281
Integer Holdings Corp.
(a)(b)
.............. 95,297 12,388,610
Integra LifeSciences Holdings Corp.
(a)
...... 636,509 11,565,369
LivaNova plc
(a)
...................... 484,696 25,465,928
Neogen Corp.
(a)(b)
.................... 2,061,998 34,662,186
Nevro Corp.
(a)
...................... 340,955 1,905,939
Omnicell, Inc.
(a)
..................... 430,264 18,759,510
OraSure Technologies, Inc.
(a)
............ 670,321 2,862,271
Orchestra BioMed Holdings, Inc.
(a)(b)
....... 130,937 673,016
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Orthofix Medical, Inc.
(a)
................ 320,190 $ 5,001,368
OrthoPediatrics Corp.
(a)(b)
............... 154,300 4,183,073
SI-BONE, Inc.
(a)
..................... 64,860 906,743
Stereotaxis, Inc.
(a)
................... 64,833 132,259
Surmodics, Inc.
(a)
.................... 45,966 1,782,562
Tactile Systems Technology, Inc.
(a)
........ 219,149 3,201,767
Utah Medical Products, Inc. ............. 27,153 1,816,807
Varex Imaging Corp.
(a)
................ 360,333 4,295,169
Zimvie, Inc.
(a)
....................... 261,297 4,146,783
213,878,018
Health Care Providers & Services — 1.6%
Accolade, Inc.
(a)(b)
.................... 462,413 1,780,290
AdaptHealth Corp.
(a)
.................. 541,244 6,078,170
Addus HomeCare Corp.
(a)
.............. 98,483 13,101,194
Ardent Health Partners, Inc.
(a)(b)
.......... 34,179 628,210
Aveanna Healthcare Holdings, Inc.
(a)(b)
...... 163,749 851,495
Brookdale Senior Living, Inc.
(a)(b)
.......... 254,040 1,724,932
Castle Biosciences, Inc.
(a)(b)
............. 165,718 4,726,277
Community Health Systems, Inc.
(a)(b)
....... 536,830 3,258,558
Concentra Group Holdings Parent, Inc.
(a)(b)
... 63,836 1,427,373
Cross Country Healthcare, Inc.
(a)
......... 306,920 4,125,005
DocGo, Inc.
(a)(b)
..................... 764,288 2,537,436
Enhabit, Inc.
(a)
...................... 423,057 3,342,150
Fulgent Genetics, Inc.
(a)(b)
.............. 194,155 4,218,988
GeneDx Holdings Corp. , Class A
(a)
........ 104,074 4,416,901
Innovage Holding Corp.
(a)(b)
............. 114,016 684,096
LifeStance Health Group, Inc.
(a)(b)
......... 707,272 4,950,904
ModivCare, Inc.
(a)(b)
................... 52,185 745,202
Nano-X Imaging Ltd.
(a)
................ 44 268
National HealthCare Corp. .............. 118,196 14,865,511
NeoGenomics, Inc.
(a)
................. 1,113,027 16,417,148
OPKO Health, Inc.
(a)(b)
................. 3,092,105 4,607,236
Option Care Health, Inc.
(a)(b)
............. 864,455 27,057,442
Owens & Minor, Inc.
(a)
................. 603,909 9,475,332
Patterson Cos., Inc. .................. 607,310 13,263,650
Pediatrix Medical Group, Inc.
(a)
........... 802,085 9,296,165
Performant Financial Corp.
(a)
............ 212,122 793,336
PetIQ, Inc. , Class A
(a)
................. 214,611 6,603,580
Quipt Home Medical Corp.
(a)
............ 289,585 845,588
Select Medical Holdings Corp. ........... 324,184 11,304,296
Sonida Senior Living, Inc.
(a)(b)
............ 15,089 403,480
Surgery Partners, Inc.
(a)(b)
.............. 726,444 23,420,555
196,950,768
Health Care REITs — 1.3%
American Healthcare REIT, Inc. .......... 781,818 20,405,450
CareTrust REIT, Inc. .................. 1,246,872 38,478,470
Community Healthcare Trust, Inc. ......... 241,601 4,385,058
Diversified Healthcare Trust ............. 2,076,615 8,701,017
Global Medical REIT, Inc. .............. 585,352 5,800,838
LTC Properties, Inc. .................. 410,612 15,065,354
National Health Investors, Inc. ........... 400,300 33,649,218
Sabra Health Care REIT, Inc. ............ 2,199,040 40,924,134
Universal Health Realty Income Trust ...... 20,730 948,398
168,357,937
Health Care Technology — 0.2%
Definitive Healthcare Corp. , Class A
(a)
...... 511,990 2,288,595
Health Catalyst, Inc.
(a)
................. 505,545 4,115,136
HealthStream, Inc. ................... 151,276 4,362,800
LifeMD, Inc.
(a)
...................... 126,137 660,958
Teladoc Health, Inc.
(a)(b)
................ 1,358,826 12,474,023
Waystar Holding Corp.
(a)(b)
.............. 143,935 4,014,347
27,915,859

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Value ETF
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotel & Resort REITs — 1.1%
Apple Hospitality REIT, Inc. ............. 2,193,059 $ 32,566,926
Braemar Hotels & Resorts, Inc. .......... 614,941 1,900,168
Chatham Lodging Trust ................ 472,590 4,026,467
DiamondRock Hospitality Co. ............ 2,037,603 17,788,274
Pebblebrook Hotel Trust ............... 1,130,980 14,962,865
RLJ Lodging Trust ................... 1,471,611 13,509,389
Service Properties Trust ............... 1,575,834 7,185,803
Summit Hotel Properties, Inc. ............ 994,776 6,824,163
Sunstone Hotel Investors, Inc. ........... 1,955,624 20,182,040
Xenia Hotels & Resorts, Inc. ............ 980,048 14,475,309
133,421,404
Hotels, Restaurants & Leisure — 1.1%
Bally's Corp.
(a)(b)
..................... 225,598 3,891,566
Biglari Holdings, Inc. , Class B, NVS
(a)(b)
..... 6,872 1,182,053
BJ's Restaurants, Inc.
(a)(b)
.............. 85,367 2,779,550
Bloomin' Brands, Inc. ................. 361,066 5,968,421
Brinker International, Inc.
(a)
............. 44,854 3,432,677
Chuy's Holdings, Inc.
(a)
................ 160,383 5,998,324
Cracker Barrel Old Country Store, Inc. ...... 166,441 7,548,099
Denny's Corp.
(a)
..................... 136,786 882,270
Despegar.com Corp.
(a)(b)
............... 500,263 6,203,261
Dine Brands Global, Inc. ............... 126,992 3,965,960
El Pollo Loco Holdings, Inc.
(a)
............ 245,165 3,358,761
Empire Resorts, Inc.
(a)(c)
............... 19,883 —
Everi Holdings, Inc.
(a)
................. 338,319 4,445,512
Full House Resorts, Inc.
(a)
.............. 300,562 1,508,821
Global Business Travel Group I
(a)(b)
........ 160,296 1,232,676
Golden Entertainment, Inc. ............. 192,890 6,131,973
International Game Technology plc ........ 933,164 19,876,393
Life Time Group Holdings, Inc.
(a)
.......... 567,810 13,865,920
Lindblad Expeditions Holdings, Inc.
(a)
....... 95,592 884,226
Mondee Holdings, Inc. , Class A
(a)(b)
........ 64,493 89,645
Papa John's International, Inc. ........... 86,854 4,678,825
Portillo's, Inc. , Class A
(a)(b)
.............. 105,437 1,420,236
RCI Hospitality Holdings, Inc.
(b)
........... 37,585 1,674,412
Red Rock Resorts, Inc. , Class A .......... 256,108 13,942,520
Sabre Corp.
(a)(b)
..................... 2,813,172 10,324,341
Six Flags Entertainment Corp. ........... 229,120 9,235,827
United Parks & Resorts, Inc.
(a)(b)
.......... 23,341 1,181,055
Vacasa, Inc. , Class A
(a)(b)
............... 82,640 232,218
135,935,542
Household Durables — 3.4%
Beazer Homes USA, Inc.
(a)
............. 276,176 9,436,934
Century Communities, Inc. ............. 232,759 23,969,522
Champion Homes, Inc.
(a)
............... 266,222 25,251,157
Cricut, Inc. , Class A .................. 92,147 638,579
Ethan Allen Interiors, Inc. .............. 212,427 6,774,297
Flexsteel Industries, Inc. ............... 42,702 1,891,271
GoPro, Inc. , Class A
(a)
................. 1,227,654 1,669,609
Green Brick Partners, Inc.
(a)(b)
............ 213,219 17,808,051
Hamilton Beach Brands Holding Co. , Class A . 79,553 2,420,798
Helen of Troy Ltd.
(a)(b)
................. 216,456 13,387,804
Hooker Furnishings Corp. .............. 94,681 1,711,832
Hovnanian Enterprises, Inc. , Class A
(a)
...... 43,990 8,990,236
iRobot Corp.
(a)
...................... 267,948 2,328,468
KB Home ......................... 553,220 47,405,422
Landsea Homes Corp.
(a)(b)
.............. 147,724 1,824,391
La-Z-Boy, Inc. ...................... 400,248 17,182,647
Legacy Housing Corp.
(a)(b)
.............. 95,252 2,605,142
LGI Homes, Inc.
(a)(b)
.................. 182,484 21,628,004
Lifetime Brands, Inc. .................. 113,692 743,546
Lovesac Co. (The)
(a)(b)
................. 63,302 1,813,602
M/I Homes, Inc.
(a)
.................... 252,320 43,237,555
Security
Shares
Shares Value
Household Durables (continued)
Meritage Homes Corp. ................ 339,168 $ 69,553,182
Purple Innovation, Inc.
(a)(b)
.............. 586,398 579,772
Sonos, Inc.
(a)
....................... 123,803 1,521,539
Taylor Morrison Home Corp.
(a)
........... 968,634 68,056,225
Traeger, Inc.
(a)(b)
..................... 326,401 1,201,156
TRI Pointe Homes, Inc.
(a)
............... 614,436 27,840,095
Worthington Enterprises, Inc. ............ 33,519 1,389,362
422,860,198
Household Products — 0.1%
Central Garden & Pet Co.
(a)
............. 82,943 3,024,931
Central Garden & Pet Co. , Class A, NVS
(a)
... 401,382 12,603,395
Oil-Dri Corp. of America ............... 35,494 2,448,731
18,077,057
Independent Power and Renewable Electricity Producers — 0.4%
Altus Power, Inc. , Class A
(a)(b)
............ 712,896 2,267,009
Ormat Technologies, Inc. ............... 511,725 39,372,122
Sunnova Energy International, Inc.
(a)(b)
...... 1,036,339 10,093,942
51,733,073
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A ........ 245,725 6,224,214
Industrial REITs — 1.1%
Industrial Logistics Properties Trust ........ 614,994 2,927,372
Innovative Industrial Properties, Inc. ....... 269,512 36,276,315
LXP Industrial Trust .................. 2,766,725 27,805,586
Plymouth Industrial REIT, Inc. ........... 385,969 8,722,899
Terreno Realty Corp. ................. 905,254 60,498,125
136,230,297
Insurance — 2.2%
Ambac Financial Group, Inc.
(a)
........... 411,779 4,616,043
American Coastal Insurance Corp.
(a)
....... 136,058 1,533,374
AMERISAFE, Inc. ................... 100,255 4,845,324
Bowhead Specialty Holdings, Inc.
(a)
........ 47,908 1,341,903
CNO Financial Group, Inc. .............. 1,012,602 35,542,330
Donegal Group, Inc. , Class A ............ 136,867 2,017,420
Employers Holdings, Inc. ............... 223,827 10,736,981
Enstar Group Ltd.
(a)
.................. 120,442 38,732,943
F&G Annuities & Life, Inc. .............. 153,793 6,877,623
Fidelis Insurance Holdings Ltd.
(b)
......... 500,921 9,046,633
Genworth Financial, Inc. , Class A
(a)
........ 4,028,741 27,596,876
GoHealth, Inc. , Class A
(a)(b)
............. 40,796 382,666
Greenlight Capital Re Ltd. , Class A
(a)(b)
...... 263,881 3,601,976
Hamilton Insurance Group Ltd. , Class B
(a)
... 379,486 7,339,259
Heritage Insurance Holdings, Inc.
(a)
........ 221,151 2,706,888
Hippo Holdings, Inc.
(a)
................. 187,122 3,158,619
Horace Mann Educators Corp. ........... 377,310 13,186,984
Investors Title Co. ................... 11,953 2,746,799
James River Group Holdings Ltd. ......... 300,684 1,885,289
Lemonade, Inc.
(a)(b)
................... 84,336 1,390,701
Maiden Holdings Ltd.
(a)(b)
............... 829,059 1,467,434
MBIA, Inc.
(a)
....................... 429,239 1,532,383
Mercury General Corp. ................ 227,212 14,309,812
NI Holdings, Inc.
(a)
................... 70,429 1,104,327
ProAssurance Corp.
(a)
................. 487,171 7,327,052
Safety Insurance Group, Inc. ............ 138,429 11,320,724
Selective Insurance Group, Inc. .......... 86,525 8,072,782
Selectquote, Inc.
(a)
................... 1,284,699 2,787,797
SiriusPoint Ltd.
(a)(b)
................... 872,895 12,517,314
Skyward Specialty Insurance Group, Inc.
(a)
... 271,600 11,062,268
Stewart Information Services Corp. ........ 246,463 18,420,645
Tiptree, Inc. ....................... 191,360 3,744,915
United Fire Group, Inc. ................ 200,356 4,193,451

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Value ETF
44
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Universal Insurance Holdings, Inc. ........ 192,697 $ 4,270,166
281,417,701
Interactive Media & Services — 0.5%
Bumble, Inc. , Class A
(a)(b)
............... 827,163 5,277,300
Cars.com, Inc.
(a)(b)
................... 622,684 10,436,184
fuboTV, Inc.
(a)(b)
..................... 2,551,599 3,623,271
Nextdoor Holdings, Inc. , Class A
(a)
........ 1,684,172 4,176,746
Outbrain, Inc.
(a)
..................... 380,717 1,850,285
Shutterstock, Inc. .................... 49,367 1,746,111
TrueCar, Inc.
(a)
...................... 823,085 2,839,643
Vimeo, Inc.
(a)
....................... 1,402,528 7,082,766
Webtoon Entertainment, Inc.
(a)(b)
.......... 81,507 932,440
Ziff Davis, Inc.
(a)(b)
.................... 430,185 20,932,802
58,897,548
IT Services — 0.4%
Applied Digital Corp.
(a)(b)
............... 347,103 2,863,600
ASGN, Inc.
(a)
....................... 334,087 31,146,931
BigBear.ai Holdings, Inc.
(a)(b)
............. 269,409 393,337
Core Scientific, Inc.
(a)(b)
................ 361,334 4,285,421
Fastly, Inc. , Class A
(a)(b)
................ 255,773 1,936,202
Grid Dynamics Holdings, Inc. , Class A
(a)
..... 131,329 1,838,606
Hackett Group, Inc. (The) .............. 13,513 354,986
Information Services Group, Inc. .......... 321,682 1,061,551
Rackspace Technology, Inc.
(a)(b)
.......... 648,932 1,589,883
Thoughtworks Holding, Inc.
(a)(b)
........... 959,948 4,242,970
Unisys Corp.
(a)
...................... 634,988 3,606,732
53,320,219
Leisure Products — 0.6%
AMMO, Inc.
(a)(b)
..................... 825,738 1,180,805
Clarus Corp. ....................... 272,462 1,226,079
Escalade, Inc. ...................... 88,974 1,251,864
Funko, Inc. , Class A
(a)
................. 298,712 3,650,261
JAKKS Pacific, Inc.
(a)
................. 76,770 1,959,170
Johnson Outdoors, Inc. , Class A .......... 43,170 1,562,754
Latham Group, Inc.
(a)
................. 383,147 2,605,400
Malibu Boats, Inc. , Class A
(a)(b)
........... 188,839 7,328,842
Marine Products Corp. ................ 37,068 359,189
MasterCraft Boat Holdings, Inc.
(a)(b)
........ 155,462 2,830,963
Peloton Interactive, Inc. , Class A
(a)(b)
....... 235,622 1,102,711
Smith & Wesson Brands, Inc. ............ 395,031 5,127,502
Solo Brands, Inc. , Class A
(a)(b)
............ 246,107 347,011
Sturm Ruger & Co., Inc. ............... 106,860 4,453,925
Topgolf Callaway Brands Corp.
(a)(b)
........ 1,348,471 14,806,212
Vista Outdoor, Inc.
(a)
.................. 552,318 21,639,819
71,432,507
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp.
(a)(b)
........ 1,085,483 5,557,673
BioLife Solutions, Inc.
(a)(b)
............... 37,115 929,360
Codexis, Inc.
(a)(b)
.................... 587,026 1,808,040
Conduit Pharmaceuticals, Inc.
(a)(b)
......... 105,809 12,538
CryoPort, Inc.
(a)(b)
.................... 69,381 562,680
Cytek Biosciences, Inc.
(a)
............... 1,149,108 6,366,058
Harvard Bioscience, Inc.
(a)
.............. 253,446 681,770
Lifecore Biomedical, Inc.
(a)(b)
............. 191,076 942,005
MaxCyte, Inc.
(a)(b)
.................... 980,027 3,812,305
Mesa Laboratories, Inc. ............... 32,701 4,246,552
Nautilus Biotechnology, Inc.
(a)
............ 433,109 1,234,361
OmniAb, Inc.
(a)(b)
.................... 762,745 3,226,411
OmniAb, Inc., 12.50 Earnout Shares
(a)(c)
..... 52,020 1
OmniAb, Inc., 15.00 Earnout Shares
(a)(c)
..... 52,020 —
Pacific Biosciences of California, Inc.
(a)(b)
.... 2,576,833 4,380,616
Quanterix Corp.
(a)(b)
.................. 292,165 3,786,458
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Quantum-Si, Inc. , Class A
(a)(b)
............ 1,022,341 $ 901,909
Standard BioTools, Inc.
(a)(b)
.............. 2,173,846 4,195,523
42,644,260
Machinery — 2.5%
3D Systems Corp.
(a)(b)
................. 1,223,339 3,474,283
Albany International Corp. , Class A ........ 221,587 19,688,005
Astec Industries, Inc. ................. 213,699 6,825,546
Barnes Group, Inc. ................... 439,728 17,769,408
Columbus McKinnon Corp. ............. 266,563 9,596,268
Commercial Vehicle Group, Inc.
(a)
......... 302,968 984,646
Douglas Dynamics, Inc. ............... 34,874 961,825
Eastern Co. (The) ................... 48,471 1,572,884
Enpro, Inc. ........................ 177,642 28,809,980
ESCO Technologies, Inc. .............. 124,444 16,050,787
Gencor Industries, Inc.
(a)
............... 90,539 1,888,644
Greenbrier Cos., Inc. (The) ............. 291,711 14,845,173
Helios Technologies, Inc. ............... 97,668 4,658,764
Hillenbrand, Inc. .................... 440,836 12,255,241
Hillman Solutions Corp.
(a)
.............. 1,524,242 16,095,995
Hyliion Holdings Corp. , Class A
(a)(b)
........ 1,318,299 3,269,381
Hyster-Yale, Inc. , Class A .............. 42,481 2,709,013
John Bean Technologies Corp.
(b)
.......... 278,255 27,410,900
Kennametal, Inc. .................... 749,524 19,435,157
L B Foster Co. , Class A
(a)(b)
............. 89,370 1,825,829
Lindsay Corp. ...................... 50,417 6,283,975
Luxfer Holdings plc .................. 254,226 3,292,227
Manitowoc Co., Inc. (The)
(a)(b)
............ 326,442 3,140,372
Mayville Engineering Co., Inc.
(a)
.......... 107,004 2,255,644
Miller Industries, Inc. ................. 97,158 5,926,638
Mueller Industries, Inc.
(b)
............... 83,680 6,200,688
NN, Inc.
(a)(b)
........................ 456,774 1,781,419
Park-Ohio Holdings Corp. .............. 85,775 2,633,292
Proto Labs, Inc.
(a)
.................... 240,510 7,063,779
REV Group, Inc. .................... 112,014 3,143,113
Shyft Group, Inc. (The) ................ 302,061 3,790,866
Standex International Corp. ............. 25,418 4,645,902
Tennant Co. ....................... 98,928 9,501,045
Terex Corp. ........................ 629,857 33,325,734
Titan International, Inc.
(a)
............... 461,692 3,753,556
Trinity Industries, Inc. ................. 64,868 2,260,001
Twin Disc, Inc. ...................... 103,823 1,296,749
Wabash National Corp. ................ 408,410 7,837,388
318,260,117
Marine Transportation — 0.6%
Costamare, Inc. ..................... 380,082 5,974,889
Genco Shipping & Trading Ltd. ........... 401,357 7,826,461
Golden Ocean Group Ltd. .............. 1,156,523 15,474,278
Matson, Inc. ....................... 322,766 46,032,887
Pangaea Logistics Solutions Ltd. ......... 300,676 2,173,887
Safe Bulkers, Inc. ................... 567,760 2,940,997
80,423,399
Media — 1.1%
Advantage Solutions, Inc. , Class A
(a)(b)
...... 1,016,404 3,486,266
AMC Networks, Inc. , Class A
(a)
........... 303,081 2,633,774
Boston Omaha Corp. , Class A
(a)(b)
......... 204,759 3,044,766
Cable One, Inc. ..................... 53,381 18,672,140
Clear Channel Outdoor Holdings, Inc.
(a)(b)
.... 2,940,556 4,704,890
EchoStar Corp. , Class A
(a)(b)
............. 1,150,314 28,550,793
Emerald Holding, Inc.
(b)
................ 145,218 724,638
Entravision Communications Corp. , Class A .. 485,146 1,004,252
EW Scripps Co. (The) , Class A
(a)
......... 610,835 1,371,325
Gannett Co., Inc.
(a)(b)
.................. 1,347,917 7,575,294
Gray Television, Inc. .................. 808,860 4,335,490

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Value ETF
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
iHeartMedia, Inc. , Class A
(a)(b)
............ 970,089 $ 1,794,665
Innovid Corp.
(a)(b)
.................... 934,083 1,681,349
Integral Ad Science Holding Corp.
(a)(b)
...... 602,432 6,512,290
John Wiley & Sons, Inc. , Class A ......... 165,173 7,969,597
Magnite, Inc.
(a)
...................... 134,790 1,866,841
National CineMedia, Inc.
(a)(b)
............. 669,489 4,719,897
Scholastic Corp. .................... 218,917 7,007,533
Stagwell, Inc. , Class A
(a)(b)
.............. 684,146 4,802,705
TEGNA, Inc. ....................... 1,607,529 25,366,808
WideOpenWest, Inc.
(a)
................ 478,774 2,513,563
140,338,876
Metals & Mining — 2.1%
Arch Resources, Inc. , Class A ........... 166,911 23,060,424
Caledonia Mining Corp. plc ............. 139,801 2,091,423
Coeur Mining, Inc.
(a)
.................. 3,749,279 25,795,039
Commercial Metals Co. ................ 1,097,515 60,319,424
Compass Minerals International, Inc.
(b)
...... 322,360 3,874,767
Contango ORE, Inc.
(a)(b)
................ 57,162 1,100,940
Dakota Gold Corp.
(a)(b)
................. 239,447 565,095
Haynes International, Inc. .............. 117,216 6,979,041
Hecla Mining Co. .................... 5,560,059 37,085,593
i-80 Gold Corp.
(a)(b)
................... 2,933,524 3,402,888
Kaiser Aluminum Corp. ................ 10,267 744,563
Lifezone Metals Ltd.
(a)(b)
................ 340,129 2,380,903
Materion Corp. ..................... 11,520 1,288,627
Metallus, Inc.
(a)
..................... 402,135 5,963,662
Metals Acquisition Ltd. , Class A
(a)(b)
........ 357,137 4,946,347
Novagold Resources, Inc.
(a)(b)
............ 2,310,200 9,471,820
Olympic Steel, Inc. ................... 92,484 3,606,876
Piedmont Lithium, Inc.
(a)(b)
.............. 123,033 1,098,685
Radius Recycling, Inc. , Class A .......... 247,390 4,586,611
Ryerson Holding Corp. ................ 269,800 5,371,718
SSR Mining, Inc. .................... 1,927,328 10,947,223
SunCoke Energy, Inc. ................. 787,979 6,839,658
Tredegar Corp.
(a)
.................... 264,592 1,928,876
Universal Stainless & Alloy Products, Inc.
(a)
.. 82,221 3,176,197
Warrior Met Coal, Inc. ................. 493,548 31,537,717
Worthington Steel, Inc. ................ 309,975 10,542,250
268,706,367
Mortgage Real Estate Investment Trusts (REITs) — 2.0%
AFC Gamma, Inc. ................... 162,869 1,662,892
AG Mortgage Investment Trust, Inc. ....... 251,823 1,891,191
Angel Oak Mortgage REIT, Inc. .......... 76,078 793,494
Apollo Commercial Real Estate Finance, Inc.
(b)
1,351,337 12,418,787
Arbor Realty Trust, Inc.
(b)
............... 1,636,892 25,470,040
Ares Commercial Real Estate Corp. ....... 506,681 3,546,767
ARMOUR Residential REIT, Inc. .......... 460,941 9,403,196
Blackstone Mortgage Trust, Inc. , Class A .... 1,646,613 31,302,113
BrightSpire Capital, Inc. , Class A ......... 1,235,198 6,917,109
Chicago Atlantic Real Estate Finance, Inc. ... 159,701 2,476,963
Chimera Investment Corp. .............. 757,839 11,996,591
Claros Mortgage Trust, Inc. ............. 818,830 6,133,037
Dynex Capital, Inc. ................... 683,108 8,716,458
Ellington Financial, Inc. ................ 780,785 10,064,319
Franklin BSP Realty Trust, Inc. ........... 767,252 10,020,311
Granite Point Mortgage Trust, Inc. ........ 504,299 1,598,628
Invesco Mortgage Capital, Inc. ........... 474,770 4,458,090
KKR Real Estate Finance Trust, Inc. ....... 406,108 5,015,434
Ladder Capital Corp. , Class A ........... 1,111,327 12,891,393
MFA Financial, Inc. ................... 974,559 12,396,390
New York Mortgage Trust, Inc.
(b)
.......... 859,382 5,439,888
Nexpoint Real Estate Finance, Inc. ........ 79,661 1,245,101
Orchid Island Capital, Inc. .............. 675,732 5,554,517
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
PennyMac Mortgage Investment Trust ...... 839,105 $ 11,965,637
Ready Capital Corp. .................. 1,558,050 11,887,922
Redwood Trust, Inc. .................. 1,251,552 9,674,497
Seven Hills Realty Trust ............... 137,328 1,891,007
Sunrise Realty Trust, Inc.
(b)
............. 49,848 717,313
TPG RE Finance Trust, Inc. ............. 573,363 4,890,786
Two Harbors Investment Corp. ........... 990,967 13,754,622
246,194,493
Multi-Utilities — 0.9%
Avista Corp. ....................... 740,832 28,707,240
Black Hills Corp. .................... 651,644 39,828,481
Northwestern Energy Group, Inc. ......... 581,561 33,276,920
Unitil Corp. ........................ 149,870 9,079,125
110,891,766
Office REITs — 1.6%
Brandywine Realty Trust ............... 1,605,659 8,734,785
City Office REIT, Inc. ................. 384,084 2,243,051
COPT Defense Properties .............. 1,076,089 32,637,779
Douglas Emmett, Inc. ................. 1,241,527 21,813,630
Easterly Government Properties, Inc. ...... 923,957 12,547,336
Equity Commonwealth
(a)
............... 996,148 19,823,345
Franklin Street Properties Corp. .......... 990,299 1,752,829
Hudson Pacific Properties, Inc. ........... 1,292,643 6,178,834
JBG SMITH Properties ................ 795,799 13,910,567
NET Lease Office Properties
(b)
........... 140,749 4,309,734
Orion Office REIT, Inc. ................ 554,764 2,219,056
Paramount Group, Inc. ................ 1,765,034 8,683,967
Peakstone Realty Trust , Class E ......... 349,089 4,758,083
Piedmont Office Realty Trust, Inc. , Class A ... 1,203,320 12,153,532
Postal Realty Trust, Inc. , Class A ......... 111,063 1,625,962
SL Green Realty Corp. ................ 622,372 43,323,315
196,715,805
Oil, Gas & Consumable Fuels — 5.0%
Aemetis, Inc.
(a)(b)
.................... 357,132 821,404
Amplify Energy Corp.
(a)
................ 359,167 2,345,361
Ardmore Shipping Corp. ............... 389,258 7,045,570
Berry Corp. ........................ 511,963 2,631,490
California Resources Corp. ............. 651,656 34,192,390
Centrus Energy Corp. , Class A
(a)(b)
........ 36,828 2,020,016
Clean Energy Fuels Corp.
(a)(b)
............ 1,599,197 4,973,503
CNX Resources Corp.
(a)(b)
.............. 1,400,248 45,606,077
Comstock Resources, Inc.
(b)
............. 882,662 9,824,028
CONSOL Energy, Inc. ................. 276,545 28,940,434
Crescent Energy, Inc. , Class A ........... 1,011,153 11,072,125
CVR Energy, Inc. .................... 37,366 860,539
Delek US Holdings, Inc. ............... 438,865 8,228,719
DHT Holdings, Inc. ................... 1,265,451 13,957,925
Diversified Energy Co. plc
(d)
............. 412,131 4,690,051
Dorian LPG Ltd. ..................... 172,189 5,926,745
Encore Energy Corp.
(a)(b)
............... 469,603 1,897,196
Energy Fuels, Inc.
(a)(b)
................. 1,736,314 9,532,364
Evolution Petroleum Corp. .............. 178,674 948,759
Excelerate Energy, Inc. , Class A .......... 164,364 3,617,652
FLEX LNG Ltd. ..................... 107,871 2,744,238
FutureFuel Corp. .................... 232,393 1,336,260
Golar LNG Ltd. ..................... 933,272 34,307,079
Granite Ridge Resources, Inc. ........... 468,820 2,784,791
Green Plains, Inc.
(a)(b)
................. 595,417 8,061,946
Gulfport Energy Corp.
(a)
............... 59,234 8,965,066
Hallador Energy Co.
(a)(b)
................ 233,480 2,201,716
HighPeak Energy, Inc.
(b)
............... 131,957 1,831,563
International Seaways, Inc. ............. 381,016 19,645,185
Kinetik Holdings, Inc. , Class A ........... 324,956 14,707,509

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Value ETF
46
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Magnolia Oil & Gas Corp. , Class A ........ 125,765 $ 3,071,181
Murphy Oil Corp. .................... 1,381,486 46,611,338
NACCO Industries, Inc. , Class A .......... 36,835 1,044,272
Nordic American Tankers Ltd. ........... 1,865,451 6,846,205
Northern Oil & Gas, Inc. ............... 886,876 31,404,279
Par Pacific Holdings, Inc.
(a)
............. 533,596 9,391,290
PBF Energy, Inc. , Class A .............. 991,276 30,679,992
Peabody Energy Corp. ................ 1,198,164 31,799,273
PrimeEnergy Resources Corp.
(a)(b)
......... 6,105 841,269
REX American Resources Corp.
(a)
........ 113,770 5,266,413
Riley Exploration Permian, Inc. ........... 87,903 2,328,550
Ring Energy, Inc.
(a)(b)
.................. 1,427,834 2,284,534
SandRidge Energy, Inc. ............... 302,915 3,704,650
Scorpio Tankers, Inc. ................. 442,808 31,572,210
SFL Corp. Ltd. ...................... 873,513 10,106,545
Sitio Royalties Corp. , Class A ............ 755,532 15,745,287
SM Energy Co. ..................... 905,269 36,183,602
Talos Energy, Inc.
(a)(b)
................. 1,407,484 14,567,459
Teekay Corp.
(a)
..................... 539,054 4,959,297
Teekay Tankers Ltd. , Class A ............ 227,810 13,269,933
Ur-Energy, Inc.
(a)(b)
................... 248,039 295,166
VAALCO Energy, Inc. ................. 882,210 5,063,885
Vital Energy, Inc.
(a)(b)
.................. 273,411 7,354,756
Vitesse Energy, Inc. .................. 231,829 5,568,533
World Kinect Corp. ................... 497,202 15,368,514
631,046,134
Paper & Forest Products — 0.2%
Clearwater Paper Corp.
(a)
.............. 151,865 4,334,227
Sylvamo Corp. ..................... 262,053 22,497,250
26,831,477
Passenger Airlines — 0.5%
Allegiant Travel Co. .................. 148,106 8,154,716
Blade Air Mobility, Inc. , Class A
(a)(b)
........ 535,345 1,573,914
JetBlue Airways Corp.
(a)(b)
.............. 2,946,594 19,329,657
SkyWest, Inc.
(a)
..................... 376,802 32,035,706
Spirit Airlines, Inc.
(b)
.................. 1,035,143 2,484,343
Sun Country Airlines Holdings, Inc.
(a)
....... 193,431 2,168,362
65,746,698
Personal Care Products — 0.3%
Edgewell Personal Care Co. ............ 467,530 16,990,040
Herbalife Ltd.
(a)(b)
.................... 313,096 2,251,160
Honest Co., Inc. (The)
(a)
............... 477,112 1,703,290
Medifast, Inc.
(a)
..................... 100,760 1,928,546
Nature's Sunshine Products, Inc.
(a)
........ 88,561 1,206,201
Nu Skin Enterprises, Inc. , Class A ......... 471,220 3,472,892
Olaplex Holdings, Inc.
(a)(b)
.............. 1,313,474 3,086,664
USANA Health Sciences, Inc.
(a)
.......... 106,596 4,042,120
Veru, Inc.
(a)
........................ 339,723 261,247
Waldencast plc , Class A
(a)
.............. 227,755 829,028
35,771,188
Pharmaceuticals — 1.1%
Alto Neuroscience, Inc.
(a)(b)
.............. 76,183 871,533
Alumis, Inc.
(a)(b)
..................... 53,093 567,033
Amneal Pharmaceuticals, Inc. , Class A
(a)
.... 259,176 2,156,344
ANI Pharmaceuticals, Inc.
(a)(b)
............ 49,728 2,966,772
Aquestive Therapeutics, Inc.
(a)(b)
.......... 512,207 2,550,791
Atea Pharmaceuticals, Inc.
(a)
............ 735,423 2,463,667
Biote Corp. , Class A
(a)
................. 15,860 88,499
Contineum Therapeutics, Inc. , Class A
(a)
.... 24,097 461,217
CorMedix, Inc.
(a)(b)
................... 40,346 325,996
Enliven Therapeutics, Inc.
(a)(b)
............ 20,030 511,566
Esperion Therapeutics, Inc.
(a)(b)
........... 1,292,553 2,132,712
Security
Shares
Shares Value
Pharmaceuticals (continued)
EyePoint Pharmaceuticals, Inc.
(a)(b)
........ 256,638 $ 2,050,538
Fulcrum Therapeutics, Inc.
(a)(b)
........... 335,820 1,198,877
Innoviva, Inc.
(a)(b)
.................... 470,119 9,077,998
Ligand Pharmaceuticals, Inc.
(a)(b)
.......... 161,404 16,154,926
Nektar Therapeutics
(a)(b)
................ 1,759,336 2,287,137
Nuvation Bio, Inc. , Class A
(a)(b)
........... 1,728,531 3,958,336
Omeros Corp.
(a)(b)
.................... 344,287 1,366,819
Pacira BioSciences, Inc.
(a)(b)
............. 399,937 6,019,052
Phathom Pharmaceuticals, Inc.
(a)(b)
........ 250,574 4,530,378
Phibro Animal Health Corp. , Class A ....... 144,965 3,264,612
Pliant Therapeutics, Inc.
(a)(b)
............. 541,824 6,073,847
Prestige Consumer Healthcare, Inc.
(a)(b)
..... 467,364 33,696,944
Rapport Therapeutics, Inc.
(a)(b)
........... 36,889 755,487
Scilex Holding Co., (Acquired 01/06/23, cost
$17,290)
(a)(b)(e)
.................... 578,384 516,503
SIGA Technologies, Inc. ............... 110,392 745,146
Supernus Pharmaceuticals, Inc.
(a)(b)
........ 442,188 13,787,422
Telomir Pharmaceuticals, Inc.
(a)(b)
......... 20,886 134,088
Terns Pharmaceuticals, Inc.
(a)
............ 510,797 4,260,047
Theravance Biopharma, Inc.
(a)(b)
.......... 343,811 2,771,117
Third Harmonic Bio, Inc.
(a)(b)
............. 187,418 2,539,514
Trevi Therapeutics, Inc.
(a)
.............. 200,214 668,715
Ventyx Biosciences, Inc.
(a)(b)
............. 567,881 1,237,981
WaVe Life Sciences Ltd.
(a)
.............. 114,011 934,890
Zevra Therapeutics, Inc.
(a)
.............. 194,035 1,346,603
134,473,107
Professional Services — 1.0%
Alight, Inc. , Class A
(a)(b)
................ 4,019,804 29,746,550
Asure Software, Inc.
(a)(b)
................ 219,671 1,988,023
Barrett Business Services, Inc. ........... 25,619 960,969
BlackSky Technology, Inc.
(a)(b)
............ 132,816 629,548
Conduent, Inc.
(a)
.................... 1,506,281 6,070,312
DLH Holdings Corp.
(a)(b)
................ 40,895 382,777
First Advantage Corp.
(a)
................ 194,764 3,866,065
Forrester Research, Inc.
(a)
.............. 115,675 2,083,307
Heidrick & Struggles International, Inc. ..... 190,762 7,413,011
HireQuest, Inc.
(b)
.................... 9,118 129,111
IBEX Holdings Ltd.
(a)
.................. 84,969 1,697,681
Kelly Services, Inc. , Class A, NVS ........ 297,569 6,370,952
Korn Ferry ........................ 495,270 37,264,115
Mistras Group, Inc.
(a)
................. 203,654 2,315,546
NV5 Global, Inc.
(a)
................... 108,283 10,122,295
Planet Labs PBC , Class A
(a)(b)
............ 2,024,984 4,515,714
Resources Connection, Inc. ............. 295,179 2,863,236
Sterling Check Corp.
(a)(b)
............... 121,147 2,025,578
TrueBlue, Inc.
(a)
..................... 291,079 2,296,613
TTEC Holdings, Inc. .................. 191,486 1,124,023
Willdan Group, Inc.
(a)
................. 119,802 4,905,892
128,771,318
Real Estate Management & Development — 0.9%
American Realty Investors, Inc.
(a)
......... 14,549 255,190
Anywhere Real Estate, Inc.
(a)
............ 922,577 4,686,691
Cushman & Wakefield plc
(a)
............. 1,297,161 17,680,304
DigitalBridge Group, Inc. , Class A ......... 1,111,917 15,711,387
Forestar Group, Inc.
(a)
................. 158,756 5,138,932
FRP Holdings, Inc.
(a)
.................. 120,763 3,605,983
Kennedy-Wilson Holdings, Inc. ........... 1,079,716 11,930,862
Marcus & Millichap, Inc. ............... 225,674 8,943,461
Maui Land & Pineapple Co., Inc.
(a)(b)
....... 6,399 143,658
Newmark Group, Inc. , Class A ........... 1,286,083 19,972,869
Offerpad Solutions, Inc. , Class A
(a)(b)
....... 83,069 337,260
Opendoor Technologies, Inc.
(a)(b)
.......... 5,619,506 11,239,012
RE/MAX Holdings, Inc. , Class A
(a)
......... 171,189 2,131,303

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Value ETF
Schedules of Investments
47
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development (continued)
RMR Group, Inc. (The) , Class A .......... 145,348 $ 3,688,932
Star Holdings
(a)
..................... 130,233 1,802,425
Stratus Properties, Inc.
(a)
............... 52,545 1,365,645
Tejon Ranch Co.
(a)(b)
.................. 201,277 3,532,411
Transcontinental Realty Investors, Inc.
(a)
.... 11,727 337,620
112,503,945
Residential REITs — 0.9%
Apartment Investment & Management Co. ,
Class A
(a)
....................... 717,389 6,485,197
BRT Apartments Corp. ................ 112,198 1,972,441
Centerspace ....................... 144,905 10,211,455
Clipper Realty, Inc. ................... 30,741 175,224
Elme Communities ................... 835,500 14,696,445
Independence Realty Trust, Inc. .......... 2,147,154 44,016,657
NexPoint Residential Trust, Inc. .......... 216,712 9,537,495
UMH Properties, Inc. ................. 532,288 10,470,105
Veris Residential, Inc. ................. 746,343 13,329,686
110,894,705
Retail REITs — 2.4%
Acadia Realty Trust .................. 991,968 23,291,409
CBL & Associates Properties, Inc. ......... 71,396 1,799,179
Getty Realty Corp. ................... 470,689 14,972,617
InvenTrust Properties Corp. ............. 656,098 18,613,500
Kite Realty Group Trust ................ 2,068,801 54,947,355
Macerich Co. (The) .................. 2,064,783 37,661,642
NETSTREIT Corp. ................... 588,349 9,725,409
Phillips Edison & Co., Inc. .............. 993,550 37,466,770
Retail Opportunity Investments Corp. ...... 1,176,472 18,505,905
Saul Centers, Inc. ................... 11,941 501,044
SITE Centers Corp. .................. 457,478 27,677,419
Tanger, Inc. ........................ 612,353 20,317,873
Urban Edge Properties ................ 1,183,481 25,314,659
Whitestone REIT .................... 474,310 6,417,414
297,212,195
Semiconductors & Semiconductor Equipment — 1.0%
(a)
ACM Research, Inc. , Class A
(b)
........... 152,260 3,090,878
Alpha & Omega Semiconductor Ltd. ....... 221,208 8,211,241
Ambarella, Inc. ..................... 170,272 9,604,192
CEVA, Inc. ........................ 32,556 786,227
Cohu, Inc. ......................... 440,658 11,324,911
Diodes, Inc.
(b)
...................... 385,631 24,715,091
Everspin Technologies, Inc.
(b)
............ 41,881 247,098
Ichor Holdings Ltd. ................... 217,741 6,926,341
indie Semiconductor, Inc. , Class A
(b)
....... 1,060,233 4,230,330
MaxLinear, Inc. ..................... 41,759 604,670
Navitas Semiconductor Corp.
(b)
.......... 1,021,638 2,503,013
Photronics, Inc. ..................... 389,097 9,634,042
Rigetti Computing, Inc.
(b)
............... 1,330,813 1,042,160
SMART Global Holdings, Inc. ............ 498,327 10,439,951
Synaptics, Inc. ...................... 341,883 26,523,283
Veeco Instruments, Inc. ............... 83,233 2,757,509
122,640,937
Software — 1.1%
Adeia, Inc. ........................ 170,791 2,034,121
American Software, Inc. , Class A ......... 295,514 3,306,802
Aurora Innovation, Inc. , Class A
(a)(b)
........ 4,073,690 24,116,245
Bit Digital, Inc.
(a)(b)
.................... 1,142,600 4,010,526
Cerence, Inc.
(a)
..................... 412,930 1,300,729
Cipher Mining, Inc.
(a)(b)
................. 564,503 2,184,627
CommVault Systems, Inc.
(a)
............. 28,998 4,461,342
Consensus Cloud Solutions, Inc.
(a)
........ 171,188 4,031,477
CS Disco, Inc.
(a)
..................... 98,233 577,610
Security
Shares
Shares Value
Software (continued)
Daily Journal Corp.
(a)(b)
................ 3,654 $ 1,790,825
Digimarc Corp.
(a)(b)
................... 9,066 243,694
Digital Turbine, Inc.
(a)(b)
................ 926,847 2,845,420
D-Wave Quantum, Inc.
(a)(b)
.............. 409,619 402,615
E2open Parent Holdings, Inc. , Class A
(a)(b)
... 1,944,331 8,574,500
EverCommerce, Inc.
(a)(b)
............... 60,527 627,060
Hut 8 Corp.
(a)(b)
..................... 763,980 9,366,395
Instructure Holdings, Inc.
(a)(b)
............ 94,266 2,219,964
Life360, Inc.
(a)
...................... 12,177 479,165
MARA Holdings, Inc.
(a)(b)
............... 473,534 7,680,721
Meridianlink, Inc.
(a)(b)
.................. 103,865 2,136,503
NCR Voyix Corp.
(a)(b)
.................. 138,421 1,878,373
Olo, Inc. , Class A
(a)
................... 524,167 2,599,868
ON24, Inc.
(a)
....................... 264,424 1,618,275
OneSpan, Inc.
(a)(b)
.................... 37,040 617,457
Ooma, Inc.
(a)
....................... 195,766 2,229,775
Pagaya Technologies Ltd. , Class A
(a)(b)
...... 445,713 4,711,186
PowerSchool Holdings, Inc. , Class A
(a)(b)
.... 64,300 1,466,683
Rekor Systems, Inc.
(a)(b)
................ 97,045 114,513
Rimini Street, Inc.
(a)(b)
................. 487,132 901,194
Riot Platforms, Inc.
(a)(b)
................ 2,340,422 17,365,931
Roadzen, Inc.
(a)(b)
.................... 144,079 171,454
Silvaco Group, Inc.
(a)
................. 16 229
SolarWinds Corp. ................... 521,342 6,803,513
SoundThinking, Inc.
(a)
................. 11,145 129,171
Telos Corp.
(a)(b)
...................... 530,495 1,904,477
Terawulf, Inc.
(a)(b)
.................... 158,879 743,554
Verint Systems, Inc.
(a)(b)
................ 579,755 14,685,194
Xperi, Inc.
(a)(b)
...................... 431,328 3,985,471
144,316,659
Specialized REITs — 0.9%
Farmland Partners, Inc. ............... 423,702 4,427,686
Four Corners Property Trust, Inc. ......... 880,094 25,795,555
Gladstone Land Corp. ................ 310,269 4,312,739
Outfront Media, Inc. .................. 861,194 15,828,746
PotlatchDeltic Corp. .................. 755,367 34,029,283
Safehold, Inc.
(b)
..................... 496,290 13,017,687
Uniti Group, Inc. .................... 2,266,512 12,783,128
110,194,824
Specialty Retail — 2.9%
1-800-Flowers.com, Inc. , Class A
(a)(b)
....... 188,127 1,491,847
Aaron's Co., Inc. (The) ................ 299,376 2,978,791
Academy Sports & Outdoors, Inc.
(b)
........ 497,286 29,021,611
aka Brands Holding Corp.
(a)(b)
............ 8,446 199,410
American Eagle Outfitters, Inc. ........... 361,320 8,089,955
America's Car-Mart, Inc.
(a)
.............. 54,676 2,292,018
Arhaus, Inc. , Class A ................. 71,989 886,185
Arko Corp. ........................ 666,391 4,678,065
Asbury Automotive Group, Inc.
(a)(b)
......... 191,748 45,749,155
BARK, Inc.
(a)(b)
...................... 1,243,010 2,026,106
Beyond, Inc.
(a)(b)
..................... 431,337 4,347,877
Caleres, Inc. ....................... 228,823 7,562,600
Citi Trends, Inc.
(a)(b)
................... 61,669 1,132,860
Designer Brands, Inc. , Class A ........... 399,402 2,947,587
Destination XL Group, Inc.
(a)(b)
........... 489,113 1,437,992
EVgo, Inc. , Class A
(a)(b)
................ 833,008 3,448,653
Foot Locker, Inc. .................... 793,940 20,515,410
Genesco, Inc.
(a)
..................... 75,140 2,041,554
Group 1 Automotive, Inc.
(b)
.............. 125,346 48,012,532
GrowGeneration Corp.
(a)(b)
.............. 555,776 1,183,803
Haverty Furniture Cos., Inc. ............. 133,970 3,680,156
J Jill, Inc. ......................... 5,093 125,644
Lands' End, Inc.
(a)
................... 135,969 2,348,185

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Value ETF
48
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Leslie's, Inc.
(a)(b)
..................... 670,949 $ 2,120,199
MarineMax, Inc.
(a)
.................... 201,842 7,118,967
Monro, Inc. ........................ 276,632 7,983,599
National Vision Holdings, Inc.
(a)
.......... 694,687 7,579,035
ODP Corp. (The)
(a)
................... 332,968 9,905,798
OneWater Marine, Inc. , Class A
(a)(b)
........ 111,890 2,675,290
Petco Health & Wellness Co., Inc.
(a)(b)
...... 782,494 3,560,348
RealReal, Inc. (The)
(a)(b)
................ 286,882 900,809
RumbleON, Inc. , Class B
(a)(b)
............ 146,202 700,308
Sally Beauty Holdings, Inc.
(a)(b)
........... 973,407 13,209,133
Shoe Carnival, Inc. ................... 172,948 7,583,770
Signet Jewelers Ltd. .................. 403,908 41,659,071
Sleep Number Corp.
(a)(b)
............... 203,746 3,732,627
Sonic Automotive, Inc. , Class A .......... 98,961 5,787,239
Stitch Fix, Inc. , Class A
(a)(b)
.............. 842,220 2,375,060
ThredUp, Inc. , Class A
(a)(b)
.............. 636,907 536,276
Tile Shop Holdings, Inc.
(a)
.............. 185,412 1,221,865
Tilly's, Inc. , Class A
(a)
................. 151,345 771,859
Urban Outfitters, Inc.
(a)
................ 439,132 16,823,147
Victoria's Secret & Co.
(a)
............... 572,090 14,702,713
Winmark Corp. ..................... 27,052 10,359,022
Zumiez, Inc.
(a)(b)
..................... 158,271 3,371,172
360,875,303
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure, Inc. , Class A
(b)
........... 35,902 503,346
Corsair Gaming, Inc.
(a)(b)
............... 354,868 2,469,881
Diebold Nixdorf, Inc.
(a)
................. 243,766 10,886,590
Eastman Kodak Co.
(a)(b)
................ 578,338 2,729,755
Immersion Corp. .................... 288,662 2,574,865
Turtle Beach Corp.
(a)(b)
................. 72,046 1,105,186
Xerox Holdings Corp. ................. 1,102,420 11,443,120
31,712,743
Textiles, Apparel & Luxury Goods — 0.2%
Figs, Inc. , Class A
(a)(b)
................. 1,149,276 7,861,048
G-III Apparel Group Ltd.
(a)(b)
............. 383,918 11,717,177
Movado Group, Inc. .................. 140,306 2,609,692
Oxford Industries, Inc. ................ 42,517 3,688,775
Rocky Brands, Inc. ................... 44,397 1,414,489
Superior Group of Cos., Inc. ............ 109,066 1,689,432
Vera Bradley, Inc.
(a)
.................. 235,222 1,284,312
30,264,925
Tobacco — 0.2%
Turning Point Brands, Inc. .............. 22,800 983,820
Universal Corp. ..................... 227,117 12,062,184
Vector Group Ltd. ................... 1,173,329 17,506,069
30,552,073
Trading Companies & Distributors — 1.3%
Beacon Roofing Supply, Inc.
(a)
........... 41,563 3,592,290
BlueLinx Holdings, Inc.
(a)
............... 80,212 8,455,949
Boise Cascade Co. .................. 196,369 27,684,102
Custom Truck One Source, Inc.
(a)(b)
........ 148,307 511,659
Distribution Solutions Group, Inc.
(a)(b)
....... 12,300 473,673
DNOW, Inc.
(a)
...................... 994,915 12,864,251
DXP Enterprises, Inc.
(a)
................ 107,686 5,746,125
EVI Industries, Inc. ................... 6,853 132,469
GATX Corp. ....................... 335,836 44,481,478
GMS, Inc.
(a)
........................ 41,510 3,759,561
H&E Equipment Services, Inc. ........... 25,150 1,224,302
Hudson Technologies, Inc.
(a)
............ 356,650 2,974,461
MRC Global, Inc.
(a)
................... 796,768 10,150,824
Rush Enterprises, Inc. , Class A .......... 575,272 30,391,620
Rush Enterprises, Inc. , Class B .......... 82,887 3,974,431
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Titan Machinery, Inc.
(a)(b)
............... 194,281 $ 2,706,334
Willis Lease Finance Corp.
(b)
............ 27,365 4,072,186
163,195,715
Water Utilities — 0.6%
American States Water Co. ............. 152,724 12,720,382
California Water Service Group .......... 403,254 21,864,432
Consolidated Water Co. Ltd. ............ 107,330 2,705,789
Middlesex Water Co. ................. 144,751 9,443,555
Pure Cycle Corp.
(a)
................... 177,693 1,913,754
SJW Group ........................ 309,043 17,958,489
York Water Co. (The) ................. 112,954 4,231,257
70,837,658
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)(b)
...................... 338,684 2,431,751
Spok Holdings, Inc. .................. 171,235 2,578,799
Telephone & Data Systems, Inc. .......... 930,198 21,627,104
26,637,654
Total Common Stocks — 99.7%
(Cost: $12,496,456,307) ............................ 12,508,795,441
Rights
Biotechnology — 0.0%
(a)(c)
Contra Aduro Biotech I, CVR ............ 19,180 9,206
Contra Chinook Therape, CVR .......... 381,225 320,229
Inhibrx, Inc., CVR
(b)
.................. 106,185 118,927
448,362
Total Rights — 0.0%
(Cost: $217,433) ................................. 448,362
Warrants
Health Care Equipment & Supplies — 0.0%
(a)(b)
Pulse Biosciences, Inc. (1 Share for 1 Warrant,
Expires 06/26/29, Strike Price USD 11.00) . 11,820 38,651
Pulse Biosciences, Inc. (1 Share for 1 Warrant,
Expires 06/27/29) ................. 11,820 38,652
Oil, Gas & Consumable Fuels — 0.0%
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/25, Strike Price USD 133.70)
(a)
.... 21,281 274,312
Total Warrants — 0.0%
(Cost: $1,746,784) ............................... 351,615
Total Long-Term Investments — 99.7%
(Cost: $12,498,420,524) ............................ 12,509,595,418

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Value ETF
Schedules of Investments
49
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.7%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.05%
(h)
.................. 822,588,328 $ 823,246,399
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.88% ................... 18,883,469 18,883,469
Total Short-Term Securities — 6.7%
(Cost: $841,420,959) .............................. 842,129,868
Total Investments — 106.4%
(Cost: $ 13,339,841,483 ) ............................ 13,351,725,286
Liabilities in Excess of Other Assets — (6.4)% ............. (798,795,152)
Net Assets — 100.0% ...............................
$ 12,552,930,134
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $516,503, representing less than 0.05% of its net assets as of period end, and an original cost of $17,290.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Sh ares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 934,241,356 $ — $ (111,233,437)
(a)
$ 83,262 $ 155,218 $ 823,246,399 822,588,328 $ 5,378,066
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 25,050,880 — (6,167,411)
(a)
— — 18,883,469 18,883,469 738,989 —
$ 83,262 $ 155,218 $ 842,129,868 $ 6,117,055 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Value ETF
50
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 397 12/20/24 $ 44,647 $ 335,340
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 335,340 $ — $ — $ — $ 335,340
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 2,585,502 $ — $ — $ — $ 2,585,502
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (521,363) $ — $ — $ — $ (521,363)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 22,323,310

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2000 Value ETF
Schedules of Investments
51
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,508,278,937 $ 516,503 $ 1 $ 12,508,795,441
Rights ................................................ — — 448,362 448,362
Warrants .............................................. 274,312 77,303 — 351,615
Short-Term Securities
Money Market Funds ...................................... 842,129,868 — — 842,129,868
$ 13,350,683,117 $ 593,806 $ 448,363 $ 13,351,725,286
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 335,340 $ — $ — $ 335,340
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)
September 30, 2024
2024
iShares Semi-Annual Financial Statements and Additional Information
52
See notes to financial statements.
iShares Russell
2000 ETF
iShares Russell
2000 Growth
ETF
iShares Russell
2000 Value ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 69,387,370,012 $ 12,035,813,278 $ 12,509,595,418
Investments, at value — affiliated
(c)
............................................................ 7,480,640,895 1,920,673,018 842,129,868
Cash ............................................................................... — 478,101 —
Cash pledged:
Futures contracts ...................................................................... 7,988,000 1,833,000 2,322,000
Receivables: – – –
Investment s sold ...................................................................... 8,123,518 — 3,190,198
Securities lending income — affiliated ........................................................ 5,526,804 1,384,332 563,566
Dividends — unaffiliated ................................................................. 60,421,276 1,853,161 19,901,142
Dividends — affiliated ................................................................... 523,712 114,304 160,249
Variation margin on futures contracts ......................................................... 167,248 43,912 56,200
Total a ssets ...........................................................................
76,950,761,465 13,962,193,106 13,377,918,641
LIABILITIES
Bank overdraft .......................................................................... 76,596 — 74,545
Collateral on securities loaned ............................................................... 7,389,765,001 1,896,224,751 822,528,386
Payables: – – –
Investment advisory fees ................................................................. 10,681,416 2,248,316 2,385,576
Total li abilities ..........................................................................
7,400,523,013 1,898,473,067 824,988,507
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 69,550,238,452 $ 12,063,720,039 $ 12,552,930,134
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 102,346,274,021 $ 14,254,337,418 $ 14,261,665,353
Accumulated loss ....................................................................... (32,796,035,569) (2,190,617,379) (1,708,735,219)
NET ASSETS ..........................................................................
$ 69,550,238,452 $ 12,063,720,039 $ 12,552,930,134
NET ASSET VALUE
Shares outstanding ......................................................................
314,750,000 42,450,000 75,200,000
Net asset value .........................................................................
$ 220.97 $ 284.19 $ 166.93
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated ..................................................... $ 87,127,585,903 $ 11,051,951,274 $ 12,498,420,524
(b)
  Securities loaned, at value .......................................................... $ 7,111,493,031 $ 1,834,599,256 $ 784,057,060
(c)
  Investments, at cost — affiliated ....................................................... $ 7,474,069,552 $ 1,919,098,748 $ 841,420,959

Statements of Operations
(unaudited)

Six Months Ended September 30, 2024
53
Statements of Operations
See notes to financial statements.
iShares Russell
2000 ETF
iShares Russell
2000 Growth
ETF
iShares Russell
2000 Value ETF
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ 459,431,782 $ 35,542,167 $ 116,220,880
Dividends — affiliated ................................................................... 3,740,976 676,631 738,989
Interest — unaffiliated ................................................................... 589,734 91,967 112,216
Securities lending income — affiliated — net ................................................... 40,581,436 9,659,092 5,378,066
Foreign taxes withheld .................................................................. (907,502) (78,701) (260,995)
Total investment income ...................................................................
503,436,426 45,891,156 122,189,156
EXPENSES
Investment advisory .................................................................... 60,717,286 13,337,184 14,159,042
Interest expense ...................................................................... 5,789 503 1,115
Total expenses .........................................................................
60,723,075 13,337,687 14,160,157
Net investment income ....................................................................
442,713,351 32,553,469 108,028,999
REALIZED AND UNREALIZED GAIN (LOSS) $ 2,564,313,780 $ 522,612,854 $ 559,184,306
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. (1,822,850,163) (34,052,924) 177,183,419
Investments — affiliated ............................................................... (22,417) (19,367) 83,262
Foreign currency transactions ........................................................... 2,553 (1,049) 1,950
Futures contracts .................................................................... (9,435,657) (163,738) 2,585,502
In-kind redemptions — unaffiliated
(a)
....................................................... 4,999,476,303 257,338,442 272,512,958
3,167,170,619 223,101,364 452,367,091
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. (603,474,295) 299,151,812 107,183,361
Investments — affiliated ............................................................... 2,398,686 574,002 155,218
Futures contracts .................................................................... (1,781,228) (214,325) (521,363)
(602,856,837) 299,511,489 106,817,216
Net realized and unrealized gain .............................................................
2,564,313,782 522,612,853 559,184,307
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 3,007,027,133 $ 555,166,322 $ 667,213,306
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2024
iShares Semi-Annual Financial Statements and Additional Information
54
See notes to financial statements.
iShares Russell 2000 ETF iShares Russell 2000 Growth ETF
Six Months Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Six Months Ended
09/30/24
(unaudited)
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 442,713,351 $ 765,927,415 $ 32,553,469 $ 64,050,550
Net realized gain ................................................ 3,167,170,619 3,008,970,813 223,101,364 202,380,274
Net change in unrealized appreciation (depreciation) ........................ (602,856,837) 6,600,043,339 299,511,489 1,713,894,843
Net increase in net assets resulting from operations ...........................
3,007,027,133 10,374,941,567 555,166,322 1,980,325,667
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(405,388,554)
(b)
(780,867,167) (38,556,195)
(b)
(73,193,238)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
1,453,481,873 6,192,468,565 (108,649,968) 370,405,257
NET ASSETS
Total increase in net assets ........................................... 4,055,120,452 15,786,542,965 407,960,159 2,277,537,686
Beginning of period ................................................
65,495,118,000 49,708,575,035 11,655,759,880 9,378,222,194
End of period ....................................................
$ 69,550,238,452 $ 65,495,118,000 $ 12,063,720,039 $ 11,655,759,880
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
55
Statements of Changes in Net Assets
See notes to financial statements.
iShares Russell 2000 Value ETF
Six Months Ended
09/30/24
(unaudited)
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 108,028,999 $ 219,987,187
Net realized gain (loss) .............................................................................. 452,367,091 (11,799,462)
Net change in unrealized appreciation (depreciation) .......................................................... 106,817,216 1,756,720,592
Net increase in net assets resulting from operations .............................................................
667,213,306 1,964,908,317
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(114,864,653)
(b)
(238,570,923)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net decrease in net assets derived from capital share transactions ...................................................
(541,261,967) (630,024,534)
NET ASSETS
Total increase in net assets ............................................................................. 11,086,686 1,096,312,860
Beginning of period ..................................................................................
12,541,843,448 11,445,530,588
End of period ......................................................................................
$ 12,552,930,134 $ 12,541,843,448
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Financial Statements and Additional Information
56
See notes to financial statements.
iShares Russell 2000 ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period ................
$ 210.56  $ 178.62  $ 205.42  $ 220.43  $ 114.62  $ 153.10
Net investment income
(a)
........................
1 .44  2 .58  2 .67  1 .97  1 .73  1 .83
Net realized and unrealized gain (loss)
(b)
..............
10.28  31.95  (26.65) (14.89) 106.10  (38.22)
Net increase (decrease) from investment operations ....... 11.72  34.53  (23.98) (12.92) 107.83  (36.39)
Distributions from net investment income
(c)
........... (1.31)
(d)
(2.59) (2.82) (2.09) (2.02) (2.09)
Net asset value, end of period ..................... $ 220.97  $ 210.56  $ 178.62  $ 205.42  $ 220.43  $ 114.62
Total Return
(e)
— — — — — —
Based on net asset value ......................... 5.60%
(f)
19.51% (11.63)% (5.92)% 94.67% (24.04)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.19%
(h)
0.19% 0.19% 0.19% 0.19% 0.19%
Net investment income ...........................
1.38%
(h)
1.38% 1.47% 0.90% 1.01% 1.19%
Supplemental Data
Net assets, end of period (000) ..................... $ 69,550,238  $ 65,495,118  $ 49,708,575  $ 61,953,275  $ 69,303,587  $ 32,602,673
Portfolio turnover rate
(i)
........................... 13% 17% 18% 23% 20% 18%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
57
Financial Highlights
See notes to financial statements.
iShares Russell 2000 Growth ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period ................
$ 271.06  $ 227.08  $ 256.05  $ 300.18  $ 158.74  $ 196.60
Net investment income
(a)
........................
0 .77  1 .52  1 .80  0 .67  1 .02  1 .32
Net realized and unrealized gain (loss)
(b)
..............
13.27  44.19  (28.92) (43.86) 141.60  (37.65)
Net increase (decrease) from investment operations ....... 14.04  45.71  (27.12) (43.19) 142.62  (36.33)
Distributions from net investment income
(c)
........... (0.91)
(d)
(1.73) (1.85) (0.94) (1.18) (1.53)
Net asset value, end of period ..................... $ 284.19  $ 271.06  $ 227.08  $ 256.05  $ 300.18  $ 158.74
Total Return
(e)
— — — — — —
Based on net asset value ......................... 5.19%
(f)
20.23% (10.55)% (14.42)% 90.06% (18.61)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.24%
(h)
0.24% 0.24% 0.23% 0.24% 0.24%
Net investment income ...........................
0.58%
(h)
0.64% 0.80% 0.23% 0.42% 0.66%
Supplemental Data
Net assets, end of period (000) ..................... $ 12,063,720  $ 11,655,760  $ 9,378,222  $ 10,830,819  $ 12,082,282  $ 6,936,895
Portfolio turnover rate
(i)
........................... 26% 34% 35% 40% 35% 33%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Financial Statements and Additional Information
58
See notes to financial statements.
iShares Russell 2000 Value ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period ................
$ 159.06  $ 137.24  $ 161.43  $ 159.14  $ 82.34  $ 119.84
Net investment income
(a)
........................
1 .43  2 .78  2 .89  2 .26  1 .84  2 .07
Net realized and unrealized gain (loss)
(b)
..............
7.97  22.07  (23.96) 2.61  77.01  (37.17)
Net increase (decrease) from investment operations ....... 9.40  24.85  (21.07) 4.87  78.85  (35.10)
Distributions from net investment income
(c)
........... (1.53)
(d)
(3.03) (3.12) (2.58) (2.05) (2.40)
Net asset value, end of period ..................... $ 166.93  $ 159.06  $ 137.24  $ 161.43  $ 159.14  $ 82.34
Total Return
(e)
— — — — — —
Based on net asset value ......................... 5.96%
(f)
18.35% (13.04)% 3.07% 96.79% (29.79)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.24%
(h)
0.24% 0.24% 0.23% 0.24% 0.24%
Net investment income ...........................
1.81%
(h)
1.95% 1.99% 1.39% 1.57% 1.74%
Supplemental Data
Net assets, end of period (000) ..................... $ 12,552,930  $ 12,541,843  $ 11,445,531  $ 14,658,000  $ 16,319,316  $ 6,607,533
Portfolio turnover rate
(i)
........................... 23% 29% 32% 35% 28% 25%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
59
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
Russell 2000 ........................................................................................................ Diversified
Russell 2000 Growth .................................................................................................. Diversified
Russell 2000 Value ................................................................................................... Diversified

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
60
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more

Notes to Financial Statements
(unaudited) (continued)
61
Notes to Financial Statements
risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Russell 2000
Barclays Bank plc ...................................... $ 465,506,554 $ (465,506,554) $ – $ –
Barclays Capital, Inc. ................................... 64,548,592 (64,548,592) – –
BMO Capital Markets Corp. ............................... 360,510 (360,510) – –
BNP Paribas SA ....................................... 804,701,459 (804,701,459) – –
BofA Securities, Inc. .................................... 425,446,464 (425,446,464) – –
Citadel Clearing LLC .................................... 11,351,004 (11,351,004) – –
Citigroup Global Markets, Inc. .............................. 266,544,974 (266,544,974) – –
Credit Suisse Securities (USA) LLC .......................... 1,705 (1,705) – –
Deutsche Bank Securities, Inc. ............................. 1,473,084 (1,473,084) – –
Goldman Sachs & Co. LLC ............................... 1,189,878,414 (1,189,878,414) – –
HSBC Bank plc ....................................... 48,096,512 (48,096,512) – –
ING Financial Markets LLC ............................... 86,056 (86,056) – –
J.P. Morgan Securities LLC ............................... 1,697,936,257 (1,697,936,257) – –
Jefferies LLC ......................................... 63,827,331 (63,827,331) – –
Mizuho Securities USA LLC ............................... 77,120 (77,120) – –
Morgan Stanley ....................................... 944,325,315 (944,325,315) – –
National Financial Services LLC ............................ 301,614,543 (301,614,543) – –
Natixis SA ........................................... 176,599,780 (176,599,780) – –
Nomura Securities International, Inc. ......................... 12,713,855 (12,713,855) – –
Pershing LLC ......................................... 250,961 (250,961) – –
RBC Capital Markets LLC ................................ 284,878 (284,878) – –
Scotia Capital (USA), Inc. ................................ 6,286,417 (6,286,417) – –
SG Americas Securities LLC .............................. 6,069,167 (6,069,167) – –
State Street Bank & Trust Co. .............................. 127,405,068 (127,405,068) – –
Toronto-Dominion Bank (The) .............................. 46,614,992 (46,614,992) – –
UBS AG ............................................ 114,302,570 (114,302,570) – –
UBS Securities LLC .................................... 9,935,273 (9,935,273) – –
Virtu Americas LLC ..................................... 7,012,529 (7,012,529) – –
Wells Fargo Bank NA ................................... 177,532,343 (177,532,343) – –
Wells Fargo Securities LLC ............................... 140,709,304 (140,709,304) – –
$ 7,111,493,031 $ (7,111,493,031) $ – $ –
Russell 2000 Growth
Barclays Bank plc ...................................... $ 82,987,974 $ (82,987,974) $ – $ –
Barclays Capital, Inc. ................................... 12,435,017 (12,435,017) – –
BMO Capital Markets Corp. ............................... 314,295 (314,295) – –
BNP Paribas SA ....................................... 260,413,346 (260,413,346) – –

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
62
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Russell 2000 Growth (continued)
BofA Securities, Inc. .................................... 96,102,439 (96,102,439) – –
Citadel Clearing LLC .................................... 13,592,557 (13,500,386) – 92,171
(b)
Citigroup Global Markets, Inc. .............................. 112,881,792 (112,881,792) – –
Credit Suisse Securities (USA) LLC .......................... 1,160 (1,160) – –
Goldman Sachs & Co. LLC ............................... 233,130,325 (233,130,325) – –
HSBC Bank plc ....................................... 20,091,882 (20,091,882) – –
J.P. Morgan Securities LLC ............................... 414,447,183 (414,447,183) – –
Jefferies LLC ......................................... 5,065,065 (5,065,065) – –
Mizuho Securities USA LLC ............................... 1,020,307 (1,020,307) – –
Morgan Stanley ....................................... 232,908,009 (232,908,009) – –
National Financial Services LLC ............................ 67,573,421 (67,573,421) – –
Natixis SA ........................................... 33,292,680 (33,292,680) – –
Nomura Securities International, Inc. ......................... 387,104 (387,104) – –
RBC Capital Markets LLC ................................ 2,790,778 (2,790,778) – –
Scotia Capital (USA), Inc. ................................ 1,914,633 (1,914,633) – –
SG Americas Securities LLC .............................. 622,440 (622,440) – –
State Street Bank & Trust Co. .............................. 66,075,530 (66,075,530) – –
Toronto-Dominion Bank (The) .............................. 56,286,680 (56,286,680) – –
UBS AG ............................................ 27,974,695 (27,974,695) – –
UBS Securities LLC .................................... 2,325,658 (2,325,658) – –
Virtu Americas LLC ..................................... 784,421 (784,421) – –
Wells Fargo Bank NA ................................... 53,648,194 (53,648,194) – –
Wells Fargo Securities LLC ............................... 35,531,671 (35,531,671) – –
$ 1,834,599,256 $ (1,834,507,085) $ – $ 92,171
Russell 2000 Value
Barclays Bank plc ...................................... $ 75,816,224 $ (75,816,224) $ – $ –
Barclays Capital, Inc. ................................... 7,935,604 (7,935,604) – –
BMO Capital Markets Corp. ............................... 248,384 (248,384) – –
BNP Paribas SA ....................................... 72,240,523 (72,240,523) – –
BofA Securities, Inc. .................................... 36,822,328 (36,822,328) – –
Citadel Clearing LLC .................................... 346,432 (346,432) – –
Citigroup Global Markets, Inc. .............................. 30,610,091 (30,610,091) – –
Deutsche Bank Securities, Inc. ............................. 107,850 (107,850) – –
Goldman Sachs & Co. LLC ............................... 163,746,264 (163,746,264) – –
HSBC Bank plc ....................................... 8,212,903 (8,212,903) – –
J.P. Morgan Securities LLC ............................... 183,821,087 (183,821,087) – –
Jefferies LLC ......................................... 6,680,687 (6,680,687) – –
Mizuho Securities USA LLC ............................... 2,072,429 (2,072,429) – –
Morgan Stanley ....................................... 85,225,972 (85,225,972) – –
National Financial Services LLC ............................ 16,898,058 (16,898,058) – –
Natixis SA ........................................... 17,271,501 (17,271,501) – –
Nomura Securities International, Inc. ......................... 193,322 (193,322) – –
Pershing LLC ......................................... 71,500 (71,500) – –
RBC Capital Markets LLC ................................ 368,834 (368,834) – –
Scotia Capital (USA), Inc. ................................ 5,006,286 (5,006,286) – –
SG Americas Securities LLC .............................. 2,191,361 (2,191,361) – –
State Street Bank & Trust Co. .............................. 8,685,561 (8,685,561) – –
Toronto-Dominion Bank (The) .............................. 1,140,625 (1,140,625) – –
UBS AG ............................................ 22,346,666 (22,346,666) – –
UBS Securities LLC .................................... 5,229,333 (5,229,333) – –
Virtu Americas LLC ..................................... 424,939 (424,939) – –
Wells Fargo Bank NA ................................... 17,473,861 (17,473,861) – –
Wells Fargo Securities LLC ............................... 12,868,435 (12,868,435) – –
$ 784,057,060 $ (784,057,060) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
63
Notes to Financial Statements
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to each of the iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other
iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $46 billion ................................................................................................... 0.2000%
Over $46 billion, up to and including $81 billion .............................................................................. 0.1900
Over $81 billion, up to and including $111 billion ............................................................................. 0.1805
Over $111 billion, up to and including $141 billion ............................................................................ 0.1715
Over $141 billion, up to and including $171 billion ............................................................................ 0.1630
Over $171 billion .................................................................................................. 0.1548
Aggregate Average Daily Net Assets Investment Advisory Fees
First $46 billion ................................................................................................... 0.2500%
Over $46 billion, up to and including $81 billion .............................................................................. 0.2375
Over $81 billion, up to and including $111 billion ............................................................................. 0.2257
Over $111 billion, up to and including $141 billion ............................................................................ 0.2144
Over $141 billion, up to and including $171 billion ............................................................................ 0.2037
Over $171 billion .................................................................................................. 0.1935

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
64
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
September 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
Russell 2000 ............................................................................................................ $ 10,860,196
Russell 2000 Growth ...................................................................................................... 2,623,909
Russell 2000 Value ....................................................................................................... 1,412,509
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Russell 2000 ......................................................................... $ 976,494,193 $ 2,401,893,537 $ 17,845,820
Russell 2000 Growth ................................................................... 1,373,920,073 1,797,511,283 (264,491,025)
Russell 2000 Value .................................................................... 868,873,875 1,851,508,195 372,765,403
iShares ETF Purchases Sales
Russell 2000 ......................................................................................... $ 8,536,130,922 $ 8,393,112,179
Russell 2000 Growth ................................................................................... 3,013,793,861 3,000,046,673
Russell 2000 Value .................................................................................... 2,785,564,469 2,822,677,398
iShares ETF
In-kind
Purchases
In-kind
Sales
Russell 2000 ......................................................................................... $ 47,633,917,529 $ 46,235,002,699
Russell 2000 Growth ................................................................................... 789,879,921 896,931,719
Russell 2000 Value .................................................................................... 855,876,793 1,348,035,129

Notes to Financial Statements
(unaudited) (continued)
65
Notes to Financial Statements
As of March 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains  as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
;
As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject .
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Russell 2000 ........................................................................................................ $ (17,278,597,264)
Russell 2000 Growth .................................................................................................. (3,253,512,827)
Russell 2000 Value ................................................................................................... (2,021,038,790)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Russell 2000 .................................................... $ 95,630,945,728 $ 3,036,230,844 $ (21,795,840,687) $ (18,759,609,843)
Russell 2000 Growth ............................................... 13,132,625,386 2,240,982,820 (1,416,242,737) 824,740,083
Russell 2000 Value ................................................ 13,484,431,789 1,729,248,518 (1,861,619,681) (132,371,163)

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
66
bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Six Months Ended
09/30/24
Year Ended
03/31/24
iShares ETF Shares Amount Shares Amount
Russell 2000
Shares sold 237,850,000 $ 50,603,176,004 487,900,000 $ 90,794,325,281
Shares redeemed (234,150,000) (49,149,694,131) (455,150,000) (84,601,856,716)
3,700,000 $ 1,453,481,873 32,750,000 $ 6,192,468,565
Russell 2000 Growth
Shares sold 2,900,000 $ 802,583,715 13,700,000 $ 3,194,892,181
Shares redeemed (3,450,000) (911,233,683) (12,000,000) (2,824,486,924)
(550,000) $ (108,649,968) 1,700,000 $ 370,405,257
Russell 2000 Value
Shares sold 5,950,000 $ 964,468,490 17,950,000 $ 2,558,416,540
Shares redeemed (9,600,000) (1,505,730,457) (22,500,000) (3,188,441,074)
(3,650,000) $ (541,261,967) (4,550,000) $ (630,024,534)

Notes to Financial Statements
(unaudited) (continued)
67
Notes to Financial Statements
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
2024
iShares Semi-Annual Financial Statements and Additional Information
68
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
69
Board Review and Approval of Investment Advisory Contract
iShares Russell 2000 ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by
Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the
Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also noted the tradability, liquidity and developed capital markets ecosystem associated with the Fund that differentiates it from other ETFs in the marketplace.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.
Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the
Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.

Board Review and Approval of Investment Advisory Contract
(continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
70
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund or have a similar investment strategy or mandate, and have investment advisory fee rates and overall expenses (net of any waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) of the Fund, the Board considered management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes,
BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be

Board Review and Approval of Investment Advisory Contract
(continued)
71
Board Review and Approval of Investment Advisory Contract
disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Russell 2000 Growth ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed

Board Review and Approval of Investment Advisory Contract
(continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
72
and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be

Board Review and Approval of Investment Advisory Contract
(continued)
73
Board Review and Approval of Investment Advisory Contract
disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Russell 2000 Value ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed

Board Review and Approval of Investment Advisory Contract
(continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
74
and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be

Board Review and Approval of Investment Advisory Contract
(continued)
75
Board Review and Approval of Investment Advisory Contract
disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
2024
iShares Semi-Annual Financial Statements and Additional Information
76
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2024
2024 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares Micro-Cap ETF | IWC | NYSE Arca
iShares Russell 2500 ETF | SMMD | Cboe BZX
iShares Russell Mid-Cap ETF | IWR | NYSE Arca
iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca

Page
2

Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
Micro-Cap ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.3%
AerSale Corp.
(a)
..................... 77,096 $ 389,335
Archer Aviation, Inc. , Class A
(a)(b)
.......... 534,627 1,619,920
Astronics Corp.
(a)
.................... 65,514 1,276,213
Byrna Technologies, Inc.
(a)(b)
............. 39,816 675,677
Cadre Holdings, Inc. .................. 59,969 2,275,824
CPI Aerostructures, Inc.
(a)(b)
............. 26,043 89,588
Ducommun, Inc.
(a)
................... 31,142 2,050,078
Innovative Solutions & Support, Inc.
(a)
...... 33,123 215,962
Intuitive Machines, Inc. , Class A
(a)(b)
........ 65,627 528,297
National Presto Industries, Inc. ........... 11,947 897,698
Optex Systems Holdings, Inc.
(a)(b)
......... 8,900 67,907
Park Aerospace Corp. ................. 42,718 556,616
Redwire Corp.
(a)(b)
.................... 51,405 353,152
Terran Orbital Corp.
(a)(b)
................ 354,093 88,948
Virgin Galactic Holdings, Inc.
(a)(b)
.......... 43,404 264,764
VirTra, Inc.
(a)(b)
...................... 24,320 151,270
11,501,249
Air Freight & Logistics — 0.1%
(a)
Air T, Inc.
(b)
........................ 2,232 36,069
Freightos Ltd. ...................... 29,675 42,732
Radiant Logistics, Inc. ................ 81,322 522,901
601,702
Automobile Components — 0.3%
(a)
Cooper-Standard Holdings, Inc. .......... 38,787 537,976
Holley, Inc. ........................ 107,161 316,125
Motorcar Parts of America, Inc.
(b)
......... 43,577 322,034
Solid Power, Inc. , Class A
(b)
............. 353,076 476,653
Stoneridge, Inc. ..................... 62,513 699,520
Strattec Security Corp.
(b)
............... 8,289 353,609
Superior Industries International, Inc. ...... 49,634 150,887
Sypris Solutions, Inc.
(b)
................ 28,654 45,846
2,902,650
Automobiles — 0.0%
(a)(b)
Canoo, Inc. , Class A .................. 150,725 148,238
Cenntro, Inc. ....................... 58,146 68,031
Envirotech Vehicles, Inc. ............... 25,113 45,203
261,472
Banks — 16.9%
1895 Bancorp of Wisconsin, Inc.
(a)(b)
....... 11,879 119,978
ACNB Corp. ....................... 19,037 831,346
Affinity Bancshares, Inc.
(a)
.............. 10,147 217,247
Amalgamated Financial Corp. ........... 41,067 1,288,272
Amerant Bancorp, Inc. , Class A .......... 68,337 1,460,362
AmeriServ Financial, Inc. .............. 35,297 92,125
Ames National Corp.
(b)
................ 20,146 367,262
Arrow Financial Corp. ................. 37,927 1,086,988
Auburn National Bancorp, Inc. ........... 5,225 119,652
Bank First Corp. .................... 22,568 2,046,918
Bank of Marin Bancorp ................ 36,933 741,984
Bank of the James Financial Group, Inc. .... 9,271 127,384
Bank7 Corp. ....................... 9,174 343,750
BankFinancial Corp. .................. 21,908 266,839
Bankwell Financial Group, Inc. ........... 14,889 445,926
Bar Harbor Bankshares ............... 34,567 1,066,046
BayCom Corp. ..................... 24,262 575,495
Bayfirst Financial Corp. ................ 8,122 106,804
BCB Bancorp, Inc. ................... 34,421 424,755
Blue Foundry Bancorp
(a)
............... 47,845 490,411
Blue Ridge Bankshares, Inc.
(a)
........... 118,611 332,111
Bogota Financial Corp.
(a)(b)
.............. 9,486 78,639
Security
Shares
Shares Value
Banks (continued)
Bridgewater Bancshares, Inc.
(a)(b)
......... 45,979 $ 651,522
Broadway Financial Corp.
(a)
............. 9,413 60,620
Burke & Herbert Financial Services Corp. ... 31,149 1,899,777
Business First Bancshares, Inc. .......... 55,161 1,415,983
BV Financial, Inc.
(a)(b)
................. 22,489 345,206
Byline Bancorp, Inc. .................. 71,989 1,927,145
C&F Financial Corp. .................. 7,175 418,661
California Bancorp
(a)
.................. 56,012 828,417
Camden National Corp. ............... 33,544 1,386,038
Capital Bancorp, Inc. ................. 21,287 547,289
Capital City Bank Group, Inc. ............ 31,832 1,123,351
Carter Bankshares, Inc.
(a)
.............. 52,515 913,236
Catalyst Bancorp, Inc.
(a)(b)
.............. 9,441 107,627
CB Financial Services, Inc. ............. 10,877 304,121
Central Pacific Financial Corp. ........... 56,795 1,676,020
Central Plains Bancshares, Inc.
(a)(b)
........ 8,452 106,157
CF Bankshares, Inc. .................. 8,372 181,254
CFSB Bancorp, Inc.
(a)
................. 6,337 43,725
Chemung Financial Corp. .............. 7,540 362,071
ChoiceOne Financial Services, Inc. ........ 19,126 591,185
Citizens & Northern Corp. .............. 34,126 671,941
Citizens Community Bancorp, Inc. ........ 23,026 326,278
Citizens Financial Services, Inc. .......... 10,360 608,650
Civista Bancshares, Inc. ............... 35,332 629,616
CNB Financial Corp. .................. 47,609 1,145,473
Coastal Financial Corp.
(a)(b)
............. 25,745 1,389,973
Colony Bankcorp, Inc. ................ 38,292 594,292
Community Trust Bancorp, Inc. .......... 35,323 1,754,140
Community West Bancshares ........... 38,969 750,543
ConnectOne Bancorp, Inc. ............. 83,465 2,090,798
CrossFirst Bankshares, Inc.
(a)
............ 104,681 1,747,126
Dime Community Bancshares, Inc. ........ 79,769 2,297,347
Eagle Bancorp Montana, Inc. ............ 16,946 267,577
ECB Bancorp, Inc.
(a)
.................. 18,403 263,531
Enterprise Bancorp, Inc. ............... 22,742 726,834
Equity Bancshares, Inc. , Class A ......... 33,118 1,353,864
Esquire Financial Holdings, Inc. .......... 16,211 1,057,119
ESSA Bancorp, Inc. .................. 19,237 369,735
Evans Bancorp, Inc. .................. 11,986 467,094
Farmers & Merchants Bancorp, Inc. ....... 29,256 808,928
Farmers National Banc Corp. ............ 83,624 1,264,395
Fidelity D&D Bancorp, Inc. .............. 10,970 541,260
Financial Institutions, Inc. .............. 35,045 892,596
Finward Bancorp .................... 9,517 304,354
Finwise Bancorp
(a)(b)
.................. 23,803 371,327
First Bancorp, Inc. (The) ............... 24,828 653,473
First Bancshares, Inc. (The) ............. 70,074 2,251,478
First Bank ......................... 48,272 733,734
First Business Financial Services, Inc. ...... 18,199 829,692
First Capital, Inc. .................... 7,300 255,208
First Community Bankshares, Inc. ........ 38,987 1,682,289
First Community Corp. ................ 16,972 363,880
First Financial Corp. .................. 26,396 1,157,465
First Financial Northwest, Inc. ........... 16,124 363,112
First Foundation, Inc. ................. 144,429 901,237
First Guaranty Bancshares, Inc. .......... 13,892 147,950
First Internet Bancorp ................. 18,683 640,080
First Mid Bancshares, Inc. .............. 52,516 2,043,398
First National Corp. .................. 11,924 208,670
First Northwest Bancorp ............... 17,667 189,037
First of Long Island Corp. (The) .......... 49,438 636,267
First Savings Financial Group, Inc. ........ 12,821 305,268
First Seacoast Bancorp
(a)
.............. 10,122 91,807
First United Corp. ................... 13,908 415,015
First US Bancshares, Inc. .............. 11,709 135,590

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Micro-Cap ETF
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Western Financial, Inc.
(a)
........... 18,830 $ 376,600
Five Star Bancorp ................... 38,454 1,143,237
Flushing Financial Corp. ............... 63,367 923,891
Franklin Financial Services Corp. ......... 9,745 293,617
FS Bancorp, Inc. .................... 15,298 680,608
FVCBankcorp, Inc.
(a)
.................. 37,538 489,871
German American Bancorp, Inc. .......... 65,757 2,548,084
Great Southern Bancorp, Inc. ............ 19,914 1,141,271
Greene County Bancorp, Inc. ............ 16,071 496,594
Guaranty Bancshares, Inc. ............. 18,401 632,626
Hanmi Financial Corp. ................ 65,695 1,221,927
Hanover Bancorp, Inc.
(b)
............... 12,675 226,756
HarborOne Bancorp, Inc. .............. 88,438 1,147,925
Hawthorn Bancshares, Inc. ............. 12,281 307,393
HBT Financial, Inc. ................... 29,884 653,862
Heritage Commerce Corp. .............. 137,549 1,358,984
Hingham Institution for Savings (The)
(b)
..... 3,602 876,403
HMN Financial, Inc. .................. 8,504 237,262
Home Bancorp, Inc. .................. 16,127 718,942
Home Federal Bancorp, Inc. of Louisiana .... 4,857 61,441
HomeStreet, Inc. .................... 42,056 662,803
HomeTrust Bancshares, Inc. ............ 34,071 1,161,140
Horizon Bancorp, Inc. ................. 99,440 1,546,292
IF Bancorp, Inc. ..................... 5,560 108,309
Independent Bank Corp. ............... 45,830 1,528,430
Investar Holding Corp. ................ 21,339 413,977
John Marshall Bancorp, Inc. ............ 29,133 576,251
Kearny Financial Corp. ................ 125,692 863,504
Kentucky First Federal Bancorp .......... 6,320 17,254
Lake Shore Bancorp, Inc. .............. 4,227 57,022
Landmark Bancorp, Inc. ............... 10,576 213,529
LCNB Corp. ....................... 29,073 438,130
LINKBANCORP, Inc. ................. 51,567 330,544
Magyar Bancorp, Inc. ................. 13,579 167,293
MainStreet Bancshares, Inc. ............ 16,084 296,750
Mercantile Bank Corp. ................ 36,410 1,591,845
Meridian Corp. ..................... 21,601 273,037
Metrocity Bankshares, Inc. ............. 42,404 1,298,410
Metropolitan Bank Holding Corp.
(a)
........ 24,350 1,280,323
Mid Penn Bancorp, Inc. ................ 34,217 1,020,693
Middlefield Banc Corp. ................ 16,834 484,819
Midland States Bancorp, Inc. ............ 47,069 1,053,404
MidWestOne Financial Group, Inc. ........ 33,563 957,552
MVB Financial Corp. ................. 26,270 508,587
National Bankshares, Inc. .............. 13,234 395,697
NB Bancorp, Inc.
(a)
................... 89,861 1,667,820
Nicolet Bankshares, Inc. ............... 30,643 2,930,390
Northeast Bank ..................... 15,166 1,169,754
Northeast Community Bancorp, Inc. ....... 28,525 754,486
Northfield Bancorp, Inc. ............... 90,445 1,049,162
Northrim Bancorp, Inc. ................ 12,299 875,935
Norwood Financial Corp. ............... 16,874 465,385
NSTS Bancorp, Inc.
(a)
................. 10,845 112,246
Oak Valley Bancorp .................. 16,005 425,253
Ohio Valley Banc Corp. ................ 9,690 234,886
Old Point Financial Corp. .............. 7,946 153,517
Old Second Bancorp, Inc. .............. 100,449 1,566,000
OP Bancorp ....................... 27,855 347,630
OptimumBank Holdings, Inc.
(a)
........... 19,612 89,627
Orange County Bancorp, Inc. ............ 11,657 703,150
Origin Bancorp, Inc. .................. 67,568 2,172,987
Orrstown Financial Services, Inc. ......... 42,034 1,511,543
Parke Bancorp, Inc. .................. 24,386 509,667
Pathfinder Bancorp, Inc. ............... 7,368 117,667
PB Bankshares, Inc.
(a)
................. 5,055 78,150
Security
Shares
Shares Value
Banks (continued)
PCB Bancorp ...................... 25,260 $ 474,635
Peapack-Gladstone Financial Corp. ....... 38,510 1,055,559
Penns Woods Bancorp, Inc. ............. 16,829 400,278
Peoples Bancorp of North Carolina, Inc. .... 10,228 259,689
Peoples Bancorp, Inc. ................ 79,818 2,401,724
Peoples Financial Services Corp. ......... 21,238 995,637
Pioneer Bancorp, Inc.
(a)
................ 26,827 294,292
Plumas Bancorp .................... 12,656 516,112
Ponce Financial Group, Inc.
(a)
........... 44,424 519,317
Preferred Bank ..................... 25,497 2,046,134
Premier Financial Corp. ............... 81,608 1,916,156
Primis Financial Corp. ................. 46,659 568,307
Princeton Bancorp, Inc. ................ 11,712 433,110
Provident Bancorp, Inc.
(a)
.............. 36,124 389,778
Provident Financial Holdings, Inc. ......... 11,859 170,177
QCR Holdings, Inc. .................. 37,604 2,783,824
RBB Bancorp ...................... 38,508 886,454
Red River Bancshares, Inc. ............. 10,680 555,360
Republic Bancorp, Inc. , Class A .......... 19,132 1,249,320
Rhinebeck Bancorp, Inc.
(a)
.............. 9,000 83,250
Richmond Mutual Bancorp, Inc. .......... 21,909 282,626
Riverview Bancorp, Inc. ............... 47,386 223,188
SB Financial Group, Inc. ............... 13,640 280,438
Shore Bancshares, Inc. ................ 71,048 993,961
Sierra Bancorp ..................... 29,787 860,249
SmartFinancial, Inc. .................. 36,678 1,068,797
Sound Financial Bancorp, Inc. ........... 3,977 212,769
South Plains Financial, Inc. ............. 27,258 924,591
Southern First Bancshares, Inc.
(a)
......... 17,720 603,898
Southern Missouri Bancorp, Inc. .......... 21,931 1,238,882
Southern States Bancshares, Inc. ......... 19,367 595,148
SR Bancorp, Inc.
(a)
................... 21,231 236,726
Stellar Bancorp, Inc. .................. 112,960 2,924,534
Sterling Bancorp, Inc.
(a)
................ 49,015 223,018
Stronghold Digital Mining, Inc. , Class A
(a)
.... 27,454 138,643
Summit State Bank .................. 12,826 108,380
Territorial Bancorp, Inc. ................ 16,790 175,288
Texas Community Bancshares, Inc. ....... 5,269 77,928
Third Coast Bancshares, Inc.
(a)
........... 25,775 689,997
Timberland Bancorp, Inc. .............. 17,343 524,799
TrustCo Bank Corp. .................. 41,667 1,377,928
Union Bankshares, Inc. ................ 9,334 242,031
United Bancorp, Inc. .................. 10,752 141,174
United Security Bancshares ............. 32,611 284,042
Unity Bancorp, Inc. ................... 16,819 572,855
Univest Financial Corp. ................ 66,324 1,866,357
USCB Financial Holdings, Inc. , Class A ..... 24,202 369,080
Village Bank & Trust Financial Corp. ....... 1,426 108,732
Virginia National Bankshares Corp. ........ 10,774 448,737
Washington Trust Bancorp, Inc. .......... 39,213 1,263,051
West BanCorp, Inc. .................. 37,526 713,369
Western New England Bancorp, Inc. ....... 43,154 366,809
William Penn Bancorp ................ 18,379 225,143
152,299,565
Beverages — 0.3%
Vita Coco Co., Inc. (The)
(a)(b)
............ 90,340 2,557,525
Biotechnology — 14.3%
2seventy bio, Inc.
(a)(b)
................. 112,330 530,198
4D Molecular Therapeutics, Inc.
(a)
......... 116,036 1,254,349
89bio, Inc.
(a)
....................... 192,642 1,425,551
Aadi Bioscience, Inc.
(a)
................ 38,606 79,528
Abeona Therapeutics, Inc.
(a)(b)
........... 89,913 568,250
Absci Corp.
(a)(b)
..................... 183,347 700,386

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Micro-Cap ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
ACELYRIN, Inc.
(a)
.................... 168,118 $ 828,822
Achieve Life Sciences, Inc.
(a)
............ 78,861 373,801
Acrivon Therapeutics, Inc.
(a)(b)
............ 27,740 194,180
Actinium Pharmaceuticals, Inc.
(a)(b)
........ 70,284 132,134
Acumen Pharmaceuticals, Inc.
(a)
.......... 96,446 239,186
Acurx Pharmaceuticals, Inc.
(a)(b)
.......... 25,048 47,591
ADC Therapeutics SA
(a)
............... 186,880 588,672
Adicet Bio, Inc.
(a)(b)
................... 152,674 219,851
Adverum Biotechnologies, Inc.
(a)
.......... 47,559 333,864
AEON Biopharma, Inc. , Class A
(a)(b)
........ 54,792 57,532
Aerovate Therapeutics, Inc.
(a)(b)
........... 31,436 65,701
Agenus, Inc.
(a)(b)
..................... 48,348 264,947
Aileron Therapeutics, Inc.
(a)
............. 46,173 163,452
Akebia Therapeutics, Inc.
(a)(b)
............ 476,768 629,334
Aldeyra Therapeutics, Inc.
(a)(b)
............ 114,619 617,796
Alector, Inc.
(a)
...................... 185,826 865,949
Allakos, Inc.
(a)
...................... 181,876 118,801
Altimmune, Inc.
(a)(b)
................... 163,519 1,004,007
ALX Oncology Holdings, Inc.
(a)(b)
.......... 80,121 145,820
AnaptysBio, Inc.
(a)
................... 45,031 1,508,538
Anavex Life Sciences Corp.
(a)(b)
.......... 172,742 981,175
Anika Therapeutics, Inc.
(a)
.............. 30,267 747,595
Anixa Biosciences, Inc.
(a)(b)
.............. 70,201 221,133
Annexon, Inc.
(a)
..................... 218,646 1,294,384
Annovis Bio, Inc.
(a)(b)
.................. 19,076 153,753
Applied Therapeutics, Inc.
(a)
............. 220,104 1,870,884
Arbutus Biopharma Corp.
(a)(b)
............ 336,048 1,293,785
Arcturus Therapeutics Holdings, Inc.
(a)(b)
..... 52,750 1,224,328
Armata Pharmaceuticals, Inc.
(a)
.......... 21,501 50,957
ArriVent Biopharma, Inc.
(a)(b)
............. 64,774 1,522,189
ARS Pharmaceuticals, Inc.
(a)(b)
........... 112,643 1,633,324
Artiva Biotherapeutics, Inc.
(a)(b)
........... 32,182 497,212
Assembly Biosciences, Inc.
(a)
............ 7,976 120,757
Astria Therapeutics, Inc.
(a)
.............. 103,702 1,141,759
Atossa Therapeutics, Inc.
(a)
............. 289,989 440,783
aTyr Pharma, Inc.
(a)(b)
................. 154,478 271,881
Aura Biosciences, Inc.
(a)(b)
.............. 106,369 947,748
Avid Bioservices, Inc.
(a)(b)
............... 143,105 1,628,535
Avita Medical, Inc.
(a)
.................. 58,809 630,432
Benitec Biopharma, Inc.
(a)(b)
............. 5,666 52,071
Beyondspring, Inc.
(a)(b)
................. 53,174 121,768
BioAtla, Inc.
(a)(b)
..................... 99,969 175,945
Biomea Fusion, Inc.
(a)
................. 63,608 642,441
Bioxcel Therapeutics, Inc.
(a)(b)
............ 65,037 39,673
Black Diamond Therapeutics, Inc.
(a)
....... 91,619 398,543
Bluebird Bio, Inc.
(a)(b)
.................. 440,463 228,821
Bolt Biotherapeutics, Inc.
(a)
............. 70,643 45,777
Boundless Bio, Inc.
(a)
................. 15,321 53,164
C4 Therapeutics, Inc.
(a)(b)
............... 134,765 768,160
Cabaletta Bio, Inc.
(a)(b)
................. 102,144 482,120
Candel Therapeutics, Inc.
(a)
............. 45,581 315,876
Capricor Therapeutics, Inc.
(a)(b)
........... 58,386 888,051
Cardiff Oncology, Inc.
(a)(b)
............... 90,233 240,922
CareDx, Inc.
(a)
...................... 116,035 3,623,193
Cargo Therapeutics, Inc.
(a)(b)
............. 78,481 1,447,974
Caribou Biosciences, Inc.
(a)(b)
............ 189,122 370,679
Carisma Therapeutics, Inc.
(a)(b)
........... 61,660 60,525
Carmell Corp.
(a)
..................... 29,800 11,965
Cartesian Therapeutics, Inc.
(a)(b)
.......... 16,604 267,656
Celcuity, Inc.
(a)
...................... 61,960 923,824
Cellectar Biosciences, Inc.
(a)(b)
........... 82,475 176,496
CEL-SCI Corp.
(a)(b)
................... 105,306 111,624
Celularity, Inc. , Class A
(a)(b)
.............. 22,979 68,248
Century Therapeutics, Inc.
(a)
............ 105,026 179,594
CervoMed, Inc.
(a)(b)
................... 12,386 180,836
Security
Shares
Shares Value
Biotechnology (continued)
Checkpoint Therapeutics, Inc.
(a)
.......... 78,402 $ 175,620
Cibus, Inc.
(a)(b)
...................... 34,284 111,766
Cidara Therapeutics, Inc.
(a)(b)
............ 9,942 106,877
Cogent Biosciences, Inc.
(a)
.............. 211,182 2,280,766
Coherus Biosciences, Inc.
(a)(b)
............ 259,533 269,914
Compass Therapeutics, Inc.
(a)
........... 234,105 430,753
Corbus Pharmaceuticals Holdings, Inc.
(a)(b)
... 23,835 491,716
Corvus Pharmaceuticals, Inc.
(a)(b)
......... 96,621 510,159
Coya Therapeutics, Inc.
(a)
.............. 30,416 196,183
Cue Biopharma, Inc.
(a)(b)
............... 111,578 84,487
Cullinan Therapeutics, Inc.
(a)(b)
........... 119,002 1,992,093
Curis, Inc.
(a)
........................ 13,518 72,862
Cyclo Therapeutics, Inc.
(a)(b)
............. 43,916 34,650
CytomX Therapeutics, Inc.
(a)(b)
........... 178,936 211,144
Design Therapeutics, Inc.
(a)
............. 71,484 384,584
DiaMedica Therapeutics, Inc.
(a)(b)
......... 55,496 232,528
Dianthus Therapeutics, Inc.
(a)(b)
........... 54,696 1,497,576
Disc Medicine, Inc.
(a)
.................. 45,399 2,230,907
Dyadic International, Inc.
(a)(b)
............ 52,378 54,473
Eagle Pharmaceuticals, Inc.
(a)
........... 23,766 88,647
Eledon Pharmaceuticals, Inc.
(a)
........... 88,500 220,365
Elevation Oncology, Inc.
(a)
.............. 119,798 71,867
Elicio Therapeutics, Inc.
(a)(b)
............. 17,196 86,496
Eliem Therapeutics, Inc.
(a)
.............. 67,504 343,595
Elutia, Inc. , Class A
(a)(b)
................ 24,508 93,375
Emergent BioSolutions, Inc.
(a)(b)
.......... 120,419 1,005,499
Enanta Pharmaceuticals, Inc.
(a)
.......... 45,900 475,524
Entrada Therapeutics, Inc.
(a)(b)
........... 56,937 909,853
Equillium, Inc.
(a)
..................... 34,179 28,437
Erasca, Inc.
(a)
...................... 408,116 1,114,157
Estrella Immunopharma, Inc.
(a)
........... 22,590 26,204
Fennec Pharmaceuticals, Inc.
(a)(b)
......... 53,658 268,290
Fibrobiologics, Inc.
(a)(b)
................. 63,697 196,824
FibroGen, Inc.
(a)(b)
.................... 228,584 91,296
Foghorn Therapeutics, Inc.
(a)(b)
........... 58,207 541,907
Fortress Biotech, Inc.
(a)(b)
............... 33,314 48,139
Gain Therapeutics, Inc.
(a)
............... 39,050 69,509
Galectin Therapeutics, Inc.
(a)(b)
........... 47,251 129,940
Genelux Corp.
(a)
..................... 62,189 147,388
Generation Bio Co.
(a)(b)
................ 113,516 280,385
GlycoMimetics, Inc.
(a)
................. 113,738 19,222
Greenwich Lifesciences, Inc.
(a)(b)
.......... 13,453 193,320
HCW Biologics, Inc.
(a)
................. 40,966 22,097
Heron Therapeutics, Inc.
(a)(b)
............. 268,245 533,808
HilleVax, Inc.
(a)(b)
.................... 72,382 127,392
Humacyte, Inc.
(a)(b)
................... 202,421 1,101,170
IGM Biosciences, Inc.
(a)(b)
.............. 34,908 577,378
Immix Biopharma, Inc.
(a)
............... 10,709 15,956
ImmuCell Corp.
(a)
.................... 13,218 47,981
Immuneering Corp. , Class A
(a)(b)
.......... 50,193 124,981
Immunic, Inc.
(a)
..................... 203,640 336,006
Immunome, Inc.
(a)
................... 117,682 1,720,511
IN8bio, Inc.
(a)
....................... 51,910 14,016
Inhibrx Biosciences, Inc.
(a)
.............. 26,637 417,135
Inmune Bio, Inc.
(a)(b)
.................. 31,252 168,448
Inovio Pharmaceuticals, Inc.
(a)(b)
.......... 59,126 341,748
Inozyme Pharma, Inc.
(a)
............... 118,865 621,664
Instil Bio, Inc.
(a)
..................... 8,709 586,290
Intensity Therapeutics, Inc.
(a)(b)
........... 20,262 77,401
Invivyd, Inc.
(a)
...................... 181,709 185,343
iTeos Therapeutics, Inc.
(a)(b)
............. 60,728 620,033
Jasper Therapeutics, Inc.
(a)(b)
............ 26,060 490,189
KalVista Pharmaceuticals, Inc.
(a)(b)
......... 88,848 1,028,860
Karyopharm Therapeutics, Inc.
(a)(b)
........ 264,619 219,634
Kiniksa Pharmaceuticals International plc
(a)
.. 85,550 2,137,895

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Micro-Cap ETF
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Kodiak Sciences, Inc.
(a)
................ 75,062 $ 195,912
Korro Bio, Inc.
(a)(b)
.................... 13,987 467,446
Kronos Bio, Inc.
(a)
.................... 100,837 100,827
Kyverna Therapeutics, Inc.
(a)(b)
........... 38,437 187,957
Lantern Pharma, Inc.
(a)
................ 16,898 62,016
Larimar Therapeutics, Inc.
(a)
............. 97,631 639,483
Leap Therapeutics, Inc.
(a)(b)
............. 69,457 178,504
LENZ Therapeutics, Inc.
(b)
.............. 28,824 684,282
Lexeo Therapeutics, Inc.
(a)(b)
............. 54,135 489,380
Lexicon Pharmaceuticals, Inc.
(a)(b)
......... 262,118 411,525
Lineage Cell Therapeutics, Inc.
(a)(b)
........ 339,369 307,231
Lyell Immunopharma, Inc.
(a)
............. 366,629 505,948
MacroGenics, Inc.
(a)
.................. 141,314 464,923
MAIA Biotechnology, Inc.
(a)
............. 29,365 82,516
MannKind Corp.
(a)(b)
.................. 608,839 3,829,597
Marker Therapeutics, Inc.
(a)(b)
............ 16,693 47,074
MediciNova, Inc.
(a)
................... 108,939 228,772
MeiraGTx Holdings plc
(a)
............... 89,193 371,935
Mersana Therapeutics, Inc.
(a)
............ 261,358 493,967
Metagenomi, Inc.
(a)
................... 14,330 31,096
MiMedx Group, Inc.
(a)
................. 271,657 1,605,493
Mineralys Therapeutics, Inc.
(a)
........... 65,529 793,556
MiNK Therapeutics, Inc.
(a)(b)
............. 22,648 16,986
Mirum Pharmaceuticals, Inc.
(a)(b)
.......... 90,047 3,511,833
Monte Rosa Therapeutics, Inc.
(a)(b)
........ 94,832 502,610
Mural Oncology plc
(a)(b)
................ 38,117 119,306
Neurogene, Inc.
(a)
.................... 23,716 995,123
NextCure, Inc.
(a)
..................... 53,794 73,698
Nkarta, Inc.
(a)
....................... 120,988 546,866
Nurix Therapeutics, Inc.
(a)(b)
............. 146,897 3,300,776
Nuvectis Pharma, Inc.
(a)(b)
.............. 21,364 134,380
Ocean Biomedical, Inc.
(a)
............... 18,445 18,076
Ocugen, Inc.
(a)(b)
..................... 590,120 585,517
Olema Pharmaceuticals, Inc.
(a)(b)
.......... 91,920 1,097,525
Omega Therapeutics, Inc.
(a)(b)
............ 58,369 71,210
Oncocyte Corp.
(a)(b)
................... 18,156 51,745
Organogenesis Holdings, Inc. , Class A
(a)(b)
... 165,607 473,636
ORIC Pharmaceuticals, Inc.
(a)(b)
.......... 140,905 1,444,276
Oruka Therapeutics, Inc. ............... 2,127 52,133
Outlook Therapeutics, Inc.
(a)(b)
........... 34,781 185,731
Ovid therapeutics, Inc.
(a)
............... 138,497 163,426
Palatin Technologies, Inc.
(a)(b)
............ 36,273 32,443
Passage Bio, Inc.
(a)(b)
................. 114,527 80,169
PDS Biotechnology Corp.
(a)(b)
............ 77,091 294,488
PepGen, Inc.
(a)
..................... 35,174 300,738
PMV Pharmaceuticals, Inc.
(a)(b)
........... 101,664 151,479
Poseida Therapeutics, Inc.
(a)
............ 157,579 450,676
Praxis Precision Medicines, Inc.
(a)
......... 39,680 2,283,187
Precigen, Inc.
(a)(b)
.................... 290,546 275,176
Precision BioSciences, Inc.
(a)
............ 14,723 131,918
Prelude Therapeutics, Inc.
(a)
............. 30,786 63,727
Protalix BioTherapeutics, Inc.
(a)(b)
......... 163,818 167,094
Protara Therapeutics, Inc.
(a)(b)
............ 41,520 75,982
Puma Biotechnology, Inc.
(a)
............. 93,755 239,075
Pyxis Oncology, Inc.
(a)(b)
................ 112,102 411,414
Q32 Bio, Inc.
(a)(b)
.................... 13,880 619,326
Quince Therapeutics, Inc.
(a)(b)
............ 86,912 67,461
Rallybio Corp.
(a)
..................... 53,845 62,999
RAPT Therapeutics, Inc.
(a)(b)
............. 68,994 138,678
Regulus Therapeutics, Inc.
(a)
............ 144,819 227,366
Reneo Pharmaceuticals, Inc.
(a)(b)
.......... 46,467 78,994
Renovaro, Inc.
(a)(b)
................... 111,779 54,023
Replimune Group, Inc.
(a)(b)
.............. 140,019 1,534,608
Rezolute, Inc.
(a)
..................... 103,801 503,435
Rigel Pharmaceuticals, Inc.
(a)
............ 39,985 646,957
Security
Shares
Shares Value
Biotechnology (continued)
SAB Biotherapeutics, Inc.
(a)
............. 14,469 $ 39,066
Sagimet Biosciences, Inc. , Class A
(a)
....... 61,912 171,496
Savara, Inc.
(a)
...................... 265,236 1,124,601
Scholar Rock Holding Corp.
(a)(b)
.......... 156,679 1,254,999
SELLAS Life Sciences Group, Inc.
(a)(b)
...... 132,554 165,693
Sera Prognostics, Inc. , Class A
(a)
......... 63,459 494,980
Shattuck Labs, Inc.
(a)(b)
................ 89,987 314,055
Skye Bioscience, Inc.
(a)(b)
............... 39,486 154,390
Solid Biosciences, Inc.
(a)
............... 52,870 368,504
Spero Therapeutics, Inc.
(a)
.............. 97,909 131,198
Stoke Therapeutics, Inc.
(a)(b)
............. 81,204 997,997
Surrozen, Inc.
(a)
..................... 5,305 62,440
Sutro Biopharma, Inc.
(a)
................ 187,851 649,964
Syros Pharmaceuticals, Inc.
(a)(b)
.......... 56,992 122,533
Tango Therapeutics, Inc.
(a)(b)
............. 109,900 846,230
Taysha Gene Therapies, Inc.
(a)(b)
.......... 396,310 796,583
Tectonic Therapeutic, Inc.
(a)
............. 18,426 558,308
Tempest Therapeutics, Inc.
(a)
............ 39,991 55,987
Tenaya Therapeutics, Inc.
(a)
............. 125,672 242,547
Tevogen Bio Holdings, Inc.
(a)(b)
........... 63,675 23,458
Tourmaline Bio, Inc.
(b)
................. 52,738 1,355,894
TScan Therapeutics, Inc.
(a)
............. 87,836 437,423
Turnstone Biologics Corp.
(a)
............. 38,607 21,508
Tyra Biosciences, Inc.
(a)(b)
.............. 46,755 1,099,210
Unicycive Therapeutics, Inc.
(a)
........... 65,817 26,847
UroGen Pharma Ltd.
(a)(b)
............... 87,027 1,105,243
Vanda Pharmaceuticals, Inc.
(a)
........... 130,651 612,753
Verastem, Inc.
(a)(b)
.................... 88,974 266,032
Verve Therapeutics, Inc.
(a)
.............. 163,604 791,843
Vigil Neuroscience, Inc.
(a)
.............. 39,665 134,861
Viridian Therapeutics, Inc.
(a)(b)
............ 143,548 3,265,717
Vistagen Therapeutics, Inc.
(a)
............ 61,763 185,907
Vor BioPharma, Inc.
(a)
................. 103,446 72,412
Voyager Therapeutics, Inc.
(a)
............ 105,266 615,806
vTv Therapeutics, Inc. , Class A
(a)
......... 3,361 45,306
Werewolf Therapeutics, Inc.
(a)
........... 69,967 148,330
X4 Pharmaceuticals, Inc.
(a)(b)
............ 385,833 258,238
XBiotech, Inc.
(a)(b)
.................... 45,697 353,238
Xilio Therapeutics, Inc.
(a)
............... 67,384 53,078
XOMA Royalty Corp.
(a)
................ 18,407 487,417
Y-mAbs Therapeutics, Inc.
(a)(b)
........... 83,989 1,104,455
Zura Bio Ltd. , Class A
(a)(b)
.............. 101,750 413,105
Zymeworks, Inc.
(a)(b)
.................. 127,913 1,605,308
128,292,699
Broadline Retail — 0.1%
(a)
1stdibs.com, Inc. .................... 58,430 257,676
ContextLogic, Inc. , Class A
(b)
............ 56,698 309,004
Groupon, Inc.
(b)
..................... 53,294 521,216
1,087,896
Building Products — 0.5%
Alpha Pro Tech Ltd.
(a)(b)
................ 22,808 130,006
Caesarstone Ltd.
(a)
................... 48,391 220,663
Insteel Industries, Inc. ................. 43,115 1,340,445
Quanex Building Products Corp. .......... 101,603 2,819,483
4,510,597
Capital Markets — 0.4%
AlTi Global, Inc. , Class A
(a)(b)
............ 77,066 288,227
Bakkt Holdings, Inc. , Class A
(a)(b)
.......... 12,082 115,625
Binah Capital Group, Inc.
(a)(b)
............ 10,801 32,943
Diamond Hill Investment Group, Inc. ....... 6,129 990,508
Ellington Credit Co. .................. 47,238 329,721
Forge Global Holdings, Inc.
(a)(b)
........... 262,615 344,026
Great Elm Group, Inc.
(a)
............... 34,492 65,880

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Micro-Cap ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Hennessy Advisors, Inc. ............... 11,378 $ 113,211
Heritage Global, Inc.
(a)
................ 79,176 134,599
MarketWise, Inc. , Class A .............. 88,175 58,927
Marygold Cos., Inc. (The)
(a)
............. 38,243 55,452
MDB Capital Holdings LLC , Class A
(a)
...... 9,848 73,959
Siebert Financial Corp.
(a)(b)
.............. 33,169 83,918
Silvercrest Asset Management Group, Inc. ,
Class A ........................ 22,006 379,383
Value Line, Inc. ..................... 1,794 83,421
Westwood Holdings Group, Inc. .......... 19,206 272,725
3,422,525
Chemicals — 1.3%
AdvanSix, Inc. ...................... 58,813 1,786,739
Alto Ingredients, Inc.
(a)
................ 168,872 271,884
American Vanguard Corp. .............. 58,022 307,517
Arq, Inc.
(a)(b)
........................ 56,659 332,588
ASP Isotopes, Inc.
(a)(b)
................. 115,841 322,038
Aspen Aerogels, Inc.
(a)(b)
............... 133,765 3,703,953
Core Molding Technologies, Inc.
(a)
......... 17,349 298,576
Flotek Industries, Inc.
(a)
................ 38,902 193,732
Intrepid Potash, Inc.
(a)
................. 25,124 602,976
Koppers Holdings, Inc. ................ 46,799 1,709,567
Northern Technologies International Corp. ... 18,014 221,392
Rayonier Advanced Materials, Inc.
(a)
....... 147,296 1,260,854
Trinseo plc ........................ 80,454 411,120
Valhi, Inc. ......................... 5,345 178,363
11,601,299
Commercial Services & Supplies — 2.3%
ACCO Brands Corp. .................. 214,813 1,175,027
Acme United Corp. ................... 5,455 227,146
ARC Document Solutions, Inc. ........... 79,586 269,001
Aris Water Solutions, Inc. , Class A ........ 61,659 1,040,187
Bitcoin Depot, Inc.
(a)(b)
................. 28,759 45,439
Bridger Aerospace Group Holdings, Inc.
(a)
... 23,339 51,813
BrightView Holdings, Inc.
(a)
............. 133,707 2,104,548
CECO Environmental Corp.
(a)(b)
.......... 67,011 1,889,710
CompX International, Inc. .............. 3,563 104,075
Ennis, Inc. ........................ 58,755 1,428,922
Enviri Corp.
(a)
...................... 181,614 1,877,889
Fuel Tech, Inc.
(a)
.................... 49,756 52,244
Interface, Inc. ...................... 131,975 2,503,566
LanzaTech Global, Inc.
(a)(b)
.............. 254,538 486,168
Liquidity Services, Inc.
(a)
............... 49,582 1,130,470
Mobile Infrastructure Corp.
(a)
............ 23,498 77,073
NL Industries, Inc. ................... 19,698 146,356
Odyssey Marine Exploration, Inc.
(a)(b)
....... 42,968 35,560
Perma-Fix Environmental Services, Inc.
(a)(b)
.. 33,372 409,474
Quad/Graphics, Inc. , Class A ............ 71,032 322,485
Quest Resource Holding Corp.
(a)
.......... 39,563 315,713
Team, Inc.
(a)(b)
...................... 6,423 97,951
Viad Corp.
(a)
....................... 47,200 1,691,176
Virco Mfg. Corp.
(b)
................... 25,400 350,774
VSE Corp.
(b)
....................... 36,552 3,023,947
20,856,714
Communications Equipment — 1.4%
ADTRAN Holdings, Inc.
(a)
.............. 181,312 1,075,180
Applied Optoelectronics, Inc.
(a)(b)
.......... 85,114 1,217,982
Aviat Networks, Inc.
(a)(b)
................ 26,462 572,373
BK Technologies Corp.
(a)
............... 7,275 158,377
Cambium Networks Corp.
(a)
............. 28,763 52,636
Clearfield, Inc.
(a)(b)
.................... 27,797 1,082,971
CommScope Holding Co., Inc.
(a)
.......... 484,245 2,958,737
Comtech Telecommunications Corp.
(a)
...... 64,480 310,149
Security
Shares
Shares Value
Communications Equipment (continued)
Digi International, Inc.
(a)(b)
.............. 81,857 $ 2,253,523
Franklin Wireless Corp.
(a)
.............. 22,978 105,239
Genasys, Inc.
(a)(b)
.................... 100,511 357,819
Inseego Corp.
(a)
..................... 22,946 374,708
KVH Industries, Inc.
(a)
................. 35,232 170,171
Lantronix, Inc.
(a)
..................... 71,689 295,359
NETGEAR, Inc.
(a)
.................... 64,921 1,302,315
Network-1 Technologies, Inc. ............ 36,677 51,348
Ribbon Communications, Inc.
(a)
.......... 210,720 684,840
13,023,727
Construction & Engineering — 1.4%
Argan, Inc. ........................ 28,419 2,882,539
Bowman Consulting Group Ltd.
(a)(b)
........ 30,701 739,280
Concrete Pumping Holdings, Inc.
(a)
........ 55,050 318,740
Great Lakes Dredge & Dock Corp.
(a)
....... 150,861 1,588,566
Limbach Holdings, Inc.
(a)
............... 23,396 1,772,481
Matrix Service Co.
(a)
.................. 60,782 700,816
Northwest Pipe Co.
(a)
................. 22,283 1,005,632
Orion Group Holdings, Inc.
(a)(b)
........... 71,637 413,346
Shimmick Corp.
(a)(b)
.................. 7,062 17,443
Southland Holdings, Inc.
(a)
.............. 22,292 82,480
Tutor Perini Corp.
(a)
.................. 99,231 2,695,114
12,216,437
Construction Materials — 0.0%
Smith-Midland Corp.
(a)(b)
............... 10,344 345,386
Consumer Finance — 0.7%
Atlanticus Holdings Corp.
(a)
............. 12,633 443,166
Consumer Portfolio Services, Inc.
(a)
........ 19,464 182,572
Katapult Holdings, Inc.
(a)
............... 5,559 57,758
LendingTree, Inc.
(a)
................... 22,955 1,332,079
Medallion Financial Corp. .............. 43,094 350,785
Moneylion, Inc. , Class A
(a)(b)
............. 19,557 812,593
NerdWallet, Inc. , Class A
(a)(b)
............ 90,955 1,156,038
Nicholas Financial, Inc.
(a)(b)
.............. 9,130 57,976
Oportun Financial Corp.
(a)
.............. 77,672 218,258
OppFi, Inc. , Class A .................. 43,348 205,036
Regional Management Corp. ............ 19,181 627,411
World Acceptance Corp.
(a)
.............. 7,927 935,227
6,378,899
Consumer Staples Distribution & Retail — 0.4%
HF Foods Group, Inc.
(a)
................ 91,389 326,259
Natural Grocers by Vitamin Cottage, Inc. .... 21,474 637,563
SpartanNash Co. .................... 77,340 1,733,189
Village Super Market, Inc. , Class A ........ 19,778 628,743
3,325,754
Containers & Packaging — 0.2%
Myers Industries, Inc. ................. 84,568 1,168,730
Ranpak Holdings Corp. , Class A
(a)
........ 98,528 643,388
1,812,118
Distributors — 0.2%
A-Mark Precious Metals, Inc. ............ 40,063 1,769,182
Weyco Group, Inc. ................... 13,874 472,271
2,241,453
Diversified Consumer Services — 1.2%
Allurion Technologies, Inc.
(a)(b)
............ 24,633 15,100
American Public Education, Inc.
(a)(b)
........ 36,481 538,095
Beachbody Co., Inc. (The)
(a)
............. 7,131 40,789
Carriage Services, Inc. ................ 31,811 1,044,355
Lincoln Educational Services Corp.
(a)(b)
...... 61,394 733,044
Nerdy, Inc. , Class A
(a)(b)
................ 167,433 164,604

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Micro-Cap ETF
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services (continued)
OneSpaWorld Holdings Ltd. ............. 231,459 $ 3,821,388
Perdoceo Education Corp. .............. 135,864 3,021,616
Universal Technical Institute, Inc.
(a)
........ 91,692 1,490,912
Wag! Group Co.
(a)(b)
.................. 47,427 40,787
WW International, Inc.
(a)(b)
.............. 192,911 169,337
11,080,027
Diversified REITs — 0.5%
Alpine Income Property Trust, Inc. ........ 28,826 524,633
CTO Realty Growth, Inc. ............... 50,794 966,102
Gladstone Commercial Corp. ............ 92,297 1,498,903
Modiv Industrial, Inc. , Class C ........... 21,343 358,562
NexPoint Diversified Real Estate Trust ..... 76,314 476,963
One Liberty Properties, Inc. ............. 36,356 1,001,244
4,826,407
Diversified Telecommunication Services — 0.5%
Anterix, Inc.
(a)(b)
..................... 23,489 884,596
ATN International, Inc. ................ 24,333 786,929
Bandwidth, Inc. , Class A
(a)
.............. 56,352 986,724
Consolidated Communications Holdings, Inc.
(a)
176,439 818,677
IDT Corp. , Class B ................... 35,536 1,356,409
4,833,335
Electric Utilities — 0.1%
Genie Energy Ltd. , Class B ............. 29,741 483,291
Electrical Equipment — 1.1%
Allient, Inc. ........................ 33,252 631,455
American Superconductor Corp.
(a)(b)
....... 80,435 1,898,266
Amprius Technologies, Inc.
(a)(b)
........... 32,040 35,564
Babcock & Wilcox Enterprises, Inc.
(a)
....... 135,468 276,355
Beam Global
(a)(b)
.................... 33,291 163,459
Blink Charging Co.
(a)(b)
................. 218,485 375,794
Broadwind, Inc.
(a)(b)
................... 44,737 101,553
Energy Vault Holdings, Inc.
(a)(b)
........... 236,131 226,686
Espey Mfg. & Electronics Corp. .......... 3,492 105,074
Flux Power Holdings, Inc.
(a)
............. 27,803 84,521
Freyr Battery, Inc.
(a)(b)
................. 262,156 254,318
Ideal Power, Inc.
(a)
................... 16,964 139,105
LSI Industries, Inc. ................... 64,255 1,037,718
NANO Nuclear Energy, Inc.
(a)(b)
........... 9,219 132,846
NeoVolta, Inc.
(a)(b)
.................... 65,573 202,621
Pioneer Power Solutions, Inc.
(a)(b)
......... 17,092 80,161
Preformed Line Products Co. ............ 5,572 713,662
Servotronics, Inc.
(a)
................... 2,315 26,159
SES AI Corp. , Class A
(a)(b)
.............. 296,711 189,836
SKYX Platforms Corp.
(a)(b)
.............. 161,379 136,898
SolarMax Technology, Inc.
(a)(b)
........... 10,766 6,799
Stem, Inc.
(a)(b)
...................... 355,514 123,790
Thermon Group Holdings, Inc.
(a)
.......... 76,747 2,290,130
Tigo Energy, Inc.
(a)
................... 61,723 104,929
TPI Composites, Inc.
(a)(b)
............... 106,040 482,482
Ultralife Corp.
(a)
..................... 22,989 207,821
10,028,002
Electronic Equipment, Instruments & Components — 2.5%
908 Devices, Inc.
(a)(b)
.................. 54,522 189,191
Aeva Technologies, Inc.
(a)(b)
............. 52,120 171,475
Airgain, Inc.
(a)(b)
..................... 20,187 152,210
Arlo Technologies, Inc.
(a)
............... 219,061 2,652,829
Bel Fuse, Inc. , Class A
(b)
............... 4,068 404,481
Bel Fuse, Inc. , Class B, NVS ............ 23,624 1,854,720
Cepton, Inc.
(a)
...................... 19,966 62,294
Climb Global Solutions, Inc. ............. 9,678 963,348
Coda Octopus Group, Inc.
(a)
............. 9,682 70,194
Daktronics, Inc.
(a)(b)
................... 84,467 1,090,469
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Evolv Technologies Holdings, Inc.
(a)(b)
...... 298,719 $ 1,209,812
FARO Technologies, Inc.
(a)
.............. 43,994 842,045
Frequency Electronics, Inc. ............. 15,225 183,918
Identiv, Inc.
(a)(b)
...................... 52,604 185,692
Interlink Electronics, Inc.
(a)
.............. 3,620 13,141
Iteris, Inc.
(a)
........................ 97,896 698,977
Key Tronic Corp.
(a)
................... 23,215 132,790
Kimball Electronics, Inc.
(a)(b)
............. 56,420 1,044,334
LGL Group, Inc. (The)
(a)
............... 6,233 38,208
LightPath Technologies, Inc. , Class A
(a)
..... 87,694 120,141
Lightwave Logic, Inc.
(a)(b)
............... 275,055 759,152
Luna Innovations, Inc.
(a)(b)
.............. 75,488 177,397
MicroVision, Inc.
(a)(b)
.................. 474,433 540,854
M-Tron Industries, Inc.
(a)(b)
.............. 5,120 213,453
MultiSensor AI Holdings, Inc.
(a)(b)
.......... 23,177 50,062
Neonode, Inc.
(a)(b)
.................... 27,174 247,283
nLight, Inc.
(a)
....................... 106,016 1,133,311
Nortech Systems, Inc.
(a)
............... 2,207 25,844
Ouster, Inc. , Class A
(a)(b)
............... 99,702 628,123
Powerfleet, Inc.
(a)
.................... 217,319 1,086,595
Red Cat Holdings, Inc.
(a)(b)
.............. 131,172 333,177
Research Frontiers, Inc.
(a)(b)
............. 70,145 153,618
RF Industries Ltd.
(a)
.................. 21,434 87,451
Richardson Electronics Ltd. ............. 28,260 348,728
ScanSource, Inc.
(a)(b)
.................. 56,509 2,714,127
SmartRent, Inc. , Class A
(a)(b)
............. 440,241 761,617
Sono-Tek Corp.
(a)
.................... 18,036 72,685
Vishay Precision Group, Inc.
(a)
........... 27,738 718,414
Vuzix Corp.
(a)(b)
..................... 137,588 160,978
Wrap Technologies, Inc.
(a)(b)
............. 67,929 101,894
22,395,032
Energy Equipment & Services — 1.3%
Bristow Group, Inc.
(a)
................. 56,591 1,963,142
Dawson Geophysical Co. .............. 12,066 19,064
DMC Global, Inc.
(a)
................... 45,018 584,334
Drilling Tools International Corp.
(a)
......... 27,013 100,759
Energy Services of America Corp. ........ 25,922 246,259
Forum Energy Technologies, Inc.
(a)
........ 26,718 413,060
Geospace Technologies Corp.
(a)(b)
......... 28,956 299,405
Gulf Island Fabrication, Inc.
(a)
............ 30,571 172,420
KLX Energy Services Holdings, Inc.
(a)
...... 32,636 178,519
Mammoth Energy Services, Inc.
(a)
......... 55,216 225,833
Natural Gas Services Group, Inc.
(a)
........ 24,566 469,456
NCS Multistage Holdings, Inc.
(a)
.......... 1,760 35,182
Newpark Resources, Inc.
(a)(b)
............ 190,728 1,321,745
Nine Energy Service, Inc.
(a)(b)
............ 51,073 57,713
Oil States International, Inc.
(a)
............ 140,906 648,168
Profire Energy, Inc.
(a)(b)
................ 79,947 134,311
Ranger Energy Services, Inc. ............ 35,332 420,804
SEACOR Marine Holdings, Inc.
(a)
......... 55,743 537,920
Select Water Solutions, Inc. , Class A ....... 210,021 2,337,534
Smart Sand, Inc.
(a)(b)
.................. 67,225 132,433
Solaris Energy Infrastructure, Inc. , Class A ... 57,891 738,689
TETRA Technologies, Inc.
(a)
............. 290,921 901,855
11,938,605
Entertainment — 0.3%
CuriosityStream, Inc. , Class A
(b)
.......... 62,282 118,959
Gaia, Inc. , Class A
(a)
.................. 22,944 111,737
Golden Matrix Group, Inc.
(a)(b)
............ 45,699 106,479
Kartoon Studios, Inc.
(a)(b)
............... 76,076 65,806
LiveOne, Inc.
(a)
..................... 172,612 163,774
Marcus Corp. (The) .................. 55,247 832,572
Mega Matrix Corp.
(a)(b)
................. 74,798 75,546

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Micro-Cap ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Playstudios, Inc. , Class A
(a)
............. 202,209 $ 305,336
PodcastOne, Inc.
(a)(b)
.................. 11,891 18,193
Reading International, Inc. , Class A, NVS
(a)(b)
. 34,096 55,576
Reservoir Media, Inc.
(a)(b)
............... 44,890 364,058
Skillz, Inc. , Class A
(a)(b)
................ 37,903 213,015
2,431,051
Financial Services — 1.4%
Acacia Research Corp.
(a)(b)
.............. 86,623 403,663
Alerus Financial Corp. ................ 41,126 940,963
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 62,786 2,039,917
Cantaloupe, Inc.
(a)
................... 134,115 992,451
Cass Information Systems, Inc. .......... 31,241 1,295,877
I3 Verticals, Inc. , Class A
(a)(b)
............ 52,033 1,108,823
International Money Express, Inc.
(a)
........ 72,968 1,349,178
NewtekOne, Inc. .................... 53,354 664,791
Onity Group, Inc.
(a)
................... 14,724 470,285
Paysign, Inc.
(a)
...................... 75,772 278,083
Priority Technology Holdings, Inc.
(a)
........ 41,881 286,047
Security National Financial Corp. , Class A
(a)
.. 30,945 284,694
Sezzle, Inc.
(a)
...................... 5,355 913,510
SWK Holdings Corp.
(a)
................ 7,993 138,199
Usio, Inc.
(a)
........................ 49,874 67,829
Velocity Financial, Inc.
(a)
............... 20,740 406,711
Waterstone Financial, Inc. .............. 36,714 539,696
XBP Europe Holdings, Inc.
(a)(b)
........... 66,405 71,053
12,251,770
Food Products — 0.9%
Alico, Inc.
(b)
........................ 16,362 457,645
Bridgford Foods Corp.
(a)(b)
.............. 3,874 35,292
Calavo Growers, Inc. ................. 38,386 1,095,153
Farmer Bros Co.
(a)
................... 31,340 62,053
Forafric Global plc
(a)(b)
................. 12,235 138,745
Lifeway Foods, Inc.
(a)
................. 10,368 268,739
Limoneira Co. ...................... 38,043 1,008,139
Mama's Creations, Inc.
(a)
............... 75,500 551,150
Seneca Foods Corp. , Class A
(a)
.......... 10,750 670,048
SunOpta, Inc.
(a)(b)
.................... 209,735 1,338,109
Vital Farms, Inc.
(a)(b)
.................. 74,750 2,621,482
8,246,555
Gas Utilities — 0.0%
RGC Resources, Inc. ................. 18,891 426,370
Ground Transportation — 0.5%
Covenant Logistics Group, Inc. , Class A ..... 18,572 981,344
FTAI Infrastructure, Inc. ................ 230,701 2,159,361
PAM Transportation Services, Inc.
(a)(b)
...... 13,761 254,579
Proficient Auto Logistics, Inc.
(a)(b)
.......... 34,606 490,713
Universal Logistics Holdings, Inc. ......... 15,645 674,456
4,560,453
Health Care Equipment & Supplies — 2.8%
Accuray, Inc.
(a)(b)
..................... 218,879 393,982
AngioDynamics, Inc.
(a)
................ 87,629 681,754
Apyx Medical Corp.
(a)(b)
................ 66,443 82,389
Artivion, Inc.
(a)
...................... 91,342 2,431,524
Aspira Women's Health, Inc.
(a)
........... 20,142 16,315
AxoGen, Inc.
(a)
...................... 97,560 1,367,791
Beyond Air, Inc.
(a)
.................... 75,825 29,420
Bioventus, Inc. , Class A
(a)
.............. 86,335 1,031,703
Cerus Corp.
(a)
...................... 413,176 718,926
ClearPoint Neuro, Inc.
(a)(b)
.............. 60,395 677,028
Co-Diagnostics, Inc.
(a)(b)
................ 70,251 87,814
Cutera, Inc.
(a)(b)
..................... 41,667 32,867
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
CVRx, Inc.
(a)(b)
...................... 30,530 $ 268,969
Delcath Systems, Inc.
(a)(b)
.............. 47,090 425,223
DIH Holdings US, Inc. , Class A
(a)(b)
........ 21,592 41,888
ElectroCore, Inc.
(a)(b)
.................. 10,615 76,640
Electromed, Inc.
(a)(b)
.................. 18,028 387,061
Envoy Medical, Inc. , Class A
(a)(b)
.......... 13,748 44,681
enVVeno Medical Corp.
(a)
.............. 24,044 80,788
FONAR Corp.
(a)
..................... 14,321 231,857
Fractyl Health, Inc.
(a)(b)
................. 78,033 197,423
HeartBeam, Inc.
(a)
................... 46,775 108,518
Inogen, Inc.
(a)
...................... 54,543 529,067
iRadimed Corp. ..................... 18,527 931,723
IRIDEX Corp.
(a)
..................... 33,834 59,210
Kewaunee Scientific Corp.
(a)
............ 5,419 180,399
KORU Medical Systems, Inc.
(a)(b)
.......... 81,006 221,146
LENSAR, Inc.
(a)
..................... 19,073 87,354
Modular Medical, Inc.
(a)
................ 60,918 137,066
Monogram Technologies, Inc.
(a)
.......... 41,228 109,254
Myomo, Inc.
(a)(b)
..................... 63,833 255,970
Neuronetics, Inc.
(a)
................... 62,476 47,469
NeuroPace, Inc.
(a)(b)
.................. 31,303 218,182
Nevro Corp.
(a)
...................... 82,937 463,618
OraSure Technologies, Inc.
(a)
............ 166,281 710,020
Orchestra BioMed Holdings, Inc.
(a)(b)
....... 52,758 271,176
Orthofix Medical, Inc.
(a)
................ 77,503 1,210,597
OrthoPediatrics Corp.
(a)
................ 37,593 1,019,146
Outset Medical, Inc.
(a)
................. 120,970 81,897
Owlet, Inc. , Class A
(a)
................. 13,932 62,555
Precision Optics Corp., Inc.
(a)
............ 10,350 57,753
Pro-Dex, Inc.
(a)(b)
.................... 4,519 134,892
Pulmonx Corp.
(a)(b)
................... 87,138 722,374
Pulse Biosciences, Inc.
(a)(b)
.............. 42,175 739,750
Retractable Technologies, Inc.
(a)
.......... 30,842 23,751
Rockwell Medical, Inc.
(a)
............... 69,778 277,019
Sanara Medtech, Inc.
(a)(b)
............... 9,173 277,392
Semler Scientific, Inc.
(a)(b)
............... 10,794 254,199
Sensus Healthcare, Inc.
(a)
.............. 34,465 199,897
SI-BONE, Inc.
(a)(b)
.................... 93,667 1,309,465
Sight Sciences, Inc.
(a)
................. 80,407 506,564
Spectral AI, Inc. , Class A
(a)(b)
............. 23,324 24,723
Stereotaxis, Inc.
(a)
................... 125,981 257,001
Surmodics, Inc.
(a)
.................... 31,709 1,229,675
Tactile Systems Technology, Inc.
(a)
........ 54,376 794,433
Tela Bio, Inc.
(a)(b)
..................... 37,437 94,716
Utah Medical Products, Inc. ............. 7,648 511,728
Vivani Medical, Inc.
(a)(b)
................ 48,311 56,524
Zimvie, Inc.
(a)
....................... 62,169 986,622
Zynex, Inc.
(a)(b)
...................... 35,304 288,081
24,756,969
Health Care Providers & Services — 1.6%
(a)
Accolade, Inc.
(b)
..................... 168,187 647,520
AirSculpt Technologies, Inc.
(b)
............ 30,538 154,828
Aveanna Healthcare Holdings, Inc. ........ 120,370 625,924
Biodesix, Inc. ...................... 73,466 130,770
Castle Biosciences, Inc. ............... 59,220 1,688,954
Cross Country Healthcare, Inc.
(b)
......... 73,829 992,262
Cryo-Cell International, Inc.
(b)
............ 12,501 79,631
DocGo, Inc.
(b)
...................... 233,705 775,901
Enzo Biochem, Inc. .................. 100,491 112,550
GeneDx Holdings Corp. , Class A ......... 28,594 1,213,529
InfuSystem Holdings, Inc. .............. 45,392 304,126
Joint Corp. (The) .................... 25,111 287,270
ModivCare, Inc.
(b)
.................... 25,203 359,899
Nano-X Imaging Ltd.
(b)
................ 124,177 754,996

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Micro-Cap ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
NeueHealth, Inc.
(b)
................... 6,259 $ 32,672
Oncology Institute, Inc. (The) ............ 95,092 31,086
Pennant Group, Inc. (The) .............. 65,536 2,339,635
Performant Financial Corp. ............. 162,544 607,915
PetIQ, Inc. , Class A .................. 62,107 1,911,032
Quipt Home Medical Corp. ............. 93,667 273,508
Sonida Senior Living, Inc. .............. 8,039 214,963
Talkspace, Inc. ..................... 282,292 589,990
Viemed Healthcare, Inc. ............... 78,677 576,702
14,705,663
Health Care REITs — 0.6%
Diversified Healthcare Trust ............. 500,211 2,095,884
Global Medical REIT, Inc. .............. 140,077 1,388,163
Strawberry Fields REIT, Inc. ............ 13,478 171,036
Universal Health Realty Income Trust ...... 29,664 1,357,128
5,012,211
Health Care Technology — 0.6%
Augmedix, Inc.
(a)(b)
................... 74,216 174,408
DarioHealth Corp.
(a)(b)
................. 60,267 67,499
Forian, Inc.
(a)
....................... 43,278 93,480
Health Catalyst, Inc.
(a)
................. 134,311 1,093,292
HealthStream, Inc. ................... 55,767 1,608,320
iCAD, Inc.
(a)(b)
...................... 53,033 82,997
LifeMD, Inc.
(a)(b)
..................... 81,483 426,971
OptimizeRx Corp.
(a)
.................. 40,245 310,691
Simulations Plus, Inc.
(b)
................ 36,581 1,171,324
TruBridge, Inc.
(a)(b)
................... 29,850 357,006
5,385,988
Hotel & Resort REITs — 0.2%
Ashford Hospitality Trust, Inc.
(a)(b)
......... 90,899 68,029
Braemar Hotels & Resorts, Inc. .......... 151,082 466,843
Chatham Lodging Trust ................ 110,622 942,500
1,477,372
Hotels, Restaurants & Leisure — 1.5%
Ark Restaurants Corp. ................ 4,344 52,084
Biglari Holdings, Inc. , Class B, NVS
(a)
...... 1,683 289,493
BJ's Restaurants, Inc.
(a)
................ 43,675 1,422,058
Canterbury Park Holding Corp. ........... 7,613 146,931
Century Casinos, Inc.
(a)(b)
............... 63,610 162,842
Chuy's Holdings, Inc.
(a)
................ 39,464 1,475,954
Denny's Corp.
(a)
..................... 116,676 752,560
El Pollo Loco Holdings, Inc.
(a)
............ 58,872 806,546
Empire Resorts, Inc.
(a)(b)(c)
.............. 9,312 —
FAT Brands, Inc. , Class A .............. 11,907 58,582
Full House Resorts, Inc.
(a)(b)
............. 75,507 379,045
GAN Ltd.
(a)
........................ 101,535 179,717
Golden Entertainment, Inc. ............. 46,696 1,484,466
Inspired Entertainment, Inc.
(a)(b)
........... 50,491 468,052
Kura Sushi USA, Inc. , Class A
(a)(b)
......... 13,536 1,090,460
Lindblad Expeditions Holdings, Inc.
(a)(b)
..... 81,848 757,094
Mondee Holdings, Inc. , Class A
(a)(b)
........ 88,363 122,824
Nathan's Famous, Inc. ................ 6,499 525,769
Noodles & Co. , Class A
(a)
.............. 84,478 101,374
ONE Group Hospitality, Inc. (The)
(a)
........ 48,563 178,712
Pinstripes Holdings, Inc. , Class A
(a)(b)
....... 62,348 47,815
PlayAGS, Inc.
(a)
..................... 88,655 1,009,780
Potbelly Corp.
(a)
..................... 63,326 528,139
RCI Hospitality Holdings, Inc.
(b)
........... 19,684 876,922
Red Robin Gourmet Burgers, Inc.
(a)(b)
....... 35,277 155,572
Serve Robotics, Inc.
(a)(b)
................ 24,048 191,182
Vacasa, Inc. , Class A
(a)(b)
............... 21,352 59,999
13,323,972
Security
Shares
Shares Value
Household Durables — 1.4%
Bassett Furniture Industries, Inc. ......... 18,952 $ 273,856
Beazer Homes USA, Inc.
(a)
............. 67,985 2,323,048
Ethan Allen Interiors, Inc. .............. 52,564 1,676,266
Flexsteel Industries, Inc. ............... 10,611 469,961
GoPro, Inc. , Class A
(a)
................. 286,644 389,836
Hamilton Beach Brands Holding Co. , Class A . 19,196 584,134
Hooker Furnishings Corp. .............. 24,404 441,224
Hovnanian Enterprises, Inc. , Class A
(a)
...... 11,450 2,340,037
iRobot Corp.
(a)
...................... 64,822 563,303
Landsea Homes Corp.
(a)
............... 41,427 511,623
Legacy Housing Corp.
(a)
............... 25,781 705,110
Lifetime Brands, Inc. .................. 28,548 186,704
Live Ventures, Inc.
(a)
.................. 2,278 35,241
Lovesac Co. (The)
(a)(b)
................. 32,683 936,368
Purple Innovation, Inc.
(a)
............... 130,584 129,108
Traeger, Inc.
(a)(b)
..................... 78,829 290,091
United Homes Group, Inc. , Class A
(a)(b)
...... 12,928 79,378
Universal Electronics, Inc.
(a)(b)
............ 24,874 229,587
VOXX International Corp. , Class A
(a)(b)
...... 25,258 160,641
12,325,516
Household Products — 0.1%
Oil-Dri Corp. of America ............... 11,257 776,620
Independent Power and Renewable Electricity Producers —
0.1%
(a)(b)
Altus Power, Inc. , Class A .............. 173,716 552,417
Spruce Power Holding Corp. ............ 38,803 110,200
662,617
Industrial REITs — 0.3%
Industrial Logistics Properties Trust ........ 149,858 713,324
Plymouth Industrial REIT, Inc. ........... 92,459 2,089,573
2,802,897
Insurance — 1.8%
Ambac Financial Group, Inc.
(a)
........... 99,846 1,119,274
American Coastal Insurance Corp.
(a)(b)
...... 55,491 625,384
Atlantic American Corp. ............... 10,046 17,078
Bowhead Specialty Holdings, Inc.
(a)
........ 16,503 462,249
Citizens, Inc. , Class A
(a)(b)
.............. 113,870 412,209
Crawford & Co. , Class A, NVS ........... 34,896 382,809
Donegal Group, Inc. , Class A ............ 35,395 521,722
eHealth, Inc.
(a)(b)
..................... 65,082 265,535
Fundamental Global, Inc.
(a)
............. 39,843 41,835
GoHealth, Inc. , Class A
(a)
............... 10,321 96,811
Greenlight Capital Re Ltd. , Class A
(a)
....... 63,381 865,151
HCI Group, Inc. ..................... 18,962 2,030,072
Heritage Insurance Holdings, Inc.
(a)
........ 52,621 644,081
Hippo Holdings, Inc.
(a)
................. 45,272 764,191
ICC Holdings, Inc.
(a)
.................. 4,598 105,616
Investors Title Co. ................... 3,266 750,527
James River Group Holdings Ltd. ......... 71,577 448,788
Kingstone Cos., Inc.
(a)
................. 22,078 202,014
Kingsway Financial Services, Inc.
(a)
........ 29,575 244,881
Maiden Holdings Ltd.
(a)(b)
............... 200,498 354,881
MBIA, Inc.
(a)
....................... 102,227 364,950
NI Holdings, Inc.
(a)
................... 17,522 274,745
Root, Inc. , Class A
(a)(b)
................. 19,742 745,853
Selectquote, Inc.
(a)
................... 307,364 666,980
Tiptree, Inc. ....................... 58,062 1,136,273
United Fire Group, Inc. ................ 48,167 1,008,135
Universal Insurance Holdings, Inc. ........ 54,742 1,213,083
15,765,127

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Micro-Cap ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services — 1.0%
(a)
DHI Group, Inc. ..................... 95,600 $ 175,904
EverQuote, Inc. , Class A ............... 57,794 1,218,876
fuboTV, Inc. ....................... 676,403 960,492
GameSquare Holdings, Inc.
(b)
............ 50,438 36,820
IZEA Worldwide, Inc. ................. 38,712 106,458
MediaAlpha, Inc. , Class A .............. 68,209 1,235,265
Nextdoor Holdings, Inc. , Class A .......... 402,205 997,468
Outbrain, Inc. ...................... 88,757 431,359
Paltalk, Inc. ........................ 13,674 44,167
PSQ Holdings, Inc. , Class A ............. 8,311 20,445
QuinStreet, Inc. ..................... 120,732 2,309,603
System1, Inc. , Class A
(b)
............... 55,026 61,629
Travelzoo
(b)
........................ 15,684 188,992
TrueCar, Inc. ....................... 196,683 678,556
Zedge, Inc. , Class B .................. 24,181 89,470
8,555,504
IT Services — 1.7%
Applied Digital Corp.
(a)(b)
............... 270,514 2,231,740
Backblaze, Inc. , Class A
(a)
.............. 91,570 585,132
BigBear.ai Holdings, Inc.
(a)(b)
............. 233,368 340,717
Brightcove, Inc.
(a)
.................... 100,967 218,089
Core Scientific, Inc.
(a)(b)
................ 409,470 4,856,314
Couchbase, Inc.
(a)
................... 89,576 1,443,965
Crexendo, Inc.
(a)
.................... 30,056 139,460
CSP, Inc. ......................... 15,513 201,514
Data Storage Corp.
(a)(b)
................ 9,154 34,511
Grid Dynamics Holdings, Inc. , Class A
(a)
..... 131,541 1,841,574
Hackett Group, Inc. (The) .............. 57,984 1,523,240
Information Services Group, Inc. .......... 81,257 268,148
Rackspace Technology, Inc.
(a)
........... 153,824 376,869
Research Solutions, Inc.
(a)
.............. 56,901 155,340
Tucows, Inc. , Class A
(a)(b)
............... 17,986 375,727
Unisys Corp.
(a)
...................... 151,581 860,980
15,453,320
Leisure Products — 0.7%
American Outdoor Brands, Inc.
(a)
......... 29,201 269,233
AMMO, Inc.
(a)(b)
..................... 206,019 294,607
Clarus Corp. ....................... 69,470 312,615
Escalade, Inc. ...................... 22,922 322,513
Funko, Inc. , Class A
(a)
................. 71,651 875,575
JAKKS Pacific, Inc.
(a)
................. 18,381 469,083
Johnson Outdoors, Inc. , Class A .......... 11,005 398,381
Latham Group, Inc.
(a)
................. 93,275 634,270
Marine Products Corp. ................ 20,281 196,523
MasterCraft Boat Holdings, Inc.
(a)(b)
........ 38,586 702,651
Smith & Wesson Brands, Inc. ............ 104,857 1,361,044
Solo Brands, Inc. , Class A
(a)(b)
............ 63,567 89,630
5,926,125
Life Sciences Tools & Services — 1.2%
(a)
Adaptive Biotechnologies Corp.
(b)
......... 266,789 1,365,960
Akoya Biosciences, Inc.
(b)
.............. 61,004 165,931
Alpha Teknova, Inc. .................. 20,091 97,240
BioLife Solutions, Inc.
(b)
................ 82,944 2,076,918
Champions Oncology, Inc.
(b)
............. 15,966 77,754
ChromaDex Corp.
(b)
.................. 112,642 411,143
Codexis, Inc. ....................... 160,172 493,330
Harvard Bioscience, Inc. ............... 93,440 251,354
Inotiv, Inc.
(b)
........................ 49,821 84,696
Lifecore Biomedical, Inc.
(b)
.............. 51,812 255,433
MaxCyte, Inc. ...................... 240,987 937,439
Nautilus Biotechnology, Inc. ............. 112,756 321,355
OmniAb, Inc.
(b)
...................... 212,062 897,022
Personalis, Inc.
(b)
.................... 80,548 433,348
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Quanterix Corp.
(b)
.................... 82,701 $ 1,071,805
Quantum-Si, Inc. , Class A .............. 231,029 203,814
Seer, Inc. , Class A ................... 137,008 269,906
Standard BioTools, Inc.
(b)
............... 679,051 1,310,568
10,725,016
Machinery — 2.9%
374Water, Inc.
(a)
..................... 149,412 203,200
Blue Bird Corp.
(a)
.................... 73,790 3,538,968
Columbus McKinnon Corp. ............. 65,391 2,354,076
Commercial Vehicle Group, Inc.
(a)
......... 77,957 253,360
Douglas Dynamics, Inc. ............... 52,164 1,438,683
Eastern Co. (The) ................... 11,933 387,226
FreightCar America, Inc.
(a)
.............. 35,271 380,574
Gencor Industries, Inc.
(a)
............... 23,638 493,089
Graham Corp.
(a)
..................... 23,548 696,785
Hurco Cos., Inc. ..................... 13,952 293,969
Hyliion Holdings Corp. , Class A
(a)(b)
........ 322,242 799,160
Hyster-Yale, Inc. , Class A .............. 26,225 1,672,368
L B Foster Co. , Class A
(a)(b)
............. 20,892 426,824
Luxfer Holdings plc .................. 62,326 807,122
Manitex International, Inc.
(a)
............. 34,397 193,655
Manitowoc Co., Inc. (The)
(a)
............. 79,967 769,283
Mayville Engineering Co., Inc.
(a)
.......... 29,216 615,873
Miller Industries, Inc. ................. 25,381 1,548,241
NN, Inc.
(a)
......................... 105,458 411,286
Novusterra, Inc.
(a)(b)(c)
................. 12,894 —
Palladyne AI Corp.
(a)
.................. 50,729 90,805
Park-Ohio Holdings Corp. .............. 19,681 604,207
Perma-Pipe International Holdings, Inc.
(a)(b)
... 17,899 232,329
REV Group, Inc. .................... 117,867 3,307,348
Shyft Group, Inc. (The) ................ 77,749 975,750
Taylor Devices, Inc.
(a)(b)
................ 5,425 270,816
TechPrecision Corp.
(a)
................. 19,570 61,450
Titan International, Inc.
(a)
............... 114,667 932,243
Twin Disc, Inc.
(b)
..................... 25,537 318,957
Wabash National Corp. ................ 100,448 1,927,597
Xos, Inc.
(a)(b)
....................... 11,088 50,450
26,055,694
Marine Transportation — 0.4%
Genco Shipping & Trading Ltd. ........... 97,019 1,891,870
Himalaya Shipping Ltd. ................ 68,239 590,950
Pangaea Logistics Solutions Ltd. ......... 70,905 512,643
Safe Bulkers, Inc. ................... 137,311 711,271
3,706,734
Media — 1.2%
Boston Omaha Corp. , Class A
(a)(b)
......... 56,793 844,512
Cardlytics, Inc.
(a)(b)
................... 93,263 298,442
Clear Channel Outdoor Holdings, Inc.
(a)
..... 808,723 1,293,957
comScore, Inc.
(a)(b)
................... 9,324 63,310
Creative Realities, Inc.
(a)(b)
.............. 12,270 56,319
Cumulus Media, Inc. , Class A
(a)
.......... 36,591 47,934
Direct Digital Holdings, Inc. , Class A
(a)
...... 7,968 16,812
Emerald Holding, Inc.
(b)
................ 35,544 177,365
Entravision Communications Corp. , Class A .. 141,204 292,292
EW Scripps Co. (The) , Class A
(a)
......... 136,130 305,612
Fluent, Inc.
(a)(b)
...................... 16,556 60,595
Gambling.com Group Ltd.
(a)
............. 40,118 401,982
Gannett Co., Inc.
(a)(b)
.................. 325,038 1,826,714
Harte Hanks, Inc.
(a)(b)
................. 14,832 110,350
iHeartMedia, Inc. , Class A
(a)
............. 237,693 439,732
Innovid Corp.
(a)(b)
.................... 244,203 439,565
Lee Enterprises, Inc.
(a)(b)
............... 12,780 111,314
Marchex, Inc. , Class B
(a)
............... 53,511 100,066

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Micro-Cap ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
National CineMedia, Inc.
(a)
.............. 162,011 $ 1,142,178
Saga Communications, Inc. , Class A ....... 9,132 131,135
SPAR Group, Inc.
(a)
.................. 23,024 56,409
Thryv Holdings, Inc.
(a)
................. 73,157 1,260,495
Townsquare Media, Inc. , Class A ......... 30,078 305,592
Urban One, Inc. , Class D, NVS
(a)
......... 28,128 31,222
WideOpenWest, Inc.
(a)
................ 114,825 602,831
10,416,735
Metals & Mining — 1.8%
5E Advanced Materials, Inc.
(a)
........... 91,673 49,503
American Battery Technology Co.
(a)(b)
....... 108,629 116,233
Ampco-Pittsburgh Corp.
(a)
.............. 31,500 63,000
Ascent Industries Co.
(a)
................ 16,188 157,024
Caledonia Mining Corp. plc ............. 37,338 558,577
Contango ORE, Inc.
(a)(b)
................ 23,632 455,152
Critical Metals Corp.
(a)(b)
................ 16,058 119,472
Dakota Gold Corp.
(a)
.................. 154,859 365,467
Friedman Industries, Inc. ............... 15,422 247,061
Haynes International, Inc. .............. 28,913 1,721,480
Hycroft Mining Holding Corp. , Class A
(a)(b)
.... 46,420 116,050
i-80 Gold Corp.
(a)
.................... 726,518 842,761
Idaho Strategic Resources, Inc.
(a)
......... 26,004 417,884
Ivanhoe Electric, Inc.
(a)(b)
............... 192,417 1,627,848
Lifezone Metals Ltd.
(a)(b)
................ 83,239 582,673
Metallus, Inc.
(a)
..................... 98,699 1,463,706
NioCorp Developments Ltd.
(a)(b)
.......... 58,829 128,247
Olympic Steel, Inc. ................... 22,845 890,955
Perpetua Resources Corp.
(a)(b)
........... 88,637 828,756
Piedmont Lithium, Inc.
(a)(b)
.............. 41,639 371,836
Radius Recycling, Inc. , Class A .......... 60,509 1,121,837
Ramaco Resources, Inc. , Class A ......... 60,827 711,676
Ramaco Resources, Inc. , Class B ......... 12,067 129,841
SunCoke Energy, Inc. ................. 192,750 1,673,070
Tredegar Corp.
(a)
.................... 61,010 444,763
Universal Stainless & Alloy Products, Inc.
(a)
.. 20,230 781,485
US Gold Corp.
(a)
.................... 18,804 109,251
US Goldmining, Inc.
(a)
................. 5,323 42,903
16,138,511
Mortgage Real Estate Investment Trusts (REITs) — 1.9%
ACRES Commercial Realty Corp.
(a)
........ 15,686 245,643
AFC Gamma, Inc. ................... 39,059 398,792
AG Mortgage Investment Trust, Inc. ....... 66,163 496,884
Angel Oak Mortgage REIT, Inc. .......... 27,258 284,301
Ares Commercial Real Estate Corp. ....... 122,758 859,306
ARMOUR Residential REIT, Inc. .......... 112,462 2,294,225
Cherry Hill Mortgage Investment Corp. ..... 68,596 249,004
Chicago Atlantic Real Estate Finance, Inc. ... 38,740 600,857
Dynex Capital, Inc. ................... 170,446 2,174,891
Ellington Financial, Inc. ................ 189,901 2,447,824
Franklin BSP Realty Trust, Inc. ........... 188,524 2,462,123
Granite Point Mortgage Trust, Inc. ........ 115,385 365,771
Great Ajax Corp. .................... 90,750 302,198
Invesco Mortgage Capital, Inc. ........... 112,603 1,057,342
Lument Finance Trust, Inc. ............. 72,538 183,521
Manhattan Bridge Capital, Inc. ........... 21,434 119,387
Nexpoint Real Estate Finance, Inc. ........ 18,640 291,343
Orchid Island Capital, Inc. .............. 164,637 1,353,316
Sachem Capital Corp. ................. 104,823 264,154
Seven Hills Realty Trust ............... 29,772 409,960
Sunrise Realty Trust, Inc. .............. 13,004 187,128
17,047,970
Security
Shares
Shares Value
Multi-Utilities — 0.2%
Unitil Corp. ........................ 36,732 $ 2,225,225
Office REITs — 0.5%
City Office REIT, Inc. ................. 89,550 522,972
Creative Media & Community Trust Corp. .... 29,319 14,410
Franklin Street Properties Corp. .......... 223,383 395,388
NET Lease Office Properties
(b)
........... 34,152 1,045,734
Office Properties Income Trust ........... 114,602 249,832
Orion Office REIT, Inc. ................ 128,822 515,288
Peakstone Realty Trust , Class E ......... 83,446 1,137,369
Postal Realty Trust, Inc. , Class A ......... 49,107 718,927
4,599,920
Oil, Gas & Consumable Fuels — 3.0%
Adams Resources & Energy, Inc. ......... 5,825 157,275
Aemetis, Inc.
(a)(b)
.................... 83,186 191,328
American Carbon Corp.
(a)(b)(c)
............ 35,327 —
American Resources Corp. , Class A
(a)(b)
..... 103,581 94,259
Amplify Energy Corp.
(a)(b)
............... 89,838 586,642
Ardmore Shipping Corp. ............... 95,492 1,728,405
Battalion Oil Corp.
(a)(b)
................. 7,670 51,159
Berry Corp. ........................ 175,823 903,730
Centrus Energy Corp. , Class A
(a)(b)
........ 32,271 1,770,064
Clean Energy Technologies, Inc.
(a)
........ 31,127 31,127
Diversified Energy Co. plc
(d)
............. 108,185 1,231,145
Empire Petroleum Corp.
(a)(b)
............. 31,956 167,769
Encore Energy Corp.
(a)(b)
............... 417,532 1,686,829
Energy Fuels, Inc.
(a)(b)
................. 424,753 2,331,894
Epsilon Energy Ltd. .................. 47,689 279,458
Evolution Petroleum Corp. .............. 70,655 375,178
FutureFuel Corp. .................... 60,062 345,357
Granite Ridge Resources, Inc. ........... 121,063 719,114
Hallador Energy Co.
(a)(b)
................ 57,440 541,659
Kolibri Global Energy, Inc.
(a)
............. 69,126 221,203
Lightbridge Corp.
(a)(b)
.................. 30,719 86,013
NACCO Industries, Inc. , Class A .......... 9,159 259,658
Nordic American Tankers Ltd. ........... 466,855 1,713,358
PHX Minerals, Inc. , Class A
(b)
............ 81,056 273,969
PrimeEnergy Resources Corp.
(a)
.......... 1,583 218,137
REX American Resources Corp.
(a)
........ 35,459 1,641,397
Riley Exploration Permian, Inc. ........... 26,104 691,495
Ring Energy, Inc.
(a)(b)
.................. 339,857 543,771
Sable Offshore Corp. , Class A
(a)(b)
......... 115,692 2,733,802
SandRidge Energy, Inc. ............... 74,121 906,500
Stabilis Solutions, Inc.
(a)
............... 6,210 29,436
Teekay Corp.
(a)
..................... 131,569 1,210,435
Ur-Energy, Inc.
(a)(b)
................... 778,297 926,174
US Energy Corp.
(a)
................... 21,353 24,556
VAALCO Energy, Inc. ................. 239,872 1,376,865
Verde Clean Fuels, Inc. , Class A
(a)
........ 7,127 28,437
Vivakor, Inc.
(a)
...................... 24,130 37,160
W&T Offshore, Inc. ................... 226,745 487,502
26,602,260
Paper & Forest Products — 0.1%
(a)
Clearwater Paper Corp. ............... 37,345 1,065,826
Glatfelter Corp. ..................... 102,424 184,363
1,250,189
Passenger Airlines — 0.1%
Blade Air Mobility, Inc. , Class A
(a)
......... 134,236 394,654
Spirit Airlines, Inc.
(b)
.................. 251,926 604,622
999,276
Personal Care Products — 0.3%
AXIL Brands, Inc.
(a)
................... 7,341 31,566
Beauty Health Co. (The) , Class A
(a)(b)
....... 169,743 244,430

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Micro-Cap ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products (continued)
FitLife Brands, Inc.
(a)(b)
................. 3,549 $ 116,194
Honest Co., Inc. (The)
(a)
............... 186,334 665,213
Lifevantage Corp. ................... 22,453 271,232
Medifast, Inc.
(a)
..................... 24,721 473,160
Natural Alternatives International, Inc.
(a)
..... 10,187 58,372
Natural Health Trends Corp. ............ 18,417 109,581
Nature's Sunshine Products, Inc.
(a)
........ 29,619 403,411
Safety Shot, Inc.
(a)(b)
.................. 95,424 116,417
United-Guardian, Inc. ................. 7,841 124,515
Veru, Inc.
(a)
........................ 303,023 233,025
2,847,116
Pharmaceuticals — 4.8%
Aclaris Therapeutics, Inc.
(a)(b)
............ 160,562 184,646
ALT5 Sigma Corp.
(a)(b)
................. 20,045 35,480
Alto Neuroscience, Inc.
(a)(b)
.............. 49,057 561,212
Alumis, Inc.
(a)(b)
..................... 30,407 324,747
Amylyx Pharmaceuticals, Inc.
(a)
.......... 143,896 466,223
AN2 Therapeutics, Inc.
(a)
............... 35,702 38,201
Anebulo Pharmaceuticals, Inc.
(a)
.......... 3,539 6,830
Aquestive Therapeutics, Inc.
(a)(b)
.......... 170,959 851,376
Atea Pharmaceuticals, Inc.
(a)
............ 177,358 594,149
Athira Pharma, Inc.
(a)(b)
................ 75,044 33,470
Biote Corp. , Class A
(a)
................. 62,844 350,670
CalciMedica, Inc.
(a)(b)
.................. 14,645 64,877
Clearside Biomedical, Inc.
(a)
............. 163,978 208,252
Cognition Therapeutics, Inc.
(a)(b)
.......... 72,104 33,788
Collegium Pharmaceutical, Inc.
(a)(b)
........ 74,675 2,885,442
Contineum Therapeutics, Inc. , Class A
(a)(b)
... 13,065 250,064
CorMedix, Inc.
(a)(b)
................... 125,208 1,011,681
Enliven Therapeutics, Inc.
(a)
............. 81,038 2,069,710
Esperion Therapeutics, Inc.
(a)(b)
........... 435,215 718,105
Eton Pharmaceuticals, Inc.
(a)
............ 45,197 271,182
Evolus, Inc.
(a)
...................... 126,584 2,050,661
EyePoint Pharmaceuticals, Inc.
(a)(b)
........ 115,100 919,649
Fulcrum Therapeutics, Inc.
(a)
............ 143,684 512,952
Harrow, Inc.
(a)(b)
..................... 70,079 3,150,752
Ikena Oncology, Inc.
(a)
................. 63,181 109,303
Journey Medical Corp.
(a)(b)
.............. 18,109 102,316
Liquidia Corp.
(a)(b)
.................... 131,773 1,317,730
Longboard Pharmaceuticals, Inc.
(a)(b)
....... 74,173 2,472,186
Lyra Therapeutics, Inc.
(a)(b)
.............. 111,920 28,763
Marinus Pharmaceuticals, Inc.
(a)(b)
......... 126,979 223,483
MediWound Ltd.
(a)(b)
.................. 18,075 326,434
Mind Medicine MindMed, Inc.
(a)(b)
......... 165,778 943,277
Nektar Therapeutics
(a)
................. 408,718 531,333
Nuvation Bio, Inc. , Class A
(a)
............ 414,704 949,672
Ocular Therapeutix, Inc.
(a)(b)
............. 357,020 3,106,074
Ocuphire Pharma, Inc.
(a)(b)
.............. 58,047 76,042
Omeros Corp.
(a)(b)
.................... 128,614 510,598
Optinose, Inc.
(a)(b)
.................... 168,104 112,630
Oramed Pharmaceuticals, Inc.
(a)(b)
......... 85,221 207,939
Phathom Pharmaceuticals, Inc.
(a)(b)
........ 78,013 1,410,475
Phibro Animal Health Corp. , Class A ....... 46,556 1,048,441
ProPhase Labs, Inc.
(a)(b)
................ 38,109 92,224
Rapport Therapeutics, Inc.
(a)(b)
........... 21,299 436,204
Relmada Therapeutics, Inc.
(a)
............ 54,960 178,070
Revance Therapeutics, Inc.
(a)(b)
........... 238,023 1,235,339
Reviva Pharmaceuticals Holdings, Inc.
(a)(b)
... 42,805 61,639
Scilex Holding Co., (Acquired 01/06/23, cost
$1,421,381)
(a)(b)(e)
.................. 135,628 121,117
scPharmaceuticals, Inc.
(a)(b)
............. 65,268 297,622
SCYNEXIS, Inc.
(a)(b)
.................. 83,333 124,166
SIGA Technologies, Inc. ............... 106,753 720,583
Tarsus Pharmaceuticals, Inc.
(a)(b)
.......... 84,375 2,775,094
Security
Shares
Shares Value
Pharmaceuticals (continued)
Telomir Pharmaceuticals, Inc.
(a)
.......... 10,775 $ 69,175
Terns Pharmaceuticals, Inc.
(a)(b)
.......... 132,478 1,104,867
Theravance Biopharma, Inc.
(a)(b)
.......... 84,498 681,054
Third Harmonic Bio, Inc.
(a)
.............. 45,643 618,463
Trevi Therapeutics, Inc.
(a)
.............. 134,939 450,696
Ventyx Biosciences, Inc.
(a)
.............. 139,453 304,008
Verrica Pharmaceuticals, Inc.
(a)(b)
......... 43,451 63,004
VYNE Therapeutics, Inc.
(a)
.............. 35,792 67,289
WaVe Life Sciences Ltd.
(a)
.............. 178,262 1,461,748
Xeris Biopharma Holdings, Inc.
(a)
......... 322,583 919,362
Zevra Therapeutics, Inc.
(a)
.............. 96,695 671,063
43,523,602
Professional Services — 1.9%
Aeries Technology, Inc.
(a)
............... 37,035 85,921
Asure Software, Inc.
(a)(b)
................ 54,434 492,628
Barrett Business Services, Inc. ........... 59,098 2,216,766
BGSF, Inc. ........................ 23,330 196,439
BlackSky Technology, Inc.
(a)(b)
............ 30,757 145,788
CRA International, Inc. ................ 15,137 2,653,819
DLH Holdings Corp.
(a)
................. 19,350 181,116
FiscalNote Holdings, Inc. , Class A
(a)(b)
...... 138,269 176,984
Forrester Research, Inc.
(a)
.............. 27,116 488,359
Franklin Covey Co.
(a)(b)
................ 26,143 1,075,262
Heidrick & Struggles International, Inc. ..... 46,397 1,802,987
HireQuest, Inc. ..................... 12,696 179,775
Hudson Global, Inc.
(a)
................. 5,494 88,014
IBEX Holdings Ltd.
(a)
.................. 19,792 395,444
Innodata, Inc.
(a)(b)
.................... 62,640 1,050,473
Kelly Services, Inc. , Class A, NVS ........ 71,304 1,526,619
Mastech Digital, Inc.
(a)
................. 5,496 54,960
Mistras Group, Inc.
(a)
................. 48,323 549,432
RCM Technologies, Inc.
(a)
.............. 13,527 274,328
Resources Connection, Inc. ............. 75,007 727,568
Skillsoft Corp. , Class A
(a)(b)
.............. 9,142 141,701
Spire Global, Inc. , Class A
(a)(b)
........... 50,966 509,150
Steel Connect, Inc.
(a)
................. 6,533 68,923
TrueBlue, Inc.
(a)
..................... 68,824 543,021
TTEC Holdings, Inc. .................. 43,865 257,488
Where Food Comes From, Inc.
(a)
......... 6,146 66,254
Willdan Group, Inc.
(a)
................. 28,987 1,187,018
17,136,237
Real Estate Management & Development — 0.6%
(a)
American Realty Investors, Inc. .......... 3,634 63,740
AMREP Corp. ...................... 5,937 176,270
Comstock Holding Cos., Inc. , Class A ...... 6,902 68,951
Douglas Elliman, Inc. ................. 170,858 312,670
Fathom Holdings, Inc. ................. 30,752 79,648
FRP Holdings, Inc. ................... 30,500 910,730
InterGroup Corp. (The) ................ 1,180 17,735
JW Mays, Inc. ...................... 808 37,128
Maui Land & Pineapple Co., Inc. ......... 17,493 392,718
Offerpad Solutions, Inc. , Class A
(b)
........ 23,411 95,049
Rafael Holdings, Inc. , Class B
(b)
.......... 28,353 55,005
RE/MAX Holdings, Inc. , Class A .......... 41,111 511,832
Real Brokerage, Inc. (The)
(b)
............ 221,335 1,228,409
Star Holdings ...................... 29,579 409,373
Stratus Properties, Inc. ................ 12,749 331,346
Tejon Ranch Co.
(b)
................... 48,046 843,207
Transcontinental Realty Investors, Inc. ..... 2,864 82,455
5,616,266
Residential REITs — 0.4%
Bluerock Homes Trust, Inc. , Class A ....... 7,634 114,128
BRT Apartments Corp. ................ 25,904 455,393

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Micro-Cap ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Residential REITs (continued)
Clipper Realty, Inc. ................... 26,473 $ 150,896
UMH Properties, Inc. ................. 148,690 2,924,732
3,645,149
Retail REITs — 0.6%
CBL & Associates Properties, Inc. ......... 52,221 1,315,969
NETSTREIT Corp. ................... 178,909 2,957,366
Whitestone REIT .................... 112,730 1,525,237
5,798,572
Semiconductors & Semiconductor Equipment — 1.6%
Aehr Test Systems
(a)(b)
................. 63,807 819,920
Alpha & Omega Semiconductor Ltd.
(a)
...... 53,985 2,003,923
Amtech Systems, Inc.
(a)(b)
.............. 26,766 155,243
Atomera, Inc.
(a)(b)
.................... 53,597 140,960
AXT, Inc.
(a)(b)
....................... 94,859 229,559
CEVA, Inc.
(a)
....................... 53,677 1,296,300
CVD Equipment Corp.
(a)
............... 11,701 38,730
Everspin Technologies, Inc.
(a)(b)
........... 44,827 264,479
GCT Semiconductor Holding, Inc.
(a)
........ 17,330 58,055
GSI Technology, Inc.
(a)(b)
............... 44,316 135,164
Ichor Holdings Ltd.
(a)
.................. 75,790 2,410,880
indie Semiconductor, Inc. , Class A
(a)(b)
...... 377,800 1,507,422
inTEST Corp.
(a)
..................... 27,847 203,283
Kopin Corp.
(a)(b)
..................... 256,613 187,327
Maxeon Solar Technologies Ltd.
(a)(b)
........ 70,923 6,858
Navitas Semiconductor Corp.
(a)(b)
......... 290,860 712,607
NVE Corp. ........................ 11,049 882,484
Pixelworks, Inc.
(a)(b)
................... 132,342 93,963
QuickLogic Corp.
(a)(b)
.................. 31,306 240,117
Rigetti Computing, Inc.
(a)(b)
.............. 323,198 253,096
SkyWater Technology, Inc.
(a)
............ 62,771 569,961
SMART Global Holdings, Inc.
(a)(b)
......... 119,569 2,504,971
14,715,302
Software — 4.3%
8x8, Inc.
(a)(b)
........................ 293,537 598,815
A10 Networks, Inc. ................... 162,599 2,347,929
Airship AI Holdings, Inc.
(a)(b)
............. 16,789 38,615
American Software, Inc. , Class A ......... 72,353 809,630
Arteris, Inc.
(a)(b)
...................... 63,125 487,325
AudioEye, Inc.
(a)
..................... 16,079 367,405
authID, Inc.
(a)(b)
..................... 18,071 113,666
Aware, Inc.
(a)
....................... 29,373 54,927
Bit Digital, Inc.
(a)(b)
.................... 276,016 968,816
Blend Labs, Inc. , Class A
(a)
............. 531,432 1,992,870
Cerence, Inc.
(a)
..................... 93,446 294,355
Cipher Mining, Inc.
(a)(b)
................. 415,731 1,608,879
Consensus Cloud Solutions, Inc.
(a)
........ 41,492 977,137
CoreCard Corp.
(a)(b)
.................. 13,866 201,334
CS Disco, Inc.
(a)(b)
.................... 67,577 397,353
CXApp, Inc.
(a)(b)
..................... 27,224 45,736
Daily Journal Corp.
(a)(b)
................ 3,187 1,561,949
Dave, Inc. , Class A
(a)(b)
................ 17,975 718,281
Digimarc Corp.
(a)(b)
................... 34,812 935,746
Digital Turbine, Inc.
(a)
................. 220,766 677,752
Domo, Inc. , Class B
(a)
................. 77,410 581,349
D-Wave Quantum, Inc.
(a)(b)
.............. 201,132 197,693
eGain Corp.
(a)
...................... 44,981 229,403
Expensify, Inc. , Class A
(a)
.............. 138,883 272,211
Gryphon Digital Mining, Inc.
(a)
............ 78,710 53,633
Hut 8 Corp.
(a)(b)
..................... 185,668 2,276,290
Intellicheck, Inc.
(a)(b)
.................. 42,183 91,537
Issuer Direct Corp.
(a)
.................. 6,648 79,444
Kaltura, Inc.
(a)
...................... 219,300 298,248
Mercurity Fintech Holding, Inc.
(a)(b)
......... 132,995 230,081
Security
Shares
Shares Value
Software (continued)
Mitek Systems, Inc.
(a)(b)
................ 106,519 $ 923,520
NextNav, Inc.
(a)(b)
.................... 172,632 1,293,014
Nvni Group Ltd.
(a)
.................... 7,016 6,104
ON24, Inc.
(a)
....................... 62,536 382,720
OneSpan, Inc.
(a)
..................... 86,611 1,443,805
Ooma, Inc.
(a)(b)
...................... 56,853 647,556
Pagaya Technologies Ltd. , Class A
(a)
....... 107,572 1,137,036
Phunware, Inc.
(a)(b)
................... 18,521 63,342
Porch Group, Inc.
(a)(b)
................. 177,504 272,469
Prairie Operating Co.
(a)
................ 9,621 84,280
QXO, Inc.
(b)
........................ 1,609 25,374
reAlpha Tech Corp.
(a)
................. 24,415 31,007
Red Violet, Inc.
(a)
.................... 25,437 723,683
Rekor Systems, Inc.
(a)(b)
................ 170,818 201,565
ReposiTrak, Inc.
(b)
................... 27,012 498,912
Rimini Street, Inc.
(a)
.................. 121,486 224,749
Roadzen, Inc.
(a)(b)
.................... 31,115 37,027
Silvaco Group, Inc.
(a)(b)
................ 13,943 199,385
SoundHound AI, Inc. , Class A
(a)(b)
......... 671,038 3,127,037
SoundThinking, Inc.
(a)
................. 22,859 264,936
SRAX, Inc.
(a)
....................... 49,878 2,993
Synchronoss Technologies, Inc.
(a)(b)
........ 19,617 291,999
Telos Corp.
(a)
....................... 126,835 455,338
Terawulf, Inc.
(a)(b)
.................... 536,647 2,511,508
Upland Software, Inc.
(a)
................ 53,901 134,213
Veritone, Inc.
(a)(b)
.................... 60,465 217,069
Viant Technology, Inc. , Class A
(a)
.......... 35,727 395,498
Weave Communications, Inc.
(a)
.......... 90,075 1,152,960
WM Technology, Inc. , Class A
(a)
.......... 199,575 173,630
Xperi, Inc.
(a)
........................ 103,305 954,538
Yext, Inc.
(a)
........................ 239,752 1,659,084
39,044,760
Specialized REITs — 0.3%
Farmland Partners, Inc. ............... 101,231 1,057,864
Gladstone Land Corp. ................ 77,239 1,073,622
Global Self Storage, Inc. ............... 24,089 125,504
2,256,990
Specialty Retail — 2.4%
1-800-Flowers.com, Inc. , Class A
(a)
........ 59,363 470,749
Aaron's Co., Inc. (The) ................ 71,321 709,644
aka Brands Holding Corp.
(a)(b)
............ 1,362 32,157
America's Car-Mart, Inc.
(a)(b)
............. 13,059 547,433
BARK, Inc.
(a)(b)
...................... 304,580 496,465
Big 5 Sporting Goods Corp. ............. 49,405 103,256
Build-A-Bear Workshop, Inc. ............ 29,375 1,009,619
Caleres, Inc. ....................... 78,386 2,590,657
CarParts.com, Inc.
(a)
.................. 127,337 115,406
Cato Corp. (The) , Class A .............. 39,473 196,970
Children's Place, Inc. (The)
(a)(b)
........... 11,192 173,252
Citi Trends, Inc.
(a)(b)
................... 14,726 270,517
Destination XL Group, Inc.
(a)
............ 123,184 362,161
Duluth Holdings, Inc. , Class B
(a)(b)
......... 31,410 118,102
Envela Corp.
(a)(b)
.................... 15,939 87,346
Genesco, Inc.
(a)(b)
.................... 25,084 681,532
Grove Collaborative Holdings
(a)(b)
......... 63,834 86,176
GrowGeneration Corp.
(a)(b)
.............. 129,170 275,132
Haverty Furniture Cos., Inc. ............. 33,273 914,009
J Jill, Inc. ......................... 12,756 314,690
Lands' End, Inc.
(a)(b)
.................. 32,591 562,847
Lazydays Holdings, Inc.
(a)(b)
............. 18,739 28,108
Lulu's Fashion Lounge Holdings, Inc.
(a)(b)
.... 39,912 63,859
MarineMax, Inc.
(a)
.................... 49,465 1,744,631
OneWater Marine, Inc. , Class A
(a)(b)
........ 27,360 654,178

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Micro-Cap ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
PetMed Express, Inc.
(a)
................ 47,382 $ 174,366
RealReal, Inc. (The)
(a)(b)
................ 224,837 705,988
Rent the Runway, Inc. , Class A
(a)(b)
........ 7,057 68,029
RumbleON, Inc. , Class B
(a)(b)
............ 37,245 178,404
Shoe Carnival, Inc. ................... 40,954 1,795,833
Sleep Number Corp.
(a)(b)
............... 49,607 908,800
Sportsman's Warehouse Holdings, Inc.
(a)
.... 85,559 231,865
Stitch Fix, Inc. , Class A
(a)
............... 206,197 581,476
Tandy Leather Factory, Inc.
(a)
............ 7,917 33,172
ThredUp, Inc. , Class A
(a)(b)
.............. 180,778 152,215
Tile Shop Holdings, Inc.
(a)(b)
............. 65,659 432,693
Tilly's, Inc. , Class A
(a)(b)
................ 34,959 178,291
Torrid Holdings, Inc.
(a)
................. 27,367 107,552
Winmark Corp. ..................... 6,695 2,563,716
Zumiez, Inc.
(a)(b)
..................... 37,656 802,073
21,523,369
Technology Hardware, Storage & Peripherals — 0.4%
AstroNova, Inc.
(a)(b)
................... 14,626 196,866
CompoSecure, Inc. , Class A
(b)
........... 56,604 793,588
CPI Card Group, Inc.
(a)
................ 11,262 313,421
Eastman Kodak Co.
(a)
................. 138,801 655,141
Immersion Corp. .................... 69,296 618,120
Intevac, Inc.
(a)
...................... 60,163 204,554
One Stop Systems, Inc.
(a)(b)
............. 42,474 101,513
TransAct Technologies, Inc.
(a)
............ 20,468 99,475
Turtle Beach Corp.
(a)
.................. 39,428 604,826
3,587,504
Textiles, Apparel & Luxury Goods — 0.3%
Crown Crafts, Inc. ................... 22,542 108,202
Culp, Inc.
(a)
........................ 26,073 170,778
Jerash Holdings US, Inc. ............... 15,622 47,022
Lakeland Industries, Inc. ............... 16,259 326,806
Movado Group, Inc. .................. 34,689 645,215
Rocky Brands, Inc. ................... 16,587 528,462
Superior Group of Cos., Inc. ............ 29,932 463,647
Unifi, Inc.
(a)
........................ 31,739 232,964
Vera Bradley, Inc.
(a)
.................. 58,996 322,118
2,845,214
Tobacco — 0.2%
Ispire Technology, Inc.
(a)
............... 44,135 273,857
Turning Point Brands, Inc. .............. 39,245 1,693,422
1,967,279
Trading Companies & Distributors — 1.1%
Alta Equipment Group, Inc. , Class A ....... 61,037 411,389
BlueLinx Holdings, Inc.
(a)
............... 19,138 2,017,528
DXP Enterprises, Inc.
(a)
................ 28,716 1,532,286
EVI Industries, Inc. ................... 11,571 223,667
Hudson Technologies, Inc.
(a)
............ 102,111 851,606
Karat Packaging, Inc. ................. 15,747 407,690
Titan Machinery, Inc.
(a)(b)
............... 47,323 659,209
Transcat, Inc.
(a)(b)
.................... 20,765 2,507,789
Willis Lease Finance Corp. ............. 6,491 965,926
9,577,090
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a)
....... 26,039 287,471
Water Utilities — 0.4%
Cadiz, Inc.
(a)(b)
...................... 96,772 293,219
Consolidated Water Co. Ltd. ............ 34,604 872,367
Global Water Resources, Inc. ............ 26,532 334,038
Pure Cycle Corp.
(a)
................... 47,864 515,495
Security
Shares
Shares Value
Water Utilities (continued)
York Water Co. (The) ................. 33,001 $ 1,236,218
3,251,337
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc. .................. 42,043 633,168
SurgePays, Inc.
(a)(b)
.................. 31,550 58,052
691,220
Total Common Stocks — 99.8%
(Cost: $1,007,481,293) ............................ 897,752,474
Preferred Stocks
Software — 0.0%
BTCS, Inc.
(a)(c)
...................... 19,145 —
Total Preferred Stocks — 0.0%
(Cost: $–) ..................................... —
Rights
Biotechnology — 0.0%
(a)(c)
Contra Aduro Biotech I, CVR ............ 33,109 15,892
Inhibrx, Inc., CVR ................... 73,455 82,270
Oncternal Therapeutics, Inc., CVR
(b)
....... 1,634 1,675
99,837
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(a)(c)
........ 4,194 5,548
Oil, Gas & Consumable Fuels — 0.0%
Empire Petroleum Corp. (Expires 10/16/24,
Strike Price USD 5.05)
(a)
............. 31,956 400
Pharmaceuticals — 0.0%
Contra CVR Catalyst, CVR
(a)(c)
........... 37,156 —
Total Rights — 0.0%
(Cost: $50,910) ................................. 105,785
Warrants
Health Care Equipment & Supplies — 0.0%
(a)(b)
Pulse Biosciences, Inc. (1 Share for 1 Warrant,
Expires 06/26/29, Strike Price USD 11.00) . 3,712 12,138
Pulse Biosciences, Inc. (1 Share for 1 Warrant,
Expires 06/27/29) ................. 3,712 12,139
Total Warrants — 0.0%
(Cost: $—) ..................................... 24,277
Total Long-Term Investments — 99.8%
(Cost: $1,007,532,203) ............................ 897,882,536

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Micro-Cap ETF
16
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 18.9%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.05%
(h)
.................. 168,972,791 $ 169,107,969
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.88% ................... 1,362,865 1,362,865
Total Short-Term Securities — 18.9%
(Cost: $170,338,230) .............................. 170,470,834
Total Investments — 118.7%
(Cost: $1,177,870,433 ) ............................ 1,068,353,370
Liabilities in Excess of Other Assets — (18.7)% ............ (168,320,830)
Net Assets — 100.0% ...............................
$ 900,032,540
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $121,117, representing less than 0.05% of its net assets as of period end, and an original cost of $1,421,381.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Sh ares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 153,302,770 $ 15,764,122
(a)
$ — $ 112 $ 40,965 $ 169,107,969 168,972,791 $ 1,825,089
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 9,846,133 — (8,483,268)
(a)
— — 1,362,865 1,362,865 42,027 —
$ 112 $ 40,965 $ 170,470,834 $ 1,867,116 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 17 12/20/24 $ 1,912 $ 62,801

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Micro-Cap ETF
Schedules of Investments
17
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 62,801 $ — $ — $ — $ 62,801
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 88,626 $ — $ — $ — $ 88,626
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 16,425 $ — $ — $ — $ 16,425
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 955,910
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 897,628,364 $ 124,110 $ — $ 897,752,474
Preferred Securities ....................................... — — — —
Rights ................................................ — 400 105,385 105,785
Warrants .............................................. — 24,277 — 24,277
Short-Term Securities
Money Market Funds ...................................... 170,470,834 — — 170,470,834
$ 1,068,099,198 $ 148,787 $ 105,385 $ 1,068,353,370
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 62,801 $ — $ — $ 62,801
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
Russell 2500 ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.1%
BWX Technologies, Inc. ............... 14,759 $ 1,604,303
Curtiss-Wright Corp. .................. 6,164 2,026,045
Hexcel Corp. ....................... 13,174 814,549
Huntington Ingalls Industries, Inc. ......... 6,389 1,689,124
Loar Holdings, Inc.
(a)(b)
................. 1,685 125,684
Spirit AeroSystems Holdings, Inc. , Class A
(b)
.. 18,765 610,050
Textron, Inc. ....................... 30,264 2,680,785
Woodward, Inc. ..................... 9,733 1,669,307
11,219,847
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ........... 18,804 2,075,397
GXO Logistics, Inc.
(a)(b)
................ 19,194 999,432
3,074,829
Automobile Components — 0.4%
BorgWarner, Inc. .................... 36,725 1,332,750
Gentex Corp. ...................... 37,713 1,119,699
Lear Corp. ........................ 9,216 1,005,927
QuantumScape Corp. , Class A
(a)(b)
........ 58,487 336,300
3,794,676
Automobiles — 0.4%
Harley-Davidson, Inc. ................. 19,589 754,764
Lucid Group, Inc.
(a)(b)
.................. 143,636 507,035
Rivian Automotive, Inc. , Class A
(a)(b)
........ 133,181 1,494,291
Thor Industries, Inc. .................. 8,227 904,065
3,660,155
Banks — 1.9%
Bank OZK ........................ 17,441 749,789
BOK Financial Corp. .................. 3,672 384,165
Columbia Banking System, Inc. .......... 34,065 889,437
Comerica, Inc. ...................... 20,251 1,213,237
Commerce Bancshares, Inc. ............ 19,394 1,152,004
Cullen/Frost Bankers, Inc. .............. 9,677 1,082,469
East West Bancorp, Inc. ............... 22,441 1,856,768
First Hawaiian, Inc. .................. 20,919 484,275
First Horizon Corp. ................... 88,944 1,381,300
FNB Corp. ........................ 58,042 818,973
Pinnacle Financial Partners, Inc. .......... 12,274 1,202,484
Popular, Inc. ....................... 11,526 1,155,712
Prosperity Bancshares, Inc. ............. 14,758 1,063,609
Synovus Financial Corp. ............... 23,494 1,044,778
TFS Financial Corp. .................. 8,947 115,058
Webster Financial Corp. ............... 27,635 1,288,067
Western Alliance Bancorp .............. 17,483 1,512,105
Wintrust Financial Corp. ............... 10,508 1,140,433
Zions Bancorp NA ................... 23,558 1,112,409
19,647,072
Beverages — 0.3%
Boston Beer Co., Inc. (The) , Class A
(b)
...... 1,474 426,192
Celsius Holdings, Inc.
(a)(b)
............... 28,769 902,196
Coca-Cola Consolidated, Inc. ............ 976 1,284,807
2,613,195
Biotechnology — 1.6%
(b)
Apellis Pharmaceuticals, Inc.
(a)
........... 17,059 491,981
Exact Sciences Corp. ................. 29,538 2,012,129
Exelixis, Inc. ....................... 46,325 1,202,134
Ionis Pharmaceuticals, Inc.
(a)
............ 25,370 1,016,322
Natera, Inc. ........................ 18,388 2,334,357
Neurocrine Biosciences, Inc. ............ 16,220 1,868,868
Roivant Sciences Ltd.
(a)
................ 68,880 794,875
Security
Shares
Shares Value
Biotechnology (continued)
Sarepta Therapeutics, Inc.
(a)
............ 14,636 $ 1,827,890
Ultragenyx Pharmaceutical, Inc. .......... 14,594 810,697
United Therapeutics Corp.
(a)
............. 7,057 2,528,876
Viking Therapeutics, Inc.
(a)
.............. 17,028 1,078,043
15,966,172
Broadline Retail — 0.4%
Dillard's, Inc. , Class A ................. 503 192,996
Etsy, Inc.
(b)
........................ 19,008 1,055,514
Kohl's Corp. ....................... 17,874 377,142
Macy's, Inc. ....................... 44,312 695,255
Nordstrom, Inc. ..................... 16,180 363,888
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
..... 9,974 969,473
3,654,268
Building Products — 1.9%
A O Smith Corp. .................... 19,447 1,746,924
AAON, Inc. ........................ 11,160 1,203,494
Advanced Drainage Systems, Inc. ........ 11,350 1,783,766
Allegion plc ........................ 14,159 2,063,533
Armstrong World Industries, Inc. .......... 7,105 933,810
AZEK Co., Inc. (The) , Class A
(b)
.......... 23,465 1,098,162
Fortune Brands Innovations, Inc. ......... 19,939 1,785,139
Hayward Holdings, Inc.
(b)
............... 22,774 349,353
Lennox International, Inc. .............. 5,180 3,130,222
Owens Corning ..................... 13,961 2,464,396
Simpson Manufacturing Co., Inc. ......... 6,850 1,310,199
Trex Co., Inc.
(b)
..................... 17,693 1,178,000
19,046,998
Capital Markets — 2.2%
Affiliated Managers Group, Inc. .......... 5,080 903,224
Carlyle Group, Inc. (The) ............... 35,659 1,535,477
Evercore, Inc. , Class A ................ 5,808 1,471,399
FactSet Research Systems, Inc. .......... 6,172 2,838,194
Houlihan Lokey, Inc. , Class A ............ 8,488 1,341,274
Invesco Ltd. ....................... 59,563 1,045,926
Janus Henderson Group plc ............ 21,107 803,543
Jefferies Financial Group, Inc. ........... 28,262 1,739,526
Lazard, Inc. ....................... 17,721 892,784
MarketAxess Holdings, Inc. ............. 5,982 1,532,588
Morningstar, Inc. .................... 4,321 1,378,918
Robinhood Markets, Inc. , Class A
(b)
........ 107,547 2,518,751
SEI Investments Co. .................. 16,281 1,126,482
Stifel Financial Corp. ................. 16,138 1,515,358
TPG, Inc. , Class A ................... 13,741 790,932
Virtu Financial, Inc. , Class A ............. 13,145 400,397
XP, Inc. , Class A .................... 66,065 1,185,206
23,019,979
Chemicals — 1.1%
Ashland, Inc. ....................... 8,087 703,326
Axalta Coating Systems Ltd.
(b)
........... 35,649 1,290,137
Chemours Co. (The) .................. 24,132 490,362
Element Solutions, Inc. ................ 36,608 994,273
FMC Corp. ........................ 20,159 1,329,285
Huntsman Corp. .................... 26,438 639,800
Mosaic Co. (The) .................... 51,777 1,386,588
NewMarket Corp. .................... 1,095 604,320
Olin Corp. ......................... 18,991 911,188
RPM International, Inc. ................ 20,573 2,489,333
Scotts Miracle-Gro Co. (The) ............ 6,878 596,323
11,434,935
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc.
(b)
................. 8,244 1,992,657
MSA Safety, Inc. .................... 5,993 1,062,799

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2500 ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Stericycle, Inc.
(b)
.................... 14,896 $ 908,656
Tetra Tech, Inc. ..................... 43,103 2,032,737
Vestis Corp. ....................... 21,272 316,953
6,313,802
Communications Equipment — 0.6%
Ciena Corp.
(b)
...................... 23,306 1,435,417
F5, Inc.
(b)
......................... 9,440 2,078,688
Juniper Networks, Inc. ................ 52,738 2,055,727
Lumentum Holdings, Inc.
(a)(b)
............ 10,806 684,884
Ubiquiti, Inc. ....................... 670 148,552
6,403,268
Construction & Engineering — 1.3%
AECOM .......................... 21,957 2,267,499
API Group Corp.
(b)
................... 36,754 1,213,617
Comfort Systems USA, Inc. ............. 5,692 2,221,872
EMCOR Group, Inc. .................. 7,514 3,235,003
MasTec, Inc.
(b)
...................... 10,124 1,246,264
MDU Resources Group, Inc. ............ 32,859 900,665
Valmont Industries, Inc. ................ 3,224 934,799
WillScot Holdings Corp.
(b)
.............. 30,160 1,134,016
13,153,735
Construction Materials — 0.1%
Eagle Materials, Inc. .................. 5,388 1,549,858
Consumer Finance — 0.5%
Ally Financial, Inc. ................... 44,425 1,581,086
Credit Acceptance Corp.
(a)(b)
............. 1,013 449,184
OneMain Holdings, Inc. ................ 18,401 866,135
SLM Corp. ........................ 34,962 799,581
SoFi Technologies, Inc.
(a)(b)
............. 167,699 1,318,114
5,014,100
Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc. , Class A ........... 67,536 1,248,065
BJ's Wholesale Club Holdings, Inc.
(a)(b)
...... 21,468 1,770,681
Casey's General Stores, Inc. ............ 5,994 2,252,006
Grocery Outlet Holding Corp.
(b)
........... 15,938 279,712
Maplebear, Inc.
(b)
.................... 27,863 1,135,138
Performance Food Group Co.
(b)
.......... 24,698 1,935,582
US Foods Holding Corp.
(b)
.............. 37,020 2,276,730
10,897,914
Containers & Packaging — 1.8%
AptarGroup, Inc. .................... 10,744 1,721,081
Avery Dennison Corp. ................. 12,950 2,858,842
Berry Global Group, Inc. ............... 18,543 1,260,553
Crown Holdings, Inc. ................. 19,026 1,824,213
Graphic Packaging Holding Co. .......... 48,090 1,422,983
Packaging Corp. of America ............ 14,327 3,086,036
Sealed Air Corp. .................... 23,089 838,131
Silgan Holdings, Inc. .................. 13,407 703,868
Smurfit WestRock plc ................. 83,713 4,137,096
Sonoco Products Co. ................. 16,022 875,282
18,728,085
Distributors — 0.2%
Pool Corp. ........................ 6,034 2,273,611
Diversified Consumer Services — 0.7%
ADT, Inc. ......................... 46,944 339,405
Bright Horizons Family Solutions, Inc.
(b)
..... 9,330 1,307,413
Duolingo, Inc. , Class A
(b)
............... 5,944 1,676,327
Grand Canyon Education, Inc.
(b)
.......... 4,737 671,944
H&R Block, Inc. ..................... 22,455 1,427,015
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Service Corp. International ............. 23,081 $ 1,821,783
7,243,887
Diversified Telecommunication Services — 0.3%
Frontier Communications Parent, Inc.
(b)
..... 39,750 1,412,317
Iridium Communications, Inc. ............ 18,913 575,901
Liberty Global Ltd. , Class A
(b)
............ 27,327 576,873
Liberty Global Ltd. , Class C, NVS
(a)(b)
....... 25,941 560,585
3,125,676
Electric Utilities — 0.7%
IDACORP, Inc. ..................... 8,279 853,482
NRG Energy, Inc. .................... 33,620 3,062,782
OGE Energy Corp. ................... 32,353 1,327,120
Pinnacle West Capital Corp. ............ 18,490 1,638,029
6,881,413
Electrical Equipment — 0.7%
Acuity Brands, Inc. ................... 4,984 1,372,544
Generac Holdings, Inc.
(b)
............... 9,520 1,512,538
nVent Electric plc .................... 26,729 1,877,979
Regal Rexnord Corp. ................. 10,735 1,780,722
Sensata Technologies Holding plc ......... 24,185 867,274
7,411,057
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.
(a)(b)
.............. 8,595 1,141,674
Avnet, Inc. ........................ 14,529 789,070
Cognex Corp. ...................... 28,074 1,136,997
Coherent Corp.
(b)
.................... 21,400 1,902,674
Crane NXT Co. ..................... 7,928 444,761
IPG Photonics Corp.
(b)
................ 4,455 331,096
Jabil, Inc. ......................... 17,892 2,143,998
Littelfuse, Inc. ...................... 3,985 1,057,021
TD SYNNEX Corp. ................... 12,190 1,463,775
Vontier Corp. ....................... 24,982 842,893
11,253,959
Energy Equipment & Services — 0.4%
NOV, Inc. ......................... 64,245 1,025,993
TechnipFMC plc ..................... 69,314 1,818,106
Weatherford International plc ............ 11,789 1,001,122
3,845,221
Entertainment — 0.4%
Liberty Media Corp.-Liberty Live , Class A
(b)
... 3,166 156,749
Liberty Media Corp.-Liberty Live , Class C,
NVS
(b)
......................... 7,517 385,847
Madison Square Garden Sports Corp.
(b)
..... 3,010 626,863
Playtika Holding Corp. ................ 11,391 90,217
Roku, Inc. , Class A
(b)
................. 20,464 1,527,842
TKO Group Holdings, Inc. , Class A
(b)
....... 12,751 1,577,426
4,364,944
Financial Services — 1.3%
Affirm Holdings, Inc. , Class A
(a)(b)
.......... 37,579 1,533,975
Equitable Holdings, Inc. ............... 49,909 2,097,675
Euronet Worldwide, Inc.
(a)(b)
............. 7,047 699,274
Jack Henry & Associates, Inc. ........... 11,799 2,082,995
MGIC Investment Corp. ............... 42,318 1,083,341
Shift4 Payments, Inc. , Class A
(a)(b)
......... 9,980 884,228
Toast, Inc. , Class A
(b)
................. 72,198 2,043,925
UWM Holdings Corp. , Class A ........... 16,407 139,788
Voya Financial, Inc. .................. 16,407 1,299,763
Western Union Co. (The) .............. 43,838 522,987
WEX, Inc.
(a)(b)
....................... 6,628 1,390,090
13,778,041

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2500 ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products — 0.5%
Darling Ingredients, Inc.
(b)
.............. 25,893 $ 962,184
Flowers Foods, Inc. .................. 30,325 699,598
Freshpet, Inc.
(b)
..................... 7,605 1,040,136
Ingredion, Inc. ...................... 10,610 1,458,132
Pilgrim's Pride Corp.
(b)
................ 6,674 307,337
Post Holdings, Inc.
(b)
.................. 7,981 923,801
Seaboard Corp. ..................... 42 131,754
5,522,942
Gas Utilities — 0.2%
National Fuel Gas Co. ................ 14,907 903,513
UGI Corp. ......................... 34,373 860,013
1,763,526
Ground Transportation — 1.0%
Avis Budget Group, Inc. ............... 2,779 243,413
Knight-Swift Transportation Holdings, Inc. ... 25,287 1,364,234
Landstar System, Inc. ................. 5,810 1,097,335
Lyft, Inc. , Class A
(b)
................... 58,259 742,802
Ryder System, Inc. ................... 6,890 1,004,562
Saia, Inc.
(b)
........................ 4,283 1,872,785
Schneider National, Inc. , Class B ......... 7,595 216,761
U-Haul Holding Co. , NVS .............. 16,236 1,168,992
U-Haul Holding Co.
(b)
................. 1,246 96,540
XPO, Inc.
(b)
........................ 18,499 1,988,827
9,796,251
Health Care Equipment & Supplies — 0.8%
Dentsply Sirona, Inc. ................. 32,720 885,403
Enovis Corp.
(b)
...................... 9,007 387,751
Envista Holdings Corp.
(a)(b)
.............. 28,265 558,516
Globus Medical, Inc. , Class A
(b)
.......... 18,129 1,296,949
Inspire Medical Systems, Inc.
(b)
.......... 4,744 1,001,221
Masimo Corp.
(b)
..................... 6,923 923,044
Penumbra, Inc.
(b)
.................... 5,972 1,160,419
QuidelOrtho Corp.
(b)
.................. 8,726 397,906
Teleflex, Inc. ....................... 7,611 1,882,353
8,493,562
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.
(b)
............ 14,855 941,956
Amedisys, Inc.
(b)
.................... 5,184 500,308
Chemed Corp. ...................... 2,404 1,444,732
DaVita, Inc.
(b)
....................... 8,161 1,337,833
Encompass Health Corp. .............. 16,025 1,548,656
Henry Schein, Inc.
(a)(b)
................. 20,809 1,516,976
Premier, Inc. , Class A ................. 16,865 337,300
R1 RCM, Inc.
(b)
..................... 25,703 364,211
Tenet Healthcare Corp.
(b)
............... 15,401 2,559,646
Universal Health Services, Inc. , Class B .... 9,354 2,142,159
12,693,777
Health Care REITs — 0.3%
Healthcare Realty Trust, Inc. , Class A ...... 62,098 1,127,079
Medical Properties Trust, Inc.
(a)
........... 96,056 561,928
Omega Healthcare Investors, Inc. ......... 39,929 1,625,110
3,314,117
Health Care Technology — 0.1%
(a)(b)
Certara, Inc. ....................... 19,459 227,865
Doximity, Inc. , Class A ................ 19,865 865,518
1,093,383
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc. ............. 112,643 1,982,517
Park Hotels & Resorts, Inc. ............. 33,607 473,859
2,456,376
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 2.2%
Aramark .......................... 42,375 $ 1,641,184
Boyd Gaming Corp. .................. 11,117 718,714
Caesars Entertainment, Inc.
(b)
........... 34,761 1,450,924
Cava Group, Inc.
(a)(b)
.................. 12,205 1,511,589
Choice Hotels International, Inc.
(a)
......... 4,518 588,695
Churchill Downs, Inc. ................. 11,259 1,522,329
Dutch Bros, Inc. , Class A
(b)
............. 17,691 566,643
Hyatt Hotels Corp. , Class A
(a)
............ 7,158 1,089,448
Light & Wonder, Inc. , Class A
(b)
........... 14,601 1,324,749
Marriott Vacations Worldwide Corp. ........ 5,639 414,354
Norwegian Cruise Line Holdings Ltd.
(b)
...... 69,179 1,418,861
Penn Entertainment, Inc.
(a)(b)
............ 24,371 459,637
Planet Fitness, Inc. , Class A
(b)
........... 14,209 1,154,055
Texas Roadhouse, Inc. ................ 10,797 1,906,750
Travel + Leisure Co. .................. 10,832 499,139
Vail Resorts, Inc. .................... 6,193 1,079,378
Wendy's Co. (The) ................... 28,129 492,820
Wingstop, Inc. ...................... 4,754 1,978,044
Wyndham Hotels & Resorts, Inc. ......... 12,449 972,765
Wynn Resorts Ltd. ................... 16,539 1,585,759
22,375,837
Household Durables — 1.0%
Leggett & Platt, Inc. .................. 21,520 293,102
Mohawk Industries, Inc.
(b)
.............. 8,492 1,364,495
Newell Brands, Inc. .................. 67,137 515,612
SharkNinja, Inc. ..................... 10,715 1,164,828
Tempur Sealy International, Inc. .......... 27,158 1,482,827
Toll Brothers, Inc. .................... 16,552 2,557,118
TopBuild Corp.
(b)
.................... 5,140 2,091,003
Whirlpool Corp. ..................... 8,558 915,706
10,384,691
Household Products — 0.1%
Reynolds Consumer Products, Inc. ........ 8,797 273,586
Spectrum Brands Holdings, Inc. .......... 4,391 417,760
691,346
Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp. ............ 22,198 724,987
Clearway Energy, Inc. , Class A ........... 5,615 159,859
Clearway Energy, Inc. , Class C .......... 13,266 407,001
1,291,847
Industrial REITs — 0.7%
Americold Realty Trust, Inc. ............. 45,922 1,298,215
EastGroup Properties, Inc. ............. 7,830 1,462,800
First Industrial Realty Trust, Inc. .......... 21,551 1,206,425
Rexford Industrial Realty, Inc. ........... 34,849 1,753,253
STAG Industrial, Inc. ................. 29,530 1,154,328
6,875,021
Insurance — 2.6%
American Financial Group, Inc. .......... 11,621 1,564,187
Assurant, Inc. ...................... 8,423 1,674,998
Assured Guaranty Ltd. ................ 8,417 669,320
Axis Capital Holdings Ltd. .............. 12,546 998,787
Brighthouse Financial, Inc.
(b)
............ 10,128 456,064
Everest Group Ltd. ................... 6,968 2,730,272
First American Financial Corp. ........... 16,237 1,071,804
Globe Life, Inc. ..................... 14,377 1,522,668
Hanover Insurance Group, Inc. (The) ...... 5,800 859,038
Kemper Corp. ...................... 9,915 607,294
Kinsale Capital Group, Inc. ............. 3,567 1,660,688
Lincoln National Corp. ................ 24,581 774,547
Old Republic International Corp. .......... 40,247 1,425,549
Primerica, Inc. ...................... 5,593 1,482,984

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2500 ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Reinsurance Group of America, Inc. ....... 10,674 $ 2,325,544
RenaissanceRe Holdings Ltd. ........... 8,305 2,262,282
RLI Corp. ......................... 6,694 1,037,436
Ryan Specialty Holdings, Inc. , Class A ...... 16,537 1,097,891
Unum Group ....................... 27,519 1,635,729
White Mountains Insurance Group Ltd.
(a)
.... 403 683,569
26,540,651
Interactive Media & Services — 0.3%
(b)
IAC, Inc.
(a)
......................... 12,043 648,154
Match Group, Inc.
(a)
.................. 41,621 1,574,939
TripAdvisor, Inc. ..................... 17,467 253,097
Trump Media & Technology Group Corp.
(a)
... 9,332 149,965
ZoomInfo Technologies, Inc. ............ 50,958 525,887
3,152,042
IT Services — 0.4%
Amdocs Ltd. ....................... 18,533 1,621,267
DXC Technology Co.
(b)
................ 28,872 599,094
Globant SA
(a)(b)
..................... 6,864 1,360,033
Kyndryl Holdings, Inc.
(b)
................ 36,784 845,296
4,425,690
Leisure Products — 0.5%
Brunswick Corp. .................... 10,924 915,650
Hasbro, Inc. ....................... 22,517 1,628,429
Mattel, Inc.
(a)(b)
...................... 54,796 1,043,864
Polaris, Inc. ........................ 8,323 692,807
YETI Holdings, Inc.
(b)
................. 13,775 565,188
4,845,938
Life Sciences Tools & Services — 1.1%
10X Genomics, Inc. , Class A
(b)
........... 16,850 380,473
Azenta, Inc.
(a)(b)
..................... 8,580 415,615
Bio-Rad Laboratories, Inc. , Class A
(b)
....... 3,148 1,053,258
Bio-Techne Corp. .................... 25,103 2,006,483
Bruker Corp. ....................... 17,677 1,220,774
Charles River Laboratories International, Inc.
(b)
8,310 1,636,821
Fortrea Holdings, Inc.
(b)
................ 11,714 234,280
Medpace Holdings, Inc.
(b)
.............. 4,108 1,371,250
QIAGEN NV
(b)
...................... 36,180 1,648,723
Repligen Corp.
(a)(b)
................... 9,020 1,342,356
Sotera Health Co.
(a)(b)
................. 24,406 407,580
11,717,613
Machinery — 2.7%
AGCO Corp. ....................... 10,183 996,508
Allison Transmission Holdings, Inc. ........ 14,149 1,359,294
Crane Co. ......................... 7,978 1,262,758
Donaldson Co., Inc. .................. 19,429 1,431,917
Esab Corp. ........................ 9,248 983,155
Flowserve Corp. .................... 21,456 1,109,061
Gates Industrial Corp. plc
(b)
............. 33,156 581,888
Graco, Inc. ........................ 27,063 2,368,283
ITT, Inc. .......................... 13,333 1,993,417
Lincoln Electric Holdings, Inc. ........... 8,923 1,713,394
Middleby Corp. (The)
(b)
................ 8,604 1,197,075
Nordson Corp. ...................... 9,170 2,408,317
Oshkosh Corp. ..................... 10,650 1,067,237
Pentair plc ........................ 26,716 2,612,558
RBC Bearings, Inc.
(a)(b)
................ 4,593 1,375,052
Snap-on, Inc. ...................... 8,379 2,427,480
Timken Co. (The) .................... 10,465 882,095
Toro Co. (The) ...................... 16,903 1,465,997
27,235,486
Security
Shares
Shares Value
Marine Transportation — 0.1%
Kirby Corp.
(b)
....................... 9,467 $ 1,159,045
Media — 0.9%
Interpublic Group of Cos., Inc. (The) ....... 61,276 1,938,160
Liberty Broadband Corp. , Class A
(b)
........ 2,678 205,724
Liberty Broadband Corp. , Class C, NVS
(b)
... 17,859 1,380,322
New York Times Co. (The) , Class A ........ 26,019 1,448,478
News Corp. , Class A, NVS ............. 61,968 1,650,207
News Corp. , Class B ................. 18,763 524,426
Nexstar Media Group, Inc. .............. 5,048 834,687
Paramount Global , Class A
(a)
............ 1,494 32,659
Paramount Global , Class B, NVS ......... 96,723 1,027,198
9,041,861
Metals & Mining — 0.9%
Alcoa Corp. ........................ 40,798 1,573,987
ATI, Inc.
(b)
......................... 19,969 1,336,126
Cleveland-Cliffs, Inc.
(a)(b)
............... 74,602 952,667
MP Materials Corp. , Class A
(a)(b)
.......... 21,195 374,092
Reliance, Inc. ...................... 9,251 2,675,482
Royal Gold, Inc. ..................... 10,698 1,500,929
United States Steel Corp. .............. 36,008 1,272,163
9,685,446
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp. ............... 119,542 1,250,409
Annaly Capital Management, Inc. ......... 81,027 1,626,212
Rithm Capital Corp. .................. 82,831 940,132
Starwood Property Trust, Inc. ............ 50,567 1,030,556
4,847,309
Multi-Utilities — 0.2%
NiSource, Inc. ...................... 72,485 2,511,605
Office REITs — 0.5%
BXP, Inc. ......................... 25,417 2,045,052
Cousins Properties, Inc. ............... 24,514 722,673
Highwoods Properties, Inc. ............. 16,881 565,682
Kilroy Realty Corp. ................... 18,905 731,624
Vornado Realty Trust ................. 28,378 1,118,093
5,183,124
Oil, Gas & Consumable Fuels — 2.3%
Antero Midstream Corp. ............... 54,852 825,523
Antero Resources Corp.
(b)
.............. 46,945 1,344,974
APA Corp. ........................ 58,962 1,442,210
Chesapeake Energy Corp. ............. 21,213 1,744,769
Chord Energy Corp. .................. 9,999 1,302,170
Civitas Resources, Inc. ................ 16,335 827,694
DT Midstream, Inc. ................... 15,717 1,236,299
EQT Corp. ........................ 95,255 3,490,143
HF Sinclair Corp. .................... 25,566 1,139,477
Matador Resources Co. ............... 19,174 947,579
New Fortress Energy, Inc. , Class A
(a)
....... 10,953 99,563
Ovintiv, Inc. ........................ 42,641 1,633,577
Permian Resources Corp. , Class A ........ 105,965 1,442,184
Range Resources Corp. ............... 38,668 1,189,428
Southwestern Energy Co.
(b)
............. 177,249 1,260,240
Texas Pacific Land Corp. ............... 3,051 2,699,342
Viper Energy, Inc. , Class A ............. 16,404 739,984
23,365,156
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................ 10,530 1,131,554

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2500 ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines — 0.2%
(b)
Alaska Air Group, Inc. ................. 20,305 $ 917,989
American Airlines Group, Inc. ............ 106,903 1,201,590
2,119,579
Personal Care Products — 0.3%
(b)
BellRing Brands, Inc. ................. 21,061 1,278,824
Coty, Inc. , Class A
(a)
.................. 61,758 579,908
elf Beauty, Inc.
(a)
.................... 8,732 952,050
2,810,782
Pharmaceuticals — 0.6%
Catalent, Inc.
(b)
..................... 29,307 1,775,125
Elanco Animal Health, Inc.
(b)
............. 80,350 1,180,341
Intra-Cellular Therapies, Inc.
(b)
........... 16,667 1,219,524
Jazz Pharmaceuticals plc
(b)
............. 10,037 1,118,222
Organon & Co. ..................... 41,575 795,330
Perrigo Co. plc ..................... 21,924 575,067
6,663,609
Professional Services — 1.3%
CACI International, Inc. , Class A
(b)
........ 3,576 1,804,307
Clarivate plc
(a)(b)
..................... 66,056 468,998
Concentrix Corp. .................... 7,679 393,549
Dayforce, Inc.
(a)(b)
.................... 24,387 1,493,704
Dun & Bradstreet Holdings, Inc. .......... 48,949 563,403
FTI Consulting, Inc.
(a)(b)
................ 5,695 1,295,954
Genpact Ltd. ....................... 28,688 1,124,856
KBR, Inc. ......................... 21,536 1,402,640
ManpowerGroup, Inc. ................. 7,602 558,899
Parsons Corp.
(b)
..................... 7,396 766,817
Paycor HCM, Inc.
(b)
.................. 11,749 166,718
Paylocity Holding Corp.
(b)
.............. 7,097 1,170,792
Robert Half, Inc. .................... 16,380 1,104,176
Science Applications International Corp. .... 8,272 1,152,041
13,466,854
Real Estate Management & Development — 0.4%
(b)
Howard Hughes Holdings, Inc. ........... 5,108 395,513
Jones Lang LaSalle, Inc. ............... 7,682 2,072,680
Seaport Entertainment Group, Inc. ........ 553 15,163
Zillow Group, Inc. , Class A .............. 7,608 471,164
Zillow Group, Inc. , Class C, NVS ......... 25,671 1,639,093
4,593,613
Residential REITs — 0.6%
American Homes 4 Rent , Class A ......... 54,881 2,106,881
Camden Property Trust ................ 16,722 2,065,669
Equity LifeStyle Properties, Inc. .......... 29,911 2,133,851
6,306,401
Retail REITs — 1.0%
Agree Realty Corp. .................. 16,162 1,217,483
Brixmor Property Group, Inc. ............ 48,490 1,350,931
Federal Realty Investment Trust .......... 13,337 1,533,355
Kimco Realty Corp. .................. 106,464 2,472,094
NNN REIT, Inc. ..................... 29,348 1,423,085
Regency Centers Corp. ............... 29,707 2,145,737
10,142,685
Semiconductors & Semiconductor Equipment — 1.0%
Allegro MicroSystems, Inc.
(b)
............ 19,890 463,437
Amkor Technology, Inc. ................ 18,240 558,144
Astera Labs, Inc.
(a)(b)
.................. 3,569 186,980
Cirrus Logic, Inc.
(b)
................... 8,773 1,089,694
Lattice Semiconductor Corp.
(b)
........... 22,196 1,177,942
MACOM Technology Solutions Holdings, Inc.
(b)
9,129 1,015,692
MKS Instruments, Inc. ................ 10,914 1,186,461
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Onto Innovation, Inc.
(b)
................ 7,923 $ 1,644,498
Qorvo, Inc.
(b)
....................... 15,327 1,583,279
Universal Display Corp. ............... 7,550 1,584,745
Wolfspeed, Inc.
(a)(b)
................... 20,134 195,300
10,686,172
Software — 3.0%
Appfolio, Inc. , Class A
(b)
............... 3,668 863,447
Aspen Technology, Inc.
(b)
............... 4,353 1,039,583
Bentley Systems, Inc. , Class B
(a)
.......... 22,867 1,161,872
BILL Holdings, Inc.
(b)
.................. 16,552 873,284
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
... 73,213 809,004
Confluent, Inc. , Class A
(a)(b)
............. 40,087 816,973
Dolby Laboratories, Inc. , Class A ......... 9,455 723,591
DoubleVerify Holdings, Inc.
(b)
............ 23,539 396,397
Dropbox, Inc. , Class A
(a)(b)
.............. 39,012 992,075
Dynatrace, Inc.
(b)
.................... 47,751 2,553,246
Elastic NV
(b)
....................... 13,302 1,021,062
Five9, Inc.
(a)(b)
...................... 11,857 340,652
Gen Digital, Inc. ..................... 88,033 2,414,745
Gitlab, Inc. , Class A
(b)
................. 19,355 997,557
Guidewire Software, Inc.
(b)
.............. 13,251 2,424,138
HashiCorp, Inc. , Class A
(b)
.............. 22,840 773,362
Informatica, Inc. , Class A
(b)
............. 10,736 271,406
Manhattan Associates, Inc.
(a)(b)
........... 9,917 2,790,445
nCino, Inc.
(a)(b)
...................... 13,353 421,821
Nutanix, Inc. , Class A
(b)
................ 39,307 2,328,940
Pegasystems, Inc. ................... 7,280 532,095
Procore Technologies, Inc.
(a)(b)
........... 17,186 1,060,720
RingCentral, Inc. , Class A
(b)
............. 13,298 420,616
SentinelOne, Inc. , Class A
(a)(b)
........... 44,501 1,064,464
Smartsheet, Inc. , Class A
(b)
............. 21,649 1,198,489
Teradata Corp.
(b)
.................... 15,706 476,520
UiPath, Inc. , Class A
(b)
................ 71,893 920,230
Unity Software, Inc.
(b)
................. 48,639 1,100,214
30,786,948
Specialized REITs — 0.8%
CubeSmart ........................ 36,218 1,949,615
EPR Properties ..................... 12,092 592,992
Gaming & Leisure Properties, Inc. ........ 42,095 2,165,788
Lamar Advertising Co. , Class A .......... 14,100 1,883,760
National Storage Affiliates Trust .......... 11,129 536,418
Rayonier, Inc. ...................... 23,908 769,359
7,897,932
Specialty Retail — 1.8%
Advance Auto Parts, Inc. ............... 9,636 375,708
AutoNation, Inc.
(a)(b)
.................. 4,108 735,003
Bath & Body Works, Inc. ............... 36,677 1,170,730
Carvana Co. , Class A
(b)
................ 17,522 3,050,755
Dick's Sporting Goods, Inc. ............. 9,066 1,892,074
Five Below, Inc.
(b)
.................... 8,796 777,127
Floor & Decor Holdings, Inc. , Class A
(a)(b)
.... 16,987 2,109,276
GameStop Corp. , Class A
(a)(b)
............ 60,660 1,390,934
Gap, Inc. (The) ..................... 32,343 713,163
Lithia Motors, Inc. , Class A ............. 4,377 1,390,310
Murphy USA, Inc. ................... 3,002 1,479,596
Penske Automotive Group, Inc. .......... 2,988 485,311
RH
(b)
............................ 2,410 805,976
Valvoline, Inc.
(b)
..................... 20,902 874,749
Wayfair, Inc. , Class A
(a)(b)
............... 15,184 853,037
18,103,749
Technology Hardware, Storage & Peripherals — 0.2%
Pure Storage, Inc. , Class A
(b)
............ 49,707 2,497,280

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2500 ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 1.0%
Amer Sports, Inc.
(b)
................... 9,422 $ 150,281
Birkenstock Holding plc
(b)
.............. 6,355 313,238
Capri Holdings Ltd.
(b)
................. 18,622 790,318
Carter's, Inc. ....................... 5,800 376,884
Columbia Sportswear Co. .............. 5,386 448,061
Crocs, Inc.
(b)
....................... 9,627 1,394,086
PVH Corp. ........................ 8,982 905,655
Ralph Lauren Corp. , Class A ............ 6,509 1,261,900
Skechers USA, Inc. , Class A
(b)
........... 21,335 1,427,738
Tapestry, Inc. ....................... 37,053 1,740,750
Under Armour, Inc. , Class A
(b)
............ 30,491 271,675
Under Armour, Inc. , Class C, NVS
(b)
....... 31,318 261,818
VF Corp. ......................... 57,175 1,140,641
10,483,045
Trading Companies & Distributors — 0.8%
Air Lease Corp. , Class A ............... 16,882 764,586
Core & Main, Inc. , Class A
(b)
............. 31,068 1,379,419
MSC Industrial Direct Co., Inc. , Class A ..... 7,434 639,770
SiteOne Landscape Supply, Inc.
(b)
......... 7,288 1,099,832
Watsco, Inc. ....................... 5,588 2,748,625
WESCO International, Inc. .............. 7,105 1,193,498
7,825,730
Water Utilities — 0.2%
Essential Utilities, Inc. ................. 41,003 1,581,486
Total Common Stocks — 58.1%
(Cost: $550,913,582) .............................. 596,931,758
Investment Companies
iShares Russell 2000 ETF
(a)(c)
............ 1,939,769 428,475,574
Total Investment Companies — 41.7%
(Cost: $383,406,869) .............................. 428,475,574
Security
Shares
Shares Value
Rights
Real Estate Management & Development — 0.0%
Seaport Entertainment Group, Inc. (Expires
10/10/24, Strike Price USD 25.00)
(a)(b)
.... 547 $ 1,614
Total Rights — 0.0%
(Cost: $—) ..................................... 1,614
Total Long-Term Investments — 99.8%
(Cost: $934,320,451) .............................. 1,025,408,946
Short-Term Securities
Money Market Funds — 20.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.05%
(e)
.................. 205,117,555 205,281,650
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.88% ................... 724,754 724,754
Total Short-Term Securities — 20.1%
(Cost: $205,994,420) .............................. 206,006,404
Total Investments — 119.9%
(Cost: $ 1,140,314,871 ) ............................ 1,231,415,350
Liabilities in Excess of Other Assets — (19.9)% ............ (204,507,032)
Net Assets — 100.0% ...............................
$ 1,026,908,318
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 326,611,802 $ — $ (121,431,638)
(a)
$ 102,317 $ (831) $ 205,281,650 205,117,555 $ 532,900
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,398,138 — (673,384)
(a)
— — 724,754 724,754 38,600 —
iShares Russell 2000 ETF ... 451,470,147 93,260,305 (133,404,361) 11,255,308 5,894,175 428,475,574 1,939,769 2,723,514 —
$ 11,357,625 $ 5,893,344 $ 634,481,978 $ 3,295,014 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2500 ETF
24
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 5 12/20/24 $ 562 $ 12,958
S&P Midcap 400 E-Mini Index ................................................. 2 12/20/24 630 13,258
$ 26,216
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 26,216 $ — $ — $ — $ 26,216
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 59,041 $ — $ — $ — $ 59,041
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (21,061) $ — $ — $ — $ (21,061)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,807,130

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 2500 ETF
Schedules of Investments
25
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 596,931,758 $ — $ — $ 596,931,758
Investment Companies ..................................... 428,475,574 — — 428,475,574
Rights ................................................ 1,614 — — 1,614
Short-Term Securities
Money Market Funds ...................................... 206,006,404 — — 206,006,404
$ 1,231,415,350 $ — $ — $ 1,231,415,350
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 26,216 $ — $ — $ 26,216
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
Russell Mid-Cap ETF
26
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.
(a)
................ 222,920 $ 89,078,832
BWX Technologies, Inc. ............... 284,735 30,950,695
Curtiss-Wright Corp. .................. 118,941 39,094,717
HEICO Corp.
(b)
..................... 137,364 35,917,939
HEICO Corp. , Class A ................. 253,226 51,597,330
Hexcel Corp. ....................... 252,596 15,618,011
Howmet Aerospace, Inc. ............... 1,258,105 126,125,026
Huntington Ingalls Industries, Inc. ......... 122,588 32,409,816
L3Harris Technologies, Inc. ............. 588,005 139,868,749
Loar Holdings, Inc.
(a)(b)
................. 32,860 2,451,027
Spirit AeroSystems Holdings, Inc. , Class A
(a)
.. 361,467 11,751,292
Textron, Inc.
(b)
...................... 579,841 51,362,316
Woodward, Inc. ..................... 186,389 31,967,577
658,193,327
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ........... 362,050 39,959,459
Expeditors International of Washington, Inc. .. 440,003 57,816,394
GXO Logistics, Inc.
(a)(b)
................ 363,956 18,951,189
116,727,042
Automobile Components — 0.4%
Aptiv plc
(a)(b)
........................ 845,271 60,867,965
BorgWarner, Inc. .................... 707,153 25,662,582
Gentex Corp. ...................... 722,181 21,441,554
Lear Corp. ........................ 175,240 19,127,446
QuantumScape Corp. , Class A
(a)(b)
........ 1,126,126 6,475,224
133,574,771
Automobiles — 0.2%
Harley-Davidson, Inc. ................. 375,179 14,455,647
Lucid Group, Inc.
(a)(b)
.................. 2,802,197 9,891,755
Rivian Automotive, Inc. , Class A
(a)(b)
........ 2,554,507 28,661,569
Thor Industries, Inc. .................. 159,070 17,480,202
70,489,173
Banks — 2.7%
Bank OZK ........................ 329,886 14,181,799
BOK Financial Corp. .................. 70,418 7,367,131
Citizens Financial Group, Inc. ........... 1,401,921 57,576,895
Columbia Banking System, Inc. .......... 650,826 16,993,067
Comerica, Inc. ...................... 401,692 24,065,368
Commerce Bancshares, Inc. ............ 372,703 22,138,558
Cullen/Frost Bankers, Inc. .............. 182,196 20,380,445
East West Bancorp, Inc. ............... 430,121 35,588,211
Fifth Third Bancorp .................. 2,120,131 90,826,412
First Citizens BancShares, Inc. , Class A ..... 37,199 68,481,499
First Hawaiian, Inc. .................. 392,984 9,097,580
First Horizon Corp. ................... 1,707,570 26,518,562
FNB Corp. ........................ 1,108,898 15,646,551
Huntington Bancshares, Inc. ............ 4,482,405 65,891,353
KeyCorp .......................... 2,870,811 48,086,084
M&T Bank Corp. .................... 515,950 91,901,014
NU Holdings Ltd. , Class A
(a)
............. 9,880,144 134,863,966
Pinnacle Financial Partners, Inc. .......... 235,269 23,049,304
Popular, Inc. ....................... 222,356 22,295,636
Prosperity Bancshares, Inc. ............. 278,467 20,069,117
Regions Financial Corp. ............... 2,852,325 66,544,742
Synovus Financial Corp. ............... 447,944 19,920,070
TFS Financial Corp. .................. 155,365 1,997,994
Webster Financial Corp. ............... 529,802 24,694,071
Western Alliance Bancorp .............. 335,552 29,021,892
Wintrust Financial Corp. ............... 202,437 21,970,488
Security
Shares
Shares Value
Banks (continued)
Zions Bancorp NA ................... 448,754 $ 21,190,164
1,000,357,973
Beverages — 0.3%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 27,548 7,965,229
Brown-Forman Corp. , Class A ........... 151,804 7,298,736
Brown-Forman Corp. , Class B, NVS ....... 536,982 26,419,515
Celsius Holdings, Inc.
(a)(b)
............... 548,860 17,212,249
Coca-Cola Consolidated, Inc. ............ 18,827 24,783,863
Molson Coors Beverage Co. , Class B ...... 543,362 31,254,182
114,933,774
Biotechnology — 1.6%
(a)
Alnylam Pharmaceuticals, Inc. ........... 392,094 107,837,613
Apellis Pharmaceuticals, Inc.
(b)
........... 325,191 9,378,508
Biogen, Inc. ....................... 452,290 87,671,893
BioMarin Pharmaceutical, Inc. ........... 585,466 41,152,405
Exact Sciences Corp.
(b)
................ 568,174 38,704,013
Exelixis, Inc. ....................... 888,565 23,058,262
GRAIL, Inc.
(b)
...................... 80,064 1,101,681
Incyte Corp.
(b)
...................... 495,818 32,773,570
Ionis Pharmaceuticals, Inc.
(b)
............ 488,097 19,553,166
Natera, Inc. ........................ 352,832 44,792,022
Neurocrine Biosciences, Inc. ............ 311,192 35,855,542
Roivant Sciences Ltd. ................. 1,326,279 15,305,260
Sarepta Therapeutics, Inc.
(b)
............ 281,981 35,216,607
Ultragenyx Pharmaceutical, Inc. .......... 281,000 15,609,550
United Therapeutics Corp. .............. 135,356 48,504,822
Viking Therapeutics, Inc.
(b)
.............. 327,773 20,751,309
577,266,223
Broadline Retail — 0.7%
Coupang, Inc. , Class A
(a)
............... 3,595,921 88,279,861
Dillard's, Inc. , Class A
(b)
................ 9,501 3,645,439
eBay, Inc. ......................... 1,571,419 102,315,091
Etsy, Inc.
(a)
........................ 361,029 20,047,940
Kohl's Corp. ....................... 348,116 7,345,248
Macy's, Inc. ....................... 857,799 13,458,866
Nordstrom, Inc. ..................... 315,415 7,093,683
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
..... 189,225 18,392,670
260,578,798
Building Products — 1.5%
A O Smith Corp. .................... 374,577 33,648,252
AAON, Inc. ........................ 212,825 22,951,048
Advanced Drainage Systems, Inc. ........ 218,582 34,352,347
Allegion plc ........................ 271,140 39,515,944
Armstrong World Industries, Inc. .......... 135,858 17,855,817
AZEK Co., Inc. (The) , Class A
(a)(b)
......... 444,511 20,803,115
Builders FirstSource, Inc.
(a)(b)
............ 372,562 72,224,869
Carlisle Cos., Inc. ................... 142,906 64,271,974
Fortune Brands Innovations, Inc. ......... 383,913 34,371,731
Hayward Holdings, Inc.
(a)
............... 438,280 6,723,215
Lennox International, Inc. .............. 99,507 60,131,085
Masco Corp. ....................... 683,037 57,334,126
Owens Corning ..................... 267,818 47,275,233
Simpson Manufacturing Co., Inc. ......... 132,079 25,262,750
Trex Co., Inc.
(a)
..................... 337,037 22,439,923
559,161,429
Capital Markets — 4.7%
Affiliated Managers Group, Inc. .......... 97,781 17,385,462
Ameriprise Financial, Inc. .............. 311,108 146,161,649
Ares Management Corp. , Class A ......... 568,194 88,547,353
Bank of New York Mellon Corp. (The) ...... 2,294,677 164,895,489
Blue Owl Capital, Inc. , Class A ........... 1,568,603 30,368,154
Carlyle Group, Inc. (The) ............... 679,642 29,265,384

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
CBOE Global Markets, Inc. ............. 327,501 $ 67,095,130
Coinbase Global, Inc. , Class A
(a)(b)
......... 612,828 109,187,565
Evercore, Inc. , Class A ................ 111,846 28,335,066
FactSet Research Systems, Inc. .......... 118,067 54,293,110
Franklin Resources, Inc. ............... 884,563 17,823,944
Houlihan Lokey, Inc. , Class A ............ 161,207 25,473,930
Interactive Brokers Group, Inc. , Class A
(b)
.... 329,087 45,861,564
Invesco Ltd. ....................... 1,133,695 19,907,684
Janus Henderson Group plc ............ 401,185 15,273,113
Jefferies Financial Group, Inc. ........... 544,187 33,494,710
Lazard, Inc. ....................... 339,760 17,117,109
LPL Financial Holdings, Inc. ............. 231,074 53,754,745
MarketAxess Holdings, Inc. ............. 115,286 29,536,273
Morningstar, Inc. .................... 83,216 26,555,890
MSCI, Inc. ........................ 238,559 139,063,198
Nasdaq, Inc. ....................... 1,278,884 93,371,321
Northern Trust Corp. .................. 618,813 55,711,734
Raymond James Financial, Inc. .......... 587,030 71,887,694
Robinhood Markets, Inc. , Class A
(a)
........ 2,061,761 48,286,443
SEI Investments Co. .................. 310,180 21,461,354
State Street Corp. ................... 935,779 82,788,368
Stifel Financial Corp. ................. 308,149 28,935,191
T. Rowe Price Group, Inc. .............. 681,004 74,181,766
TPG, Inc. , Class A ................... 260,231 14,978,896
Tradeweb Markets, Inc. , Class A .......... 360,019 44,523,550
Virtu Financial, Inc. , Class A ............. 252,026 7,676,712
XP, Inc. , Class A .................... 1,279,522 22,954,625
1,726,154,176
Chemicals — 2.8%
Albemarle Corp. .................... 365,184 34,586,577
Ashland, Inc. ....................... 155,167 13,494,874
Axalta Coating Systems Ltd.
(a)
........... 685,593 24,811,611
Celanese Corp. ..................... 340,130 46,244,075
CF Industries Holdings, Inc. ............. 565,344 48,506,515
Chemours Co. (The) .................. 466,346 9,476,151
Corteva, Inc. ....................... 2,171,920 127,687,177
Dow, Inc. ......................... 2,185,268 119,381,191
DuPont de Nemours, Inc. .............. 1,298,472 115,706,840
Eastman Chemical Co. ................ 363,032 40,641,432
Element Solutions, Inc. ................ 696,743 18,923,540
FMC Corp. ........................ 387,379 25,543,771
Huntsman Corp. .................... 503,031 12,173,350
International Flavors & Fragrances, Inc. ..... 793,771 83,290,391
LyondellBasell Industries NV , Class A ...... 808,217 77,508,010
Mosaic Co. (The) .................... 998,748 26,746,471
NewMarket Corp. .................... 20,985 11,581,412
Olin Corp. ......................... 365,642 17,543,503
PPG Industries, Inc. .................. 725,596 96,112,446
RPM International, Inc. ................ 394,508 47,735,468
Scotts Miracle-Gro Co. (The) ............ 131,831 11,429,748
Westlake Corp. ..................... 104,074 15,641,281
1,024,765,834
Commercial Services & Supplies — 0.8%
Clean Harbors, Inc.
(a)
................. 158,762 38,374,363
MSA Safety, Inc. .................... 114,875 20,371,932
RB Global, Inc.
(b)
.................... 568,004 45,718,642
Rollins, Inc. ........................ 870,950 44,052,651
Stericycle, Inc.
(a)
.................... 286,129 17,453,869
Tetra Tech, Inc. ..................... 831,630 39,219,671
Veralto Corp. ....................... 766,777 85,771,675
Vestis Corp. ....................... 417,080 6,214,492
297,177,295
Security
Shares
Shares Value
Communications Equipment — 0.3%
Ciena Corp.
(a)(b)
..................... 447,795 $ 27,579,694
F5, Inc.
(a)
......................... 182,048 40,086,970
Juniper Networks, Inc. ................ 1,015,469 39,582,982
Lumentum Holdings, Inc.
(a)(b)
............ 209,361 13,269,300
Ubiquiti, Inc. ....................... 12,645 2,803,649
123,322,595
Construction & Engineering — 1.1%
AECOM .......................... 421,338 43,511,575
API Group Corp.
(a)
................... 708,811 23,404,939
Comfort Systems USA, Inc. ............. 109,102 42,587,966
EMCOR Group, Inc. .................. 144,326 62,136,673
MasTec, Inc.
(a)
...................... 195,180 24,026,658
MDU Resources Group, Inc. ............ 635,304 17,413,683
Quanta Services, Inc. ................. 450,983 134,460,581
Valmont Industries, Inc. ................ 61,751 17,904,702
WillScot Holdings Corp.
(a)
.............. 578,808 21,763,181
387,209,958
Construction Materials — 0.6%
Eagle Materials, Inc.
(b)
................. 103,714 29,833,332
Martin Marietta Materials, Inc.
(b)
.......... 190,331 102,445,661
Vulcan Materials Co. ................. 410,846 102,888,164
235,167,157
Consumer Finance — 0.7%
Ally Financial, Inc. ................... 852,008 30,322,965
Credit Acceptance Corp.
(a)(b)
............. 19,371 8,589,489
Discover Financial Services ............. 776,383 108,918,771
OneMain Holdings, Inc. ................ 351,892 16,563,556
SLM Corp. ........................ 673,203 15,396,153
SoFi Technologies, Inc.
(a)(b)
............. 3,211,266 25,240,551
Synchrony Financial .................. 1,225,329 61,119,410
266,150,895
Consumer Staples Distribution & Retail — 1.6%
Albertsons Cos., Inc. , Class A ........... 1,297,224 23,972,699
BJ's Wholesale Club Holdings, Inc.
(a)
....... 411,526 33,942,664
Casey's General Stores, Inc.
(b)
........... 115,401 43,357,310
Dollar General Corp. ................. 683,209 57,778,985
Dollar Tree, Inc.
(a)
.................... 630,552 44,340,417
Grocery Outlet Holding Corp.
(a)
........... 297,081 5,213,772
Kroger Co. (The) .................... 2,059,992 118,037,542
Maplebear, Inc.
(a)(b)
................... 534,165 21,761,882
Performance Food Group Co.
(a)
.......... 474,370 37,176,377
Sysco Corp. ....................... 1,546,577 120,725,801
US Foods Holding Corp.
(a)
.............. 711,079 43,731,358
Walgreens Boots Alliance, Inc. ........... 2,227,375 19,957,280
569,996,087
Containers & Packaging — 1.4%
Amcor plc ......................... 4,465,103 50,589,617
AptarGroup, Inc. .................... 205,721 32,954,447
Avery Dennison Corp. ................. 249,499 55,079,399
Ball Corp. ......................... 953,024 64,719,860
Berry Global Group, Inc. ............... 355,502 24,167,026
Crown Holdings, Inc. ................. 362,922 34,796,961
Graphic Packaging Holding Co.
(b)
......... 925,911 27,397,706
International Paper Co. ................ 1,079,895 52,752,871
Packaging Corp. of America ............ 275,217 59,281,742
Sealed Air Corp. .................... 421,630 15,305,169
Silgan Holdings, Inc. .................. 257,257 13,505,993
Smurfit WestRock plc ................. 1,604,877 79,313,021
Sonoco Products Co. ................. 302,817 16,542,893
526,406,705

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell Mid-Cap ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Distributors — 0.4%
Genuine Parts Co. ................... 433,009 $ 60,482,697
LKQ Corp. ........................ 818,718 32,683,223
Pool Corp. ........................ 115,719 43,602,919
136,768,839
Diversified Consumer Services — 0.4%
ADT, Inc. ......................... 903,916 6,535,313
Bright Horizons Family Solutions, Inc.
(a)
..... 180,481 25,290,802
Duolingo, Inc. , Class A
(a)(b)
.............. 114,029 32,158,459
Grand Canyon Education, Inc.
(a)
.......... 91,099 12,922,393
H&R Block, Inc. ..................... 430,775 27,375,751
Service Corp. International ............. 444,439 35,079,570
139,362,288
Diversified REITs — 0.1%
WP Carey, Inc. ..................... 676,522 42,147,321
Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc.
(a)
..... 768,817 27,316,068
Iridium Communications, Inc. ............ 362,612 11,041,535
Liberty Global Ltd. , Class A
(a)
............ 510,342 10,773,320
Liberty Global Ltd. , Class C, NVS
(a)(b)
....... 499,451 10,793,136
59,924,059
Electric Utilities — 2.8%
Alliant Energy Corp. .................. 798,639 48,469,401
Avangrid, Inc. ...................... 221,254 7,918,681
Edison International .................. 1,181,128 102,864,438
Entergy Corp. ...................... 661,866 87,108,184
Evergy, Inc. ........................ 693,640 43,012,616
Eversource Energy .................. 1,090,419 74,203,013
Exelon Corp. ....................... 3,106,734 125,978,064
FirstEnergy Corp. ................... 1,787,504 79,275,802
IDACORP, Inc. ..................... 157,580 16,244,922
NRG Energy, Inc. .................... 644,488 58,712,857
OGE Energy Corp. ................... 624,700 25,625,194
PG&E Corp. ....................... 6,637,471 131,222,802
Pinnacle West Capital Corp. ............ 353,477 31,314,527
PPL Corp. ........................ 2,292,925 75,849,959
Xcel Energy, Inc. .................... 1,726,914 112,767,484
1,020,567,944
Electrical Equipment — 1.5%
Acuity Brands, Inc. ................... 95,961 26,426,700
AMETEK, Inc. ...................... 716,807 123,082,930
Generac Holdings, Inc.
(a)(b)
.............. 183,198 29,106,498
Hubbell, Inc. ....................... 166,723 71,415,797
nVent Electric plc .................... 512,779 36,027,852
Regal Rexnord Corp. ................. 206,543 34,261,353
Rockwell Automation, Inc. .............. 355,842 95,529,343
Sensata Technologies Holding plc ......... 466,316 16,722,092
Vertiv Holdings Co. , Class A
(b)
........... 1,111,532 110,586,319
543,158,884
Electronic Equipment, Instruments & Components — 1.8%
Arrow Electronics, Inc.
(a)
............... 165,529 21,987,217
Avnet, Inc. ........................ 279,893 15,200,989
CDW Corp. ........................ 417,117 94,393,577
Cognex Corp. ...................... 536,314 21,720,717
Coherent Corp.
(a)(b)
................... 411,701 36,604,336
Corning, Inc. ....................... 2,379,771 107,446,661
Crane NXT Co.
(b)
.................... 151,566 8,502,853
IPG Photonics Corp.
(a)(b)
............... 85,166 6,329,537
Jabil, Inc.
(b)
........................ 344,488 41,279,997
Keysight Technologies, Inc.
(a)
............ 541,007 85,982,243
Littelfuse, Inc. ...................... 75,928 20,139,902
TD SYNNEX Corp. ................... 233,951 28,092,836
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc.
(a)
............ 143,725 $ 62,902,683
Trimble, Inc.
(a)
...................... 758,537 47,097,562
Vontier Corp. ....................... 478,503 16,144,691
Zebra Technologies Corp. , Class A
(a)
....... 158,782 58,800,150
672,625,951
Energy Equipment & Services — 0.7%
Baker Hughes Co. , Class A ............. 3,099,100 112,032,465
Halliburton Co. ..................... 2,737,152 79,514,266
NOV, Inc. ......................... 1,218,588 19,460,850
TechnipFMC plc ..................... 1,331,371 34,921,861
Weatherford International plc ............ 225,204 19,124,324
265,053,766
Entertainment — 1.4%
Electronic Arts, Inc. .................. 830,315 119,100,384
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
........................... 72,309 5,172,263
Liberty Media Corp.-Liberty Formula One , Class
C
(a)(b)
.......................... 642,001 49,710,137
Liberty Media Corp.-Liberty Live , Class A
(a)
... 64,386 3,187,751
Liberty Media Corp.-Liberty Live , Class C,
NVS
(a)(b)
........................ 143,196 7,350,251
Live Nation Entertainment, Inc.
(a)(b)
........ 492,043 53,873,788
Madison Square Garden Sports Corp.
(a)
..... 57,939 12,066,376
Playtika Holding Corp. ................ 230,307 1,824,031
ROBLOX Corp. , Class A
(a)(b)
............. 1,590,482 70,394,733
Roku, Inc. , Class A
(a)(b)
................ 392,927 29,335,930
Take-Two Interactive Software, Inc.
(a)(b)
..... 535,304 82,281,578
TKO Group Holdings, Inc. , Class A
(a)
....... 244,915 30,298,435
Warner Bros Discovery, Inc.
(a)(b)
.......... 7,536,145 62,173,196
526,768,853
Financial Services — 1.9%
Affirm Holdings, Inc. , Class A
(a)(b)
.......... 721,826 29,464,937
Block, Inc. , Class A
(a)
................. 1,724,756 115,782,870
Corpay, Inc.
(a)
...................... 212,005 66,306,684
Equitable Holdings, Inc. ............... 973,327 40,908,934
Euronet Worldwide, Inc.
(a)
.............. 135,365 13,432,269
Fidelity National Information Services, Inc. ... 1,745,301 146,168,959
Global Payments, Inc. ................ 790,283 80,940,785
Jack Henry & Associates, Inc. ........... 226,212 39,935,466
MGIC Investment Corp. ............... 801,988 20,530,893
Rocket Cos., Inc. , Class A
(a)(b)
............ 433,148 8,312,110
Shift4 Payments, Inc. , Class A
(a)(b)
......... 193,313 17,127,532
Toast, Inc. , Class A
(a)(b)
................ 1,376,973 38,982,105
UWM Holdings Corp. , Class A ........... 292,784 2,494,520
Voya Financial, Inc. .................. 316,608 25,081,686
Western Union Co. (The) .............. 783,130 9,342,741
WEX, Inc.
(a)(b)
....................... 127,610 26,763,645
681,576,136
Food Products — 2.2%
Archer-Daniels-Midland Co. ............. 1,480,516 88,446,026
Bunge Global SA .................... 437,179 42,248,979
Campbell Soup Co. .................. 599,995 29,351,755
Conagra Brands, Inc. ................. 1,479,370 48,109,112
Darling Ingredients, Inc.
(a)
.............. 492,143 18,288,034
Flowers Foods, Inc. .................. 582,599 13,440,559
Freshpet, Inc.
(a)
..................... 144,485 19,761,213
General Mills, Inc. ................... 1,733,728 128,035,813
Hershey Co. (The) ................... 452,185 86,720,039
Hormel Foods Corp. .................. 903,358 28,636,449
Ingredion, Inc. ...................... 205,282 28,211,905
J M Smucker Co. (The) ................ 320,229 38,779,732
Kellanova ......................... 813,934 65,692,613

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Lamb Weston Holdings, Inc. ............ 447,569 $ 28,975,617
McCormick & Co., Inc. (Non-Voting) , NVS ... 783,185 64,456,126
Pilgrim's Pride Corp.
(a)
................ 130,787 6,022,741
Post Holdings, Inc.
(a)
.................. 152,784 17,684,748
Seaboard Corp. ..................... 802 2,515,874
Tyson Foods, Inc. , Class A ............. 873,244 52,010,413
807,387,748
Gas Utilities — 0.3%
Atmos Energy Corp. .................. 467,008 64,778,680
National Fuel Gas Co. ................ 283,838 17,203,421
UGI Corp. ......................... 651,331 16,296,301
98,278,402
Ground Transportation — 1.0%
Avis Budget Group, Inc. ............... 53,709 4,704,371
JB Hunt Transport Services, Inc. ......... 255,614 44,049,961
Knight-Swift Transportation Holdings, Inc. ... 486,462 26,244,625
Landstar System, Inc. ................. 110,859 20,937,939
Lyft, Inc. , Class A
(a)
................... 1,127,741 14,378,698
Old Dominion Freight Line, Inc.
(b)
......... 609,894 121,149,344
Ryder System, Inc. ................... 132,644 19,339,495
Saia, Inc.
(a)(b)
....................... 82,406 36,032,848
Schneider National, Inc. , Class B ......... 145,522 4,153,198
U-Haul Holding Co.
(a)(b)
................ 24,146 1,870,832
U-Haul Holding Co. , NVS
(b)
............. 312,645 22,510,440
XPO, Inc.
(a)(b)
....................... 356,795 38,359,030
353,730,781
Health Care Equipment & Supplies — 3.0%
Align Technology, Inc.
(a)
................ 232,652 59,168,057
Baxter International, Inc. ............... 1,583,720 60,133,848
Cooper Cos., Inc. (The)
(a)
.............. 605,933 66,858,647
Dentsply Sirona, Inc. ................. 630,015 17,048,206
Dexcom, Inc.
(a)
..................... 1,242,827 83,319,122
Enovis Corp.
(a)(b)
..................... 170,524 7,341,058
Envista Holdings Corp.
(a)(b)
.............. 535,541 10,582,290
GE HealthCare Technologies, Inc.
(b)
....... 1,370,452 128,616,920
Globus Medical, Inc. , Class A
(a)
.......... 347,539 24,862,940
Hologic, Inc.
(a)(b)
..................... 709,927 57,830,653
IDEXX Laboratories, Inc.
(a)(b)
............ 255,952 129,312,070
Inspire Medical Systems, Inc.
(a)(b)
......... 90,927 19,190,143
Insulet Corp.
(a)
...................... 216,823 50,465,553
Masimo Corp.
(a)
..................... 133,200 17,759,556
Penumbra, Inc.
(a)
.................... 115,227 22,389,758
QuidelOrtho Corp.
(a)
.................. 167,238 7,626,053
ResMed, Inc. ...................... 451,438 110,205,045
Solventum Corp.
(a)
................... 432,043 30,122,038
STERIS plc ........................ 305,990 74,214,815
Teleflex, Inc. ....................... 146,193 36,156,453
Zimmer Biomet Holdings, Inc. ........... 636,646 68,725,936
1,081,929,161
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.
(a)(b)
........... 283,856 17,999,309
Amedisys, Inc.
(a)
.................... 99,876 9,639,033
Cardinal Health, Inc. .................. 756,217 83,577,103
Cencora, Inc. ...................... 515,686 116,070,605
Centene Corp.
(a)
.................... 1,632,685 122,908,527
Chemed Corp. ...................... 46,252 27,796,064
DaVita, Inc.
(a)(b)
..................... 157,764 25,862,252
Encompass Health Corp. .............. 308,430 29,806,675
Henry Schein, Inc.
(a)(b)
................. 399,423 29,117,937
Humana, Inc. ...................... 374,328 118,564,651
Labcorp Holdings, Inc. ................ 260,955 58,318,223
Molina Healthcare, Inc.
(a)(b)
.............. 180,290 62,120,722
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Premier, Inc. , Class A ................. 324,702 $ 6,494,040
Quest Diagnostics, Inc. ................ 344,599 53,498,995
R1 RCM, Inc.
(a)(b)
.................... 484,296 6,862,474
Tenet Healthcare Corp.
(a)
............... 295,019 49,032,158
Universal Health Services, Inc. , Class B .... 180,258 41,280,885
858,949,653
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc. ....... 537,764 63,859,475
Healthcare Realty Trust, Inc. , Class A ...... 1,186,396 21,533,087
Healthpeak Properties, Inc. ............. 2,178,264 49,816,898
Medical Properties Trust, Inc.
(b)
........... 1,847,932 10,810,402
Omega Healthcare Investors, Inc. ......... 770,428 31,356,420
Ventas, Inc. ....................... 1,252,033 80,292,876
257,669,158
Health Care Technology — 0.3%
(a)
Certara, Inc.
(b)
...................... 374,534 4,385,793
Doximity, Inc. , Class A
(b)
............... 382,643 16,671,756
Veeva Systems, Inc. , Class A ............ 457,946 96,109,127
117,166,676
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. ............. 2,163,633 38,079,941
Park Hotels & Resorts, Inc. ............. 642,597 9,060,617
47,140,558
Hotels, Restaurants & Leisure — 3.3%
Aramark .......................... 815,135 31,570,179
Boyd Gaming Corp. .................. 211,582 13,678,776
Caesars Entertainment, Inc.
(a)
........... 671,615 28,033,210
Carnival Corp.
(a)
..................... 3,107,313 57,423,144
Cava Group, Inc.
(a)(b)
.................. 234,207 29,006,537
Choice Hotels International, Inc.
(b)
......... 86,618 11,286,325
Churchill Downs, Inc.
(b)
................ 216,705 29,300,683
Darden Restaurants, Inc. .............. 369,556 60,655,226
Domino's Pizza, Inc. .................. 107,946 46,431,892
DraftKings, Inc. , Class A
(a)(b)
............. 1,405,473 55,094,542
Dutch Bros, Inc. , Class A
(a)(b)
............ 340,670 10,911,660
Expedia Group, Inc.
(a)(b)
................ 393,622 58,263,928
Hilton Worldwide Holdings, Inc.
(b)
......... 762,868 175,841,074
Hyatt Hotels Corp. , Class A
(b)
............ 135,143 20,568,765
Las Vegas Sands Corp. ............... 1,097,503 55,248,301
Light & Wonder, Inc. , Class A
(a)
........... 280,130 25,416,195
Marriott Vacations Worldwide Corp. ........ 108,639 7,982,794
MGM Resorts International
(a)
............ 728,555 28,479,215
Norwegian Cruise Line Holdings Ltd.
(a)
...... 1,332,408 27,327,688
Penn Entertainment, Inc.
(a)(b)
............ 472,562 8,912,519
Planet Fitness, Inc. , Class A
(a)
........... 270,543 21,973,502
Royal Caribbean Cruises Ltd. ........... 736,080 130,551,149
Texas Roadhouse, Inc. ................ 208,038 36,739,511
Travel + Leisure Co. .................. 208,957 9,628,739
Vail Resorts, Inc. .................... 118,228 20,605,958
Wendy's Co. (The) ................... 534,823 9,370,099
Wingstop, Inc. ...................... 90,958 37,845,805
Wyndham Hotels & Resorts, Inc. ......... 239,711 18,731,017
Wynn Resorts Ltd. ................... 318,103 30,499,716
Yum! Brands, Inc. ................... 874,845 122,224,595
1,219,602,744
Household Durables — 2.1%
DR Horton, Inc. ..................... 920,759 175,653,194
Garmin Ltd. ........................ 480,775 84,630,823
Leggett & Platt, Inc. .................. 411,312 5,602,069
Lennar Corp. , Class A ................. 739,104 138,567,218
Lennar Corp. , Class B
(b)
............... 34,993 6,051,689
Mohawk Industries, Inc.
(a)
.............. 162,798 26,158,383

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell Mid-Cap ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Newell Brands, Inc. .................. 1,284,879 $ 9,867,871
NVR, Inc.
(a)
........................ 8,922 87,540,880
PulteGroup, Inc.
(b)
................... 640,688 91,957,949
SharkNinja, Inc. ..................... 205,201 22,307,401
Tempur Sealy International, Inc. .......... 520,802 28,435,789
Toll Brothers, Inc. .................... 318,691 49,234,573
TopBuild Corp.
(a)(b)
................... 98,578 40,102,516
Whirlpool Corp. ..................... 164,489 17,600,323
783,710,678
Household Products — 0.4%
Church & Dwight Co., Inc. .............. 757,469 79,322,154
Clorox Co. (The) .................... 386,173 62,911,443
Reynolds Consumer Products, Inc. ........ 170,018 5,287,560
Spectrum Brands Holdings, Inc. .......... 84,601 8,048,939
155,570,096
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The) .................... 2,211,120 44,355,068
Brookfield Renewable Corp. ............ 422,188 13,788,660
Clearway Energy, Inc. , Class A ........... 107,217 3,052,468
Clearway Energy, Inc. , Class C .......... 252,315 7,741,024
Vistra Corp. ....................... 1,069,615 126,792,162
195,729,382
Industrial REITs — 0.4%
Americold Realty Trust, Inc. ............. 890,277 25,168,131
EastGroup Properties, Inc. ............. 148,875 27,812,827
First Industrial Realty Trust, Inc. .......... 411,554 23,038,793
Lineage, Inc. ....................... 192,110 15,057,582
Rexford Industrial Realty, Inc. ........... 672,049 33,810,785
STAG Industrial, Inc. ................. 563,686 22,034,486
146,922,604
Insurance — 5.3%
Aflac, Inc. ......................... 1,732,584 193,702,891
Allstate Corp. (The) .................. 815,623 154,682,902
American Financial Group, Inc. .......... 223,765 30,118,769
Arch Capital Group Ltd.
(a)
.............. 1,124,910 125,854,931
Arthur J Gallagher & Co. ............... 670,166 188,564,608
Assurant, Inc. ...................... 162,147 32,244,552
Assured Guaranty Ltd. ................ 162,031 12,884,705
Axis Capital Holdings Ltd. .............. 242,061 19,270,476
Brighthouse Financial, Inc.
(a)
............ 192,496 8,668,095
Brown & Brown, Inc. .................. 741,475 76,816,810
Cincinnati Financial Corp. .............. 475,301 64,697,972
CNA Financial Corp. .................. 68,429 3,348,915
Everest Group Ltd. ................... 134,176 52,574,182
Fidelity National Financial, Inc. , Class A ..... 780,208 48,419,709
First American Financial Corp. ........... 310,159 20,473,596
Globe Life, Inc. ..................... 276,866 29,322,878
Hanover Insurance Group, Inc. (The) ...... 111,274 16,480,792
Hartford Financial Services Group, Inc. (The) . 908,434 106,840,923
Kemper Corp. ...................... 190,233 11,651,771
Kinsale Capital Group, Inc.
(b)
............ 68,664 31,967,899
Lincoln National Corp. ................ 489,910 15,437,064
Loews Corp. ....................... 558,368 44,138,990
Markel Group, Inc.
(a)
.................. 39,858 62,520,462
Old Republic International Corp. .......... 774,948 27,448,658
Primerica, Inc. ...................... 107,732 28,565,140
Principal Financial Group, Inc. ........... 713,303 61,272,728
Prudential Financial, Inc. ............... 1,116,056 135,154,382
Reinsurance Group of America, Inc. ....... 204,781 44,615,637
RenaissanceRe Holdings Ltd. ........... 159,960 43,573,104
RLI Corp. ......................... 128,584 19,927,948
Ryan Specialty Holdings, Inc. , Class A ...... 317,619 21,086,725
Security
Shares
Shares Value
Insurance (continued)
Unum Group ....................... 475,886 $ 28,286,664
White Mountains Insurance Group Ltd. ..... 7,742 13,131,980
Willis Towers Watson plc ............... 317,346 93,467,917
WR Berkley Corp. ................... 916,255 51,979,146
1,919,193,921
Interactive Media & Services — 0.3%
(a)
IAC, Inc.
(b)
......................... 232,929 12,536,239
Match Group, Inc.
(b)
.................. 801,410 30,325,354
Pinterest, Inc. , Class A
(b)
............... 1,866,912 60,431,941
TripAdvisor, Inc. ..................... 334,363 4,844,920
Trump Media & Technology Group Corp.
(b)
... 180,028 2,893,050
ZoomInfo Technologies, Inc. ............ 969,718 10,007,490
121,038,994
IT Services — 2.0%
Akamai Technologies, Inc.
(a)(b)
............ 469,002 47,345,752
Amdocs Ltd. ....................... 358,298 31,343,909
Amentum Holdings, Inc.
(a)
.............. 387,143 12,485,362
Cloudflare, Inc. , Class A
(a)(b)
............. 931,024 75,310,531
Cognizant Technology Solutions Corp. , Class A 1,545,415 119,275,130
DXC Technology Co.
(a)(b)
............... 551,194 11,437,275
EPAM Systems, Inc.
(a)
................. 172,458 34,324,316
Gartner, Inc.
(a)
...................... 234,013 118,588,428
Globant SA
(a)(b)
..................... 130,980 25,952,377
GoDaddy, Inc. , Class A
(a)
............... 438,934 68,816,072
Kyndryl Holdings, Inc.
(a)
................ 711,469 16,349,558
MongoDB, Inc. , Class A
(a)(b)
............. 219,150 59,247,202
Okta, Inc. , Class A
(a)
.................. 497,571 36,989,428
Twilio, Inc. , Class A
(a)
................. 532,294 34,716,215
VeriSign, Inc.
(a)
..................... 262,231 49,813,401
741,994,956
Leisure Products — 0.3%
Brunswick Corp. .................... 208,749 17,497,341
Hasbro, Inc. ....................... 433,420 31,344,934
Mattel, Inc.
(a)(b)
...................... 1,050,475 20,011,549
Polaris, Inc. ........................ 159,836 13,304,749
YETI Holdings, Inc.
(a)
................. 263,152 10,797,127
92,955,700
Life Sciences Tools & Services — 2.4%
10X Genomics, Inc. , Class A
(a)
........... 329,515 7,440,449
Agilent Technologies, Inc. .............. 909,435 135,032,909
Avantor, Inc.
(a)(b)
..................... 2,105,588 54,471,562
Azenta, Inc.
(a)(b)
..................... 164,499 7,968,332
Bio-Rad Laboratories, Inc. , Class A
(a)(b)
..... 60,287 20,170,824
Bio-Techne Corp. .................... 483,743 38,665,578
Bruker Corp. ....................... 340,391 23,507,402
Charles River Laboratories International, Inc.
(a)
159,342 31,385,594
Fortrea Holdings, Inc.
(a)(b)
............... 262,835 5,256,700
Illumina, Inc.
(a)
...................... 495,491 64,616,981
IQVIA Holdings, Inc.
(a)
................. 559,627 132,614,810
Medpace Holdings, Inc.
(a)
.............. 79,184 26,431,619
Mettler-Toledo International, Inc.
(a)
........ 65,515 98,252,846
QIAGEN NV
(a)
...................... 696,653 31,746,477
Repligen Corp.
(a)(b)
................... 173,575 25,831,432
Revvity, Inc.
(b)
...................... 381,619 48,751,827
Sotera Health Co.
(a)(b)
................. 469,464 7,840,049
Waters Corp.
(a)
..................... 182,969 65,848,713
West Pharmaceutical Services, Inc.
(b)
...... 225,381 67,650,361
893,484,465
Machinery — 3.9%
AGCO Corp. ....................... 193,791 18,964,387
Allison Transmission Holdings, Inc. ........ 273,977 26,320,970
CNH Industrial NV ................... 2,743,485 30,452,684

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Crane Co. ......................... 153,243 $ 24,255,302
Cummins, Inc. ...................... 424,213 137,355,927
Donaldson Co., Inc. .................. 374,217 27,579,793
Dover Corp. ....................... 425,737 81,630,812
Esab Corp. ........................ 175,523 18,659,850
Flowserve Corp. .................... 406,782 21,026,562
Fortive Corp. ....................... 1,092,491 86,230,315
Gates Industrial Corp. plc
(a)
............. 638,301 11,202,183
Graco, Inc. ........................ 518,394 45,364,659
IDEX Corp. ........................ 235,169 50,443,751
Ingersoll Rand, Inc.
(b)
................. 1,253,055 122,999,879
ITT, Inc. .......................... 255,753 38,237,631
Lincoln Electric Holdings, Inc. ........... 171,694 32,968,682
Middleby Corp. (The)
(a)
................ 165,947 23,088,206
Nordson Corp.
(b)
.................... 176,072 46,241,789
Oshkosh Corp. ..................... 202,227 20,265,168
Otis Worldwide Corp. ................. 1,254,372 130,379,426
Pentair plc ........................ 512,527 50,120,015
RBC Bearings, Inc.
(a)(b)
................ 88,576 26,517,883
Snap-on, Inc. ...................... 160,761 46,574,069
Stanley Black & Decker, Inc. ............ 476,496 52,476,504
Timken Co. (The) .................... 200,577 16,906,635
Toro Co. (The) ...................... 327,206 28,378,576
Westinghouse Air Brake Technologies Corp. .. 543,112 98,721,468
Xylem, Inc. ........................ 750,263 101,308,013
1,414,671,139
Marine Transportation — 0.1%
Kirby Corp.
(a)
....................... 181,580 22,230,839
Media — 1.5%
Charter Communications, Inc. , Class A
(a)(b)
... 291,336 94,416,171
Fox Corp. , Class A, NVS ............... 716,078 30,311,582
Fox Corp. , Class B ................... 412,074 15,988,471
Interpublic Group of Cos., Inc. (The) ....... 1,169,518 36,991,854
Liberty Broadband Corp. , Class A
(a)
........ 53,877 4,138,831
Liberty Broadband Corp. , Class C, NVS
(a)
... 344,108 26,596,107
New York Times Co. (The) , Class A ........ 499,491 27,806,664
News Corp. , Class A, NVS ............. 1,187,349 31,619,104
News Corp. , Class B
(b)
................ 354,351 9,904,110
Nexstar Media Group, Inc. .............. 96,703 15,989,841
Omnicom Group, Inc. ................. 600,989 62,136,253
Paramount Global , Class A
(b)
............ 26,009 568,557
Paramount Global , Class B, NVS ......... 1,849,713 19,643,952
Sirius XM Holdings, Inc.
(b)
.............. 758,652 17,942,120
Trade Desk, Inc. (The) , Class A
(a)
......... 1,372,287 150,471,270
544,524,887
Metals & Mining — 1.0%
Alcoa Corp. ........................ 777,794 30,007,293
ATI, Inc.
(a)
......................... 384,950 25,757,004
Cleveland-Cliffs, Inc.
(a)(b)
............... 1,430,198 18,263,628
MP Materials Corp. , Class A
(a)(b)
.......... 412,412 7,279,072
Nucor Corp. ....................... 744,248 111,890,244
Reliance, Inc. ...................... 177,988 51,475,909
Royal Gold, Inc. ..................... 205,072 28,771,602
Steel Dynamics, Inc. .................. 461,027 58,126,284
United States Steel Corp. .............. 694,114 24,523,048
356,094,084
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp. ............... 2,301,711 24,075,897
Annaly Capital Management, Inc. ......... 1,562,222 31,353,796
Rithm Capital Corp. .................. 1,591,425 18,062,674
Starwood Property Trust, Inc. ............ 975,185 19,874,270
93,366,637
Security
Shares
Shares Value
Multi-Utilities — 1.8%
Ameren Corp. ...................... 826,060 $ 72,247,207
CenterPoint Energy, Inc. ............... 1,970,890 57,983,584
CMS Energy Corp. ................... 924,001 65,262,191
Consolidated Edison, Inc. .............. 1,075,308 111,971,822
DTE Energy Co. .................... 641,853 82,420,344
NiSource, Inc. ...................... 1,397,876 48,436,403
Public Service Enterprise Group, Inc. ...... 1,548,323 138,125,895
WEC Energy Group, Inc. ............... 981,993 94,448,087
670,895,533
Office REITs — 0.3%
BXP, Inc. ......................... 487,502 39,224,411
Cousins Properties, Inc. ............... 473,116 13,947,460
Highwoods Properties, Inc. ............. 328,496 11,007,901
Kilroy Realty Corp. ................... 366,790 14,194,773
Vornado Realty Trust ................. 548,146 21,596,952
99,971,497
Oil, Gas & Consumable Fuels — 4.2%
Antero Midstream Corp. ............... 1,052,161 15,835,023
Antero Resources Corp.
(a)
.............. 902,778 25,864,590
APA Corp. ........................ 1,123,301 27,475,942
Cheniere Energy, Inc. ................. 713,054 128,235,631
Chesapeake Energy Corp.
(b)
............ 407,450 33,512,763
Chord Energy Corp. .................. 193,402 25,186,743
Civitas Resources, Inc. ................ 312,333 15,825,913
Coterra Energy, Inc. .................. 2,303,240 55,162,598
Devon Energy Corp. .................. 1,953,812 76,433,125
Diamondback Energy, Inc. .............. 585,609 100,958,992
DT Midstream, Inc. ................... 301,897 23,747,218
EQT Corp. ........................ 1,828,310 66,989,278
Hess Corp. ........................ 867,410 117,794,278
HF Sinclair Corp. .................... 492,307 21,942,123
Kinder Morgan, Inc. .................. 6,019,350 132,967,442
Marathon Oil Corp. ................... 1,734,383 46,186,619
Matador Resources Co. ............... 366,330 18,104,029
New Fortress Energy, Inc. , Class A
(b)
....... 205,654 1,869,395
ONEOK, Inc. ....................... 1,811,822 165,111,339
Ovintiv, Inc. ........................ 821,002 31,452,587
Permian Resources Corp. , Class A ........ 2,040,286 27,768,292
Range Resources Corp.
(b)
.............. 738,761 22,724,288
Southwestern Energy Co.
(a)
............. 3,431,910 24,400,880
Targa Resources Corp. ................ 682,240 100,978,342
Texas Pacific Land Corp. ............... 58,300 51,580,342
Viper Energy, Inc. , Class A ............. 315,861 14,248,490
Williams Cos., Inc. (The) ............... 3,778,878 172,505,781
1,544,862,043
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................ 199,960 21,487,702
Passenger Airlines — 0.7%
Alaska Air Group, Inc.
(a)
................ 387,813 17,533,026
American Airlines Group, Inc.
(a)(b)
......... 2,035,829 22,882,718
Delta Air Lines, Inc. .................. 2,000,010 101,580,508
Southwest Airlines Co. ................ 1,854,805 54,957,872
United Airlines Holdings, Inc.
(a)
........... 1,016,153 57,981,690
254,935,814
Personal Care Products — 0.5%
BellRing Brands, Inc.
(a)
................ 406,125 24,659,910
Coty, Inc. , Class A
(a)(b)
................. 1,189,120 11,165,837
elf Beauty, Inc.
(a)(b)
................... 167,587 18,272,011
Kenvue, Inc. ....................... 5,945,932 137,529,407
191,627,165

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell Mid-Cap ETF
32
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals — 0.6%
Catalent, Inc.
(a)
..................... 563,831 $ 34,151,244
Elanco Animal Health, Inc.
(a)
............. 1,535,262 22,552,999
Intra-Cellular Therapies, Inc.
(a)
........... 320,937 23,482,960
Jazz Pharmaceuticals plc
(a)
............. 191,922 21,382,030
Organon & Co. ..................... 794,270 15,194,385
Perrigo Co. plc ..................... 423,673 11,112,943
Royalty Pharma plc , Class A ............ 1,220,809 34,536,686
Viatris, Inc. ........................ 3,684,506 42,777,115
205,190,362
Professional Services — 2.8%
Booz Allen Hamilton Holding Corp. ........ 397,512 64,699,053
Broadridge Financial Solutions, Inc. ....... 363,543 78,172,651
CACI International, Inc. , Class A
(a)
........ 68,521 34,572,956
Clarivate plc
(a)(b)
..................... 1,262,899 8,966,583
Concentrix Corp. .................... 147,450 7,556,812
Dayforce, Inc.
(a)(b)
.................... 469,594 28,762,632
Dun & Bradstreet Holdings, Inc. .......... 942,525 10,848,463
Equifax, Inc.
(b)
...................... 381,400 112,078,204
FTI Consulting, Inc.
(a)
................. 109,278 24,867,302
Genpact Ltd. ....................... 545,266 21,379,880
Jacobs Solutions, Inc. ................. 387,143 50,677,019
KBR, Inc. ......................... 415,732 27,076,625
Leidos Holdings, Inc. ................. 418,540 68,222,020
ManpowerGroup, Inc. ................. 146,088 10,740,390
Parsons Corp.
(a)(b)
.................... 142,193 14,742,570
Paychex, Inc. ...................... 998,557 133,996,364
Paycom Software, Inc. ................ 158,261 26,361,535
Paycor HCM, Inc.
(a)
.................. 229,742 3,260,039
Paylocity Holding Corp.
(a)
.............. 136,125 22,456,541
Robert Half, Inc. .................... 314,031 21,168,830
Science Applications International Corp. .... 158,610 22,089,615
SS&C Technologies Holdings, Inc. ........ 666,748 49,479,369
TransUnion ........................ 604,367 63,277,225
Verisk Analytics, Inc. .................. 442,242 118,503,166
1,023,955,844
Real Estate Management & Development — 0.8%
(a)
CBRE Group, Inc. , Class A ............. 949,740 118,223,635
CoStar Group, Inc. ................... 1,260,173 95,067,451
Howard Hughes Holdings, Inc. ........... 96,569 7,477,338
Jones Lang LaSalle, Inc.
(b)
.............. 147,415 39,774,041
Seaport Entertainment Group, Inc.
(b)
....... 10,745 294,628
Zillow Group, Inc. , Class A
(b)
............ 146,539 9,075,160
Zillow Group, Inc. , Class C, NVS
(b)
........ 493,688 31,521,979
301,434,232
Residential REITs — 1.6%
American Homes 4 Rent , Class A ......... 1,047,885 40,228,305
AvalonBay Communities, Inc. ........... 440,416 99,203,704
Camden Property Trust ................ 321,203 39,678,207
Equity LifeStyle Properties, Inc. .......... 574,956 41,017,361
Equity Residential ................... 1,175,915 87,558,631
Essex Property Trust, Inc. .............. 198,185 58,547,813
Invitation Homes, Inc. ................. 1,904,385 67,148,615
Mid-America Apartment Communities, Inc. ... 360,502 57,283,768
Sun Communities, Inc. ................ 382,892 51,747,854
UDR, Inc. ......................... 1,022,584 46,363,958
588,778,216
Retail REITs — 1.5%
Agree Realty Corp. .................. 308,654 23,250,906
Brixmor Property Group, Inc. ............ 930,133 25,913,505
Federal Realty Investment Trust .......... 256,813 29,525,791
Kimco Realty Corp. .................. 2,044,988 47,484,621
NNN REIT, Inc. ..................... 562,612 27,281,056
Security
Shares
Shares Value
Retail REITs (continued)
Realty Income Corp. .................. 2,706,250 $ 171,630,375
Regency Centers Corp. ............... 570,615 41,215,521
Simon Property Group, Inc. ............. 1,004,536 169,786,675
536,088,450
Semiconductors & Semiconductor Equipment — 2.4%
Allegro MicroSystems, Inc.
(a)(b)
........... 382,944 8,922,595
Amkor Technology, Inc. ................ 351,359 10,751,585
Astera Labs, Inc.
(a)(b)
.................. 67,731 3,548,427
Cirrus Logic, Inc.
(a)(b)
.................. 166,167 20,639,603
Enphase Energy, Inc.
(a)
................ 409,057 46,231,622
Entegris, Inc. ....................... 467,463 52,603,611
First Solar, Inc.
(a)(b)
................... 330,948 82,551,669
GLOBALFOUNDRIES, Inc.
(a)(b)
........... 306,433 12,333,928
Lattice Semiconductor Corp.
(a)(b)
.......... 420,991 22,341,992
MACOM Technology Solutions Holdings, Inc.
(a)
173,850 19,342,551
Microchip Technology, Inc. .............. 1,646,426 132,191,544
MKS Instruments, Inc. ................ 209,135 22,735,066
Monolithic Power Systems, Inc. .......... 145,813 134,804,119
ON Semiconductor Corp.
(a)(b)
............ 1,332,913 96,782,813
Onto Innovation, Inc.
(a)
................ 152,640 31,681,959
Qorvo, Inc.
(a)(b)
...................... 295,073 30,481,041
Skyworks Solutions, Inc. ............... 498,635 49,250,179
Teradyne, Inc. ...................... 484,878 64,939,711
Universal Display Corp.
(b)
.............. 145,367 30,512,533
Wolfspeed, Inc.
(a)(b)
................... 392,067 3,803,050
876,449,598
Software — 4.7%
ANSYS, Inc.
(a)
...................... 270,862 86,304,759
Appfolio, Inc. , Class A
(a)
............... 70,618 16,623,477
AppLovin Corp. , Class A
(a)(b)
............. 814,308 106,307,909
Aspen Technology, Inc.
(a)(b)
.............. 83,181 19,865,286
Bentley Systems, Inc. , Class B
(b)
.......... 434,648 22,084,465
BILL Holdings, Inc.
(a)
.................. 318,582 16,808,386
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
... 1,410,496 15,585,981
Confluent, Inc. , Class A
(a)(b)
............. 771,886 15,731,037
Datadog, Inc. , Class A
(a)
............... 928,099 106,787,071
DocuSign, Inc.
(a)
.................... 632,666 39,282,232
Dolby Laboratories, Inc. , Class A ......... 182,655 13,978,587
DoubleVerify Holdings, Inc.
(a)
............ 448,885 7,559,223
Dropbox, Inc. , Class A
(a)
............... 751,114 19,100,829
Dynatrace, Inc.
(a)
.................... 914,583 48,902,753
Elastic NV
(a)(b)
...................... 253,515 19,459,811
Fair Isaac Corp.
(a)
.................... 73,656 143,151,909
Five9, Inc.
(a)(b)
...................... 227,959 6,549,262
Gen Digital, Inc. ..................... 1,685,700 46,238,751
Gitlab, Inc. , Class A
(a)
................. 368,614 18,998,366
Guidewire Software, Inc.
(a)
.............. 254,074 46,480,298
HashiCorp, Inc. , Class A
(a)
.............. 439,800 14,891,628
HubSpot, Inc.
(a)
..................... 151,722 80,655,415
Informatica, Inc. , Class A
(a)(b)
............ 199,885 5,053,093
Manhattan Associates, Inc.
(a)
............ 190,005 53,463,607
MicroStrategy, Inc. , Class A
(a)(b)
........... 486,124 81,960,506
nCino, Inc.
(a)(b)
...................... 254,846 8,050,585
Nutanix, Inc. , Class A
(a)
................ 753,874 44,667,035
Palantir Technologies, Inc. , Class A
(a)(b)
..... 6,247,131 232,393,273
Pegasystems, Inc. ................... 138,976 10,157,756
Procore Technologies, Inc.
(a)(b)
........... 326,822 20,171,454
PTC, Inc.
(a)(b)
....................... 367,527 66,397,428
RingCentral, Inc. , Class A
(a)
............. 256,724 8,120,180
SentinelOne, Inc. , Class A
(a)(b)
........... 856,845 20,495,732
Smartsheet, Inc. , Class A
(a)
............. 416,882 23,078,588
Teradata Corp.
(a)
.................... 300,821 9,126,909
Tyler Technologies, Inc.
(a)
.............. 131,613 76,825,140

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
UiPath, Inc. , Class A
(a)(b)
............... 1,384,286 $ 17,718,861
Unity Software, Inc.
(a)(b)
................ 926,225 20,951,210
Zoom Video Communications, Inc. , Class A
(a)
. 818,575 57,087,421
Zscaler, Inc.
(a)(b)
..................... 283,899 48,529,695
1,715,595,908
Specialized REITs — 2.6%
Crown Castle, Inc. ................... 1,349,848 160,132,468
CubeSmart ........................ 697,123 37,526,131
Digital Realty Trust, Inc. ............... 1,002,736 162,272,767
EPR Properties ..................... 232,909 11,421,858
Extra Space Storage, Inc. .............. 649,345 117,005,476
Gaming & Leisure Properties, Inc. ........ 808,557 41,600,258
Iron Mountain, Inc. ................... 903,930 107,414,002
Lamar Advertising Co. , Class A .......... 270,302 36,112,347
National Storage Affiliates Trust .......... 214,256 10,327,139
Rayonier, Inc. ...................... 459,362 14,782,269
SBA Communications Corp. ............ 333,159 80,191,371
VICI Properties, Inc. .................. 3,236,781 107,817,175
Weyerhaeuser Co. ................... 2,263,165 76,630,767
963,234,028
Specialty Retail — 2.4%
Advance Auto Parts, Inc. ............... 185,356 7,227,030
AutoNation, Inc.
(a)(b)
.................. 79,214 14,172,969
Bath & Body Works, Inc. ............... 694,906 22,181,399
Best Buy Co., Inc. ................... 669,191 69,127,430
Burlington Stores, Inc.
(a)
............... 197,296 51,983,550
CarMax, Inc.
(a)(b)
..................... 489,950 37,912,331
Carvana Co. , Class A
(a)(b)
............... 335,906 58,484,594
Dick's Sporting Goods, Inc. ............. 174,551 36,428,794
Five Below, Inc.
(a)
.................... 170,087 15,027,186
Floor & Decor Holdings, Inc. , Class A
(a)(b)
.... 325,875 40,463,899
GameStop Corp. , Class A
(a)(b)
............ 1,168,006 26,782,378
Gap, Inc. (The) ..................... 625,953 13,802,264
Lithia Motors, Inc. , Class A ............. 84,884 26,962,554
Murphy USA, Inc.
(b)
.................. 57,794 28,484,929
Penske Automotive Group, Inc. .......... 57,118 9,277,106
RH
(a)
............................ 46,363 15,505,178
Ross Stores, Inc. .................... 1,021,530 153,750,480
Tractor Supply Co. ................... 334,897 97,431,584
Ulta Beauty, Inc.
(a)(b)
.................. 148,545 57,801,830
Valvoline, Inc.
(a)
..................... 399,057 16,700,535
Vitamin Oldco Holdings, Inc.
(a)(c)
.......... 262,656 3
Wayfair, Inc. , Class A
(a)(b)
............... 292,373 16,425,515
Williams-Sonoma, Inc. ................ 395,086 61,206,723
877,140,261
Technology Hardware, Storage & Peripherals — 1.2%
Hewlett Packard Enterprise Co. .......... 4,028,529 82,423,703
HP, Inc. .......................... 3,036,687 108,925,963
NetApp, Inc. ....................... 639,685 79,007,494
Pure Storage, Inc. , Class A
(a)
............ 957,098 48,084,603
Super Micro Computer, Inc.
(a)
............ 154,284 64,243,858
Western Digital Corp.
(a)(b)
............... 1,012,982 69,176,541
451,862,162
Textiles, Apparel & Luxury Goods — 0.8%
Amer Sports, Inc.
(a)(b)
................. 181,416 2,893,585
Birkenstock Holding plc
(a)(b)
............. 122,246 6,025,505
Capri Holdings Ltd.
(a)
................. 352,686 14,967,994
Carter's, Inc. ....................... 110,063 7,151,894
Columbia Sportswear Co. .............. 104,266 8,673,888
Crocs, Inc.
(a)
....................... 185,434 26,852,698
Deckers Outdoor Corp.
(a)
............... 470,916 75,087,556
PVH Corp.
(b)
....................... 172,917 17,435,221
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp. , Class A ............ 125,379 $ 24,307,227
Skechers USA, Inc. , Class A
(a)
........... 410,808 27,491,271
Tapestry, Inc. ....................... 715,267 33,603,244
Under Armour, Inc. , Class A
(a)
............ 587,976 5,238,866
Under Armour, Inc. , Class C, NVS
(a)(b)
...... 600,843 5,023,048
VF Corp.
(b)
........................ 1,086,121 21,668,114
276,420,111
Trading Companies & Distributors — 1.9%
Air Lease Corp. , Class A ............... 326,945 14,807,339
Core & Main, Inc. , Class A
(a)(b)
........... 598,169 26,558,703
Fastenal Co. ....................... 1,777,298 126,934,623
Ferguson Enterprises, Inc. .............. 628,124 124,726,583
MSC Industrial Direct Co., Inc. , Class A ..... 143,011 12,307,527
SiteOne Landscape Supply, Inc.
(a)(b)
........ 138,411 20,887,604
United Rentals, Inc. .................. 206,297 167,044,870
Watsco, Inc. ....................... 107,351 52,803,810
WESCO International, Inc. .............. 136,250 22,887,275
WW Grainger, Inc. ................... 135,117 140,360,891
709,319,225
Water Utilities — 0.3%
American Water Works Co., Inc. .......... 605,560 88,557,095
Essential Utilities, Inc. ................. 784,760 30,268,193
118,825,288
Total Common Stocks — 99.7%
(Cost: $25,825,613,059) ............................ 36,487,003,955
Rights
Real Estate Management & Development — 0.0%
Seaport Entertainment Group, Inc. (Expires
10/10/24, Strike Price USD 25.00)
(a)(b)
.... 10,768 31,766
Total Rights — 0.0%
(Cost: $—) ..................................... 31,766
Total Long-Term Investments — 99.7%
(Cost: $25,825,613,059) ............................ 36,487,035,721
Short-Term Securities
Money Market Funds — 3.4%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.05%
(f)
.................. 1,166,065,505 1,166,998,358
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.88% ................... 59,362,041 59,362,041
Total Short-Term Securities — 3.4%
(Cost: $1,225,260,696) ............................ 1,226,360,399
Total Investments — 103.1%
(Cost: $ 27,050,873,755 ) ............................ 37,713,396,120
Liabilities in Excess of Other Assets — (3.1)% ............. (1,135,726,512)
Net Assets — 100.0% ...............................
$ 36,577,669,608
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell Mid-Cap ETF
34
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,023,503,249 $ 143,179,582
(a)
$ — $ 16,691 $ 298,836 $ 1,166,998,358 1,166,065,505 $ 3,771,057
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 36,144,065 23,217,976
(a)
— — — 59,362,041 59,362,041 1,359,681 —
$ 16,691 $ 298,836 $ 1,226,360,399 $ 5,130,738 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 1000 E-Mini Index .................................................... 71 12/20/24 $ 11,258 $ 254,067
Russell 1000 Value E-Mini Index ................................................ 259 12/20/24 24,413 504,006
Russell 2000 E-Mini Index .................................................... 46 12/20/24 5,173 187,951
S&P Midcap 400 E-Mini Index ................................................. 144 12/20/24 45,340 1,644,741
$ 2,590,765
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 2,590,765 $ — $ — $ — $ 2,590,765
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 1,034,818 $ — $ — $ — $ 1,034,818
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 468,159 $ — $ — $ — $ 468,159

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
35
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 83,729,850
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 36,487,003,952 $ — $ 3 $ 36,487,003,955
Rights ................................................ 31,766 — — 31,766
Short-Term Securities
Money Market Funds ...................................... 1,226,360,399 — — 1,226,360,399
$ 37,713,396,117 $ — $ 3 $ 37,713,396,120
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 2,590,765 $ — $ — $ 2,590,765
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
Russell Mid-Cap Growth ETF
36
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.
(a)
................ 382,751 $ 152,947,300
BWX Technologies, Inc. ............... 99,244 10,787,823
HEICO Corp.
(b)
..................... 234,601 61,343,469
HEICO Corp. , Class A ................. 432,322 88,089,931
Howmet Aerospace, Inc. ............... 131,767 13,209,642
Loar Holdings, Inc.
(a)(b)
................. 51,170 3,816,770
Spirit AeroSystems Holdings, Inc. , Class A
(a)(b)
. 81,369 2,645,306
332,840,241
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc. .. 123,248 16,194,787
Banks — 1.6%
NU Holdings Ltd. , Class A
(a)(b)
............ 16,940,292 231,234,986
Popular, Inc. ....................... 39,202 3,930,784
235,165,770
Beverages — 0.2%
(a)
Boston Beer Co., Inc. (The) , Class A ....... 9,957 2,878,967
Celsius Holdings, Inc.
(b)
................ 941,073 29,512,049
32,391,016
Biotechnology — 3.6%
(a)
Alnylam Pharmaceuticals, Inc.
(b)
.......... 596,982 164,187,959
Apellis Pharmaceuticals, Inc.
(b)
........... 559,471 16,135,144
Exact Sciences Corp.
(b)
................ 384,942 26,222,249
Exelixis, Inc. ....................... 1,272,382 33,018,313
Incyte Corp.
(b)
...................... 50,005 3,305,330
Ionis Pharmaceuticals, Inc.
(b)
............ 773,756 30,996,665
Natera, Inc. ........................ 603,246 76,582,080
Neurocrine Biosciences, Inc. ............ 531,577 61,248,302
Sarepta Therapeutics, Inc.
(b)
............ 482,704 60,284,903
Ultragenyx Pharmaceutical, Inc. .......... 480,386 26,685,442
Viking Therapeutics, Inc.
(b)
.............. 559,577 35,426,820
534,093,207
Broadline Retail — 1.2%
(a)(b)
Coupang, Inc. , Class A ................ 6,174,085 151,573,787
Etsy, Inc. ......................... 404,775 22,477,156
174,050,943
Building Products — 1.8%
AAON, Inc.
(b)
....................... 364,526 39,310,484
Advanced Drainage Systems, Inc.
(b)
....... 141,608 22,255,113
Armstrong World Industries, Inc. .......... 78,033 10,255,877
AZEK Co., Inc. (The) , Class A
(a)(b)
......... 536,167 25,092,616
Builders FirstSource, Inc.
(a)
............. 58,511 11,342,942
Carlisle Cos., Inc. ................... 33,119 14,895,270
Lennox International, Inc. .............. 170,850 103,242,947
Simpson Manufacturing Co., Inc. ......... 21,499 4,112,114
Trex Co., Inc.
(a)(b)
.................... 576,841 38,406,074
268,913,437
Capital Markets — 6.6%
Ameriprise Financial, Inc. .............. 486,472 228,549,410
Ares Management Corp. , Class A ......... 974,204 151,819,951
Blue Owl Capital, Inc. , Class A ........... 2,678,097 51,847,958
Coinbase Global, Inc. , Class A
(a)
.......... 882,624 157,257,118
FactSet Research Systems, Inc. .......... 71,855 33,042,522
Houlihan Lokey, Inc. , Class A ............ 25,240 3,988,425
Jefferies Financial Group, Inc. ........... 262,348 16,147,519
Lazard, Inc. ....................... 546,851 27,550,353
LPL Financial Holdings, Inc. ............. 396,262 92,182,429
Morningstar, Inc. .................... 142,262 45,398,650
MSCI, Inc. ........................ 237,163 138,249,428
TPG, Inc. , Class A ................... 111,163 6,398,542
Security
Shares
Shares Value
Capital Markets (continued)
Tradeweb Markets, Inc. , Class A .......... 244,384 $ 30,222,969
XP, Inc. , Class A .................... 219,621 3,940,001
986,595,275
Chemicals — 0.3%
Celanese Corp. ..................... 148,266 20,158,245
Chemours Co. (The) .................. 63,402 1,288,329
RPM International, Inc. ................ 152,907 18,501,747
39,948,321
Commercial Services & Supplies — 1.0%
Rollins, Inc. ........................ 1,487,377 75,231,528
Tetra Tech, Inc. ..................... 305,355 14,400,542
Veralto Corp. ....................... 592,438 66,270,115
155,902,185
Communications Equipment — 0.0%
Ubiquiti, Inc. ....................... 9,889 2,192,589
Construction & Engineering — 1.3%
Comfort Systems USA, Inc. ............. 187,064 73,020,432
EMCOR Group, Inc. .................. 97,742 42,080,863
Quanta Services, Inc. ................. 236,939 70,643,363
WillScot Holdings Corp.
(a)(b)
............. 289,381 10,880,726
196,625,384
Construction Materials — 0.6%
Eagle Materials, Inc.
(b)
................. 134,229 38,610,972
Martin Marietta Materials, Inc. ........... 18,398 9,902,723
Vulcan Materials Co. ................. 181,746 45,514,651
94,028,346
Consumer Finance — 0.2%
Ally Financial, Inc. ................... 199,957 7,116,470
Credit Acceptance Corp.
(a)(b)
............. 26,150 11,595,433
SoFi Technologies, Inc.
(a)(b)
............. 879,128 6,909,946
25,621,849
Consumer Staples Distribution & Retail — 1.0%
Casey's General Stores, Inc. ............ 34,080 12,804,197
Performance Food Group Co.
(a)
.......... 117,895 9,239,431
Sysco Corp. ....................... 1,649,023 128,722,735
150,766,363
Containers & Packaging — 0.2%
Avery Dennison Corp. ................. 160,996 35,541,477
Sealed Air Corp. .................... 42,699 1,549,974
37,091,451
Distributors — 0.5%
Pool Corp. ........................ 198,408 74,760,134
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.
(a)(b)
.... 46,126 6,463,636
Duolingo, Inc. , Class A
(a)(b)
.............. 195,262 55,067,789
Grand Canyon Education, Inc.
(a)
.......... 50,586 7,175,624
H&R Block, Inc. ..................... 144,561 9,186,852
77,893,901
Diversified Telecommunication Services — 0.0%
Iridium Communications, Inc. ............ 56,601 1,723,500
Electric Utilities — 0.3%
NRG Energy, Inc. .................... 452,595 41,231,405
Electrical Equipment — 1.5%
Generac Holdings, Inc.
(a)(b)
.............. 154,270 24,510,417
Rockwell Automation, Inc. .............. 56,208 15,089,600

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell Mid-Cap Growth ETF
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Vertiv Holdings Co. , Class A
(b)
........... 1,908,475 $ 189,874,178
229,474,195
Electronic Equipment, Instruments & Components — 0.7%
CDW Corp. ........................ 359,738 81,408,710
Cognex Corp. ...................... 50,561 2,047,721
Jabil, Inc. ......................... 48,292 5,786,830
Zebra Technologies Corp. , Class A
(a)(b)
...... 58,529 21,674,459
110,917,720
Energy Equipment & Services — 0.2%
Weatherford International plc ............ 384,594 32,659,723
Entertainment — 1.8%
(a)
Liberty Media Corp.-Liberty Formula One , Class
A ............................ 44,775 3,202,756
Liberty Media Corp.-Liberty Formula One , Class
C
(b)
........................... 391,748 30,333,047
Live Nation Entertainment, Inc. ........... 841,726 92,160,580
Madison Square Garden Sports Corp. ...... 7,977 1,661,290
ROBLOX Corp. , Class A ............... 2,723,695 120,550,741
Roku, Inc. , Class A ................... 100,195 7,480,558
TKO Group Holdings, Inc. , Class A ........ 57,721 7,140,665
262,529,637
Financial Services — 2.4%
Block, Inc. , Class A
(a)
................. 1,247,950 83,774,883
Corpay, Inc.
(a)
...................... 364,014 113,849,019
Equitable Holdings, Inc. ............... 1,476,853 62,072,132
Shift4 Payments, Inc. , Class A
(a)(b)
......... 326,597 28,936,494
Toast, Inc. , Class A
(a)(b)
................ 2,360,942 66,838,268
UWM Holdings Corp. , Class A ........... 361,513 3,080,091
Western Union Co. (The) .............. 229,701 2,740,333
WEX, Inc.
(a)(b)
....................... 21,070 4,419,011
365,710,231
Food Products — 0.3%
Freshpet, Inc.
(a)
..................... 79,064 10,813,583
Hershey Co. (The) ................... 107,916 20,696,131
Lamb Weston Holdings, Inc. ............ 247,880 16,047,751
Pilgrim's Pride Corp.
(a)(b)
............... 20,677 952,176
48,509,641
Ground Transportation — 2.3%
Avis Budget Group, Inc. ............... 35,374 3,098,409
Lyft, Inc. , Class A
(a)
................... 1,328,403 16,937,138
Old Dominion Freight Line, Inc. .......... 1,045,715 207,720,828
Saia, Inc.
(a)
........................ 82,317 35,993,931
U-Haul Holding Co.
(a)
................. 17,551 1,359,852
U-Haul Holding Co. , NVS
(b)
............. 232,241 16,721,352
XPO, Inc.
(a)(b)
....................... 610,810 65,668,183
347,499,693
Health Care Equipment & Supplies — 4.5%
Align Technology, Inc.
(a)
................ 234,088 59,533,260
Dexcom, Inc.
(a)
..................... 2,130,923 142,857,078
GE HealthCare Technologies, Inc. ........ 221,187 20,758,400
IDEXX Laboratories, Inc.
(a)(b)
............ 438,851 221,716,302
Inspire Medical Systems, Inc.
(a)(b)
......... 156,118 32,948,704
Insulet Corp.
(a)
...................... 372,277 86,647,472
Masimo Corp.
(a)
..................... 119,599 15,946,135
Penumbra, Inc.
(a)(b)
................... 196,233 38,130,034
ResMed, Inc.
(b)
..................... 211,305 51,583,776
670,121,161
Health Care Providers & Services — 2.7%
Cardinal Health, Inc. .................. 770,177 85,119,962
Cencora, Inc. ...................... 884,182 199,011,684
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Chemed Corp. ...................... 8,112 $ 4,875,069
DaVita, Inc.
(a)(b)
..................... 269,163 44,123,891
Molina Healthcare, Inc.
(a)(b)
.............. 195,538 67,374,573
400,505,179
Health Care Technology — 1.1%
(a)(b)
Doximity, Inc. , Class A ................ 48,134 2,097,199
Veeva Systems, Inc. , Class A ............ 786,275 165,015,534
167,112,733
Hotels, Restaurants & Leisure — 7.3%
Cava Group, Inc.
(a)(b)
.................. 401,569 49,734,321
Choice Hotels International, Inc.
(b)
......... 126,260 16,451,678
Churchill Downs, Inc. ................. 370,721 50,125,186
Darden Restaurants, Inc. .............. 335,304 55,033,445
Domino's Pizza, Inc.
(b)
................. 64,676 27,819,735
DraftKings, Inc. , Class A
(a)(b)
............. 2,413,453 94,607,358
Dutch Bros, Inc. , Class A
(a)(b)
............ 230,051 7,368,533
Expedia Group, Inc.
(a)
................. 674,031 99,770,069
Hilton Worldwide Holdings, Inc.
(b)
......... 671,004 154,666,422
Hyatt Hotels Corp. , Class A
(b)
............ 34,053 5,182,867
Las Vegas Sands Corp. ............... 1,886,320 94,957,349
Light & Wonder, Inc. , Class A
(a)
........... 480,260 43,573,990
Norwegian Cruise Line Holdings Ltd.
(a)(b)
.... 2,284,417 46,853,393
Planet Fitness, Inc. , Class A
(a)(b)
.......... 251,883 20,457,937
Royal Caribbean Cruises Ltd.
(b)
.......... 437,932 77,671,619
Texas Roadhouse, Inc. ................ 354,882 62,672,161
Vail Resorts, Inc. .................... 170,008 29,630,694
Wendy's Co. (The) ................... 453,395 7,943,480
Wingstop, Inc.
(b)
..................... 156,158 64,974,221
Wyndham Hotels & Resorts, Inc. ......... 35,650 2,785,691
Wynn Resorts Ltd. ................... 40,435 3,876,908
Yum! Brands, Inc. ................... 575,991 80,471,703
1,096,628,760
Household Durables — 0.4%
SharkNinja, Inc. ..................... 69,750 7,582,523
Tempur Sealy International, Inc. .......... 894,207 48,823,702
TopBuild Corp.
(a)(b)
................... 13,580 5,524,480
61,930,705
Household Products — 0.7%
Clorox Co. (The) .................... 661,735 107,803,249
Independent Power and Renewable Electricity Producers — 1.5%
Vistra Corp. ....................... 1,833,944 217,395,722
Insurance — 1.7%
Allstate Corp. (The) .................. 218,769 41,489,541
Arthur J Gallagher & Co. ............... 79,496 22,367,789
Brown & Brown, Inc. .................. 560,156 58,032,162
Everest Group Ltd. ................... 37,423 14,663,454
Kinsale Capital Group, Inc.
(b)
............ 117,377 54,647,210
Markel Group, Inc.
(a)
.................. 16,147 25,327,861
RLI Corp. ......................... 13,564 2,102,149
Ryan Specialty Holdings, Inc. , Class A ...... 546,032 36,251,064
254,881,230
Interactive Media & Services — 0.7%
(a)
Pinterest, Inc. , Class A
(b)
............... 3,205,550 103,763,653
TripAdvisor, Inc. ..................... 28,436 412,038
Trump Media & Technology Group Corp.
(b)
... 193,308 3,106,460
107,282,151
IT Services — 4.2%
(a)
Cloudflare, Inc. , Class A ............... 1,598,539 129,305,820
EPAM Systems, Inc. .................. 18,585 3,698,972
Gartner, Inc.
(b)
...................... 401,230 203,327,315

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell Mid-Cap Growth ETF
38
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Globant SA
(b)
....................... 168,559 $ 33,398,280
GoDaddy, Inc. , Class A ................ 752,587 117,990,590
MongoDB, Inc. , Class A
(b)
.............. 376,274 101,725,676
Okta, Inc. , Class A ................... 380,223 28,265,778
Twilio, Inc. , Class A .................. 180,171 11,750,752
VeriSign, Inc. ...................... 29,253 5,556,900
635,020,083
Leisure Products — 0.3%
Hasbro, Inc. ....................... 648,450 46,895,904
YETI Holdings, Inc.
(a)(b)
................ 136,517 5,601,293
52,497,197
Life Sciences Tools & Services — 1.7%
10X Genomics, Inc. , Class A
(a)
........... 372,830 8,418,502
Bruker Corp. ....................... 368,936 25,478,720
Fortrea Holdings, Inc.
(a)(b)
............... 14,894 297,880
IQVIA Holdings, Inc.
(a)
................. 108,428 25,694,183
Medpace Holdings, Inc.
(a)(b)
............. 135,829 45,339,720
Repligen Corp.
(a)(b)
................... 42,550 6,332,291
Waters Corp.
(a)(b)
.................... 191,374 68,873,589
West Pharmaceutical Services, Inc.
(b)
...... 234,564 70,406,730
250,841,615
Machinery — 0.1%
Lincoln Electric Holdings, Inc. ........... 82,123 15,769,258
Media — 1.9%
Liberty Broadband Corp. , Class A
(a)
........ 20,452 1,571,123
Liberty Broadband Corp. , Class C, NVS
(a)
... 144,888 11,198,393
Nexstar Media Group, Inc. .............. 65,506 10,831,417
Trade Desk, Inc. (The) , Class A
(a)(b)
........ 2,352,885 257,993,841
281,594,774
Metals & Mining — 0.1%
Cleveland-Cliffs, Inc.
(a)(b)
............... 802,983 10,254,093
Oil, Gas & Consumable Fuels — 3.7%
Antero Midstream Corp. ............... 691,114 10,401,266
Cheniere Energy, Inc. ................. 624,745 112,354,141
Civitas Resources, Inc. ................ 146,223 7,409,119
EQT Corp. ........................ 194,507 7,126,736
Hess Corp. ........................ 963,591 130,855,658
Matador Resources Co. ............... 48,135 2,378,832
New Fortress Energy, Inc. , Class A
(b)
....... 183,856 1,671,251
Permian Resources Corp. , Class A ........ 742,928 10,111,250
Targa Resources Corp. ................ 1,169,755 173,135,438
Texas Pacific Land Corp. ............... 100,098 88,560,705
Viper Energy, Inc. , Class A ............. 157,677 7,112,809
551,117,205
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ................ 239,677 25,755,690
Passenger Airlines — 0.0%
American Airlines Group, Inc.
(a)(b)
......... 250,856 2,819,621
Personal Care Products — 0.2%
elf Beauty, Inc.
(a)(b)
................... 286,480 31,234,914
Pharmaceuticals — 0.3%
Intra-Cellular Therapies, Inc.
(a)
........... 548,595 40,140,696
Professional Services — 4.3%
Booz Allen Hamilton Holding Corp. ........ 682,516 111,086,304
Broadridge Financial Solutions, Inc. ....... 569,893 122,544,092
Dayforce, Inc.
(a)(b)
.................... 84,066 5,149,043
Equifax, Inc. ....................... 131,804 38,731,923
KBR, Inc. ......................... 61,128 3,981,267
Security
Shares
Shares Value
Professional Services (continued)
Paychex, Inc. ...................... 614,643 $ 82,478,944
Paycom Software, Inc.
(b)
............... 170,692 28,432,166
Paycor HCM, Inc.
(a)
.................. 31,670 449,397
Paylocity Holding Corp.
(a)
.............. 233,326 38,491,790
TransUnion ........................ 58,951 6,172,170
Verisk Analytics, Inc. .................. 758,255 203,182,010
640,699,106
Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.
(a)(b)
............. 78,152 21,086,191
Retail REITs — 0.5%
Simon Property Group, Inc. ............. 440,922 74,524,636
Semiconductors & Semiconductor Equipment — 3.9%
Astera Labs, Inc.
(a)(b)
.................. 3,634 190,385
Enphase Energy, Inc.
(a)
................ 702,337 79,378,128
Entegris, Inc. ....................... 802,616 90,318,378
Lattice Semiconductor Corp.
(a)(b)
.......... 627,700 33,312,039
MKS Instruments, Inc.
(b)
............... 21,062 2,289,650
Monolithic Power Systems, Inc. .......... 250,015 231,138,868
Onto Innovation, Inc.
(a)(b)
............... 67,400 13,989,544
Teradyne, Inc. ...................... 758,434 101,577,066
Universal Display Corp. ............... 125,081 26,254,502
578,448,560
Software — 13.9%
Appfolio, Inc. , Class A
(a)(b)
.............. 120,752 28,425,021
AppLovin Corp. , Class A
(a)(b)
............. 1,396,190 182,272,604
Bentley Systems, Inc. , Class B
(b)
.......... 746,883 37,949,125
BILL Holdings, Inc.
(a)(b)
................. 134,946 7,119,751
Confluent, Inc. , Class A
(a)(b)
............. 1,319,561 26,892,653
Datadog, Inc. , Class A
(a)
............... 1,591,299 183,094,863
DocuSign, Inc.
(a)
.................... 1,082,912 67,238,006
DoubleVerify Holdings, Inc.
(a)
............ 432,712 7,286,870
Dropbox, Inc. , Class A
(a)
............... 391,631 9,959,176
Dynatrace, Inc.
(a)
.................... 1,571,782 84,043,184
Elastic NV
(a)(b)
...................... 433,039 33,240,074
Fair Isaac Corp.
(a)
.................... 106,844 207,653,451
Five9, Inc.
(a)
....................... 389,079 11,178,240
Gitlab, Inc. , Class A
(a)
................. 631,077 32,525,709
Guidewire Software, Inc.
(a)
.............. 198,490 36,311,761
HashiCorp, Inc. , Class A
(a)
.............. 588,014 19,910,154
HubSpot, Inc.
(a)
..................... 260,133 138,286,703
Manhattan Associates, Inc.
(a)(b)
........... 326,000 91,729,880
MicroStrategy, Inc. , Class A
(a)(b)
........... 52,825 8,906,295
nCino, Inc.
(a)(b)
...................... 271,781 8,585,562
Nutanix, Inc. , Class A
(a)
................ 367,092 21,750,201
Palantir Technologies, Inc. , Class A
(a)(b)
..... 10,711,192 398,456,343
Pegasystems, Inc. ................... 238,215 17,411,134
Procore Technologies, Inc.
(a)(b)
........... 560,366 34,585,789
PTC, Inc.
(a)
........................ 382,506 69,103,534
RingCentral, Inc. , Class A
(a)
............. 439,352 13,896,704
SentinelOne, Inc. , Class A
(a)(b)
........... 235,841 5,641,317
Smartsheet, Inc. , Class A
(a)
............. 712,664 39,453,079
Teradata Corp.
(a)
.................... 517,159 15,690,604
Tyler Technologies, Inc.
(a)
.............. 191,818 111,968,003
UiPath, Inc. , Class A
(a)
................ 2,032,898 26,021,094
Unity Software, Inc.
(a)(b)
................ 707,091 15,994,398
Zscaler, Inc.
(a)(b)
..................... 487,985 83,416,156
2,075,997,438
Specialized REITs — 0.8%
Iron Mountain, Inc.
(b)
.................. 886,208 105,308,097
Lamar Advertising Co. , Class A .......... 117,095 15,643,892
120,951,989

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell Mid-Cap Growth ETF
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail — 4.3%
Burlington Stores, Inc.
(a)
............... 337,985 $ 89,052,288
CarMax, Inc.
(a)(b)
..................... 58,797 4,549,712
Carvana Co. , Class A
(a)(b)
............... 201,855 35,144,974
Dick's Sporting Goods, Inc. ............. 27,155 5,667,248
Five Below, Inc.
(a)
.................... 230,218 20,339,760
Floor & Decor Holdings, Inc. , Class A
(a)(b)
.... 203,787 25,304,232
Murphy USA, Inc. ................... 98,803 48,697,035
RH
(a)
............................ 15,514 5,188,347
Ross Stores, Inc. .................... 404,594 60,895,443
Tractor Supply Co. ................... 575,004 167,285,914
Ulta Beauty, Inc.
(a)(b)
.................. 220,569 85,827,809
Valvoline, Inc.
(a)(b)
.................... 690,085 28,880,057
Williams-Sonoma, Inc. ................ 401,035 62,128,342
638,961,161
Technology Hardware, Storage & Peripherals — 1.9%
HP, Inc. .......................... 1,263,361 45,316,759
NetApp, Inc. ....................... 492,048 60,772,848
Pure Storage, Inc. , Class A
(a)(b)
........... 1,426,755 71,680,171
Super Micro Computer, Inc.
(a)(b)
........... 263,749 109,825,084
287,594,862
Textiles, Apparel & Luxury Goods — 0.9%
(a)
Crocs, Inc.
(b)
....................... 57,585 8,338,884
Deckers Outdoor Corp.
(b)
............... 808,551 128,923,457
Skechers USA, Inc. , Class A ............ 61,099 4,088,745
141,351,086
Trading Companies & Distributors — 3.5%
Core & Main, Inc. , Class A
(a)
............. 671,866 29,830,850
Fastenal Co. ....................... 2,568,889 183,470,052
Ferguson Enterprises, Inc. .............. 72,178 14,332,386
SiteOne Landscape Supply, Inc.
(a)(b)
........ 88,019 13,282,947
United Rentals, Inc. .................. 85,594 69,308,030
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
WW Grainger, Inc.
(b)
.................. 201,315 $ 209,128,035
519,352,300
Total Long-Term Investments — 99.8%
(Cost: $12,845,135,892) ............................ 14,955,004,309
Short-Term Securities
Money Market Funds — 5.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.05%
(e)
.................. 799,601,883 800,241,564
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.88% ................... 19,307,472 19,307,472
Total Short-Term Securities — 5.5%
(Cost: $ 818,873,469) .............................. 819,549,036
Total Investments — 105.3%
(Cost: $13,664,009,361 ) ............................ 15,774,553,345
Liabilities in Excess of Other Assets — (5.3)% ............. (798,188,779)
Net Assets — 100.0% ...............................
$ 14,976,364,566
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 584,383,332 $ 215,627,234
(a)
$ — $ 60,934 $ 170,064 $ 800,241,564 799,601,883 $ 934,483
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 20,637,365 — (1,329,893)
(a)
— — 19,307,472 19,307,472 547,823 —
$ 60,934 $ 170,064 $ 819,549,036 $ 1,482,306 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell Mid-Cap Growth ETF
40
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 E-Mini Index ..................................................... 22 12/20/24 $ 8,915 $ 254,149
Russell 2000 E-Mini Index .................................................... 91 12/20/24 10,234 434,840
$ 688,989
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 688,989 $ — $ — $ — $ 688,989
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 735,154 $ — $ — $ — $ 735,154
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (54,103) $ — $ — $ — $ (54,103)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 9,574,405

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell Mid-Cap Growth ETF
Schedules of Investments
41
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 14,955,004,309 $ — $ — $ 14,955,004,309
Short-Term Securities
Money Market Funds ...................................... 819,549,036 — — 819,549,036
$ 15,774,553,345 $ — $ — $ 15,774,553,345
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 688,989 $ — $ — $ 688,989
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)
September 30, 2024
2024
iShares Semi-Annual Financial Statements and Additional Information
42
See notes to financial statements.
iShares Micro-
Cap ETF
iShares Russell
2500 ETF
iShares Russell
Mid-Cap ETF
iShares Russell
Mid-Cap
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 897,882,536 $ 596,933,372 $ 36,487,035,721 $ 14,955,004,309
Investments, at value — affiliated
(c)
............................................ 170,470,834 634,481,978 1,226,360,399 819,549,036
Cash ............................................................... 69,207 37,286 836 —
Cash pledged:
Futures contracts ...................................................... 118,710 50,000 4,676,420 1,311,020
Receivables: – – – –
Investment s sold ...................................................... 1,611 — — —
Securities lending income — affiliated ........................................ 250,298 34,129 487,718 174,329
Capital shares sold ..................................................... — — — 69,721
Dividends — unaffiliated ................................................. 661,232 521,168 30,530,694 2,689,374
Dividends — affiliated ................................................... 9,338 5,910 300,027 89,595
Variation margin on futures contracts ......................................... 3,136 1,011 135,207 39,690
Total a ssets ...........................................................
1,069,466,902 1,232,064,854 37,749,527,022 15,778,927,074
LIABILITIES
Collateral on securities loaned ............................................... 168,995,502 205,099,493 1,166,266,471 799,799,062
Payables: – – – –
Capital shares redeemed ................................................. — — 175,572 34,861
Investment advisory fees ................................................. 438,860 57,043 5,415,371 2,728,585
Total li abilities ..........................................................
169,434,362 205,156,536 1,171,857,414 802,562,508
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 900,032,540 $ 1,026,908,318 $ 36,577,669,608 $ 14,976,364,566
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 1,218,166,528 $ 904,208,089 $ 26,238,251,818 $ 13,066,010,705
Accumulated earnings (loss) ................................................ (318,133,988) 122,700,229 10,339,417,790 1,910,353,861
NET ASSETS ..........................................................
$ 900,032,540 $ 1,026,908,318 $ 36,577,669,608 $ 14,976,364,566
NET ASSET VALUE
Shares outstanding ......................................................
7,300,000 15,150,000 414,850,000 127,650,000
Net asset value .........................................................
$ 123.29 $ 67.78 $ 88.17 $ 117.32
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 1,007,532,203 $ 550,913,582 $ 25,825,613,059 $ 12,845,135,892
(b)
  Securities loaned, at value ............................................ $ 159,454,960 $ 201,201,460 $ 1,135,615,264 $ 783,814,114
(c)
  Investments, at cost — affiliated ......................................... $ 170,338,230 $ 589,401,289 $ 1,225,260,696 $ 818,873,469

Statements of Operations
(unaudited)

Six Months Ended September 30, 2024
43
Statements of Operations
iShares Micro-
Cap ETF
iShares Russell
2500 ETF
iShares Russell
Mid-Cap ETF
iShares Russell
Mid-Cap Growth
ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 5,601,296 $ 4,318,391 $ 274,195,248 $ 49,434,170
Dividends — affiliated ................................................... 42,027 2,762,114 1,359,681 547,823
Interest — unaffiliated ................................................... 8,947 8,958 265,632 69,287
Securities lending income — affiliated — net ................................... 1,825,089 532,900 3,771,057 934,483
Foreign taxes withheld .................................................. (1,380) (5,249) (194,543) (61,175)
Total investment income ...................................................
7,475,979 7,617,114 279,397,075 50,924,588
EXPENSES
Investment advisory .................................................... 2,585,442 754,455 31,762,002 16,648,896
Interest expense ...................................................... 126 — 1,483 1,653
Total e xpenses .........................................................
2,585,568 754,455 31,763,485 16,650,549
Less: – – – –
Investment advisory fees waived ........................................... — (401,717) — —
Total ex penses after fees waived .............................................
2,585,568 352,738 31,763,485 16,650,549
Net investment income ....................................................
4,890,411 7,264,376 247,633,590 34,274,039
REALIZED AND UNREALIZED GAIN (LOSS) $ 9,422,090 $ 26,288,162 $ 1,726,181,148 $ 367,184,058
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ 6,386,665 $ (14,893,544) $ (671,591,809) $ (608,039,650)
Investments — affiliated ............................................... 112 (1,795,932) 16,691 60,934
Foreign currency transactions ........................................... — (98) 18,217 —
Futures contracts .................................................... 88,626 59,041 1,034,818 735,154
In-kind redemptions — unaffiliated
(a)
....................................... 28,373,436 49,771,945 2,249,730,567 2,067,037,294
In-kind redemptions — affiliated
(a)
......................................... — 13,153,557 — —
34,848,839 46,294,969 1,579,208,484 1,459,793,732
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. (25,484,139) (25,879,091) 146,205,670 (1,092,725,636)
Investments — affiliated ............................................... 40,965 5,893,344 298,836 170,064
Futures contracts .................................................... 16,425 (21,061) 468,159 (54,103)
(25,426,749) (20,006,808) 146,972,665 (1,092,609,675)
Net realized and unrealized gain .............................................
9,422,090 26,288,161 1,726,181,149 367,184,057
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 14,312,501 $ 33,552,537 $ 1,973,814,739 $ 401,458,096
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2024
iShares Semi-Annual Financial Statements and Additional Information
44
See notes to financial statements.
iShares Micro-Cap ETF iShares Russell 2500 ETF
Six Months Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Six Months Ended
09/30/24
(unaudited)
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 4,890,411 $ 10,118,990 $ 7,264,376 $ 13,119,678
Net realized gain ................................................ 34,848,839 15,774,040 46,294,969 17,790,721
Net change in unrealized appreciation (depreciation) ........................ (25,426,749) 114,667,318 (20,006,808) 148,774,968
Net increase in net assets resulting from operations ...........................
14,312,501 140,560,348 33,552,537 179,685,367
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(5,367,576)
(b)
(10,611,714) (6,761,621)
(b)
(12,677,849)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(28,785,354) (107,997,108) (74,322,503) 219,866,581
NET ASSETS
Total increase (decrease) in net assets ................................... (19,840,429) 21,951,526 (47,531,587) 386,874,099
Beginning of period ................................................
919,872,969 897,921,443 1,074,439,905 687,565,806
End of period ....................................................
$ 900,032,540 $ 919,872,969 $ 1,026,908,318 $ 1,074,439,905
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
45
Statements of Changes in Net Assets
See notes to financial statements.
iShares Russell Mid-Cap ETF iShares Russell Mid-Cap Growth ETF
Six Months Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Six Months Ended
09/30/24
(unaudited)
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 247,633,590 $ 432,920,497 $ 34,274,039 $ 73,815,550
Net realized gain ................................................ 1,579,208,484 1,461,843,043 1,459,793,732 862,488,344
Net change in unrealized appreciation (depreciation) ........................ 146,972,665 4,153,011,698 (1,092,609,675) 2,275,940,432
Net increase in net assets resulting from operations ...........................
1,973,814,739 6,047,775,238 401,458,096 3,212,244,326
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(242,971,048)
(b)
(423,322,890) (34,636,736)
(b)
(73,274,726)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
1,338,124,122 161,986,308 (916,114,141) 181,692,087
NET ASSETS
Total increase (decrease) in net assets ................................... 3,068,967,813 5,786,438,656 (549,292,781) 3,320,661,687
Beginning of period ................................................
33,508,701,795 27,722,263,139 15,525,657,347 12,204,995,660
End of period ....................................................
$ 36,577,669,608 $ 33,508,701,795 $ 14,976,364,566 $ 15,525,657,347
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Financial Statements and Additional Information
46
iShares Micro-Cap ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period ................
$ 121.04  $ 104.41  $ 129.02  $ 146.73  $ 67.33  $ 92.88
Net investment income
(a)
........................
0 .67  1 .26  1 .26  0 .76  0 .96  0 .94
Net realized and unrealized gain (loss)
(b)
..............
2.32  16.71  (24.44) (17.42) 79.50  (25.28)
Net increase (decrease) from investment operations ....... 2.99  17.97  (23.18) (16.66) 80.46  (24.34)
Distributions from net investment income
(c)
........... (0.74)
(d)
(1.34) (1.43) (1.05) (1.06) (1.21)
Net asset value, end of period ..................... $ 123.29  $ 121.04  $ 104.41  $ 129.02  $ 146.73  $ 67.33
Total Return
(e)
— — — — — —
Based on net asset value ......................... 2.50%
(f)
17.36% (17.97)% (11.41)% 120.24% (26.47)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.60%
(h)
0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ...........................
1.13%
(h)
1.18% 1.12% 0.54% 0.92% 1.03%
Supplemental Data
Net assets, end of period (000) ..................... $ 900,033  $ 919,873  $ 897,921  $ 1,096,644  $ 1,386,589  $ 562,206
Portfolio turnover rate
(i)
........................... 22% 35% 35% 44% 35% 24%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
47
Financial Highlights
iShares Russell 2500 ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period ................
$ 65.51  $ 54.79  $ 62.23  $ 62.85  $ 33.62  $ 44.13
Net investment income
(a)
........................
0 .46  0 .91  0 .99  0 .79  0 .75  0 .72
Net realized and unrealized gain (loss)
(b)
..............
2.23  10.67  (7.45) (0.66) 29.21  (10.50)
Net increase (decrease) from investment operations ....... 2.69  11.58  (6.46) 0.13  29.96  (9.78)
Distributions from net investment income
(c)
........... (0.42)
(d)
(0.86) (0.98) (0.75) (0.73) (0.73)
Net asset value, end of period ..................... $ 67.78  $ 65.51  $ 54.79  $ 62.23  $ 62.85  $ 33.62
Total Return
(e)
— — — — — —
Based on net asset value ......................... 4.14%
(f)
21.36% (10.30)%
(g)
0.17% 89.71% (22.47)%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.15%
(i)
0.15% 0.15% 0.15% 0.15% 0.15%
Total expenses after fees waived ....................
0.07%
(i)
0.07% 0.07% 0.07% 0.07% 0.07%
Net investment income ...........................
1.44%
(i)
1.59% 1.78% 1.22% 1.44% 1.60%
Supplemental Data
Net assets, end of period (000) ..................... $ 1,026,908  $ 1,074,440  $ 687,566  $ 423,150  $ 267,118  $ 42,021
Portfolio turnover rate
(j)
........................... 7% 9% 11% 12% 16% 14%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Financial Statements and Additional Information
48
iShares Russell Mid-Cap ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period ................
$ 84.17  $ 69.91  $ 78.02  $ 73.93  $ 43.20  $ 53.93
Net investment income
(a)
........................
0 .60  1 .10  1 .05  0 .84  0 .74  0 .91
Net realized and unrealized gain (loss)
(b)
..............
3.99  14.23  (8.05) 4.14  30.79  (10.71)
Net increase (decrease) from investment operations ....... 4.59  15.33  (7.00) 4.98  31.53  (9.80)
Distributions from net investment income
(c)
........... (0.59)
(d)
(1.07) (1.11) (0.89) (0.80) (0.93)
Net asset value, end of period ..................... $ 88.17  $ 84.17  $ 69.91  $ 78.02  $ 73.93  $ 43.20
Total Return
(e)
— — — — — —
Based on net asset value ......................... 5.47%
(f)
22.16% (8.90)% 6.72% 73.38% (18.44)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.18%
(h)
0.19% 0.19% 0.18% 0.19% 0.19%
Net investment income ...........................
1.44%
(h)
1.49% 1.52% 1.07% 1.23% 1.63%
Supplemental Data
Net assets, end of period (000) ..................... $ 36,577,670  $ 33,508,702  $ 27,722,263  $ 30,303,542  $ 27,123,317  $ 15,753,591
Portfolio turnover rate
(i)
........................... 9% 9% 12% 13% 14% 10%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
49
Financial Highlights
iShares Russell Mid-Cap Growth ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Net asset value, beginning of period ................
$ 114.16  $ 91.08  $ 100.53  $ 102.01  $ 60.86  $ 67.81
Net investment income
(b)
........................
0 .26  0 .54  0 .56  0 .37  0 .32  0 .47
Net realized and unrealized gain (loss)
(c)
..............
3.17  23.08  (9.34) (1.44) 41.16  (6.97)
Net increase (decrease) from investment operations ....... 3.43  23.62  (8.78) (1.07) 41.48  (6.50)
Distributions from net investment income
(d)
........... (0.27)
(e)
(0.54) (0.67) (0.41) (0.33) (0.45)
Net asset value, end of period ..................... $ 117.32  $ 114.16  $ 91.08  $ 100.53  $ 102.01  $ 60.86
Total Return
(f)
— — — — — —
Based on net asset value ......................... 3.01%
(g)
26.02% (8.67)% (1.09)% 68.27% (9.67)%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.23%
(i)
0.23% 0.23% 0.23% 0.23% 0.24%
Net investment income ...........................
0.47%
(i)
0.56% 0.65% 0.34% 0.36% 0.65%
Supplemental Data
Net assets, end of period (000) ..................... $ 14,976,365  $ 15,525,657  $ 12,204,996  $ 13,777,139  $ 14,822,269  $ 9,353,644
Portfolio turnover rate
(j)
........................... 25% 35% 26% 35% 23% 23%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2024
iShares Semi-Annual Financial Statements and Additional Information
50
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Currently the iShares Russell 2500 ETF seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and Schedule of Investments for the underlying fund are available on iShares.com and should be read in conjunction with the Fund’s financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
iShares ETF
Diversification
Classification
Micro-Cap ......................................................................................................... Diversified
Russell 2500 ........................................................................................................ Diversified
Russell Mid-Cap ..................................................................................................... Diversified
Russell Mid-Cap Growth ................................................................................................ Diversified

Notes to Financial Statements
(unaudited) (continued)
51
Notes to Financial Statements
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
52
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Micro-Cap
Barclays Bank plc ...................................... $ 9,560,713 $ (9,560,713) $ – $ –
Barclays Capital, Inc. ................................... 1,289,300 (1,289,300) – –
BMO Capital Markets Corp. ............................... 77,609 (77,609) – –
BNP Paribas SA ....................................... 15,611,196 (15,611,196) – –
BofA Securities, Inc. .................................... 7,837,174 (7,837,174) – –
Citigroup Global Markets, Inc. .............................. 4,079,355 (4,079,355) – –
Credit Suisse Securities (USA) LLC .......................... 15 (15) – –
Goldman Sachs & Co. LLC ............................... 20,041,451 (20,041,451) – –
HSBC Bank plc ....................................... 1,037,819 (1,037,819) – –
J.P. Morgan Securities LLC ............................... 44,594,991 (44,594,991) – –
Jefferies LLC ......................................... 1,955,005 (1,955,005) – –
Mizuho Securities USA LLC ............................... 25,421 (25,421) – –
Morgan Stanley ....................................... 24,459,943 (24,459,943) – –
National Financial Services LLC ............................ 7,805,678 (7,805,678) – –
Natixis SA ........................................... 289,741 (289,741) – –
RBC Capital Markets LLC ................................ 40,837 (40,837) – –
Scotia Capital (USA), Inc. ................................ 58,000 (58,000) – –
SG Americas Securities LLC .............................. 144,225 (144,225) – –
State Street Bank & Trust Co. .............................. 2,758,223 (2,758,223) – –
Toronto-Dominion Bank (The) .............................. 366,033 (366,033) – –
UBS AG ............................................ 1,709,534 (1,709,534) – –
UBS Securities LLC .................................... 266,424 (266,424) – –
Virtu Americas LLC ..................................... 272,315 (272,315) – –
Wells Fargo Bank NA ................................... 8,177,764 (8,177,764) – –
Wells Fargo Securities LLC ............................... 6,996,194 (6,996,194) – –
$ 159,454,960 $ (159,454,960) $ – $ –
Russell 2500
Barclays Bank plc ...................................... $ 757,154 $ (757,154) $ – $ –
BNP Paribas SA ....................................... 6,757,423 (6,757,423) – –
BofA Securities, Inc. .................................... 1,232,340 (1,232,340) – –
Citadel Clearing LLC .................................... 888,469 (888,469) – –

Notes to Financial Statements
(unaudited) (continued)
53
Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Russell 2500 (continued)
Citigroup Global Markets, Inc. .............................. 252,131 (252,131) – –
HSBC Bank plc ....................................... 2,041,327 (2,041,327) – –
J.P. Morgan Securities LLC ............................... 4,311,655 (4,311,655) – –
Morgan Stanley ....................................... 173,910,392 (173,910,392) – –
National Financial Services LLC ............................ 3,103,085 (3,103,085) – –
SG Americas Securities LLC .............................. 1,144,964 (1,144,964) – –
State Street Bank & Trust Co. .............................. 2,146,115 (2,146,115) – –
Toronto-Dominion Bank (The) .............................. 2,510,057 (2,510,057) – –
UBS AG ............................................ 1,130,764 (1,130,764) – –
Wells Fargo Bank NA ................................... 1,015,584 (1,015,584) – –
$ 201,201,460 $ (201,201,460) $ – $ –
Russell Mid-Cap
Barclays Bank plc ...................................... $ 107,342,017 $ (107,342,017) $ – $ –
Barclays Capital, Inc. ................................... 10,690,221 (10,690,221) – –
BMO Capital Markets Corp. ............................... 272,565 (272,565) – –
BNP Paribas SA ....................................... 86,491,939 (86,491,939) – –
BofA Securities, Inc. .................................... 102,569,423 (102,569,423) – –
Citadel Clearing LLC .................................... 459,186 (459,186) – –
Citigroup Global Markets, Inc. .............................. 137,522,243 (137,522,243) – –
Deutsche Bank Securities, Inc. ............................. 1,780,926 (1,780,926) – –
Goldman Sachs & Co. LLC ............................... 156,090,568 (156,090,568) – –
HSBC Bank plc ....................................... 5,638,917 (5,597,429) – 41,488
(b)
J.P. Morgan Securities LLC ............................... 86,739,146 (86,739,146) – –
Jefferies LLC ......................................... 2,875,753 (2,875,753) – –
Morgan Stanley ....................................... 183,810,723 (183,810,723) – –
National Financial Services LLC ............................ 29,078,318 (29,078,318) – –
Natixis SA ........................................... 17,599,335 (17,599,335) – –
Nomura Securities International, Inc. ......................... 170,277 (170,277) – –
RBC Capital Markets LLC ................................ 1,042,157 (1,042,157) – –
Scotia Capital (USA), Inc. ................................ 116,130 (116,130) – –
SG Americas Securities LLC .............................. 21,483,865 (21,483,865) – –
State Street Bank & Trust Co. .............................. 5,647,024 (5,647,024) – –
Toronto-Dominion Bank (The) .............................. 7,516,012 (7,516,012) – –
UBS AG ............................................ 93,392,247 (93,392,247) – –
UBS Securities LLC .................................... 19,850,550 (19,850,550) – –
Virtu Americas LLC ..................................... 1,805,073 (1,805,073) – –
Wells Fargo Bank NA ................................... 54,225,626 (54,225,626) – –
Wells Fargo Securities LLC ............................... 1,405,023 (1,387,958) – 17,065
(b)
$ 1,135,615,264 $ (1,135,556,711) $ – $ 58,553
Russell Mid-Cap Growth
Barclays Bank plc ...................................... $ 64,370,030 $ (64,370,030) $ – $ –
Barclays Capital, Inc. ................................... 2,899,342 (2,899,342) – –
BNP Paribas SA ....................................... 25,787,515 (25,787,515) – –
BofA Securities, Inc. .................................... 118,224,804 (118,224,804) – –
Citadel Clearing LLC .................................... 6,701,363 (6,701,363) – –
Citigroup Global Markets, Inc. .............................. 87,510,267 (87,510,267) – –
Goldman Sachs & Co. LLC ............................... 97,893,857 (97,893,857) – –
HSBC Bank plc ....................................... 2,838,810 (2,838,810) – –
J.P. Morgan Securities LLC ............................... 11,190,922 (11,075,226) – 115,696
(b)
Jefferies LLC ......................................... 10,628,386 (10,628,386) – –
Morgan Stanley ....................................... 190,127,206 (190,127,206) – –
National Financial Services LLC ............................ 12,409,718 (12,409,718) – –
Natixis SA ........................................... 4,935,453 (4,935,453) – –
RBC Capital Markets LLC ................................ 224,181 (223,206) – 975
(b)
SG Americas Securities LLC .............................. 1,000,295 (1,000,295) – –
State Street Bank & Trust Co. .............................. 2,109,845 (2,109,845) – –
Toronto-Dominion Bank (The) .............................. 8,932,466 (8,932,466) – –
UBS AG ............................................ 87,903,336 (87,903,336) – –
UBS Securities LLC .................................... 4,447,360 (4,447,360) – –
Virtu Americas LLC ..................................... 851,236 (851,236) – –
Wells Fargo Bank NA ................................... 39,598,106 (39,598,106) – –
Wells Fargo Securities LLC ............................... 3,229,616 (3,229,616) – –
$ 783,814,114 $ (783,697,443) $ – $ 116,671

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
54
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to the iShares Russell Mid-Cap Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the
Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
Micro-Cap ...................................................................................................... 0.60%
Russell 2500 ..................................................................................................... 0.15
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.2000%
Over $121 billion, up to and including $181 billion ............................................................................ 0.1900
Over $181 billion, up to and including $231 billion ............................................................................ 0.1805
Over $231 billion, up to and including $281 billion ............................................................................ 0.1715
Over $281 billion .................................................................................................. 0.1630
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.2500%
Over $121 billion, up to and including $181 billion ............................................................................ 0.2375
Over $181 billion, up to and including $231 billion ............................................................................ 0.2257
Over $231 billion, up to and including $281 billion ............................................................................ 0.2144
Over $281 billion .................................................................................................. 0.2037

Notes to Financial Statements
(unaudited) (continued)
55
Notes to Financial Statements
For the iShares Russell 2500 ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2027 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.15%.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended September 30, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
September 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts Waived
Russell 2500 ........................................................................................................ $ 401,717
iShares ETF Amounts
Micro-Cap ............................................................................................................. $ 456,745
Russell 2500 ............................................................................................................ 192,920
Russell Mid-Cap ......................................................................................................... 1,094,434
Russell Mid-Cap Growth .................................................................................................... 362,755
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Micro-Cap .......................................................................... $ 17,178,041 $ 122,941,111 $ 56,778,641
Russell 2500 ......................................................................... 21,745,629 10,435,365 (6,747,247)
Russell Mid-Cap ...................................................................... 1,255,262,112 1,093,411,301 (500,480,272)
Russell Mid-Cap Growth ................................................................. 2,017,754,126 1,781,182,208 (341,737,293)

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
56
7. Purchases and Sales
For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of March 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains  as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
iShares ETF Purchases Sales
Micro-Cap .......................................................................................... $ 195,889,822 $ 194,703,901
Russell 2500 ......................................................................................... 67,991,795 73,237,036
Russell Mid-Cap ...................................................................................... 3,188,952,215 3,206,061,774
Russell Mid-Cap Growth ................................................................................. 3,544,574,674 3,549,545,797
iShares ETF
In-kind
Purchases
In-kind
Sales
Micro-Cap .......................................................................................... $ 80,458,400 $ 108,775,186
Russell 2500 ......................................................................................... 211,103,822 279,085,348
Russell Mid-Cap ...................................................................................... 5,549,253,420 4,202,882,116
Russell Mid-Cap Growth ................................................................................. 5,082,009,886 5,985,860,061
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Micro-Cap ......................................................................................................... $ (220,441,623)
Russell 2500 ........................................................................................................ (10,466,912)
Russell Mid-Cap ..................................................................................................... (1,452,550,796)
Russell Mid-Cap Growth ................................................................................................ (1,602,390,542)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Micro-Cap ...................................................... $ 1,200,774,981 $ 117,163,097 $ (249,521,907) $ (132,358,810)
Russell 2500 .................................................... 1,145,462,276 126,463,961 (40,484,671) 85,979,290
Russell Mid-Cap .................................................. 27,515,003,928 11,897,309,520 (1,696,326,563) 10,200,982,957
Russell Mid-Cap Growth ............................................ 13,721,726,698 2,790,071,273 (736,555,637) 2,053,515,636

Notes to Financial Statements
(unaudited) (continued)
57
Notes to Financial Statements
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
58
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
09/30/24
Year Ended
03/31/24
iShares ETF Shares Amount Shares Amount
Micro-Cap
Shares sold 650,000 $ 81,966,328 500,000 $ 53,185,735
Shares redeemed (950,000) (110,751,682) (1,500,000) (161,182,843)
(300,000) $ (28,785,354) (1,000,000) $ (107,997,108)
Russell 2500
Shares sold 3,350,000 $ 213,036,440 5,500,000 $ 316,553,547
Shares redeemed (4,600,000) (287,358,943) (1,650,000) (96,686,966)
(1,250,000) $ (74,322,503) 3,850,000 $ 219,866,581
Russell Mid-Cap
Shares sold 68,950,000 $ 5,602,547,286 47,350,000 $ 3,474,609,033
Shares redeemed (52,200,000) (4,264,423,164) (45,800,000) (3,312,622,725)
16,750,000 $ 1,338,124,122 1,550,000 $ 161,986,308
Russell Mid-Cap Growth
Shares sold 46,550,000 $ 5,133,414,937 16,750,000 $ 1,622,096,322
Shares redeemed (54,900,000) (6,049,529,078) (14,750,000) (1,440,404,235)
(8,350,000) $ (916,114,141) 2,000,000 $ 181,692,087

Additional Information
59
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2024
iShares Semi-Annual Financial Statements and Additional Information
60
iShares Micro-Cap ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
61
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
62
iShares Russell 2500 ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
63
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund or have a similar investment strategy or mandate, and have investment advisory fee rates and overall expenses (net of any waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) of the Fund, the Board considered management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes,
BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
64
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Russell Mid-Cap ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.

Board Review and Approval of Investment Advisory Contract
(continued)
65
Board Review and Approval of Investment Advisory Contract
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund or have a similar investment strategy or mandate, and have investment advisory fee rates and overall expenses (net of any waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) of the Fund, the Board considered management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes,
BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be

Board Review and Approval of Investment Advisory Contract
(continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
66
disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Russell Mid-Cap Growth ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed

Board Review and Approval of Investment Advisory Contract
(continued)
67
Board Review and Approval of Investment Advisory Contract
and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be

Board Review and Approval of Investment Advisory Contract
(continued)
2024
iShares Semi-Annual Financial Statements and Additional Information
68
disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
69
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: November 21, 2024

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: November 21, 2024